UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond K6 Fund Fidelity® Total Bond K6 Fund : FTKFX

This annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 30	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Total Bond K6 Fund	2.19%	0.48%	2.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.62%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$7,886,764,107
Number of Holdings	4,698
Total Advisory Fee	$23,059,841
Portfolio Turnover	159%
What did the Fund invest in?
(as of August 31, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.9
AAA - 6.5
AA - 0.4
A - 6.9
BBB - 13.8
BB - 3.9
B - 5.1
CCC,CC,C - 1.0
D - 0.0
Not Rated - 8.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.9
Corporate Bonds - 23.2
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.7
CMOs and Other Mortgage Related Securities - 7.7
Bank Loan Obligations - 5.0
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Common Stocks - 0.1
Alternative Funds - 0.1
Preferred Stocks - 0.0
Other Investments - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.2
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.9
Ireland - 0.8
Germany - 0.7
Canada - 0.6
Switzerland - 0.5
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.6
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.4
Ginnie Mae II Pool	3.4
Freddie Mac Gold Pool	3.2
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.5
JPMorgan Chase & Co	1.3
Ginnie Mae I Pool	0.9
Wells Fargo & Co	0.9
59.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913652.102    2944-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity® Total Bond Fund : FTBFX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Bond Fund	2.01%	0.43%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913632.102    820-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class Z : FBKWX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	2.10%	0.53%	2.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913631.102    2733-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class M : FEPTX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.74%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.36%	-0.67%	1.56%
Class M (without 4.00% sales charge)	1.71%	0.15%	1.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913629.102    1344-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class I : FEPIX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.50%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.96%	0.39%	2.23%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913630.102    1345-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class C : FCEPX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.51%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.04%	-0.63%	1.36%
Class C	0.94%	-0.63%	1.36%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913628.102    1343-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class A : FEPAX

This annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.75%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.36%	-0.66%	1.56%
Class A (without 4.00% sales charge)	1.71%	0.15%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$41,945,078,703
Number of Holdings	6,727
Total Advisory Fee	$118,864,423
Portfolio Turnover	152%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.4
AAA - 5.5
AA - 0.7
A - 7.8
BBB - 13.6
BB - 4.1
B - 5.1
CCC,CC,C - 1.1
D - 0.0
Not Rated - 8.8
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.4
Corporate Bonds - 23.3
U.S. Government Agency - Mortgage Securities - 16.0
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.8
Bank Loan Obligations - 5.3
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 0.3
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.3
Grand Cayman (UK Overseas Ter) - 4.5
United Kingdom - 1.1
Mexico - 1.1
Bailiwick Of Jersey - 0.6
Ireland - 0.6
Germany - 0.6
Switzerland - 0.5
France - 0.5
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	12.0
Fannie Mae Mortgage pass-thru certificates	5.0
Freddie Mac Gold Pool	3.9
Ginnie Mae II Pool	3.4
Uniform Mortgage Backed Securities	2.7
Freddie Mac Multifamily Structured pass-thru certificates	1.6
JPMorgan Chase & Co	1.3
Morgan Stanley	1.1
Bank of America Corp	1.0
59.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913627.102    1341-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Government Bond Index Fund Fidelity® Series Government Bond Index Fund : FHNFX

This annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Government Bond Index Fund	1.19%	-0.74%	1.35%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	1.35%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.83%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,403,609,158
Number of Holdings	264
Total Advisory Fee	$0
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	2.8
1 - 1.99%	13.6
2 - 2.99%	8.7
3 - 3.99%	33.3
4 - 4.99%	37.7
5 - 5.99%	2.0
6 - 6.99%	0.7
7 - 7.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 97.9
U.S. Government Agency Obligations - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.7
US Treasury Bonds	22.2
Federal Home Loan Bank	0.3
Fannie Mae	0.3
Tennessee Valley Authority	0.2
Federal Farm Credit Banks Funding Corp	0.1
Freddie Mac Non Gold Pool	0.1
98.9
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913659.102    3221-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Intermediate Government Income Fund Fidelity® Intermediate Government Income Fund : FSTGX

This annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, security selection among conventional 30-year mortgage pools with specified characteristics contributed to the fund's performance versus the benchmark, the Bloomberg Intermediate Government Bond Index, for the fiscal year.
•An overweight in short-duration Freddie Mac multifamily securities boosted relative performance, as did a pay-fixed position in two-year interest-rate swaps.
•In contrast, the fund's longer duration (interest rate) positioning detracted versus the benchmark for the 12 months.
•Lastly, a small position in Treasury Inflation-Protected Securities modestly hurt relative performance.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Government Income Fund	1.44%	0.34%	1.12%
Bloomberg U.S. Intermediate Government Bond Index	1.52%	0.76%	1.45%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$516,510,363
Number of Holdings	185
Total Advisory Fee	$1,419,547
Portfolio Turnover	196%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	10.8
2 - 2.99%	5.5
3 - 3.99%	45.8
4 - 4.99%	32.0
5 - 5.99%	-0.6
6 - 6.99%	1.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 81.7
CMOs and Other Mortgage Related Securities - 12.5
U.S. Government Agency Obligations - 3.0
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.6
U.S. Government Agency - Mortgage Securities - (2.1)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	80.3
Freddie Mac Multifamily Structured pass-thru certificates	9.7
Freddie Mac Gold Pool	2.3
Federal Farm Credit Banks Funding Corp	1.6
Federal Home Loan Bank	1.4
US Treasury Bonds	1.4
Fannie Mae Mortgage pass-thru certificates	1.1
Fannie Mae Guaranteed REMIC	0.7
Ginnie Mae I Pool	0.1
Freddie Mac Non Gold Pool	0.1
98.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913625.102    452-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity® Government Income Fund : FGOVX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Government Income Fund	1.66%	-0.77%	0.73%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	0.94%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	0.83%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913603.102    54-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class Z : FIKPX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.76%	-0.67%	1.37%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	1.51%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913602.102    3305-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class M : FVITX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.76%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.70%	-1.85%	0.02%
Class M (without 4.00% sales charge)	1.35%	-1.05%	0.43%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	0.94%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	0.83%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913600.102    1758-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class I : FVIIX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.62%	-0.80%	0.70%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	0.94%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	0.83%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913601.102    1759-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class C : FVICX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.54%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.43%	-1.84%	-0.20%
Class C	0.55%	-1.84%	-0.20%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	0.94%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	0.83%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913599.102    1757-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class A : FVIAX

This annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, an overweight in Ginnie Mae securities with coupons of 2.0% and 2.5% contributed to the fund's performance versus the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index for the fiscal year.
•An overweight in conventional 30-year mortgage pools with specified characteristics and coupons of 2.5% and higher boosted relative performance, as did an overweight in short-duration Freddie Mac multifamily securities.
•In contrast, the fund's underweight in conventional 30-year mortgage-backed securities with a coupon of 2% detracted versus the index.
•The fund's longer duration (interest rate) positioning hurt relative performance.
•Lastly, a small position in Treasury Inflation-Protected Securities detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.73%	-1.90%	0.00%
Class A (without 4.00% sales charge)	1.32%	-1.09%	0.41%
Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index	1.67%	-0.51%	0.94%
Bloomberg U.S. Government Bond Index	1.23%	-0.77%	0.83%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,390,348,293
Number of Holdings	1,738
Total Advisory Fee	$4,265,715
Portfolio Turnover	286%
What did the Fund invest in?
(as of August 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	1.1
2 - 2.99%	15.6
3 - 3.99%	37.6
4 - 4.99%	30.3
5 - 5.99%	4.9
6 - 6.99%	6.2
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0
18 - 18.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 58.3
U.S. Government Agency - Mortgage Securities - 17.6
CMOs and Other Mortgage Related Securities - 16.8
U.S. Government Agency Obligations - 3.0
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	17.5
Freddie Mac Multifamily Structured pass-thru certificates	10.5
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	8.2
Ginnie Mae II Pool	3.0
Fannie Mae Guaranteed REMIC	2.3
Federal Home Loan Bank	1.4
Federal Farm Credit Banks Funding Corp	1.2
Ginnie Mae I Pool	1.2
95.4
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913598.102    1755-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity® Environmental Bond Fund : FFEBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Environmental Bond Fund	1.51%	-0.54%	-0.30%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913670.102    6379-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class Z : FEBGX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.60%	-0.45%	-0.21%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913675.102    6384-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class M : FEBEX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	0.67%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-2.76%	-1.57%	-1.29%
Class M (without 4.00% sales charge)	1.29%	-0.76%	-0.52%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913673.102    6382-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class I : FEBFX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	1.39%	-0.57%	-0.33%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913674.102    6383-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class C : FEBDX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.43%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	-0.46%	-1.50%	-1.27%
Class C	0.52%	-1.50%	-1.27%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913672.102    6381-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class A : FEBBX

This annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.70%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond   yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, an underweight in mortgage-backed securities detracted from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•The fund's yield-curve positioning also hurt.
•In contrast, positioning among investment-grade corporate bonds, particularly above-benchmark exposure to financials and security selection among industrials, contributed to the fund's relative performance.
•The fund's use of derivatives and currency contracts to hedge certain aspects of the portfolio's global holdings added value.
•Notable changes over the past 12 months included decreasing exposure to U.S. Treasurys and increasing the allocations to corporate-backed bonds and mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-2.79%	-1.58%	-1.31%
Class A (without 4.00% sales charge)	1.26%	-0.78%	-0.54%
Bloomberg MSCI Global Green USD Bond Index (Hedged USD)	2.39%	0.51%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.04%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,022,546
Number of Holdings	216
Total Advisory Fee	$153,454
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.7
AAA - 0.7
AA - 0.6
A - 15.4
BBB - 22.8
BB - 3.3
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.5
U.S. Treasury Obligations - 35.0
U.S. Government Agency - Mortgage Securities - 17.7
CMOs and Other Mortgage Related Securities - 2.6
Foreign Government and Government Agency Obligations - 1.4
Preferred Securities - 1.3
Asset-Backed Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.6
United Kingdom - 4.4
Germany - 3.1
Netherlands - 2.3
Italy - 2.0
Canada - 1.5
Ireland - 1.3
Japan - 1.1
Luxembourg - 1.0
Others - 3.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
US Treasury Bonds	11.3
Freddie Mac Gold Pool	11.3
Fannie Mae Mortgage pass-thru certificates	6.0
Freddie Mac Multifamily Structured pass-thru certificates	2.3
Morgan Stanley	1.8
JPMorgan Chase & Co	1.3
AES Corp/The	1.0
Consolidated Edison Co of New York Inc	1.0
NatWest Group PLC	0.9
60.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913671.102    6380-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$73,800	$-	$6,700	$1,400

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$75,700	$-	$6,700	$1,300

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Environmental Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund, and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$78,100	$6,100	$8,200	$2,300
Fidelity Government Income Fund	$72,700	$5,900	$10,100	$2,200
Fidelity Intermediate Government Income Fund	$68,800	$5,600	$10,100	$2,100
Fidelity Series Government Bond Index Fund	$63,200	$5,300	$10,600	$2,000
Fidelity Total Bond Fund	$125,800	$9,800	$12,200	$3,600

August 31, 2025 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$79,300	$6,200	$8,200	$2,500
Fidelity Government Income Fund	$74,000	$6,000	$10,100	$2,400
Fidelity Intermediate Government Income Fund	$69,500	$5,700	$10,100	$2,300
Fidelity Series Government Bond Index Fund	$63,900	$5,300	$10,600	$2,100
Fidelity Total Bond Fund	$127,000	$9,900	$12,200	$4,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$2,970,400

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
Deloitte Entities	$2,595,300	$3,440,200
PwC	$14,657,200	$14,735,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Total Bond K6 Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond K6 Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.7%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (b)(c)(m)		3,345,000	3,345,017
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(m)		1,293,000	1,295,667
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.0029% 10/16/2038 (b)(c)(m)		12,811,000	12,819,084
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (b)(c)(m)		4,249,000	4,257,634
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (b)(c)(m)		4,622,000	4,641,144
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (b)(c)(m)		4,944,000	4,944,588
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (b)(c)(m)		4,046,000	4,054,646
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(m)		3,992,000	3,995,098
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.3022% 4/23/2037 (b)(c)(m)		7,100,000	7,102,826
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(m)		4,364,000	4,369,481
Goldentree Ln Mgmt US CLO 19 Ltd / Goldentree Ln Mgmt US CLO 19 LLC Series 2026-19A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 7/20/2039 (b)(c)(m)		2,678,000	2,677,898
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (b)(c)(m)		4,039,000	4,042,231
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (b)(c)(m)		5,139,000	5,129,005
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (b)(c)(m)		3,992,000	3,998,048
OCP CLO Ltd Series 2026-31A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2039 (b)(c)(m)		5,943,000	5,942,400
TOTAL BAILIWICK OF JERSEY			72,614,767
BERMUDA - 0.2%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (b)(c)(m)		3,375,000	3,382,459
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (b)(c)(m)		250,000	249,562
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2040 (b)(c)(m)		2,435,000	2,435,555
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (b)(c)(m)		3,155,000	3,155,000
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 1/15/2037 (b)(c)(m)		7,000,000	7,006,720
TOTAL BERMUDA			16,229,296
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (m)		447,648	449,115
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (m)		647,640	650,107
TOTAL CANADA			1,099,222
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (b)(c)(m)		5,056,000	5,055,616
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (b)(c)(m)		3,208,000	3,209,206
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (b)(c)(m)		2,222,000	2,225,446
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (b)(c)(m)		5,502,000	5,510,198
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(m)		2,803,000	2,806,512
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (b)(c)(m)		2,681,000	2,691,646
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (b)(c)(m)		2,826,000	2,833,497
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (b)(c)(m)		618,949	619,088
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (b)(c)(m)		923,000	924,384
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (b)(c)(m)		4,203,000	4,206,926
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.1529% 5/27/2038 (b)(c)(m)		8,962,000	8,992,148
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.0395% 7/17/2038 (b)(c)(m)		6,275,000	6,287,575
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (b)(c)(m)		860,000	861,290
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (b)(c)(m)		2,246,000	2,248,462
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (b)(c)(m)		3,115,000	3,118,981
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (b)(c)(m)		1,662,471	1,663,540
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (b)(c)(m)		4,468,000	4,470,770
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (b)(c)(m)		4,233,000	4,241,110
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (b)(c)(m)		4,386,000	4,395,127
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (b)(c)(m)		2,964,000	2,969,116
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(m)		3,909,000	3,916,677
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (m)		1,322,756	1,255,820
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(m)		2,890,000	2,896,641
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (b)(c)(m)		4,784,000	4,790,320
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (b)(c)(m)		10,883,000	10,896,104
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (b)(c)(m)		4,017,000	4,019,306
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (b)(c)(m)		1,424,000	1,427,587
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (c)(e)(m)		3,364,000	3,364,017
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (b)(c)(m)		7,744,000	7,761,261
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (b)(c)(m)		4,167,000	4,177,130
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (b)(c)(m)		2,776,000	2,781,938
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (b)(c)(m)		8,000,000	8,010,216
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(m)		4,976,000	4,980,961
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (b)(c)(m)		3,618,000	3,620,970
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (b)(c)(m)		2,414,000	2,415,166
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (b)(c)(m)		4,206,000	4,206,921
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (b)(c)(m)		4,613,000	4,619,735
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(e)(m)		4,088,000	4,088,020
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (b)(c)(m)		4,256,000	4,263,882
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (b)(c)(m)		4,147,000	4,156,994
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (b)(c)(m)		2,487,000	2,488,990
Flatiron RR CLO 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.2292% 10/18/2037 (b)(c)(m)		1,680,000	1,681,282
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (m)		3,270,417	3,257,299
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (b)(c)(m)		4,998,000	5,008,121
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (m)		410,745	406,636
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (m)		340,299	337,745
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(m)		2,979,000	2,976,093
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1602% 10/25/2037 (b)(c)(m)		1,565,000	1,567,587
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (b)(c)(m)		4,137,000	4,150,702
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(m)		2,889,000	2,890,627
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (b)(c)(m)		2,342,000	2,346,089
Magnetite XLVII Ltd Series 2024-47A Class A, CME Term SOFR 3 month Index + 1.33%, 5.1402% 1/25/2038 (b)(c)(m)		4,313,000	4,323,403
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (b)(c)(m)		2,024,000	2,024,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (b)(c)(m)		2,024,000	2,024,010
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (b)(c)(m)		4,068,000	4,068,374
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (b)(c)(m)		4,963,000	4,967,402
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (b)(c)(m)		4,916,000	4,911,463
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (b)(c)(m)		3,729,000	3,741,865
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (b)(c)(m)		2,803,000	2,806,868
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (b)(c)(m)		5,028,000	5,033,667
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (b)(c)(m)		3,826,000	3,813,286
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (b)(c)(m)		4,354,000	4,363,631
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (b)(c)(m)		2,960,000	2,965,449
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (b)(c)(m)		2,763,000	2,770,195
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (b)(c)(m)		4,267,000	4,272,257
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (b)(c)(m)		4,267,000	4,274,408
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (b)(c)(m)		3,402,000	3,406,099
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (b)(c)(m)		3,615,000	3,614,942
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (b)(c)(m)		1,569,000	1,571,499
Palmer Square CLO Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (b)(c)(m)		7,667,000	7,692,301
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (b)(c)(m)		4,596,000	4,605,587
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (b)(c)(m)		3,687,000	3,687,911
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(m)		3,227,577	3,228,468
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (b)(c)(m)		3,036,305	3,033,621
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(m)		9,800,000	9,803,294
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (m)		328,685	323,101
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (b)(c)(m)		3,482,000	3,485,788
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (b)(c)(m)		2,003,000	2,005,852
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (b)(c)(m)		1,862,000	1,865,724
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (b)(c)(m)		3,088,000	3,086,274
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (b)(c)(m)		4,774,000	4,775,466
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (b)(c)(m)		2,685,000	2,690,217
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(m)		4,169,000	4,174,491
Sixth Street CLO XVIII Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.2495% 10/17/2038 (b)(c)(m)		6,838,000	6,854,555
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (b)(c)(m)		3,415,000	3,419,655
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (m)		121,808	121,445
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(m)		1,595,000	1,598,394
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (b)(c)(m)		4,400,000	4,404,220
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(e)(m)		3,467,000	3,470,789
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			323,371,446
IRELAND - 0.0%
Blackrock European Clo III Designated Activity Co Series 2026-3XR Class ARR, 3 month EURIBOR + 1.27%, 3.64% 10/19/2039 (b)(c)(n)	EUR	250,000	290,460
CIFC European Funding CLO I DAC Series 2026-1X Class ARR, 3 month EURIBOR + 1.27%, 3.597% 7/15/2040 (b)(c)(n)	EUR	520,000	605,193
CVC Cordatus Loan Fund XVII DAC Series 2026-17XR Class ARR, 3 month EURIBOR + 1.27%, 3.82 2/27/2041 (b)(c)(n)	EUR	650,000	755,008
Jubilee CLO DAC Series 2026-25X Class AR, 3 month EURIBOR + 1.3%, 3.627% 10/15/2039 (b)(c)(n)	EUR	325,000	378,017
RRE 12 Loan Management DAC Series 2026-12X Class A1RR, 3 month EURIBOR + 1.27%, 3.616% 10/15/2041 (b)(c)(n)	EUR	220,000	255,965
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (m)		744,682	746,472
TOTAL IRELAND			3,031,115
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (b)(c)(m)		5,485,000	5,495,668
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(m)		1,188,000	1,186,895
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (b)(c)(m)		2,695,000	2,702,390
TOTAL MULTI-NATIONAL			9,384,953
NETHERLANDS - 0.0%
Avoca CLO XIII DAC Series 2026-13X Class ARRR, 3 month EURIBOR + 1.26%, 3.587% 10/15/2039 (b)(c)(n)	EUR	610,000	709,531
UNITED STATES - 3.3%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (m)		2,174,601	2,169,549
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (m)		1,372,505	1,361,525
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (m)		1,448,477	1,457,238
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (m)		1,375,619	1,383,939
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (m)		1,900,000	1,901,162
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (m)		1,900,000	1,882,551
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (m)		1,560,000	1,546,486
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (m)		3,055,000	3,030,265
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (m)		2,956,684	2,950,094
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (m)		54,258	53,949
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (m)		32,449	32,226
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (m)		1,011,367	1,013,751
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (m)		144,025	144,452
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (m)		665,000	662,852
Avis Budget Rental Car Funding AESOP LLC Series 2022-1A Class A, 3.83% 8/21/2028 (m)		1,800,000	1,789,117
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (m)		1,200,000	1,190,041
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (m)		1,200,000	1,188,448
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (m)		717,940	710,164
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (m)		737,894	738,951
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037		2,310,000	2,299,889
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (m)		735,623	727,078
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028		790,951	791,605
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		306,178	307,299
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		1,300,000	1,298,901
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		1,200,000	1,196,620
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (m)		56,244	55,849
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (m)		87,397	86,698
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (m)		488,890	483,563
CCG Receivables Trust Series 2025-1 Class B, 4.69% 10/14/2032 (m)		500,000	498,063
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (m)		1,400,000	1,395,526
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (m)		1,030,000	999,555
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (m)		570,000	574,730
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (m)		2,982,900	2,950,126
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (m)		6,021,750	5,880,648
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (m)		9,053,513	7,928,443
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (m)		8,329,613	7,862,119
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (m)		3,518,413	3,453,851
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (m)		2,853,438	2,771,807
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (m)		3,005,000	2,965,932
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (m)		2,942,000	2,906,110
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (m)		740,000	734,504
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (m)		157,157	157,951
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (m)		141,649	141,839
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (m)		2,880,400	2,865,375
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (m)		2,321,280	2,215,832
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (m)		5,699,823	5,409,627
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (m)		13,225,028	12,001,780
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029		825,205	825,593
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028		1,055,000	1,054,575
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		522,378	522,834
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		455,000	454,083
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		2,600,000	2,587,885
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (m)		8,965,529	8,868,230
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (m)		3,974,789	3,924,863
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (m)		5,283,668	5,272,537
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (b)(c)(m)		4,167,000	4,177,951
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (b)(c)(m)		2,652,000	2,652,827
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (b)(c)(m)		3,428,000	3,428,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (m)		1,900,000	1,898,133
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (m)		1,860,000	1,854,993
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (m)		154,477	154,677
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		868,695	871,724
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (m)		5,028,425	4,994,592
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (m)		2,554,200	2,535,482
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		485,710	485,888
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (m)		1,200,000	1,198,871
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(m)		4,274,000	4,276,218
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (m)		78,302	78,421
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (m)		797,297	798,437
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (m)		2,400,000	2,395,727
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (m)		100,000	101,212
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (m)		200,000	198,127
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (m)		465,000	460,987
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (m)		6,165,606	5,980,756
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (b)(c)(m)		4,199,000	4,204,459
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (b)(c)(m)		3,951,000	3,951,020
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (m)		2,100,000	2,144,083
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (m)		200,000	198,948
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (m)		800,000	796,901
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (m)		1,600,000	1,595,874
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (m)		3,820,000	3,798,017
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (m)		2,000,000	1,986,227
Optn Series 2026-A Class A, 4.32% 1/9/2034 (m)		1,505,000	1,489,251
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (m)		1,221,914	1,224,770
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (m)		3,173,707	3,071,189
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (m)		211,710	214,092
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (m)		2,580,000	2,562,714
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (m)		905,080	860,157
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (m)		1,440,080	1,328,131
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (m)		2,932,650	2,881,740
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (m)		699,538	701,303
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (b)(c)(m)		815,344	813,509
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(m)		344,586	339,451
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (m)		888,035	889,294
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2023-1A Class B, 5.75% 9/15/2048 (m)		250,000	244,807
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (m)		105,000	101,965
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (m)		1,726,860	1,723,932
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (m)		1,500,000	1,498,847
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (m)		205,685	205,847
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (m)		381,000	367,791
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (m)		482,131	480,869
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (m)		600,000	591,154
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (m)		2,647,446	2,642,859
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (m)		479,533	480,294
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A, 4.77% 8/20/2031 (m)		2,300,000	2,296,517
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (m)		8,305,073	8,185,859
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (m)		8,970,225	8,985,386
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (m)		5,703,413	5,694,811
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (m)		4,341,668	4,135,618
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (m)		4,527,360	4,424,953
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (m)		2,140,868	2,073,012
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (m)		750,000	759,522
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (m)		6,025,000	5,877,987
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (m)		1,551,417	1,539,709
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (m)		736,023	732,091
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (m)		181,000	179,184
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (b)(c)(m)		224,451	224,452
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (m)		818,000	817,521
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (m)		365,000	364,445
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (m)		400,000	397,324
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (m)		240,000	238,267
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (m)		1,500,000	1,510,741
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (m)		793,000	807,040
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (m)		195,000	194,217
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (l)(m)		867,475	864,812
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (c)(m)		905,088	904,440
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (m)		1,300,000	1,299,132
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (m)		277,565	277,684
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (m)		146,168	146,418
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (m)		3,311,154	3,284,664
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (m)		29,502	29,687
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (m)		2,807,021	2,760,299
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		119,175	119,466
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027		215,782	215,833
TOTAL UNITED STATES			260,952,289
TOTAL ASSET-BACKED SECURITIES (Cost $687,800,764)			687,392,619

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(h)(j)	290,218	290,219
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (b)(c)(h)(j)	138,558	138,558

TOTAL COLOMBIA		428,777
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(h)	580,828	582,693
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (b)(c)(h)	348,989	353,701
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (b)(c)(h)	34,641	21,433
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (b)(c)(h)(j)	355,112	189,925
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (b)(c)(h)(j)	495,870	454,336

TOTAL NETHERLANDS		644,261
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(h)	738,150	716,928
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(h)	872,438	856,220

TOTAL SWITZERLAND		1,573,148
UNITED STATES - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (b)(c)(h)	720,000	613,800
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (b)(c)(h)	870,000	874,568
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (b)(c)(h)	495,783	467,151
TOTAL COMMUNICATION SERVICES		1,955,519
Consumer Discretionary - 0.2%
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (b)(c)(h)	838,907	809,318
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (b)(c)(h)	418,950	416,855
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (b)(c)(h)	876,541	846,081
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(h)	1,141,121	1,093,833
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (b)(c)(h)	915,220	870,832
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(h)(k)	39,216	37,314
		2,848,060
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (b)(c)(h)	1,092,086	1,046,579
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (b)(c)(h)	1,007,475	1,001,390
		2,047,969
Specialty Retail - 0.1%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (b)(c)(h)	1,157,875	1,140,774
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(h)	250,000	193,012
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (b)(c)(h)	315,000	314,508
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (b)(c)(h)	329,588	318,464
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (b)(c)(h)	622,220	582,324
		2,549,082
TOTAL CONSUMER DISCRETIONARY		8,671,284
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(h)	357,038	325,130
Food Products - 0.0%
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(h)(i)(j)	19,886	7,531
TOTAL CONSUMER STAPLES		332,661
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(h)(i)	4,030,707	2,536,484
Financials - 0.0%
Financial Services - 0.0%
Cyrusone Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7375% 7/8/2033 (b)(c)(h)	365,000	354,506
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (b)(c)(h)(k)	140,733	137,566
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (b)(c)(h)	1,106,430	1,081,536
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (h)(j)	232,750	234,060
		1,807,668
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(h)	150,000	127,000
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(h)	1,095,465	1,048,448
		1,175,448
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/16/2033 (b)(c)(h)	430,000	431,075
TOTAL FINANCIALS		3,414,191
Health Care - 0.0%
Biotechnology - 0.0%
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (b)(c)(h)	350,000	350,874
Health Care Providers & Services - 0.0%
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (b)(c)(h)	79,941	67,550
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (b)(c)(h)	396,000	394,163
		461,713
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(h)	2,501,770	2,486,585
TOTAL HEALTH CARE		3,299,172
Industrials - 0.2%
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (b)(c)(h)	293,547	137,967
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (b)(c)(h)	1,579,728	766,168
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (b)(c)(h)	983,972	443,486
		1,347,621
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (b)(c)(h)	948,118	790,494
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (b)(c)(h)	2,189,993	1,755,411
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(h)	2,581,979	1,789,957
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(h)	800,000	797,400
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(h)	396,915	393,275
		5,526,537
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(h)	1,186,000	1,182,300
TOTAL INDUSTRIALS		8,056,458
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (b)(c)(h)	86,000	77,328
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(h)	1,017,705	984,792
		1,062,120
Software - 0.0%
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(h)(k)	40,000	40,100
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (b)(c)(h)	1,077,946	1,064,881
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (b)(c)(h)	82,000	80,565
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(h)	1,323,798	1,304,657
		2,490,203
TOTAL INFORMATION TECHNOLOGY		3,552,323
Materials - 0.2%
Chemicals - 0.2%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (b)(c)(h)	840,000	793,800
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (b)(c)(h)	74,910	71,539
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (b)(c)(h)	665,000	505,400
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (b)(c)(h)	1,501,016	1,433,470
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (b)(c)(h)	253,985	246,274
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (b)(c)(h)	74,625	74,788
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (b)(c)(h)	1,186,955	1,181,471
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(h)	1,535,597	1,461,213
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (b)(c)(h)	1,507,948	1,486,580
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (b)(c)(h)	511,706	472,473
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (b)(c)(h)	713,544	716,220
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(h)	590,000	594,425
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(h)	590,098	459,834
		9,497,487
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(h)	1,655,000	1,651,789
TOTAL MATERIALS		11,149,276
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(h)	545,278	550,050
TOTAL UNITED STATES		43,517,418
TOTAL BANK LOAN OBLIGATIONS (Cost $48,761,391)		47,121,431

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	408,774
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	2,094,000	2,083,663
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	259,260

TOTAL UNITED STATES		2,751,697
TOTAL BANK NOTES (Cost $2,781,873)		2,751,697

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (l)(m)	1,989,749	1,988,113
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(m)	368,012	360,874
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (m)	762,612	747,916
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(m)	677,729	676,142
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (l)(m)	1,077,388	1,067,213
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(m)	371,713	370,405
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(m)	575,661	570,075
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (m)	2,887,853	2,844,857
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(m)	739,050	729,268
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(m)	966,840	965,706
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	487	490
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	675	679
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	836	844
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	630	635
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	955	968
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	317	320
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7377% 8/25/2031 (b)(c)	1,121	1,130
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	213	217
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	660	678
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (b)(c)	129	129
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (b)(c)	229	232
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	461	465
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (b)(c)	297	300
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (b)(c)	117	117
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 11/25/2032 (b)(c)	448	448
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(p)	93	1
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 11/25/2032 (b)(c)	452	456
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(p)	5,524	525
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(p)	302	25
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	8,743	8,727
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	39,836	40,221
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	93,170	92,998
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	7,956	7,825
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	28,379	28,326
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(p)	6,212	298
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	115,065	116,529
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	20,716	20,704
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	13,556	13,452
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	2,927	2,953
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(p)	3,971	254
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(p)	2,164	164
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (q)	2,742	2,473
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (q)	5,122	4,388
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(p)	1,478	104
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	1,521	1,813
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	54,337	54,237
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	9,195	8,692
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	60,807	57,749
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	5,760	5,881
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	27,376	26,717
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (p)	3,432	33
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	21,660	19,862
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	31,091	29,127
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2042 (b)(c)	1,099,842	1,092,029
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(p)	7,442	596
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (p)	33,108	4,341
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	40,224	38,293
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	4,970,314	4,224,267
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (p)	20,073	2,466
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,046,681	3,637,538
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	779,261	704,721
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (p)	309,579	63,381
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2577% 12/25/2049 (b)(c)	581,849	574,082
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	1,685,303	1,623,051
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,571,997	1,395,949
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	308,589	268,837
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	112,194	94,123
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	119,230	100,026
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	158,602	135,964
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	156,503	127,281
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	99,107	86,178
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	691,843	605,330
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	456,603	399,121
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,338,125	2,928,294
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	152,677	132,870
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	140,589	129,112
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	182,042	165,246
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,194,202	1,996,828
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	264,303	239,534
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	145,605	136,996
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	299,393	275,295
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,174,690	2,078,372
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	137,400	128,934
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	149,271	139,913
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	108,199	98,904
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,447,700	1,301,356
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	266,049	257,245
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	646,376	575,375
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,644,564	1,448,183
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	111,918	97,956
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	290,136	259,491
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	100,789	97,916
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	292,987	251,988
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	612,877	544,930
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (b)(c)	1,396,771	1,379,576
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (b)(c)	2,935,679	2,899,539
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	958,784	948,906
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	3,395,243	3,353,396
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	399,844	393,468
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	198,540	182,405
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	648,476	583,978
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,081,135	885,057
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (b)(c)	823,723	836,663
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (b)(c)	3,381,096	3,436,207
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (b)(c)	346,046	349,601
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (b)(c)	722,597	727,633
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (b)(c)	3,088,510	3,099,687
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (b)(c)	848,638	853,578
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	30	31
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (q)	1,705	1,449
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (q)	2,842	2,400
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	542,317	502,911
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	448,101	421,105
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	281,959	259,228
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	1,082,130	1,087,875
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	1,393,903	1,398,755
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	1,682,543	1,694,328
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	2,013,294	2,026,508
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	1,419,728	1,429,284
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	1,572,028	1,577,649
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	100,143	98,357
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6877% 6/25/2036 (b)(c)	109,528	110,526
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6777% 3/25/2036 (b)(c)	84,777	85,659
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	129,986	127,809
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	490,216	464,270
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	343,930	335,068
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	169,711	155,866
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (p)	1,297	153
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (p)	1,237	149
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(p)	817	115
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (p)	783	109
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (p)	5,506	809
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	179	181
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	679	685
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	80,279	78,841
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	65,878	64,229
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,246,806	3,332,568
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	160,089	139,445
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	86,609	75,882
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	163,218	142,352
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	196,824	170,686
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	349	352
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	2,649	2,680
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	122	124
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	372	376
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	3,158	3,198
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	724	732
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	419	423
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	239	241
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	1,814	1,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	7,193	7,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (b)(c)	105	106
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	139	140
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	138	139
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (b)(c)	192	193
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	71	72
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	925	945
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,393	1,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	2,418	2,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 11/15/2032 (b)(c)	1,610	1,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	5,817	5,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 2/15/2033 (b)(c)	26,917	27,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 3/15/2034 (b)(c)	36,940	36,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	2,898	2,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	105,465	105,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	29,885	29,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	10,884	11,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,028	1,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	18,056	17,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	6,041	6,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(p)	1,944	136
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (q)	6,575	5,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (q)	3,460	2,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	6,465	6,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	22,869	22,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(p)	8,014	557
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	1,598	1,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(p)	5,733	436
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (b)(c)	6,937	6,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	22,043	22,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	31,083	31,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	173,983	171,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	243,664	240,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	4,170	4,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	24,721	23,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (p)	7,268	129
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	9,416	9,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	47,084	45,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,233,886	1,186,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	175,040	138,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	106,677	87,952
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	372,457	317,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	583,370	438,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,253,472	3,499,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,198,996	1,054,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	422,085	377,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	413,000	365,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	121,909	102,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	429,977	384,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	159,047	137,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	155,153	132,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	452,057	395,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	162,586	141,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	548,970	471,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	448,334	395,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	386,736	338,184
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	108,013	96,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	747,573	652,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	100,033	87,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	252,163	220,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	106,418	95,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	211,447	184,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	130,295	112,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,816,974	1,597,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	211,448	184,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	80,662	72,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	326,558	294,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	368,209	316,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	105,627	96,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	436,861	401,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	86,485	77,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	154,968	139,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	95,961	90,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	311,816	291,731
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	611,208	573,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	200,032	189,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	331,181	311,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	170,915	170,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (b)(c)	609,159	602,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (b)(c)	1,071,484	1,056,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	340,438	337,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (b)(c)	655,076	657,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (b)(c)	2,609,347	2,622,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	2,693,304	2,704,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	1,141,142	1,139,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	2,142,228	2,152,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	2,922,536	2,932,708
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	755	763
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	439	443
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	116	116
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (b)(c)(d)	3,565	3,551
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(d)	70,166	69,840
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(d)	41,968	41,852
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(d)	33,160	33,118
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(d)	37,684	37,632
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(d)	41,225	41,160
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(d)	23,804	23,779
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(d)	43,969	43,911
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(d)	29,418	29,379
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(d)	29,577	29,553
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3319% 9/20/2061 (b)(c)(d)	10,522	10,517
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(d)	37,452	37,463
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(d)	34,987	35,026
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(d)	18,777	18,813
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(d)	37,407	37,437
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(d)	25,615	25,635
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(d)	130	130
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (d)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (d)	179	173
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3819% 8/20/2063 (b)(c)(d)	1,466	1,466
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (b)(c)(d)	2,767	2,767
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (b)(c)(d)	5,407	5,408
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (b)(c)(d)	8,068	8,060
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (b)(c)(d)	1,318	1,303
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (d)	238	223
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (b)(c)(d)	1,956	1,941
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(d)	10,888	10,622
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (b)(c)(d)	37,043	37,061
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(d)	589	586
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	43,450	38,988
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(d)	50,298	50,222
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (d)	214,735	210,217
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	99,165	100,384
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	8,754	8,753
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(p)	1,674	65
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(p)	3,451	216
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 7/20/2037 (b)(c)	27,907	27,998
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2469% 1/20/2038 (b)(c)	7,509	7,527
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6269% 8/20/2038 (b)(c)	37,980	38,557
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6669% 9/20/2038 (b)(c)	29,671	30,153
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3537% 11/16/2039 (b)(c)	43,686	43,938
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2837% 12/16/2039 (b)(c)	23,156	23,245
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	6,425	6,138
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	88,225	84,263
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	416,158	391,742
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	19,463	18,584
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	177,655	175,786
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (b)(c)(d)	10,160	10,154
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (p)	3,109	51
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	9,990	9,843
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(p)	8,095	600
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 8/20/2042 (b)(c)	30,578	30,198
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	11,354	11,287
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	168,774	152,648
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	65,312	59,307
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	108,448	97,250
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	88,961	80,579
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	33,262	30,456
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	167,899	150,627
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	92,809	82,737
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	76,228	68,258
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	94,012	85,380
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	83,683	77,336
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (l)(m)	241,154	237,266
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(m)	1,382,162	1,374,052
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(m)	718,149	717,034
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (m)	267,547	246,796
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(m)	466,220	438,005
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(m)	617,804	616,575
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(m)	364,104	361,797
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (m)	266,961	245,383
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (m)	127,736	119,166
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (m)	378,447	345,005
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (m)	2,139,591	2,063,227
OBX Series 2026-NQM11 Class A1FC, 5.592% 6/25/2066 (c)(m)	790,338	790,297
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (l)(m)	495,543	491,843
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(m)	768,082	756,184
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(m)	1,739,099	1,728,225
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (m)	63,476	62,999
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(m)	1,447,043	1,418,640
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(m)	783,797	765,947
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(m)	2,061,481	2,020,137
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(m)	1,339,392	1,311,933
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (m)	221,515	221,481
PRET LLC Series 2026-RN4 Class A1, 5.8032% 8/25/2056 (c)(m)	1,286,790	1,286,787
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (l)(m)	1,148,698	1,110,130
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (m)	714,668	667,992
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (m)	2,969,454	2,866,360
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(m)	561,212	559,563
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (m)	214,618	211,497
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(m)	144,334	141,251
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(m)	2,629,559	2,563,719
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(m)	927,455	900,101
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (m)	313,060	310,780
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (c)(m)	1,018,891	1,015,099
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (l)(m)	1,500,000	1,495,724
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (l)(m)	941,006	931,368
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (m)	641,037	634,655
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(m)	1,371,322	1,365,167
Towd Point Mortgage Trust Series 2015-6 Class B1, 3.7947% 4/25/2055 (c)(m)	1,200,000	1,159,121
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (m)	468,730	436,338
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (c)(m)	680,751	678,110
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (l)(m)	808,304	804,535
TOTAL UNITED STATES		144,602,589
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $144,019,518)		144,602,589

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (m)	343,000	327,323
UNITED STATES - 5.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(m)	4,220,000	4,241,100
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 6.7307% 6/15/2040 (b)(c)(m)	585,000	587,925
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 2/15/2043 (b)(c)(m)	275,000	275,516
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(m)	1,595,000	1,596,994
ARES Commercial Mortgage Trust Series 2026-RTL Class E, CME Term SOFR 1 month Index + 0%, 6.35% 8/15/2043 (b)(c)(m)	145,000	145,272
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1892% 4/15/2042 (b)(c)(m)	565,000	565,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6782% 10/15/2034 (b)(c)(m)	170,000	170,929
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (m)	539,667	536,452
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (m)	132,000	128,904
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	139,339	137,244
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.7615% 7/15/2049 (c)	818,000	791,382
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	235,000	207,472
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	989,767
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	566,555	556,798
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	122,146	121,384
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	385,000	349,662
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	371,066	362,049
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	61,556	59,825
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	900,932
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	66,074	64,081
BANK Series 2022-BNK39 Class C, 3.268% 2/15/2055 (c)	194,000	162,845
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	200,000	201,248
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	800,000	817,196
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	405,000	388,111
Bank Series 2026-BNK52 Class C, 6.2944% 5/15/2069 (c)	260,000	254,406
BANK5 Series 2024-5YR10 Class C, 5.743% 10/15/2057 (c)	258,000	251,739
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (c)	225,000	225,561
BANK5 Series 2024-5YR12 Class C, 6.3016% 12/15/2057 (c)	161,000	161,531
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (c)(p)	7,700,000	117,542
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	255,000	247,417
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(m)	490,000	409,866
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (c)(p)	3,600,000	89,456
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (c)	130,000	126,212
BANK5 Series 2026-5YR23 Class C, 6.054% 7/15/2059	190,000	186,809
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (m)	4,829,577	4,750,248
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	823,818
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5802% 4/15/2053 (c)	189,000	160,541
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	179,302
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	145,355
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (m)	435,000	338,068
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	334,000	319,807
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	116,046
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (c)(m)	213,000	200,993
BBCMS Mortgage Trust Series 2025-5C34 Class C, 7.0332% 5/15/2058 (c)	760,000	775,207
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (c)	595,000	588,056
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (c)(m)(p)	8,700,000	302,903
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	923,000	904,167
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (m)	100,000	79,027
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1141% 7/15/2058 (c)	220,000	213,275
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9062% 12/15/2058 (c)	300,000	289,461
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	194,467	193,695
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,079,746
Benchmark Mortgage Trust Series 2019-B12 Class XA, 0.9949% 8/15/2052 (c)(p)	6,612,230	134,351
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(p)	3,870,879	62,350
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(m)	242,000	235,647
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(m)	265,000	256,857
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6133% 3/15/2055 (c)	400,000	312,852
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	591,189
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	1,500,000	1,521,086
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	288,000	279,537
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2787% 11/15/2041 (b)(c)(m)	749,000	750,873
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3281% 7/15/2039 (b)(c)(m)	825,027	826,045
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2042 (b)(c)(m)	440,000	440,592
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(j)(m)	2,455,802	2,458,872
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	100,000	95,057
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	245,000	245,515
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (c)(p)	13,800,000	298,803
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.749% 10/15/2058 (c)(p)	9,300,000	271,051
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,000,000	982,201
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7065% 4/15/2058 (c)(p)	6,395,622	143,342
BMO Mortgage Trust Series 2025-C12 Class C, 6.6106% 6/15/2058 (c)	737,000	722,230
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	399,000	373,130
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059	175,000	164,746
BMO Mortgage Trust Series 2026-C15 Class C, 6.362% 8/15/2059 (c)	140,000	139,135
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(m)	2,072,000	2,073,290
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (b)(c)(m)	1,023,000	1,023,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (b)(c)(m)	723,000	723,226
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0283% 6/15/2041 (b)(c)(m)	590,000	588,422
BOS Trust Series 2026-LYRK Class D, 6.3937% 5/11/2041 (c)(m)	175,000	170,652
BOS Trust Series 2026-LYRK Class E, 7.7789% 5/11/2041 (c)(m)	65,000	64,288
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(m)	8,606,000	8,595,675
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(m)	639,000	644,517
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(m)	1,125,000	1,151,929
BPR Commercial Mortgage Trust Series 2025-STAR Class C, 5.8653% 11/5/2042 (c)(m)	585,000	567,072
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(m)	616,000	630,989
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(m)	120,000	120,417
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(m)	70,000	66,960
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.28% 11/15/2042 (b)(c)(m)	467,000	463,118
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8277% 11/15/2042 (b)(c)(m)	575,000	570,340
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(m)	2,608,000	2,611,260
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.4892% 6/15/2039 (c)(m)	325,000	326,828
BWAY Mortgage Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(m)	595,000	609,186
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(m)	2,038,000	1,842,649
BX 2019 Trust Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(m)(p)	50,900,000	1,041,790
BX 2021 Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 6.0045% 2/15/2036 (b)(c)(m)	269,500	269,183
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5286% 6/15/2041 (b)(c)(m)	908,647	895,017
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5771% 6/15/2041 (b)(c)(m)	1,679,125	1,653,750
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(m)	7,086,000	7,067,863
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6392% 2/15/2035 (c)(m)	610,000	609,995
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3392% 2/15/2035 (b)(c)(m)	876,000	873,582
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(j)(m)	12,723,237	12,699,442
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (b)(c)(m)	1,623,300	1,619,241
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (b)(c)(m)	2,286,500	2,284,377
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5805% 3/15/2030 (b)(c)(m)	1,015,044	1,016,313
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8299% 3/15/2042 (b)(c)(m)	707,000	697,279
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5789% 3/15/2042 (b)(c)(m)	724,000	710,286
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(m)	1,465,000	1,351,578
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(m)	816,000	736,131
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(m)	8,251,270	8,261,584
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.1311% 4/15/2040 (b)(c)(m)	359,532	359,982
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3294% 4/15/2040 (b)(c)(m)	1,103,765	1,103,765
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (b)(c)(m)	383,377	381,478
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (b)(c)(m)	614,000	606,579
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (b)(c)(m)	406,000	399,647
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (b)(c)(m)	426,000	415,287
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(m)	11,671,000	10,765,047
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9035% 2/15/2038 (b)(c)(m)	220,910	219,954
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3535% 2/15/2038 (b)(c)(m)	522,820	520,417
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (b)(c)(j)(m)	250,547	250,625
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4295% 10/15/2041 (b)(c)(m)	359,693	361,491
BX Commercial Mortgage Trust Series 2024-AIRC Class C, CME Term SOFR 1 month Index + 2.59%, 6.2292% 8/15/2041 (b)(c)(m)	235,656	236,835
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7284% 8/15/2041 (b)(c)(m)	819,268	823,876
BX Commercial Mortgage Trust Series 2024-AIRC Class E, CME Term SOFR 1 month Index + 3.8381%, 7.4773% 8/15/2041 (b)(c)(m)	918,805	919,367
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1787% 11/15/2041 (b)(c)(m)	1,218,295	1,221,576
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(m)	3,384,073	3,390,418
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(m)	4,699,200	4,706,543
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3275% 5/15/2041 (b)(c)(m)	700,000	699,479
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 2/15/2039 (b)(c)(m)	251,469	252,412
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(m)	100,000	96,250
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(m)	239,000	230,231
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(m)	1,416,000	1,390,788
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(m)	9,696,395	9,717,606
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 3/15/2041 (b)(c)(m)	723,450	727,971
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.3822% 4/15/2040 (b)(c)(m)	2,961,649	2,965,351
BX Commercial Mortgage Trust Series 2026-AHP Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 6/15/2043 (b)(c)(m)	210,000	210,394
BX Commercial Mortgage Trust Series 2026-VLT10 Class D, 7.0959% 7/13/2058 (c)(m)	272,000	258,815
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (c)(m)	360,000	347,028
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(m)	5,670,660	5,674,205
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(j)(m)	748,895	750,767
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 3/15/2043 (b)(c)(j)(m)	437,988	440,177
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2043 (b)(c)(m)	267,748	269,587
BX Series 2026-CLS Class D, 7.0892% 5/15/2043 (c)(m)	770,000	774,771
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(m)	6,205,000	6,220,513
BX Series 2026-ORBT Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 7/15/2043 (b)(c)(m)	525,000	526,312
BX Series 2026-ORBT Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 7/15/2043 (b)(c)(m)	1,465,000	1,467,721
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(m)	2,451,000	2,282,762
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0485% 11/15/2038 (b)(c)(m)	438,584	437,769
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (b)(c)(j)(m)	650,300	650,707
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (b)(c)(j)(m)	146,999	147,137
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (b)(c)(m)	553,698	554,727
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6262% 4/15/2037 (b)(c)(j)(m)	402,500	403,506
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3392% 1/15/2039 (b)(c)(j)(m)	277,200	277,113
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9382% 1/15/2039 (b)(c)(m)	576,100	575,368
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(m)	5,285,240	5,293,498
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (b)(c)(m)	555,100	556,488
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (b)(c)(j)(m)	461,300	462,453
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3278% 4/15/2041 (b)(c)(m)	350,000	353,373
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5794% 11/15/2041 (b)(c)(m)	91,700	91,987
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5779% 11/15/2041 (b)(c)(m)	441,000	440,399
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(j)(m)	4,400,583	4,408,835
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (b)(c)(m)	1,285,200	1,288,414
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7788% 2/15/2039 (b)(c)(m)	73,500	73,913
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8273% 2/15/2039 (b)(c)(m)	334,600	334,536
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (b)(c)(m)	917,700	919,707
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (b)(c)(m)	1,218,000	1,222,567
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5892% 6/15/2040 (b)(c)(m)	77,826	77,916
BX Trust Series 2025-OMG Class D, CME Term SOFR 1 month Index + 2.4%, 6.04% 10/15/2042 (b)(c)(m)	730,000	729,484
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.24% 10/15/2042 (b)(c)(m)	1,045,000	1,044,615
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (b)(c)(m)	1,604,000	1,607,008
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.0892% 6/15/2035 (b)(c)(m)	528,000	529,320
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 6/15/2035 (b)(c)(m)	722,000	717,556
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3892% 12/15/2044 (b)(c)(m)	560,000	558,514
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(m)	5,508,000	5,521,770
BX Trust Series 2026-ALOHA Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 4/15/2043 (b)(c)(m)	720,000	720,000
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5392% 2/15/2036 (b)(c)(m)	225,000	224,439
BX Trust Series 2026-CART Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 2/15/2036 (b)(c)(m)	275,000	275,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(m)	4,627,664	4,633,449
BX Trust Series 2026-CIP Class D, 5.7392% 5/15/2038 (c)(m)	251,143	252,791
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 5/15/2038 (b)(c)(m)	293,790	295,901
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(m)	3,090,000	3,091,931
BX Trust Series 2026-LBTY Class E, CME Term SOFR 1 month Index + 2.65%, 6.3% 8/15/2048 (b)(c)(m)	602,000	602,368
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(m)	6,991,729	7,013,579
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 4/15/2043 (b)(c)(j)(m)	1,089,672	1,097,163
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8392% 4/15/2043 (b)(c)(j)(m)	1,490,869	1,502,050
BX Trust Series 2026-LP3 Class F, CME Term SOFR 1 month Index + 3.9%, 7.5392% 4/15/2043 (b)(c)(m)	173,357	173,790
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 5/15/2043 (b)(c)(m)	310,000	311,647
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4392% 4/15/2041 (b)(c)(m)	720,000	724,948
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6585% 2/15/2039 (b)(c)(m)	260,000	255,369
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(m)	4,309,000	4,261,821
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (m)(p)	40,600,000	224,790
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (m)	1,775,866	1,340,374
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	178,818	178,274
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	210,150	208,808
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	268,565	265,289
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3892% 10/15/2037 (b)(c)(m)	250,532	250,931
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 4.0352% 7/10/2049 (c)	325,000	304,817
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(m)	775,000	697,427
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(m)	600,000	522,886
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	352,749	338,947
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(m)	732,000	738,375
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 6/12/2040 (c)(m)	150,000	149,840
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 6/12/2040 (c)(m)	530,000	524,244
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 6/12/2040 (c)(m)	1,051,000	1,028,580
COMM Mortgage Trust Series 2014-UBS5 Class C, 4.7217% 9/10/2047 (c)	215,000	199,972
COMM Mortgage Trust Series 2015-CR22 Class C, 3.5863% 3/10/2048 (c)	513,000	469,241
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	875,000	835,179
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2787% 2/10/2048 (c)	688,000	603,713
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4215% 2/10/2048 (c)	161,522	152,376
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	425,000	391,893
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7394% 9/10/2050 (c)	126,000	120,278
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (c)(m)	1,160,000	1,163,657
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(m)	290,000	282,859
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	811,248
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5277% 8/15/2041 (b)(c)(m)	897,000	894,293
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(m)	100,000	84,830
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2503% 6/15/2050 (c)	490,000	444,737
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	2,860	2,853
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	275,751
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.937% 12/15/2030 (b)(c)(m)	1,296,000	1,166,273
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(m)	153,000	136,437
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (c)(m)	615,000	602,303
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(m)	500,000	487,962
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (c)(m)	467,500	457,020
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class F, 7.4518% 2/10/2043 (c)(m)	175,000	171,383
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	3,016,000	2,995,327
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	715,446
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	388,000	327,502
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3557% 8/10/2044 (c)(m)	582,253	567,644
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.1405% 9/12/2040 (c)(m)	150,000	151,335
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(m)	524,000	524,785
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(m)	1,325,000	1,311,664
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (c)(m)	225,000	215,058
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(m)	2,895,000	2,825,829
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (c)(m)	160,000	156,815
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (c)(m)	992,000	979,624
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(m)	158,000	158,143
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(m)	133,000	133,291
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(m)	100,000	100,212
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(m)	4,447,000	4,452,559
EQT Trust Series 2026-IND1 Class E, CME Term SOFR 1 month Index + 2.7%, 6.35% 7/15/2041 (b)(c)(m)	438,000	439,916
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (c)(m)	320,000	315,782
Estn Series 2026-TOWN Class C, 5.746% 5/12/2046 (c)(m)	447,000	443,070
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (b)(c)(m)	1,467,066	1,471,633
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (b)(c)(m)	716,808	720,392
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9892% 10/15/2042 (b)(c)(m)	361,271	364,884
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7392% 10/15/2042 (b)(c)(m)	361,271	364,883
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(j)(m)	7,337,960	7,342,546
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (b)(c)(j)(m)	753,284	755,167
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (b)(c)(j)(m)	510,622	512,856
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 2/15/2043 (b)(c)(m)	309,184	311,502
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3892% 2/15/2043 (c)(m)	543,414	548,169
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 12/15/2039 (b)(c)(m)	489,000	492,667
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2892% 12/15/2039 (b)(c)(m)	660,000	667,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,873,299
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,063,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	600,000	528,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (b)(c)	2,583,540	2,577,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	1,300,000	1,280,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	900,000	884,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,200,000	1,183,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,500,000	1,483,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	2,600,000	2,556,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (b)(c)	1,697,450	1,696,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	400,000	393,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	900,000	878,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (c)	6,695,124	6,684,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	4,795,165	4,788,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	1,771,639	1,769,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (b)(c)	2,398,225	2,395,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (b)(c)	4,799,065	4,796,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (b)(c)	3,599,806	3,595,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	3,599,536	3,599,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (c)	3,899,844	3,899,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	3,599,867	3,614,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	7,196,930	7,199,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	2,699,916	2,699,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	3,400,000	3,398,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (b)(c)	5,140,000	5,139,982
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(m)	500,000	501,521
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2517% 8/10/2044 (c)(m)	625,058	605,592
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	65,817	65,287
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	789,469
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	255,262
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.7085% 9/10/2052 (c)	999,551	824,559
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(m)	445,000	389,303
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (c)(m)	176,000	142,520
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(m)	352,000	349,611
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.2888% 11/25/2041 (b)(c)(m)	497,000	495,266
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 7/15/2040 (b)(c)(m)	180,000	179,506
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7892% 7/15/2040 (b)(c)(m)	895,000	888,980
GSMS Series 2026-DAWN Class B, 6.5732% 4/10/2043 (c)(m)	144,212	142,613
GSMS Series 2026-DAWN Class C, 7.0856% 4/10/2043 (c)(m)	353,071	349,219
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (b)(c)(j)(m)	930,000	929,419
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(m)	1,000,000	997,644
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(m)	2,000,000	1,989,346
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(m)	2,544,000	2,506,234
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.489% 3/15/2042 (b)(c)(m)	676,000	672,296
IP Mortgage Trust Series 2025-IP Class F, 7.7123% 6/10/2042 (c)(m)	711,000	719,876
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class C, CME Term SOFR 1 month Index + 2.542%, 6.182% 3/15/2040 (b)(c)(m)	216,000	216,945
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.681% 3/15/2040 (b)(c)(m)	428,000	430,943
JC Commercial Mortgage Trust Series 2026-VYV Class D, 6.2147% 9/10/2041 (c)(m)	1,175,000	1,173,985
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (m)	476,000	448,387
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)(m)	103,000	63,766
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(m)	159,000	71,374
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(m)(p)	2,000,000	43,588
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(m)	180,000	164,845
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(m)	354,000	351,383
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(m)	400,000	393,664
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5097% 2/15/2047 (c)	372,000	362,834
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class D, 4.4769% 8/15/2047 (c)(m)	228,335	222,186
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4959% 1/15/2048 (c)(m)	825,000	738,375
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.4882% 12/15/2049 (c)	120,000	106,716
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2042 (b)(c)(m)	257,888	258,470
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.2802% 10/15/2041 (b)(c)(m)	390,606	392,193
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(m)	3,243,000	3,243,000
LBA Trust Series 2026-LBA6 Class C, CME Term SOFR 1 month Index + 1.6%, 5.25% 7/15/2043 (b)(c)(m)	5,002,000	5,002,001
LBA Trust Series 2026-LBA6 Class D, CME Term SOFR 1 month Index + 2%, 5.6392% 7/15/2043 (b)(c)(m)	570,000	570,000
LBA Trust Series 2026-LBA6 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 7/15/2043 (b)(c)(m)	225,000	225,280
LBA Trust Series 2026-LBA6 Class F, CME Term SOFR 1 month Index + 3.95%, 7.6% 7/15/2043 (b)(c)(m)	190,000	189,998
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (m)	494,890	492,418
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(m)	2,726,000	2,565,848
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (b)(c)(m)	1,630,000	1,424,213
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (b)(c)(m)	913,000	733,824
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (b)(c)(j)(m)	812,000	526,784
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (b)(c)(m)	22,642	22,122
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (b)(c)(m)	206,500	198,054
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (b)(c)(m)	180,600	170,045
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(m)	128,000	126,463
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (m)	200,000	200,610
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2498% 1/15/2039 (b)(c)(m)	873,600	873,326
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8984% 1/15/2039 (b)(c)(m)	1,069,600	1,069,266
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5967% 1/15/2027 (b)(c)(m)	979,200	980,278
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (b)(c)(m)	2,100,000	2,096,077
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 9/15/2040 (b)(c)(m)	357,000	357,855
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 9/15/2040 (b)(c)(m)	495,000	496,341
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 9/15/2040 (b)(c)(m)	1,020,000	1,021,931
MLTI Trust Series 2026-MLTI Class D10, CME Term SOFR 1 month Index + 2.15%, 5.7892% 6/15/2039 (b)(c)(m)	840,000	841,330
MLTI Trust Series 2026-MLTI Class E10, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2039 (b)(c)(m)	365,000	364,997
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	178,000	174,679
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class C, 4.558% 5/15/2050	149,000	139,471
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	244,072	242,317
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class C, 6.283% 8/15/2059 (c)	165,000	164,326
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0272% 5/15/2048 (c)	561,000	521,764
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8734% 11/15/2049 (c)	436,000	391,692
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	428,444	423,737
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	506,620
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	421,686
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	436,902
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,387,274
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	349,166
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (b)(c)(m)	200,000	124,498
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (m)	915,908	945,503
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8528% 5/5/2029 (c)(m)(p)	7,788,380	162,427
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(m)	140,000	133,472
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4532% 9/24/2057 (c)(m)	152,000	142,765
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (c)	860,000	830,681
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0109% 12/15/2056 (c)	772,000	799,289
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (c)(m)	356,000	354,964
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(m)	1,134,000	1,114,530
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(m)	1,105,000	1,072,185
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (c)(m)	580,000	581,714
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(m)	8,973,163	8,978,772
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(m)	1,150,381	1,151,100
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (b)(c)(m)	1,277,055	1,277,853
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 3/15/2043 (b)(c)(m)	924,246	926,268
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (m)	295,000	286,920
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (m)	840,000	741,902
PRM Trust Series 2025-PRM6 Class D, 5.6774% 7/5/2033 (c)(m)	625,000	619,784
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(m)	192,000	191,008
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (c)(m)	642,000	636,478
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (c)(m)	164,000	162,958
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(m)	1,100,000	1,092,090
PRM5 Trust Series 2025-PRM5 Class F, 8.7671% 3/10/2033 (c)(m)	805,000	813,017
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (m)	4,794,000	4,796,864
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (m)	2,841,000	2,841,451
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (m)	737,000	763,323
SCG Commercial Mortgage Trust Series 2026-MFP2 Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 8/15/2041 (b)(c)(m)	2,900,000	2,898,187
SCG Commercial Mortgage Trust Series 2026-MFP2 Class E, CME Term SOFR 1 month Index + 2.6%, 6.3% 8/15/2041 (b)(c)(m)	130,000	129,810
Scg Hotel Issuer Inc Series 2026-PALM Class E, CME Term SOFR 1 month Index + 2.95%, 6.5892% 7/15/2043 (b)(c)(m)	275,000	275,169
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (b)(c)(m)	1,200,000	1,200,750
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.3892% 8/15/2042 (b)(c)(m)	660,000	653,984
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2392% 9/15/2042 (b)(c)(m)	530,000	531,988
SCG Trust Series 2025-SNIP Class E, 7.0392% 9/15/2042 (c)(m)	662,000	662,000
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(m)	325,000	244,724
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (c)(m)	197,000	180,362
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(m)	4,546,000	4,457,268
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2392% 10/15/2041 (b)(c)(m)	460,000	460,863
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0892% 10/15/2041 (b)(c)(m)	100,000	100,125
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.34% 1/15/2039 (b)(c)(j)(m)	1,140,000	1,137,863
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.99% 1/15/2039 (b)(c)(m)	510,000	508,624
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.657% 11/15/2036 (b)(c)(m)	255,000	254,771
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.305% 11/15/2036 (b)(c)(m)	1,230,000	1,228,895
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.954% 11/15/2036 (b)(c)(m)	820,000	819,262
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8781% 2/15/2042 (b)(c)(m)	928,000	922,054
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(m)	5,010,000	5,013,131
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(c)(m)	1,074,000	1,074,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (b)(c)(m)	2,027,000	2,027,000
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.38% 12/15/2039 (b)(c)(m)	590,000	590,000
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	442,819	440,391
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(p)	1,065,764	9,871
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (c)(m)	145,000	141,032
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (c)(m)	195,000	189,386
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (c)(m)	145,000	145,511
VISTA Commercial Motgage Trust Series 2026-MF19 Class E, CME Term SOFR 1 month Index + 3%, 6.65% 9/15/2043 (b)(c)(m)	883,000	884,103
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (m)	1,382,000	1,153,872
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (m)	1,276,000	1,034,006
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(m)	110,000	107,038
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(m)	320,000	310,198
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	1,500,000	1,513,972
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	673,000	588,875
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	357,556	356,873
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5431% 11/15/2049 (c)	856,000	832,095
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	59,099	58,929
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8118% 12/15/2050 (c)(p)	2,897,432	23,459
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (c)(p)	2,148,251	23,537
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	317,496	308,067
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class ASB, 1.914% 8/15/2053	389,921	372,420
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(m)	415,000	415,444
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3324% 11/15/2057 (c)	416,000	412,865
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	120,000	115,394
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	355,000	335,412
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	1,000,000	1,019,695
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (c)	105,000	102,062
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(m)	3,206,000	3,183,505
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 8/15/2042 (b)(c)(m)	659,928	659,928
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(m)	842,000	847,616
TOTAL UNITED STATES		466,084,289
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $467,920,448)		466,411,612

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	30,482	231,663
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc (j)	10,239	48,635
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (j)	30,820	803,786
TOTAL UNITED STATES		852,421
TOTAL COMMON STOCKS (Cost $988,689)		1,084,084

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	688,000	789,479
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	1,737,000	1,400,891
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,638,000	1,584,765
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (m)	1,623,000	959,193
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	200,000	359,800
ON Semiconductor Corp 0% 5/1/2027 (o)	276,000	398,130
		757,930
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	1,011,000	1,523,047
Strategy Inc 0% 12/1/2029 (o)	1,301,000	1,180,397
Terawulf Inc 0% 5/1/2032 (m)(o)	886,000	949,526
		3,652,970
TOTAL INFORMATION TECHNOLOGY		4,410,900
TOTAL UNITED STATES		6,954,858
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,514,960)		9,145,228

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	6,369	308,069
Alphabet Inc Series B 6.25%	6,360	305,343
TOTAL COMMUNICATION SERVICES		613,412
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	11,513	399,271
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)(r)	28,293	910,752
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	10,095	469,821
TOTAL UNITED STATES		2,393,256
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,328,588)		2,393,256

Fixed-Income Funds - 5.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (u) (Cost $403,641,100)	4,142,954	392,834,872

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (m)		280,000	289,450
Angola Republic 8.75% 4/14/2032 (m)		200,000	204,512
Angola Republic 9.244% 1/15/2031 (m)		200,000	210,500
Angola Republic 9.375% 5/8/2048 (m)		270,000	258,355
Angola Republic 9.875% 10/15/2035 (m)		200,000	210,942
TOTAL ANGOLA			1,173,759
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (l)		2,624,006	2,271,078
Argentine Republic 1% 7/9/2029		309,147	276,377
Argentine Republic 3.5% 7/9/2041 (l)		815,000	574,779
Argentine Republic 4.125% 7/9/2035 (l)		3,724,989	2,817,023
Argentine Republic 5% 1/9/2038 (l)		1,335,000	1,059,990
Province of Santa Fe 8.1% 12/11/2034 (n)		150,000	148,960
Provincia del Chubut Argentina 9.45% 4/29/2036 (m)		210,000	221,655
TOTAL ARGENTINA			7,369,862
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (m)		230,000	210,337
Republic of Armenia 6.75% 3/12/2035 (m)		320,000	331,056
TOTAL ARMENIA			541,393
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (m)		215,000	237,360
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (m)		190,000	168,798
Bahrain Kingdom 7.1% 2/3/2038 (m)		200,000	187,968
Bahrain Kingdom 7.5% 2/12/2036 (m)		100,000	98,406
TOTAL BAHRAIN			455,172
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (m)		450,000	476,663
Republic of Benin 8.375% 1/23/2041 (m)		100,000	107,847
TOTAL BENIN			584,510
BERMUDA - 0.0%
Bermuda Government 3.375% 8/20/2050 (m)		140,000	92,487
Bermuda Government 3.717% 1/25/2027 (m)		300,000	298,604
Bermuda Government 4.75% 2/15/2029 (m)		280,000	276,990
Bermuda Government 5% 7/15/2032 (m)		140,000	137,865
TOTAL BERMUDA			805,946
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		345,000	328,095
Federative Republic of Brazil 5.625% 2/21/2047		115,000	94,261
Federative Republic of Brazil 6% 10/20/2033		200,000	199,300
Federative Republic of Brazil 6.25% 5/22/2036		200,000	193,758
Federative Republic of Brazil 6.625% 3/15/2035		200,000	202,100
Federative Republic of Brazil 7.125% 1/20/2037		340,000	357,340
Federative Republic of Brazil 7.250% 1/12/2056		200,000	192,200
Federative Republic of Brazil 8.25% 1/20/2034		605,000	680,625
TOTAL BRAZIL			2,247,679
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	450,000	295,352
Canadian Government 2% 6/1/2032	CAD	1,845,000	1,231,786
Canadian Government 2.75% 6/1/2033	CAD	400,000	275,559
Canadian Government 3.25% 12/1/2035	CAD	1,300,000	905,027
Canadian Government 4% 3/1/2029	CAD	2,370,000	1,746,451
TOTAL CANADA			4,454,175
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	723,695
Chilean Republic 2.75% 1/31/2027		200,000	198,200
Chilean Republic 3.1% 1/22/2061		575,000	337,813
Chilean Republic 4.34% 3/7/2042		200,000	169,400
Chilean Republic 5.33% 1/5/2054		240,000	219,000
TOTAL CHILE			1,648,108
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		440,000	403,260
Colombian Republic 3.125% 4/15/2031		240,000	211,860
Colombian Republic 3.25% 4/22/2032		200,000	171,800
Colombian Republic 5% 6/15/2045		170,000	130,348
Colombian Republic 5.2% 5/15/2049		365,000	280,320
Colombian Republic 7.375% 4/25/2030		200,000	210,100
Colombian Republic 7.375% 9/18/2037		100,000	103,600
Colombian Republic 8% 4/20/2033		130,000	140,010
Colombian Republic 8.5% 4/25/2035		200,000	222,200
Colombian Republic 8.75% 11/14/2053		200,000	227,150
TOTAL COLOMBIA			2,100,648
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (n)		200,000	199,220
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (m)		200,000	206,442
Democratic Republic of Congo 9.5% 4/16/2037 (m)		200,000	208,750
TOTAL CONGO DEMOCRATIC REPUBLIC OF			415,192
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (m)		90,000	84,087
Republic of Costa Rica 6.125% 2/19/2031 (m)		80,000	81,960
Republic of Costa Rica 6.55% 4/3/2034 (m)		65,000	68,154
Republic of Costa Rica 7.3% 11/13/2054 (m)		200,000	216,138
TOTAL COSTA RICA			450,339
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (m)		560,000	553,700
Cote d'Ivoire 6.75% 2/25/2041 (m)		200,000	190,530
Cote d'Ivoire 8.075% 4/1/2036 (m)		200,000	216,694
Cote d'Ivoire 8.25% 1/30/2037 (m)		145,000	157,896
TOTAL COTE D'IVOIRE			1,118,820
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (m)		1,400,000	1,348,900
Dominican Republic 4.875% 9/23/2032 (m)		705,000	662,876
Dominican Republic 5.75% 3/17/2034 (m)		150,000	146,072
Dominican Republic 5.95% 1/25/2027 (m)		3,260,000	3,271,410
Dominican Republic 6% 7/19/2028 (m)		715,000	722,318
Dominican Republic 6.5% 2/15/2048 (m)		150,000	143,850
Dominican Republic 6.6% 6/1/2036 (m)		135,000	138,039
Dominican Republic 6.85% 1/27/2045 (m)		135,000	134,696
Dominican Republic 7.05% 2/3/2031 (m)		150,000	156,985
Dominican Republic 7.15% 2/24/2055 (m)		210,000	213,990
Dominican Republic 7.45% 4/30/2044 (m)		235,000	248,689
TOTAL DOMINICAN REPUBLIC			7,187,825
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (l)(m)		321,281	320,638
Ecuador Government International Bond 6.9% 7/31/2035 (l)(m)		655,000	598,834
Ecuador Government International Bond 8.75% 1/29/2034 (m)		440,000	438,750
Ecuador Government International Bond 9.25% 1/29/2039 (m)		200,000	202,106
TOTAL ECUADOR			1,560,328
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (m)		370,000	373,160
Arab Republic of Egypt 7.5% 2/16/2061 (m)		495,000	417,592
Arab Republic of Egypt 7.6003% 3/1/2029 (m)		245,000	252,595
Arab Republic of Egypt 7.625% 5/20/2034 (m)		200,000	200,200
Arab Republic of Egypt 7.625% 5/29/2032 (m)		135,000	138,326
Arab Republic of Egypt 7.903% 2/21/2048 (m)		200,000	179,772
Arab Republic of Egypt 8.5% 1/31/2047 (m)		360,000	344,880
Arab Republic of Egypt 8.7002% 3/1/2049 (m)		200,000	193,988
TOTAL EGYPT			2,100,513
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (l)(m)		150,000	5,550
El Salvador Republic 7.1246% 1/20/2050 (m)		150,000	137,100
El Salvador Republic 7.65% 6/15/2035 (m)		80,000	82,760
El Salvador Republic 9.25% 4/17/2030 (m)		205,000	219,298
El Salvador Republic 9.65% 11/21/2054 (m)		150,000	170,129
TOTAL EL SALVADOR			614,837
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (m)		115,000	99,993
Gabonese Republic 7% 11/24/2031 (m)		60,000	51,954
TOTAL GABON			151,947
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (m)(o)		7,027	6,262
Ghana Republic 5% 7/3/2029 (l)(m)		98,850	97,651
Ghana Republic 5% 7/3/2035 (l)(m)		144,200	134,322
TOTAL GHANA			238,235
GUATEMALA - 0.0%
Republic of Guatemala 6.125% 6/1/2050 (m)		230,000	222,640
Republic of Guatemala 6.25% 8/15/2036 (m)		255,000	261,100
Republic of Guatemala 6.6% 6/13/2036 (m)		230,000	240,178
Republic of Guatemala 6.875% 8/15/2055 (m)		200,000	209,299
TOTAL GUATEMALA			933,217
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (m)		405,000	243,358
Hungary Government 5.25% 6/16/2029 (m)		200,000	200,938
Hungary Government 5.5% 6/16/2034 (m)		280,000	280,616
Hungary Government 6.25% 9/22/2032 (m)		140,000	146,738
Hungary Government 6.75% 9/23/2055 (m)		210,000	217,419
Hungary Government 6.75% 9/25/2052 (m)		100,000	104,570
TOTAL HUNGARY			1,193,639
INDONESIA - 0.0%
Indonesia Government 3.2% 9/23/2061		200,000	114,249
Indonesia Government 3.85% 10/15/2030		125,000	119,844
Indonesia Government 4.2% 10/15/2050		2,100,000	1,579,137
Indonesia Government 4.35% 1/11/2048		200,000	155,500
Indonesia Government 5.95% 1/8/2046 (m)		200,000	196,220
Indonesia Government 6.75% 1/15/2044 (m)		260,000	275,850
Indonesia Government 7.75% 1/17/2038 (m)		455,000	523,250
Indonesia Government 8.5% 10/12/2035 (m)		670,000	803,163
TOTAL INDONESIA			3,767,213
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	173,974
Israel Government 5% 1/13/2036		250,000	240,547
Israel Government 5.75% 3/12/2054		200,000	182,978
Israel Government 5.875% 1/13/2056		255,000	237,996
TOTAL ISRAEL			835,495
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	203,400,000	1,231,172
Japan Government 2% 6/20/2031	JPY	190,950,000	1,184,786
Japan Government 2.2% 6/20/2031	JPY	64,600,000	404,293
Japan Government Treasury Bills 0% 9/14/2026 (o)	JPY	98,650,000	617,309
TOTAL JAPAN			3,437,560
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (m)		115,000	112,287
Jordan Government 7.75% 1/15/2028 (m)		160,000	164,200
TOTAL JORDAN			276,487
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (m)		200,000	197,536
KENYA - 0.0%
Republic of Kenya 8.7% 2/26/2039 (m)		200,000	196,750
Republic of Kenya 9.5% 3/5/2036 (m)		140,000	147,499
Republic of Kenya 9.75% 2/16/2031 (m)		260,000	280,036
TOTAL KENYA			624,285
LEBANON - 0.0%
Lebanon Republic 6.15% (i)(n)		290,000	80,185
Lebanon Republic 6.375% (i)(n)		180,000	49,635
TOTAL LEBANON			129,820
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		160,000	140,880
United Mexican States 3.25% 4/16/2030		300,000	281,100
United Mexican States 3.5% 2/12/2034		260,000	219,635
United Mexican States 3.75% 4/19/2071		360,000	197,107
United Mexican States 4.875% 5/19/2033		200,000	187,940
United Mexican States 5.625% 2/9/2034		210,000	203,910
United Mexican States 5.75% 10/12/2110		410,000	319,390
United Mexican States 6% 5/7/2036		340,000	332,727
United Mexican States 6.05% 1/11/2040		455,000	429,816
United Mexican States 6.125% 2/9/2038		200,000	192,600
United Mexican States 6.25% 8/27/2037		200,000	196,154
United Mexican States 6.338% 5/4/2053		200,000	179,830
United Mexican States 6.35% 2/9/2035		300,000	303,045
United Mexican States 6.4% 5/7/2054		120,000	108,432
United Mexican States 6.75% 2/9/2056		445,000	418,300
United Mexican States 6.875% 5/13/2037		200,000	205,700
United Mexican States 7.375% 5/13/2055		350,000	357,525
TOTAL MEXICO			4,274,091
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (m)		245,000	250,324
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (m)		550,000	574,464
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (m)		230,000	241,098
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (n)	EUR	230,000	198,224
European Union 3.25% 7/4/2034 (n)	EUR	360,000	411,269
European Union 3.375% 10/4/2039 (n)	EUR	485,000	530,518
European Union 3.375% 12/12/2035 (n)	EUR	1,725,000	1,968,104
European Union 3.75% 10/12/2045 (n)	EUR	1,545,000	1,685,155
European Union 4% 4/4/2044 (n)	EUR	345,000	392,386
TOTAL MULTI-NATIONAL			5,185,656
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (m)		590,000	590,578
Republic of Nigeria 6.5% 11/28/2027 (m)		205,000	206,732
Republic of Nigeria 7.143% 2/23/2030 (m)		200,000	205,566
Republic of Nigeria 7.696% 2/23/2038 (m)		200,000	203,000
Republic of Nigeria 7.875% 2/16/2032 (m)		200,000	209,750
Republic of Nigeria 9.1297% 1/13/2046 (m)		85,000	93,394
TOTAL NIGERIA			1,509,020
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (m)		125,000	125,937
Oman Sultanate 6% 8/1/2029 (m)		490,000	503,240
Oman Sultanate 6.25% 1/25/2031 (m)		270,000	280,463
Oman Sultanate 6.5% 3/8/2047 (m)		280,000	284,284
Oman Sultanate 6.75% 1/17/2048 (m)		255,000	266,518
TOTAL OMAN			1,460,442
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (m)		105,000	105,892
Islamic Republic of Pakistan 6.975% 4/24/2029 (m)		200,000	200,750
Islamic Republic of Pakistan 7.375% 4/8/2031 (m)		170,000	170,638
TOTAL PAKISTAN			477,280
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	144,472
Panamanian Republic 5.227% 2/23/2034		275,000	266,736
Panamanian Republic 5.662% 2/23/2038		445,000	433,163
Panamanian Republic 7.875% 3/1/2057		250,000	290,625
Panamanian Republic 8% 3/1/2038		200,000	229,300
TOTAL PANAMA			1,364,296
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (m)		125,000	109,375
Republic of Paraguay 4.95% 4/28/2031 (m)		138,000	136,476
Republic of Paraguay 5.4% 3/30/2050 (m)		150,000	131,798
Republic of Paraguay 6.65% 3/4/2055 (m)		200,000	203,604
TOTAL PARAGUAY			581,253
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	301,620
Peruvian Republic 3% 1/15/2034		190,000	161,500
Peruvian Republic 3.3% 3/11/2041		205,000	154,980
TOTAL PERU			618,100
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	121,250
Philippine Republic 5.5% 1/17/2048		125,000	114,843
Philippine Republic 5.6% 5/14/2049		240,000	222,600
Philippine Republic 5.609% 4/13/2033		240,000	244,680
Philippine Republic 5.95% 10/13/2047		250,000	242,813
TOTAL PHILIPPINES			946,186
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (m)		75,000	74,863
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (m)		215,000	209,322
Republic of Poland 5.375% 4/14/2036		100,000	98,510
Republic of Poland 5.5% 3/18/2054		115,000	102,792
Republic of Poland 5.5% 4/4/2053		145,000	129,788
Republic of Poland 5.75% 11/16/2032		175,000	180,726
Republic of Poland 6.125% 4/14/2056		100,000	96,163
TOTAL POLAND			892,164
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (m)		455,000	368,668
State of Qatar 4.625% 6/2/2046 (m)		480,000	409,704
State of Qatar 4.817% 3/14/2049 (m)		370,000	320,672
State of Qatar 5.103% 4/23/2048 (m)		555,000	498,851
State of Qatar 9.75% 6/15/2030 (m)		135,000	157,219
TOTAL QATAR			1,755,114
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (n)	EUR	100,000	102,198
Romanian Republic 3% 2/27/2027 (m)		105,000	103,878
Romanian Republic 3.625% 3/27/2032 (m)		200,000	178,214
Romanian Republic 4% 2/14/2051 (m)		221,000	142,488
Romanian Republic 4.625% 3/4/2033 (m)	EUR	365,000	403,793
Romanian Republic 5.75% 7/4/2036 (m)		300,000	282,312
Romanian Republic 5.75% 9/16/2030 (m)		208,000	207,572
Romanian Republic 5.875% 7/11/2032 (n)	EUR	620,000	741,253
Romanian Republic 6% 5/25/2034 (m)		150,000	146,367
Romanian Republic 6.375% 1/30/2034 (n)		250,000	249,495
Romanian Republic 6.375% 9/18/2033 (n)	EUR	300,000	363,871
Romanian Republic 6.625% 2/17/2028 (m)		90,000	91,536
Romanian Republic 7.125% 1/17/2033 (m)		105,000	109,908
Romanian Republic 7.5% 2/10/2037 (m)		314,000	333,625
TOTAL ROMANIA			3,456,510
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (m)		275,000	264,127
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (m)		305,000	256,810
Kingdom of Saudi Arabia 3.25% 10/22/2030 (m)		595,000	555,385
Kingdom of Saudi Arabia 3.45% 2/2/2061 (m)		450,000	267,764
Kingdom of Saudi Arabia 3.75% 1/21/2055 (m)		315,000	207,900
Kingdom of Saudi Arabia 4.375% 1/12/2031 (m)		200,000	194,688
Kingdom of Saudi Arabia 4.5% 10/26/2046 (m)		410,000	323,556
Kingdom of Saudi Arabia 4.5% 4/22/2060 (m)		590,000	435,420
Kingdom of Saudi Arabia 4.625% 10/4/2047 (m)		300,000	241,950
Kingdom of Saudi Arabia 4.875% 1/12/2036 (m)		200,000	192,373
TOTAL SAUDI ARABIA			2,675,846
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (m)		390,000	194,513
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (m)		300,000	261,090
Republic of Serbia 6% 6/12/2034 (m)		110,000	110,265
Republic of Serbia 6.5% 9/26/2033 (m)		200,000	206,750
TOTAL SERBIA			578,105
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	199,758
South African Republic 5% 10/12/2046		200,000	153,569
South African Republic 5.65% 9/27/2047		220,000	182,600
South African Republic 5.75% 9/30/2049		250,000	207,125
South African Republic 5.875% 4/20/2032		200,000	204,725
South African Republic 6.125% 12/11/2037 (m)		200,000	195,056
South African Republic 7.1% 11/19/2036 (m)		335,000	357,422
South African Republic 7.25% 12/11/2055 (m)		200,000	195,100
TOTAL SOUTH AFRICA			1,695,355
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (l)(m)		138,250	142,346
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (l)(m)		362,332	348,230
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (l)(m)		199,093	203,573
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (l)(m)		99,504	101,494
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (l)(m)		48,374	39,946
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (m)		75,972	73,503
TOTAL SRI LANKA			909,092
SWITZERLAND - 0.0%
Swiss Confederation 3.25% 6/27/2027 (n)	CHF	600,000	761,848
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (m)		200,000	202,950
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		430,000	429,596
Turkish Republic 4.875% 4/16/2043		620,000	458,726
Turkish Republic 5.125% 2/17/2028		225,000	222,485
Turkish Republic 5.25% 3/13/2030		85,000	82,130
Turkish Republic 5.75% 5/11/2047		200,000	158,169
Turkish Republic 5.875% 6/26/2031		180,000	174,843
Turkish Republic 6% 1/14/2041		470,000	407,509
Turkish Republic 6.3% 3/14/2033		200,000	193,436
Turkish Republic 6.625% 2/17/2045		200,000	178,506
Turkish Republic 6.8% 11/4/2036		330,000	319,325
Turkish Republic 6.875% 1/14/2038		255,000	246,312
Turkish Republic 7.125% 7/17/2032		250,000	253,693
Turkish Republic 7.625% 5/15/2034		200,000	206,984
Turkish Republic 9.125% 7/13/2030		350,000	382,116
Turkish Republic 9.375% 1/19/2033		335,000	377,796
Turkish Republic 9.375% 3/14/2029		780,000	838,383
Turkish Republic 9.875% 1/15/2028		410,000	430,910
TOTAL TURKEY			5,360,919
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (l)(m)		56,813	40,792
Ukraine Government 0% 2/1/2034 (l)(m)		212,307	117,830
Ukraine Government 0% 2/1/2035 (l)(m)		264,411	152,962
Ukraine Government 0% 2/1/2036 (l)(m)		184,509	106,369
Ukraine Government 4% 2/1/2032 (l)(m)		304,400	249,912
Ukraine Government 4.5% 2/1/2029 (l)(m)		343,290	293,514
Ukraine Government 4.5% 2/1/2034 (l)(m)		422,544	290,076
Ukraine Government 4.5% 2/1/2035 (l)(m)		192,527	129,571
Ukraine Government 4.5% 2/1/2036 (l)(m)		136,722	90,783
TOTAL UKRAINE			1,471,809
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (m)		400,000	243,724
Emirate of Abu Dhabi 3.125% 9/30/2049 (m)		1,175,000	752,153
Emirate of Abu Dhabi 3.875% 4/16/2050 (m)		285,000	207,483
Emirate of Abu Dhabi 5.5% 4/30/2054 (m)		200,000	186,260
Emirate of Dubai 3.9% 9/9/2050 (n)		505,000	338,319
Emirate of Dubai 5.25% 1/30/2043 (n)		200,000	184,058
TOTAL UNITED ARAB EMIRATES			1,911,997
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (n)	GBP	340,000	336,086
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	310,975
Uruguay Republic 5.75% 10/28/2034		140,000	143,780
TOTAL URUGUAY			454,755
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (m)		230,000	210,859
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(n)		560,000	322,280
Venezuela Republic 12.75% (i)(n)		105,000	62,160
Venezuela Republic 9.25% (i)		1,285,000	670,462
TOTAL VENEZUELA			1,054,902
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (l)(m)		37,594	36,921
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,847,840)			88,757,202

Non-Convertible Corporate Bonds - 22.9%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (m)		110,000	117,851
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (m)		140,000	142,763
Tecpetrol SA 7.625% 11/3/2030 (m)		150,000	152,888
YPF SA 8.25% 1/17/2034 (m)		140,000	145,530
TOTAL ENERGY			441,181
TOTAL ARGENTINA			559,032
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(n)	GBP	500,000	662,515
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(m)		517,000	493,086
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(n)	EUR	400,000	450,716
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(n)	EUR	425,000	489,005
National Australia Bank Ltd 3.612% 1/22/2036 (c)(n)	EUR	500,000	566,629
Westpac Banking Corp 4.11% 7/24/2034 (c)		744,000	721,657
			3,383,608
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (n)	EUR	328,000	358,638
Cimic Finance Ltd 6% 4/22/2036 (m)		685,000	668,973
			1,027,611
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(n)	GBP	318,000	410,545
TOTAL FINANCIALS			4,821,764
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (m)		170,000	167,811
Mineral Resources Ltd 6.25% 5/1/2034 (m)		180,000	176,262
Mineral Resources Ltd 7% 4/1/2031 (m)		200,000	206,254
TOTAL MATERIALS			550,327
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,020,000	734,543
TOTAL AUSTRALIA			6,106,634
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (n)	EUR	260,000	294,033
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 4.375% 6/23/2031 (n)	EUR	260,000	297,223
Supernova Invest GmbH 5% 6/24/2030 (n)	EUR	100,000	117,605
TOTAL REAL ESTATE			414,828
TOTAL AUSTRIA			708,861
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (n)		200,000	199,500
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (m)		290,000	289,638
Bapco Energies BSC Closed 8.375% 11/7/2028 (m)		140,000	142,100

TOTAL BAHRAIN			431,738
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (m)		713,000	417,105
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (n)	EUR	200,000	233,090
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (n)	EUR	800,000	932,532
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (n)	EUR	500,000	557,075
TOTAL BELGIUM			1,722,697
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		205,000	197,559
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (m)		100,000	86,908
Minerva Luxembourg SA 7.5% 4/22/2036 (m)		200,000	186,767
Minerva Luxembourg SA 8.875% 9/13/2033 (m)		340,000	345,372
NBM US Holdings Inc 6.625% 8/6/2029 (m)		330,000	329,304
			948,351
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (m)		420,000	367,862
TOTAL CONSUMER STAPLES			1,316,213
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (m)		158,418	152,433
Yinson Boronia Production BV 8.947% 7/31/2042 (m)		336,041	370,485
			522,918
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (m)		412,561	409,158
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (m)		250,000	247,930
			657,088
TOTAL ENERGY			1,180,006
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		150,000	143,130
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (m)		170,000	151,009
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (i)(m)		1,586,000	551,135
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (m)		195,166	208,218
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (m)		455,000	398,962
TOTAL INDUSTRIALS			1,452,454
Materials - 0.1%
Metals & Mining - 0.1%
CSN Inova Ventures 11% 8/12/2030 (m)		607,000	474,613
CSN Resources SA 5.875% 4/8/2032 (m)		165,000	103,372
CSN Resources SA 8.875% 12/5/2030 (m)		200,000	146,200
ERO Copper Corp 6.5% 2/15/2030 (m)		565,000	564,181
Nexa Resources SA 6.6% 4/8/2037 (m)		200,000	203,128
Nexa Resources SA 6.75% 4/9/2034 (m)		60,000	61,919
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(m)		1,652,047	1,667,808
Usiminas International Sarl 7.5% 1/27/2032 (m)		315,000	319,961
Vale Overseas Ltd 6% 2/25/2056 (c)(m)		200,000	198,750
Vale Overseas Ltd 6.4% 6/28/2054		305,000	300,212
			4,040,144
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (m)		265,000	276,019
Suzano Austria GmbH 4% 1/15/2031		95,000	88,716
Suzano Austria GmbH 5% 1/15/2030		440,000	430,896
Suzano Netherlands BV 5.5% 1/15/2036		260,000	248,546
			1,044,177
TOTAL MATERIALS			5,084,321
TOTAL BRAZIL			9,230,553
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (m)		685,000	696,816
Golar LNG Ltd 7.75% 9/19/2029 (m)(n)		1,000,000	1,016,120

TOTAL CAMEROON			1,712,936
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 7% 10/15/2055 (c)		188,000	186,404
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (m)		1,195,000	1,199,200
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (m)		464,000	469,618
			1,668,818
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc 4.7% 10/7/2030 (m)		1,963,000	1,912,620
TOTAL CONSUMER DISCRETIONARY			3,581,438
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,686,044
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	535,744
Cenovus Energy Inc 3.75% 2/15/2052		210,000	144,506
Cenovus Energy Inc 4.65% 3/20/2031		1,294,000	1,267,112
Cenovus Energy Inc 5.25% 6/15/2037		717,000	681,869
Cenovus Energy Inc 5.4% 3/20/2036		996,000	969,024
Cenovus Energy Inc 5.4% 6/15/2047		146,000	131,926
Cenovus Energy Inc 6.75% 11/15/2039		58,000	62,524
Saturn Oil & Gas Inc 8.5% 7/30/2031 (m)		205,000	212,833
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		417,000	437,589
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		63,000	65,426
TOTAL ENERGY			7,194,597
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(n)	EUR	1,200,000	1,354,673
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		200,000	194,083
Royal Bank of Canada 3.125% 9/27/2031 (c)(n)	EUR	610,000	691,904
Toronto Dominion Bank 3.357% 9/22/2032 (n)	EUR	645,000	723,437
			2,964,097
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (m)		150,000	149,164
TOTAL FINANCIALS			3,113,261
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (m)		72,000	76,048
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (m)		340,000	351,057
Bombardier Inc 7% 6/1/2032 (m)		1,220,000	1,260,834
TOTAL INDUSTRIALS			1,611,891
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,004,000	1,003,753
Methanex Corp 5.25% 12/15/2029		230,000	228,783
Methanex Corp 5.65% 12/1/2044		404,000	359,447
			1,591,983
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (m)		1,376,000	1,316,080
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (m)		315,000	319,892
TOTAL MATERIALS			3,227,955
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		570,000	556,464
TransAlta Corp 6.5% 3/15/2040		380,000	363,867
TOTAL UTILITIES			920,331
TOTAL CANADA			19,911,925
CHILE - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (m)		200,000	197,650
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (m)		200,000	200,190
Empresa Nacional del Petroleo 6.15% 5/10/2033 (m)		85,000	86,573
TOTAL ENERGY			286,763
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (m)		385,000	344,375
Antofagasta PLC 5.625% 9/9/2035 (m)		200,000	198,822
Antofagasta PLC 5.625% 5/13/2032 (m)		110,000	111,243
Corp Nacional del Cobre de Chile 3% 9/30/2029 (m)		50,000	47,013
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (m)		150,000	140,955
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (m)		595,000	399,379
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (m)		115,000	112,341
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (m)		200,000	193,508
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (m)		150,000	152,250
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (m)		140,000	137,298
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (m)		80,000	83,272
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (m)		200,000	206,680
TOTAL MATERIALS			2,127,136
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (m)		224,826	224,390
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (m)		66,000	67,372
TOTAL UTILITIES			291,762
TOTAL CHILE			2,903,311
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (m)		200,000	180,124
Prosus NV 3.68% 1/21/2030 (m)		280,000	266,479
Prosus NV 4.027% 8/3/2050 (m)		270,000	184,588
Prosus NV 4.193% 1/19/2032 (m)		140,000	131,906
TOTAL CONSUMER DISCRETIONARY			763,097
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (m)		270,000	268,934
TOTAL CHINA			1,032,031
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (m)		465,000	440,588
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (m)		195,000	192,150
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (i)(m)		2,560,000	716,058
Ecopetrol SA 4.625% 11/2/2031		160,000	146,360
Ecopetrol SA 8.375% 1/19/2036		240,000	253,920
Ecopetrol SA 8.875% 1/13/2033		695,000	751,121
Geopark Ltd 5.5% 1/17/2027 (m)		235,000	230,887
Geopark Ltd 8.75% 1/31/2030 (m)		235,000	241,698
Gran Tierra Energy Inc 9.75% 4/15/2031 (m)(t)		700,000	725,935
			3,065,979
TOTAL ENERGY			3,258,129
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		200,000	212,309
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (m)		325,000	337,142
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (m)		1,431,779	1,355,107
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (m)		200,000	208,866
Termocandelaria Power SA 7.75% 9/17/2031 (m)		295,000	305,694
TOTAL UTILITIES			1,869,667
TOTAL COLOMBIA			6,117,835
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (m)		215,000	216,380
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (m)		195,000	203,376
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (m)		350,000	356,344
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (m)		255,000	259,026
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (n)	EUR	450,000	505,710
TOTAL CZECH REPUBLIC			764,736
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (n)	EUR	325,000	367,432
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (n)	EUR	120,000	137,673
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (n)	EUR	250,000	295,731
TOTAL CONSUMER STAPLES			800,836
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(n)	EUR	315,000	367,183
Jyske Bank A/S 5.125% 5/1/2035 (c)(n)	EUR	468,000	560,018
			927,201
Financial Services - 0.0%
Nykredit Realkredit A/S 3.75% 9/26/2033 (n)	EUR	550,000	621,876
TOTAL FINANCIALS			1,549,077
TOTAL DENMARK			2,349,913
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (m)		230,000	237,050
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (m)		90,000	88,999
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (n)	EUR	250,000	277,957
Citycon Treasury BV 5.375% 7/8/2031 (n)	EUR	100,000	110,037
TOTAL REAL ESTATE			387,994
TOTAL FINLAND			476,993
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (m)		651,677	634,025
Altice France SA 6.5% 4/15/2032 (m)		1,908,697	1,855,777
Altice France SA 6.875% 10/15/2030 (m)		216,463	212,006
Altice France SA 6.875% 7/15/2032 (m)		833,354	817,110
Orange SA 4.75% 1/13/2033 (m)		300,000	288,790
Orange SA 5% 1/13/2036 (m)		300,000	285,232
			4,092,940
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (n)	EUR	300,000	338,731
TOTAL COMMUNICATION SERVICES			4,431,671
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (m)		360,000	360,677
Valeo SE 4.625% 3/23/2032 (n)	EUR	300,000	348,938
			709,615
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(n)	EUR	100,000	115,206
RCI Banque SA 5.5% 10/9/2034 (c)(n)	EUR	500,000	595,424
			710,630
TOTAL CONSUMER DISCRETIONARY			1,420,245
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (n)	EUR	500,000	550,449
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (m)		895,000	933,275
Viridien 10% 10/15/2030 (m)		204,000	215,181
TOTAL ENERGY			1,148,456
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.159% 9/15/2029 (c)(m)		532,000	503,003
BNP Paribas SA 3.132% 1/20/2033 (c)(m)		650,000	579,771
BNP Paribas SA 3.945% 2/18/2037 (c)(n)	EUR	900,000	1,017,953
BNP Paribas SA 5.786% 1/13/2033 (c)(m)		5,406,000	5,484,527
BPCE SA 5.716% 1/18/2030 (c)(m)		770,000	779,596
Societe Generale SA 5.5% 4/13/2029 (c)(m)		3,692,000	3,716,040
Societe Generale SA 6.691% 1/10/2034 (c)(m)		544,000	569,365
			12,650,255
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (m)		190,000	191,545
TOTAL FINANCIALS			12,841,800
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (n)	EUR	300,000	347,270
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (n)	GBP	400,000	520,429
Electricite de France SA 6.125% 6/2/2034 (n)	GBP	350,000	477,446
			997,875
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (n)	EUR	300,000	339,147
Engie SA 4.25% 9/6/2034 (n)	EUR	400,000	468,255
Engie SA 6.1% 6/24/2036	AUD	630,000	441,752
Veolia Environnement SA 3.324% 6/17/2032 (n)	EUR	700,000	788,597
			2,037,751
TOTAL UTILITIES			3,035,626
TOTAL FRANCE			23,775,517
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (m)		200,000	199,908
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (m)		200,000	199,181
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (m)		230,000	221,768
TOTAL GEORGIA			620,857
GERMANY - 0.7%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (n)	EUR	300,000	329,723
Schaeffler AG 5.375% 4/1/2031 (n)	EUR	300,000	361,427
ZF Europe Finance BV 4.75% 1/31/2029 (n)	EUR	300,000	351,157
ZF Europe Finance BV 5.5% 2/17/2032 (n)	EUR	200,000	232,268
ZF Europe Finance BV 7% 6/12/2030 (n)	EUR	200,000	246,856
ZF North America Capital Inc 7.5% 3/24/2031 (m)		235,000	240,997
TOTAL CONSUMER DISCRETIONARY			1,762,428
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 5.25% 3/5/2030 (n)	EUR	225,000	270,862
REWE International Finance BV 4.875% 9/13/2030 (n)	EUR	500,000	602,446
TOTAL CONSUMER STAPLES			873,308
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (n)	EUR	500,000	564,369
Financials - 0.5%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(n)	EUR	300,000	344,691
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(n)	EUR	300,000	341,250
Volkswagen Bank GmbH 3.5% 6/19/2031 (n)	EUR	400,000	454,611
			1,140,552
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		13,000,000	12,945,053
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,037,175
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		980,000	1,003,446
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		2,377,000	2,467,915
			21,453,589
Financial Services - 0.1%
KfW 0% 11/9/2028 (n)	EUR	3,875,000	4,216,587
KfW 1.125% 3/31/2037 (n)	EUR	730,000	668,633
KfW 2.75% 1/17/2035 (n)	EUR	540,000	597,635
			5,482,855
TOTAL FINANCIALS			28,076,996
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 5.125% 7/20/2031 (m)		3,986,000	3,953,072
Bayer US Finance LLC 5.375% 7/20/2033 (m)		2,099,000	2,073,230
Bayer US Finance LLC 6.375% 11/21/2030 (m)		617,000	642,317
Bayer US Finance LLC 6.5% 11/21/2033 (m)		739,000	775,883
TOTAL HEALTH CARE			7,444,502
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (n)	EUR	80,000	92,469
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (n)	EUR	500,000	560,087
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (n)	EUR	400,000	450,774
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 15% 6/30/2027 pay-in-kind (j)	EUR	100,000	121,756
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	213,481	272,588
Accentro Real Estate AG 7% pay-in-kind (c)(i)(j)(n)	EUR	562,819	150,361
Aroundtown SA 3.625% 4/10/2031 (n)	GBP	375,000	458,821
			1,003,526
TOTAL REAL ESTATE			1,454,300
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (n)	EUR	300,000	340,741
Amprion GmbH 3.625% 5/21/2031 (n)	EUR	300,000	345,889
Amprion GmbH 3.875% 6/5/2036 (n)	EUR	300,000	336,102
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(n)	EUR	600,000	661,768
EnBW International Finance BV 3.75% 11/20/2035 (n)	EUR	490,000	551,462
EnBW International Finance BV 5.7923% 2/26/2036 (n)	AUD	640,000	438,885
			2,674,847
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (m)		890,000	850,112
RWE Finance US LLC 5.875% 4/16/2034 (m)		150,000	151,925
			1,002,037
TOTAL UTILITIES			3,676,884
TOTAL GERMANY			44,505,343
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (m)		1,066,000	1,060,009
Kosmos Energy Ltd 7.75% 5/1/2027 (m)		580,000	579,710
Kosmos Energy Ltd 8.75% 10/1/2031 (m)		915,000	824,397
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (c)(m)		1,324,049	1,367,742

TOTAL GHANA			3,831,858
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (m)		1,301,000	1,323,042
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (m)		370,000	378,140
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (m)		350,000	331,275
Millicom International Cellular SA 4.5% 4/27/2031 (m)		140,000	130,586
Millicom International Cellular SA 5.125% 1/15/2028 (m)		927,000	917,035
Millicom International Cellular SA 6.25% 3/25/2029 (m)		1,440,000	1,438,178
Millicom International Cellular SA 7.375% 4/2/2032 (m)		245,000	251,738
TOTAL COMMUNICATION SERVICES			3,068,812
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (m)		195,000	190,905
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (m)		250,000	245,468
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (m)		335,000	329,646
TOTAL UTILITIES			575,114
TOTAL GUATEMALA			3,834,831
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(n)		690,000	660,220
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (m)		85,000	86,109
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (n)		200,000	207,472
TOTAL HUNGARY			293,581
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (m)		135,000	136,183
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (m)		140,000	140,525
TOTAL INDIA			276,708
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (m)		325,000	325,569
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (m)		315,000	322,875
Pertamina Persero PT 4.175% 1/21/2050 (m)		185,000	134,312
TOTAL ENERGY			782,756
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (m)		125,000	124,862
Freeport Indonesia PT 5.315% 4/14/2032 (m)		265,000	260,715
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (m)		450,000	449,559
TOTAL MATERIALS			835,136
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (m)		90,000	89,663
TOTAL INDONESIA			1,707,555
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	865,443
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,754,817
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,298,766
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		4,000,000	4,010,994
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		7,000,000	7,102,073
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,801,520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		377,000	379,086
			26,212,699
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (m)		830,000	833,347
GGAM Finance Ltd 6.875% 4/15/2029 (m)		1,545,000	1,570,123
			2,403,470
TOTAL FINANCIALS			28,616,169
Industrials - 0.3%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (m)		1,035,000	1,031,655
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (m)		2,757,000	2,739,781
			3,771,436
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (m)		190,000	181,521
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (m)		4,604,000	4,610,649
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (m)		428,000	426,005
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (m)		2,337,000	2,341,703
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (m)		3,000,000	3,043,070
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (m)		3,000,000	3,039,638
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (m)		5,341,000	5,455,906
			19,098,492
TOTAL INDUSTRIALS			22,869,928
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	113,682
TOTAL IRELAND			51,599,779
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (m)(n)		310,000	308,046
Energean Israel Finance Ltd 5.875% 3/30/2031 (m)(n)		240,000	230,183
Energean Israel Finance Ltd 8.5% 9/30/2033 (m)(n)		80,000	84,063
Leviathan Bond Ltd 6.5% 6/30/2027 (m)(n)		380,000	380,424
TOTAL ENERGY			1,002,716
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (m)(n)		200,000	196,428
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(m)(n)		200,000	197,130
TOTAL FINANCIALS			393,558
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		100,000	99,801
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	119,765
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		575,000	588,303
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	229,716
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		380,000	385,797
TOTAL HEALTH CARE			1,423,382
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (m)(n)		260,000	237,000
TOTAL ISRAEL			3,056,656
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (n)	EUR	445,000	516,175
Davide Campari-Milano NV 4.25% 6/17/2033 (n)	EUR	575,000	663,537
TOTAL CONSUMER STAPLES			1,179,712
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(m)		242,000	226,523
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (m)		200,000	194,488
ENEL Finance International NV 5.5% 6/26/2034 (m)		300,000	298,289
			492,777
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (m)		345,000	346,039
TOTAL UTILITIES			838,816
TOTAL ITALY			2,245,051
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (m)		229,762	228,418
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (m)		200,000	195,964

TOTAL JAMAICA			424,382
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (n)	EUR	200,000	226,055
NTT Finance Corp 4.567% 7/16/2027 (m)		816,000	816,173
NTT Finance Corp 4.62% 7/16/2028 (m)		826,000	822,245
NTT Finance Corp 4.876% 7/16/2030 (m)		2,115,000	2,088,363
NTT Finance Corp 5.0115% 11/1/2031 (m)		3,400,000	3,346,070
NTT Finance Corp 5.2588% 11/1/2033 (m)		4,895,000	4,792,503
TOTAL COMMUNICATION SERVICES			12,091,409
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(n)	EUR	515,000	589,719
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		990,000	981,205
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		1,396,000	1,369,044
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(n)	EUR	515,000	592,858
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)		2,327,000	2,292,652
TOTAL FINANCIALS			5,825,478
TOTAL JAPAN			17,916,887
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (m)		195,000	174,367
KazMunayGas National Co JSC 5.375% 4/24/2030 (m)		30,000	30,172
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (m)		225,000	208,125

TOTAL KAZAKHSTAN			412,664
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (m)		200,000	197,454
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.875% 1/17/2033 (m)		70,000	71,897
TOTAL KOREA (SOUTH)			269,351
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (m)		125,000	119,140
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (m)		1,660,000	1,006,968
Altice Financing SA 9.625% 7/15/2027 (m)		508,000	318,144
			1,325,112
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (m)		1,069,000	1,041,079
TOTAL COMMUNICATION SERVICES			2,366,191
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (m)		355,000	377,999
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	305,566
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (m)		1,868,000	1,643,165
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (n)	EUR	600,000	667,861
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (n)	EUR	370,000	427,292
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (n)	EUR	197,000	218,938
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (n)	EUR	420,000	447,466
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (n)	EUR	300,000	333,340
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (n)	EUR	499,000	588,520
European Outlet Mall Venture Sarl 4% 7/15/2031 (n)	EUR	370,000	421,908
Logicor Financing Sarl 1.625% 1/17/2030 (n)	EUR	181,000	194,409
Logicor Financing Sarl 2% 1/17/2034 (n)	EUR	428,000	417,294
Logicor Financing Sarl 3.75% 7/14/2032 (n)	EUR	320,000	358,170
P3 Group Sarl 3.75% 4/2/2033 (n)	EUR	200,000	222,598
P3 Group Sarl 4% 4/19/2032 (n)	EUR	450,000	513,320
			3,715,963
TOTAL REAL ESTATE			4,811,116
TOTAL LUXEMBOURG			9,504,037
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (m)		265,000	238,252
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (m)		235,000	147,549
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (m)		450,000	447,147
TOTAL MALAYSIA			832,948
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (m)		200,000	202,284
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (m)		205,000	180,118
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (m)		200,000	197,559
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (m)		200,000	193,436
FEL Energy VI SARL 5.75% 12/1/2040 (m)		106,295	100,698
Petroleos Mexicanos 5.95% 1/28/2031		39,520,000	39,053,664
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,863,236
Petroleos Mexicanos 6.5% 6/2/2041		85,000	74,885
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	974,845
Petroleos Mexicanos 6.7% 2/16/2032		6,577,000	6,613,174
Petroleos Mexicanos 6.75% 9/21/2047		13,340,000	11,171,583
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	1,003,680
Petroleos Mexicanos 7.69% 1/23/2050		3,865,000	3,524,300
TOTAL ENERGY			65,771,060
Financials - 0.1%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(m)		200,000	198,100
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (m)		215,000	215,641
			413,741
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (m)		565,000	564,384
TOTAL FINANCIALS			978,125
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 5.5% 7/31/2047 (m)		255,000	217,541
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (m)		140,000	117,425
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (m)		370,000	372,049
			489,474
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (m)		155,000	116,360
TOTAL MATERIALS			605,834
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (m)		200,000	193,500
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (m)		240,681	254,821
COX Asset Mexico SA de CV 7.125% 1/8/2032 (m)		200,000	200,799
Saavi Energia Sarl 8.875% 2/10/2035 (m)		410,000	450,406
TOTAL UTILITIES			906,026
TOTAL MEXICO			68,852,204
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.1% 4/30/2030 (m)		200,000	203,190
OCP SA 6.75% 5/2/2034 (m)		255,000	264,687
OCP SA 6.875% 4/25/2044 (m)		160,000	158,576
OCP SA 7.5% 5/2/2054 (m)		195,000	202,229

TOTAL MOROCCO			828,682
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (n)	EUR	200,000	225,377
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(m)		650,000	664,268
ING Groep NV 3% 8/17/2031 (c)(n)	EUR	700,000	788,786
			1,453,054
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(n)		393,000	393,172
TOTAL FINANCIALS			1,846,226
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,841,000	1,787,520
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		5,308,000	5,150,736
TOTAL INFORMATION TECHNOLOGY			6,938,256
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (n)	EUR	160,000	184,488
TOTAL NETHERLANDS			9,194,347
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (m)		659,000	656,213
IHS Holding Ltd 7.875% 5/29/2030 (m)		225,000	230,769
TOTAL COMMUNICATION SERVICES			886,982
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Mauritius NG Holdco Ltd 8% 9/18/2027 (m)		158,119	157,526
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (m)		245,000	245,919
TOTAL NIGERIA			1,290,427
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (m)		178,000	186,754
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3.625% 5/28/2032 (c)(n)	EUR	500,000	574,634
TOTAL NORWAY			761,388
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (m)		200,000	199,724
Veon Midco BV 7.45% 6/1/2033 (m)		200,000	199,514

TOTAL PAKISTAN			399,238
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (m)		510,000	502,625
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (m)		460,000	437,764
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (m)		380,000	384,028
TOTAL COMMUNICATION SERVICES			1,324,417
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (m)		105,000	84,578
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (m)		200,000	201,860
TOTAL PANAMA			1,610,855
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (m)		205,000	202,438
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(m)		235,000	234,001
Intercorp Peru Ltd 5.6% 7/16/2033 (m)		255,000	254,003
TOTAL FINANCIALS			488,004
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (m)		380,000	387,098
Volcan Cia Minera SAA 8.5% 10/28/2032 (m)		890,000	918,169
TOTAL MATERIALS			1,305,267
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (m)		200,000	196,050
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (m)		345,000	344,179
TOTAL UTILITIES			540,229
TOTAL PERU			2,535,938
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (m)		345,000	351,041
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (n)	EUR	600,000	645,406
TOTAL POLAND			996,447
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (m)		170,000	153,049
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (m)		350,000	349,404
QatarEnergy 2.25% 7/12/2031 (m)		925,000	812,904
QatarEnergy 3.125% 7/12/2041 (m)		535,000	388,143
QatarEnergy 3.3% 7/12/2051 (m)		815,000	525,716
TOTAL ENERGY			2,076,167
TOTAL QATAR			2,229,216
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (m)		620,705	553,092
Green Palm Bidco Sarl 5.9573% 6/30/2041 (m)		200,000	196,250
Green Palm Bidco Sarl 6.4623% 6/30/2046 (m)		200,000	194,500
Saudi Arabian Oil Co 2.25% 11/24/2030 (m)		445,000	395,133
Saudi Arabian Oil Co 3.25% 11/24/2050 (m)		345,000	210,733
Saudi Arabian Oil Co 3.5% 11/24/2070 (m)		135,000	77,649
Saudi Arabian Oil Co 3.5% 4/16/2029 (m)		710,000	683,375
Saudi Arabian Oil Co 4.25% 4/16/2039 (m)		785,000	671,756
Saudi Arabian Oil Co 4.375% 2/2/2031 (m)		240,000	232,236
Saudi Arabian Oil Co 4.375% 4/16/2049 (m)		120,000	91,942
Saudi Arabian Oil Co 5.875% 7/17/2064 (m)		200,000	178,744
Saudi Arabian Oil Co 6.375% 6/2/2055 (m)		450,000	439,236
TOTAL ENERGY			3,924,646
Financials - 0.0%
Financial Services - 0.0%
Avilease Capital Ltd 5.5% 6/30/2031 (m)		3,355,000	3,344,029
Gaci First Investment Co 5% 10/13/2027 (n)		355,000	355,000
Gaci First Investment Co 5.125% 2/14/2053 (n)		200,000	164,564
TOTAL FINANCIALS			3,863,593
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (m)		570,000	570,804
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (m)		270,000	267,638
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (m)		400,000	403,568
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (m)		120,000	122,682
TOTAL INDUSTRIALS			1,364,692
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (m)		200,000	194,500
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (m)		335,000	334,022
TOTAL MATERIALS			528,522
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (n)		210,000	208,721
TOTAL SAUDI ARABIA			9,890,174
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (m)		365,000	363,723
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (m)		375,000	390,263
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (m)		145,000	145,000
TOTAL COMMUNICATION SERVICES			535,263
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (m)		130,000	134,459
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		370,000	369,334
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	94,499
Sasol Financing USA LLC 8.75% 4/10/2033 (m)		200,000	210,250
Sasol Financing USA LLC 8.75% 5/3/2029 (m)		260,000	274,144
			948,227
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (m)		200,000	197,656
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (m)		200,000	203,330
			400,986
TOTAL MATERIALS			1,349,213
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (m)		350,000	355,250
Eskom Holdings 8.45% 8/10/2028 (m)		220,000	230,450
TOTAL UTILITIES			585,700
TOTAL SOUTH AFRICA			2,604,635
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (c)(m)		600,000	586,938
CaixaBank SA 6.84% 9/13/2034 (c)(m)		435,000	465,229

TOTAL SPAIN			1,052,167
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (n)	EUR	300,000	342,335
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (n)	EUR	135,000	151,322
Sveafastigheter AB 4.5% 3/2/2032 (n)	EUR	360,000	414,096

TOTAL SWEDEN			907,753
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.869% 1/12/2029 (c)(m)		1,570,000	1,552,010
UBS Group AG 4.125% 6/9/2033 (c)(n)	EUR	378,000	441,370
UBS Group AG 4.194% 4/1/2031 (c)(m)		9,010,000	8,731,027
UBS Group AG 4.75% 3/17/2032 (c)(n)	EUR	1,093,000	1,314,404
UBS Group AG 5.428% 2/8/2030 (c)(m)		12,000,000	12,120,880
			24,159,691
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(m)		200,000	198,315
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(n)		374,000	334,940
			533,255
TOTAL FINANCIALS			24,692,946
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (m)(t)		595,000	574,829
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (m)(t)		675,000	683,862
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (m)		30,000	30,632
TOTAL INDUSTRIALS			1,289,323
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (m)		650,000	692,262
Consolidated Energy Finance SA 5.625% 10/15/2028 (m)		954,000	935,283
			1,627,545
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (n)	EUR	260,000	299,016
TOTAL MATERIALS			1,926,561
TOTAL SWITZERLAND			27,908,830
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (m)		105,000	68,062
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (m)		140,000	138,309
Financials - 0.0%
Banks - 0.0%
Akbank TAS 8.25% 12/8/2036 (c)(m)		200,000	201,146
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(m)		215,000	217,419
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (m)		200,000	196,946
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (m)		300,000	291,717
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (m)		265,000	258,653
TOTAL FINANCIALS			1,165,881
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (m)		105,000	107,889
TOTAL TURKEY			1,412,079
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 8.95% 1/15/2033 pay-in-kind (m)		118,466	104,597
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (m)		230,000	195,815
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (m)		188,063	167,428
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (m)		790,000	679,503
TOTAL ENERGY			1,042,746
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (m)		265,000	228,992
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (m)		230,000	231,281
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (m)		280,000	263,301
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (m)		120,000	112,948
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (m)		390,000	335,997
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (m)		145,000	146,292
TOTAL FINANCIALS			1,318,811
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (m)		170,000	160,863
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (m)		295,000	259,361
TOTAL INDUSTRIALS			420,224
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(m)		280,000	260,044
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(n)		400,000	389,388
Alpha Star Holding IX Ltd 7% 8/26/2028 (n)		200,000	198,752
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (n)		400,000	402,440
Sobha Sukuk Ltd 8.75% 7/17/2028 (n)		200,000	200,059
TOTAL REAL ESTATE			1,450,683
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (m)		235,000	173,982
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (m)		135,000	131,169
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (m)		280,000	262,853
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (m)		85,000	84,580
TOTAL UTILITIES			652,584
TOTAL UNITED ARAB EMIRATES			4,885,048
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (n)	EUR	325,000	364,129
Virgin Media Finance PLC 5% 7/15/2030 (m)		40,000	24,669
			388,798
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (n)	GBP	280,000	378,303
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (m)		710,000	587,007
			965,310
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (m)		185,000	154,147
TOTAL COMMUNICATION SERVICES			1,508,255
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (m)		75,000	76,997
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (n)	GBP	304,000	343,152
Marks & Spencer PLC 5.125% 8/18/2032 (n)	GBP	200,000	263,124
			606,276
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (m)		585,000	595,116
IHG Finance LLC 3.375% 9/10/2030 (n)	EUR	150,000	170,867
Whitbread Group PLC 2.375% 5/31/2027 (n)	GBP	249,000	331,172
			1,097,155
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (n)	GBP	913,000	1,062,943
TOTAL CONSUMER DISCRETIONARY			2,843,371
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,253,392
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,493,851
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,289,855
BAT Capital Corp 6% 2/20/2034		10,000,000	10,338,353
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,201,802
BAT International Finance PLC 4.125% 4/12/2032 (n)	EUR	1,017,000	1,186,570
Imperial Brands Finance PLC 3.875% 2/12/2034 (n)	EUR	1,315,000	1,467,078
Imperial Brands Finance PLC 6.125% 7/27/2027 (m)		764,000	773,181
Reynolds American Inc 7.25% 6/15/2037		75,000	83,049
TOTAL CONSUMER STAPLES			19,087,131
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (c)(n)	EUR	600,000	688,327
Barclays PLC 5.088% 6/20/2030 (c)		1,421,000	1,415,566
Barclays PLC 5.367% 2/25/2031 (c)		6,000,000	6,022,862
Barclays PLC 5.69% 3/12/2030 (c)		3,094,000	3,140,627
Barclays PLC 6.224% 5/9/2034 (c)		8,576,000	8,856,649
Barclays PLC 6.49% 9/13/2029 (c)		2,400,000	2,466,099
Barclays PLC 6.692% 9/13/2034 (c)		2,000,000	2,118,113
HSBC Holdings PLC 4.787% 3/10/2032 (c)(n)	EUR	547,000	658,059
HSBC Holdings PLC 4.856% 5/23/2033 (c)(n)	EUR	640,000	773,946
HSBC Holdings PLC 8.201% 11/16/2034 (c)(n)	GBP	225,000	325,478
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(n)	EUR	925,000	1,111,324
NatWest Group PLC 3.073% 5/22/2028 (c)		951,000	940,535
NatWest Group PLC 7.416% 6/6/2033 (c)(n)	GBP	791,000	1,103,404
Standard Chartered PLC 3.864% 3/17/2033 (c)(n)	EUR	300,000	344,206
Standard Chartered PLC 3.934% 5/28/2032 (c)(n)	EUR	400,000	461,846
Virgin Money UK PLC 7.625% 8/23/2029 (c)(n)	GBP	456,000	648,280
			31,075,321
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (n)	EUR	550,000	620,043
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (n)	GBP	730,000	1,108,383
TOTAL FINANCIALS			32,803,747
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (n)	EUR	736,000	728,930
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (n)	GBP	870,000	1,176,761
TOTAL INDUSTRIALS			1,905,691
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (n)	GBP	400,000	536,145
Retail REITs - 0.0%
Hammerson PLC 3.875% 6/8/2031 (n)	EUR	260,000	297,561
TOTAL REAL ESTATE			833,706
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (n)	EUR	275,000	306,312
NGG Finance PLC 2.125% 9/5/2082 (c)(n)	EUR	555,000	635,044
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (n)	EUR	475,000	534,972
SSE PLC 6.3% 8/20/2036	AUD	660,000	468,808
			1,945,136
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (m)		1,110,000	1,090,584
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (m)		385,000	391,737
			1,482,321
Multi-Utilities - 0.0%
Cadent Finance PLC 4% 7/7/2036 (n)	EUR	490,000	549,094
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (n)	GBP	300,000	388,475
Anglian Water Services Financing PLC 4.25% 6/23/2036 (n)	EUR	360,000	407,687
Anglian Water Services Financing PLC 5.375% 11/10/2033 (n)	GBP	200,000	259,571
Anglian Water Services Financing PLC 5.875% 6/20/2031 (n)	GBP	325,000	441,823
Anglian Water Services Financing PLC 6.293% 7/30/2030 (n)	GBP	305,000	422,680
Northumbrian Water Finance PLC 4.5% 2/14/2031 (n)	GBP	315,000	407,458
Northumbrian Water Finance PLC 5.375% 7/22/2032 (n)	GBP	250,000	330,017
Northumbrian Water Finance PLC 5.625% 4/29/2033 (n)	GBP	400,000	529,388
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (n)	EUR	375,000	419,910
South West Water Finance PLC 5.25% 9/15/2031 (n)	GBP	495,000	655,438
South West Water Finance PLC 5.75% 12/11/2032 (n)	GBP	100,000	134,717
SW Finance I PLC 6.875% 8/7/2032 (n)	GBP	300,000	411,036
SW Finance I PLC 7.375% 12/12/2041 (n)	GBP	346,000	456,167
Wessex Water Services Finance PLC 6.125% 9/19/2034 (n)	GBP	400,000	532,800
Yorkshire Water Finance PLC 5.5% 4/28/2035 (n)	GBP	267,000	338,802
Yorkshire Water Finance PLC 6% 7/22/2033 (n)	GBP	430,000	572,099
			6,708,068
TOTAL UTILITIES			10,684,619
TOTAL UNITED KINGDOM			69,666,520
UNITED STATES - 17.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (m)		620,000	595,648
APLD ComputeCo 3 LLC 7% 6/15/2031 (m)		970,000	933,917
APLD ComputeCo LLC 9.25% 12/15/2030 (m)(t)		1,585,000	1,671,805
AT&T Inc 3.8% 12/1/2057		4,105,000	2,578,788
AT&T Inc 4.3% 2/15/2030		282,000	276,147
AT&T Inc 4.4% 4/30/2031		277,000	269,316
Black Pearl Compute LLC 6.125% 2/15/2031 (m)(t)		381,000	381,244
Cipher Compute LLC 7.125% 11/15/2030 (m)(t)		375,000	379,648
Core Scientific Finance I LLC 7.75% 5/15/2031 (m)		1,390,000	1,348,693
Edged Compute LLC 7.5% 4/30/2031 (m)		1,590,000	1,508,318
ELK Grove Village Property LLC 7.5% 6/15/2031 (m)(t)		200,000	192,583
Flash Compute LLC 7.25% 12/31/2030 (m)		695,000	698,604
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (m)		1,182,000	1,170,686
HUT 8 DC LLC 6.192% 11/15/2042 (m)		4,592,000	4,459,703
Level 3 Financing Inc 3.75% 7/15/2029 (m)		31,000	29,479
Level 3 Financing Inc 6.875% 6/30/2033 (m)		795,000	808,174
Level 3 Financing Inc 7% 3/31/2034 (m)		180,000	184,119
Level 3 Financing Inc 7.5% 2/15/2037 (m)		540,000	535,766
Level 3 Financing Inc 8.5% 1/15/2036 (m)		970,000	1,014,286
Lumen Technologies Inc 4.5% 1/15/2029 (m)		70,000	66,774
Meridian Arc Holdco LLC 6.25% 4/30/2031 (m)		1,396,000	1,327,235
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (m)		2,030,000	1,881,745
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (m)		2,119,000	2,088,707
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (m)(t)		1,323,000	1,261,318
Sopaipilla Investor LLC 7.534% 11/30/2048 (m)		857,000	877,913
Space Exploration Technologies Corp 5.35% 7/15/2031 (m)		10,436,000	10,200,667
Space Exploration Technologies Corp 5.65% 7/15/2033 (m)		14,598,000	14,083,237
Stingray Compute LLC 6% 6/15/2031 (m)		315,000	306,722
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (m)		575,000	527,852
Uniti Services LLC 7.5% 10/15/2033 (m)		390,000	402,675
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	958,109
Verizon Communications Inc 4.75% 1/15/2033		3,562,000	3,447,323
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,255,794
WULF Compute LLC 7.75% 10/15/2030 (m)(t)		720,000	748,153
Yondr JK 1 LLC 6.875% 6/30/2031 (m)(t)		672,000	629,580
Zenith Arc LLC 8.875% 8/31/2031 (m)		813,000	784,505
			59,885,233
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (m)		515,000	541,785
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (m)		560,000	582,355
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (m)		550,000	583,728
			1,707,868
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	107,560
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	101,886
Alphabet Inc 4% 5/6/2054	EUR	100,000	97,871
Meta Platforms Inc 4.875% 5/15/2033		5,681,000	5,487,082
Meta Platforms Inc 5.25% 5/15/2036		3,729,000	3,588,898
Snap Inc 6.875% 3/1/2033 (m)(t)		382,000	374,592
Snap Inc 6.875% 3/15/2034 (m)		235,000	228,531
			9,986,420
Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (m)(t)		485,000	404,385
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (m)		730,000	658,377
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		710,000	624,468
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (m)		425,000	368,445
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (m)		325,000	291,251
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (m)		190,000	185,509
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (m)		805,000	778,355
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,737,202
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		5,574,000	5,017,069
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,621,229
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		9,941,000	7,688,318
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	1,836,390
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,861,000	4,756,775
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,930,188
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,814,799
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		16,233,000	16,208,161
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,059,682
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (m)		525,000	541,417
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (m)		525,000	553,324
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (m)		436,000	436,000
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (m)		205,000	204,999
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (m)		355,000	368,310
CMG Media Corp 8.875% 6/18/2029 (m)		158,000	121,318
CSC Holdings LLC 3.375% 2/15/2031 (m)		2,615,000	1,359,801
CSC Holdings LLC 4.125% 12/1/2030 (m)		115,000	60,658
CSC Holdings LLC 4.5% 11/15/2031 (m)		425,000	221,000
CSC Holdings LLC 4.625% 12/1/2030 (m)		550,000	116,875
EW Scripps Co/The 9.875% 8/15/2030 (m)		437,000	394,139
Lamar Media Corp 5.375% 11/1/2033 (m)		185,000	180,002
Nexstar Media Inc 6.5% 9/15/2033 (m)		380,000	381,694
Time Warner Cable LLC 4.5% 9/15/2042		167,000	123,353
Time Warner Cable LLC 6.75% 6/15/2039		378,000	359,726
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,430,842
Univision Communications Inc 8.5% 7/31/2031 (m)(t)		745,000	750,824
Univision Communications Inc 8.875% 4/15/2033 (m)		360,000	355,813
Univision Communications Inc 9.375% 8/1/2032 (m)(t)		295,000	301,021
			69,241,719
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,244,938
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,018,290
T-Mobile USA Inc 4.5% 4/15/2050		528,000	402,986
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	12,727,977
			16,394,191
TOTAL COMMUNICATION SERVICES			157,215,431
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (m)		280,000	280,300
American Axle & Manufacturing Inc 7.75% 10/15/2033 (m)(t)		530,000	532,496
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (m)		535,000	545,010
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (m)(t)		477,000	482,601
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (m)		593,000	591,367
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (m)		595,000	587,798
			3,019,572
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,498,018
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (m)		995,000	1,016,709
Stellantis Finance US Inc 5.75% 3/18/2030 (m)		570,000	562,537
			5,077,264
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	550,000	620,028
Amazon.com Inc 4.35% 6/12/2036	CAD	450,000	312,761
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (m)		461,551	397,720
Saks Global Enterprises LLC 11% (i)(j)(m)		196,460	491
Wayfair LLC 6.75% 11/15/2032 (m)(t)		660,000	679,072
Wayfair LLC 7.125% 5/31/2034 (m)		495,000	513,427
Wayfair LLC 7.25% 10/31/2029 (m)		950,000	981,284
Wayfair LLC 7.75% 9/15/2030 (m)		1,224,000	1,288,396
			4,793,179
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (m)		1,040,000	1,053,066
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (m)		485,000	471,151
StoneMor Inc 8.5% 5/15/2029 (m)		1,331,000	1,327,213
TKC Holdings Inc 12% 2/15/2031 (m)		185,000	198,940
TKC Holdings Inc 8.5% 8/15/2030 (m)		380,000	395,980
			3,446,350
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (m)(t)		690,000	683,936
Carnival Corp Ltd 5.75% 8/1/2032 (m)		80,000	79,170
Carnival Corp Ltd 5.875% 6/15/2031 (m)		655,000	657,240
Carnival Corp Ltd 6.125% 2/15/2033 (m)		1,555,000	1,558,768
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (m)		1,200,000	1,174,626
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (m)		940,000	853,778
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (m)		185,000	182,118
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (m)		645,000	642,500
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (m)		345,000	344,696
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (m)		315,000	315,906
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (m)		50,000	50,419
Light & Wonder International Inc 6.25% 10/1/2033 (m)(t)		395,000	394,012
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (m)		902,000	761,182
McDonald's Corp 3.5% 5/21/2032 (n)	EUR	425,000	483,952
McDonald's Corp 3.5% 7/1/2027		353,000	350,390
NCL Corp Ltd 6.25% 9/15/2033 (m)		400,000	374,183
NCL Corp Ltd 6.75% 2/1/2032 (m)		365,000	355,033
Viking Cruises Ltd 5.875% 10/15/2033 (m)		1,685,000	1,667,694
			10,929,603
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (m)		195,000	195,693
Century Communities Inc 6.625% 9/15/2033 (m)(t)		355,000	359,157
Dream Finders Homes Inc 6.875% 9/15/2030 (m)		480,000	469,853
LGI Homes Inc 7% 11/15/2032 (m)		1,555,000	1,537,658
Risewell Homes Inc 8.5% 11/1/2030 (m)		390,000	396,092
Whirlpool Corp 4.6% 5/15/2050		488,000	275,883
Whirlpool Corp 5.75% 3/1/2034		120,000	93,500
Whirlpool Corp 6.5% 6/15/2033		1,610,000	1,391,682
Whirlpool Corp 7.5% 7/1/2031 (m)		195,000	195,247
Whirlpool Corp 7.875% 7/1/2034 (m)		390,000	381,526
			5,296,291
Specialty Retail - 0.1%
Advance Auto Parts Inc 1.75% 10/1/2027		140,000	134,882
Advance Auto Parts Inc 3.5% 3/15/2032 (t)		225,000	194,863
Advance Auto Parts Inc 3.9% 4/15/2030 (t)		205,000	192,606
Advance Auto Parts Inc 7% 8/1/2030 (m)(t)		375,000	383,436
Advance Auto Parts Inc 7.375% 8/1/2033 (m)(t)		1,295,000	1,327,401
AutoNation Inc 4.75% 6/1/2030		156,000	153,154
AutoZone Inc 4% 4/15/2030		1,110,000	1,072,150
Champions Financing Inc 8.75% 2/15/2029 (m)(t)		893,000	910,480
LBM Acquisition LLC 6.25% 1/15/2029 (m)		665,000	419,941
Lowe's Cos Inc 3.35% 4/1/2027		149,000	148,210
Lowe's Cos Inc 3.75% 4/1/2032		459,000	427,172
Michaels Cos Inc/The 11% 3/15/2034 (m)		720,000	698,615
Michaels Cos Inc/The 8.5% 3/15/2033 (m)		747,000	739,484
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	239,310
Staples Inc 10.75% 9/1/2029 (m)		743,000	713,820
Staples Inc 12.75% 1/15/2030 (m)		592,275	471,802
			8,227,326
TOTAL CONSUMER DISCRETIONARY			40,789,585
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (m)		410,000	385,440
C&S Group Enterprises LLC 5% 12/15/2028 (m)		85,000	78,895
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (m)		780,000	787,053
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (m)		140,000	143,046
Kroger Co/The 5% 9/15/2034		2,680,000	2,589,680
Mars Inc 4.8% 3/1/2030 (m)		4,050,000	4,029,447
Mars Inc 5% 3/1/2032 (m)		3,041,000	3,020,349
Performance Food Group Inc 5.625% 3/1/2034 (m)		440,000	427,423
Performance Food Group Inc 6.125% 9/15/2032 (m)		185,000	185,384
Sysco Corp 5.95% 4/1/2030		471,000	482,697
Sysco Corp 6.6% 4/1/2050		710,000	721,726
US Foods Inc 5.75% 4/15/2033 (m)		55,000	54,739
US Foods Inc 7.25% 1/15/2032 (m)(t)		180,000	185,867
			13,091,746
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031		955,000	951,750
J&F Luxembourg Finance SARL 8% 4/23/2033 (m)		270,000	263,115
Lamb Weston Holdings Inc 4.375% 1/31/2032 (m)(t)		1,215,000	1,143,000
Post Holdings Inc 6.25% 10/15/2034 (m)		255,000	245,832
Post Holdings Inc 6.375% 3/1/2033 (m)		195,000	191,610
Post Holdings Inc 6.5% 3/15/2036 (m)		185,000	179,301
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (m)		385,000	385,404
			3,360,012
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	900,000	1,010,343
TOTAL CONSUMER STAPLES			17,462,101
Energy - 2.0%
Energy Equipment & Services - 0.1%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (m)		750,000	737,666
Kodiak Gas Services LLC 6.5% 10/1/2033 (m)		250,000	252,412
Kodiak Gas Services LLC 6.75% 10/1/2035 (m)		285,000	290,563
Oceaneering International Inc 6.875% 7/15/2034 (m)		390,000	402,468
Star Holding LLC 8.75% 8/1/2031 (m)		200,000	207,409
Transocean International Ltd 7.875% 10/15/2032 (m)		100,000	105,009
Transocean International Ltd 8.25% 5/15/2029 (m)		710,000	737,950
Transocean International Ltd 8.5% 5/15/2031 (m)		835,000	877,957
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (m)		365,000	361,869
WBI Operating LLC 6.5% 10/15/2033 (m)		190,000	190,619
			4,163,922
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (m)		180,000	177,701
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (m)		560,000	549,503
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (m)		210,000	212,095
California Resources Corp 7% 1/15/2034 (m)		605,000	604,946
California Resources Corp 7.25% 1/15/2035 (m)		195,000	195,471
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (m)		340,000	368,376
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (m)		711,000	733,197
Cheniere Energy Inc 5.2% 7/30/2036 (m)		951,000	916,781
Cheniere Energy Inc 6% 7/30/2056 (m)		950,000	916,263
Cheniere Energy Partners LP 5.35% 11/30/2036 (m)		2,802,000	2,725,003
CNX Midstream Partners LP 4.75% 4/15/2030 (m)		955,000	919,541
CNX Resources Corp 5.875% 3/1/2034 (m)		405,000	394,931
CNX Resources Corp 7.25% 3/1/2032 (m)		235,000	241,892
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,547
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (m)		290,000	298,339
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (m)		5,781,000	5,968,164
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (m)		233,000	239,951
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (m)		420,000	430,889
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (m)		252,000	262,173
Comstock Resources Inc 5.875% 1/15/2030 (m)(t)		530,000	508,782
Comstock Resources Inc 6.75% 3/1/2029 (m)		425,000	421,514
CVR Energy Inc 7.5% 2/15/2031 (m)		380,000	391,542
CVR Energy Inc 7.875% 2/15/2034 (m)		190,000	197,153
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	662,388
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (m)		30,000	30,877
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (m)		162,000	167,698
Energy Transfer LP 3.75% 5/15/2030		481,000	459,423
Energy Transfer LP 4.95% 6/15/2028		494,000	495,345
Energy Transfer LP 5% 5/15/2050		839,000	687,261
Energy Transfer LP 5.25% 4/15/2029		350,000	353,056
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,082,192
Energy Transfer LP 5.8% 6/15/2038		275,000	273,207
Energy Transfer LP 6.5% 2/15/2056 (c)		304,000	305,133
Energy Transfer LP 6.55% 1/15/2057 (c)		389,000	386,559
Energy Transfer LP 6.55% 12/1/2033		14,000,000	14,867,287
Energy Transfer LP 6.7% 1/15/2057 (c)		389,000	385,651
Energy Transfer LP 6.75% 2/15/2056 (c)		39,000	38,880
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,031,595
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (t)		190,000	191,291
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (t)		560,000	587,478
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	251,164
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (m)		160,000	164,540
Harvest Midstream I LP 6.75% 5/15/2034 (m)		455,000	461,716
Harvest Midstream I LP 7.5% 5/15/2032 (m)		385,000	399,560
Hess Corp 5.8% 4/1/2047		874,000	860,418
Hess Corp 7.125% 3/15/2033		201,000	222,453
Hess Corp 7.3% 8/15/2031		2,102,000	2,309,255
Hess Midstream Operations LP 5.125% 6/15/2028 (m)		540,000	538,607
Hess Midstream Operations LP 5.875% 3/1/2028 (m)		370,000	373,357
Hess Midstream Operations LP 6.5% 6/1/2029 (m)		490,000	499,412
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (m)		195,000	196,679
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (m)		525,000	527,672
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (m)		355,000	366,551
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,428,490
Kinder Morgan Inc 5.55% 6/1/2045		415,000	384,461
Kinetik Holdings LP 5.875% 6/15/2030 (m)(t)		465,000	467,327
Kinetik Holdings LP 6.625% 12/15/2028 (m)		480,000	488,568
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (m)		587,000	595,299
MPLX LP 4.8% 2/15/2029		175,000	174,813
MPLX LP 4.95% 9/1/2032		5,199,000	5,096,891
MPLX LP 5% 3/1/2033		2,000,000	1,955,981
MPLX LP 5.5% 2/15/2049		525,000	466,917
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	710,895
Occidental Petroleum Corp 6.45% 9/15/2036		3,600,000	3,797,374
Occidental Petroleum Corp 6.6% 3/15/2046		535,000	554,403
Occidental Petroleum Corp 6.625% 9/1/2030		5,689,000	5,967,613
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,479,687
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,458,444
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,245,600
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,284,962
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,484,360
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,728,836
Ovintiv Inc 6.625% 8/15/2037		350,000	372,237
Ovintiv Inc 7.375% 11/1/2031		435,000	474,363
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,191,373
Par Petroleum LLC 7.375% 6/1/2034 (m)		435,000	451,393
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (m)		585,000	601,544
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,566,889
Prairie Acquiror LP 9% 8/1/2029 (m)		320,000	330,798
Rio Grande LNG LLC 5.25% 6/30/2031 (m)		1,205,000	1,190,992
Rio Grande LNG LLC 5.5% 1/30/2034 (m)		1,534,000	1,504,840
Rio Grande LNG LLC 5.75% 6/30/2036 (m)		3,486,000	3,395,933
Rockies Express Pipeline LLC 4.8% 5/15/2030 (m)		490,000	476,490
Rockies Express Pipeline LLC 4.95% 7/15/2029 (m)		230,000	227,450
Rockies Express Pipeline LLC 6.875% 4/15/2040 (m)		110,000	109,910
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,594,635
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		160,000	156,501
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	150,285
Sunoco LP 4.625% 5/1/2030 (m)		300,000	290,279
Sunoco LP 5.375% 7/15/2031 (m)		380,000	374,835
Sunoco LP 5.625% 7/15/2034 (m)		380,000	369,078
Sunoco LP 5.875% 3/15/2034 (m)		165,000	162,627
Sunoco LP 6.25% 7/1/2033 (m)		405,000	407,137
Sunoco LP 6.625% 8/15/2032 (m)		1,180,000	1,199,088
Sunoco LP 7% 5/1/2029 (m)		60,000	61,565
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (m)		320,000	319,994
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (m)		1,860,000	1,860,703
Targa Resources Corp 4.35% 1/15/2029		1,656,000	1,639,337
Targa Resources Corp 4.35% 4/15/2031		1,951,000	1,888,989
Targa Resources Corp 4.9% 9/15/2030		2,167,000	2,150,716
Targa Resources Corp 5.65% 2/15/2036		5,217,000	5,194,286
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	195,167
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (m)		385,000	393,076
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (m)		645,000	667,047
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (m)		235,000	243,016
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (m)		720,000	757,891
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (m)		370,000	401,898
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (m)		380,000	422,592
Western Gas Partners LP 4.05% 2/1/2030 (l)		11,000,000	10,611,659
Western Gas Partners LP 4.5% 3/1/2028		200,000	198,999
Western Gas Partners LP 4.75% 8/15/2028		168,000	167,687
Western Gas Partners LP 5.7% 7/1/2036		4,867,000	4,792,640
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,619,322
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,416,790
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,048,162
Williams Cos Inc/The 5.75% 6/24/2044		35,000	33,386
			152,314,979
TOTAL ENERGY			156,478,901
Financials - 6.9%
Banks - 3.8%
Bank of America Corp 2.299% 7/21/2032 (c)		1,880,000	1,643,100
Bank of America Corp 2.592% 4/29/2031 (c)		10,000,000	9,178,844
Bank of America Corp 3.705% 4/24/2028 (c)		528,000	524,970
Bank of America Corp 4.376% 4/27/2028 (c)		10,000,000	9,986,313
Bank of America Corp 4.571% 4/27/2033 (c)		6,000,000	5,790,285
Bank of America Corp 5.015% 7/22/2033 (c)		19,317,000	19,077,290
Bank of America Corp 5.288% 4/25/2034 (c)		11,000,000	10,946,228
Bank of America Corp 5.872% 9/15/2034 (c)		9,000,000	9,255,109
Citigroup Inc 3.07% 2/24/2028 (c)		2,000,000	1,985,969
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	200,000	227,675
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,312,623
Citigroup Inc 4.412% 3/31/2031 (c)		9,221,000	9,015,930
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,363,454
Citigroup Inc 4.91% 5/24/2033 (c)		20,224,000	19,819,457
Citigroup Inc 6.27% 11/17/2033 (c)		2,000,000	2,097,058
First-Citizens Bank & Trust Co 6.125% 3/9/2028		143,000	145,264
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		880,000	816,022
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(n)	EUR	251,000	286,887
JPMorgan Chase & Co 3.882% 7/24/2038 (c)		1,000,000	858,603
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		5,500,000	5,455,312
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		11,000,000	10,820,441
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		10,682,000	10,345,241
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		2,700,000	2,567,320
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		16,234,000	15,952,850
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		4,288,000	4,291,710
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		6,500,000	6,562,018
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		5,000,000	4,972,216
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		14,000,000	14,010,035
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		5,093,000	5,112,517
JPMorgan Chase & Co 5.581% 4/22/2030 (c)		15,000,000	15,233,486
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		7,590,000	7,546,960
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		7,586,000	7,376,430
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,265,407
Wells Fargo & Co 2.879% 10/30/2030 (c)		5,000,000	4,690,131
Wells Fargo & Co 3.526% 3/24/2028 (c)		2,047,000	2,035,398
Wells Fargo & Co 4.478% 4/4/2031 (c)		15,026,000	14,738,333
Wells Fargo & Co 4.897% 7/25/2033 (c)		15,711,000	15,369,277
Wells Fargo & Co 5.15% 4/23/2031 (c)		5,839,000	5,849,382
Wells Fargo & Co 5.389% 4/24/2034 (c)		7,133,000	7,123,578
Wells Fargo & Co 5.499% 1/23/2035 (c)		686,000	686,676
Wells Fargo & Co 5.557% 7/25/2034 (c)		2,000,000	2,015,333
Wells Fargo & Co 5.574% 7/25/2029 (c)		6,500,000	6,588,634
Wells Fargo & Co 5.605% 4/23/2036 (c)		5,157,000	5,176,571
Wells Fargo & Co 6.303% 10/23/2029 (c)		2,000,000	2,058,012
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (b)(c)		105,000	102,313
			290,276,662
Capital Markets - 1.8%
Athene Global Funding 5.339% 1/15/2027 (m)		4,562,000	4,574,705
Athene Global Funding 5.583% 1/9/2029 (m)		12,293,000	12,367,489
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(m)		7,660,000	7,682,822
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		23,922,000	20,873,701
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		13,272,000	11,850,235
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		4,660,000	4,627,855
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,485,163
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		6,025,000	5,928,394
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)		2,500,000	2,475,100
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	293,394
Hightower Holding LLC 9.125% 1/31/2030 (m)		285,000	293,971
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (m)		965,000	986,712
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (m)		485,000	497,125
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (m)		465,000	483,019
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (m)		729,000	706,058
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (m)(t)		360,000	356,890
Moody's Corp 3.25% 1/15/2028		10,000	9,829
Morgan Stanley 2.699% 1/22/2031 (c)		12,000,000	11,089,431
Morgan Stanley 3.622% 4/1/2031 (c)		2,099,000	1,995,675
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	270,000	308,395
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	457,044
Morgan Stanley 4.431% 1/23/2030 (c)		2,242,000	2,214,432
Morgan Stanley 4.809% 4/16/2032 (c)		1,829,000	1,790,732
Morgan Stanley 4.889% 7/20/2033 (c)		14,947,000	14,608,148
Morgan Stanley 5.164% 4/20/2029 (c)		6,000,000	6,038,937
Morgan Stanley 5.17% 7/14/2032 (c)		1,692,000	1,679,388
Morgan Stanley 5.192% 4/17/2031 (c)		3,887,000	3,890,380
Morgan Stanley 5.424% 7/21/2034 (c)		7,000,000	6,966,917
Morgan Stanley 5.449% 7/20/2029 (c)		1,318,000	1,331,593
Morgan Stanley 5.664% 4/17/2036 (c)		3,082,000	3,088,831
Morgan Stanley 5.831% 4/19/2035 (c)		6,000,000	6,096,750
MSCI Inc 5.15% 3/15/2036		1,323,000	1,255,584
MSCI Inc 5.25% 9/1/2035		4,879,000	4,676,137
Resideo Funding II LLC 6.5% 7/15/2032 (m)		180,000	178,183
			145,159,019
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,505,117
Ally Financial Inc 6.646% 1/17/2040 (c)(t)		1,391,000	1,363,295
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,112,594
Capital One Financial Corp 3.273% 3/1/2030 (c)		1,358,000	1,304,338
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,732,227
Capital One Financial Corp 4.1% 2/9/2027		284,000	283,776
Capital One Financial Corp 4.927% 5/10/2028 (c)		2,786,000	2,790,839
Capital One Financial Corp 5.247% 7/26/2030 (c)		2,210,000	2,220,488
Capital One Financial Corp 6.312% 6/8/2029 (c)		5,000,000	5,119,064
Capital One Financial Corp 7.624% 10/30/2031 (c)		7,238,000	7,845,547
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	352,000	412,576
Ford Motor Credit Co LLC 4.97% 4/6/2029		1,306,000	1,292,075
Ford Motor Credit Co LLC 5.875% 11/7/2029		200,000	201,889
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	140,000	190,423
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,050,859
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,208,018
LFS Topco LLC 8.75% 7/15/2030 (m)(t)		590,000	591,461
Navient Corp 4.875% 3/15/2028		240,000	237,195
Navient Corp 5% 3/15/2027		549,000	547,567
Navient Corp 5.5% 3/15/2029		195,000	190,666
Navient Corp 5.625% 8/1/2033 (t)		400,000	346,172
Navient Corp 7.875% 6/15/2032 (t)		435,000	422,353
Navient Corp 9.375% 10/15/2031		195,000	200,052
OneMain Finance Corp 6.125% 5/15/2030		194,000	193,106
OneMain Finance Corp 6.5% 3/15/2033		180,000	176,071
OneMain Finance Corp 6.75% 3/15/2032 (t)		185,000	185,335
OneMain Finance Corp 6.75% 9/15/2033		75,000	73,829
OneMain Finance Corp 7.125% 11/15/2031		850,000	862,554
OneMain Finance Corp 7.125% 3/15/2034		195,000	195,036
OneMain Finance Corp 7.125% 9/15/2032		375,000	380,160
OneMain Finance Corp 7.5% 5/15/2031		235,000	241,347
SLM Corp 6.495% 5/15/2032 (c)		465,000	466,267
SLM Corp 6.5% 1/31/2030		335,000	341,101
Stellantis Financial Services US Corp 5.4% 9/15/2030 (m)		597,000	578,057
Synchrony Financial 3.95% 12/1/2027		2,458,000	2,430,836
			45,292,290
Financial Services - 0.4%
Block Inc 5.625% 8/15/2030 (m)		330,000	330,481
Block Inc 6% 8/15/2033 (m)		263,000	262,522
Block Inc 6.5% 5/15/2032		1,685,000	1,710,803
Burford Capital Global Finance LLC 7.5% 7/15/2033 (m)(t)		460,000	406,870
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,543,107
Corebridge Financial Inc 3.85% 4/5/2029		623,000	605,617
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,551,622
Corebridge Financial Inc 4.35% 4/5/2042		169,000	139,148
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (m)		445,000	445,552
Equitable Holdings Inc 4.572% 2/15/2029 (m)		2,265,000	2,231,421
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (m)		78,000	77,080
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		741,000	721,769
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		383,000	386,109
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		554,000	582,106
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (m)		265,000	256,786
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		2,506,000	2,487,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	110,996
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		40,000	38,284
Jackson Financial Inc 3.125% 11/23/2031		2,194,000	1,943,492
Jackson Financial Inc 5.17% 6/8/2027		682,000	684,292
Jackson Financial Inc 5.67% 6/8/2032		734,000	729,488
Pine Street Trust II 5.568% 2/15/2049 (m)		1,000,000	894,303
Sammons Financial Group Inc 5.95% 6/15/2036 (m)		4,304,000	4,107,603
Walker & Dunlop Inc 6.625% 4/1/2033 (m)		365,000	362,852
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (m)		620,000	647,700
			30,257,953
Insurance - 0.3%
American International Group Inc 5.125% 3/27/2033		1,500,000	1,484,919
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (m)		685,000	677,342
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (m)		1,090,000	1,084,353
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (m)		915,000	825,774
Athene Holding Ltd 6.875% 6/28/2055 (c)		246,000	230,306
Five Corners Funding Trust II 2.85% 5/15/2030 (m)		6,287,000	5,810,957
Grand River Funding Trust I 6.311% 2/15/2036 (m)		5,162,000	5,091,786
Liberty Mutual Group Inc 4.569% 2/1/2029 (m)		2,000,000	1,981,287
Liberty Mutual Group Inc 5.25% 5/1/2036 (m)		2,975,000	2,874,312
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	671,032
Pacific LifeCorp 5.125% 1/30/2043 (m)		950,000	853,806
Unum Group 4% 6/15/2029		852,000	830,291
			22,416,165
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (m)		370,000	368,382
Rithm Capital Corp 8% 4/1/2029 (m)		200,000	202,752
Rithm Capital Corp 8% 7/15/2030 (m)(t)		420,000	422,206
Rithm Capital Corp 8.5% 6/1/2031 (m)		200,000	202,063
Starwood Property Trust Inc 5.25% 10/15/2028 (m)		185,000	183,731
Starwood Property Trust Inc 5.75% 1/15/2031 (m)		295,000	292,190
Starwood Property Trust Inc 5.875% 8/15/2029 (m)		420,000	421,772
Starwood Property Trust Inc 6% 4/15/2030 (m)		1,290,000	1,294,971
Starwood Property Trust Inc 6.125% 6/1/2031 (m)		130,000	130,274
Starwood Property Trust Inc 6.5% 10/15/2030 (m)		35,000	35,629
Starwood Property Trust Inc 6.5% 7/1/2030 (m)		380,000	386,652
			3,940,622
TOTAL FINANCIALS			537,342,711
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		390,000	388,028
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (m)(t)		380,000	396,096
Accendra Health Inc 9% 6/15/2032 (m)(t)		295,000	250,077
Accendra Health Inc 9.75% 6/15/2033 (m)		1,284,525	584,459
Centene Corp 2.45% 7/15/2028		1,670,000	1,590,942
Centene Corp 2.625% 8/1/2031		4,800,000	4,180,114
Centene Corp 3% 10/15/2030		3,000,000	2,705,247
Centene Corp 3.375% 2/15/2030		4,230,000	3,927,947
Centene Corp 4.25% 12/15/2027		254,000	252,472
Centene Corp 4.625% 12/15/2029		4,460,000	4,347,808
Charlotte Buyer Inc 8% 6/30/2031 (m)		135,000	137,817
CHS/Community Health Systems Inc 5.25% 5/15/2030 (m)		1,125,000	1,050,358
CHS/Community Health Systems Inc 6.125% 4/1/2030 (m)(t)		740,000	632,510
CHS/Community Health Systems Inc 9.75% 1/15/2034 (m)		350,000	357,013
Cigna Group/The 3.05% 10/15/2027		500,000	492,544
Cigna Group/The 4.8% 8/15/2038		550,000	506,230
CVS Health Corp 3.625% 4/1/2027		375,000	373,435
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,900,833
CVS Health Corp 5% 1/30/2029		801,000	804,558
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,013,573
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,358,076
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,096,891
CVS Health Corp 6.75% 12/10/2054 (c)		1,124,000	1,152,939
CVS Health Corp 7% 3/10/2055 (c)		750,000	774,227
DaVita Inc 4.625% 6/1/2030 (m)		290,000	280,226
DaVita Inc 6.75% 7/15/2033 (m)		470,000	480,849
DaVita Inc 6.875% 9/1/2032 (m)(t)		1,180,000	1,208,423
Gainwell Acquisition Corp 9% 9/1/2031 (m)		405,000	421,859
HCA Inc 3.5% 9/1/2030		8,709,000	8,215,392
HCA Inc 3.625% 3/15/2032		195,000	179,360
HCA Inc 5.45% 9/15/2034		7,000,000	6,951,972
HCA Inc 5.5% 6/1/2033		2,000,000	2,007,144
HCA Inc 5.625% 9/1/2028		1,054,000	1,066,945
HCA Inc 5.875% 2/1/2029		981,000	999,197
Humana Inc 6.625% 9/15/2056 (c)		1,499,000	1,486,247
Icon Investments Six DAC 5.421% 8/13/2031 (m)		1,590,000	1,581,842
LifePoint Health Inc 10% 6/1/2032 (m)		405,000	392,369
Molina Healthcare Inc 6.25% 1/15/2033 (m)		1,245,000	1,238,410
Molina Healthcare Inc 6.5% 2/15/2031 (m)		385,000	391,149
National Mentor Holdings Inc 10.5% 12/15/2030 (m)(t)		500,000	532,252
Pediatrix Medical Group Inc 5.375% 2/15/2030 (m)		365,000	361,991
Sabra Health Care LP 3.2% 12/1/2031		9,971,000	8,943,123
Surgery Center Holdings Inc 7.25% 4/15/2032 (m)		365,000	367,067
TEAM Services Holding Inc 9% 2/15/2033 (m)(t)		770,000	802,500
Tenet Healthcare Corp 5.125% 11/1/2027		1,555,000	1,554,774
Tenet Healthcare Corp 5.5% 11/15/2032 (m)		555,000	547,652
Tenet Healthcare Corp 6% 11/15/2033 (m)		300,000	300,892
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	318,751
US Acute Care Solutions LLC 9.75% 5/15/2029 (m)		1,346,000	1,319,398
			83,835,950
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (m)		755,000	768,673
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (m)		1,936,000	2,015,347
Elanco Animal Health Inc 6.4% 8/28/2028 (c)		194,000	198,581
Mylan Inc 4.55% 4/15/2028		450,000	446,547
			2,660,475
TOTAL HEALTH CARE			87,653,126
Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (m)		375,000	381,109
Axon Enterprise Inc 6.25% 3/15/2033 (m)		425,000	432,439
Boeing Co 3.5% 3/1/2039		3,000,000	2,380,560
Boeing Co 5.15% 5/1/2030		6,303,000	6,321,222
Boeing Co 5.705% 5/1/2040		720,000	708,193
Boeing Co 5.805% 5/1/2050		1,130,000	1,065,194
Boeing Co 5.93% 5/1/2060		720,000	672,497
Boeing Co 6.259% 5/1/2027		766,000	774,172
Boeing Co 6.298% 5/1/2029		983,000	1,015,598
Boeing Co 6.388% 5/1/2031		5,744,000	6,024,992
Boeing Co 6.528% 5/1/2034		4,796,000	5,116,958
Boeing Co 6.858% 5/1/2054		1,199,000	1,284,414
Boeing Co 7.008% 5/1/2064		1,132,000	1,222,211
BWX Technologies Inc 4.125% 6/30/2028 (m)		380,000	373,845
Carpenter Technology Corp 5.625% 3/1/2034 (m)		505,000	497,449
TransDigm Inc 6% 1/15/2033 (m)		1,282,000	1,283,867
TransDigm Inc 6.125% 7/31/2034 (m)(t)		520,000	514,007
TransDigm Inc 6.25% 1/31/2034 (m)		130,000	131,446
TransDigm Inc 6.375% 5/31/2033 (m)		185,000	185,503
TransDigm Inc 6.75% 1/31/2034 (m)		600,000	609,540
			30,995,216
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (m)		395,000	407,391
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (m)		345,000	353,393
Builders FirstSource Inc 4.25% 2/1/2032 (m)		705,000	648,003
Builders FirstSource Inc 6.75% 5/15/2035 (m)(t)		840,000	839,871
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (m)		265,000	137,800
Carrier Global Corp 5.9% 3/15/2034		223,000	230,052
Cornerstone Building Brands Inc 9.5% 8/15/2029 (m)		165,000	84,416
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (m)		470,000	479,322
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (m)		735,000	757,534
JH North America Holdings Inc 6.125% 7/31/2032 (m)		110,000	110,968
Standard Building Solutions Inc 5.875% 3/15/2034 (m)		370,000	358,169
Standard Building Solutions Inc 6.25% 8/1/2033 (m)		730,000	724,593
Standard Building Solutions Inc 6.5% 8/15/2032 (m)		315,000	316,658
			5,040,779
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (m)		370,000	361,934
Artera Services LLC 8.5% 2/15/2031 (m)		2,055,000	1,760,592
Brand Industrial Services Inc 10.375% 8/1/2030 (m)		380,000	332,575
CoreCivic Inc 8.25% 4/15/2029		175,000	181,645
GEO Group Inc/The 10.25% 4/15/2031		365,000	392,710
GEO Group Inc/The 8.625% 4/15/2029		375,000	389,912
Neptune Bidco US Inc 9.5% 2/15/2033 (m)		465,000	477,435
OT Midco Inc 10% 2/15/2030 (m)		570,000	171,000
Reworld Holding Corp 4.875% 12/1/2029 (m)		195,000	188,001
Williams Scotsman Inc 6.625% 4/15/2030 (m)		230,000	234,882
Williams Scotsman Inc 6.625% 6/15/2029 (m)		315,000	320,590
			4,811,276
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (m)		700,000	697,618
Amsted Industries Inc 6.375% 3/15/2033 (m)		190,000	192,343
Granite Construction Inc 6.375% 6/15/2034 (m)		260,000	261,958
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (m)		865,000	860,682
			2,012,601
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (m)		380,000	373,668
WESCO Distribution Inc 5.5% 4/15/2034 (m)		570,000	554,554
WESCO Distribution Inc 6.375% 3/15/2033 (m)		180,000	182,774
			1,110,996
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (m)		115,000	116,558
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (m)		285,000	290,536
Genesee & Wyoming Inc 6.25% 4/15/2032 (m)		395,000	397,921
Uber Technologies Inc 4.15% 1/15/2031		2,993,000	2,887,632
Uber Technologies Inc 4.8% 9/15/2035		2,361,000	2,235,844
			5,928,491
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (m)		405,000	403,648
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (m)		265,000	273,757
			677,405
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (m)		380,000	377,331
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(m)		727,293	780,642
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (m)		380,000	384,522
			1,542,495
Passenger Airlines - 0.0%
Allegiant Travel Co 7.125% 7/1/2031 (m)		585,000	590,338
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (m)		623,000	534,972
United Airlines Holdings Inc 4.875% 3/1/2029		570,000	561,631
United Airlines Holdings Inc 5.375% 3/1/2031		380,000	376,354
			2,063,295
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (m)		550,000	557,355
Paychex Inc 5.1% 4/15/2030		525,000	525,200
Paychex Inc 5.35% 4/15/2032		731,000	730,348
Paychex Inc 5.6% 4/15/2035		571,000	566,697
Verisk Analytics Inc 4.45% 3/15/2031		881,000	852,914
			3,232,514
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (m)		220,000	225,523
FTAI Aviation Investors LLC 7.875% 12/1/2030 (m)		245,000	255,774
Herc Holdings Inc 5.75% 3/15/2031 (m)		245,000	244,418
Herc Holdings Inc 6% 3/15/2034 (m)		225,000	221,874
Herc Holdings Inc 7% 6/15/2030 (m)		655,000	677,568
Herc Holdings Inc 7.25% 6/15/2033 (m)		445,000	460,190
QXO Building Products Inc 6.5% 7/15/2031 (m)		255,000	257,879
QXO Building Products Inc 6.75% 4/30/2032 (m)		1,155,000	1,181,362
QXO Building Products Inc 6.875% 7/15/2034 (m)		265,000	268,151
Sumisho Air Lease Corp 4.4% 3/24/2028 (m)		2,500,000	2,484,506
Sumisho Air Lease Corp 4.5% 3/24/2029 (m)		2,475,000	2,443,572
Sumisho Air Lease Corp 4.85% 3/24/2031 (m)		3,104,000	3,037,195
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (m)		70,000	71,211
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (m)		175,000	183,843
			12,013,066
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (m)		175,000	179,758
Carrix Inc 6.125% 8/1/2033 (m)		710,000	709,393
			889,151
TOTAL INDUSTRIALS			70,724,676
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	270,000	311,906
Coherent Corp 5% 12/15/2029 (m)		285,000	281,262
Dell International LLC / EMC Corp 4.5% 2/15/2031		6,078,000	5,924,027
Dell International LLC / EMC Corp 4.75% 10/6/2032		7,051,000	6,843,280
Dell International LLC / EMC Corp 5% 2/15/2034		4,211,000	4,079,189
Dell International LLC / EMC Corp 5.1% 2/15/2036		7,420,000	7,131,950
Dell International LLC / EMC Corp 5.25% 2/15/2037		5,374,000	5,163,538
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	432,932
Sensata Technologies Inc 6.625% 7/15/2032 (m)(t)		370,000	378,861
			30,546,945
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (m)		596,000	565,247
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (m)		505,000	480,783
CoreWeave Inc 9% 2/1/2031 (m)		2,034,000	1,824,480
CoreWeave Inc 9.25% 6/1/2030 (m)		594,000	551,627
CoreWeave Inc 9.625% 7/15/2032 (m)		275,000	242,638
CoreWeave Inc 9.75% 10/1/2031 (m)		1,000,000	894,224
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (m)(t)		206,000	195,301
			4,754,300
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 5.875% 10/1/2033 (m)(t)		180,000	176,884
Broadcom Inc 1.95% 2/15/2028		351,000	337,808
Broadcom Inc 2.45% 2/15/2031		8,421,000	7,482,264
Broadcom Inc 2.6% 2/15/2033		17,032,000	14,281,887
Broadcom Inc 3.187% 11/15/2036		813,000	641,256
Broadcom Inc 3.419% 4/15/2033		269,000	235,878
Entegris Inc 3.625% 5/1/2029 (m)(t)		1,475,000	1,415,457
Entegris Inc 4.375% 4/15/2028 (m)		55,000	54,340
Entegris Inc 4.75% 4/15/2029 (m)		80,000	78,789
Entegris Inc 5.95% 6/15/2030 (m)		185,000	186,673
ON Semiconductor Corp 3.875% 9/1/2028 (m)		270,000	263,531
Skyworks Solutions Inc 5% 8/10/2028		194,000	193,889
Skyworks Solutions Inc 5.75% 1/10/2032		194,000	192,577
Skyworks Solutions Inc 6.25% 8/10/2036		194,000	190,125
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		966,922	821,884
			26,553,242
Software - 0.2%
Cloud Software Group LLC 9% 9/30/2029 (m)		1,227,000	1,230,223
Fiserv Funding ULC 3.5% 6/15/2032	EUR	353,000	389,651
Oracle Corp 3.6% 4/1/2040		2,748,000	1,904,653
Oracle Corp 4.45% 9/26/2030		2,312,000	2,188,549
Oracle Corp 4.8% 9/26/2032		3,856,000	3,565,218
Oracle Corp 5.2% 9/26/2035		3,510,000	3,148,820
Oracle Corp 5.35% 5/4/2033		390,000	367,485
Oracle Corp 5.7% 2/4/2036		189,000	174,757
Oracle Corp 5.875% 9/26/2045		2,165,000	1,785,337
Oracle Corp 5.95% 9/26/2055		2,714,000	2,156,162
Oracle Corp 6.1% 9/26/2065		2,793,000	2,204,818
Oracle Corp 6.55% 2/4/2046		264,000	235,872
			19,351,545
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		310,000	308,003
TOTAL INFORMATION TECHNOLOGY			81,514,035
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(m)		883,570	706,856
Celanese US Holdings LLC 6.75% 4/15/2033		820,000	834,703
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		639,000	663,993
Celanese US Holdings LLC 7.375% 2/15/2034		1,180,000	1,222,414
Celanese US Holdings LLC 7.379% 7/15/2032 (c)		6,000,000	6,283,806
Celanese US Holdings LLC 7.55% 11/15/2030 (c)		1,038,000	1,098,742
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(t)		857,000	915,091
Chemours Co/The 4.625% 11/15/2029 (m)(t)		940,000	888,667
Chemours Co/The 5.75% 11/15/2028 (m)		242,000	240,482
Chemours Co/The 7.875% 3/15/2034 (m)		510,000	498,971
Chemours Co/The 8% 1/15/2033 (m)		450,000	444,169
CompoSecure Holdings LLC 5.625% 2/1/2033 (m)(t)		750,000	726,563
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (m)		403,039	263,288
Mativ Holdings Inc 8% 10/1/2029 (m)		812,000	831,894
Methanex US Operations Inc 6.25% 3/15/2032 (m)(t)		735,000	744,211
Olin Corp 5% 2/1/2030 (t)		1,180,000	1,141,586
Olin Corp 6.625% 4/1/2033 (m)		705,000	691,739
Olympus Water US Holding Corp 6.75% 8/1/2032 (m)		300,000	295,579
Olympus Water US Holding Corp 7.25% 2/15/2033 (m)(t)		920,000	921,079
Perimeter Holdings LLC 6.25% 1/15/2034 (m)		375,000	370,821
Tronox Inc 4.625% 3/15/2029 (m)(t)		910,000	609,829
			20,394,483
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (m)		525,000	527,643
Quikrete Holdings Inc 6.375% 3/1/2032 (m)		1,120,000	1,133,955
Quikrete Holdings Inc 6.75% 3/1/2033 (m)		435,000	441,895
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (m)		445,000	445,266
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (m)		300,000	314,432
			2,863,191
Containers & Packaging - 0.0%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (m)		200,000	200,288
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (m)		470,000	458,935
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (m)(t)		405,000	400,091
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		450,000	450,019
Graphic Packaging International LLC 3.75% 2/1/2030 (m)(t)		430,000	403,852
Graphic Packaging International LLC 6.375% 7/15/2032 (m)		250,000	253,008
			2,166,193
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (m)		835,000	863,617
Alumina Pty Ltd 6.375% 9/15/2032 (m)		705,000	714,771
Cleveland-Cliffs Inc 7.375% 5/1/2033 (m)		195,000	198,900
Commercial Metals Co 3.875% 2/15/2031		380,000	356,789
Commercial Metals Co 5.75% 11/15/2033 (m)		495,000	487,258
Commercial Metals Co 6% 12/15/2035 (m)		495,000	488,808
Kaiser Aluminum Corp 5.875% 3/1/2034 (m)		370,000	362,127
Novelis Corp 3.875% 8/15/2031 (m)(t)		750,000	685,867
Novelis Corp 6.375% 8/15/2033 (m)		195,000	195,475
Novelis Corp 6.875% 1/30/2030 (m)(t)		680,000	698,707
			5,052,319
TOTAL MATERIALS			30,476,186
Real Estate - 1.3%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	399,181
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	253,336
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	148,900
Store Capital LLC 2.75% 11/18/2030		424,000	379,909
Store Capital LLC 4.625% 3/15/2029		315,000	310,930
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (m)		880,000	847,014
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (m)		635,000	627,042
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (m)		630,000	647,338
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (m)		450,000	462,384
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,387,037
VICI Properties LP 4.75% 4/1/2028		983,000	980,137
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,037,692
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,305,970
VICI Properties LP 5.4% 10/15/2031		2,306,000	2,289,029
WP Carey Inc 3.85% 7/15/2029		246,000	238,950
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	115,991
			19,430,840
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	845,975
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	243,129
Healthpeak OP LLC 3.5% 7/15/2029		129,000	123,918
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		230,000	142,694
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		126,000	96,219
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,590,000	1,561,882
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (m)		455,000	461,349
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (m)		486,865	472,329
Omega Healthcare Investors Inc 3.25% 4/15/2033		8,983,000	7,804,982
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,492,112
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,056,781
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,339,099
Ventas Realty LP 3% 1/15/2030		1,531,000	1,433,495
Ventas Realty LP 4% 3/1/2028		218,000	215,546
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,068,874
			25,358,384
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (m)		335,000	330,123
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (m)		335,000	336,845
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (m)		380,000	387,595
			1,054,563
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		368,000	332,081
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	245,000	273,411
			605,492
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		792,000	729,881
Boston Properties LP 4.5% 12/1/2028		605,000	599,924
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,146,081
COPT Defense Properties LP 2% 1/15/2029		1,000,000	934,682
COPT Defense Properties LP 2.75% 4/15/2031		4,235,000	3,798,371
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,214,573
COPT Defense Properties LP 4.5% 10/15/2030		616,000	600,278
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,396,197
			13,419,987
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	190,979
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (m)		70,000	70,364
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (m)		395,000	390,458
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (m)		415,000	444,648
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	412,695
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	244,856
Brandywine Operating Partnership LP 7.55% 3/15/2028		1,289,000	1,323,853
CBRE Services Inc 2.5% 4/1/2031		1,070,000	952,089
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,582,666
Extra Space Storage LP 5.4% 2/1/2034		260,000	257,810
Forestar Group Inc 6.5% 3/15/2033 (m)(t)		540,000	543,015
Howard Hughes Corp/The 4.375% 2/1/2031 (m)(t)		535,000	505,105
Kennedy-Wilson Inc 7% 6/1/2031 (m)		1,090,000	1,115,341
Kennedy-Wilson Inc 7.25% 6/1/2033 (m)		1,180,000	1,201,682
Tanger Properties LP 2.75% 9/1/2031		897,000	796,477
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,775,000
			16,807,038
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	133,823
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,361,739
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	383,813
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		3,126,000	2,934,154
Sun Communities Operating LP 2.3% 11/1/2028		341,000	322,994
Sun Communities Operating LP 2.7% 7/15/2031		880,000	781,331
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,739,182
			13,657,036
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,013,675
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,958,418
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	2,995,336
Kite Realty Group Trust 4.75% 9/15/2030		79,000	77,958
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		1,813,000	1,737,776
Realty Income Corp 2.2% 6/15/2028		172,000	164,736
Realty Income Corp 2.85% 12/15/2032		211,000	184,572
Realty Income Corp 3.25% 1/15/2031		213,000	198,091
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	339,837
Realty Income Corp 3.4% 1/15/2028		320,000	314,856
Simon Property Group LP 2.45% 9/13/2029		333,000	311,106
			9,296,361
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	455,057
American Tower Corp 5.45% 2/15/2034		160,000	159,325
Iron Mountain Inc 6.25% 1/15/2033 (m)		175,000	176,384
Millrose Properties Inc 6.25% 9/15/2032 (m)		200,000	200,669
Millrose Properties Inc 6.375% 8/1/2030 (m)		241,000	244,352
			1,235,787
TOTAL REAL ESTATE			100,865,488
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036		1,318,000	1,269,930
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,308,102
Clearway Energy Operating LLC 3.75% 2/15/2031 (m)		640,000	590,189
Clearway Energy Operating LLC 4.75% 3/15/2028 (m)		95,000	94,150
Clearway Energy Operating LLC 5.75% 1/15/2034 (m)		340,000	328,622
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,044,703
Duke Energy Corp 2.45% 6/1/2030		565,000	515,073
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	394,567
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,745,361
Duquesne Light Holdings Inc 2.532% 10/1/2030 (m)		276,000	247,187
Duquesne Light Holdings Inc 2.775% 1/7/2032 (m)		1,435,000	1,255,851
Edison International 4.8% 3/15/2031		273,000	261,028
Edison International 6.25% 3/15/2030		89,000	89,829
Edison International 7.875% 6/15/2054 (c)		369,000	373,838
Edison International 8.125% 6/15/2053 (c)		305,000	309,779
Exelon Corp 3.35% 3/15/2032		389,000	355,267
Exelon Corp 4.05% 4/15/2030		7,865,000	7,614,506
Hawaiian Electric Co Inc 6% 10/1/2033 (m)		404,000	398,601
NRG Energy Inc 5.25% 6/15/2029 (m)		1,215,000	1,206,366
NRG Energy Inc 5.75% 1/15/2028		810,000	810,086
NRG Energy Inc 5.75% 1/15/2034 (m)		555,000	540,252
NRG Energy Inc 5.875% 5/15/2034 (m)		210,000	204,756
NRG Energy Inc 6% 1/15/2036 (m)		555,000	539,767
NRG Energy Inc 6% 2/1/2033 (m)		345,000	343,397
NRG Energy Inc 6.125% 5/15/2036 (m)(t)		225,000	220,454
NRG Energy Inc 6.25% 11/1/2034 (m)		290,000	289,168
Pacific Gas and Electric Co 6% 5/1/2056		180,000	164,125
PacifiCorp 7.375% 9/15/2055 (c)		461,000	461,177
PG&E Corp 5% 7/1/2028		675,000	664,875
PG&E Corp 5.25% 7/1/2030		1,115,000	1,084,952
PG&E Corp 6.85% 9/15/2056 (c)		633,000	620,276
PG&E Corp 7.375% 3/15/2055 (c)		669,000	672,356
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		761,000	757,802
Southern Co/The 1.875% 9/15/2081 (c)	EUR	437,000	498,781
Southern Co/The 4.85% 3/15/2035		5,000,000	4,763,863
Southwestern Electric Power Co 5.2% 4/1/2036		2,130,000	2,056,679
Southwestern Electric Power Co 5.3% 4/1/2033		2,575,000	2,556,077
Vistra Operations Co LLC 4.55% 10/30/2028 (m)		950,000	939,586
Vistra Operations Co LLC 5% 4/30/2031 (m)		2,334,000	2,288,204
Vistra Operations Co LLC 5% 7/31/2027 (m)		1,440,000	1,438,715
Vistra Operations Co LLC 5.25% 4/30/2033 (m)		2,475,000	2,412,988
Vistra Operations Co LLC 5.55% 4/30/2036 (m)		4,472,000	4,339,110
Vistra Operations Co LLC 7.75% 10/15/2031 (m)		315,000	328,060
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (m)(t)		250,000	258,428
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (m)(t)		800,000	847,386
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (m)		470,000	500,521
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (m)		575,000	616,110
			56,620,900
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		5,111,000	4,509,330
AES Corp/The 3.95% 7/15/2030 (m)		8,288,000	7,873,394
AES Corp/The 5.2% 7/15/2029		935,000	935,200
AES Corp/The 6.95% 7/15/2055 (c)		400,000	394,440
Alpha Generation LLC 6.25% 1/15/2034 (m)		370,000	362,567
Alpha Generation LLC 6.75% 10/15/2032 (m)		186,000	187,443
Sunnova Energy Corp 5.875% (i)(j)(m)		860,000	2,149
Talen Energy Supply LLC 6.25% 2/1/2034 (m)		555,000	545,043
Talen Energy Supply LLC 6.5% 2/1/2036 (m)		555,000	544,721
			15,354,287
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,615,115
NiSource Inc 3.6% 5/1/2030		4,000,000	3,819,177
NiSource Inc 5.35% 4/1/2034		3,000,000	2,984,317
Puget Energy Inc 4.1% 6/15/2030		683,000	654,691
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,258,543
			10,331,843
TOTAL UTILITIES			82,307,030
TOTAL UNITED STATES			1,362,829,270
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (m)		260,000	265,650
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (m)		270,000	278,357
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (m)		200,000	209,691
Navoiyuran State Enterprise 6.7% 7/2/2030 (m)		200,000	202,750

TOTAL UZBEKISTAN			956,448
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (i)(m)		51,667	26,867
Petroleos de Venezuela SA 5.375% (i)(n)		200,000	78,000
Petroleos de Venezuela SA 5.5% (i)(n)		15,000	5,850
Petroleos de Venezuela SA 6% (i)(m)		480,000	191,760
Petroleos de Venezuela SA 6% (i)(m)		385,000	153,182
Petroleos de Venezuela SA 9.75% (i)(m)		50,000	24,000

TOTAL VENEZUELA			479,659
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (m)		171,421	168,377
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (m)		365,000	355,359
First Quantum Minerals Ltd 7.25% 2/15/2034 (m)		425,000	435,094
First Quantum Minerals Ltd 8% 3/1/2033 (m)		340,000	353,362
First Quantum Minerals Ltd 8.625% 6/1/2031 (m)		255,000	264,353

TOTAL ZAMBIA			1,408,168
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,810,238,238)			1,796,854,033

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (l) (Cost $330,487)	3,815	369,979

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(s)		360,000	327,619
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(m)(s)		250,000	271,659
Banco de Credito e Inversiones SA 8.75% (c)(m)(s)		115,000	122,864
Banco del Estado de Chile 7.95% (c)(m)(s)		105,000	112,347

TOTAL CHILE			506,870
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(n)(s)	EUR	231,000	247,045
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(n)(s)	EUR	208,000	222,257
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (c)(m)(s)		575,000	583,185
BNP Paribas SA 7.45% (c)(m)(s)		375,000	384,454

TOTAL FRANCE			967,639
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(n)(s)	EUR	600,000	683,987
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(m)(s)		535,000	543,191
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(m)(s)		200,000	204,796
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(m)		110,000	108,560
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(m)		220,000	240,230
TOTAL FINANCIALS			1,096,777
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 7.2% (c)(m)(s)		645,000	688,466
TOTAL MEXICO			1,785,243
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(m)(s)		240,000	239,093
OCP SA 7.3682% (c)(m)(s)		200,000	199,405

TOTAL MOROCCO			438,498
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Saudi National Bank/The 6.15% (c)(n)(s)		200,000	197,870
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(i)(n)(s)	EUR	310,000	262,247
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(n)(s)		215,000	216,391
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(n)(s)	GBP	270,000	384,356
HSBC Holdings PLC 6.75% (c)(s)		310,000	320,096
HSBC Holdings PLC 7% (c)(s)		200,000	207,149
TOTAL FINANCIALS			911,601
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 8.144% (c)(n)(s)	GBP	202,000	190,838
TOTAL UNITED KINGDOM			1,102,439
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(s)		808,000	815,073
Energy Transfer LP Series G, 7.125% (c)(s)		40,000	41,891
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (b)(c)(s)		988,000	993,750
Sunoco LP 7.875% (c)(m)(s)		660,000	704,118
TOTAL ENERGY			2,554,832
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 6.25% (c)(s)		365,000	367,759
BW Real Estate Inc 9.5% (c)(m)(s)		1,133,000	1,158,527
Citigroup Inc 6.5% (c)(s)(t)		190,000	191,652
Citigroup Inc 6.625% (c)(s)		555,000	564,590
JPMorgan Chase & Co 6.1% (c)(s)		960,000	971,294
Truist Financial Corp 6.25% (c)(s)		479,000	481,903
Wells Fargo & Co 6.125% (c)(s)		570,000	572,280
Wells Fargo & Co 6.55% (c)(s)		585,000	586,584
			4,894,589
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(s)		1,078,000	1,047,924
Ally Financial Inc 7.1% (c)(s)		515,000	522,633
			1,570,557
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(j)(s)		169,668	171,591
TOTAL FINANCIALS			6,636,737
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(s)		1,516,000	1,513,914
Sumisho Air Lease Corp 8.256% (c)(s)		466,000	475,319
TOTAL INDUSTRIALS			1,989,233
TOTAL UNITED STATES			11,180,802
TOTAL PREFERRED SECURITIES (Cost $17,381,285)			18,138,907

U.S. Government Agency - Mortgage Securities - 19.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.4%
Fannie Mae 2% 11/1/2051	2,997,874	2,369,773
Fannie Mae 2% 2/1/2052	696,722	556,627
Fannie Mae 2% 3/1/2052	2,952,910	2,331,462
Fannie Mae 2.5% 4/1/2052	750,440	623,830
Fannie Mae 2.5% 5/1/2052	3,493,399	2,900,738
Fannie Mae 2.5% 6/1/2052	2,651,676	2,211,759
Fannie Mae 3% 12/1/2051	11,065,349	9,547,389
Fannie Mae 3% 6/1/2052	1,465,068	1,273,244
Fannie Mae 3.5% 12/1/2036	12,881	12,372
Fannie Mae 3.5% 5/1/2036	9,874	9,501
Fannie Mae 5.5% 2/1/2055	2,366,843	2,368,984
Fannie Mae 7% 8/1/2054	22,838	24,196
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.056% 10/1/2035 (b)(c)	2,370	2,420
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	546	560
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	749	768
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	159	162
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	594	609
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	4,601	4,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	690	714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	907	940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (b)(c)	678	695
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	133	137
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6346%, 5.878% 4/1/2044 (b)(c)	1,151	1,195
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	1,082	1,113
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	1,922	1,964
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.055% 7/1/2043 (b)(c)	6,904	7,176
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	895	922
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6915%, 5.974% 2/1/2037 (b)(c)	10,177	10,511
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (b)(c)	3,898	4,053
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (b)(c)	3,981	4,140
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	1,700	1,748
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (b)(c)	1,917	1,997
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	19,560	20,424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (b)(c)	1,298	1,352
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (b)(c)	18,699	19,508
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	388	404
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	9,056	9,455
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (b)(c)	2,638	2,751
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,094	2,185
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	780	814
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	7,819	8,082
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	4,466	4,569
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (b)(c)	1,629	1,694
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1336%, 6.116% 7/1/2036 (b)(c)	644	659
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	360	370
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	778	803
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	492	505
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (b)(c)	228	234
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	518,190	461,224
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	578,994	484,627
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,282,350	961,225
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	186,830	166,291
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	182,105	162,086
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	10,707	9,530
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	45,648	38,270
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,050,435	871,496
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	195,125	173,674
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,126	9,903
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	306,737	272,729
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,172,566	1,819,922
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	48,925	40,917
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,040,746	780,123
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	50,096	41,867
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,279,994	2,010,824
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	24,032	21,405
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	733,623	653,662
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,416,848	2,700,966
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	94,912	75,916
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	943,947	806,025
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	381,366	326,112
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	846,214	669,448
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	235,460	188,776
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	34,459	27,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	596,388	476,467
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	200,644	159,797
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	87,502	69,935
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,931	17,267
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,875,309	1,617,840
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	413,916	353,951
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	329,684	281,861
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	199,932	158,730
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	190,110	151,764
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	189,778	151,143
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	120,144	95,685
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,110	14,298
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	367,511	333,904
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	19,357	17,521
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	630,939	570,285
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,615,220	1,391,180
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	284,814	245,532
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	84,119	72,756
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	223,305	176,519
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	18,507	14,641
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	232,376	184,633
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	164,934	131,770
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	159,824	127,287
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	104,097	102,528
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	25,798	23,447
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	23,306	21,066
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	17,434	15,867
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	17,235	15,691
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	8,818	8,039
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,047,549	4,305,302
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	42,347	33,845
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	30,786	24,605
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	14,906	11,783
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	520,952	415,875
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	276,973	218,684
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	22,365	20,257
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	601,086	479,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	203,858	162,740
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	178,742	142,857
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	132,772	106,241
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,624	33,229
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	32,367	25,838
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,008	20,762
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	15,725	12,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,631,435	4,469,162
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,172,618	2,532,693
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,978,488	2,370,272
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,310,046	1,849,879
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,655,769	1,316,622
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	746,223	596,174
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	473,930	378,781
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	473,355	373,736
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	408,982	326,489
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	92,878	73,767
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	969,061	875,902
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	385,958	331,746
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	84,840	73,260
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	3,896,318	3,078,762
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	25,829	23,515
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,112,982	2,681,410
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	91,680	73,188
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	2,940,088	2,675,824
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	29,713	27,024
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	60,667	52,377
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	337,429	266,943
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	275,026	235,841
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	8,938,880	7,071,635
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	181,452	144,796
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	105,327	84,346
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,210,292	1,748,583
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	88,856	70,295
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,568	26,766
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,535	24,147
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,343	16,094
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,063,169	6,103,966
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,075,689	3,478,786
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	25,723	20,350
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	123,503	97,396
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	17,824	14,056
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	232,714	183,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	88,034	84,171
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	5,272	5,003
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	42,346	36,745
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	12,450	10,768
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	5,409,841	4,471,766
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,489,973	1,247,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	273,512	226,769
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,026,938	6,660,138
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	966,913	804,386
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	248,460	207,240
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	98,330	81,464
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	1,567,336	1,294,578
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	87,717	83,924
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	12,464	11,941
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,335	3,195
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	268,764	236,722
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	649,380	542,256
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	372,130	308,997
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	38,975	38,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	55,661	53,289
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	3,888	3,723
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	73,657	69,989
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	18,786	17,851
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	226,006	200,574
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	137,467	120,816
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	47,298	41,553
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,778,429	1,469,491
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,369,338	1,143,446
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	993,337	826,368
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	705,470	585,345
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	542,732	450,657
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	155,209	148,398
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	133,327	126,602
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,883	2,738
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,347,234	1,285,189
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	1,333,760	1,107,069
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	659,086	546,859
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	244,053	203,031
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	46,540	44,556
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	33,087	30,700
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	137,822	121,886
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	24,491	21,209
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,583	15,396
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,799,028	3,193,695
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	508,309	471,630
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	448,099	415,764
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	44,151	39,304
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	75,769	67,577
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,804,606	3,152,015
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	685,841	571,630
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,216,615	2,689,005
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,160,695	965,595
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	551,611	530,037
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	83,026	79,433
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	284,814	260,386
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	130,667	115,449
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	2,967,958	2,602,403
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	18,445	15,975
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,498,301	5,406,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,989,812	2,487,257
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,441,952	2,041,407
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,689,589	1,411,924
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,234,099	1,024,732
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,146,893	958,414
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	282,205	235,034
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	708,101	680,400
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	681,291	653,677
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	614,480	589,573
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	608,746	584,487
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	590,367	566,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	501,325	481,685
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	12,202	11,733
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	31,458	27,982
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	89,838	79,407
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	78,104	68,936
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	67,665	60,167
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	39,794	35,060
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	13,450	11,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,756,020	2,298,792
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,414,359	2,005,514
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,380,330	1,985,430
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,409,285	1,167,555
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,055	16,615
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,675,277	5,561,580
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,576,184	2,141,546
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	803,664	667,572
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	185,232	153,981
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	875,868	840,380
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	560,151	536,987
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	522,600	501,772
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,219,688	1,017,339
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	253,727	225,310
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	285,721	251,642
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	91,728	80,940
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	71,602	63,344
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,255,185	3,590,036
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,023,046	2,520,573
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,490,293	2,076,371
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	834,822	697,889
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	29,766	28,536
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	16,884	16,199
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	3,458	3,273
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	459,243	404,541
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,883,971	1,559,054
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,516,670	1,255,099
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,471,445	1,217,674
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	31,816	30,460
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	7,059,047	6,337,696
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	9,993	9,445
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,162	55,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,330	11,997
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,842	7,998
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,397	6,648
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,790	6,121
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,351	5,725
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,666	3,328
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	74,480	66,763
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	350,483	301,856
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	28,571	24,446
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	16,644	14,899
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,688	5,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	565,224	497,047
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	24,356	21,296
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,411,225	2,083,464
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	992,320	850,610
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,385	3,251
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	56,260	54,650
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	22,454	20,602
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	30,966	27,978
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	30,912	27,714
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	702,276	617,568
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	688,080	605,085
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	33,084	29,692
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	68,805	59,302
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,777,597	4,156,538
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	660,304	570,960
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	423,813	366,468
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	257,561	222,550
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,294	15,887
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,907	12,946
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	159,947	154,825
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	49,006	47,413
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	24,434	23,298
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,019	15,384
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,662	8,656
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,008	6,306
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,192	3,782
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,747	2,464
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	634,984	546,884
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,082,384	927,813
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	185,160	160,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	144,324	124,706
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	92,793	90,728
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	39,398	38,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	46,403	41,699
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	33,987	30,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,222	23,656
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	20,375	18,334
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,270	14,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,928	8,025
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,207	7,407
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,749	6,951
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,900	4,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	184,807	165,530
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	178,371	159,565
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	26,335	23,587
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	291,350	252,657
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	479,573	413,185
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	423,542	364,911
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,939	33,354
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	6,576	6,330
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,317	12,916
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	246,953	217,166
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,455,398	7,417,020
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	342,351	294,922
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	73,021	63,323
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,943,163	1,687,528
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,402,396	1,209,575
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,411,916	1,209,403
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	57,487	51,499
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,221	8,293
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	43,394	38,346
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	49,527	44,266
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	250,671	224,713
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	230,905	207,358
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	189,065	163,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	36,879	31,819
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,819,805	3,295,798
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,641,960	1,428,515
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	954,974	825,462
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	82,944	74,339
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,683	41,000
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,031	33,304
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,743	5,171
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,102	5,401
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	227,508	200,982
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	69,563	60,324
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	36,031	32,385
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,901,663	1,644,950
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	112,542	109,713
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	48,510	44,508
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	8,912	8,054
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	76,454	68,483
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	372,164	327,438
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	112,128	100,334
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,286,294	1,981,230
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	470,875	408,045
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	87,060	83,813
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	62,316	55,793
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	21,849	19,588
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,921	9,783
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,569	11,109
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	10,921	9,657
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,331	3,807
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	163,550	143,704
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	6,745,037	5,826,066
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	254,279	219,953
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,690	9,333
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,956	7,655
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	248,076	240,008
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,386	26,434
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	388,775	339,937
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	135,600	119,202
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	109,140	97,844
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	19,884	17,175
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	7,720	7,158
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	23,634	21,856
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	196,433	178,271
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	953,256	865,418
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	109,936	99,256
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,023,310	5,559,018
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	323,629	289,005
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	135,694	121,621
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	59,526	55,051
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	19,651	18,180
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,290	12,357
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,635	5,215
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,413	3,158
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	25,338	23,161
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	867,469	788,078
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	64,983	58,711
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	10,259,877	9,333,715
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,284	5,800
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	3,169	2,919
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,993,852	8,217,559
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,184,604	1,075,078
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	211,191	192,395
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	37,115	33,184
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,158	3,854
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,802,061	1,662,126
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	66,283	60,155
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	32,313	29,325
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	53,415	48,309
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	45,275	40,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	105,540	100,343
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,620	9,768
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	236,328	211,671
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	11,704	10,796
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	11,702	10,762
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	225,474	201,456
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	3,925	3,635
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	27,984	25,786
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	22,222	20,462
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	46,282	42,188
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,578,204	2,394,133
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	418,030	374,024
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	6,694	6,309
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	37,096	34,169
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	24,255	22,350
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	186,046	169,544
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	25,838	23,005
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	193,132	172,801
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	14,102	12,618
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	28,051	25,992
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	23,702	21,833
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	259,517	234,955
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	106,053	96,382
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	64,792	58,850
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,531,856	1,417,103
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	523,033	470,425
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	160,091	152,509
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	20,878	19,322
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,284	7,690
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	29,145	27,007
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,489	4,151
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	32,329	29,350
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,178,405	1,959,295
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,563	12,524
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,781	11,827
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,762	6,248
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	224,335	204,377
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	561,238	509,873
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	21,920	19,613
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	43,094	41,153
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,402	4,199
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,785	1,703
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	63,142	60,249
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,853	4,621
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,234	8,798
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	107,382	99,799
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,367	9,910
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,111	5,820
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,158	2,068
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,087	1,993
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	53,240	50,756
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	36,921	35,193
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,299	2,189
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	15,204	14,501
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	6,102	5,764
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	48,744	45,545
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	65,343	62,411
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,954	11,426
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,789	8,421
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,007	7,637
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,452	7,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,073	6,750
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,835	6,536
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,027	5,759
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,849	5,568
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,216	4,972
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,150	4,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,001	4,766
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,562	4,359
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,510	3,343
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,397	3,234
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,962	2,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,891	2,762
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,377	2,263
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,934	1,862
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	33,192	31,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	18,895	18,010
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	15,491	14,758
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	23,735	22,319
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	146,147	135,826
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,132	18,710
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,241	17,401
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,856	5,574
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,340	5,086
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	2,147	2,046
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,637	3,429
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,322	8,752
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	84,501	78,534
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	35,649	34,042
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,327	5,087
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	43,947	41,851
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,952	2,819
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	868	835
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	38,328	35,995
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	11,651	10,981
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	20,794	19,325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	77,815	72,320
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,180	1,142
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,217	5,927
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,024	1,930
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,186	1,131
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,760	16,892
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	5,977	5,645
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	71,581	67,565
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,467	14,736
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,206	10,678
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,284	5,033
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,175	3,022
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,800	1,713
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,325	5,990
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,459,179	8,918,851
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,614	5,285
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,858	13,938
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	68,146	63,504
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	548,728	507,920
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,287	19,784
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	68,982	64,283
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	6,270	5,984
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	12,263	11,544
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	78,252	73,552
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,152,866	1,064,608
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	68,680	64,792
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	61,063	56,847
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	38,033	35,406
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,269	19,760
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,172	2,058
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	11,144	10,466
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,091	7,635
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,010	7,520
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	169,496	157,792
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	37,187	35,398
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,294	6,943
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,145	2,046
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,561	2,440
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,276,761	4,036,444
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	80,058	74,805
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	108,277	100,630
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,271	9,546
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	192,664	178,998
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,020,395	5,560,444
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	18,411	17,583
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	1,943	1,852
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,327	1,298
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	52,624	51,111
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,450	7,124
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	684	669
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,067	4,950
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	134,521	131,463
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	3,880	3,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,072	6,888
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,252	1,213
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	12,719	12,424
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,560	2,454
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	10,268	10,059
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,204	2,153
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,153	2,107
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	11,819	11,509
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,721	5,501
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,104	11,758
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	73,179	71,532
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	12,343	11,788
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,410	8,986
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,789	5,513
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	17,971	17,449
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,913	3,862
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	61,116	59,754
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,247	5,052
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	5,987	5,738
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,547	10,073
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	66,234	65,335
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	18,495	18,254
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	11,965	11,813
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,425	4,345
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	6,830	6,546
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	7,008	6,693
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	379,460	368,444
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	9,114	8,849
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	18,137	17,879
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	19,691	19,128
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	84,613	81,337
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	174	173
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,683	13,403
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,839	1,801
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	68,223	65,560
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,100	11,571
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,478	2,449
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,368	1,351
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,209	1,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	923	911
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	676	668
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	416	411
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	155	153
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	24,012	23,314
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,885	2,849
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,380	1,362
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,238	1,222
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,069	1,055
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	501	495
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	422	417
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	6,876	6,776
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	2,626	2,591
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	28,952	28,294
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	1,884	1,849
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	12,740	12,183
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	42,748	41,866
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	13,557	13,472
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	453,715	444,331
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	144,464	141,747
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	25,124	24,531
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	18,448	18,399
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	355,594	349,350
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	304,781	299,049
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	189,870	185,943
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	16,572	16,206
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	15,725	15,431
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	256,693	248,806
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	192,607	188,984
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	58,402	58,249
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	10,229	10,199
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	131,417	126,933
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	663,964	641,309
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	300,147	289,906
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	17,555	17,145
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	591,945	571,747
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	198,064	193,076
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	5,165,024	4,988,787
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	49,378	49,248
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	21,233	21,177
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	567,346	555,434
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	158,489	155,905
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	7,395,216	7,142,882
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,173	2,169
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	20,667	20,605
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	10,967,885	10,795,868
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	2,345,831	2,295,845
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	36,026	35,438
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	27,601	27,151
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	21,213	20,853
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	17,733	17,405
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	209,292	204,464
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	148,436	143,673
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,000,001	1,991,660
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	334,253	327,156
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	60,747	59,623
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	19,132	18,718
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	35,936	35,260
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	29,257	28,653
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	17,726	17,581
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	853,903	855,102
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,994,148	4,004,751
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	941,935	947,379
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,530,127	1,538,492
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	7,079,246	7,201,223
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	70,963	70,996
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	482,278	484,613
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	468,993	471,850
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	540,319	540,740
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,069,361	1,071,532
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	489,730	490,724
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	298,075	299,612
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	3,464,484	3,474,763
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	432,487	433,365
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	2,861,132	2,862,469
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	3,877,306	3,888,810
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,002,194	1,007,360
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,194,242	1,201,517
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	649,928	651,044
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (b)(c)	142	145
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	62	63
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	297	303
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	8,438	8,609
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	145	150
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	6,290	6,416
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	10,565	10,800
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	289	296
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,254	5,387
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	5,220	5,355
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,513,531	1,548,999
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	3,715	3,792
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,134	2,181
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	4,779	4,895
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	544,783	559,252
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	8,972	9,168
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	8,932	9,114
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,591	1,627
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	734	749
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	96	98
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,389,194	1,414,437
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	447,620	458,669
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	179,126	183,884
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	62,409	64,106
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,234	2,295
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	2,431	2,479
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	3,663,396	3,756,113
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,595,490	4,703,180
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,620,060	1,665,619
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,394	2,440
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	2,718	2,772
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,810	1,858
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,673,412	1,718,079
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,170,631	1,199,527
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	17,126	17,485
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,640,076	1,667,618
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,168,074	3,234,395
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	6,296	6,457
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,185,085	1,204,986
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,844,289	1,886,931
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,746,921	1,787,858
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	1,135,873	1,160,007
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	965	985
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	27,761	28,372
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,148	3,220
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (f)	513,945	526,952
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	959	981
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	326	333
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	875	898
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	11,828	12,132
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	396,458	406,492
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,865,492	1,902,795
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,236,877	7,426,819
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	6,833,051	6,933,921
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,591,873	2,649,371
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	11,413	11,654
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	572	585
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	72	73
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	13,370	13,630
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,749,171	1,790,161
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	253	256
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,884	2,949
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	400	410
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	416,362	425,208
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	397,560	408,367
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,065,370	2,160,982
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	2,808,738	2,938,983
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	721,924	745,812
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,032	3,126
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	29,303	30,208
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	54,336	56,531
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	61,773	64,543
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	45,077	47,125
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	42,705	44,521
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	315,100	325,409
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	728,201	761,912
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	302,225	312,320
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	598,827	626,221
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	71,262	74,566
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,802	9,074
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,736	1,790
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,660	3,773
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	132,577	138,107
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,202,520	2,313,602
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,721,428	1,800,581
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	595,770	615,857
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	209,904	219,424
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	2,371,271	2,486,418
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	1,896,602	1,988,255
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	237	246
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	27,170	28,009
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	21,257	21,914
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,786	4,934
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	752,491	786,151
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	60,003	62,466
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	3,912	4,011
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	3	3
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	221,551	234,292
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	6	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	458,104	485,380
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,001	12,662
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	93,558	98,646
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	29,254	30,946
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	333,959	353,608
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	301	316
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	162	170
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	375	392
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	71	74
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	301	315
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	103	108
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	76	80
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	17,855	19,013
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	118	124
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	271,627	287,164
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	213,326	226,561
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	474	480
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	296	299
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	30	31
Freddie Mac Gold Pool 1.5% 1/1/2036	347,830	309,592
Freddie Mac Gold Pool 1.5% 1/1/2051	1,266,600	949,419
Freddie Mac Gold Pool 1.5% 10/1/2035	1,096,394	976,893
Freddie Mac Gold Pool 1.5% 11/1/2035	286,672	255,157
Freddie Mac Gold Pool 1.5% 11/1/2035	133,654	118,961
Freddie Mac Gold Pool 1.5% 11/1/2035	18,997	16,909
Freddie Mac Gold Pool 1.5% 12/1/2035	182,099	162,081
Freddie Mac Gold Pool 1.5% 12/1/2040	29,324	24,564
Freddie Mac Gold Pool 1.5% 2/1/2041	2,248,645	1,880,446
Freddie Mac Gold Pool 1.5% 2/1/2051	1,291,691	968,226
Freddie Mac Gold Pool 1.5% 3/1/2041	50,093	41,857
Freddie Mac Gold Pool 1.5% 3/1/2051	1,019,436	764,150
Freddie Mac Gold Pool 1.5% 4/1/2041	1,186,062	990,303
Freddie Mac Gold Pool 1.5% 4/1/2041	776,793	649,269
Freddie Mac Gold Pool 1.5% 4/1/2051	3,620,410	2,713,789
Freddie Mac Gold Pool 1.5% 8/1/2035	232,733	207,367
Freddie Mac Gold Pool 2% 1/1/2051	423,217	334,547
Freddie Mac Gold Pool 2% 1/1/2052	278,281	222,412
Freddie Mac Gold Pool 2% 1/1/2052	185,491	146,048
Freddie Mac Gold Pool 2% 10/1/2041	16,335	13,960
Freddie Mac Gold Pool 2% 10/1/2050	443,858	351,141
Freddie Mac Gold Pool 2% 10/1/2050	19,143	15,144
Freddie Mac Gold Pool 2% 10/1/2051	808,811	642,638
Freddie Mac Gold Pool 2% 10/1/2051	45,138	35,949
Freddie Mac Gold Pool 2% 11/1/2041	140,058	119,709
Freddie Mac Gold Pool 2% 11/1/2050	6,691,575	5,364,869
Freddie Mac Gold Pool 2% 11/1/2050	6,308,901	4,987,091
Freddie Mac Gold Pool 2% 11/1/2050	37,553	29,685
Freddie Mac Gold Pool 2% 11/1/2050	26,241	20,743
Freddie Mac Gold Pool 2% 11/1/2051	1,416,995	1,125,869
Freddie Mac Gold Pool 2% 11/1/2051	637,611	507,807
Freddie Mac Gold Pool 2% 11/1/2051	608,740	482,721
Freddie Mac Gold Pool 2% 11/1/2051	62,973	50,153
Freddie Mac Gold Pool 2% 11/1/2051	35,480	28,257
Freddie Mac Gold Pool 2% 12/1/2051	687,126	548,530
Freddie Mac Gold Pool 2% 12/1/2051	226,624	180,488
Freddie Mac Gold Pool 2% 2/1/2036	34,363	31,145
Freddie Mac Gold Pool 2% 2/1/2036	23,604	21,482
Freddie Mac Gold Pool 2% 2/1/2036	20,881	18,997
Freddie Mac Gold Pool 2% 2/1/2041	173,936	149,627
Freddie Mac Gold Pool 2% 2/1/2051	3,897,906	3,080,017
Freddie Mac Gold Pool 2% 2/1/2051	311,245	243,408
Freddie Mac Gold Pool 2% 2/1/2051	20,618	16,311
Freddie Mac Gold Pool 2% 2/1/2052	1,331,226	1,055,226
Freddie Mac Gold Pool 2% 2/1/2052	575,526	457,103
Freddie Mac Gold Pool 2% 3/1/2036	18,536	16,865
Freddie Mac Gold Pool 2% 3/1/2041	196,298	169,688
Freddie Mac Gold Pool 2% 3/1/2051	5,406,042	4,271,706
Freddie Mac Gold Pool 2% 3/1/2051	2,573,088	2,035,595
Freddie Mac Gold Pool 2% 3/1/2051	397,723	317,501
Freddie Mac Gold Pool 2% 3/1/2051	316,386	252,570
Freddie Mac Gold Pool 2% 3/1/2051	44,255	35,328
Freddie Mac Gold Pool 2% 3/1/2051	26,490	21,172
Freddie Mac Gold Pool 2% 3/1/2052	854,015	667,613
Freddie Mac Gold Pool 2% 4/1/2051	269,507	212,789
Freddie Mac Gold Pool 2% 4/1/2052	3,705,027	2,938,030
Freddie Mac Gold Pool 2% 4/1/2052	53,009	42,217
Freddie Mac Gold Pool 2% 5/1/2036	32,233	29,325
Freddie Mac Gold Pool 2% 5/1/2041	155,854	133,742
Freddie Mac Gold Pool 2% 5/1/2051	6,275,934	4,994,372
Freddie Mac Gold Pool 2% 5/1/2051	3,288,437	2,596,377
Freddie Mac Gold Pool 2% 5/1/2051	2,553,496	2,044,833
Freddie Mac Gold Pool 2% 5/1/2051	75,347	59,631
Freddie Mac Gold Pool 2% 5/1/2051	70,611	56,368
Freddie Mac Gold Pool 2% 6/1/2041	264,384	226,856
Freddie Mac Gold Pool 2% 6/1/2050	21,703,280	17,169,679
Freddie Mac Gold Pool 2% 6/1/2050	567,965	454,824
Freddie Mac Gold Pool 2% 6/1/2051	17,444	13,773
Freddie Mac Gold Pool 2% 6/1/2052	327,474	258,249
Freddie Mac Gold Pool 2% 7/1/2041	999,731	858,812
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2050	163,500	130,931
Freddie Mac Gold Pool 2% 7/1/2050	49,949	39,515
Freddie Mac Gold Pool 2% 7/1/2050	19,664	15,557
Freddie Mac Gold Pool 2% 7/1/2051	666,634	534,881
Freddie Mac Gold Pool 2% 7/1/2051	42,493	33,882
Freddie Mac Gold Pool 2% 8/1/2050	9,810,675	7,761,322
Freddie Mac Gold Pool 2% 8/1/2050	14,644	11,727
Freddie Mac Gold Pool 2% 8/1/2051	416,407	329,424
Freddie Mac Gold Pool 2% 9/1/2050	12,503,318	9,891,498
Freddie Mac Gold Pool 2% 9/1/2050	298,744	238,393
Freddie Mac Gold Pool 2% 9/1/2050	81,836	64,741
Freddie Mac Gold Pool 2% 9/1/2050	14,296	11,309
Freddie Mac Gold Pool 2% 9/1/2051	309,762	246,702
Freddie Mac Gold Pool 2% 9/1/2051	308,332	245,563
Freddie Mac Gold Pool 2% 9/1/2051	51,878	41,317
Freddie Mac Gold Pool 2.5% 1/1/2031	2,894	2,787
Freddie Mac Gold Pool 2.5% 1/1/2041	422,867	374,156
Freddie Mac Gold Pool 2.5% 1/1/2042	216,963	190,414
Freddie Mac Gold Pool 2.5% 1/1/2052	1,101,616	916,446
Freddie Mac Gold Pool 2.5% 1/1/2052	749,445	623,003
Freddie Mac Gold Pool 2.5% 1/1/2052	49,300	41,075
Freddie Mac Gold Pool 2.5% 10/1/2031	15,985	15,344
Freddie Mac Gold Pool 2.5% 10/1/2041	106,809	93,876
Freddie Mac Gold Pool 2.5% 10/1/2051	2,849,060	2,370,164
Freddie Mac Gold Pool 2.5% 11/1/2031	71,595	68,542
Freddie Mac Gold Pool 2.5% 11/1/2032	3,486	3,312
Freddie Mac Gold Pool 2.5% 11/1/2041	1,248,219	1,098,386
Freddie Mac Gold Pool 2.5% 11/1/2041	64,531	56,688
Freddie Mac Gold Pool 2.5% 11/1/2041	59,863	52,689
Freddie Mac Gold Pool 2.5% 11/1/2050	2,943,499	2,465,286
Freddie Mac Gold Pool 2.5% 11/1/2050	794,823	662,712
Freddie Mac Gold Pool 2.5% 12/1/2050	335,755	281,102
Freddie Mac Gold Pool 2.5% 12/1/2051	959,231	794,098
Freddie Mac Gold Pool 2.5% 12/1/2051	505,832	419,700
Freddie Mac Gold Pool 2.5% 2/1/2042	232,756	205,921
Freddie Mac Gold Pool 2.5% 2/1/2050	600,764	498,655
Freddie Mac Gold Pool 2.5% 2/1/2051	7,793,851	6,525,195
Freddie Mac Gold Pool 2.5% 2/1/2051	13,509	11,192
Freddie Mac Gold Pool 2.5% 3/1/2032	958,694	915,998
Freddie Mac Gold Pool 2.5% 3/1/2051	2,070,137	1,715,053
Freddie Mac Gold Pool 2.5% 4/1/2033	22,270	21,133
Freddie Mac Gold Pool 2.5% 4/1/2042	3,289,605	2,883,035
Freddie Mac Gold Pool 2.5% 4/1/2042	44,186	38,799
Freddie Mac Gold Pool 2.5% 4/1/2052	2,199,176	1,826,770
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)	801,024	668,133
Freddie Mac Gold Pool 2.5% 5/1/2041	492,216	438,159
Freddie Mac Gold Pool 2.5% 5/1/2051	331,661	276,638
Freddie Mac Gold Pool 2.5% 6/1/2031	9,921	9,553
Freddie Mac Gold Pool 2.5% 6/1/2031	9,865	9,477
Freddie Mac Gold Pool 2.5% 6/1/2040	38,615	34,469
Freddie Mac Gold Pool 2.5% 6/1/2041	52,209	45,996
Freddie Mac Gold Pool 2.5% 7/1/2031	16,448	15,814
Freddie Mac Gold Pool 2.5% 7/1/2032	309,755	295,077
Freddie Mac Gold Pool 2.5% 7/1/2033	39,923	37,785
Freddie Mac Gold Pool 2.5% 7/1/2050	658,470	549,023
Freddie Mac Gold Pool 2.5% 7/1/2050	77,874	65,247
Freddie Mac Gold Pool 2.5% 7/1/2051	1,280,282	1,071,482
Freddie Mac Gold Pool 2.5% 7/1/2051	486,111	404,401
Freddie Mac Gold Pool 2.5% 8/1/2031	28,112	27,007
Freddie Mac Gold Pool 2.5% 8/1/2041	49,242	43,405
Freddie Mac Gold Pool 2.5% 8/1/2050	1,089,926	911,149
Freddie Mac Gold Pool 2.5% 9/1/2041	107,308	94,991
Freddie Mac Gold Pool 3% 1/1/2043	5,729	5,130
Freddie Mac Gold Pool 3% 1/1/2052	1,234,289	1,064,582
Freddie Mac Gold Pool 3% 1/1/2052	764,781	655,087
Freddie Mac Gold Pool 3% 10/1/2049	1,982,729	1,712,594
Freddie Mac Gold Pool 3% 11/1/2050	47,005	40,513
Freddie Mac Gold Pool 3% 11/1/2051	295,521	253,319
Freddie Mac Gold Pool 3% 12/1/2030	30,151	29,306
Freddie Mac Gold Pool 3% 12/1/2032	26,652	25,798
Freddie Mac Gold Pool 3% 12/1/2032	2,987	2,878
Freddie Mac Gold Pool 3% 12/1/2042	79,195	71,549
Freddie Mac Gold Pool 3% 12/1/2042	7,060	6,379
Freddie Mac Gold Pool 3% 12/1/2042	2,650	2,384
Freddie Mac Gold Pool 3% 12/1/2046	171,484	150,144
Freddie Mac Gold Pool 3% 12/1/2050	380,890	328,282
Freddie Mac Gold Pool 3% 2/1/2033	28,341	27,579
Freddie Mac Gold Pool 3% 2/1/2033	11,444	10,985
Freddie Mac Gold Pool 3% 2/1/2037	22,408	20,851
Freddie Mac Gold Pool 3% 2/1/2043	5,515	4,996
Freddie Mac Gold Pool 3% 2/1/2050	441,094	382,514
Freddie Mac Gold Pool 3% 3/1/2050	3,531,007	3,049,928
Freddie Mac Gold Pool 3% 3/1/2052	681,550	583,368
Freddie Mac Gold Pool 3% 3/1/2052	394,137	337,605
Freddie Mac Gold Pool 3% 4/1/2034	26,760	25,613
Freddie Mac Gold Pool 3% 4/1/2046	8,298	7,307
Freddie Mac Gold Pool 3% 4/1/2046	7,492	6,614
Freddie Mac Gold Pool 3% 4/1/2050	3,626,894	3,129,351
Freddie Mac Gold Pool 3% 4/1/2050	151,035	130,977
Freddie Mac Gold Pool 3% 5/1/2045	3,919	3,471
Freddie Mac Gold Pool 3% 5/1/2046	126,793	111,800
Freddie Mac Gold Pool 3% 5/1/2046	20,168	17,775
Freddie Mac Gold Pool 3% 5/1/2051	286,906	246,472
Freddie Mac Gold Pool 3% 6/1/2031	8,989	8,727
Freddie Mac Gold Pool 3% 6/1/2031	3,566	3,464
Freddie Mac Gold Pool 3% 6/1/2046	129,517	113,981
Freddie Mac Gold Pool 3% 6/1/2050	70,995	61,721
Freddie Mac Gold Pool 3% 6/1/2052	1,266,792	1,085,094
Freddie Mac Gold Pool 3% 6/1/2052	1,144,308	989,118
Freddie Mac Gold Pool 3% 7/1/2045	8,279	7,346
Freddie Mac Gold Pool 3% 8/1/2052	934,488	811,550
Freddie Mac Gold Pool 3% 8/1/2052	758,693	658,882
Freddie Mac Gold Pool 3% 9/1/2049	10,164	8,862
Freddie Mac Gold Pool 3% 9/1/2051	265,542	227,621
Freddie Mac Gold Pool 3.5% 1/1/2046	16,073	14,660
Freddie Mac Gold Pool 3.5% 1/1/2046	5,310	4,860
Freddie Mac Gold Pool 3.5% 1/1/2048	836,557	755,289
Freddie Mac Gold Pool 3.5% 1/1/2048	7,238	6,571
Freddie Mac Gold Pool 3.5% 10/1/2040	6,448	5,992
Freddie Mac Gold Pool 3.5% 10/1/2047	24,435	22,198
Freddie Mac Gold Pool 3.5% 10/1/2051	178,147	159,783
Freddie Mac Gold Pool 3.5% 11/1/2033	45,325	43,125
Freddie Mac Gold Pool 3.5% 11/1/2040	13,376	12,467
Freddie Mac Gold Pool 3.5% 11/1/2047	203,440	184,821
Freddie Mac Gold Pool 3.5% 11/1/2047	23,016	20,938
Freddie Mac Gold Pool 3.5% 11/1/2047	8,651	7,827
Freddie Mac Gold Pool 3.5% 12/1/2033	18,291	17,693
Freddie Mac Gold Pool 3.5% 12/1/2040	12,783	11,906
Freddie Mac Gold Pool 3.5% 12/1/2046	30,346	27,578
Freddie Mac Gold Pool 3.5% 12/1/2047	47,500	43,123
Freddie Mac Gold Pool 3.5% 12/1/2047	34,127	30,854
Freddie Mac Gold Pool 3.5% 2/1/2034	192,431	186,220
Freddie Mac Gold Pool 3.5% 2/1/2043	788,394	729,562
Freddie Mac Gold Pool 3.5% 2/1/2043	17,192	15,957
Freddie Mac Gold Pool 3.5% 2/1/2043	6,412	5,972
Freddie Mac Gold Pool 3.5% 2/1/2048	104,606	94,572
Freddie Mac Gold Pool 3.5% 2/1/2048	17,855	16,142
Freddie Mac Gold Pool 3.5% 2/1/2052	246,038	220,522
Freddie Mac Gold Pool 3.5% 2/1/2052	63,509	56,754
Freddie Mac Gold Pool 3.5% 3/1/2032	107,891	105,135
Freddie Mac Gold Pool 3.5% 3/1/2045	40,773	37,404
Freddie Mac Gold Pool 3.5% 3/1/2045	11,270	10,366
Freddie Mac Gold Pool 3.5% 3/1/2045	8,945	8,213
Freddie Mac Gold Pool 3.5% 3/1/2046	161,435	148,110
Freddie Mac Gold Pool 3.5% 3/1/2048	41,094	37,152
Freddie Mac Gold Pool 3.5% 3/1/2052	212,839	190,593
Freddie Mac Gold Pool 3.5% 3/1/2052	94,055	84,271
Freddie Mac Gold Pool 3.5% 4/1/2040	15,871	14,805
Freddie Mac Gold Pool 3.5% 4/1/2042	140,137	130,598
Freddie Mac Gold Pool 3.5% 4/1/2043	20,231	18,699
Freddie Mac Gold Pool 3.5% 4/1/2043	7,982	7,374
Freddie Mac Gold Pool 3.5% 4/1/2046	37,257	33,973
Freddie Mac Gold Pool 3.5% 4/1/2046	31,138	28,486
Freddie Mac Gold Pool 3.5% 4/1/2047	14,933	13,511
Freddie Mac Gold Pool 3.5% 4/1/2052	223,681	201,602
Freddie Mac Gold Pool 3.5% 5/1/2034	21,685	20,921
Freddie Mac Gold Pool 3.5% 5/1/2040	29,016	27,089
Freddie Mac Gold Pool 3.5% 5/1/2040	5,377	5,016
Freddie Mac Gold Pool 3.5% 5/1/2045	73,592	67,379
Freddie Mac Gold Pool 3.5% 5/1/2046	310,446	284,132
Freddie Mac Gold Pool 3.5% 6/1/2032	78,796	76,663
Freddie Mac Gold Pool 3.5% 6/1/2040	24,723	23,097
Freddie Mac Gold Pool 3.5% 6/1/2045	157,035	144,185
Freddie Mac Gold Pool 3.5% 6/1/2045	86,797	79,560
Freddie Mac Gold Pool 3.5% 6/1/2045	14,344	13,171
Freddie Mac Gold Pool 3.5% 6/1/2045	8,622	7,925
Freddie Mac Gold Pool 3.5% 6/1/2046	22,859	20,780
Freddie Mac Gold Pool 3.5% 6/1/2047	119,621	108,075
Freddie Mac Gold Pool 3.5% 7/1/2032	113,736	110,702
Freddie Mac Gold Pool 3.5% 7/1/2040	2,561	2,385
Freddie Mac Gold Pool 3.5% 7/1/2042	481,051	445,356
Freddie Mac Gold Pool 3.5% 7/1/2047	479,891	436,421
Freddie Mac Gold Pool 3.5% 7/1/2048	1,863,202	1,683,365
Freddie Mac Gold Pool 3.5% 8/1/2034	36,658	35,355
Freddie Mac Gold Pool 3.5% 8/1/2040	17,102	15,957
Freddie Mac Gold Pool 3.5% 8/1/2047	744,704	676,548
Freddie Mac Gold Pool 3.5% 8/1/2047	88,339	80,254
Freddie Mac Gold Pool 3.5% 8/1/2047	56,062	50,931
Freddie Mac Gold Pool 3.5% 8/1/2049	8,763,934	7,909,821
Freddie Mac Gold Pool 3.5% 8/1/2051	247,355	221,857
Freddie Mac Gold Pool 3.5% 9/1/2040	11,603	10,858
Freddie Mac Gold Pool 3.5% 9/1/2042	1,105,763	1,023,015
Freddie Mac Gold Pool 3.5% 9/1/2042	602,531	557,130
Freddie Mac Gold Pool 3.5% 9/1/2046	392,726	359,636
Freddie Mac Gold Pool 3.5% 9/1/2046	43,010	39,086
Freddie Mac Gold Pool 3.5% 9/1/2047	14,920	13,554
Freddie Mac Gold Pool 3.5% 9/1/2047	12,363	11,231
Freddie Mac Gold Pool 4% 1/1/2036	65,525	63,046
Freddie Mac Gold Pool 4% 1/1/2039	7,866	7,509
Freddie Mac Gold Pool 4% 1/1/2041	5,299	5,068
Freddie Mac Gold Pool 4% 1/1/2041	2,291	2,196
Freddie Mac Gold Pool 4% 1/1/2044	4,225	3,989
Freddie Mac Gold Pool 4% 10/1/2041	41,362	39,484
Freddie Mac Gold Pool 4% 10/1/2041	4,008	3,828
Freddie Mac Gold Pool 4% 10/1/2041	3,981	3,802
Freddie Mac Gold Pool 4% 10/1/2042	2,138	2,036
Freddie Mac Gold Pool 4% 10/1/2043	10,550	9,989
Freddie Mac Gold Pool 4% 10/1/2044	7,483	7,054
Freddie Mac Gold Pool 4% 10/1/2045	2,752	2,606
Freddie Mac Gold Pool 4% 10/1/2052	571,610	529,636
Freddie Mac Gold Pool 4% 11/1/2041	7,132	6,797
Freddie Mac Gold Pool 4% 11/1/2042	89,927	85,867
Freddie Mac Gold Pool 4% 11/1/2042	72,525	69,196
Freddie Mac Gold Pool 4% 11/1/2042	8,873	8,452
Freddie Mac Gold Pool 4% 11/1/2042	8,063	7,651
Freddie Mac Gold Pool 4% 11/1/2047	51,818	48,256
Freddie Mac Gold Pool 4% 11/1/2051	31,975	29,717
Freddie Mac Gold Pool 4% 12/1/2042	1,771	1,690
Freddie Mac Gold Pool 4% 12/1/2047	90,299	84,092
Freddie Mac Gold Pool 4% 2/1/2041	13,906	13,305
Freddie Mac Gold Pool 4% 2/1/2042	18,749	17,865
Freddie Mac Gold Pool 4% 2/1/2043	7,505	7,123
Freddie Mac Gold Pool 4% 2/1/2043	5,752	5,450
Freddie Mac Gold Pool 4% 2/1/2043	4,537	4,296
Freddie Mac Gold Pool 4% 2/1/2043	2,498	2,366
Freddie Mac Gold Pool 4% 2/1/2045	60,466	57,316
Freddie Mac Gold Pool 4% 2/1/2046	21,186	20,014
Freddie Mac Gold Pool 4% 2/1/2048	58,252	54,211
Freddie Mac Gold Pool 4% 2/1/2052	17,940	16,645
Freddie Mac Gold Pool 4% 2/1/2052	14,191	13,189
Freddie Mac Gold Pool 4% 2/1/2053	6,123,999	5,666,660
Freddie Mac Gold Pool 4% 2/1/2053	1,613,380	1,492,893
Freddie Mac Gold Pool 4% 3/1/2042	3,349	3,189
Freddie Mac Gold Pool 4% 3/1/2042	3,266	3,115
Freddie Mac Gold Pool 4% 4/1/2042	48,036	45,762
Freddie Mac Gold Pool 4% 4/1/2042	38,211	36,462
Freddie Mac Gold Pool 4% 4/1/2043	70,475	67,047
Freddie Mac Gold Pool 4% 4/1/2043	3,979	3,789
Freddie Mac Gold Pool 4% 4/1/2046	21,685	20,421
Freddie Mac Gold Pool 4% 4/1/2048	20,464	19,044
Freddie Mac Gold Pool 4% 4/1/2048	16,269	15,141
Freddie Mac Gold Pool 4% 4/1/2048	8,115	7,545
Freddie Mac Gold Pool 4% 4/1/2048	3,539	3,290
Freddie Mac Gold Pool 4% 4/1/2048	1,062	987
Freddie Mac Gold Pool 4% 4/1/2052	32,504	30,158
Freddie Mac Gold Pool 4% 4/1/2052	24,750	22,963
Freddie Mac Gold Pool 4% 5/1/2038	93,956	89,698
Freddie Mac Gold Pool 4% 5/1/2042	5,733	5,479
Freddie Mac Gold Pool 4% 5/1/2043	4,375	4,144
Freddie Mac Gold Pool 4% 5/1/2045	29,298	27,969
Freddie Mac Gold Pool 4% 5/1/2045	7,960	7,490
Freddie Mac Gold Pool 4% 5/1/2048	119,937	111,505
Freddie Mac Gold Pool 4% 6/1/2038	4,089	3,903
Freddie Mac Gold Pool 4% 6/1/2038	3,019	2,882
Freddie Mac Gold Pool 4% 6/1/2041	1,966	1,876
Freddie Mac Gold Pool 4% 6/1/2045	5,206	4,927
Freddie Mac Gold Pool 4% 6/1/2047	346,663	323,485
Freddie Mac Gold Pool 4% 6/1/2047	23,496	21,932
Freddie Mac Gold Pool 4% 6/1/2052	17,384	16,151
Freddie Mac Gold Pool 4% 7/1/2042	74,387	70,658
Freddie Mac Gold Pool 4% 7/1/2043	8,740	8,278
Freddie Mac Gold Pool 4% 7/1/2043	7,206	6,845
Freddie Mac Gold Pool 4% 7/1/2043	4,385	4,165
Freddie Mac Gold Pool 4% 7/1/2043	2,472	2,336
Freddie Mac Gold Pool 4% 7/1/2045	12,912	12,213
Freddie Mac Gold Pool 4% 7/1/2052	30,386	28,231
Freddie Mac Gold Pool 4% 8/1/2038	18,905	18,048
Freddie Mac Gold Pool 4% 8/1/2038	15,082	14,399
Freddie Mac Gold Pool 4% 8/1/2043	4,577	4,336
Freddie Mac Gold Pool 4% 8/1/2052	17,308	16,080
Freddie Mac Gold Pool 4% 9/1/2041	5,255	5,016
Freddie Mac Gold Pool 4% 9/1/2041	2,020	1,929
Freddie Mac Gold Pool 4% 9/1/2041	1,470	1,409
Freddie Mac Gold Pool 4% 9/1/2042	30,677	29,231
Freddie Mac Gold Pool 4% 9/1/2042	5,781	5,529
Freddie Mac Gold Pool 4% 9/1/2043	7,501	7,114
Freddie Mac Gold Pool 4% 9/1/2043	7,033	6,665
Freddie Mac Gold Pool 4% 9/1/2043	6,726	6,379
Freddie Mac Gold Pool 4% 9/1/2043	5,943	5,627
Freddie Mac Gold Pool 4% 9/1/2043	4,752	4,492
Freddie Mac Gold Pool 4% 9/1/2044	4,273	4,045
Freddie Mac Gold Pool 4% 9/1/2051	34,099	31,691
Freddie Mac Gold Pool 4.5% 1/1/2040	1,662	1,631
Freddie Mac Gold Pool 4.5% 1/1/2041	995	977
Freddie Mac Gold Pool 4.5% 1/1/2042	49,877	48,819
Freddie Mac Gold Pool 4.5% 1/1/2047	4,133	3,980
Freddie Mac Gold Pool 4.5% 10/1/2039	10,084	9,883
Freddie Mac Gold Pool 4.5% 10/1/2039	2,535	2,482
Freddie Mac Gold Pool 4.5% 10/1/2039	966	948
Freddie Mac Gold Pool 4.5% 10/1/2040	5,079	4,968
Freddie Mac Gold Pool 4.5% 10/1/2040	2,538	2,482
Freddie Mac Gold Pool 4.5% 10/1/2041	13,282	12,977
Freddie Mac Gold Pool 4.5% 10/1/2048	69,193	66,711
Freddie Mac Gold Pool 4.5% 10/1/2048	11,426	10,905
Freddie Mac Gold Pool 4.5% 11/1/2040	1,171	1,146
Freddie Mac Gold Pool 4.5% 12/1/2040	1,922	1,880
Freddie Mac Gold Pool 4.5% 12/1/2040	1,670	1,630
Freddie Mac Gold Pool 4.5% 12/1/2044	3,603	3,495
Freddie Mac Gold Pool 4.5% 12/1/2045	9,064	8,893
Freddie Mac Gold Pool 4.5% 12/1/2046	4,204	4,048
Freddie Mac Gold Pool 4.5% 2/1/2041	7,490	7,333
Freddie Mac Gold Pool 4.5% 2/1/2041	2,208	2,155
Freddie Mac Gold Pool 4.5% 2/1/2041	2,192	2,139
Freddie Mac Gold Pool 4.5% 2/1/2041	2,044	2,000
Freddie Mac Gold Pool 4.5% 2/1/2041	1,325	1,300
Freddie Mac Gold Pool 4.5% 2/1/2041	943	920
Freddie Mac Gold Pool 4.5% 2/1/2047	15,819	15,227
Freddie Mac Gold Pool 4.5% 3/1/2041	19,953	19,520
Freddie Mac Gold Pool 4.5% 3/1/2041	8,240	8,060
Freddie Mac Gold Pool 4.5% 3/1/2041	2,140	2,095
Freddie Mac Gold Pool 4.5% 3/1/2041	1,875	1,833
Freddie Mac Gold Pool 4.5% 4/1/2041	25,341	24,795
Freddie Mac Gold Pool 4.5% 4/1/2041	2,985	2,912
Freddie Mac Gold Pool 4.5% 4/1/2041	2,886	2,822
Freddie Mac Gold Pool 4.5% 5/1/2035	851	840
Freddie Mac Gold Pool 4.5% 5/1/2039	6,598	6,479
Freddie Mac Gold Pool 4.5% 5/1/2041	2,810	2,741
Freddie Mac Gold Pool 4.5% 5/1/2041	2,071	2,026
Freddie Mac Gold Pool 4.5% 5/1/2045	16,825	16,357
Freddie Mac Gold Pool 4.5% 5/1/2047	46,597	44,853
Freddie Mac Gold Pool 4.5% 5/1/2047	35,339	34,016
Freddie Mac Gold Pool 4.5% 5/1/2047	16,563	15,943
Freddie Mac Gold Pool 4.5% 6/1/2038	991	978
Freddie Mac Gold Pool 4.5% 6/1/2041	2,835	2,782
Freddie Mac Gold Pool 4.5% 6/1/2041	2,372	2,320
Freddie Mac Gold Pool 4.5% 6/1/2041	1,986	1,946
Freddie Mac Gold Pool 4.5% 6/1/2041	938	922
Freddie Mac Gold Pool 4.5% 6/1/2047	68,648	66,078
Freddie Mac Gold Pool 4.5% 6/1/2047	17,969	17,296
Freddie Mac Gold Pool 4.5% 7/1/2040	3,769	3,692
Freddie Mac Gold Pool 4.5% 7/1/2040	1,757	1,718
Freddie Mac Gold Pool 4.5% 7/1/2040	1,467	1,436
Freddie Mac Gold Pool 4.5% 7/1/2047	32,124	31,012
Freddie Mac Gold Pool 4.5% 7/1/2047	29,187	28,085
Freddie Mac Gold Pool 4.5% 7/1/2047	14,755	14,198
Freddie Mac Gold Pool 4.5% 8/1/2033	364	360
Freddie Mac Gold Pool 4.5% 8/1/2040	1,294	1,267
Freddie Mac Gold Pool 4.5% 8/1/2041	8,465	8,284
Freddie Mac Gold Pool 4.5% 8/1/2041	1,407	1,374
Freddie Mac Gold Pool 4.5% 8/1/2041	1,035	1,013
Freddie Mac Gold Pool 4.5% 8/1/2052	43,311	41,214
Freddie Mac Gold Pool 4.5% 9/1/2039	4,890	4,811
Freddie Mac Gold Pool 4.5% 9/1/2040	2,416	2,365
Freddie Mac Gold Pool 4.5% 9/1/2041	3,250,000	3,174,401
Freddie Mac Gold Pool 4.5% 9/1/2041	21,940	21,492
Freddie Mac Gold Pool 4.5% 9/1/2041	12,141	11,880
Freddie Mac Gold Pool 4.5% 9/1/2041	9,731	9,519
Freddie Mac Gold Pool 5% 1/1/2035	8,596	8,585
Freddie Mac Gold Pool 5% 1/1/2037	392	391
Freddie Mac Gold Pool 5% 1/1/2040	3,954	3,937
Freddie Mac Gold Pool 5% 1/1/2053	328,129	320,931
Freddie Mac Gold Pool 5% 10/1/2033	1,054	1,053
Freddie Mac Gold Pool 5% 10/1/2033	627	626
Freddie Mac Gold Pool 5% 10/1/2052	139,247	136,628
Freddie Mac Gold Pool 5% 10/1/2053	30,588	30,022
Freddie Mac Gold Pool 5% 11/1/2035	613	612
Freddie Mac Gold Pool 5% 11/1/2052	653,183	640,898
Freddie Mac Gold Pool 5% 11/1/2052	223,142	219,224
Freddie Mac Gold Pool 5% 12/1/2033	351	350
Freddie Mac Gold Pool 5% 12/1/2035	1,595	1,592
Freddie Mac Gold Pool 5% 12/1/2052	485,290	476,162
Freddie Mac Gold Pool 5% 12/1/2052	375,021	367,967
Freddie Mac Gold Pool 5% 12/1/2052	341,231	334,173
Freddie Mac Gold Pool 5% 12/1/2052	94,288	92,337
Freddie Mac Gold Pool 5% 12/1/2052	50,464	49,609
Freddie Mac Gold Pool 5% 12/1/2054	2,508,365	2,444,724
Freddie Mac Gold Pool 5% 2/1/2056	268,188	259,121
Freddie Mac Gold Pool 5% 2/1/2056	125,135	120,865
Freddie Mac Gold Pool 5% 3/1/2054	418,624	410,881
Freddie Mac Gold Pool 5% 3/1/2056	294,518	284,469
Freddie Mac Gold Pool 5% 4/1/2034	356	356
Freddie Mac Gold Pool 5% 4/1/2035	2,396	2,392
Freddie Mac Gold Pool 5% 4/1/2035	943	941
Freddie Mac Gold Pool 5% 4/1/2035	622	621
Freddie Mac Gold Pool 5% 4/1/2036	5,375	5,365
Freddie Mac Gold Pool 5% 4/1/2040	6,026	5,998
Freddie Mac Gold Pool 5% 4/1/2053	262,805	257,615
Freddie Mac Gold Pool 5% 4/1/2056	1,139,745	1,100,983
Freddie Mac Gold Pool 5% 5/1/2034	413	413
Freddie Mac Gold Pool 5% 5/1/2034	154	154
Freddie Mac Gold Pool 5% 5/1/2035	2,286	2,282
Freddie Mac Gold Pool 5% 6/1/2035	430	429
Freddie Mac Gold Pool 5% 6/1/2035	196	195
Freddie Mac Gold Pool 5% 6/1/2040	3,499	3,483
Freddie Mac Gold Pool 5% 6/1/2040	3,126	3,111
Freddie Mac Gold Pool 5% 6/1/2041	89,725	89,267
Freddie Mac Gold Pool 5% 6/1/2052	1,790,735	1,760,411
Freddie Mac Gold Pool 5% 7/1/2035	14,957	14,934
Freddie Mac Gold Pool 5% 7/1/2035	2,038	2,034
Freddie Mac Gold Pool 5% 7/1/2041	1,493	1,484
Freddie Mac Gold Pool 5% 7/1/2041	1,352	1,345
Freddie Mac Gold Pool 5% 7/1/2041	632	632
Freddie Mac Gold Pool 5% 7/1/2052	4,023,430	3,949,013
Freddie Mac Gold Pool 5% 7/1/2052	1,316,605	1,288,550
Freddie Mac Gold Pool 5% 7/1/2053	29,240	28,539
Freddie Mac Gold Pool 5% 8/1/2033	253	252
Freddie Mac Gold Pool 5% 8/1/2034	3,500	3,495
Freddie Mac Gold Pool 5% 8/1/2035	274	274
Freddie Mac Gold Pool 5% 8/1/2040	2,919	2,909
Freddie Mac Gold Pool 5% 8/1/2041	450,000	448,123
Freddie Mac Gold Pool 5% 8/1/2052	3,565,533	3,494,014
Freddie Mac Gold Pool 5% 8/1/2052	17,896	17,565
Freddie Mac Gold Pool 5% 8/1/2052	16,444	16,140
Freddie Mac Gold Pool 5% 8/1/2053	24,889	24,307
Freddie Mac Gold Pool 5% 8/1/2053	18,083	17,649
Freddie Mac Gold Pool 5% 9/1/2033	837	836
Freddie Mac Gold Pool 5% 9/1/2035	1,556	1,553
Freddie Mac Gold Pool 5% 9/1/2052	139,161	136,087
Freddie Mac Gold Pool 5% 9/1/2052	137,416	134,875
Freddie Mac Gold Pool 5% 9/1/2052	14,729	14,410
Freddie Mac Gold Pool 5.5% 1/1/2055	1,664,984	1,668,363
Freddie Mac Gold Pool 5.5% 11/1/2052	757,108	761,957
Freddie Mac Gold Pool 5.5% 2/1/2054	199,450	198,546
Freddie Mac Gold Pool 5.5% 3/1/2053 (f)	1,044,699	1,051,717
Freddie Mac Gold Pool 5.5% 4/1/2053	180,658	181,759
Freddie Mac Gold Pool 5.5% 5/1/2039	4,521,980	4,599,896
Freddie Mac Gold Pool 5.5% 5/1/2053	506,286	506,523
Freddie Mac Gold Pool 5.5% 9/1/2053	3,283,145	3,293,257
Freddie Mac Gold Pool 5.5% 9/1/2054	1,551,312	1,555,431
Freddie Mac Gold Pool 6% 1/1/2032	207	210
Freddie Mac Gold Pool 6% 1/1/2032	127	129
Freddie Mac Gold Pool 6% 10/1/2032	101	103
Freddie Mac Gold Pool 6% 10/1/2054	1,208,525	1,240,622
Freddie Mac Gold Pool 6% 11/1/2031	136	139
Freddie Mac Gold Pool 6% 11/1/2032	1,137	1,158
Freddie Mac Gold Pool 6% 11/1/2053	259,685	265,040
Freddie Mac Gold Pool 6% 12/1/2032	53	54
Freddie Mac Gold Pool 6% 12/1/2037	2,922	3,003
Freddie Mac Gold Pool 6% 12/1/2037	880	904
Freddie Mac Gold Pool 6% 12/1/2052	242,304	248,437
Freddie Mac Gold Pool 6% 12/1/2055	1,551,580	1,586,000
Freddie Mac Gold Pool 6% 3/1/2053	942,557	967,590
Freddie Mac Gold Pool 6% 4/1/2031	104	106
Freddie Mac Gold Pool 6% 4/1/2033	345	351
Freddie Mac Gold Pool 6% 4/1/2039	954,376	979,254
Freddie Mac Gold Pool 6% 4/1/2054 (g)	14,703,866	15,080,602
Freddie Mac Gold Pool 6% 5/1/2033	2,350	2,389
Freddie Mac Gold Pool 6% 5/1/2054	1,691,539	1,736,993
Freddie Mac Gold Pool 6% 6/1/2031	33	33
Freddie Mac Gold Pool 6% 7/1/2032	270	275
Freddie Mac Gold Pool 6% 7/1/2033	355	362
Freddie Mac Gold Pool 6% 7/1/2039	2,073,588	2,123,105
Freddie Mac Gold Pool 6% 8/1/2037	2,781	2,852
Freddie Mac Gold Pool 6% 8/1/2055	1,110,875	1,138,295
Freddie Mac Gold Pool 6% 9/1/2033	2,117	2,158
Freddie Mac Gold Pool 6% 9/1/2039	575,305	590,122
Freddie Mac Gold Pool 6% 9/1/2054	853,019	876,207
Freddie Mac Gold Pool 6% 9/1/2054	225,549	230,764
Freddie Mac Gold Pool 6% 9/1/2056	2,000,926	2,051,567
Freddie Mac Gold Pool 6.5% 1/1/2032	661	681
Freddie Mac Gold Pool 6.5% 1/1/2054	982,942	1,026,603
Freddie Mac Gold Pool 6.5% 10/1/2032	642	661
Freddie Mac Gold Pool 6.5% 10/1/2053	220,040	229,882
Freddie Mac Gold Pool 6.5% 12/1/2054	1,901,391	1,997,285
Freddie Mac Gold Pool 6.5% 3/1/2036	6,902	7,116
Freddie Mac Gold Pool 6.5% 4/1/2032	77	79
Freddie Mac Gold Pool 6.5% 6/1/2054	5,516,828	5,770,496
Freddie Mac Gold Pool 6.5% 6/1/2054	2,133,648	2,236,422
Freddie Mac Gold Pool 6.5% 7/1/2032	20	21
Freddie Mac Gold Pool 6.5% 7/1/2054	22,849	23,987
Freddie Mac Gold Pool 6.5% 7/1/2055	2,803,086	2,934,602
Freddie Mac Gold Pool 6.5% 7/1/2055	584,532	610,130
Freddie Mac Gold Pool 6.5% 8/1/2032	293	302
Freddie Mac Gold Pool 6.5% 8/1/2032	211	218
Freddie Mac Gold Pool 6.5% 8/1/2032	203	209
Freddie Mac Gold Pool 6.5% 8/1/2056	1,900,000	1,993,746
Freddie Mac Gold Pool 6.5% 9/1/2039	11,130	11,573
Freddie Mac Gold Pool 6.5% 9/1/2053	274,854	287,492
Freddie Mac Gold Pool 6.5% 9/1/2054	2,524,970	2,646,593
Freddie Mac Gold Pool 6.5% 9/1/2054	1,507,744	1,582,843
Freddie Mac Gold Pool 7% 1/1/2036	419	439
Freddie Mac Gold Pool 7% 1/1/2054	685,137	724,539
Freddie Mac Gold Pool 7% 1/1/2054	467,234	494,871
Freddie Mac Gold Pool 7% 1/1/2054	241,981	255,898
Freddie Mac Gold Pool 7% 10/1/2053	6,503	6,835
Freddie Mac Gold Pool 7% 11/1/2034	715	748
Freddie Mac Gold Pool 7% 11/1/2034	625	654
Freddie Mac Gold Pool 7% 12/1/2053	35,745	37,706
Freddie Mac Gold Pool 7% 4/1/2032	236	247
Freddie Mac Gold Pool 7% 7/1/2029	930	973
Freddie Mac Gold Pool 7% 7/1/2054	17,170	18,198
Freddie Mac Gold Pool 7% 9/1/2026	4	4
Freddie Mac Gold Pool 7% 9/1/2035	1,786	1,870
Freddie Mac Gold Pool 8.5% 8/1/2027	10	10
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	3,580,667	3,664,577
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,362,978	4,459,766
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	487,707	509,866
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	449,581	470,429
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	133,189	139,822
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	1,922	1,953
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	982	1,002
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	1,249	1,278
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	8,253	8,469
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (b)(c)	1,063	1,103
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	10,086	10,481
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	15,193	15,792
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	456	471
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	442	459
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,255	26,354
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	2,468	2,574
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	5,698	5,930
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	3,391	3,530
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (b)(c)	4,979	5,185
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (b)(c)	493	513
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	9,916	10,342
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	22	22
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	4,381	4,532
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (b)(c)	538	560
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	8,485	8,648
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	2,314	2,373
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (b)(c)	1,685	1,722
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (b)(c)	3,440	3,534
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.173% 7/1/2035 (b)(c)	3,798	3,921
Freddie Mac Non Gold Pool 2.5% 4/1/2052	894,064	738,194
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,776,877	1,781,594
Freddie Mac Non Gold Pool 5.5% 7/1/2053	2,864,307	2,870,120
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,252,432	1,256,148
Freddie Mac Non Gold Pool 5.5% 8/1/2053	347,048	347,753
Freddie Mac Non Gold Pool 5.5% 8/1/2053	342,571	343,587
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,957,285	1,958,199
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	2,018	2,071
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	5,677	5,811
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.79% 7/1/2035 (b)(c)	1,431	1,462
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	6,931	7,117
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	1,435	1,485
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (b)(c)	2,899	3,004
Freddie Mac Non Gold Pool 6% 11/1/2054	933,495	955,662
Freddie Mac Non Gold Pool 6% 6/1/2053	302,042	309,592
Freddie Mac Non Gold Pool 6% 6/1/2053	274,678	280,771
Freddie Mac Non Gold Pool 6% 6/1/2054	2,517,737	2,579,098
Freddie Mac Non Gold Pool 6% 7/1/2053	275,498	282,385
Freddie Mac Non Gold Pool 6% 9/1/2053	472,458	482,496
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,860,941	2,983,548
Freddie Mac Non Gold Pool 6.5% 1/1/2055	187,517	196,799
Freddie Mac Non Gold Pool 6.5% 11/1/2054	82,607	86,696
Freddie Mac Non Gold Pool 6.5% 2/1/2055	216,581	227,301
Ginnie Mae I Pool 2.5% 1/20/2052	1,359,320	1,133,997
Ginnie Mae I Pool 2.5% 12/20/2051	2,082,421	1,737,886
Ginnie Mae I Pool 2.5% 12/20/2051	1,101,085	918,567
Ginnie Mae I Pool 2.5% 12/20/2051	608,795	507,499
Ginnie Mae I Pool 2.5% 8/20/2051	2,867,177	2,388,326
Ginnie Mae I Pool 3% 12/15/2042	19,139	17,199
Ginnie Mae I Pool 3% 12/20/2042	23,283	20,860
Ginnie Mae I Pool 3% 2/15/2045	10,593	9,441
Ginnie Mae I Pool 3% 2/20/2050	73,583	63,989
Ginnie Mae I Pool 3% 3/20/2043	15,457	13,855
Ginnie Mae I Pool 3% 3/20/2043	6,381	5,727
Ginnie Mae I Pool 3% 4/15/2045	6,319	5,611
Ginnie Mae I Pool 3% 5/15/2042	2,618	2,366
Ginnie Mae I Pool 3% 6/15/2043	2,371	2,135
Ginnie Mae I Pool 3.5% 1/15/2043	9,728	8,982
Ginnie Mae I Pool 3.5% 10/20/2052	1,306,809	1,162,577
Ginnie Mae I Pool 3.5% 11/15/2042	21,441	19,807
Ginnie Mae I Pool 3.5% 12/15/2041	8,339	7,708
Ginnie Mae I Pool 3.5% 12/15/2041	7,816	7,217
Ginnie Mae I Pool 3.5% 12/20/2049	8,428	7,554
Ginnie Mae I Pool 3.5% 12/20/2049	3,467	3,109
Ginnie Mae I Pool 3.5% 12/20/2049	3,007	2,690
Ginnie Mae I Pool 3.5% 12/20/2049	1,037	929
Ginnie Mae I Pool 3.5% 2/15/2042	8,994	8,329
Ginnie Mae I Pool 3.5% 2/15/2042	3,034	2,811
Ginnie Mae I Pool 3.5% 2/15/2043	40,729	37,704
Ginnie Mae I Pool 3.5% 2/15/2044	6,541	5,994
Ginnie Mae I Pool 3.5% 2/20/2043	12,128	11,178
Ginnie Mae I Pool 3.5% 3/20/2043	5,209	4,803
Ginnie Mae I Pool 3.5% 4/15/2043	34,908	32,325
Ginnie Mae I Pool 3.5% 4/15/2043	6,915	6,361
Ginnie Mae I Pool 3.5% 6/20/2046	13,284	12,072
Ginnie Mae I Pool 3.5% 7/15/2042	5,883	5,437
Ginnie Mae I Pool 3.5% 7/15/2042	2,002	1,851
Ginnie Mae I Pool 3.5% 7/20/2043	11,153	10,223
Ginnie Mae I Pool 3.5% 7/20/2046	118,305	107,653
Ginnie Mae I Pool 3.5% 7/20/2052	6,957,709	6,207,727
Ginnie Mae I Pool 3.5% 8/20/2052	4,126,922	3,689,813
Ginnie Mae I Pool 3.5% 9/20/2052	2,214,670	1,970,930
Ginnie Mae I Pool 4% 1/15/2041	7,441	7,064
Ginnie Mae I Pool 4% 1/15/2047	5,611	5,176
Ginnie Mae I Pool 4% 1/15/2047	5,410	4,991
Ginnie Mae I Pool 4% 1/15/2047	4,167	3,844
Ginnie Mae I Pool 4% 1/15/2047	1,987	1,833
Ginnie Mae I Pool 4% 10/15/2040	8,977	8,526
Ginnie Mae I Pool 4% 10/15/2040	7,534	7,166
Ginnie Mae I Pool 4% 10/15/2040	7,044	6,692
Ginnie Mae I Pool 4% 10/15/2041	15,959	15,116
Ginnie Mae I Pool 4% 10/15/2041	7,525	7,137
Ginnie Mae I Pool 4% 10/15/2041	5,722	5,429
Ginnie Mae I Pool 4% 10/15/2041	3,952	3,750
Ginnie Mae I Pool 4% 10/15/2041	2,952	2,797
Ginnie Mae I Pool 4% 10/20/2042	27,907	26,314
Ginnie Mae I Pool 4% 10/20/2052	1,549,022	1,426,452
Ginnie Mae I Pool 4% 11/15/2040	2,237	2,124
Ginnie Mae I Pool 4% 11/15/2041	14,214	13,472
Ginnie Mae I Pool 4% 12/15/2040	1,041	994
Ginnie Mae I Pool 4% 12/15/2041	5,502	5,223
Ginnie Mae I Pool 4% 12/15/2041	4,739	4,487
Ginnie Mae I Pool 4% 2/15/2042	2,012	1,906
Ginnie Mae I Pool 4% 2/15/2045	7,428	6,986
Ginnie Mae I Pool 4% 3/15/2040	32,446	30,843
Ginnie Mae I Pool 4% 3/15/2041	16,175	15,376
Ginnie Mae I Pool 4% 3/15/2042	7,119	6,739
Ginnie Mae I Pool 4% 4/15/2046	45,203	42,481
Ginnie Mae I Pool 4% 4/20/2048	5,806	5,350
Ginnie Mae I Pool 4% 4/20/2048	5,752	5,301
Ginnie Mae I Pool 4% 5/15/2045	6,206	5,824
Ginnie Mae I Pool 4% 5/20/2049	10,971	10,070
Ginnie Mae I Pool 4% 6/15/2045	1,853	1,744
Ginnie Mae I Pool 4% 7/15/2045	5,066	4,754
Ginnie Mae I Pool 4% 7/15/2046	3,769	3,527
Ginnie Mae I Pool 4% 8/15/2039	1,194	1,138
Ginnie Mae I Pool 4% 9/15/2041	6,490	6,153
Ginnie Mae I Pool 4.5% 12/15/2039	1,408	1,378
Ginnie Mae I Pool 4.5% 2/15/2040	3,565	3,479
Ginnie Mae I Pool 4.5% 2/15/2040	2,535	2,476
Ginnie Mae I Pool 4.5% 3/15/2040	9,676	9,444
Ginnie Mae I Pool 4.5% 3/15/2041	21,935	21,361
Ginnie Mae I Pool 4.5% 4/15/2040	4,290	4,192
Ginnie Mae I Pool 4.5% 4/20/2053	944,325	894,929
Ginnie Mae I Pool 4.5% 4/20/2056	22,642,485	21,222,821
Ginnie Mae I Pool 4.5% 5/15/2039	720	703
Ginnie Mae I Pool 4.5% 5/15/2040	4,178	4,078
Ginnie Mae I Pool 4.5% 6/15/2039	2,544	2,489
Ginnie Mae I Pool 4.5% 6/15/2039	2,313	2,259
Ginnie Mae I Pool 4.5% 6/15/2040	19,092	18,584
Ginnie Mae I Pool 4.5% 6/15/2040	10,753	10,496
Ginnie Mae I Pool 4.5% 6/15/2040	4,990	4,868
Ginnie Mae I Pool 4.5% 6/15/2040	2,798	2,731
Ginnie Mae I Pool 4.5% 6/15/2040	2,708	2,643
Ginnie Mae I Pool 4.5% 6/15/2040	2,402	2,345
Ginnie Mae I Pool 4.5% 6/15/2040	2,184	2,131
Ginnie Mae I Pool 4.5% 6/15/2041	35,534	34,632
Ginnie Mae I Pool 4.5% 7/15/2039	1,906	1,863
Ginnie Mae I Pool 4.5% 7/15/2040	7,891	7,701
Ginnie Mae I Pool 4.5% 7/15/2040	7,314	7,140
Ginnie Mae I Pool 4.5% 7/15/2040	5,390	5,263
Ginnie Mae I Pool 4.5% 7/15/2040	4,343	4,239
Ginnie Mae I Pool 4.5% 7/15/2040	4,034	3,937
Ginnie Mae I Pool 4.5% 7/15/2040	3,547	3,460
Ginnie Mae I Pool 4.5% 8/15/2039	20,575	20,101
Ginnie Mae I Pool 4.5% 8/15/2039	13,293	12,986
Ginnie Mae I Pool 4.5% 8/15/2039	10,778	10,533
Ginnie Mae I Pool 4.5% 8/15/2039	4,229	4,130
Ginnie Mae I Pool 4.5% 9/15/2039	3,857	3,767
Ginnie Mae I Pool 4.5% 9/15/2039	1,859	1,816
Ginnie Mae I Pool 5% 10/15/2039	1,470	1,468
Ginnie Mae I Pool 5% 12/15/2039	1,533	1,530
Ginnie Mae I Pool 5% 2/20/2056	25,744	24,962
Ginnie Mae I Pool 5% 3/20/2056	28,657	27,786
Ginnie Mae I Pool 5% 4/15/2040	14,446	14,416
Ginnie Mae I Pool 5% 4/15/2040	10,230	10,209
Ginnie Mae I Pool 5% 4/15/2041	1,956	1,951
Ginnie Mae I Pool 5% 4/20/2048	130,461	129,589
Ginnie Mae I Pool 5% 5/15/2039	3,447	3,441
Ginnie Mae I Pool 5% 5/15/2039	1,455	1,452
Ginnie Mae I Pool 5% 5/20/2056	5,185,818	5,027,793
Ginnie Mae I Pool 5% 6/15/2040	31,437	31,372
Ginnie Mae I Pool 5% 7/15/2039	2,666	2,662
Ginnie Mae I Pool 5% 7/20/2056	16,785,674	16,272,862
Ginnie Mae I Pool 5% 8/15/2039	1,293	1,291
Ginnie Mae I Pool 5% 8/15/2040	2,649	2,643
Ginnie Mae I Pool 5% 8/15/2040	2,165	2,160
Ginnie Mae I Pool 5% 8/15/2040	2,080	2,075
Ginnie Mae I Pool 5% 9/15/2039	8,220	8,206
Ginnie Mae I Pool 5% 9/15/2039	1,211	1,208
Ginnie Mae I Pool 5% 9/15/2041	23,363	23,318
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(d)	169	166
Ginnie Mae I Pool 5.5% 1/15/2039	1,449	1,468
Ginnie Mae I Pool 5.5% 10/15/2035	1,154	1,172
Ginnie Mae I Pool 5.5% 3/20/2054	1,859,890	1,859,906
Ginnie Mae I Pool 5.5% 9/15/2039	6,910	7,007
Ginnie Mae I Pool 5.5% 9/15/2039	4,648	4,713
Ginnie Mae I Pool 6% 5/15/2040	17,959	18,367
Ginnie Mae I Pool 6% 6/15/2036	118,306	121,214
Ginnie Mae I Pool 6.5% 9/15/2034	318	330
Ginnie Mae I Pool 7% 1/15/2032	143	145
Ginnie Mae I Pool 7% 10/15/2028	39	39
Ginnie Mae I Pool 7% 4/15/2028	16	16
Ginnie Mae I Pool 7% 4/15/2032	9	9
Ginnie Mae I Pool 7% 4/20/2032	1,332	1,373
Ginnie Mae I Pool 7% 6/15/2028	18	18
Ginnie Mae I Pool 7% 6/15/2031	104	106
Ginnie Mae I Pool 7% 7/15/2028	18	18
Ginnie Mae I Pool 7% 8/15/2032	29	29
Ginnie Mae I Pool 7% 9/15/2028	17	17
Ginnie Mae I Pool 7.5% 1/15/2031	10	10
Ginnie Mae I Pool 7.5% 3/15/2028	255	258
Ginnie Mae I Pool 7.5% 4/15/2027	3	2
Ginnie Mae I Pool 7.5% 6/15/2027	8	7
Ginnie Mae I Pool 7.5% 8/15/2028	9	8
Ginnie Mae I Pool 7.5% 9/15/2027	22	23
Ginnie Mae I Pool 8% 7/15/2027	4	3
Ginnie Mae I Pool 8.5% 7/15/2030	6	6
Ginnie Mae I Pool 8.5% 8/15/2029	4	3
Ginnie Mae II Pool 2% 1/20/2052	45,200,494	36,299,459
Ginnie Mae II Pool 2% 10/20/2050	7,967,570	6,403,549
Ginnie Mae II Pool 2% 11/20/2050	2,070,497	1,664,062
Ginnie Mae II Pool 2% 12/20/2050	3,873,583	3,113,205
Ginnie Mae II Pool 2% 2/20/2051	902,054	724,982
Ginnie Mae II Pool 2% 4/20/2051	79,475	63,849
Ginnie Mae II Pool 2% 8/20/2051	319,418	256,518
Ginnie Mae II Pool 2% 9/20/2050	4,658,431	3,748,356
Ginnie Mae II Pool 2.5% 12/20/2050	142,442	119,387
Ginnie Mae II Pool 2.5% 12/20/2051	9,140,507	7,653,927
Ginnie Mae II Pool 2.5% 2/20/2052	8,557,968	7,166,130
Ginnie Mae II Pool 2.5% 3/20/2052	25,288,507	21,175,673
Ginnie Mae II Pool 2.5% 4/20/2052	1,593,003	1,333,922
Ginnie Mae II Pool 2.5% 5/20/2052	8,810,466	7,377,563
Ginnie Mae II Pool 2.5% 6/20/2051	523,860	438,743
Ginnie Mae II Pool 2.5% 7/20/2051	1,299,439	1,088,103
Ginnie Mae II Pool 2.5% 8/20/2050	438,439	367,364
Ginnie Mae II Pool 3% 1/20/2032	287,791	278,379
Ginnie Mae II Pool 3% 1/20/2043	124,563	112,646
Ginnie Mae II Pool 3% 10/20/2031	94,113	91,119
Ginnie Mae II Pool 3% 10/20/2043	10,089	9,095
Ginnie Mae II Pool 3% 11/20/2031	103,053	99,728
Ginnie Mae II Pool 3% 12/20/2031	152,697	147,771
Ginnie Mae II Pool 3% 12/20/2042	10,946	9,899
Ginnie Mae II Pool 3% 12/20/2046	2,409,464	2,126,944
Ginnie Mae II Pool 3% 2/20/2031	11,643	11,328
Ginnie Mae II Pool 3% 3/20/2031	23,490	22,841
Ginnie Mae II Pool 3% 3/20/2050	722,302	630,386
Ginnie Mae II Pool 3% 4/20/2031	87,795	85,322
Ginnie Mae II Pool 3% 4/20/2052	3,598,237	3,132,474
Ginnie Mae II Pool 3% 5/20/2031	192,194	186,676
Ginnie Mae II Pool 3% 5/20/2051	514,394	448,132
Ginnie Mae II Pool 3% 6/20/2050	6,445	5,622
Ginnie Mae II Pool 3% 6/20/2051	136,269	118,651
Ginnie Mae II Pool 3% 7/20/2031	2,521	2,446
Ginnie Mae II Pool 3% 7/20/2051	172,186	150,006
Ginnie Mae II Pool 3% 8/20/2031	30,030	29,119
Ginnie Mae II Pool 3% 8/20/2051	204,991	178,520
Ginnie Mae II Pool 3% 9/20/2031	12,023	11,652
Ginnie Mae II Pool 3.5% 11/20/2041	50,873	47,246
Ginnie Mae II Pool 3.5% 12/20/2041	21,962	20,397
Ginnie Mae II Pool 3.5% 2/20/2043	10,087	9,331
Ginnie Mae II Pool 3.5% 3/20/2043	12,419	11,485
Ginnie Mae II Pool 3.5% 3/20/2044	1,872	1,726
Ginnie Mae II Pool 3.5% 4/20/2043	13,452	12,438
Ginnie Mae II Pool 3.5% 5/20/2043	128,613	118,397
Ginnie Mae II Pool 3.5% 6/20/2043	25,260	23,342
Ginnie Mae II Pool 3.5% 9/20/2043	148,660	137,208
Ginnie Mae II Pool 4% 1/20/2042	6,663	6,321
Ginnie Mae II Pool 4% 10/20/2040	7,061	6,717
Ginnie Mae II Pool 4% 10/20/2041	117,422	111,445
Ginnie Mae II Pool 4% 10/20/2044	72,112	67,973
Ginnie Mae II Pool 4% 11/20/2040	88,822	84,455
Ginnie Mae II Pool 4% 11/20/2041	3,931	3,730
Ginnie Mae II Pool 4% 11/20/2044	154,871	145,867
Ginnie Mae II Pool 4% 12/20/2044	4,214	3,969
Ginnie Mae II Pool 4% 2/20/2041	1,905	1,811
Ginnie Mae II Pool 4% 3/20/2041	7,477	7,108
Ginnie Mae II Pool 4% 3/20/2047	289,109	268,604
Ginnie Mae II Pool 4% 4/20/2042	23,897	22,654
Ginnie Mae II Pool 4% 5/20/2046	22,282	20,922
Ginnie Mae II Pool 4% 6/20/2045	70,382	66,220
Ginnie Mae II Pool 4% 7/20/2044	3,889	3,667
Ginnie Mae II Pool 4% 8/20/2043	8,889	8,400
Ginnie Mae II Pool 4% 8/20/2044	10,047	9,474
Ginnie Mae II Pool 4% 8/20/2045	232,120	218,177
Ginnie Mae II Pool 4% 9/20/2040	32,391	30,808
Ginnie Mae II Pool 4.5% 1/20/2041	8,147	7,938
Ginnie Mae II Pool 4.5% 10/1/2056 (e)	1,400,000	1,310,039
Ginnie Mae II Pool 4.5% 10/20/2039	1,299	1,246
Ginnie Mae II Pool 4.5% 10/20/2040	18,257	17,493
Ginnie Mae II Pool 4.5% 10/20/2040	1,741	1,697
Ginnie Mae II Pool 4.5% 11/20/2040	6,411	6,132
Ginnie Mae II Pool 4.5% 11/20/2040	1,745	1,701
Ginnie Mae II Pool 4.5% 12/20/2039	7,212	6,917
Ginnie Mae II Pool 4.5% 12/20/2040	3,671	3,511
Ginnie Mae II Pool 4.5% 2/20/2041	29,446	28,691
Ginnie Mae II Pool 4.5% 2/20/2041	317	303
Ginnie Mae II Pool 4.5% 3/20/2036	618	607
Ginnie Mae II Pool 4.5% 3/20/2041	1,921	1,872
Ginnie Mae II Pool 4.5% 4/20/2040	3,442	3,296
Ginnie Mae II Pool 4.5% 4/20/2041	17,676	17,221
Ginnie Mae II Pool 4.5% 5/20/2040	2,029	1,979
Ginnie Mae II Pool 4.5% 5/20/2041	76,017	74,053
Ginnie Mae II Pool 4.5% 6/20/2033	270	266
Ginnie Mae II Pool 4.5% 6/20/2039	1,420	1,363
Ginnie Mae II Pool 4.5% 6/20/2040	3,324	3,189
Ginnie Mae II Pool 4.5% 6/20/2041	47,872	46,625
Ginnie Mae II Pool 4.5% 7/20/2039	248	245
Ginnie Mae II Pool 4.5% 7/20/2040	3,366	3,282
Ginnie Mae II Pool 4.5% 7/20/2040	292	280
Ginnie Mae II Pool 4.5% 9/1/2056 (e)	1,625,000	1,521,978
Ginnie Mae II Pool 4.5% 9/20/2040	18,231	17,771
Ginnie Mae II Pool 5% 10/1/2056 (e)	18,850,000	18,237,929
Ginnie Mae II Pool 5% 11/20/2055	37,286	36,165
Ginnie Mae II Pool 5% 12/20/2054	81,039	78,930
Ginnie Mae II Pool 5% 9/1/2056 (e)	36,800,000	35,645,334
Ginnie Mae II Pool 5% 9/20/2033	11,851	11,842
Ginnie Mae II Pool 5.5% 1/20/2055	1,594,044	1,591,567
Ginnie Mae II Pool 5.5% 10/1/2056 (e)	74,550,000	73,951,818
Ginnie Mae II Pool 5.5% 12/20/2054	1,954,907	1,956,756
Ginnie Mae II Pool 5.5% 8/20/2055	2,998,803	2,983,834
Ginnie Mae II Pool 5.5% 9/1/2056 (e)	95,400,000	94,772,403
Ginnie Mae II Pool 6% 10/1/2056 (e)	9,700,000	9,816,840
Ginnie Mae II Pool 6% 11/20/2031	310	314
Ginnie Mae II Pool 6% 12/20/2054	2,207,441	2,247,910
Ginnie Mae II Pool 6% 5/20/2032	1,515	1,538
Ginnie Mae II Pool 6% 9/1/2056 (e)	16,975,000	17,215,276
Ginnie Mae II Pool 6.5% 11/20/2031	58	60
Ginnie Mae II Pool 6.5% 3/20/2031	67	69
Ginnie Mae II Pool 7% 2/20/2032	362	373
Ginnie Mae II Pool 7% 3/20/2032	207	213
Uniform Mortgage Backed Securities 2% 10/1/2056 (e)	110,875,000	86,439,181
Uniform Mortgage Backed Securities 2% 9/1/2056 (e)	162,325,000	126,626,179
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (e)	8,500,000	6,937,461
Uniform Mortgage Backed Securities 3% 9/1/2056 (e)	7,525,000	6,416,826
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (e)	4,100,000	3,637,949
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (e)	1,400,000	1,313,320
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (e)	7,850,000	7,662,949
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (e)	6,100,000	5,728,043
Uniform Mortgage Backed Securities 5% 10/1/2041 (e)	2,500,000	2,485,840
Uniform Mortgage Backed Securities 5% 10/1/2056 (e)	5,850,000	5,639,766
Uniform Mortgage Backed Securities 5% 9/1/2041 (e)	2,500,000	2,488,281
Uniform Mortgage Backed Securities 5% 9/1/2056 (e)	25,900,000	24,999,571
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (e)	22,500,000	22,278,515
Uniform Mortgage Backed Securities 6% 10/1/2056 (e)	15,625,000	15,776,944
Uniform Mortgage Backed Securities 6% 9/1/2056 (e)	26,075,000	26,370,325
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	32,750,000	33,752,969
TOTAL UNITED STATES		1,531,820,098
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,551,083,373)		1,531,820,098

U.S. Treasury Obligations - 39.9%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	10,881,000	5,689,573
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	13,811,286
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	45,707
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	15,571,380
US Treasury Bonds 3.625% 2/15/2053 (f)	3.65 to 4.80	15,123,000	11,543,693
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	14,578,937
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,547,561
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	78,418,000	64,094,462
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	174,484
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	23,692,647
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	142,426,662
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	67,106,000	57,142,332
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,136,846
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	167,752,056
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,167,904
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	16,585,000	15,422,754
US Treasury Bonds 4.625% 11/15/2045	4.61 to 5.02	11,017,000	10,197,611
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.89	16,300,000	14,776,969
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.23	11,986,000	11,083,304
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	36,254,688
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	405,705
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	95,180,860
US Treasury Bonds 4.75% 2/15/2056	4.87 to 5.24	39,400,000	36,481,938
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	52,078,000	48,161,979
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	67,000,000	61,977,617
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	13,566,000	12,978,847
US Treasury Bonds 5% 5/15/2056	4.88 to 5.16	83,000,000	79,991,250
US Treasury Bonds 5.125% 8/15/2056	5.25	20,000,000	19,659,375
US Treasury Bonds 6.25% 5/15/2030	4.72	2,216,000	2,351,470
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	4,169,781	3,666,018
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.93	2,751,275	2,418,412
US Treasury Notes 2.875% 5/15/2032 (w)	4.70	450,000	412,330
US Treasury Notes 3.5% 1/15/2029	3.61	18,400,000	18,037,750
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	2,630,000	2,576,064
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.83	8,760,000	8,576,588
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	510,747
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	171,427,200
US Treasury Notes 3.75% 2/28/2033	3.72	200,000	190,680
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.71	295,000	287,844
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	118,235,233
US Treasury Notes 3.875% 12/31/2032	3.93 to 4.06	128,800,000	123,829,125
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	7,060,000	6,970,095
US Treasury Notes 3.875% 8/15/2034	3.85 to 4.28	43,741,000	41,437,763
US Treasury Notes 3.875% 9/30/2032	3.93	37,000,000	35,647,188
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	56,335,000	54,504,113
US Treasury Notes 4% 11/15/2035	4.17 to 4.24	37,500,000	35,481,446
US Treasury Notes 4% 2/15/2034	3.93 to 4.74	14,688,000	14,095,890
US Treasury Notes 4% 2/28/2030	4.02 to 4.71	326,000	321,403
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	21,505,199
US Treasury Notes 4% 5/31/2028	4.02	600,000	596,648
US Treasury Notes 4% 6/30/2028 (f)	3.96 to 3.97	7,000,000	6,958,711
US Treasury Notes 4% 6/30/2032	4.15	56,000,000	54,427,187
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	83,020,000	80,629,932
US Treasury Notes 4.125% 11/30/2029	4.24	430,000	426,036
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	19,631,250
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.61	197,758,000	188,642,592
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	67,092,588
US Treasury Notes 4.125% 3/31/2031	4.70	315,000	310,238
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	68,583,593
US Treasury Notes 4.125% 4/30/2033 (x)	4.18 to 4.42	100,912,000	98,168,455
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.31	103,824,000	101,609,629
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	55,528,000	54,593,134
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	101,100,000	98,130,188
US Treasury Notes 4.25% 2/28/2029	4.71	1,262,000	1,258,253
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	82,766,000	80,092,270
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	36,000,000	35,607,656
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	190,328,000	183,911,864
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	396,938
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	509,084
US Treasury Notes 4.375% 5/15/2036	4.45 to 4.74	148,400,000	144,179,875
US Treasury Notes 4.375% 7/31/2031	4.42	2,380,000	2,366,798
US Treasury Notes 4.375% 7/31/2033	4.48	250,000	246,484
US Treasury Notes 4.5% 12/31/2031	4.53	115,000,000	114,865,234
US Treasury Notes 4.625% 2/15/2035	4.34 to 4.44	9,000,000	8,956,758
US Treasury Notes 4.625% 4/30/2029 (f)	4.47 to 4.72	3,030,000	3,047,517
US Treasury Notes 4.625% 8/15/2036	4.76	92,000,000	91,108,750
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	168,879
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	160,919
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	1,350,000	1,274,010
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25 to 2.29	3,114,083	2,973,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,292,924,329)			3,136,356,033

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	3.69	150,472,659	150,502,753
Fidelity Securities Lending Cash Central Fund (y)(z)	3.72	15,289,965	15,291,494
TOTAL MONEY MARKET FUNDS (Cost $165,786,234)			165,794,247

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	5,500,000	217,274
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	4,310,000	291,300
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	15,320,000	246,465
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	9,300,000	366,167
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	26,020,000	249,322
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	9,830,000	59,894
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,060,000	259,480
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	4,570,000	297,888
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	31,510,000	145,370
Option on an interest rate swap with Morgan Stanley Capital Services LLC to to pay annually a fixed rate of 4.076% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	36,730,000	168,355

TOTAL PURCHASED SWAPTIONS (Cost $1,758,581)			2,301,515

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $8,692,107,698)	8,494,129,402
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(607,365,295)
NET ASSETS - 100.0%	7,886,764,107

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 10/1/2056	(3,000,000)	(2,902,588)
Ginnie Mae II Pool 5% 9/1/2056	(18,850,000)	(18,258,547)
Ginnie Mae II Pool 5.5% 9/1/2056	(78,900,000)	(78,380,949)
Ginnie Mae II Pool 6% 9/1/2056	(9,700,000)	(9,837,301)
Uniform Mortgage Backed Securities 2% 9/1/2056	(129,925,000)	(101,351,648)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(2,700,000)	(2,203,664)
Uniform Mortgage Backed Securities 3% 9/1/2056	(1,000,000)	(852,734)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(1,400,000)	(1,313,320)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(1,300,000)	(1,220,730)
Uniform Mortgage Backed Securities 5% 10/1/2056	(5,850,000)	(5,639,766)
Uniform Mortgage Backed Securities 5% 9/1/2041	(2,500,000)	(2,488,281)
Uniform Mortgage Backed Securities 5% 9/1/2056	(27,700,000)	(26,736,993)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(7,500,000)	(7,426,172)
Uniform Mortgage Backed Securities 6% 9/1/2056	(11,525,000)	(11,655,532)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(1,700,000)	(1,752,063)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(272,020,288)

TOTAL TBA SALE COMMITMENTS (Proceeds $273,190,321)		(272,020,288)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	2,185	12/2026	235,467,891	(1,040,005)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	16	12/2026	1,752,000	(6,780)
CBOT 2Y US Treasury Notes Contracts (United States)	1,017	12/2026	208,771,031	(511,858)
CBOT 5Y US Treasury Notes Contracts (United States)	2,125	12/2026	224,735,352	(991,456)
CBOT US Treasury Long Bond Contracts (United States)	20	12/2026	2,175,625	6,143
CBOT US Treasury Ultra Bond Contracts (United States)	32	12/2026	3,526,000	18,383
TME 10Y Canadian Bond Contracts (Canada)	21	12/2026	1,775,822	(9,405)
TOTAL LONG				(2,534,978)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(135)	12/2026	(14,548,359)	83,293
Eurex Euro-Bobl Contracts (Germany)	(5)	9/2026	(658,018)	4,240
ICE Long GILT Futures (United Kingdom)	(17)	12/2026	(1,984,235)	2,442
TOTAL SHORT				89,975
TOTAL FUTURES CONTRACTS				(2,445,003)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,162,000	USD	1,349,571	JPMorgan Chase Bank NA	9/2026	150
JPY	32,950,000	USD	206,704	Royal Bank of Canada	9/2026	(1)
USD	2,168,053	AUD	3,030,000	JPMorgan Chase Bank NA	9/2026	(2,399)
USD	4,996,869	CAD	6,901,000	JPMorgan Chase Bank NA	9/2026	11,594
USD	772,730	CHF	618,000	JPMorgan Chase Bank NA	9/2026	5,909
USD	72,702,995	EUR	62,193,000	BNP Paribas SA	9/2026	386,816
USD	1,240,525	EUR	1,067,000	JPMorgan Chase Bank NA	9/2026	(151)
USD	18,364,907	GBP	13,471,000	JPMorgan Chase Bank NA	9/2026	111,156
USD	200,401	JPY	32,012,787	Royal Bank of Canada	9/2026	8
USD	3,678,532	JPY	584,350,000	JPMorgan Chase Bank NA	9/2026	12,758

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						525,840
Unrealized Appreciation						528,391
Unrealized Depreciation						(2,551)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	(9,000)	7,738	(1,262)
Generali 4.125%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	(1,591)	327	(1,264)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	(554)	(1,782)	(2,336)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	205,000	(837)	(646)	(1,483)
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	100,000	(1,415)	1,113	(302)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	170,000	(40,072)	38,894	(1,178)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,100,000	(15,565)	8,378	(7,187)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(9,238)	2,828	(6,410)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	(2,322)	(8,763)	(11,085)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	800,000	(3,268)	(1,671)	(4,939)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(47,998)	40,302	(7,696)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	550,000	(4,368)	863	(3,505)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	7,330	(9,942)	(2,612)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,995	(16,380)	(5,385)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,995	(13,613)	(2,618)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	52,049	(33,973)	18,076
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	37,178	(19,352)	17,826
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	37,178	(18,419)	18,759
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	15,911	(14,375)	1,536
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	37,178	(34,841)	2,337
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	245,000	(2,642)	388	(2,254)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	780,000	(183,859)	173,716	(10,143)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	850,000	(9,165)	1,991	(7,174)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	165,000	(1,822)	(433)	(2,255)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	800,000	(8,832)	(2,005)	(10,837)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	16,493	(25,753)	(9,260)
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	47,732	(19,260)	28,472
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	15,911	(6,873)	9,038
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,326	(23,910)	(5,584)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	12,828	(16,360)	(3,532)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	27,488	(33,535)	(6,047)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	25,656	(30,459)	(4,803)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,326	(15,809)	2,517
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	18,326	(15,928)	2,398
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	22,307	(11,201)	11,106
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	79,553	(31,477)	48,076
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	31,821	(28,388)	3,433
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	47,732	(41,761)	5,971
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,493,119	(14,525)	2,746	(11,779)
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	12,851	(14,125)	(1,274)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(291)	(410)	(701)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	14,661	(20,791)	(6,130)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	29,742	(15,158)	14,584
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	29,742	(14,030)	15,712
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	21,991	(20,086)	1,905
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,493,119	(14,525)	10,902	(3,623)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,000,000	(4,201)	690	(3,511)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	16,064	(19,622)	(3,558)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	16,064	(22,713)	(6,649)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,200,000	(21,845)	7,031	(14,814)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		450,000	28,916	(28,513)	403
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	37,178	(37,373)	(195)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,700,000	(7,142)	6,585	(557)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	29,742	(30,375)	(633)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		1,355,000	(22,972)	7,820	(15,152)

TOTAL BUY PROTECTION								400,215	(387,793)	12,422
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	291	889	1,180
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		100,000	(23,544)	21,134	(2,410)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		250,000	(53,208)	57,981	4,773

TOTAL SELL PROTECTION								(76,461)	80,004	3,543
TOTAL CREDIT DEFAULT SWAPS								323,754	(307,789)	15,965

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2036	2,386,000	(121,233)	117,880	(3,353)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	219,014,000	5,100,718	(4,250,975)	849,743
U.S. SOFR Index(2)	Annual	3.5%	Annual	LCH	9/2033	4,390,000	206,384	(102,665)	103,719
U.S. SOFR Index(2)	Annual	4%	Annual	LCH	9/2041	1,380,000	79,714	(71,267)	8,447
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	4,994,000	(458,980)	319,602	(139,378)
TOTAL INTEREST RATE SWAPS							4,806,603	(3,987,425)	819,178

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,618,834.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $234,889.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $201,707 and $196,693, respectively.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,614,258,114 or 20.5% of net assets.

(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $90,995,490 or 1.2% of net assets.

(o)	Zero coupon bond which is issued at a discount.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Principal Only Strips represent the right to receive the monthly principal payments.
(r)	Non-income producing.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Security or a portion of the security is on loan at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $41,233.
(x)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $52,532.
(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	210,596,845	2,258,268,254	2,318,368,884	8,047,984	(730)	7,268	150,502,753	150,472,659
Fidelity Floating Rate Central Fund	393,599,870	29,645,630	25,452,027	29,193,603	(2,020,099)	(2,938,502)	392,834,872	4,142,954
Fidelity Securities Lending Cash Central Fund	21,662,947	1,416,837,664	1,423,208,930	158,348	(187)	-	15,291,494	15,289,965
	625,859,662	3,704,751,548	3,767,029,841	37,399,935	(2,021,016)	(2,931,234)	558,629,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	687,392,619	-	687,392,619	-

Bank Loan Obligations
Communication Services	2,330,653	-	2,330,653	-
Consumer Discretionary	8,671,284	-	8,671,284	-
Consumer Staples	332,661	-	325,130	7,531
Energy	2,965,261	-	2,536,484	428,777
Financials	3,414,191	-	3,180,131	234,060
Health Care	3,299,172	-	3,299,172	-
Industrials	8,056,458	-	8,056,458	-
Information Technology	3,552,323	-	3,552,323	-
Materials	13,305,117	-	13,305,117	-
Utilities	1,194,311	-	550,050	644,261

Bank Notes
Financials	2,751,697	-	2,751,697	-

Collateralized Mortgage Obligations	144,602,589	-	144,602,589	-

Commercial Mortgage Securities	466,411,612	-	429,522,990	36,888,622

Common Stocks
Health Care	48,635	-	-	48,635
Industrials	231,663	231,663	-	-
Real Estate	803,786	-	-	803,786

Convertible Corporate Bonds
Energy	2,190,370	-	2,190,370	-
Financials	1,584,765	-	1,584,765	-
Industrials	959,193	-	959,193	-
Information Technology	4,410,900	-	4,410,900	-

Convertible Preferred Stocks
Communication Services	613,412	613,412	-	-
Consumer Discretionary	399,271	399,271	-	-
Financials	910,752	-	-	910,752
Information Technology	469,821	469,821	-	-

Fixed-Income Funds	392,834,872	392,834,872	-	-

Foreign Government and Government Agency Obligations	88,757,202	-	88,757,202	-

Non-Convertible Corporate Bonds
Communication Services	185,491,439	-	185,491,439	-
Consumer Discretionary	52,759,359	-	52,758,868	491
Consumer Staples	41,891,395	-	41,891,395	-
Energy	254,321,320	-	254,321,320	-
Financials	694,785,519	-	694,785,519	-
Health Care	96,737,583	-	96,737,583	-
Industrials	104,440,782	-	104,440,782	-
Information Technology	89,169,904	-	89,169,904	-
Materials	54,696,457	-	54,696,457	-
Real Estate	113,768,038	-	113,495,921	272,117
Utilities	108,792,237	-	108,790,088	2,149

Non-Convertible Preferred Stocks
Information Technology	369,979	369,979	-	-

Preferred Securities
Consumer Discretionary	683,987	-	683,987	-
Consumer Staples	327,619	-	327,619	-
Energy	2,554,832	-	2,554,832	-
Financials	10,533,885	-	10,362,294	171,591
Industrials	2,180,071	-	2,180,071	-
Materials	1,126,964	-	1,126,964	-
Real Estate	731,549	-	731,549	-

U.S. Government Agency - Mortgage Securities	1,531,820,098	-	1,531,820,098	-

U.S. Treasury Obligations	3,136,356,033	-	3,136,356,033	-

Money Market Funds	165,794,247	165,794,247	-	-

Purchased Swaptions	2,301,515	-	2,301,515	-
Total Investments in Securities:	8,494,129,402	560,713,265	7,893,003,365	40,412,772
Derivative Instruments:

Assets
Futures Contracts	114,501	114,501	-	-
Forward Foreign Currency Contracts	528,391	-	528,391	-
Swaps	6,215,371	-	6,215,371	-
Total Assets	6,858,263	114,501	6,743,762	-

Liabilities
Futures Contracts	(2,559,504)	(2,559,504)	-	-
Forward Foreign Currency Contracts	(2,551)	-	(2,551)	-
Swaps	(1,085,014)	-	(1,085,014)	-
Total Liabilities	(3,647,069)	(2,559,504)	(1,087,565)	-
Total Derivative Instruments:	3,211,194	(2,445,003)	5,656,917	-
Other Financial Instruments:

TBA Sale Commitments	(272,020,288)	-	(272,020,288)	-
Total Other Financial Instruments:	(272,020,288)	-	(272,020,288)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$7,935,500,283
Investments in securities, at value - affiliated issuers	558,629,119
Segregated cash with brokers for derivative instruments	3,217,050
Foreign currency held at value	1,899,039
Receivable for investments sold	111,747,963
Receivable for investments sold, delayed delivery	619,266
Receivable for TBA sale commitments	273,190,321
Unrealized appreciation on forward foreign currency contracts	528,391
Receivable for fund shares sold	9,082,333
Dividends receivable	1,908
Interest receivable	62,748,578
Distributions receivable from affiliated funds	3,017,022
Bi-lateral OTC swaps, at value	828,555
Total assets	8,961,009,828
Liabilities
Payable to custodian bank	474,579
Payable for investments purchased	132,036,643
Payable for investments purchased, delayed delivery	644,204,715
TBA sale commitments, at value	272,020,288
Unrealized depreciation on forward foreign currency contracts	2,551
Payable for swaps	30,375
Payable for fund shares redeemed	6,752,428
Distributions payable	576,277
Bi-lateral OTC swaps, at value	481,829
Accrued management fee	1,967,410
Payable for variation margin on futures contracts	294,494
Payable for variation margin on centrally cleared swaps	42,463
Other payables and accrued expenses	70,299
Collateral on securities loaned	15,291,370
Total liabilities	1,074,245,721
Net Assets	$7,886,764,107
Net assets consist of:
Paid in capital	8,248,300,848
Total accumulated earnings (loss)	(361,536,741)
Net Assets	$7,886,764,107

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($7,886,764,107/908,577,429 shares)	$8.68

Other Information
Unaffiliated issuers, cost	8,122,680,364
Affiliated issuers, cost	569,427,334
Foreign currency holdings, cost	1,901,193
Securities loaned, market value	23,105,407
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$1,048,005
Dividends - affiliated issuers	37,399,935
Security lending income - unaffiliated issuers	2,573
Interest	347,333,753
Total investment income	385,784,266
Expenses
Management fee	23,059,841
Independent trustees' fees and expenses	16,463
Legal	223
Total expenses	23,076,527
Expense reductions	(21,888)
Total expenses after reductions	23,054,639
Net investment income (loss)	362,729,627
Net realized gain (loss)
Investments - unaffiliated issuers	(5,581,888)
Investments - affiliated issuers	(2,021,016)
Forward foreign currency contracts	2,067,946
Foreign currency transactions	1,316,434
Futures contracts	(14,282,352)
Swaps	1,786,143
Written options	64,905
Net realized gain (loss)	(16,649,828)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(183,507,845)
Investments - affiliated issuers	(2,931,234)
Forward foreign currency contracts	(209,046)
Assets and liabilities in foreign currencies	(41,322)
Futures contracts	(4,527,135)
Swaps	3,161,759
TBA sale commitments	4,412,341
Total change in net unrealized appreciation (depreciation)	(183,642,482)
Net gain (loss)	(200,292,310)
Net increase (decrease) in net assets resulting from operations	$162,437,317
Other Information
Income from securities lending - Affiliated Issuers	158,348

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,729,627	$320,299,946
Net realized gain (loss)	(16,649,828)	(32,371,316)
Change in net unrealized appreciation (depreciation)	(183,642,482)	(32,561,063)
Net increase (decrease) in net assets resulting from operations	$162,437,317	$255,367,567
Distributions to shareholders
Distributions to shareholders	(350,177,492)	(307,999,988)
Total distributions	(350,177,492)	(307,999,988)
Net increase (decrease) in net assets resulting from share transactions	767,504,194	1,793,145,246
Total increase (decrease) in net assets	579,764,019	1,740,512,825
Net Assets
Beginning of period	7,307,000,088	5,566,487,263
End of period	$7,886,764,107	$7,307,000,088
Financial Highlights
Fidelity® Total Bond K6 Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.89	$8.97	$8.68	$9.03	$10.45
Income from Investment Operations
Net investment income (loss) A, B	.42	.43	.43	.38	.25
Net realized and unrealized gain (loss)	(.23)	(.09)	.26	(.36)	(1.39)
Total from investment operations	.19	.34	.69	.02	(1.14)
Distributions
Distributions from net investment income	(.40)	(.42)	(.40)	(.37)	(.24)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.40)	(.42)	(.40)	(.37)	(.28)
Net asset value, end of period	$8.68	$8.89	$8.97	$8.68	$9.03
Total Return C	2.19%	3.86%	8.25%	.25%	(11.07)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.30%	.30%	.30%	.30%	.30%
Ratio of expenses to average net assets net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Ratio of expenses to average net assets net of all reductions, if any	.30%	.30%	.30%	.30%	.30%
Ratio of net investment income (loss) to average net assets	4.72%	4.89%	4.92%	4.30%	2.55%
Net assets, end of period	$7,886,764,107	$7,307,000,088	$5,566,487,263	$2,496,986,387	$1,820,299,666
Portfolio turnover rate F	159%	228%	306%	203%	108%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, losses deferred due to offsetting positions, foreign currency transactions, defaulted bonds, contingent interest, certain deemed distributions, certain conversion ratio adjustments, certain losses related to deflation adjustments on U.S. Treasury inflation indexed securities, market discount, partnerships, passive foreign investment companies (PFIC), swap agreements and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Total Bond K6 Fund	8,671,012,532	62,685,643	(236,195,401)	(173,509,758)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Total Bond K6 Fund	5,106,471	(193,086,564)	(173,556,649)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Total Bond K6 Fund	(34,693,393)	(158,393,171)	(193,086,564)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Total Bond K6 Fund	350,177,492	350,177,492

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Total Bond K6 Fund	307,999,988	307,999,988

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Total Bond K6 Fund
Credit Risk
Swaps	828,555	(504,801)	(579,734)	225,320
Total Credit Risk	828,555	(504,801)	(579,734)	225,320
Foreign Exchange Risk
Forward Foreign Currency Contracts	528,391	(2,551)	2,067,946	(209,046)
Total Foreign Exchange Risk	528,391	(2,551)	2,067,946	(209,046)
Interest Rate Risk
Futures Contracts	114,501	(2,559,504)	(14,282,352)	(4,527,135)
Swaps	5,386,816	(580,213)	2,365,877	2,936,439
Purchased Swaptions	2,301,515	-	(1,167,383)	1,275,796
Written Swaptions	-	-	64,905	-
Total Interest Rate Risk	7,802,832	(3,139,717)	(13,018,953)	(314,900)

Totals	9,159,778	(3,647,069)	(11,530,741)	(298,626)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Total Bond K6 Fund
Forward Foreign Currency Contracts	91,254,656
Futures Contracts	676,118,968
Purchased Swaptions	122,670,833
Written Swaptions	5,062,500
Swaps	309,165,132

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Total Bond K6 Fund	6,670,494,443	6,291,010,529

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Total Bond K6 Fund	0.30

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Total Bond K6 Fund	32

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Total Bond K6 Fund	17,250	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Total Bond K6 Fund	8,694,799

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Total Bond K6 Fund	21,888

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Total Bond K6 Fund
Fidelity® Total Bond K6 Fund	350,177,492	307,999,988
Total	350,177,492	307,999,988

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Total Bond K6 Fund
Shares sold	318,041,732	455,938,310	2,824,553,397	4,026,693,958
Reinvestment of distributions	38,685,539	34,243,554	343,191,231	302,424,023
Shares redeemed	(270,429,816)	(288,398,978)	(2,400,240,434)	(2,535,972,735)
Net increase (decrease)	86,297,455	201,782,886	767,504,194	1,793,145,246

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $350,177,492 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884015.109
TBDK6-ANN-1026
Fidelity® Total Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Total Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.5%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (b)(c)(p)		26,320,000	26,320,132
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(p)		8,822,000	8,840,199
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (b)(c)(p)		23,122,000	23,168,984
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (b)(c)(p)		25,870,000	25,977,154
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (b)(c)(p)		26,968,000	26,971,209
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (b)(c)(p)		22,148,000	22,195,330
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(p)		30,827,000	30,850,922
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(p)		26,077,000	26,109,753
GoldenTree Loan Management US CLO Ltd Series 2026-21A Class DJR, CME Term SOFR 3 month Index + 4%, 7.7292% 10/20/2039 (b)(c)(p)		585,000	585,617
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (b)(c)(p)		26,860,000	26,881,488
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (b)(c)(p)		28,900,000	28,843,790
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (b)(c)(p)		21,828,000	21,861,069
TOTAL BAILIWICK OF JERSEY			268,605,647
BERMUDA - 0.2%
OHA Credit Funding Ltd Series 2026-18RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.7682% 7/20/2039 (b)(c)(p)		31,394,000	31,463,381
OHA Credit Funding Ltd Series 2026-18RA Class A2, CME Term SOFR 3 month Index + 1.35%, 4.9182% 7/20/2039 (b)(c)(p)		1,651,000	1,648,106
RR 27 Ltd Series 2025-27A Class A1AR, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2040 (b)(c)(p)		12,993,000	12,995,962
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (b)(c)(p)		17,374,000	17,374,000
TOTAL BERMUDA			63,481,449
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (p)		3,836,983	3,849,556
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
720 East CLO X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 5.5%, 5.5% 10/20/2039 (b)(c)(e)(p)		250,000	250,026
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (b)(c)(p)		27,595,000	27,592,903
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (b)(c)(p)		23,628,000	23,636,884
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (b)(c)(p)		39,309,000	39,369,968
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (b)(c)(p)		31,400,000	31,446,786
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(p)		26,700,000	26,733,455
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (b)(c)(p)		18,308,000	18,380,701
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1592% 7/20/2038 (b)(c)(p)		320,000	323,070
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (b)(c)(p)		24,952,000	25,018,198
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (b)(c)(p)		12,260,278	12,263,025
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (b)(c)(p)		16,637,000	16,661,939
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (b)(c)(p)		23,510,000	23,531,958
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.0395% 7/17/2038 (b)(c)(p)		34,486,000	34,555,110
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.4029% 3/31/2038 (b)(c)(p)		150,000	150,911
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (b)(c)(p)		15,712,000	15,735,568
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(p)		171,000	170,616
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4792% 7/20/2038 (b)(c)(p)		150,000	151,081
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (b)(c)(p)		28,887,000	28,918,660
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (b)(c)(p)		16,750,000	16,771,407
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (b)(c)(p)		177,000	177,064
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (b)(c)(p)		9,381,004	9,387,036
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (b)(c)(p)		24,463,000	24,478,167
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (b)(c)(p)		23,087,000	23,131,235
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (b)(c)(p)		24,101,000	24,151,154
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (b)(c)(p)		16,120,000	16,147,823
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(p)		21,807,000	21,849,829
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (b)(c)(p)		260,000	260,305
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (p)		19,221,976	18,249,278
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.6029% 3/31/2038 (b)(c)(p)		530,000	531,863
Capital Four US CLO V Ltd Series 2026-5A Class D1, CME Term SOFR 3 month Index + 2.95%, 6.6743% 7/15/2037 (b)(c)(p)		430,000	429,882
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(p)		18,307,000	18,349,069
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.5602% 7/25/2038 (b)(c)(p)		250,000	253,396
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (b)(c)(p)		26,139,000	26,173,530
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (b)(c)(p)		17,663,000	17,684,266
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (b)(c)(p)		18,585,000	18,595,668
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2038 (b)(c)(p)		17,958,000	18,003,236
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (c)(e)(p)		17,738,000	17,738,089
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2038 (b)(c)(p)		425,000	426,022
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 10/15/2038 (b)(c)(p)		42,055,000	42,148,741
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (b)(c)(p)		392,000	397,728
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (b)(c)(p)		22,864,000	22,919,582
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (b)(c)(p)		15,243,000	15,275,605
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8219% 4/25/2038 (b)(c)(p)		20,000,000	20,025,540
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(p)		27,619,000	27,646,536
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(k)(l)(p)		407,341	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2039 (b)(c)(p)		475,000	475,759
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 4/15/2039 (b)(c)(p)		250,000	253,291
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (b)(c)(p)		27,944,000	27,966,942
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (b)(c)(p)		36,609,000	36,626,682
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (b)(c)(p)		23,472,000	23,477,140
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (b)(c)(p)		168,000	168,069
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9732% 11/20/2038 (b)(c)(p)		41,926,000	41,987,212
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(e)(p)		21,574,000	21,574,108
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (b)(c)(p)		23,114,000	23,156,807
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (b)(c)(p)		23,024,000	23,079,488
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (b)(c)(p)		27,878,000	27,900,302
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (b)(c)(p)		259,000	259,380
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.6292% 4/20/2039 (b)(c)(p)		440,000	441,688
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (p)		17,899,167	17,827,376
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 7/20/2037 (b)(c)(p)		100,000	100,274
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 9.1958% 7/20/2039 (b)(c)(p)		150,000	151,221
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (b)(c)(p)		27,334,000	27,389,351
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (p)		4,033,070	3,992,731
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (p)		1,703,614	1,690,827
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.7332% 4/22/2036 (b)(c)(p)		120,000	120,178
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(p)		16,948,000	16,931,459
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1602% 10/25/2037 (b)(c)(p)		28,658,000	28,705,372
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (b)(c)(p)		23,298,000	23,375,163
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(p)		16,401,000	16,410,234
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (b)(c)(p)		14,906,000	14,932,026
Magnetite XLVII Ltd Series 2024-47A Class A, CME Term SOFR 3 month Index + 1.33%, 5.1402% 1/25/2038 (b)(c)(p)		23,456,000	23,512,576
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (b)(c)(p)		29,129,000	29,129,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (b)(c)(p)		29,129,000	29,129,146
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (b)(c)(p)		21,992,000	21,994,023
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (b)(c)(p)		29,999,000	30,025,609
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (b)(c)(p)		27,967,000	27,941,186
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (b)(c)(p)		20,641,000	20,712,211
Navesink CLO 3 Ltd / Navesink CLO 3 LLC Series 2026-3A Class D2R, CME Term SOFR 3 month Index + 4.35%, 8.0358% 7/15/2037 (b)(c)(p)		250,000	250,027
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (b)(c)(p)		22,806,000	22,837,472
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (b)(c)(p)		38,437,000	38,480,319
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (b)(c)(p)		150,000	151,484
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (b)(c)(p)		20,822,000	20,752,808
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3337% 1/21/2038 (b)(c)(p)		430,000	431,118
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (b)(c)(p)		24,292,000	24,345,734
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (b)(c)(p)		16,060,000	16,089,566
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (b)(c)(p)		15,455,000	15,495,245
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (b)(c)(p)		23,658,000	23,687,147
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (b)(c)(p)		27,221,000	27,268,256
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (b)(c)(p)		22,652,000	22,679,296
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (b)(c)(p)		21,315,000	21,314,659
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (b)(c)(p)		9,378,000	9,392,939
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (b)(c)(p)		25,069,000	25,121,294
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (b)(c)(p)		20,173,000	20,177,983
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(p)		17,965,914	17,970,873
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (b)(c)(p)		17,736,708	17,721,029
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.2529% 7/15/2033 (b)(c)(p)		253,000	254,165
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(p)		21,089,000	21,096,086
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (p)		6,015,984	5,913,772
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (p)		320,000	307,187
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (b)(c)(p)		18,657,000	18,677,299
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (b)(c)(p)		11,991,000	12,008,075
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (b)(c)(p)		31,230,000	31,292,460
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (b)(c)(p)		16,791,000	16,781,614
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (b)(c)(p)		26,176,000	26,184,036
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.565% 4/25/2037 (p)		620,000	606,136
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (b)(c)(p)		14,870,000	14,898,892
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(p)		22,864,000	22,894,112
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (b)(c)(p)		18,963,000	18,988,847
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.5203% (b)(c)(k)(l)(p)		1,100,935	0
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (p)		2,242,192	2,235,513
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 6.9837% 1/21/2039 (b)(c)(p)		250,000	251,072
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (b)(c)(p)		1,639,000	1,319,828
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(p)		7,846,000	7,862,696
Voya CLO Ltd Series 2026-1A Class A1AR, CME Term SOFR 3 month Index + 1.22%, 4.9825% 7/15/2039 (b)(c)(p)		51,000,000	51,048,909
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(e)(p)		18,405,000	18,425,117
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			1,882,742,806
IRELAND - 0.0%
Blackrock European Clo III Designated Activity Co Series 2026-3XR Class ARR, 3 month EURIBOR + 1.27%, 3.64% 10/19/2039 (b)(c)(q)	EUR	1,500,000	1,742,761
CIFC European Funding CLO I DAC Series 2026-1X Class ARR, 3 month EURIBOR + 1.27%, 3.597% 7/15/2040 (b)(c)(q)	EUR	3,050,000	3,549,693
CVC Cordatus Loan Fund XVII DAC Series 2026-17XR Class ARR, 3 month EURIBOR + 1.27%, 3.82 2/27/2041 (b)(c)(q)	EUR	3,750,000	4,355,813
Jubilee CLO DAC Series 2026-25X Class AR, 3 month EURIBOR + 1.3%, 3.627% 10/15/2039 (b)(c)(q)	EUR	1,900,000	2,209,944
RRE 12 Loan Management DAC Series 2026-12X Class A1RR, 3 month EURIBOR + 1.27%, 3.616% 10/15/2041 (b)(c)(q)	EUR	1,290,000	1,500,887
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (p)		4,590,200	4,601,232
TOTAL IRELAND			17,960,330
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (b)(c)(p)		30,287,000	30,345,908
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(p)		18,066,000	18,049,199
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (b)(c)(p)		15,110,000	15,151,431
TOTAL MULTI-NATIONAL			63,546,538
NETHERLANDS - 0.0%
Avoca CLO XIII DAC Series 2026-13X Class ARRR, 3 month EURIBOR + 1.26%, 3.587% 10/15/2039 (b)(c)(q)	EUR	3,550,000	4,129,238
UNITED STATES - 3.0%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (p)		12,946,707	12,916,629
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (p)		7,369,756	7,310,798
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (p)		11,855,185	11,926,891
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (p)		10,855,221	10,920,879
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (p)		10,400,000	10,406,361
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (p)		17,300,000	17,141,119
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (p)		8,440,000	8,366,888
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (p)		16,460,000	16,326,728
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (p)		17,265,605	17,227,124
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (p)		966,731	961,220
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (p)		238,042	236,412
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (p)		1,197,012	1,200,563
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (p)		4,101,809	4,103,141
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (p)		3,540,000	3,528,566
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (p)		2,290,000	2,290,779
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A, 5.49% 6/20/2029 (p)		8,018,000	8,094,875
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (p)		2,220,000	2,215,829
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (p)		6,300,000	6,247,714
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (p)		6,300,000	6,239,356
Balboa Bay Loan Funding Ltd Series 2024-1A Class ERR, CME Term SOFR 3 month Index + 7.15%, 10.8792% 10/20/2035 (b)(c)(p)		200,000	199,773
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (p)		2,984,166	2,959,395
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037		12,255,000	12,201,359
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (p)		4,012,488	3,965,881
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029		882,350	886,139
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028		4,877,011	4,881,045
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029		17,440,000	17,474,934
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		7,100,000	7,093,996
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		6,400,000	6,381,972
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (p)		1,480,994	1,470,602
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (p)		1,639,888	1,626,772
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (p)		7,616,545	7,533,557
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (p)		7,600,000	7,575,712
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (p)		2,500,000	2,524,479
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (p)		5,580,000	5,415,065
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (p)		2,705,000	2,793,532
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (p)		17,151,675	16,963,226
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (p)		22,997,970	22,459,082
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (p)		19,051,038	18,701,457
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (p)		15,448,263	15,006,321
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (p)		16,420,000	16,206,525
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (p)		16,568,000	16,365,884
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (p)		4,020,000	3,990,145
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.9029% 10/15/2037 (b)(c)(p)		250,000	251,760
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (p)		1,931,427	1,941,188
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (p)		1,335,544	1,337,340
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (p)		29,755,700	29,536,299
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (p)		10,565,240	10,027,332
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029		5,104,651	5,107,054
Exeter Automobile Receivables Trust Series 2026-4A, 4.37% 12/15/2028		5,582,000	5,579,753
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		2,955,304	2,957,885
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (p)		48,623,661	48,095,968
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (p)		21,398,110	21,129,339
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (p)		30,855,579	30,790,579
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028		2,325,516	2,330,797
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (p)		12,650,000	12,668,542
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (p)		2,800,000	2,802,409
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (b)(c)(p)		22,131,000	22,189,160
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (b)(c)(p)		14,598,000	14,602,555
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (b)(c)(p)		20,870,000	20,870,000
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (p)		10,300,000	10,289,879
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (p)		9,930,000	9,903,272
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (p)		411,548	413,070
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (p)		884,712	861,738
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (p)		3,984,160	3,955,350
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (p)		568,179	525,192
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (p)		32,613,350	32,393,912
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (p)		14,251,050	14,146,615
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		3,076,162	3,077,293
LMDV Issuer Co LLC Series 2025-1A Class C, 7.88% 12/15/2055 (p)		1,540,000	1,549,347
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (p)		4,910,000	4,900,193
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(p)		23,363,000	23,375,125
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (p)		1,070,130	1,071,759
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (p)		6,976,345	6,986,324
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (p)		5,000,000	4,991,097
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (p)		460,000	465,573
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (p)		1,160,000	1,149,137
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (p)		2,485,000	2,463,556
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (p)		33,791,167	32,778,081
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (b)(c)(p)		23,001,000	23,030,901
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (b)(c)(p)		20,836,000	20,836,104
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (p)		1,200,000	1,193,685
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (p)		4,100,000	4,084,119
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (p)		8,300,000	8,278,598
Optn Series 2026-A Class A, 4.32% 1/9/2034 (p)		8,250,000	8,163,670
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (p)		7,189,152	7,205,954
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (p)		16,845,062	16,300,928
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (p)		1,676,839	1,695,711
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (p)		13,845,000	13,752,239
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (p)		16,676,660	15,848,926
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (p)		16,043,870	14,796,651
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (p)		15,915,113	15,638,831
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (p)		4,150,590	4,161,066
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (b)(c)(p)		6,590,700	6,575,860
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (p)		1,450,000	1,444,744
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (p)		1,423,000	1,400,196
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (p)		1,544,000	1,538,136
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(p)		4,192,462	4,129,991
Reprise Personal Loan Securities Series 2026-1 Class A, 5.54% 4/18/2033 (p)		3,937,342	3,938,129
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (p)		1,286,000	1,248,833
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (p)		9,460,188	9,444,149
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (p)		7,900,000	7,893,927
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029		8,342,490	8,353,105
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031		3,800,000	3,811,490
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (p)		6,959,000	6,717,738
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (p)		2,796,358	2,789,042
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (p)		3,300,000	3,251,347
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(k)(p)		1,360,000	986,577
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (p)		15,008,343	14,982,338
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A, 4.77% 8/20/2031 (p)		12,100,000	12,081,676
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (p)		20,363,295	20,070,994
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (p)		39,057,323	39,123,334
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (p)		23,219,423	23,184,405
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (p)		29,646,938	28,239,932
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (p)		38,840,190	37,961,640
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (p)		22,334,190	21,626,308
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (p)		2,160,000	2,187,423
Taco Bell Fdg LLC Series 2018-1A Class A2II, 4.94% 11/25/2048 (p)		9,210,675	9,160,016
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (p)		33,085,000	32,277,710
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (b)(c)		9,645	10,238
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (p)		8,122,127	8,060,829
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (p)		962,000	952,347
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (p)		3,882,726	3,882,660
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (p)		1,931,000	1,920,700
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (p)		2,399,000	2,387,133
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (p)		476,000	472,352
U S Bank Natl Assn Series 2026-SUP1 Class E, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1432% 6/27/2033 (b)(c)(p)		974,119	974,121
U S Bank Natl Assn Series 2026-SUP1 Class R, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1432% 6/27/2033 (b)(c)(p)		897,805	897,801
U S Bank Natl Assn Series 2026-XOV1 Class D, U.S. 30-Day Avg. SOFR Index + 4.75%, 0% 9/25/2033 (b)(c)(p)		250,000	250,000
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (p)		4,328,000	4,325,468
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (p)		1,435,000	1,424,637
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (p)		1,980,000	1,994,178
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (p)		5,806,000	5,908,796
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (p)		1,150,000	1,145,382
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (c)(p)		5,011,309	5,007,720
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (p)		5,464,968	5,474,717
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (p)		7,100,000	7,095,257
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (p)		1,717,434	1,718,171
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (p)		914,065	915,627
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (p)		18,393,699	18,246,545
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (p)		399,921	402,426
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (p)		7,162,743	7,043,522
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028		1,517,975	1,521,679
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027		1,337,129	1,337,445
TOTAL UNITED STATES			1,272,629,372
TOTAL ASSET-BACKED SECURITIES (Cost $3,586,843,472)			3,576,944,936

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 12/13/2029 (b)(c)(i)	2,898,400	2,904,574
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9353% 1/22/2031 (b)(c)(i)	342,275	342,976
		3,247,550
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/20/2030 (b)(c)(i)	4,542,034	4,541,216
TOTAL CONSUMER DISCRETIONARY		7,788,766
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (b)(c)(i)	3,829,423	3,831,835
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7322% 12/12/2031 (b)(c)(i)	6,624,498	6,642,715
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5727% 11/3/2031 (b)(c)(i)	3,248,844	3,230,586
TOTAL HEALTH CARE		9,873,301
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 3/21/2031 (b)(c)(i)	1,836,841	1,832,708
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6546% 5/30/2028 (b)(c)(i)	2,165,032	2,045,955
TOTAL CANADA		25,372,565
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (b)(c)(i)(k)	1,645,573	1,645,573
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 15%, 15% 11/30/2026 (b)(c)(i)(k)	772,635	772,634

TOTAL COLOMBIA		2,418,207
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (b)(c)(i)	5,269,821	5,268,608
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (b)(c)(i)	3,214,612	3,224,931
Ahlstrom Holding 3 Oy Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2815% 5/23/2030 (b)(c)(i)	2,210,685	2,217,781

TOTAL FINLAND		5,442,712
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (b)(c)(i)	23,274,561	23,588,768
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (b)(c)(i)	1,315,000	1,319,379
TOTAL FRANCE		24,908,147
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/3/2030 (b)(c)(i)	3,930,150	3,950,430
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/30/2030 (b)(c)(i)	3,647,906	3,664,832

TOTAL GERMANY		7,615,262
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (b)(c)(i)	3,514,614	3,523,400
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0172% 1/9/2032 (b)(c)(i)	3,122,658	3,118,255
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(i)(k)(l)	3,386,224	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(c)(i)(k)	106,503	106,503
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (b)(c)(i)(k)	238,907	238,907
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (b)(c)(i)(k)	1,051,814	371,817

TOTAL INDIA		717,227
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (b)(c)(i)	3,168,000	3,109,392
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (b)(c)(i)	193,000	119,418
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (b)(c)(i)	4,599,593	3,925,753
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(i)(l)	1,442,974	31,024
TOTAL FINANCIALS		3,956,777
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (b)(c)(i)	2,115,753	2,028,478
TOTAL LUXEMBOURG		6,104,673
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (b)(c)(i)	4,781,229	4,786,202
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4799% 10/8/2032 (b)(c)(i)	1,286,775	1,287,586
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.213% 7/8/2031 (b)(c)(i)	4,073,010	4,087,021
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche NEW HOLDCO, term loan CME Term SOFR 3 month Index + 12%, 12% 8/31/2029 (b)(c)(i)(k)	3,058,622	1,635,843
Enstall Group BV Tranche REINSTATED TERM 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3322% 8/31/2030 (b)(c)(i)(k)	4,270,989	3,913,251
TOTAL UTILITIES		5,549,094
TOTAL NETHERLANDS		15,709,903
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0029% 1/31/2032 (b)(c)(i)	1,002,000	980,587
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.55% 11/17/2031 (b)(c)(i)	4,241,882	4,254,777
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (b)(c)(i)	6,618,413	6,428,133
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (b)(c)(i)	9,917,926	9,733,552

TOTAL SWITZERLAND		16,161,685
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1466% 12/2/2031 (b)(c)(i)	11,142,774	11,183,891
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8009% 7/21/2030 (b)(c)(i)	9,921,091	9,899,365
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (b)(c)(i)	2,709,217	2,702,444
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (b)(c)(i)	2,547,740	2,546,491
TOTAL CONSUMER DISCRETIONARY		15,148,300
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (b)(c)(i)	2,169,100	2,176,323
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/10/2031 (b)(c)(i)	12,260,000	12,302,174
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6853% 1/21/2030 (b)(c)(i)	1,417,152	1,421,956
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9381% 3/15/2032 (b)(c)(i)	5,553,900	5,523,798
TOTAL UNITED KINGDOM		47,756,442
UNITED STATES - 5.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.8201% 7/2/2031 (c)(i)	3,285,316	3,373,625
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.9364% 4/3/2031 (b)(c)(i)	4,015,000	3,422,788
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/29/2032 (b)(c)(i)	7,265,000	7,289,628
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 10/6/2032 (b)(c)(i)	4,243,675	4,248,980
		18,335,021
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (b)(c)(i)	7,111,854	5,237,880
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.2382% 5/15/2031 (b)(c)(i)	11,985,000	12,047,921
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 8/30/2030 (b)(c)(i)	1,562,339	1,566,495
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6519% 10/21/2032 (b)(c)(i)	1,189,025	1,189,025
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2509% 8/4/2033 (b)(c)(i)	12,085,000	12,196,182
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/17/2033 (b)(c)(i)	3,159,129	3,170,975
		35,408,478
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/8/2031 (b)(c)(i)	1,828,890	1,766,031
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (b)(c)(i)	2,147,963	2,131,853
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.0136% 4/18/2030 (b)(c)(i)	3,127,090	2,605,898
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (b)(c)(i)	13,722,911	12,930,413
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/3/2033 (b)(c)(i)	16,599,519	16,631,888
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2056% 6/16/2032 (b)(c)(i)	3,166,697	3,040,029
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/28/2032 (b)(c)(i)	3,732,300	3,731,852
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 3/21/2033 (b)(c)(i)	4,678,714	4,689,756
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (b)(c)(i)	496,969	456,903
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9822% 12/31/2030 (b)(c)(i)	2,657,541	2,395,109
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7227% 2/19/2030 (b)(c)(i)	1,050,755	767,713
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (b)(c)(i)	2,787,429	2,789,742
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 1/31/2029 (b)(c)(i)	6,189,403	6,133,018
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3009% 1/31/2029 (b)(c)(i)	2,372,993	2,358,162
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 1/30/2031 (b)(c)(i)	6,965,000	7,020,372
		67,682,708
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 1/30/2031 (b)(c)(i)	7,756,242	7,797,428
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.061% 7/1/2033 (b)(c)(i)	2,200,000	2,167,000
		9,964,428
TOTAL COMMUNICATION SERVICES		133,156,666
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.907% 2/3/2033 (b)(c)(i)	2,078,688	2,082,595
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 3/3/2028 (b)(c)(i)	3,345,623	1,898,641
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/28/2032 (b)(c)(i)	6,547,100	6,563,468
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/6/2030 (b)(c)(i)	3,763,053	3,773,401
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 3/25/2032 (b)(c)(i)	2,162,680	2,162,680
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (b)(c)(i)	1,372,085	983,003
		17,463,788
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 6/3/2028 (b)(c)(i)	9,078,801	8,758,592
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (b)(c)(i)	2,417,850	2,417,850
		11,176,442
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0575% 11/8/2032 (b)(c)(i)	3,226,253	3,236,609
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/23/2032 (b)(c)(i)	53,408,007	53,617,900
		56,854,509
Distributors - 0.1%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 7/1/2033 (b)(c)(i)	735,000	735,919
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 12/11/2030 (b)(c)(i)	6,692,226	6,613,592
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 12/29/2032 (b)(c)(i)	10,019,888	9,879,609
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7337% 7/5/2033 (b)(c)(i)	1,361,210	1,367,445
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 1% 7/5/2033 (b)(c)(i)(j)	143,790	144,448
Protective Industrial Products Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4087% 5/21/2032 (b)(c)(i)	4,349,750	4,365,061
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 8/1/2030 (b)(c)(i)	3,965,716	3,977,772
		27,083,846
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2056% 7/2/2033 (b)(c)(i)	12,135,000	12,173,711
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/2/2029 (b)(c)(i)	3,898,119	3,902,992
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1525% 8/19/2030 (b)(c)(i)	2,343,070	2,331,354
		18,408,057
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7505% 2/7/2029 (b)(c)(i)	5,031,995	5,049,305
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2030 (b)(c)(i)	2,139,560	2,143,582
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2587% 8/5/2033 (b)(c)(i)	2,151,579	2,153,601
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2030 (b)(c)(i)	12,667,788	12,356,414
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/6/2031 (b)(c)(i)	4,583,577	4,407,889
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 11/1/2031 (b)(c)(i)	4,498,827	3,478,718
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0625% 6/29/2029 (b)(c)(i)	3,249,925	2,664,256
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (b)(c)(i)	3,517,790	3,537,982
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 1/29/2029 (b)(c)(i)	28,763,754	28,824,734
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 2/12/2029 (b)(c)(i)	1,710,625	1,714,046
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (b)(c)(i)	6,148,326	6,020,257
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/28/2032 (b)(c)(i)	6,550,290	6,317,755
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2609% 12/4/2031 (b)(c)(i)	2,796,424	2,802,184
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/27/2032 (b)(c)(i)	1,598,850	1,604,590
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 1/17/2031 (b)(c)(i)	2,169,929	2,162,399
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2033 (b)(c)(i)	9,162,925	9,119,401
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4173% 11/8/2030 (b)(c)(i)	2,008,852	2,013,372
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.593% 10/31/2031 (b)(c)(i)	9,127,781	8,810,591
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/26/2030 (b)(c)(i)	6,499,990	6,426,865
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3904% 11/5/2031 (b)(c)(i)	3,905,723	3,897,912
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6587% 4/16/2029 (b)(c)(i)	3,301,492	3,301,492
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (b)(c)(i)	6,148,533	5,893,738
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 4/1/2031 (b)(c)(i)	3,155,600	3,164,467
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 7/18/2031 (b)(c)(i)	2,210,701	2,210,281
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (b)(c)(i)	2,155,246	2,155,246
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 7/2/2032 (b)(c)(i)	6,874,644	6,541,224
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(j)	294,570	280,283
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 3/14/2031 (b)(c)(i)	6,119,523	6,131,946
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5068% 11/21/2031 (b)(c)(i)	3,677,073	3,672,955
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3921% 8/13/2033 (b)(c)(i)	7,115,000	7,131,151
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0723% 9/3/2029 (b)(c)(i)	3,036,909	2,652,376
		158,641,012
Household Durables - 0.0%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.65% 10/24/2031 (b)(c)(i)	1,859,356	1,870,512
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 6/29/2028 (b)(c)(i)	6,086,726	5,833,092
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (b)(c)(i)	10,624,890	10,560,716
		18,264,320
Specialty Retail - 0.3%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7577% 10/16/2031 (b)(c)(i)	5,394,462	5,401,205
Carvana Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/15/2033 (b)(c)(i)(m)	3,005,000	2,987,481
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5141% 2/23/2029 (b)(c)(i)	6,455,137	6,359,795
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9556% 6/9/2031 (b)(c)(i)	2,819,775	2,820,959
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5381% 6/6/2031 (b)(c)(i)	2,903,121	2,241,355
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6881% 6/6/2031 (b)(c)(i)	1,834,284	1,522,456
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (b)(c)(i)	1,745,000	1,742,278
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(i)(k)(l)	15,864	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (b)(c)(i)	4,272,707	4,282,235
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (b)(c)(i)	2,513,700	2,522,498
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3009% 10/20/2028 (b)(c)(i)	5,281,467	5,187,827
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 10/20/2028 (b)(c)(i)	1,347,500	1,337,178
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (b)(c)(i)	6,545,875	6,324,952
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.561% 9/4/2029 (b)(c)(i)	14,168,824	13,260,320
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/30/2031 (b)(c)(i)	5,230,000	5,263,995
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 10/31/2029 (b)(c)(i)	6,335,901	6,332,733
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 2/10/2033 (b)(c)(i)	2,160,000	2,158,272
		69,745,539
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4837% 8/26/2031 (b)(c)(i)	7,159,894	7,162,113
TOTAL CONSUMER DISCRETIONARY		384,799,626
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7529% 4/1/2032 (b)(c)(i)	2,107,408	2,105,153
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (b)(c)(i)	3,946,140	2,760,088
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9322% 1/24/2030 (b)(c)(i)	1,154,718	435,329
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2322% 1/24/2029 (b)(c)(i)	2,569,230	2,603,272
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (b)(c)(i)	8,468,775	8,517,386
		16,421,228
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (b)(c)(i)	5,931,939	5,401,802
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (b)(c)(i)	6,204,580	4,191,194
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (b)(c)(i)(k)	1,473,612	1,072,052
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (b)(c)(i)(k)	389,020	372,020
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.002% 4/1/2029 (b)(c)(i)	1,068,452	1,067,116
		12,104,184
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 12/23/2030 (b)(c)(i)	3,231,300	3,244,775
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 10/28/2032 (b)(c)(i)	4,213,825	4,228,868
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(i)(k)(l)	3,721,087	1,409,287
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 2/12/2031 (b)(c)(i)	4,212,133	4,170,012
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2612% 7/9/2032 (b)(c)(i)	4,503,575	4,526,094
		17,579,036
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5509% 5/17/2028 (b)(c)(i)	3,657,600	3,248,424
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 6/13/2033 (b)(c)(i)	1,778,246	1,787,137
		5,035,561
TOTAL CONSUMER STAPLES		51,140,009
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3921% 7/9/2031 (b)(c)(i)	3,085,050	3,099,982
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (b)(c)(i)	10,499,370	10,455,168
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7081% 5/17/2032 (b)(c)(i)	2,395,000	2,402,975
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (b)(c)(i)	2,192,660	2,198,142
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 5/30/2031 (b)(c)(i)	1,428,050	1,430,435
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(l)	41,202,032	25,928,027
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (b)(c)(i)	2,941,477	2,939,654
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9114% 5/25/2029 (b)(c)(i)	367,932	367,704
TOTAL ENERGY		48,822,087
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/16/2031 (b)(c)(i)	5,382,780	5,299,347
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (b)(c)(i)	8,304,034	8,318,318
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/17/2031 (b)(c)(i)	2,666,868	2,663,534
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/15/2031 (b)(c)(i)	5,895,423	5,823,086
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/5/2031 (b)(c)(i)	3,158,995	3,154,604
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5087% 2/3/2032 (b)(c)(i)	6,108,557	6,093,286
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(c)(i)(j)(m)	278,750	278,053
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 6/30/2033 (b)(c)(i)	7,005,000	7,034,211
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (b)(c)(i)	2,695,875	2,701,482
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/1/2028 (b)(c)(i)	2,207,567	2,214,013
		43,579,934
Financial Services - 0.2%
ACNR Holdings Inc 2LN, term loan 13% (c)(i)(k)(n)	554,160	548,175
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4353% 11/5/2032 (b)(c)(i)	2,920,338	2,919,871
Cub Financing Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0087% 8/5/2033 (b)(c)(i)	1,325,000	1,330,804
Cyrusone Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7375% 7/8/2033 (b)(c)(i)	1,810,000	1,757,963
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(i)(k)(l)	160,254	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 9/22/2032 (b)(c)(i)	3,333,250	2,666,600
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6421% 1/9/2027 (b)(c)(i)(k)	3,063,925	3,048,605
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (b)(c)(i)	1,898,121	1,893,376
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 11/17/2031 (b)(c)(i)	6,375,286	6,222,662
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 7/31/2031 (b)(c)(i)	7,923,494	7,708,926
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 7/31/2031 (b)(c)(i)	2,356,739	2,328,010
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4364% 2/16/2032 (b)(c)(i)	1,875,000	1,817,587
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7486% 10/8/2032 (b)(c)(i)	2,538,638	2,541,024
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 8/2/2032 (b)(c)(i)	1,989,547	1,960,957
Project Build Tranche DELAYED DRAW TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 1% 6/30/2031 (b)(c)(i)(j)	1,308,770	1,279,322
Project Build Tranche TAKEBACK TL 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1658% 6/30/2031 (b)(c)(i)	10,289,446	10,057,934
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5602% 2/20/2030 (b)(c)(i)	2,732,967	2,732,967
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (b)(c)(i)	1,676,579	1,677,283
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2031 (b)(c)(i)	2,782,310	2,777,886
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/24/2031 (b)(c)(i)	1,816,303	1,813,614
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (i)(k)	4,535,300	4,560,834
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2332% 2/20/2032 (b)(c)(i)	15,604,480	15,671,735
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (b)(c)(i)(m)	1,415,000	1,419,712
		78,735,847
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 6/21/2032 (b)(c)(i)	8,144,751	6,441,114
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 11/6/2030 (b)(c)(i)	28,307,433	23,967,054
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/28/2032 (b)(c)(i)	6,697,953	6,539,747
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 9/19/2031 (b)(c)(i)	5,368,303	5,354,614
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (b)(c)(i)	4,200,891	4,158,924
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (b)(c)(i)	15,711,953	15,564,732
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (b)(c)(i)	4,197,600	4,159,108
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5727% 2/23/2033 (b)(c)(i)	18,954,992	18,141,444
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3343% 1/20/2029 (b)(c)(i)	4,753,065	4,757,296
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (b)(c)(i)	7,821,371	7,692,318
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (b)(c)(i)	12,123,023	12,151,391
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 9/15/2031 (b)(c)(i)	3,562,484	3,558,030
TFP US Financing LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4832% 8/19/2033 (b)(c)(i)	4,165,000	4,097,319
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (b)(c)(i)	1,361,779	1,362,160
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (b)(c)(i)	6,343,371	6,346,353
		124,291,604
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/16/2033 (b)(c)(i)	2,265,000	2,270,663
TOTAL FINANCIALS		248,878,048
Health Care - 0.5%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (b)(c)(i)	2,450,000	2,447,452
Creek Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6404% 8/12/2033 (b)(c)(i)	7,955,000	7,974,888
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (b)(c)(i)	2,553,600	2,560,954
		12,983,294
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 1/15/2031 (b)(c)(i)	4,997,300	5,024,786
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (b)(c)(i)	9,415,000	9,278,200
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/1/2031 (b)(c)(i)	7,004,210	7,032,226
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1864% 8/21/2030 (b)(c)(i)	1,785,522	1,687,318
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 8/23/2032 (b)(c)(i)	8,282,599	8,015,485
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/30/2031 (b)(c)(i)	2,249,593	2,256,634
		33,294,649
Health Care Providers & Services - 0.2%
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.6864% 9/17/2032 (b)(c)(i)	1,273,600	1,277,510
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (b)(c)(i)(k)	1,442,948	209,083
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1446% 6/30/2031 (b)(c)(i)	4,595,888	4,606,091
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/9/2031 (b)(c)(i)	5,297,573	5,285,971
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/6/2033 (b)(c)(i)	2,118,988	2,126,573
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2227% 8/13/2031 (b)(c)(i)	1,170,000	1,174,750
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.9087% 10/1/2032 (b)(c)(i)	1,917,067	1,925,368
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6864% 9/24/2031 (b)(c)(i)	5,658,150	5,270,567
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/23/2031 (b)(c)(i)	1,710,346	1,719,702
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.1041% 10/23/2031 (b)(c)(i)(j)	221,784	222,997
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 8/25/2032 (b)(c)(i)	3,159,474	3,168,699
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (b)(c)(i)	4,505,000	4,519,101
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 4/15/2031 (b)(c)(i)	3,643,051	3,654,855
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (b)(c)(i)	691,662	584,454
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6864% 12/12/2030 (b)(c)(i)	8,603,438	8,683,363
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 2/21/2031 (b)(c)(i)	2,362,945	2,365,379
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1881% 12/4/2031 (b)(c)(i)	9,720,116	9,736,155
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (b)(c)(i)	3,016,000	3,002,006
		59,532,624
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 2/16/2032 (b)(c)(i)	4,185,000	4,180,522
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	1,300,000	1,246,778
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4556% 3/26/2032 (b)(c)(i)	1,920,600	1,826,971
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4556% 5/1/2031 (b)(c)(i)	7,723,929	7,366,697
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/28/2029 (b)(c)(i)	3,973,538	3,939,405
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 11/26/2031 (b)(c)(i)	7,732,426	7,656,880
		26,217,253
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 12/12/2031 (b)(c)(i)	9,304,130	9,339,021
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 10/8/2030 (b)(c)(i)	31,405,716	31,215,084
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/2/2032 (b)(c)(i)	3,225,645	3,236,387
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 10/31/2032 (b)(c)(i)	1,373,100	1,372,413
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 4/23/2031 (b)(c)(i)	4,245,972	4,254,803
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/5/2028 (b)(c)(i)	4,831,514	4,843,303
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 5/19/2031 (b)(c)(i)	4,213,007	4,207,066
		49,129,056
TOTAL HEALTH CARE		190,495,897
Industrials - 0.9%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (b)(c)(i)	1,627,141	1,630,834
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/27/2032 (b)(c)(i)	2,112,501	2,115,902
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (b)(c)(i)	4,287,391	4,296,782
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (b)(c)(i)(j)	497,302	498,391
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.061% 4/1/2032 (b)(c)(i)	1,633,000	1,637,229
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4025% 2/17/2033 (b)(c)(i)	1,795,000	1,798,375
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (b)(c)(i)	3,556,739	3,570,077
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (b)(c)(i)(j)	124,167	124,632
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9364% 3/22/2030 (b)(c)(i)	16,723,034	16,758,655
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1864% 1/19/2032 (b)(c)(i)	848,266	850,726
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/19/2032 (b)(c)(i)	436,700	438,080
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 2/13/2033 (b)(c)(i)	5,516,175	5,531,455
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/5/2033 (b)(c)(i)	2,440,000	2,452,517
		41,703,655
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (b)(c)(i)	2,703,025	2,711,621
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 10/31/2031 (b)(c)(i)	1,028,145	1,031,414
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5364% 11/23/2028 (b)(c)(i)	2,498,902	2,445,800
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 11/23/2028 (b)(c)(i)	2,204,475	2,178,749
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 3/18/2030 (b)(c)(i)	1,670,000	1,675,428
STG Distribution LLC Tranche TAKEBACK TL, term loan CME Term SOFR 3 month Index + 6.75%, 10.6299% 6/27/2031 (b)(c)(i)(k)	917,814	917,814
		10,960,826
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/16/2033 (b)(c)(i)	3,620,297	3,629,348
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 9/8/2032 (b)(c)(i)	4,205,751	4,209,789
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (b)(c)(i)	1,778,108	835,711
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (b)(c)(i)	15,646,506	7,588,555
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (b)(c)(i)	6,990,299	3,150,598
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9364% 5/31/2030 (b)(c)(i)	658,350	659,910
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 8/4/2031 (b)(c)(i)	2,807,281	2,814,299
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (b)(c)(i)	7,747,677	7,740,394
		30,628,604
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 12/21/2028 (b)(c)(i)	16,881,473	16,920,807
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/20/2032 (b)(c)(i)	15,130,663	15,187,100
Allium Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/12/2031 (b)(c)(i)(m)	2,080,000	2,072,200
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 4/1/2033 (b)(c)(i)	1,580,000	1,589,875
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1864% 2/15/2031 (b)(c)(i)	12,977,121	10,819,675
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 5/31/2028 (b)(c)(i)	3,073,256	3,079,649
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.311% 8/1/2030 (b)(c)(i)	18,105,688	14,512,796
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7322% 5/2/2030 (b)(c)(i)	763,058	719,183
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (b)(c)(i)	4,025,786	2,268,812
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5174% 7/1/2033 (b)(c)(i)	390,000	390,000
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (b)(c)(i)	31,084,529	21,549,350
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (b)(c)(i)	5,235,758	5,384,663
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/9/2033 (b)(c)(i)	14,890,000	14,890,000
GFL Environmental Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/29/2033 (b)(c)(i)(m)	3,610,000	3,623,538
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (b)(c)(i)	6,294,595	6,307,687
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 12/10/2032 (b)(c)(i)	1,472,600	1,474,441
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (b)(c)(i)	3,786,924	3,805,859
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (b)(c)(i)	3,300,229	3,294,553
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (b)(c)(i)	25,980,000	25,895,565
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (b)(c)(i)	4,658,648	4,663,166
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2612% 10/8/2032 (b)(c)(i)	885,550	887,764
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 12/10/2028 (b)(c)(i)	2,013,279	2,023,346
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(i)	4,976,325	4,930,692
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 9/10/2032 (b)(c)(i)	2,134,650	2,143,722
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (b)(c)(i)	1,836,400	1,594,913
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (b)(c)(i)	1,921,215	1,887,594
		171,916,950
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4837% 3/27/2031 (b)(c)(i)	2,157,093	2,164,880
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 11/3/2031 (b)(c)(i)	3,932,589	3,945,370
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.3892% 1/27/2033 (b)(c)(i)	2,020,000	2,025,676
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2529% 6/13/2033 (b)(c)(i)	2,569,301	2,567,708
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 1% 6/13/2033 (b)(c)(i)(j)	140,699	140,612
		10,844,246
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/16/2032 (b)(c)(i)	2,118,600	2,108,896
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (b)(c)(i)	3,753,150	3,747,896
		5,856,792
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3921% 1/2/2033 (b)(c)(i)	1,311,713	1,312,644
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (b)(c)(i)	1,925,175	1,932,394
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4364% 9/12/2032 (b)(c)(i)	3,064,619	3,075,621
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (b)(c)(i)	3,064,225	3,074,429
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 10/10/2031 (b)(c)(i)	1,917,343	1,917,938
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7864% 3/25/2031 (b)(c)(i)	7,548,993	7,575,716
Tulip Holdco DE LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/4/2033 (b)(c)(i)(m)	3,005,000	3,008,756
		21,897,498
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9792% 4/20/2028 (b)(c)(i)	4,654,674	4,652,719
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4792% 5/28/2032 (b)(c)(i)	1,965,125	1,966,009
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.7641% 5/29/2033 (b)(c)(i)	12,035,000	11,997,451
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (b)(c)(i)	2,651,100	2,643,040
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 2/24/2031 (b)(c)(i)	3,482,233	3,477,010
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (b)(c)(i)	5,359,161	5,378,132
		30,114,361
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 8/12/2032 (b)(c)(i)	3,973,788	3,968,185
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/29/2031 (b)(c)(i)	5,533,206	5,523,522
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 10/30/2031 (b)(c)(i)	1,950,300	1,946,653
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 3/9/2033 (b)(c)(i)	977,550	975,106
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 12/29/2028 (b)(c)(i)	4,549,446	1,827,376
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8223% 9/29/2031 (b)(c)(i)	3,222,725	3,219,502
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/30/2031 (b)(c)(i)	1,097,599	1,098,971
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 7/31/2031 (b)(c)(i)	9,244,768	9,241,348
		27,800,663
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2571% 8/6/2030 (b)(c)(i)	1,870,000	1,870,785
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8102% 7/27/2033 (b)(c)(i)	1,362,500	1,361,655
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 1% 7/27/2033 (b)(c)(i)(j)	272,500	272,331
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (b)(c)(i)	4,240,000	4,245,385
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 6/30/2033 (b)(c)(i)	590,000	592,213
		8,342,369
TOTAL INDUSTRIALS		360,065,964
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 7/1/2033 (b)(c)(i)	2,345,000	2,352,809
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/2/2029 (b)(c)(i)	2,323,121	2,326,025
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6864% 7/9/2032 (b)(c)(i)	5,343,093	5,356,450
Dwyer Instruments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2751% 7/25/2033 (b)(c)(i)	4,184,681	4,189,912
Dwyer Instruments LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 1% 7/25/2033 (b)(c)(i)(j)	285,319	285,676
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/30/2031 (b)(c)(i)	5,014,308	4,944,308
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 11/9/2029 (b)(c)(i)	2,384,987	2,367,362
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 8/18/2031 (b)(c)(i)	4,147,722	4,152,906
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6853% 3/17/2032 (b)(c)(i)	2,039,477	2,041,170
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2337% 10/1/2032 (b)(c)(i)	2,723,175	2,733,169
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (b)(c)(i)(j)	525,000	526,927
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (b)(c)(i)(j)	306,800	307,929
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (b)(c)(i)	2,053,200	2,060,756
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (b)(c)(i)	3,835,000	3,832,622
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4556% 5/30/2030 (b)(c)(i)	1,785,849	1,782,866
		39,260,887
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 2/3/2031 (b)(c)(i)	4,042,952	4,032,844
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (b)(c)(i)	476,000	428,005
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (b)(c)(i)	11,006,495	10,650,545
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (c)(i)	1,007,944	816,435
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9353% 10/31/2030 (b)(c)(i)	3,091,120	3,075,665
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.8227% 3/21/2033 (b)(c)(i)	4,415,000	2,468,735
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (b)(c)(i)	10,316,962	7,836,558
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 6/17/2031 (b)(c)(i)	6,674,214	6,595,525
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 2/1/2029 (b)(c)(i)	1,615,000	1,208,246
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6727% 2/1/2028 (b)(c)(i)	16,778,911	15,928,388
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 6/20/2031 (b)(c)(i)	3,564,000	3,556,195
		56,597,141
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3966% 2/4/2033 (b)(c)(i)	1,273,276	1,276,140
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5141% 11/1/2032 (b)(c)(i)	4,621,775	4,614,057
		5,890,197
Software - 0.7%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (b)(c)(i)	8,248,818	8,114,775
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6853% 12/11/2028 (b)(c)(i)	9,415,834	9,402,746
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2761% 3/7/2031 (b)(c)(i)	1,578,583	1,589,443
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (b)(c)(i)	7,349,531	6,975,954
Cloud Software Group LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (b)(c)(i)	7,378,024	7,040,480
Coreweave Compute Acquisition Co VIII LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 3.1076% 3/31/2032 (b)(c)(i)(j)	4,171,662	4,150,804
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.8166% 11/15/2031 (b)(c)(i)(j)	16,935,000	17,072,683
CoreWeave Financing DDTL V-V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 4.7172% 9/1/2031 (b)(c)(i)(j)	2,440,000	2,446,100
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (b)(c)(i)	7,666,102	7,220,548
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9875% 10/9/2032 (b)(c)(i)	1,630,000	1,407,228
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/4/2033 (b)(c)(i)	12,200,000	11,761,898
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6864% 2/19/2029 (b)(c)(i)	2,493,409	2,096,034
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7641% 8/6/2032 (b)(c)(i)	2,104,100	2,088,319
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (b)(c)(i)(k)	5,279,600	5,184,699
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 10/9/2029 (b)(c)(i)	5,542,995	5,417,114
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4364% 5/30/2031 (b)(c)(i)	4,310,649	4,213,186
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 4/16/2032 (b)(c)(i)	727,650	721,283
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/12/2029 (b)(c)(i)	8,211,805	8,170,746
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 1/30/2032 (b)(c)(i)	2,431,242	2,370,899
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (b)(c)(i)	6,094,375	4,398,128
Lambda Compute II LLC Tranche B-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/31/2030 (b)(c)(i)(m)	1,665,000	1,672,809
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 12/31/2031 (b)(c)(i)	10,170,201	9,451,982
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9364% 5/3/2028 (b)(c)(i)	20,343,721	20,097,155
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9364% 2/23/2029 (b)(c)(i)	2,845,000	2,795,213
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (b)(c)(i)	10,554,007	10,131,846
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 11.0876% 8/15/2028 (b)(c)(i)	4,611,754	3,131,381
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3892% 11/15/2032 (b)(c)(i)	3,543,863	3,499,564
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (b)(c)(i)	21,433,645	19,833,838
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (b)(c)(i)	2,785,000	1,632,010
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (b)(c)(i)	3,133,157	2,257,440
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 7/16/2031 (b)(c)(i)	3,470,651	3,421,853
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2486% 8/31/2030 (b)(c)(i)	21,479,233	21,168,644
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5232% 5/15/2028 (b)(c)(i)	5,746,979	5,003,837
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0232% 5/15/2028 (b)(c)(i)	1,385,916	1,400,648
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4364% 9/8/2032 (b)(c)(i)	6,676,999	6,699,567
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6864% 4/5/2030 (b)(c)(i)	10,504,426	8,027,167
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2292% 12/19/2030 (b)(c)(i)	2,320,656	2,239,433
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 8/13/2029 (b)(c)(i)	4,501,939	4,371,383
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6864% 5/9/2031 (b)(c)(i)	6,186,729	6,186,977
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 2/10/2031 (b)(c)(i)	19,162,048	18,615,547
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (b)(c)(i)	5,453,123	5,344,060
		268,825,421
TOTAL INFORMATION TECHNOLOGY		370,573,646
Materials - 0.5%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (b)(c)(i)	8,723,209	8,243,432
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.5141% 11/24/2027 (b)(c)(i)	2,161,470	2,064,204
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.6141% 11/24/2028 (b)(c)(i)	4,385,200	3,332,752
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8641% 11/24/2027 (b)(c)(i)	12,381,498	11,824,331
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (b)(c)(i)	735,641	713,306
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (b)(c)(i)	5,175,587	5,195,928
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 10/15/2032 (b)(c)(i)	6,611,775	6,626,255
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (b)(c)(i)	4,320,000	4,309,200
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (b)(c)(i)	2,059,838	2,066,285
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3892% 11/1/2030 (b)(c)(i)	2,854,664	2,868,938
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (b)(c)(i)	15,865,532	15,792,233
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (b)(c)(i)	14,893,457	14,172,018
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6881% 3/15/2029 (b)(c)(i)	18,741,295	18,475,731
Hexion Holdings Corp 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2239% 3/15/2030 (b)(c)(i)	3,153,088	2,911,341
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (b)(c)(i)	9,179,960	9,214,385
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1864% 4/4/2033 (b)(c)(i)	5,395,000	5,435,463
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 10/29/2032 (b)(c)(i)	2,139,638	2,137,862
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2122% 9/30/2031 (b)(c)(i)	3,272,746	2,550,287
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2641% 9/30/2031 (b)(c)(i)	1,976,884	1,985,937
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 8/9/2032 (b)(c)(i)	2,744,263	2,752,276
		122,672,164
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/10/2032 (b)(c)(i)	7,636,209	7,643,387
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6864% 4/2/2029 (b)(c)(i)	1,610,890	1,615,932
		9,259,319
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 3/3/2031 (b)(c)(i)	6,023,049	5,432,067
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9827% 6/9/2031 (b)(c)(i)	8,063,968	8,028,729
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1466% 11/29/2030 (b)(c)(i)	3,957,322	3,967,215
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8614% 4/13/2029 (b)(c)(i)	24,229,355	24,182,350
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9364% 4/1/2032 (b)(c)(i)	11,546,276	11,371,927
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 1/26/2033 (b)(c)(i)	2,324,175	2,329,428
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3227% 5/1/2031 (b)(c)(i)	2,715,357	2,704,034
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8055% 3/7/2033 (b)(c)(i)	3,315,000	3,301,972
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1864% 4/21/2031 (b)(c)(i)	1,137,087	1,140,578
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6864% 4/9/2033 (b)(c)(i)	6,595,000	6,515,662
		68,973,962
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1864% 8/23/2032 (b)(c)(i)	2,880,900	2,889,514
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 5/23/2031 (b)(c)(i)	2,520,375	2,519,921
TOTAL MATERIALS		206,314,880
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9364% 6/13/2033 (b)(c)(i)	2,100,000	2,100,000
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (b)(c)(i)	3,462,935	3,467,264
TOTAL REAL ESTATE		5,567,264
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 4/28/2033 (b)(c)(i)	3,411,450	3,405,992
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4364% 4/16/2031 (b)(c)(i)	4,732,876	4,730,509
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7056% 1/27/2031 (b)(c)(i)	8,866,264	8,864,845
		17,001,346
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 6/10/2033 (b)(c)(i)	915,000	910,654
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 9/30/2031 (b)(c)(i)	3,715,768	3,703,060
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4364% 7/31/2030 (b)(c)(i)	3,175,000	3,175,191
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (b)(c)(i)	1,410,000	1,407,645
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9364% 2/26/2032 (b)(c)(i)	1,980,560	1,981,629
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (b)(c)(i)	2,721,965	2,729,614
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1864% 3/29/2030 (b)(c)(i)	5,330,540	5,377,182
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.2509% 11/25/2032 (b)(c)(i)	3,134,250	3,108,298
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4792% 12/15/2031 (b)(c)(i)	1,359,300	1,353,591
		23,746,864
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0509% 6/23/2028 (b)(c)(i)	2,998,624	2,991,128
TOTAL UTILITIES		43,739,338
TOTAL UNITED STATES		2,043,553,425
TOTAL BANK LOAN OBLIGATIONS (Cost $2,278,340,523)		2,216,015,267

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	9,015,445
Keybank National Association 6.95% 2/1/2028	1,259,000	1,294,279
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	11,682,000	11,624,332
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	16,263,952

TOTAL UNITED STATES		38,198,008
TOTAL BANK NOTES (Cost $37,456,208)		38,198,008

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (p)	8,312,739	7,249,134
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(p)	2,208,070	2,165,246
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (p)	9,193,579	9,016,406
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(p)	4,127,987	4,118,319
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (o)(p)	6,015,418	5,958,604
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(p)	2,666,797	2,657,414
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(p)	3,219,872	3,188,628
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (p)	17,739,670	17,475,551
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(k)(p)	153,098	15
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,964	8,016
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	11,042	11,105
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	13,665	13,789
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	10,291	10,381
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	15,606	15,817
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,183	5,237
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,065	3,123
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	10,788	11,080
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (b)(c)	2,100	2,111
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (b)(c)	3,747	3,783
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	3,935	3,966
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (b)(c)	4,855	4,901
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (b)(c)	1,916	1,921
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(s)	1,525	24
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(s)	90,281	8,588
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(s)	4,942	410
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (t)	10,677	9,233
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(s)	101,532	4,877
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	338,525	338,322
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (b)(c)	1,783	1,788
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	297,387	295,108
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	41,967	42,339
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(s)	64,847	4,143
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(s)	35,354	2,683
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (t)	44,824	40,424
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (t)	83,743	71,737
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (t)	9,192	7,596
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(s)	24,164	1,693
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (b)(c)	16,652	20,076
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	24,849	29,612
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	2,819	3,030
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,025,914	969,818
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,242,540	1,180,047
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	94,148	96,134
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	594,650	580,329
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (s)	73,116	694
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	398,303	394,514
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	576,066	528,239
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	826,910	774,664
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(s)	168,642	13,499
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (s)	724,121	94,952
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	700,034	666,432
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	545,611	538,606
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,020,988	6,817,032
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	339,037	337,237
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	135,488	134,758
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (s)	471,230	57,904
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	2,694,852	2,393,054
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	3,854,768	3,358,205
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,448,917	2,054,475
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,602,497	2,183,318
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,160,953	1,852,512
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,163,258	1,881,052
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	9,378,313	8,205,581
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,189,506	5,410,310
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	22,215,801	19,488,303
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,332,561	2,900,229
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,956,531	1,796,807
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	2,730,637	2,478,694
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,359,805	2,138,661
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,892,868	1,780,949
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,692,512	3,395,297
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	2,931,194	2,750,588
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	3,184,454	2,984,816
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,136,090	1,038,492
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,192,588	3,086,943
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	8,726,053	7,767,543
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	22,563,473	19,869,130
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	7,039,321	6,789,869
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,442,895	2,138,144
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	2,590,967	2,317,306
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,411,043	1,370,826
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,123,393	2,686,322
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	7,803,975	6,938,780
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (b)(c)	8,571,097	8,465,581
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (b)(c)	18,188,445	17,964,532
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	5,880,542	5,819,960
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	20,988,774	20,730,084
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	5,369,340	5,283,711
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,763,017	2,538,468
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	8,790,447	7,916,149
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,027,383	5,752,877
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (b)(c)	4,942,338	5,019,977
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (b)(c)	13,837,448	14,062,993
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (b)(c)	1,776,170	1,804,063
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (b)(c)	2,225,558	2,248,424
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (b)(c)	16,423,793	16,483,230
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (b)(c)	5,222,389	5,252,790
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	498	501
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (t)	27,828	23,648
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (t)	46,464	39,247
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (s)	290,873	6,844
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	3,579,296	3,319,216
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	1,860,926	1,710,904
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	6,601,468	6,636,514
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2055 (b)(c)	11,321,649	11,382,500
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	3,827,326	3,840,650
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	4,659,516	4,692,153
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	5,575,476	5,612,067
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	8,856,401	8,916,013
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	4,354,090	4,369,658
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	2,660,770	2,616,207
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,991,531	5,674,411
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	4,740,499	4,618,358
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,885,034	2,649,658
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (s)	21,200	2,506
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (s)	20,213	2,437
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(s)	13,354	1,877
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(s)	8,190	1,028
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (s)	12,790	1,799
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(s)	7,559	1,165
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (s)	89,991	13,248
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,933	2,957
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	11,104	11,196
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,140,161	1,111,626
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,038,464	1,775,597
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,890,472	1,656,312
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,078,307	1,812,619
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,681,735	2,325,603
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,698	5,761
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	43,294	43,805
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,999	2,024
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	6,088	6,151
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	11,834	11,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	6,843	6,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,895	3,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	5,112	5,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	57,124	58,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (b)(c)	1,716	1,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	2,271	2,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	2,253	2,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (b)(c)	3,138	3,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	1,165	1,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	15,094	15,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	22,730	22,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	39,501	40,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	403,896	407,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	17,695	17,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	602,566	598,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	177,824	181,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	368,419	364,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	98,694	98,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(s)	31,756	2,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (t)	107,447	88,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (t)	12,864	11,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (t)	56,536	47,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (t)	67,862	56,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	105,599	108,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	433,657	433,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(s)	131,011	9,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	26,087	26,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(s)	93,708	7,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (b)(c)	113,364	112,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	47,532	47,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	507,957	507,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	68,125	67,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	91,479	88,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	657,648	617,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (s)	225,501	12,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (s)	150,413	2,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	157,248	154,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	214,006	213,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	985,823	948,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	1,712,713	1,637,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	813,675	730,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	843,470	809,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,275,522	1,800,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,387,217	1,175,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,028,162	4,286,593
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,731,137	2,804,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,523,063	1,367,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	5,377,003	4,808,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	5,261,266	4,657,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,661,002	1,396,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	5,477,534	4,900,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,167,016	1,869,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,113,965	1,801,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	5,489,262	4,798,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,070,244	1,805,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	11,982,681	10,296,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	5,711,378	5,032,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	4,769,747	4,170,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,357,657	2,113,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	16,317,721	14,245,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,600,532	1,398,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,314,139	2,895,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,480,982	1,326,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,779,012	2,427,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,844,017	2,450,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,779,029	2,427,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,122,549	1,006,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,836,361	4,363,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,997,641	1,717,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	6,449,411	5,911,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,478,548	1,351,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	6,116,060	5,617,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,203,579	1,080,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,092,067	1,878,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,047,167	1,928,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	4,261,481	3,986,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,733,767	2,586,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	3,974,169	3,738,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,050,979	2,044,299
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	5,454,685	5,322,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (b)(c)	3,451,903	3,414,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (b)(c)	3,686,737	3,633,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	4,425,691	4,390,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (b)(c)	7,798,690	7,817,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (b)(c)	5,499,764	5,590,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	5,293,518	5,327,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (b)(c)	4,029,067	4,043,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	9,089,903	9,127,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	3,243,246	3,237,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	5,882,051	5,911,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	18,009,140	18,071,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (b)(c)	10,931,289	11,012,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (b)(c)	7,169,844	7,166,593
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	12,341	12,466
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,230	1,242
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,892	1,907
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (t)	31,760	26,205
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (b)(c)(u)	58,272	58,052
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(u)	28,128	27,997
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(u)	83,805	83,573
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(u)	61,678	61,600
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(u)	70,087	69,989
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(u)	83,190	83,059
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(u)	48,097	48,046
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(u)	87,694	87,578
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(u)	58,806	58,728
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(u)	59,277	59,228
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(u)	136,674	136,711
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(u)	73,089	73,171
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(u)	39,076	39,149
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(u)	77,510	77,573
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(u)	52,865	52,906
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(u)	672	671
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3019% 10/20/2062 (b)(c)(u)	37,193	37,154
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1419% 3/20/2063 (b)(c)(u)	87,036	86,740
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (b)(c)(u)	45,233	45,243
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (b)(c)(u)	88,378	88,397
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (b)(c)(u)	234,625	234,376
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 9/20/2064 (b)(c)(u)	1,038,493	1,037,164
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (u)	3,893	3,656
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(u)	9,317	9,278
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,105,991	992,423
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(u)	262,205	261,811
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	143,177	143,166
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(s)	27,363	1,063
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (c)(s)	30,895	2,145
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.6779% 6/16/2037 (b)(c)	1,107	1,186
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(s)	56,397	3,533
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	4,207,546	4,019,590
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,938,386	1,851,335
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	428,904	409,530
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (b)(c)(u)	166,083	165,998
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (s)	6,151	99
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(s)	165,560	12,262
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	248,786	247,326
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,309,778	2,089,081
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	891,792	809,809
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,484,254	1,330,989
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,214,729	1,100,283
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	759,255	695,207
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,838,943	3,444,014
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,157,132	1,959,087
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 1/20/2049 (b)(c)	2,396,815	2,393,137
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 10/20/2049 (b)(c)	869,381	857,280
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (b)(c)	1,652,858	1,634,485
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)	1,286,154	1,265,419
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(p)	7,740,105	7,694,689
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(p)	4,452,525	4,445,613
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (p)	5,136,901	4,738,474
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(p)	3,496,646	3,285,036
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(p)	4,418,638	4,409,848
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (p)	14,411,558	14,392,615
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1, 2.75% 11/25/2059 (c)(p)	1,075,534	1,028,212
New Residential Mortgage Loan Trust Series 2024-RPL1 Class A, 3.8% 1/25/2064 (c)(p)	2,735,769	2,530,089
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (p)	1,784,662	1,664,924
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (p)	4,011,541	3,657,048
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(p)	9,519,281	9,459,759
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (p)	613,213	608,601
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(p)	4,254,632	4,157,738
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(p)	10,972,401	10,752,338
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(p)	7,234,373	7,086,064
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (p)	1,525,991	1,525,757
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)	7,068,911	6,831,570
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (p)	6,646,409	6,212,328
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (p)	18,240,932	17,607,638
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (p)	1,824,257	1,797,724
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(p)	1,154,670	1,130,004
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(p)	8,061,725	7,823,954
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (o)(p)	7,859,000	7,836,595
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (o)(p)	4,987,332	4,936,248
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (p)	3,462,501	3,428,029
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (p)	1,683,070	1,578,317
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (p)	14,222,882	14,197,325
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (b)(c)	1,664	1,555
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4218% 9/25/2043 (b)(c)	658,535	643,384
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (p)	6,289,251	6,173,613
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (p)	5,273,208	4,908,797
Towd Point Mortgage Trust Series 2026-2 Class A1A, 4.5319% 7/20/2066 (c)(p)	11,520,554	11,274,410
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(p)	3,248,954	3,238,357
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (c)(p)	3,890,006	3,874,917
Verus Securitization Trust Series 2026-6 Class A1FC, 5.513% 7/27/2071 (o)(p)	1,688,257	1,685,426
Verus Securitization Trust Series 2026-R6 Class A1FC, 5.765% 7/25/2068 (c)(p)	12,855,646	12,878,232
TOTAL UNITED STATES		835,183,652
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $832,925,212)		835,183,652

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (p)	2,215,000	2,113,760
UNITED STATES - 5.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(p)	19,850,000	19,949,250
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 2/15/2043 (b)(c)(p)	1,650,000	1,653,094
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(p)	8,464,000	8,474,580
ARES Commercial Mortgage Trust Series 2026-RTL Class E, CME Term SOFR 1 month Index + 0%, 6.35% 8/15/2043 (b)(c)(p)	765,000	766,434
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1892% 4/15/2042 (b)(c)(p)	3,501,000	3,501,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6782% 10/15/2034 (b)(c)(p)	2,069,000	2,080,307
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (p)	9,874,939	9,816,111
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (p)	2,422,000	2,365,186
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.5045% 9/15/2038 (b)(c)(p)	1,120,000	1,013,600
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.7615% 7/15/2049 (c)	845,000	817,504
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,415,000	1,249,246
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (k)(p)	1,426,000	941,673
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (p)	1,738,000	1,029,403
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (k)(p)	1,092,000	523,386
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	3,021,625	2,969,591
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	1,074,882	1,068,176
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	2,308,000	2,096,153
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (p)	735,000	616,236
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (p)	735,000	585,109
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	430,891	418,783
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,440,447
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,189,332	1,153,480
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (p)	430,000	331,383
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,297,740
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	559,768
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (p)	441,000	328,331
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(k)(p)	3,731,000	2,328,989
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	565,627
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,103,049
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	850,150
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(s)	9,287,149	312,606
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,625,759
BANK Series 2021-BN38 Class C, 3.2183% 12/15/2064 (c)	260,000	223,998
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,450,686
BANK Series 2022-BNK40 Class A4, 3.502% 3/15/2064 (c)	522,000	475,845
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	1,746,000	1,668,659
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (p)	943,000	677,312
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (p)	738,000	500,778
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (p)	1,759,000	1,196,375
BANK Series 2022-BNK44 Class AS, 5.923% 11/15/2055 (c)	1,097,000	1,100,228
BANK Series 2022-BNK44 Class C, 5.7428% 11/15/2055 (c)	2,063,000	1,912,152
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	1,465,000	1,474,145
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,237,001
BANK Series 2023-BNK46 Class B, 6.7742% 8/15/2056 (c)	1,491,000	1,524,977
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	2,315,000	2,218,461
Bank Series 2026-BNK52 Class C, 6.2944% 5/15/2069 (c)	1,400,000	1,369,880
BANK5 Series 2024-5YR12 Class C, 6.3016% 12/15/2057 (c)	1,461,000	1,465,819
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (c)(s)	41,405,000	632,056
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	1,350,000	1,309,857
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(p)	2,520,000	2,107,877
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (c)(s)	19,900,000	494,495
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (c)	685,000	665,038
BANK5 Series 2026-5YR23 Class C, 6.054% 7/15/2059	930,000	914,382
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (p)	26,614,096	26,176,938
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	436,970
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	737,968
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5802% 4/15/2053 (c)	1,147,000	974,288
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (p)	1,476,000	1,016,318
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	439,459
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (c)	2,455,000	2,172,143
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,927,283
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,075,115
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	709,141
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,403,087
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (c)	1,050,000	972,900
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (p)	3,429,000	2,504,872
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,855,562
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1698% 12/15/2055 (c)	1,323,000	1,306,719
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,797,880
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,585,759
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2964% 9/15/2056 (c)	1,105,000	1,144,214
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2964% 9/15/2056 (c)	1,661,000	1,599,119
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1302% 11/15/2056 (c)	1,757,000	1,700,844
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	774,975
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	503,900
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,390,000	2,288,437
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	932,305
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (c)(p)	1,385,000	1,306,921
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	1,183,000	1,158,861
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (p)	713,000	563,463
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1141% 7/15/2058 (c)	1,450,000	1,405,679
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9062% 12/15/2058 (c)	570,000	549,975
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (p)	360,000	307,604
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,902,310
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.2362% 10/10/2051 (c)(p)	1,089,000	828,065
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (c)(p)	614,000	499,994
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	723,470
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (k)(p)	1,197,000	744,500
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(k)(p)	719,000	3,595
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(k)(p)	485,000	1,212
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(s)	28,358,394	456,786
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (k)(p)	1,365,000	816,953
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (p)	1,029,000	617,655
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	514,244
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (p)	798,000	557,485
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2509% 9/15/2048 (c)(k)(p)	546,000	288,680
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2509% 9/15/2048 (c)(k)(p)	2,679,000	1,044,227
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(p)	1,570,000	1,528,787
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(p)	1,720,000	1,667,148
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (c)(p)	1,400,000	1,351,592
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(k)(p)	504,000	245,273
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,647,563
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	859,439
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (k)(p)	1,701,000	972,987
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,046,695
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,048,821
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (p)	1,259,000	880,244
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.9367% 11/15/2055 (c)	1,270,000	1,302,836
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.9367% 11/15/2055 (c)	767,000	734,776
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.9367% 11/15/2055 (c)	1,456,000	1,352,858
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,095,906
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.451% 4/15/2056 (c)	1,058,000	1,048,541
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.451% 4/15/2056 (c)	1,415,000	1,353,330
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,460,310
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5721% 7/15/2056 (c)	1,638,000	1,591,450
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	765,000	742,519
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.6383% 3/15/2059 (c)(s)	47,792,000	1,388,372
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2787% 11/15/2041 (b)(c)(p)	2,720,000	2,726,800
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3281% 7/15/2039 (b)(c)(p)	2,781,918	2,785,351
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(k)(p)	9,627,628	9,639,663
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (c)(p)	798,000	633,401
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (c)(p)	966,000	733,526
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,649,592
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (p)	639,000	412,557
BMO Mortgage Trust Series 2023-C4 Class B, 5.3948% 2/15/2056 (c)	835,000	810,480
BMO Mortgage Trust Series 2023-C4 Class C, 5.8619% 2/15/2056 (c)	2,333,000	2,249,627
BMO Mortgage Trust Series 2023-C4 Class D, 6.0572% 2/15/2056 (c)(p)	520,000	457,802
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,373,086
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,133,373
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (c)	2,200,000	2,227,203
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	1,000,000	950,569
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	262,000	262,550
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,200,000	7,071,849
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7065% 4/15/2058 (c)(s)	39,507,956	885,472
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	1,975,000	1,846,947
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059	1,035,000	974,353
BMO Mortgage Trust Series 2026-C15 Class C, 6.362% 8/15/2059 (c)	790,000	785,121
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(p)	17,666,000	17,676,996
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (b)(c)(p)	8,722,000	8,722,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (b)(c)(p)	6,167,000	6,168,927
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0283% 6/15/2041 (b)(c)(p)	565,000	563,489
BOS Trust Series 2026-LYRK Class D, 6.3937% 5/11/2041 (c)(p)	925,000	902,018
BOS Trust Series 2026-LYRK Class E, 7.7789% 5/11/2041 (c)(p)	360,000	356,058
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(p)	1,704,000	1,718,712
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(p)	2,332,000	2,387,821
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(p)	1,624,000	1,663,516
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(p)	1,264,000	1,268,394
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(p)	738,000	705,951
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.28% 11/15/2042 (b)(c)(p)	2,588,000	2,566,485
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8277% 11/15/2042 (b)(c)(p)	2,837,000	2,814,008
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(p)	13,779,000	13,796,224
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.4892% 6/15/2039 (c)(p)	1,710,000	1,719,619
BWAY Mortgage Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(p)	3,697,000	3,785,141
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (p)	3,131,000	2,941,534
BX 2019 Trust Series 2019-OC11 Class D, 3.944% 12/9/2041 (c)(p)	168,000	158,013
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(p)	10,841,000	9,801,841
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4045% 2/15/2036 (b)(c)(p)	239,400	239,118
BX 2021 Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 7.0045% 2/15/2036 (b)(c)(p)	1,012,900	1,011,709
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5286% 6/15/2041 (b)(c)(p)	1,177,307	1,159,647
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5771% 6/15/2041 (b)(c)(p)	5,804,975	5,717,249
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(p)	29,466,000	29,390,582
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6392% 2/15/2035 (c)(p)	2,846,000	2,845,977
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3392% 2/15/2035 (b)(c)(p)	4,495,000	4,482,590
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(k)(p)	82,554,040	82,399,640
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (b)(c)(p)	9,471,818	9,448,139
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (b)(c)(p)	13,344,024	13,331,634
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5805% 3/15/2030 (b)(c)(p)	5,335,489	5,342,158
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8299% 3/15/2042 (b)(c)(p)	3,299,000	3,253,639
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5789% 3/15/2042 (b)(c)(p)	3,573,000	3,505,320
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(p)	7,023,000	6,479,272
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(p)	6,845,000	6,175,018
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(p)	46,177,452	46,235,174
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3294% 4/15/2040 (b)(c)(p)	6,028,461	6,028,461
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (b)(c)(p)	10,114,868	10,064,745
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (b)(c)(p)	11,328,000	11,191,087
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (b)(c)(p)	7,490,000	7,372,799
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (b)(c)(p)	7,862,000	7,664,290
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.2853% 4/15/2034 (b)(c)(p)	1,533,000	1,380,700
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9035% 2/15/2038 (b)(c)(p)	1,314,413	1,308,726
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3535% 2/15/2038 (b)(c)(p)	1,988,188	1,979,050
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (b)(c)(k)(p)	2,958,588	2,959,512
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7284% 8/15/2041 (b)(c)(p)	2,399,101	2,412,596
BX Commercial Mortgage Trust Series 2024-AIRC Class E, CME Term SOFR 1 month Index + 3.8381%, 7.4773% 8/15/2041 (b)(c)(p)	4,649,322	4,652,169
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2301% 11/15/2041 (b)(c)(p)	414,220	415,644
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1787% 11/15/2041 (b)(c)(p)	1,755,319	1,760,046
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(p)	6,800,013	6,812,763
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(p)	23,760,416	23,797,542
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3275% 5/15/2041 (b)(c)(p)	2,404,500	2,402,710
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3775% 2/15/2039 (b)(c)(p)	1,869,195	1,861,312
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(p)	513,000	493,762
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(p)	1,935,000	1,864,007
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(p)	6,680,000	6,561,061
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2276% 3/15/2034 (b)(c)(p)	1,524,700	1,496,049
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(p)	34,240,545	34,315,446
BX Commercial Mortgage Trust Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.329% 3/15/2041 (b)(c)(p)	1,337,000	1,345,356
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3276% 3/15/2041 (b)(c)(p)	4,302,900	4,305,104
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.3822% 4/15/2040 (b)(c)(p)	16,574,447	16,595,165
BX Commercial Mortgage Trust Series 2026-AHP Class C, CME Term SOFR 1 month Index + 1.9%, 5.5392% 6/15/2043 (b)(c)(p)	2,265,000	2,267,123
BX Commercial Mortgage Trust Series 2026-AHP Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 6/15/2043 (b)(c)(p)	1,115,000	1,117,091
BX Commercial Mortgage Trust Series 2026-VLT10 Class D, 7.0959% 7/13/2058 (c)(p)	1,335,000	1,270,290
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (c)(p)	1,790,000	1,725,499
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(p)	31,261,760	31,281,299
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(k)(p)	4,128,912	4,139,234
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 3/15/2043 (b)(c)(k)(p)	1,998,118	2,008,109
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2043 (b)(c)(p)	1,530,559	1,541,072
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(p)	33,425,000	33,508,563
BX Series 2026-ORBT Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 7/15/2043 (b)(c)(p)	1,880,000	1,884,700
BX Series 2026-ORBT Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 7/15/2043 (b)(c)(p)	5,660,000	5,670,513
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0485% 11/15/2038 (b)(c)(p)	1,184,128	1,181,930
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (b)(c)(k)(p)	11,697,700	11,705,011
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (b)(c)(k)(p)	2,324,000	2,326,179
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (b)(c)(p)	1,945,300	1,948,914
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4252% 4/15/2037 (b)(c)(p)	2,916,200	2,935,798
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9382% 1/15/2039 (b)(c)(p)	548,100	547,403
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(p)	30,432,061	30,479,611
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (b)(c)(p)	5,061,000	5,073,653
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (b)(c)(k)(p)	4,201,400	4,211,903
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3278% 4/15/2041 (b)(c)(p)	3,609,900	3,644,689
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5794% 11/15/2041 (b)(c)(p)	731,500	733,786
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5779% 11/15/2041 (b)(c)(p)	3,510,500	3,505,720
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(k)(p)	26,140,687	26,189,701
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (b)(c)(p)	2,550,100	2,556,475
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7788% 2/15/2039 (b)(c)(p)	388,500	390,685
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8273% 2/15/2039 (b)(c)(p)	2,443,700	2,443,232
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (b)(c)(p)	8,455,300	8,473,796
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (b)(c)(p)	11,225,200	11,267,295
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5892% 6/15/2040 (b)(c)(p)	498,865	499,451
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.24% 10/15/2042 (b)(c)(p)	4,260,000	4,258,428
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (b)(c)(p)	9,063,000	9,079,993
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 6/15/2035 (b)(c)(p)	1,734,000	1,723,328
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3892% 12/15/2044 (b)(c)(p)	3,375,000	3,366,044
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(p)	30,457,000	30,533,143
BX Trust Series 2026-CART Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 2/15/2036 (b)(c)(p)	1,460,000	1,460,000
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(p)	25,689,552	25,721,664
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7392% 5/15/2038 (b)(c)(p)	1,563,720	1,574,959
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(p)	16,406,000	16,416,254
BX Trust Series 2026-LBTY Class E, CME Term SOFR 1 month Index + 2.65%, 6.3% 8/15/2048 (b)(c)(p)	3,140,000	3,141,918
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(p)	38,715,043	38,836,027
BX Trust Series 2026-LP3 Class D, CME Term SOFR 1 month Index + 2.35%, 5.9892% 4/15/2043 (b)(c)(k)(p)	3,630,588	3,655,548
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8392% 4/15/2043 (b)(c)(k)(p)	6,171,504	6,217,790
BX Trust Series 2026-LP3 Class F, CME Term SOFR 1 month Index + 3.9%, 7.5392% 4/15/2043 (b)(c)(p)	916,315	918,606
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.7392% 5/15/2043 (b)(c)(p)	1,655,000	1,663,792
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4392% 4/15/2041 (b)(c)(p)	1,935,000	1,948,299
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (c)(p)	336,000	262,867
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.969% 3/15/2035 (c)(p)	2,472,773	2,473,763
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (c)(p)	1,743,000	1,341,450
CD Mortgage Trust Series 2017-CD3 Class C, 4.5592% 2/10/2050 (c)	1,482,000	432,693
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (p)	928,796	30,108
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6585% 2/15/2039 (b)(c)(p)	1,370,000	1,345,597
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2527% 2/15/2039 (b)(c)(p)	3,948,000	3,800,820
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(p)	20,441,000	20,217,191
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (p)	35,298,184	26,642,081
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	3,667,831	3,656,665
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,954,217	2,918,176
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,381,617
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3892% 10/15/2037 (b)(c)(p)	1,513,018	1,515,424
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 4.0352% 7/10/2049 (c)	2,268,000	2,127,156
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5475% 12/10/2049 (c)(s)	31,632,079	316
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (p)	378,000	299,500
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(p)	496,000	446,353
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(p)	2,374,000	2,068,887
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (p)	1,806,000	1,252,460
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (c)(p)	1,195,000	1,200,262
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 6/12/2040 (c)(p)	2,143,000	2,119,725
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 6/12/2040 (c)(p)	5,722,000	5,599,935
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (c)(p)	1,195,526	1,124,303
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (c)(p)	30,305	29,358
COMM Mortgage Trust Series 2014-CR15 Class D, 3.8636% 2/10/2047 (c)(p)	298,000	275,288
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8438% 5/10/2047 (c)(p)	255,000	196,920
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.8007% 3/10/2047 (c)(k)(p)	134,579	59,402
COMM Mortgage Trust Series 2014-UBS5 Class C, 4.7217% 9/10/2047 (c)	1,070,000	995,207
COMM Mortgage Trust Series 2015-CR22 Class C, 3.5863% 3/10/2048 (c)	2,650,000	2,423,955
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	2,526,000	2,411,042
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2787% 2/10/2048 (c)	3,558,000	3,122,109
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4215% 2/10/2048 (c)	954,392	900,351
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (c)	2,041,000	1,882,010
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (p)	312,000	233,907
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7394% 9/10/2050 (c)	1,148,000	1,095,863
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (p)	368,000	335,745
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 6.985% 9/15/2033 (b)(c)(p)	468,000	32,472
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9913% 9/15/2033 (b)(c)(p)	544,000	19,792
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (c)(p)	3,565,000	3,576,240
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(p)	1,715,000	1,672,769
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8776% 11/10/2049 (c)(p)	260,008	52,007
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,640,070
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5277% 8/15/2041 (b)(c)(p)	4,145,000	4,132,492
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(p)	1,687,000	1,431,081
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (c)(p)	1,196,000	962,351
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0706% 6/15/2034 (b)(p)	1,135,200	660,893
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2503% 6/15/2050 (c)	2,305,000	2,092,080
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7878% 4/15/2051 (c)	495,000	457,897
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,525,667
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (c)	1,113,000	1,042,088
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(p)	4,421,000	3,942,399
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (c)(p)	3,580,000	3,506,088
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(p)	3,000,000	2,927,770
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (c)(p)	2,420,000	2,365,753
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class F, 7.4518% 2/10/2043 (c)(p)	935,000	915,676
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	16,006,000	15,896,288
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6214% 10/15/2051 (c)	355,000	322,348
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (c)(k)(p)	1,188,000	851,199
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	564,162
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (p)	377,000	232,866
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3557% 8/10/2044 (c)(p)	637,518	621,522
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (c)(p)	449,000	374,410
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.446% 8/10/2049 (c)	382,000	351,918
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6392% 3/15/2034 (b)(c)(p)	2,848,000	2,855,363
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(p)	5,523,000	5,531,277
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (c)(p)	621,000	617,845
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(p)	5,078,000	5,026,891
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (c)(p)	810,000	774,208
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(p)	15,760,000	15,383,435
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (c)(p)	975,000	955,594
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (c)(p)	5,562,000	5,492,612
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(p)	1,911,000	1,912,729
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(p)	1,614,000	1,617,528
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(p)	341,000	341,724
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(p)	23,912,000	23,941,890
EQT Trust Series 2026-IND1 Class E, CME Term SOFR 1 month Index + 2.7%, 6.35% 7/15/2041 (b)(c)(p)	2,170,000	2,179,494
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (c)(p)	1,560,000	1,539,437
Estn Series 2026-TOWN Class D, 6.4702% 5/12/2046 (c)(p)	175,000	175,945
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(p)	45,211,443	45,296,214
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (b)(c)(p)	8,037,802	8,062,822
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (b)(c)(p)	3,928,105	3,947,746
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9892% 10/15/2042 (b)(c)(p)	1,788,196	1,806,078
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7392% 10/15/2042 (b)(c)(p)	1,787,240	1,805,113
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(k)(p)	40,164,838	40,189,941
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (b)(c)(k)(p)	4,122,450	4,132,756
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (b)(c)(k)(p)	2,797,644	2,809,884
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 2/15/2043 (b)(c)(p)	1,845,733	1,859,576
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3892% 2/15/2043 (c)(p)	2,801,392	2,825,904
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2892% 12/15/2039 (b)(c)(p)	2,997,000	3,032,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,561,054	8,446,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,540,000	3,120,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (b)(c)	14,408,202	14,375,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	7,600,000	7,484,184
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	5,200,000	5,109,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	6,500,000	6,410,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	8,600,000	8,502,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	14,100,000	13,865,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (b)(c)	9,186,198	9,179,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	2,200,000	2,163,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	4,800,000	4,687,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (c)	44,667,470	44,593,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	26,473,308	26,438,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	9,792,479	9,779,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (b)(c)	12,790,535	12,774,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (b)(c)	26,094,918	26,080,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (b)(c)	10,399,440	10,388,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	19,597,475	19,597,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (b)(c)	12,592,179	12,595,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (c)	17,999,280	17,999,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	19,399,286	19,478,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	34,285,374	34,295,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	15,699,512	15,699,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	18,400,000	18,392,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (b)(c)	23,730,000	23,729,915
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.2517% 8/10/2044 (c)(p)	676,344	655,282
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.2517% 8/10/2044 (c)(p)	623,936	521,210
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2517% 8/10/2044 (c)(p)	773,957	245,753
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (k)(p)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.2476% 11/10/2045 (c)(p)	677,252	650,081
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.6344% 10/10/2048 (c)(k)(s)	763,794	500
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.8282% 11/10/2049 (c)	464,000	440,800
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (c)	1,155,000	637,736
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,250,514	1,240,462
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (k)(p)	835,000	517,555
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (p)	1,000,000	857,153
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (p)	1,176,000	932,629
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.7085% 9/10/2052 (c)	3,532,000	2,913,652
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (p)	408,000	300,825
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (p)	952,000	717,285
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (c)(p)	735,000	595,184
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.45% 5/12/2053 (c)(p)	336,000	260,822
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9392% 7/15/2040 (b)(c)(p)	955,000	952,379
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7892% 7/15/2040 (b)(c)(p)	4,687,000	4,655,474
GSMS Series 2026-DAWN Class B, 6.5732% 4/10/2043 (c)(p)	755,871	747,493
GSMS Series 2026-DAWN Class C, 7.0856% 4/10/2043 (c)(p)	566,903	560,717
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (b)(c)(k)(p)	5,105,000	5,101,809
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(p)	5,051,000	5,039,099
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(p)	3,760,000	3,739,970
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (p)	543,435	530,099
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (p)	88,413	85,638
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (c)(p)	861,000	780,986
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(p)	13,778,000	13,573,461
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.489% 3/15/2042 (b)(c)(p)	1,417,000	1,409,235
IP Mortgage Trust Series 2025-IP Class F, 7.7123% 6/10/2042 (c)(p)	2,740,000	2,774,207
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class C, CME Term SOFR 1 month Index + 2.542%, 6.182% 3/15/2040 (b)(c)(p)	1,096,000	1,100,795
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.681% 3/15/2040 (b)(c)(p)	2,116,000	2,130,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (c)(k)(p)	106,000	322
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (c)(p)	1,021,644	992,272
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (p)	1,124,000	949,752
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (k)(p)	1,233,000	147,960
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (c)(k)(p)	945,000	7,078
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(k)(p)	1,519,000	3,023
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(k)(p)	743,000	74,300
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (p)	8,593,000	8,094,521
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (k)(p)	2,322,000	1,437,527
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (k)(p)	4,241,000	1,903,742
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(p)(s)	35,039,000	763,640
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (p)	1,569,000	1,471,198
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(p)	960,000	879,176
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (c)(p)	876,000	798,878
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (c)(p)	1,690,000	1,506,661
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (p)	723,000	242,212
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (k)(p)	1,145,000	257,637
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (c)(p)	441,000	43,663
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(p)	3,083,000	3,034,163
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class D, 4.4769% 8/15/2047 (c)(p)	1,206,913	1,174,411
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (p)	172,007	165,466
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4959% 1/15/2048 (c)(p)	3,811,000	3,410,845
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (c)(s)	3,714,615	37
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7141% 11/15/2048 (c)	1,942,000	174,780
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.4882% 12/15/2049 (c)	695,000	618,065
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4882% 12/15/2049 (c)(p)	1,251,000	746,123
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.2147% 12/15/2049 (c)	603,000	514,624
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.2147% 12/15/2049 (c)(k)(p)	1,242,000	749,473
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (p)	567,000	287,881
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	863,832
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (p)	714,000	379,486
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6392% 3/15/2042 (b)(c)(p)	2,079,919	2,084,616
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(p)	17,454,000	17,454,000
LBA Trust Series 2026-LBA6 Class D, CME Term SOFR 1 month Index + 2%, 5.6392% 7/15/2043 (b)(c)(p)	2,326,000	2,326,000
LBA Trust Series 2026-LBA6 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5392% 7/15/2043 (b)(c)(p)	1,195,000	1,196,490
LBA Trust Series 2026-LBA6 Class F, CME Term SOFR 1 month Index + 3.95%, 7.6% 7/15/2043 (b)(c)(p)	1,020,000	1,019,989
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (p)	1,146,822	1,141,093
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(p)	41,422,000	38,988,458
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (b)(c)(p)	24,765,000	21,638,419
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (b)(c)(p)	13,877,000	11,153,639
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (b)(c)(k)(p)	12,332,000	8,000,384
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (b)(c)(p)	451,123	440,779
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (b)(c)(p)	4,112,500	3,944,287
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (b)(c)(p)	3,593,100	3,383,099
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(p)	1,563,000	1,544,232
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (c)(p)	819,000	648,665
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (c)(p)	707,000	461,221
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8984% 1/15/2039 (b)(c)(p)	1,688,000	1,687,473
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5967% 1/15/2027 (b)(c)(p)	907,200	908,198
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1392% 9/15/2040 (b)(c)(p)	11,300,000	11,278,893
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2892% 9/15/2040 (b)(c)(p)	1,896,000	1,900,541
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1392% 9/15/2040 (b)(c)(p)	2,970,000	2,978,044
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8892% 9/15/2040 (b)(c)(p)	5,910,000	5,921,190
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (p)	867,000	868,181
MLTI Trust Series 2026-MLTI Class D10, CME Term SOFR 1 month Index + 2.15%, 5.7892% 6/15/2039 (b)(c)(p)	4,150,000	4,156,569
MLTI Trust Series 2026-MLTI Class E10, CME Term SOFR 1 month Index + 3%, 6.6392% 6/15/2039 (b)(c)(p)	1,805,000	1,804,985
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	940,000	922,464
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(p)	693,000	90,083
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.6901% 10/15/2046 (c)(p)	1,299,000	1,237,804
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class C, 4.2739% 2/15/2046 (c)	37,048	34,604
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7874% 5/15/2046 (c)(p)	1,155,000	1,062,503
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0129% 9/15/2049 (c)(k)	266,000	250,101
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2096% 11/15/2049 (c)	603,000	554,791
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2529% 12/15/2049 (c)	415,000	389,180
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class C, 4.558% 5/15/2050	788,000	737,607
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (k)(p)	947,000	853,295
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36 Class C, 6.283% 8/15/2059 (c)	860,000	856,488
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(p)	365,382	361,784
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5023% 6/15/2044 (c)(p)(s)	2,291,096	8,552
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9054% 7/15/2049 (c)(p)	117,355	116,823
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9054% 7/15/2049 (c)(k)(p)	332,000	327,176
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9054% 7/15/2049 (c)(k)(p)	1,123,200	1,095,647
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (c)(p)	418,000	367,891
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (c)(p)	734,000	543,249
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0272% 5/15/2048 (c)	250,379	242,858
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0272% 5/15/2048 (c)	1,173,000	1,090,961
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0272% 5/15/2048 (c)(p)	473,000	378,428
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8734% 11/15/2049 (c)	2,997,000	2,692,436
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (k)(p)	1,456,000	1,091,821
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,110,528
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,893,770
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (p)	3,406,000	2,821,582
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,905,299
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,568,702
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (b)(c)(p)	1,100,000	684,739
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (c)(p)	462,000	372,711
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (p)	756,000	589,606
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	180,036
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	2,997,941
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (c)(s)	21,732,294	751,974
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (p)	1,410,117	1,455,680
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8528% 5/5/2029 (c)(p)(s)	64,254,138	1,340,026
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(p)	1,713,000	1,633,126
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4532% 9/24/2057 (c)(p)	1,849,000	1,736,656
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(p)	311,000	257,490
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,661,580
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8689% 12/15/2056 (c)	1,126,000	1,178,119
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0109% 12/15/2056 (c)	1,548,000	1,602,719
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (p)	369,000	289,812
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (c)(p)	1,321,000	1,225,849
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (c)(p)	1,374,000	1,237,854
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (c)(p)	1,875,000	1,869,546
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(p)	7,107,000	6,984,979
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(p)	4,090,000	3,968,541
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (c)(p)	3,011,500	3,020,400
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1045% 7/15/2038 (b)(c)(k)(p)	986,000	203,128
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7545% 7/15/2038 (b)(c)(k)(p)	280,000	15,683
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(p)	49,585,570	49,616,561
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(p)	6,343,988	6,347,953
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (b)(c)(p)	7,040,222	7,044,622
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7892% 3/15/2043 (b)(c)(p)	3,997,247	4,005,991
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (p)	1,550,000	1,507,547
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (p)	6,499,000	5,740,027
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(p)	1,254,000	1,247,520
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (c)(p)	3,922,000	3,888,266
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(p)	5,907,000	5,864,523
PRM5 Trust Series 2025-PRM5 Class F, 8.7671% 3/10/2033 (c)(p)	3,980,000	4,019,637
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (p)	353,545	356,469
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (p)	25,469,000	25,484,215
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (p)	15,093,000	15,095,397
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (p)	3,425,500	3,547,848
SCG Commercial Mortgage Trust Series 2026-MFP2 Class E, CME Term SOFR 1 month Index + 2.6%, 6.3% 8/15/2041 (b)(c)(p)	695,000	693,987
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (b)(c)(p)	6,200,000	6,203,875
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (c)(p)	1,725,000	1,298,917
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (c)(p)	2,364,000	2,164,341
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(p)	25,317,000	24,822,845
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2392% 10/15/2041 (b)(c)(p)	3,314,000	3,320,214
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0892% 10/15/2041 (b)(c)(p)	1,166,000	1,167,457
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.34% 1/15/2039 (b)(c)(k)(p)	6,144,000	6,132,480
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.99% 1/15/2039 (b)(c)(p)	2,355,000	2,348,648
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.657% 11/15/2036 (b)(c)(p)	2,268,000	2,265,963
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.305% 11/15/2036 (b)(c)(p)	2,492,000	2,489,760
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.954% 11/15/2036 (b)(c)(p)	525,000	524,528
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (c)(p)	185,000	150,321
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8781% 2/15/2042 (b)(c)(p)	5,011,000	4,978,893
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(p)	31,288,000	31,307,555
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(c)(p)	6,820,000	6,820,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (b)(c)(p)	5,027,000	5,027,000
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (p)	2,499,000	2,473,279
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(p)	446,062	423,759
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(k)(p)	762,700	224,877
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(s)	38,791,666	359,281
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6809% 2/15/2051 (c)	336,000	310,769
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,968,641
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0045% 7/15/2039 (b)(c)(p)	1,019,000	983,605
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6545% 7/15/2039 (b)(c)(p)	1,383,000	1,201,129
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7545% 7/15/2039 (b)(c)(p)	315,000	260,976
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (c)(p)	980,000	953,182
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (c)(p)	1,355,000	1,315,991
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (c)(p)	960,000	963,384
VISTA Commercial Motgage Trust Series 2026-MF19 Class E, CME Term SOFR 1 month Index + 3%, 6.65% 9/15/2043 (b)(c)(p)	4,505,000	4,510,627
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (p)	25,554,000	21,335,773
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (p)	1,600,000	1,296,559
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(p)	35,000,000	516,233
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(p)	665,000	647,096
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(p)	1,915,000	1,856,340
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	312,200
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4143% 12/15/2059 (c)	575,000	562,511
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5431% 11/15/2049 (c)	1,323,000	1,286,053
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	373,991
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (p)	1,266,000	1,019,581
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (c)(s)	39,182,361	429,321
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (c)	2,887,000	2,757,363
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,388,169	1,358,961
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,174,959	3,080,669
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (p)	1,034,000	824,845
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,856,475
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (p)	880,000	661,583
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	965,424
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(p)	2,784,000	2,786,979
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3324% 11/15/2057 (c)	2,408,000	2,389,852
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(p)	24,500,000	24,377,505
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	720,000	692,361
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	2,130,000	2,012,472
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class XB, 0.4741% 6/15/2059 (c)(s)	40,831,000	957,532
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (c)	565,000	549,193
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(p)	18,363,000	18,234,158
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (c)(p)	439,833	156,136
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9845% 6/15/2044 (c)(p)	274,276	269,630
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9845% 6/15/2044 (c)(p)	335,432	320,593
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2152% 3/15/2045 (c)(p)	1,774,872	1,260,124
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0883% 5/15/2045 (c)(p)	416,536	393,094
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,363,020
WFCM Series 2022-C62 Class C, 4.4899% 4/15/2055 (c)	1,923,000	1,582,620
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(p)	1,548,000	1,558,325
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (c)(p)	348,000	3,480
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (c)(p)	1,960,000	9,839
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(k)(p)	528,000	237,352
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(p)	1,378,000	233,612
TOTAL UNITED STATES		2,426,341,925
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,483,170,671)		2,428,455,685

Common Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	247,196	1,878,690
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (k)	69,799	1,360,439
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (k)(v)	137,267	4,072,712
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (k)	269,370	832,279
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (k)(v)	4,677	1,015
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (k)(v)	65,301	637,338
Specialty Retail - 0.0%
White Iris LLC (k)	18,732	274,986
TOTAL CONSUMER DISCRETIONARY		912,324
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (k)(v)(y)	14,821	0
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	73,002	3,871,296
EP Energy Corp (k)(v)	6,556	11,080
Expand Energy Corp	84,408	8,285,489
Expand Energy Corp (x)	619	60,761
ExxonMobil Holdings Corp	22,714	3,655,818
Mesquite Energy Inc (k)(v)	274,222	4,159,942
New Fortress Energy Inc Class A (v)(w)	51,317	14,882
TOTAL ENERGY		20,059,268
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (k)	30,405	4,997,974
Athletico Group, LLC Pp (k)(x)	24,640	975,744
Carnelian Point Holdings LP warrants 6/30/2027 (k)(v)	1,766	5,157
Limetree Bay Cayman Ltd (k)(v)	809	0
Scrs Intermediate Holding Corp (k)(p)	494	4,121,981
Scrs Intermediate Holding Corp warrants 7/2/2031 (p)(v)	71	152,731
Stg Parent Topco, LLC (k)	243,653	1,576,435
TOTAL FINANCIALS		11,830,022
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (k)(v)	196,812	2
Cano Health LLC warrants 6/28/2029 (k)(v)	10,520	0
ModivCare Inc (k)	88,589	420,798
TOTAL HEALTH CARE		420,800
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (k)(v)	80,353	2,434,696
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Build Holdco, LLC (k)	289,014	7,537,485
Build Holdco, LLC rights (k)(v)(x)	23,707	0
TOTAL REAL ESTATE		7,537,485
TOTAL UNITED STATES		43,195,610
TOTAL COMMON STOCKS (Cost $36,932,016)		51,339,730

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030	3,814,000	4,376,564
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	9,667,000	7,796,436
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	9,116,000	8,819,730
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (p)	9,020,000	5,330,820
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,112,000	2,000,488
ON Semiconductor Corp 0% 5/1/2027 (r)	1,537,000	2,217,123
		4,217,611
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	5,627,000	8,476,934
Strategy Inc 0% 12/1/2029 (r)	7,220,000	6,550,706
Terawulf Inc 0% 5/1/2032 (p)(r)	4,922,000	5,274,907
		20,302,547
TOTAL INFORMATION TECHNOLOGY		24,520,158
TOTAL UNITED STATES		38,670,708
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $47,586,586)		50,843,708

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Alphabet Inc Series A 6.25%	35,399	1,712,250
Alphabet Inc Series B 6.25%	35,364	1,697,825
TOTAL COMMUNICATION SERVICES		3,410,075
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	64,001	2,219,555
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (k)(v)	157,072	5,056,148
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 6.5% (b)(c)	66,700	1,714,190
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	20,200	522,675
		2,236,865
TOTAL FINANCIALS		7,293,013
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	56,092	2,610,522
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	525,585
TOTAL UNITED STATES		16,058,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,287,420)		16,058,750

Foreign Government and Government Agency Obligations - 1.4%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (p)		1,372,000	1,418,305
Angola Republic 8.75% 4/14/2032 (p)		945,000	966,318
Angola Republic 9.244% 1/15/2031 (p)		1,145,000	1,205,113
Angola Republic 9.375% 3/31/2033 (p)		1,005,000	1,042,688
Angola Republic 9.375% 5/8/2048 (p)		2,015,000	1,928,093
Angola Republic 9.875% 10/15/2035 (p)		685,000	722,475
TOTAL ANGOLA			7,282,992
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (o)		14,339,639	12,410,958
Argentine Republic 1% 7/9/2029		2,117,399	1,892,955
Argentine Republic 3.5% 7/9/2041 (o)		6,335,000	4,467,759
Argentine Republic 4.125% 7/9/2035 (o)		15,818,323	11,962,607
Argentine Republic 5% 1/9/2038 (o)		8,767,281	6,961,221
Province of Santa Fe 8.1% 12/11/2034 (q)		1,020,000	1,012,931
Provincia del Chubut Argentina 9.45% 4/29/2036 (p)		1,410,000	1,488,255
TOTAL ARGENTINA			40,196,686
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (p)		1,030,000	941,945
Republic of Armenia 6.75% 3/12/2035 (p)		2,280,000	2,358,774
TOTAL ARMENIA			3,300,719
AUSTRALIA - 0.0%
Australian Commonwealth 2.75% 6/21/2035 (q)	AUD	1,750,000	1,052,060
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (p)		1,440,000	1,589,760
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (p)		790,000	701,844
Bahrain Kingdom 5.8735% 2/6/2034 (p)		915,000	870,247
Bahrain Kingdom 6.625% 10/6/2037 (p)		685,000	622,268
Bahrain Kingdom 7.1% 2/3/2038 (p)		1,325,000	1,245,288
Bahrain Kingdom 7.5% 2/12/2036 (p)		580,000	570,755
TOTAL BAHRAIN			4,010,402
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (p)		2,655,000	2,812,309
Republic of Benin 8.375% 1/23/2041 (p)		430,000	463,742
TOTAL BENIN			3,276,051
BERMUDA - 0.0%
Bermuda Government 2.375% 8/20/2030 (p)		385,000	345,922
Bermuda Government 3.375% 8/20/2050 (p)		630,000	416,194
Bermuda Government 3.717% 1/25/2027 (p)		2,220,000	2,209,666
Bermuda Government 4.75% 2/15/2029 (p)		965,000	954,626
Bermuda Government 5% 7/15/2032 (p)		1,040,000	1,024,140
TOTAL BERMUDA			4,950,548
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		2,310,000	2,196,810
Federative Republic of Brazil 5.625% 2/21/2047		1,700,000	1,393,422
Federative Republic of Brazil 6% 10/20/2033		2,150,000	2,142,475
Federative Republic of Brazil 6.25% 5/22/2036		1,495,000	1,448,341
Federative Republic of Brazil 6.625% 3/15/2035		1,010,000	1,020,605
Federative Republic of Brazil 7.125% 1/20/2037		2,250,000	2,364,750
Federative Republic of Brazil 7.250% 1/12/2056		1,520,000	1,460,720
Federative Republic of Brazil 8.25% 1/20/2034		2,809,000	3,160,125
TOTAL BRAZIL			15,187,248
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	2,350,000	1,542,394
Canadian Government 2% 6/1/2032	CAD	2,615,000	1,745,865
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,481,131
Canadian Government 3% 6/1/2034	CAD	700,000	484,851
Canadian Government 3.25% 12/1/2035	CAD	1,165,000	811,044
Canadian Government 4% 3/1/2029	CAD	13,500,000	9,948,135
TOTAL CANADA			16,013,420
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,364,645
Chilean Republic 2.75% 1/31/2027		790,000	782,890
Chilean Republic 3.1% 1/22/2061		3,325,000	1,953,438
Chilean Republic 3.5% 1/31/2034		520,000	463,580
Chilean Republic 4% 1/31/2052		455,000	340,112
Chilean Republic 4.34% 3/7/2042		1,415,000	1,198,505
Chilean Republic 5.33% 1/5/2054		1,440,000	1,314,000
TOTAL CHILE			10,417,170
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		2,720,000	2,492,880
Colombian Republic 3.125% 4/15/2031		1,455,000	1,284,401
Colombian Republic 3.25% 4/22/2032		1,245,000	1,069,455
Colombian Republic 5% 6/15/2045		1,630,000	1,249,803
Colombian Republic 5.2% 5/15/2049		1,980,000	1,520,640
Colombian Republic 5.375% 1/21/2029		1,380,000	1,375,170
Colombian Republic 6.125% 1/18/2041		105,000	95,591
Colombian Republic 6.125% 1/21/2031		675,000	676,087
Colombian Republic 6.5% 1/21/2033		800,000	798,000
Colombian Republic 7.375% 4/25/2030		935,000	982,218
Colombian Republic 7.375% 9/18/2037		630,000	652,680
Colombian Republic 7.5% 2/2/2034		830,000	869,840
Colombian Republic 8% 11/14/2035		905,000	980,568
Colombian Republic 8% 4/20/2033		1,040,000	1,120,080
Colombian Republic 8.5% 4/25/2035		1,050,000	1,166,550
Colombian Republic 8.75% 11/14/2053		1,455,000	1,652,516
TOTAL COLOMBIA			17,986,479
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (q)		680,000	677,348
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (p)		935,000	965,116
Democratic Republic of Congo 9.5% 4/16/2037 (p)		730,000	761,938
TOTAL CONGO DEMOCRATIC REPUBLIC OF			1,727,054
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (p)		785,000	733,426
Republic of Costa Rica 6.125% 2/19/2031 (p)		530,000	542,985
Republic of Costa Rica 6.55% 4/3/2034 (p)		435,000	456,110
Republic of Costa Rica 7.3% 11/13/2054 (p)		1,245,000	1,345,456
TOTAL COSTA RICA			3,077,977
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (p)		3,265,000	3,228,269
Cote d'Ivoire 6.375% 3/3/2028 (p)		1,181,924	1,194,051
Cote d'Ivoire 6.75% 2/25/2041 (p)		1,275,000	1,214,629
Cote d'Ivoire 8.075% 4/1/2036 (p)		1,060,000	1,148,477
TOTAL COTE D'IVOIRE			6,785,426
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (p)		1,500,000	1,445,250
Dominican Republic 4.875% 9/23/2032 (p)		5,535,000	5,204,284
Dominican Republic 5.75% 3/17/2034 (p)		785,000	764,443
Dominican Republic 5.95% 1/25/2027 (p)		1,881,000	1,887,584
Dominican Republic 6% 7/19/2028 (p)		1,011,000	1,021,348
Dominican Republic 6.5% 2/15/2048 (p)		635,000	608,964
Dominican Republic 6.6% 6/1/2036 (p)		816,000	834,368
Dominican Republic 6.85% 1/27/2045 (p)		1,518,000	1,514,585
Dominican Republic 7.05% 2/3/2031 (p)		2,295,000	2,401,867
Dominican Republic 7.15% 2/24/2055 (p)		1,395,000	1,421,505
Dominican Republic 7.45% 4/30/2044 (p)		794,000	840,251
TOTAL DOMINICAN REPUBLIC			17,944,449
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (o)(p)		2,516,844	2,511,810
Ecuador Government International Bond 6.9% 7/31/2035 (o)(p)		4,365,000	3,990,702
Ecuador Government International Bond 8.75% 1/29/2034 (p)		2,645,000	2,637,488
Ecuador Government International Bond 9.25% 1/29/2039 (p)		1,075,000	1,086,320
TOTAL ECUADOR			10,226,320
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (p)		45,000	44,952
Arab Republic of Egypt 7.5% 1/31/2027 (p)		2,427,000	2,447,727
Arab Republic of Egypt 7.5% 2/16/2061 (p)		3,225,000	2,720,675
Arab Republic of Egypt 7.6003% 3/1/2029 (p)		1,765,000	1,819,715
Arab Republic of Egypt 7.625% 5/20/2034 (p)		1,180,000	1,181,180
Arab Republic of Egypt 7.625% 5/29/2032 (p)		1,335,000	1,367,894
Arab Republic of Egypt 7.903% 2/21/2048 (p)		2,291,000	2,059,288
Arab Republic of Egypt 8.5% 1/31/2047 (p)		1,586,000	1,519,388
Arab Republic of Egypt 8.7002% 3/1/2049 (p)		1,420,000	1,377,315
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (p)		670,000	704,646
TOTAL EGYPT			15,242,780
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (o)(p)		1,055,000	39,034
El Salvador Republic 7.1246% 1/20/2050 (p)		1,000,000	914,000
El Salvador Republic 7.625% 2/1/2041 (p)		230,000	231,617
El Salvador Republic 7.65% 6/15/2035 (p)		855,000	884,498
El Salvador Republic 9.25% 4/17/2030 (p)		1,055,000	1,128,581
El Salvador Republic 9.65% 11/21/2054 (p)		640,000	725,885
TOTAL EL SALVADOR			3,923,615
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (p)		830,000	721,685
Gabonese Republic 7% 11/24/2031 (p)		620,000	536,858
TOTAL GABON			1,258,543
GERMANY - 0.0%
German Federal Republic 2.7% 9/13/2028 (q)	EUR	5,425,000	6,273,241
German Federal Republic 3.25% 7/4/2042 (q)	EUR	3,140,000	3,482,794
TOTAL GERMANY			9,756,035
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (p)(r)		69,312	61,774
Ghana Republic 5% 7/3/2029 (o)(p)		751,688	742,570
Ghana Republic 5% 7/3/2035 (o)(p)		1,136,500	1,058,644
TOTAL GHANA			1,862,988
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (p)		305,000	302,904
Republic of Guatemala 4.9% 6/1/2030 (p)		990,000	972,749
Republic of Guatemala 6.125% 6/1/2050 (p)		1,485,000	1,437,480
Republic of Guatemala 6.25% 8/15/2036 (p)		1,725,000	1,766,262
Republic of Guatemala 6.6% 6/13/2036 (p)		835,000	871,949
Republic of Guatemala 6.875% 8/15/2055 (p)		1,055,000	1,104,058
TOTAL GUATEMALA			6,455,402
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (p)		1,080,000	932,429
Hungary Government 3.125% 9/21/2051 (p)		2,010,000	1,207,779
Hungary Government 5.25% 6/16/2029 (p)		1,305,000	1,311,117
Hungary Government 5.5% 6/16/2034 (p)		2,095,000	2,099,609
Hungary Government 6.125% 5/22/2028 (p)		610,000	621,248
Hungary Government 6.25% 9/22/2032 (p)		615,000	644,597
Hungary Government 6.75% 9/23/2055 (p)		2,015,000	2,086,190
Hungary Government 6.75% 9/25/2052 (p)		430,000	449,651
TOTAL HUNGARY			9,352,620
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	788,325
Indonesia Government 3.5% 2/14/2050		1,165,000	780,072
Indonesia Government 3.85% 10/15/2030		1,080,000	1,035,450
Indonesia Government 4.1% 4/24/2028		1,955,000	1,945,225
Indonesia Government 4.2% 10/15/2050		44,910,000	33,770,973
Indonesia Government 4.35% 1/11/2048		1,550,000	1,205,125
Indonesia Government 5.25% 1/17/2042 (p)		835,000	776,550
Indonesia Government 5.95% 1/8/2046 (p)		985,000	966,384
Indonesia Government 6.75% 1/15/2044 (p)		690,000	732,061
Indonesia Government 7.75% 1/17/2038 (p)		2,648,000	3,045,200
Indonesia Government 8.5% 10/12/2035 (p)		4,030,000	4,830,963
TOTAL INDONESIA			49,876,328
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		3,135,000	2,020,027
Israel Government 5% 1/13/2036		1,680,000	1,616,477
Israel Government 5.75% 3/12/2054		955,000	873,720
Israel Government 5.875% 1/13/2056		1,705,000	1,591,309
TOTAL ISRAEL			6,101,533
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		430,000	500,778
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	1,442,250,000	8,729,878
Japan Government 2% 6/20/2031	JPY	1,082,700,000	6,717,823
Japan Government 2.2% 6/20/2031	JPY	236,400,000	1,479,487
Japan Government Treasury Bills 0% 11/2/2026 (r)	JPY	269,650,000	1,684,978
TOTAL JAPAN			18,612,166
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (p)		640,000	624,902
Jordan Government 7.5% 1/13/2029 (p)		605,000	626,766
Jordan Government 7.75% 1/15/2028 (p)		585,000	600,356
TOTAL JORDAN			1,852,024
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (p)		1,325,000	1,308,676
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (p)		550,000	545,881
Republic of Kenya 8.7% 2/26/2039 (p)		645,000	634,519
Republic of Kenya 8.8% 10/9/2038 (p)		625,000	622,856
Republic of Kenya 9.5% 3/5/2036 (p)		445,000	468,838
Republic of Kenya 9.75% 2/16/2031 (p)		1,485,000	1,599,434
TOTAL KENYA			3,871,528
LEBANON - 0.0%
Lebanon Republic 6.15% (l)(q)		1,815,000	501,848
Lebanon Republic 6.375% (l)(q)		961,000	264,995
Lebanon Republic 8.25% (l)(q)		2,625,000	786,188
TOTAL LEBANON			1,553,031
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,087,418
United Mexican States 3.25% 4/16/2030		2,760,000	2,586,120
United Mexican States 3.5% 2/12/2034		2,615,000	2,209,021
United Mexican States 3.75% 4/19/2071		3,325,000	1,820,504
United Mexican States 3.771% 5/24/2061		800,000	458,399
United Mexican States 4.5% 4/22/2029		905,000	897,914
United Mexican States 4.875% 5/19/2033		895,000	841,032
United Mexican States 5.375% 3/22/2033		1,240,000	1,201,114
United Mexican States 5.625% 2/9/2034		1,395,000	1,354,545
United Mexican States 5.75% 10/12/2110		1,615,000	1,258,085
United Mexican States 6% 5/7/2036		2,400,000	2,348,664
United Mexican States 6.05% 1/11/2040		1,810,000	1,709,817
United Mexican States 6.125% 2/9/2038		995,000	958,185
United Mexican States 6.25% 8/27/2037		1,040,000	1,020,001
United Mexican States 6.338% 5/4/2053		1,260,000	1,132,929
United Mexican States 6.35% 2/9/2035		1,240,000	1,252,586
United Mexican States 6.4% 5/7/2054		770,000	695,771
United Mexican States 6.75% 2/9/2056		3,200,000	3,008,000
United Mexican States 6.875% 5/13/2037		910,000	935,935
United Mexican States 7.375% 5/13/2055		1,675,000	1,711,013
TOTAL MEXICO			28,487,053
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (p)		1,405,000	1,435,531
Mongolia Government 7.875% 6/5/2029 (p)		245,000	257,250
TOTAL MONGOLIA			1,692,781
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (p)		3,700,000	3,864,576
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (p)		1,735,000	1,818,714
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (q)	EUR	755,000	650,692
European Union 3.25% 12/12/2036 (q)	EUR	580,000	647,327
European Union 3.375% 12/12/2035 (q)	EUR	16,713,000	19,068,355
European Union 3.75% 10/12/2045 (q)	EUR	7,570,000	8,256,716
European Union 4% 4/4/2044 (q)	EUR	4,905,000	5,578,711
TOTAL MULTI-NATIONAL			34,201,801
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (p)		4,760,000	4,764,665
Republic of Nigeria 6.5% 11/28/2027 (p)		600,000	605,069
Republic of Nigeria 7.143% 2/23/2030 (p)		1,650,000	1,695,920
Republic of Nigeria 7.696% 2/23/2038 (p)		1,210,000	1,228,150
Republic of Nigeria 7.875% 2/16/2032 (p)		1,840,000	1,929,700
Republic of Nigeria 9.1297% 1/13/2046 (p)		760,000	835,050
TOTAL NIGERIA			11,058,554
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (p)		2,185,000	2,201,388
Oman Sultanate 6% 8/1/2029 (p)		1,310,000	1,345,396
Oman Sultanate 6.25% 1/25/2031 (p)		895,000	929,681
Oman Sultanate 6.5% 3/8/2047 (p)		1,060,000	1,076,218
Oman Sultanate 6.75% 1/17/2048 (p)		2,234,000	2,334,910
Oman Sultanate 7% 1/25/2051 (p)		685,000	743,464
TOTAL OMAN			8,631,057
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (p)		1,525,000	1,537,963
Islamic Republic of Pakistan 6.975% 4/24/2029 (p)		670,000	672,512
Islamic Republic of Pakistan 7.375% 4/8/2031 (p)		960,000	963,600
TOTAL PAKISTAN			3,174,075
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	993,791
Panamanian Republic 5.227% 2/23/2034		1,845,000	1,789,558
Panamanian Republic 5.662% 2/23/2038		3,675,000	3,577,245
Panamanian Republic 6.4% 2/14/2035		1,380,000	1,433,475
Panamanian Republic 7.875% 3/1/2057		865,000	1,005,563
Panamanian Republic 8% 3/1/2038		915,000	1,049,048
TOTAL PANAMA			9,848,680
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (p)		1,045,000	914,375
Republic of Paraguay 4.95% 4/28/2031 (p)		793,000	784,245
Republic of Paraguay 5.4% 3/30/2050 (p)		930,000	817,145
Republic of Paraguay 6% 2/9/2036 (p)		560,000	573,552
Republic of Paraguay 6.65% 3/4/2055 (p)		650,000	661,713
TOTAL PARAGUAY			3,751,030
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,859,990
Peruvian Republic 3% 1/15/2034		1,130,000	960,500
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,311,660
TOTAL PERU			4,132,150
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		2,080,000	1,261,000
Philippine Republic 2.95% 5/5/2045		430,000	278,424
Philippine Republic 5% 7/17/2033		920,000	906,927
Philippine Republic 5.5% 1/17/2048		805,000	739,594
Philippine Republic 5.6% 5/14/2049		1,075,000	997,063
Philippine Republic 5.609% 4/13/2033		825,000	841,088
Philippine Republic 5.95% 10/13/2047		1,320,000	1,282,050
TOTAL PHILIPPINES			6,306,146
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (p)		780,000	778,580
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (p)		870,000	847,024
Republic of Poland 5.375% 4/14/2036		670,000	660,017
Republic of Poland 5.5% 3/18/2054		1,110,000	992,162
Republic of Poland 5.5% 4/4/2053		585,000	523,628
Republic of Poland 5.75% 11/16/2032		1,500,000	1,549,080
Republic of Poland 6.125% 4/14/2056		670,000	644,292
TOTAL POLAND			5,994,783
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (p)		2,090,000	1,693,443
State of Qatar 4.625% 6/2/2046 (p)		3,535,000	3,017,299
State of Qatar 4.817% 3/14/2049 (p)		3,480,000	3,016,046
State of Qatar 5.103% 4/23/2048 (p)		3,780,000	3,397,578
State of Qatar 9.75% 6/15/2030 (p)		722,000	840,834
TOTAL QATAR			11,965,200
ROMANIA - 0.2%
Romanian Republic 2.124% 7/16/2031 (q)	EUR	875,000	894,231
Romanian Republic 3% 2/27/2027 (p)		1,076,000	1,064,502
Romanian Republic 3.625% 3/27/2032 (p)		1,430,000	1,274,230
Romanian Republic 4% 2/14/2051 (p)		1,365,000	880,070
Romanian Republic 4.625% 3/4/2033 (p)	EUR	2,570,000	2,843,148
Romanian Republic 5.75% 7/4/2036 (p)		2,345,000	2,206,739
Romanian Republic 5.75% 9/16/2030 (p)		1,396,000	1,393,124
Romanian Republic 5.875% 7/11/2032 (q)	EUR	3,450,000	4,124,713
Romanian Republic 6% 5/25/2034 (p)		1,020,000	995,296
Romanian Republic 6.375% 1/30/2034 (q)		1,670,000	1,666,627
Romanian Republic 6.375% 9/18/2033 (q)	EUR	1,010,000	1,225,031
Romanian Republic 6.625% 2/17/2028 (p)		610,000	620,418
Romanian Republic 7.125% 1/17/2033 (p)		780,000	816,457
Romanian Republic 7.5% 2/10/2037 (p)		2,112,000	2,244,000
TOTAL ROMANIA			22,248,586
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (p)		1,800,000	1,728,828
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (p)		2,285,000	1,923,970
Kingdom of Saudi Arabia 3.25% 10/22/2030 (p)		10,790,000	10,071,602
Kingdom of Saudi Arabia 3.45% 2/2/2061 (p)		4,585,000	2,728,213
Kingdom of Saudi Arabia 3.75% 1/21/2055 (p)		1,250,000	824,999
Kingdom of Saudi Arabia 4.375% 1/12/2031 (p)		985,000	958,838
Kingdom of Saudi Arabia 4.5% 10/26/2046 (p)		3,040,000	2,399,046
Kingdom of Saudi Arabia 4.5% 4/22/2060 (p)		7,675,000	5,664,150
Kingdom of Saudi Arabia 4.625% 10/4/2047 (p)		1,355,000	1,092,808
Kingdom of Saudi Arabia 4.875% 1/12/2036 (p)		1,025,000	985,917
TOTAL SAUDI ARABIA			26,649,543
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (p)		1,905,000	950,119
Republic of Senegal 6.75% 3/13/2048 (p)		735,000	363,709
TOTAL SENEGAL			1,313,828
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (p)		1,565,000	1,362,021
Republic of Serbia 6% 6/12/2034 (p)		750,000	751,807
Republic of Serbia 6.5% 9/26/2033 (p)		1,650,000	1,705,688
TOTAL SERBIA			3,819,516
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	1,008,778
South African Republic 4.85% 9/30/2029		620,000	615,660
South African Republic 5% 10/12/2046		1,415,000	1,086,501
South African Republic 5.65% 9/27/2047		760,000	630,800
South African Republic 5.75% 9/30/2049		2,295,000	1,901,408
South African Republic 5.875% 4/20/2032		1,590,000	1,627,564
South African Republic 6.125% 12/11/2037 (p)		505,000	492,515
South African Republic 7.1% 11/19/2036 (p)		1,755,000	1,872,462
South African Republic 7.25% 12/11/2055 (p)		670,000	653,585
TOTAL SOUTH AFRICA			9,889,273
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (o)(p)		822,214	846,572
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (o)(p)		3,005,850	2,888,863
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (o)(p)		1,125,971	1,151,305
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (o)(p)		562,748	574,003
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (o)(p)		610,852	504,442
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (p)		430,502	416,510
TOTAL SRI LANKA			6,381,695
SWITZERLAND - 0.0%
Swiss Confederation 4% 4/8/2028 (q)	CHF	3,240,000	4,257,192
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.2% 7/16/2038 (p)		690,000	682,134
Republic of Trinidad & Tobago 6.5% 1/28/2036 (p)		1,295,000	1,314,101
TOTAL TRINIDAD & TOBAGO			1,996,235
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		3,940,000	3,936,296
Turkish Republic 4.875% 4/16/2043		2,605,000	1,927,387
Turkish Republic 5.125% 2/17/2028		1,695,000	1,676,050
Turkish Republic 5.25% 3/13/2030		1,055,000	1,019,394
Turkish Republic 5.75% 5/11/2047		3,093,000	2,446,099
Turkish Republic 5.875% 6/26/2031		1,580,000	1,534,733
Turkish Republic 6% 1/14/2041		3,615,000	3,134,350
Turkish Republic 6% 3/25/2027		440,000	441,279
Turkish Republic 6.3% 3/14/2033		815,000	788,252
Turkish Republic 6.625% 2/17/2045		1,020,000	910,381
Turkish Republic 6.8% 11/4/2036		1,890,000	1,828,859
Turkish Republic 6.875% 1/14/2038		1,705,000	1,646,911
Turkish Republic 7.125% 7/17/2032		880,000	892,998
Turkish Republic 7.25% 5/29/2032		815,000	831,447
Turkish Republic 7.625% 5/15/2034		990,000	1,024,571
Turkish Republic 9.125% 7/13/2030		1,120,000	1,222,771
Turkish Republic 9.375% 1/19/2033		3,315,000	3,738,491
Turkish Republic 9.375% 3/14/2029		2,840,000	3,052,574
Turkish Republic 9.875% 1/15/2028		3,115,000	3,273,865
TOTAL TURKEY			35,326,708
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (o)(p)		425,061	305,194
Ukraine Government 0% 2/1/2034 (o)(p)		1,588,395	881,559
Ukraine Government 0% 2/1/2035 (o)(p)		1,572,305	909,578
Ukraine Government 0% 2/1/2036 (o)(p)		1,118,587	644,865
Ukraine Government 4% 2/1/2032 (o)(p)		1,921,500	1,577,552
Ukraine Government 4.5% 2/1/2029 (o)(p)		2,180,999	1,864,754
Ukraine Government 4.5% 2/1/2034 (o)(p)		3,090,444	2,121,590
Ukraine Government 4.5% 2/1/2035 (o)(p)		1,408,878	948,175
Ukraine Government 4.5% 2/1/2036 (o)(p)		946,169	628,256
TOTAL UKRAINE			9,881,523
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (p)		3,520,000	2,144,771
Emirate of Abu Dhabi 3.125% 9/30/2049 (p)		5,230,000	3,347,880
Emirate of Abu Dhabi 3.875% 4/16/2050 (p)		2,900,000	2,111,229
Emirate of Abu Dhabi 5.5% 4/30/2054 (p)		1,425,000	1,327,103
Emirate of Dubai 3.9% 9/9/2050 (q)		3,695,000	2,475,428
Emirate of Dubai 5.25% 1/30/2043 (q)		890,000	819,058
TOTAL UNITED ARAB EMIRATES			12,225,469
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 3.75% 7/22/2052 (q)	GBP	1,700,000	1,680,430
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,008,010
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,109,160
TOTAL URUGUAY			3,117,170
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (p)		725,000	671,517
Republic of Uzbekistan 3.9% 10/19/2031 (p)		495,000	453,806
TOTAL UZBEKISTAN			1,125,323
VENEZUELA - 0.0%
Venezuela Republic 11.95% (l)(q)		1,641,700	944,798
Venezuela Republic 12.75% (l)(q)		450,400	266,637
Venezuela Republic 9.25% (l)		10,096,000	5,267,689
TOTAL VENEZUELA			6,479,124
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (o)(p)		366,684	360,123
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $589,385,694)			580,637,322

Non-Convertible Corporate Bonds - 23.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (p)		1,050,000	1,068,239
Sonangol Finance Ltd 10% 1/29/2031 (p)		455,000	467,512

TOTAL ANGOLA			1,535,751
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (p)		717,000	768,172
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (p)		945,000	963,654
Tecpetrol SA 7.625% 11/3/2030 (p)		1,015,000	1,034,539
YPF SA 8.25% 1/17/2034 (p)		945,000	982,328
TOTAL ENERGY			2,980,521
TOTAL ARGENTINA			3,748,693
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(q)	GBP	3,500,000	4,637,606
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(p)		9,644,000	9,197,900
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(q)	EUR	3,000,000	3,380,372
Commonwealth Bank of Australia 4.454% 5/21/2037 (c)(q)	EUR	2,350,000	2,703,905
National Australia Bank Ltd 3.612% 1/22/2036 (c)(q)	EUR	2,700,000	3,059,798
Westpac Banking Corp 4.11% 7/24/2034 (c)		13,519,000	13,113,021
			36,092,602
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	985,000	1,077,008
Cimic Finance Ltd 6% 4/22/2036 (p)		4,000,000	3,906,411
			4,983,419
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(q)	GBP	3,020,000	3,898,889
TOTAL FINANCIALS			44,974,910
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (p)		940,000	927,895
Mineral Resources Ltd 6.25% 5/1/2034 (p)		1,005,000	984,129
Mineral Resources Ltd 7% 4/1/2031 (p)		1,115,000	1,149,869
Mineral Resources Ltd 8.5% 5/1/2030 (p)		2,475,000	2,555,002
Mineral Resources Ltd 9.25% 10/1/2028 (p)		1,112,000	1,143,912
TOTAL MATERIALS			6,760,807
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,540,000	2,549,295
TOTAL AUSTRALIA			54,285,012
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (q)	EUR	1,160,000	1,311,837
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 4.375% 6/23/2031 (q)	EUR	1,460,000	1,669,022
Supernova Invest GmbH 5% 6/24/2030 (q)	EUR	850,000	999,645
TOTAL REAL ESTATE			2,668,667
TOTAL AUSTRIA			3,980,504
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (q)		1,115,000	1,112,213
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (p)		2,177,000	2,174,279
Bapco Energies BSC Closed 8.375% 11/7/2028 (p)		910,000	923,650

TOTAL BAHRAIN			3,097,929
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (p)		3,979,000	2,327,715
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	1,200,000	1,398,540
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (q)	EUR	4,200,000	4,895,791
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (q)	EUR	2,100,000	2,339,717
TOTAL BELGIUM			8,634,048
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		1,380,000	1,329,906
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (p)		685,000	595,320
Minerva Luxembourg SA 7.5% 4/22/2036 (p)		655,000	611,662
Minerva Luxembourg SA 8.875% 9/13/2033 (p)		2,660,000	2,702,028
NBM US Holdings Inc 6.625% 8/6/2029 (p)		2,015,000	2,010,748
			5,919,758
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (p)		3,005,000	2,631,970
TOTAL CONSUMER STAPLES			8,551,728
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (p)		1,179,334	1,134,779
Yinson Boronia Production BV 8.947% 7/31/2042 (p)		2,395,499	2,641,038
			3,775,817
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (p)		2,506,087	2,485,412
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (p)		1,680,000	1,666,090
			4,151,502
TOTAL ENERGY			7,927,319
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		1,005,000	958,971
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (p)		1,130,000	1,003,768
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (l)(p)		8,835,000	3,070,163
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (p)		624,531	666,296
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (p)		2,530,000	2,218,405
TOTAL INDUSTRIALS			7,917,603
Materials - 0.1%
Metals & Mining - 0.1%
CSN Inova Ventures 11% 8/12/2030 (p)		4,395,000	3,436,451
CSN Resources SA 5.875% 4/8/2032 (p)		890,000	557,584
CSN Resources SA 8.875% 12/5/2030 (p)		1,185,000	866,235
ERO Copper Corp 6.5% 2/15/2030 (p)		3,221,000	3,216,330
Nexa Resources SA 6.6% 4/8/2037 (p)		865,000	878,529
Nexa Resources SA 6.75% 4/9/2034 (p)		885,000	913,302
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(p)		9,950,698	10,045,628
Usiminas International Sarl 7.5% 1/27/2032 (p)		2,120,000	2,153,390
Vale Overseas Ltd 6% 2/25/2056 (c)(p)		1,155,000	1,147,781
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,840,641
			25,055,871
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (p)		1,620,000	1,687,360
Suzano Austria GmbH 4% 1/15/2031		930,000	868,481
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,629,447
Suzano Netherlands BV 5.5% 1/15/2036		1,725,000	1,649,013
			6,834,301
TOTAL MATERIALS			31,890,172
TOTAL BRAZIL			57,616,728
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (p)		3,825,000	3,890,981
Golar LNG Ltd 7.75% 9/19/2029 (p)(q)		3,000,000	3,048,360

TOTAL CAMEROON			6,939,341
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 7% 10/15/2055 (c)		1,040,000	1,031,173
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (p)		2,540,000	2,514,731
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (p)		3,420,000	3,432,021
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (p)		1,985,000	2,009,032
			7,955,784
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (p)		10,623,000	10,350,364
TOTAL CONSUMER DISCRETIONARY			18,306,148
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	21,412,224
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,084,074
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,525,419
Cenovus Energy Inc 4.65% 3/20/2031		7,070,000	6,923,093
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,167,665
Cenovus Energy Inc 5.4% 3/20/2036		5,441,000	5,293,633
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,188,527
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,044,580
Saturn Oil & Gas Inc 8.5% 7/30/2031 (p)		1,145,000	1,188,752
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		2,250,000	2,361,092
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		349,000	362,437
TOTAL ENERGY			59,551,496
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(q)	EUR	7,535,000	8,506,220
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		1,100,000	1,067,455
Royal Bank of Canada 3.125% 9/27/2031 (c)(q)	EUR	3,540,000	4,015,310
Toronto Dominion Bank 3.357% 9/22/2032 (q)	EUR	3,585,000	4,020,964
			17,609,949
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (p)		1,590,000	1,581,144
TOTAL FINANCIALS			19,191,093
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (p)		405,000	427,771
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (p)		1,615,000	1,667,521
Bombardier Inc 7% 6/1/2032 (p)		575,000	594,245
Bombardier Inc 7.25% 7/1/2031 (p)		1,995,000	2,085,378
TOTAL INDUSTRIALS			4,347,144
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		5,342,000	5,340,679
Methanex Corp 5.25% 12/15/2029		510,000	507,302
Methanex Corp 5.65% 12/1/2044		4,881,000	4,342,730
			10,190,711
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (p)		7,656,000	7,322,609
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (p)		2,120,000	2,152,924
TOTAL MATERIALS			19,666,244
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		3,175,000	3,099,598
TransAlta Corp 6.5% 3/15/2040		2,115,000	2,025,209
TOTAL UTILITIES			5,124,807
TOTAL CANADA			127,645,876
CHILE - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (p)		1,275,000	1,260,018
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (p)		730,000	730,694
Empresa Nacional del Petroleo 6.15% 5/10/2033 (p)		1,065,000	1,084,713
TOTAL ENERGY			1,815,407
Materials - 0.0%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(p)		1,585,000	1,551,953
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (p)		2,510,000	2,245,145
Antofagasta PLC 5.625% 9/9/2035 (p)		1,400,000	1,391,754
Antofagasta PLC 5.625% 5/13/2032 (p)		665,000	672,514
Corp Nacional del Cobre de Chile 3% 9/30/2029 (p)		290,000	272,672
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (p)		1,100,000	1,033,670
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (p)		3,820,000	2,564,080
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (p)		790,000	771,735
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (p)		970,000	938,514
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (p)		1,100,000	1,116,500
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (p)		1,400,000	1,372,980
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (p)		700,000	723,380
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (p)		930,000	968,037
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (p)		865,000	893,891
			14,964,872
TOTAL MATERIALS			16,516,825
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (p)		664,703	663,414
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (p)		598,125	610,560
TOTAL UTILITIES			1,273,974
TOTAL CHILE			20,866,224
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (p)		1,585,000	1,427,483
Prosus NV 3.68% 1/21/2030 (p)		1,370,000	1,303,843
Prosus NV 4.027% 8/3/2050 (p)		2,355,000	1,610,019
Prosus NV 4.193% 1/19/2032 (p)		720,000	678,375
TOTAL CONSUMER DISCRETIONARY			5,019,720
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (p)		2,045,000	2,036,922
TOTAL CHINA			7,056,642
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (p)		3,125,000	2,960,938
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (p)		1,503,000	1,481,034
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (l)(p)		14,684,000	4,107,262
Ecopetrol SA 4.625% 11/2/2031		1,300,000	1,189,175
Ecopetrol SA 8.375% 1/19/2036		870,000	920,460
Ecopetrol SA 8.875% 1/13/2033		5,560,000	6,008,970
Geopark Ltd 5.5% 1/17/2027 (p)		1,720,000	1,689,900
Geopark Ltd 8.75% 1/31/2030 (p)		1,590,000	1,635,315
Gran Tierra Energy Inc 9.75% 4/15/2031 (p)(w)		3,886,000	4,029,976
			19,581,058
TOTAL ENERGY			21,062,092
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		1,080,000	1,146,469
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (p)		2,150,000	2,230,324
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (p)		8,383,482	7,934,546
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (p)		785,000	819,799
Termocandelaria Power SA 7.75% 9/17/2031 (p)		1,955,000	2,025,869
TOTAL UTILITIES			10,780,214
TOTAL COLOMBIA			38,180,037
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (p)		1,445,000	1,454,277
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (p)		1,395,000	1,454,922
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (p)		2,350,000	2,392,594
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (p)		1,785,000	1,813,185
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	2,050,000	1,934,707
TOTAL CZECH REPUBLIC			3,747,892
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	1,930,000	2,181,981
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (q)	EUR	710,000	814,562
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	1,325,000	1,567,376
TOTAL CONSUMER STAPLES			4,563,919
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(q)	EUR	1,770,000	2,063,218
Jyske Bank A/S 5.125% 5/1/2035 (c)(q)	EUR	1,323,000	1,583,128
			3,646,346
Financial Services - 0.0%
Nykredit Realkredit A/S 3.75% 9/26/2033 (q)	EUR	3,150,000	3,561,656
TOTAL FINANCIALS			7,208,002
TOTAL DENMARK			11,771,921
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (p)		1,095,000	1,128,562
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (p)		830,000	820,766
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	1,000,000	1,111,829
Citycon Treasury BV 5.375% 7/8/2031 (q)	EUR	1,000,000	1,100,367
TOTAL REAL ESTATE			2,212,196
TOTAL FINLAND			3,032,962
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (p)		4,935,217	4,801,538
Altice France SA 6.5% 4/15/2032 (p)		9,150,567	8,896,862
Altice France SA 6.875% 10/15/2030 (p)		3,571,649	3,498,102
Altice France SA 6.875% 7/15/2032 (p)		3,835,799	3,761,029
Orange SA 4.75% 1/13/2033 (p)		2,135,000	2,055,224
Orange SA 5% 1/13/2036 (p)		2,135,000	2,029,898
			25,042,653
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (q)	EUR	1,800,000	2,032,386
TOTAL COMMUNICATION SERVICES			27,075,039
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (p)		2,025,000	2,028,807
Valeo SE 4.625% 3/23/2032 (q)	EUR	1,100,000	1,279,443
			3,308,250
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(q)	EUR	1,700,000	1,958,509
RCI Banque SA 5.5% 10/9/2034 (c)(q)	EUR	1,900,000	2,262,608
			4,221,117
TOTAL CONSUMER DISCRETIONARY			7,529,367
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (q)	EUR	2,500,000	2,752,243
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (p)		5,106,000	5,324,358
Viridien 10% 10/15/2030 (p)		1,600,000	1,687,694
TOTAL ENERGY			7,012,052
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (c)(q)	EUR	6,300,000	7,125,672
BNP Paribas SA 5.786% 1/13/2033 (c)(p)		32,823,000	33,299,784
BPCE SA 5.716% 1/18/2030 (c)(p)		2,250,000	2,278,040
BPCE SA 7.003% 10/19/2034 (c)(p)		1,959,000	2,081,994
Societe Generale SA 5.5% 4/13/2029 (c)(p)		22,413,000	22,558,939
Societe Generale SA 6.691% 1/10/2034 (c)(p)		1,700,000	1,779,266
			69,123,695
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (p)		1,070,000	1,078,700
TOTAL FINANCIALS			70,202,395
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (q)	EUR	700,000	810,299
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	1,700,000	2,211,822
Electricite de France SA 6.125% 6/2/2034 (q)	GBP	2,400,000	3,273,917
			5,485,739
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	1,400,000	1,582,688
Engie SA 4.25% 9/6/2034 (q)	EUR	2,000,000	2,341,276
Engie SA 6.1% 6/24/2036	AUD	3,560,000	2,496,248
Veolia Environnement SA 3.324% 6/17/2032 (q)	EUR	3,500,000	3,942,984
			10,363,196
TOTAL UTILITIES			15,848,935
TOTAL FRANCE			131,230,330
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (p)		1,185,000	1,184,455
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (p)		920,000	916,232
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (p)		1,455,000	1,402,926
TOTAL GEORGIA			3,503,613
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	1,200,000	1,318,891
Schaeffler AG 5.375% 4/1/2031 (q)	EUR	1,200,000	1,445,706
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	1,300,000	1,521,682
ZF Europe Finance BV 5.5% 2/17/2032 (q)	EUR	1,800,000	2,090,415
ZF Europe Finance BV 7% 6/12/2030 (q)	EUR	1,100,000	1,357,707
ZF North America Capital Inc 6.75% 4/23/2030 (p)		2,125,000	2,141,839
ZF North America Capital Inc 6.875% 4/23/2032 (p)		1,210,000	1,212,547
ZF North America Capital Inc 7.125% 4/14/2030 (p)		1,040,000	1,058,824
ZF North America Capital Inc 7.5% 3/24/2031 (p)		820,000	840,924
TOTAL CONSUMER DISCRETIONARY			12,988,535
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 5.25% 3/5/2030 (q)	EUR	1,360,000	1,637,213
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	1,100,000	1,325,379
TOTAL CONSUMER STAPLES			2,962,592
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (q)	EUR	2,900,000	3,273,340
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(q)	EUR	1,400,000	1,608,556
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(q)	EUR	1,400,000	1,592,504
Volkswagen Bank GmbH 3.5% 6/19/2031 (q)	EUR	2,200,000	2,500,361
			5,701,421
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)		60,841,000	56,253,734
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (c)		9,427,000	9,277,958
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		10,000,000	10,074,350
			75,606,042
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (q)	EUR	660,000	572,658
KfW 0.75% 1/15/2029 (q)	EUR	4,640,000	5,108,442
			5,681,100
TOTAL FINANCIALS			86,988,563
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 5.125% 7/20/2031 (p)		21,413,000	21,236,105
Bayer US Finance LLC 5.375% 7/20/2033 (p)		11,076,000	10,940,016
Bayer US Finance LLC 6.375% 11/21/2030 (p)		3,850,000	4,007,977
Bayer US Finance LLC 6.5% 11/21/2033 (p)		5,040,000	5,291,545
TOTAL HEALTH CARE			41,475,643
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (q)	EUR	599,000	692,368
TK Elevator US Newco Inc 5.25% 7/15/2027 (p)		930,000	929,730
TOTAL INDUSTRIALS			1,622,098
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (q)	EUR	2,300,000	2,576,399
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	2,100,000	2,366,563
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 15% 6/30/2027 pay-in-kind (k)	EUR	400,000	487,029
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	1,494,367	1,908,115
Accentro Real Estate AG 7% pay-in-kind (c)(k)(l)(q)	EUR	4,562,850	1,218,995
			3,614,139
TOTAL REAL ESTATE			5,980,702
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	2,500,000	2,839,504
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	1,000,000	1,152,963
Amprion GmbH 3.875% 6/5/2036 (q)	EUR	2,700,000	3,024,927
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(q)	EUR	3,400,000	3,750,020
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	2,985,000	3,359,417
EnBW International Finance BV 5.7923% 2/26/2036 (q)	AUD	3,140,000	2,153,278
			16,280,109
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (p)		4,265,000	4,073,854
RWE Finance US LLC 5.875% 4/16/2034 (p)		1,246,000	1,261,986
			5,335,840
TOTAL UTILITIES			21,615,949
TOTAL GERMANY			179,483,821
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (p)		5,559,000	5,527,758
Kosmos Energy Ltd 7.75% 5/1/2027 (p)		3,230,000	3,228,385
Kosmos Energy Ltd 8.75% 10/1/2031 (p)		6,205,000	5,590,581
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (c)(p)		7,351,141	7,593,729

TOTAL GHANA			21,940,453
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (p)		7,240,000	7,362,660
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (p)		2,070,000	2,115,540
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (p)		2,520,000	2,385,180
Millicom International Cellular SA 4.5% 4/27/2031 (p)		865,000	806,833
Millicom International Cellular SA 5.125% 1/15/2028 (p)		549,000	543,098
Millicom International Cellular SA 7.375% 4/2/2032 (p)		1,600,000	1,644,001
TOTAL COMMUNICATION SERVICES			5,379,112
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (p)		1,700,000	1,664,300
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (p)		1,295,000	1,271,528
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (p)		2,159,000	2,124,492
TOTAL UTILITIES			3,396,020
TOTAL GUATEMALA			10,439,432
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(q)		6,560,000	6,276,879
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (p)		540,000	547,047
OTP Bank Nyrt 8.75% 5/15/2033 (c)(q)		650,000	676,813
TOTAL FINANCIALS			1,223,860
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		520,000	539,427
TOTAL HUNGARY			1,763,287
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (p)		1,235,000	1,245,819
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (p)		950,000	953,562
TOTAL INDIA			2,199,381
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (p)		2,195,000	2,198,842
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (p)		1,995,000	2,044,875
Pertamina Persero PT 4.175% 1/21/2050 (p)		1,425,000	1,034,564
TOTAL ENERGY			5,278,281
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (p)		580,000	579,362
Freeport Indonesia PT 5.315% 4/14/2032 (p)		2,305,000	2,267,728
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (p)		3,310,000	3,306,756
TOTAL MATERIALS			6,153,846
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (p)		775,000	772,094
TOTAL INDONESIA			12,204,221
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	15,058,516
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	15,195,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	24,293,834
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	49,700,578
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		2,091,000	2,102,567
			106,350,544
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (p)		3,325,000	3,338,407
GGAM Finance Ltd 6.875% 4/15/2029 (p)		3,265,000	3,318,092
GGAM Finance Ltd 8% 6/15/2028 (p)		4,664,000	4,826,946
			11,483,445
TOTAL FINANCIALS			117,833,989
Industrials - 0.2%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (p)		5,576,000	5,557,978
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (p)		14,858,000	14,765,206
			20,323,184
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (p)		25,200,000	24,493,171
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (p)		1,059,000	1,011,743
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (p)		2,440,000	2,428,625
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (p)		13,121,000	13,147,407
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (p)		26,728,000	27,303,022
			68,383,968
TOTAL INDUSTRIALS			88,707,152
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	620,000	704,831
TOTAL IRELAND			207,245,972
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (p)(q)		2,250,000	2,235,819
Energean Israel Finance Ltd 5.875% 3/30/2031 (p)(q)		1,205,000	1,155,708
Energean Israel Finance Ltd 8.5% 9/30/2033 (p)(q)		800,000	840,637
Leviathan Bond Ltd 6.5% 6/30/2027 (p)(q)		1,885,000	1,887,104
Leviathan Bond Ltd 6.75% 6/30/2030 (p)(q)		760,000	778,623
TOTAL ENERGY			6,897,891
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (p)(q)		1,025,000	1,006,694
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (c)(p)(q)		1,320,000	1,301,058
TOTAL FINANCIALS			2,307,752
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,451,000	1,448,113
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,317,410
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,180,000	2,230,437
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,640,063
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,585,000	1,609,177
TOTAL HEALTH CARE			8,245,200
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (p)(q)		925,000	843,174
TOTAL ISRAEL			18,294,017
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (q)	EUR	2,320,000	2,691,068
Davide Campari-Milano NV 4.25% 6/17/2033 (q)	EUR	3,580,000	4,131,237
TOTAL CONSUMER STAPLES			6,822,305
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (p)		5,666,000	5,636,538
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(p)		4,469,000	4,183,195
TOTAL FINANCIALS			9,819,733
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (p)		1,042,000	1,013,282
ENEL Finance International NV 5.5% 6/26/2034 (p)		1,600,000	1,590,872
ENEL Finance International NV 7.5% 10/14/2032 (p)		712,000	786,475
Enel SpA 3.375% (c)(n)(q)	EUR	1,386,000	1,609,581
			5,000,210
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (p)		2,449,000	2,456,379
TOTAL UTILITIES			7,456,589
TOTAL ITALY			24,098,627
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (p)		784,189	779,602
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (p)		635,000	622,185

TOTAL JAMAICA			1,401,787
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (q)	EUR	1,400,000	1,582,386
NTT Finance Corp 4.567% 7/16/2027 (p)		4,566,000	4,566,967
NTT Finance Corp 4.62% 7/16/2028 (p)		4,618,000	4,597,007
NTT Finance Corp 4.876% 7/16/2030 (p)		11,656,000	11,509,202
NTT Finance Corp 5.0115% 11/1/2031 (p)		18,322,000	18,031,378
NTT Finance Corp 5.2588% 11/1/2033 (p)		26,375,000	25,822,730
TOTAL COMMUNICATION SERVICES			66,109,670
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (c)(q)	EUR	2,900,000	3,320,749
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		5,483,000	5,434,291
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)		7,737,000	7,587,601
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (c)(q)	EUR	2,900,000	3,338,425
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)		12,524,000	12,339,140
TOTAL FINANCIALS			32,020,206
TOTAL JAPAN			98,129,876
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (p)		1,415,000	1,265,279
KazMunayGas National Co JSC 5.375% 4/24/2030 (p)		520,000	522,979
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (p)		1,507,000	1,393,975

TOTAL KAZAKHSTAN			3,182,233
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (p)		485,000	478,825
LG Energy Solution Ltd 5.875% 4/2/2036 (p)		605,000	596,037
TOTAL INDUSTRIALS			1,074,862
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.875% 1/17/2033 (p)		490,000	503,282
TOTAL KOREA (SOUTH)			1,578,144
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (p)		1,085,000	1,034,140
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (p)		9,020,000	5,471,596
Altice Financing SA 9.625% 7/15/2027 (p)		2,830,000	1,772,341
			7,243,937
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (p)		5,931,000	5,776,089
TOTAL COMMUNICATION SERVICES			13,020,026
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (p)		1,970,000	2,097,628
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	3,062,217
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (p)		10,565,000	9,293,383
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (q)	EUR	4,300,000	4,786,334
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	1,300,000	1,501,297
Real Estate Management & Development - 0.1%
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (q)	EUR	2,885,000	3,205,620
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (q)	EUR	1,450,000	1,710,129
European Outlet Mall Venture Sarl 4% 7/15/2031 (q)	EUR	2,070,000	2,360,404
Logicor Financing Sarl 0.875% 1/14/2031 (q)	EUR	2,100,000	2,121,105
Logicor Financing Sarl 3.75% 7/14/2032 (q)	EUR	1,465,000	1,639,746
P3 Group Sarl 3.75% 4/2/2033 (q)	EUR	1,400,000	1,558,183
P3 Group Sarl 4% 4/19/2032 (q)	EUR	2,400,000	2,737,708
			15,332,895
TOTAL REAL ESTATE			21,620,526
TOTAL LUXEMBOURG			49,093,780
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (p)		1,985,000	1,784,639
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (p)		2,425,000	1,522,584
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (p)		2,601,000	2,584,510
TOTAL MALAYSIA			5,891,733
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (p)		1,050,000	1,061,990
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (l)(q)		4,321,000	1,253,090
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (p)		1,525,000	1,339,903
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (p)		735,000	726,030
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (p)		525,000	507,769
FEL Energy VI SARL 5.75% 12/1/2040 (p)		1,214,214	1,150,286
Petroleos Mexicanos 5.95% 1/28/2031		121,917,000	120,478,379
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	35,002,011
Petroleos Mexicanos 6.5% 6/2/2041		380,000	334,780
Petroleos Mexicanos 6.625% 6/15/2035		7,003,000	6,692,977
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	64,630,524
Petroleos Mexicanos 6.75% 9/21/2047		33,393,000	27,964,968
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	20,415,540
Petroleos Mexicanos 7.69% 1/23/2050		56,580,000	51,592,473
TOTAL ENERGY			329,495,737
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (c)(p)		595,000	589,347
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (p)		1,605,000	1,609,783
			2,199,130
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (p)		3,755,000	3,750,907
TOTAL FINANCIALS			5,950,037
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 5.5% 7/31/2047 (p)		1,705,000	1,454,536
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (p)		1,525,000	1,279,094
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (p)		2,500,000	2,513,847
			3,792,941
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (p)		1,545,000	1,159,847
TOTAL MATERIALS			4,952,788
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (p)		1,335,000	1,291,613
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (p)		1,817,385	1,924,156
COX Asset Mexico SA de CV 7.125% 1/8/2032 (p)		755,000	758,020
Saavi Energia Sarl 8.875% 2/10/2035 (p)		3,005,000	3,301,143
TOTAL UTILITIES			5,983,319
TOTAL MEXICO			351,721,023
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (p)		880,000	686,205
OCP SA 6.1% 4/30/2030 (p)		1,045,000	1,061,668
OCP SA 6.75% 5/2/2034 (p)		935,000	970,521
OCP SA 6.875% 4/25/2044 (p)		1,840,000	1,823,624
OCP SA 7.5% 5/2/2054 (p)		1,250,000	1,296,338

TOTAL MOROCCO			5,838,356
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	800,000	901,506
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(p)		4,348,000	4,443,441
ING Groep NV 3% 8/17/2031 (c)(q)	EUR	4,300,000	4,845,398
			9,288,839
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(q)		4,156,000	4,157,823
TOTAL FINANCIALS			13,446,662
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		10,103,000	9,809,516
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,133,000	28,269,855
TOTAL INFORMATION TECHNOLOGY			38,079,371
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vesteda Finance BV 3.75% 7/16/2030 (q)	EUR	900,000	1,037,744
TOTAL NETHERLANDS			53,465,283
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (p)		3,775,000	3,759,032
IHS Holding Ltd 7.875% 5/29/2030 (p)		1,720,000	1,764,101
TOTAL COMMUNICATION SERVICES			5,523,133
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Mauritius NG Holdco Ltd 8% 9/18/2027 (p)		546,543	544,492
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (p)		1,650,000	1,656,188
TOTAL NIGERIA			7,723,813
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (p)		995,000	1,043,931
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3.625% 5/28/2032 (c)(q)	EUR	2,800,000	3,217,952
TOTAL NORWAY			4,261,883
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (p)		920,000	918,730
Veon Midco BV 7.45% 6/1/2033 (p)		975,000	972,631

TOTAL PAKISTAN			1,891,361
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (p)		3,070,000	3,025,608
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (p)		3,155,000	3,002,487
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (p)		2,125,000	2,147,525
TOTAL COMMUNICATION SERVICES			8,175,620
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (p)		545,000	439,000
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (p)		735,000	741,836
TOTAL PANAMA			9,356,456
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (p)		1,370,000	1,352,875
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(p)		1,760,000	1,752,520
Intercorp Peru Ltd 5.6% 7/16/2033 (p)		1,730,000	1,723,236
TOTAL FINANCIALS			3,475,756
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (p)		2,910,000	2,964,359
Volcan Cia Minera SAA 8.5% 10/28/2032 (p)		5,322,000	5,490,441
TOTAL MATERIALS			8,454,800
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (p)		905,000	887,126
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (p)		1,805,000	1,800,704
TOTAL UTILITIES			2,687,830
TOTAL PERU			15,971,261
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (p)		2,355,000	2,396,236
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (q)	EUR	3,900,000	4,195,139
TOTAL POLAND			6,591,375
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (k)(l)(q)	EUR	1,300,000	332,202
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (p)		1,280,000	1,152,371
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (p)		2,965,000	2,959,960
QatarEnergy 2.25% 7/12/2031 (p)		5,285,000	4,644,537
QatarEnergy 3.125% 7/12/2041 (p)		3,545,000	2,571,897
QatarEnergy 3.3% 7/12/2051 (p)		5,980,000	3,857,399
TOTAL ENERGY			14,033,793
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (p)		840,973	852,604
TOTAL QATAR			16,038,768
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (k)(l)(q)		990,000	49,499
SAUDI ARABIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (p)		4,841,501	4,314,116
Green Palm Bidco Sarl 5.9573% 6/30/2041 (p)		870,000	853,687
Green Palm Bidco Sarl 6.4623% 6/30/2046 (p)		1,360,000	1,322,600
Saudi Arabian Oil Co 2.25% 11/24/2030 (p)		5,460,000	4,848,153
Saudi Arabian Oil Co 3.25% 11/24/2050 (p)		2,170,000	1,325,479
Saudi Arabian Oil Co 3.5% 11/24/2070 (p)		1,580,000	908,784
Saudi Arabian Oil Co 3.5% 4/16/2029 (p)		3,740,000	3,599,750
Saudi Arabian Oil Co 4.25% 4/16/2039 (p)		5,735,000	4,907,670
Saudi Arabian Oil Co 4.375% 2/2/2031 (p)		1,620,000	1,567,593
Saudi Arabian Oil Co 4.375% 4/16/2049 (p)		640,000	490,355
Saudi Arabian Oil Co 5% 2/2/2036 (p)		635,000	610,984
Saudi Arabian Oil Co 5.875% 7/17/2064 (p)		615,000	549,638
Saudi Arabian Oil Co 6.375% 6/2/2055 (p)		3,705,000	3,616,376
TOTAL ENERGY			28,915,185
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (p)		18,055,000	17,995,960
Gaci First Investment Co 5% 10/13/2027 (q)		2,375,000	2,375,000
Gaci First Investment Co 5.125% 2/14/2053 (q)		515,000	423,752
Gaci First Investment Co 5.25% 10/13/2032 (q)		1,230,000	1,219,238
TOTAL FINANCIALS			22,013,950
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (p)		2,760,000	2,763,892
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (p)		1,390,000	1,377,838
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (p)		4,440,000	4,479,605
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (p)		850,000	869,005
TOTAL INDUSTRIALS			9,490,340
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (p)		1,095,000	1,064,888
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (p)		2,155,000	2,148,707
TOTAL MATERIALS			3,213,595
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (q)		1,405,000	1,396,444
TOTAL SAUDI ARABIA			65,029,514
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (p)		2,495,000	2,486,268
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (p)		2,090,000	2,175,063
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (p)		1,019,000	1,019,000
TOTAL COMMUNICATION SERVICES			3,194,063
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (p)		875,000	905,013
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,895,000	1,891,589
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	652,043
Sasol Financing USA LLC 8.75% 4/10/2033 (p)		620,000	651,775
Sasol Financing USA LLC 8.75% 5/3/2029 (p)		2,325,000	2,451,480
			5,646,887
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (p)		1,075,000	1,062,401
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (p)		1,240,000	1,260,646
			2,323,047
TOTAL MATERIALS			7,969,934
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (p)		2,630,000	2,669,450
Eskom Holdings 8.45% 8/10/2028 (p)		1,470,000	1,539,825
TOTAL UTILITIES			4,209,275
TOTAL SOUTH AFRICA			16,278,285
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (c)(p)		4,280,000	4,186,821
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (q)	EUR	1,300,000	1,483,449
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	2,000,000	2,241,812
Sveafastigheter AB 4.5% 3/2/2032 (q)	EUR	2,060,000	2,369,551

TOTAL SWEDEN			6,094,812
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.869% 1/12/2029 (c)(p)		11,793,000	11,657,872
UBS Group AG 4.125% 6/9/2033 (c)(q)	EUR	3,230,000	3,771,498
UBS Group AG 4.194% 4/1/2031 (c)(p)		36,361,000	35,235,168
UBS Group AG 4.75% 3/17/2032 (c)(q)	EUR	9,810,000	11,797,171
UBS Group AG 5.428% 2/8/2030 (c)(p)		65,000,000	65,654,760
			128,116,469
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(p)		2,600,000	2,578,094
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(q)		3,670,000	3,286,710
			5,864,804
TOTAL FINANCIALS			133,981,273
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (p)(w)		3,310,000	3,197,790
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (p)(w)		2,370,000	2,401,116
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (p)(w)		1,494,000	1,525,485
TOTAL INDUSTRIALS			7,124,391
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (p)		3,609,000	3,843,654
Consolidated Energy Finance SA 5.625% 10/15/2028 (p)		5,276,000	5,172,485
			9,016,139
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (q)	EUR	895,000	1,029,306
TOTAL MATERIALS			10,045,445
TOTAL SWITZERLAND			151,151,109
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (p)		1,375,000	891,302
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (p)		945,000	933,584
Financials - 0.0%
Banks - 0.0%
Akbank TAS 8.25% 12/8/2036 (c)(p)		920,000	925,272
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(p)		1,420,000	1,435,975
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (p)		1,340,000	1,319,538
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (p)		1,670,000	1,623,891
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (p)		1,775,000	1,732,489
TOTAL FINANCIALS			7,037,165
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (p)		700,000	719,264
TOTAL TURKEY			8,690,013
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 8.95% 1/15/2033 pay-in-kind (p)		1,380,134	1,218,561
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (p)		1,370,000	1,166,377
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (p)		1,174,569	1,045,695
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (p)		5,030,000	4,326,454
TOTAL ENERGY			6,538,526
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (p)		1,720,000	1,486,286
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (p)		835,000	839,651
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (p)		1,925,000	1,810,193
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (p)		870,000	818,879
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (p)		2,140,000	1,843,674
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (p)		810,000	817,217
TOTAL FINANCIALS			7,615,900
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (p)		2,070,000	1,958,738
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (p)		1,480,000	1,301,201
TOTAL INDUSTRIALS			3,259,939
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(p)		1,515,000	1,407,026
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(q)		2,355,000	2,292,522
Alpha Star Holding IX Ltd 7% 8/26/2028 (q)		1,815,000	1,803,674
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		1,805,000	1,816,011
Sobha Sukuk Ltd 8.75% 7/17/2028 (q)		1,335,000	1,335,394
TOTAL REAL ESTATE			8,654,627
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (p)		1,960,000	1,451,086
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (p)		880,000	867,856
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (p)		985,000	957,046
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (p)		1,970,000	1,849,357
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (p)		520,000	517,431
TOTAL UTILITIES			5,642,776
TOTAL UNITED ARAB EMIRATES			31,711,768
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (q)	EUR	2,300,000	2,576,913
Virgin Media Finance PLC 5% 7/15/2030 (p)		715,000	440,953
			3,017,866
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (q)	GBP	800,000	1,080,867
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (p)		2,465,000	2,037,988
			3,118,855
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (p)		1,340,000	1,085,403
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (p)		1,030,000	858,227
			1,943,630
TOTAL COMMUNICATION SERVICES			8,080,351
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (p)		2,525,000	2,592,250
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (p)		2,185,000	2,262,807
			4,855,057
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	2,757,000	3,112,073
Marks & Spencer PLC 5.125% 8/18/2032 (q)	GBP	1,600,000	2,104,990
			5,217,063
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (p)		3,245,000	3,301,106
IHG Finance LLC 3.375% 9/10/2030 (q)	EUR	1,350,000	1,537,807
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	1,850,000	2,460,519
			7,299,432
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	3,350,000	3,900,174
TOTAL CONSUMER DISCRETIONARY			21,271,726
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	22,675,690
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	5,095,000	5,944,518
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	7,075,000	7,893,214
Imperial Brands Finance PLC 6.125% 7/27/2027 (p)		12,116,000	12,261,606
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,721,548
Reynolds American Inc 5.85% 8/15/2045		22,737,000	21,561,374
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,841,647
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,566,692
TOTAL CONSUMER STAPLES			79,466,289
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (c)(q)	EUR	4,648,000	5,332,240
Barclays PLC 5.088% 6/20/2030 (c)		26,155,000	26,054,980
Barclays PLC 5.69% 3/12/2030 (c)		28,747,000	29,180,218
Barclays PLC 6.224% 5/9/2034 (c)		20,610,000	21,284,461
Barclays PLC 6.49% 9/13/2029 (c)		36,156,000	37,151,778
HSBC Holdings PLC 3.608% 12/1/2033 (c)(q)	EUR	1,100,000	1,241,883
HSBC Holdings PLC 4.787% 3/10/2032 (c)(q)	EUR	1,620,000	1,948,913
HSBC Holdings PLC 4.856% 5/23/2033 (c)(q)	EUR	3,240,000	3,918,101
HSBC Holdings PLC 8.201% 11/16/2034 (c)(q)	GBP	2,665,000	3,855,112
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(q)	EUR	4,800,000	5,766,870
NatWest Group PLC 3.073% 5/22/2028 (c)		17,464,000	17,271,836
NatWest Group PLC 7.416% 6/6/2033 (c)(q)	GBP	5,593,000	7,801,943
Standard Chartered PLC 3.864% 3/17/2033 (c)(q)	EUR	2,065,000	2,369,288
Standard Chartered PLC 3.934% 5/28/2032 (c)(q)	EUR	2,270,000	2,620,975
Virgin Money UK PLC 7.625% 8/23/2029 (c)(q)	GBP	2,980,000	4,236,564
			170,035,162
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	3,200,000	3,607,523
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	2,600,000	3,947,665
TOTAL FINANCIALS			177,590,350
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	4,150,000	4,110,135
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	4,850,000	6,560,106
TOTAL INDUSTRIALS			10,670,241
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (k)(l)(p)		1,205,000	172,748
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	2,250,000	3,015,818
Retail REITs - 0.0%
Hammerson PLC 3.875% 6/8/2031 (q)	EUR	1,490,000	1,705,252
TOTAL REAL ESTATE			4,721,070
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (q)	EUR	1,770,000	1,971,533
NGG Finance PLC 2.125% 9/5/2082 (c)(q)	EUR	3,500,000	4,004,782
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	3,275,000	3,688,492
SSE PLC 6.3% 8/20/2036	AUD	3,720,000	2,642,373
			12,307,180
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (p)		6,170,000	6,062,073
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (p)		2,370,000	2,411,475
			8,473,548
Multi-Utilities - 0.0%
Cadent Finance PLC 4% 7/7/2036 (q)	EUR	2,760,000	3,092,858
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (q)	GBP	1,300,000	1,683,393
Anglian Water Osprey Financing PLC 6.75% 8/27/2031 (q)	GBP	600,000	809,788
Anglian Water Services Financing PLC 4.25% 6/23/2036 (q)	EUR	940,000	1,064,516
Anglian Water Services Financing PLC 5.375% 11/10/2033 (q)	GBP	1,150,000	1,492,536
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	3,103,000	4,218,385
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	1,250,000	1,732,292
Northumbrian Water Finance PLC 5.375% 7/22/2032 (q)	GBP	1,725,000	2,277,120
Northumbrian Water Finance PLC 5.625% 4/29/2033 (q)	GBP	2,900,000	3,838,058
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	3,525,000	3,947,151
South West Water Finance PLC 5.25% 9/15/2031 (q)	GBP	2,820,000	3,734,011
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	650,000	875,661
SW Finance I PLC 6.875% 8/7/2032 (q)	GBP	3,350,000	4,589,907
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	1,194,000	1,574,170
Wessex Water Services Finance PLC 6.125% 9/19/2034 (q)	GBP	2,115,000	2,817,181
Yorkshire Water Finance PLC 5.5% 4/28/2035 (q)	GBP	1,324,000	1,680,054
Yorkshire Water Finance PLC 6% 7/22/2033 (q)	GBP	2,625,000	3,492,464
			39,826,687
TOTAL UTILITIES			63,700,273
TOTAL UNITED KINGDOM			365,673,048
UNITED STATES - 17.8%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.9%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (p)		3,460,000	3,324,097
APLD ComputeCo 3 LLC 7% 6/15/2031 (p)		5,395,000	5,194,314
APLD ComputeCo LLC 9.25% 12/15/2030 (p)(w)		8,820,000	9,303,043
AT&T Inc 4.3% 2/15/2030		5,232,000	5,123,406
AT&T Inc 4.4% 4/30/2031		5,141,000	4,998,388
Black Pearl Compute LLC 6.125% 2/15/2031 (p)(w)		2,117,000	2,118,357
Cipher Compute LLC 7.125% 11/15/2030 (p)(w)		2,075,000	2,100,716
Comcast Corp 4.65% 7/15/2042		7,870,000	6,398,475
Core Scientific Finance I LLC 7.75% 5/15/2031 (p)		7,725,000	7,495,433
Edged Compute LLC 7.5% 4/30/2031 (p)		8,821,000	8,367,843
ELK Grove Village Property LLC 7.5% 6/15/2031 (p)		1,120,000	1,078,463
Flash Compute LLC 7.25% 12/31/2030 (p)		3,860,000	3,880,018
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (p)		6,549,000	6,486,311
HUT 8 DC LLC 6.192% 11/15/2042 (p)		25,588,000	24,850,804
Level 3 Financing Inc 3.75% 7/15/2029 (p)		242,000	230,125
Level 3 Financing Inc 6.875% 6/30/2033 (p)		3,455,000	3,512,253
Level 3 Financing Inc 7% 3/31/2034 (p)		1,565,000	1,600,812
Level 3 Financing Inc 7.5% 2/15/2037 (p)		3,000,000	2,976,476
Level 3 Financing Inc 8.5% 1/15/2036 (p)		5,605,000	5,860,902
Lumen Technologies Inc 4.5% 1/15/2029 (p)		515,000	491,269
Meridian Arc Holdco LLC 6.25% 4/30/2031 (p)		9,800,000	9,317,267
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (p)		11,283,000	10,458,982
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (p)		11,195,000	11,034,959
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (p)(w)		5,638,000	5,375,140
Sopaipilla Investor LLC 7.534% 11/30/2048 (p)		4,701,000	4,815,715
Space Exploration Technologies Corp 5.35% 7/15/2031 (p)		56,261,000	54,992,308
Space Exploration Technologies Corp 5.65% 7/15/2033 (p)		78,700,000	75,924,835
Stingray Compute LLC 6% 6/15/2031 (p)		2,163,000	2,106,156
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (p)		3,195,000	2,933,022
Uniti Services LLC 7.5% 10/15/2033 (p)		2,330,000	2,405,724
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	19,055,130
Verizon Communications Inc 4.75% 1/15/2033		19,384,000	18,759,940
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	24,891,159
WULF Compute LLC 7.75% 10/15/2030 (p)(w)		4,435,000	4,608,413
Yondr JK 1 LLC 6.875% 6/30/2031 (p)(w)		3,720,000	3,485,177
Zenith Arc LLC 8.875% 8/31/2031 (p)		4,505,000	4,347,103
			359,902,535
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (p)		2,855,000	3,003,491
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (p)		3,475,000	3,613,719
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (p)		3,070,000	3,258,264
			9,875,474
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		31,705,000	30,622,763
Meta Platforms Inc 5.25% 5/15/2036		20,749,000	19,969,442
Snap Inc 6.875% 3/1/2033 (p)		1,885,000	1,848,444
Snap Inc 6.875% 3/15/2034 (p)		1,554,000	1,511,221
			53,951,870
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (p)		2,715,000	2,263,725
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (p)		4,085,000	3,684,206
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,950,000	3,474,155
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (p)		2,380,000	2,063,292
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (p)		1,585,000	1,420,409
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (p)		1,045,000	1,020,299
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (p)		4,470,000	4,322,040
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,672,288
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		21,085,000	18,978,275
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		5,417,000	3,854,054
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	12,917,896
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	36,912,587
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	26,977,078
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		9,973,000	8,094,066
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	16,630,332
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	19,936,976
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		14,936,000	14,913,145
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	37,200,749
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,698,455
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (p)		2,900,000	2,990,683
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (p)		2,900,000	3,056,454
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (p)		2,292,000	2,291,999
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (p)		2,845,000	2,951,668
CMG Media Corp 8.875% 6/18/2029 (p)		865,000	664,178
CSC Holdings LLC 3.375% 2/15/2031 (p)		8,076,000	4,199,523
CSC Holdings LLC 4.125% 12/1/2030 (p)		4,315,000	2,276,016
CSC Holdings LLC 4.5% 11/15/2031 (p)		5,145,000	2,675,400
CSC Holdings LLC 4.625% 12/1/2030 (p)		3,078,000	654,075
Dotdash Meredith Inc 7.625% 6/15/2032 (p)		1,715,000	1,646,263
EchoStar Corp 10.75% 11/30/2029		3,934,407	4,252,395
EW Scripps Co/The 9.875% 8/15/2030 (p)		2,429,000	2,190,763
Lamar Media Corp 5.375% 11/1/2033 (p)		2,175,000	2,116,242
Nexstar Media Inc 6.5% 9/15/2033 (p)		2,100,000	2,109,362
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	13,510,539
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	6,876,811
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,147,349
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	28,526,953
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	24,782,534
Univision Communications Inc 8.5% 7/31/2031 (p)(w)		2,346,000	2,364,339
Univision Communications Inc 8.875% 4/15/2033 (p)		1,995,000	1,971,795
Univision Communications Inc 9.375% 8/1/2032 (p)(w)		5,020,000	5,122,463
			347,411,831
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	30,305,459
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,753,408
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	40,365,802
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	28,393,180
			122,817,849
TOTAL COMMUNICATION SERVICES			893,959,559
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (p)		1,570,000	1,571,685
American Axle & Manufacturing Inc 7.75% 10/15/2033 (p)		2,990,000	3,004,077
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (p)		2,930,000	2,984,819
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (p)(w)		3,893,000	3,938,721
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (p)		3,260,000	3,251,019
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (p)		3,260,000	3,220,543
			17,970,864
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		54,000,000	47,223,244
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (p)		5,460,000	5,579,126
Stellantis Finance US Inc 5.75% 3/18/2030 (p)		3,130,000	3,089,019
			55,891,389
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	3,275,000	3,691,985
Amazon.com Inc 4.35% 6/12/2036	CAD	2,400,000	1,668,060
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (p)		2,539,954	2,188,689
Saks Global Enterprises LLC 11% (k)(l)(p)		1,092,918	2,732
Wayfair LLC 6.75% 11/15/2032 (p)(w)		4,130,000	4,249,345
Wayfair LLC 7.125% 5/31/2034 (p)(w)		2,480,000	2,572,320
Wayfair LLC 7.25% 10/31/2029 (p)		5,106,000	5,274,146
Wayfair LLC 7.75% 9/15/2030 (p)		6,540,000	6,884,069
			26,531,346
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (p)		5,765,000	5,837,426
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (p)		2,683,000	2,606,392
StoneMor Inc 8.5% 5/15/2029 (p)		7,394,000	7,372,961
TKC Holdings Inc 12% 2/15/2031 (p)		1,030,000	1,107,615
TKC Holdings Inc 8.5% 8/15/2030 (p)		2,100,000	2,188,307
			19,112,701
Hotels, Restaurants & Leisure - 0.2%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (p)		3,842,000	3,808,235
Carnival Corp Ltd 5.75% 8/1/2032 (p)		1,110,000	1,098,484
Carnival Corp Ltd 5.875% 6/15/2031 (p)		3,575,000	3,587,227
Carnival Corp Ltd 6.125% 2/15/2033 (p)		1,990,000	1,994,822
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (p)		6,662,000	6,521,133
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (p)		3,865,000	3,510,479
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (p)		1,700,000	1,673,523
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (p)		3,595,000	3,581,064
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (p)		1,910,000	1,908,319
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (p)		1,020,000	1,022,932
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (p)(w)		1,305,000	1,321,700
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (p)		2,045,000	2,062,181
Light & Wonder International Inc 6.25% 10/1/2033 (p)		2,185,000	2,179,537
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (p)		5,017,000	4,233,757
McDonald's Corp 3.5% 5/21/2032 (q)	EUR	1,740,000	1,981,355
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,592,886
NCL Corp Ltd 6.25% 9/15/2033 (p)		2,265,000	2,118,811
NCL Corp Ltd 6.75% 2/1/2032 (p)		2,300,000	2,237,192
Viking Cruises Ltd 5.875% 10/15/2033 (p)		4,920,000	4,869,468
			56,303,105
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (p)		1,020,000	989,165
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (p)		1,110,000	1,113,944
Century Communities Inc 6.625% 9/15/2033 (p)(w)		2,250,000	2,276,345
Dream Finders Homes Inc 6.875% 9/15/2030 (p)		2,675,000	2,618,452
LGI Homes Inc 7% 11/15/2032 (p)		7,850,000	7,762,456
Risewell Homes Inc 8.5% 11/1/2030 (p)		2,145,000	2,178,507
Whirlpool Corp 4.6% 5/15/2050		1,885,000	1,065,654
Whirlpool Corp 5.75% 3/1/2034		430,000	335,043
Whirlpool Corp 6.5% 6/15/2033 (w)		9,245,000	7,991,362
Whirlpool Corp 7.5% 7/1/2031 (p)		1,090,000	1,091,383
Whirlpool Corp 7.875% 7/1/2034 (p)		2,165,000	2,117,958
			29,540,269
Specialty Retail - 0.1%
Advance Auto Parts Inc 1.75% 10/1/2027		780,000	751,484
Advance Auto Parts Inc 3.5% 3/15/2032		1,225,000	1,060,921
Advance Auto Parts Inc 3.9% 4/15/2030		1,150,000	1,080,474
Advance Auto Parts Inc 7% 8/1/2030 (p)(w)		2,085,000	2,131,902
Advance Auto Parts Inc 7.375% 8/1/2033 (p)(w)		7,133,000	7,311,468
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,904,027
Carvana Co 10.25% 5/1/2030 (p)		220,000	235,950
Carvana Co 4.875% 9/1/2029 (p)		1,147,000	1,083,915
Carvana Co 5.5% 4/15/2027 (p)		1,262,000	1,249,380
Carvana Co 5.875% 10/1/2028 (p)		800,000	784,000
Carvana Co 9% 6/1/2031 pay-in-kind (c)(p)		4,624,536	5,099,185
Champions Financing Inc 8.75% 2/15/2029 (p)		4,949,000	5,045,877
LBM Acquisition LLC 6.25% 1/15/2029 (p)		3,707,000	2,340,933
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,376,326
Michaels Cos Inc/The 11% 3/15/2034 (p)		4,015,000	3,895,752
Michaels Cos Inc/The 8.5% 3/15/2033 (p)		4,141,000	4,099,333
Staples Inc 10.75% 9/1/2029 (p)		7,366,000	7,076,714
Staples Inc 12.75% 1/15/2030 (p)		3,282,485	2,614,804
			51,142,445
TOTAL CONSUMER DISCRETIONARY			256,492,119
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (p)		1,455,000	1,367,842
C&S Group Enterprises LLC 5% 12/15/2028 (p)		461,000	427,897
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7% 8/15/2034 (p)		4,335,000	4,374,197
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (p)		765,000	781,644
Kroger Co/The 5% 9/15/2034		19,550,000	18,891,138
Mars Inc 4.8% 3/1/2030 (p)		23,196,000	23,078,284
Mars Inc 5% 3/1/2032 (p)		17,414,000	17,295,744
Performance Food Group Inc 5.625% 3/1/2034 (p)		2,440,000	2,370,252
Performance Food Group Inc 6.125% 9/15/2032 (p)		1,025,000	1,027,128
US Foods Inc 4.75% 2/15/2029 (p)		2,565,000	2,531,022
US Foods Inc 5.75% 4/15/2033 (p)		375,000	373,219
US Foods Inc 6.875% 9/15/2028 (p)		1,025,000	1,043,835
			73,562,202
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031		5,119,000	5,101,582
J&F Luxembourg Finance SARL 8% 4/23/2033 (p)		1,090,000	1,062,205
Lamb Weston Holdings Inc 4.125% 1/31/2030 (p)		4,500,000	4,312,713
Lamb Weston Holdings Inc 4.375% 1/31/2032 (p)(w)		850,000	799,629
Post Holdings Inc 6.25% 10/15/2034 (p)		865,000	833,901
Post Holdings Inc 6.375% 3/1/2033 (p)		1,090,000	1,071,050
Post Holdings Inc 6.5% 3/15/2036 (p)		1,035,000	1,003,117
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (p)		2,145,000	2,147,252
			16,331,449
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	6,405,000	7,190,284
TOTAL CONSUMER STAPLES			97,083,935
Energy - 1.7%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (p)		4,185,000	4,116,177
Halliburton Co 4.85% 11/15/2035		5,447,000	5,167,947
Kodiak Gas Services LLC 6.5% 10/1/2033 (p)		1,380,000	1,393,313
Kodiak Gas Services LLC 6.75% 10/1/2035 (p)		1,580,000	1,610,843
Oceaneering International Inc 6.875% 7/15/2034 (p)		2,165,000	2,234,213
Star Holding LLC 8.75% 8/1/2031 (p)		1,110,000	1,151,119
Transocean Aquila Ltd 8% 9/30/2028 (p)		673,846	687,822
Transocean International Ltd 7.875% 10/15/2032 (p)		570,000	598,550
Transocean International Ltd 8.25% 5/15/2029 (p)		1,485,000	1,543,459
Transocean International Ltd 8.5% 5/15/2031 (p)		1,915,000	2,013,517
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (p)		2,050,000	2,032,416
WBI Operating LLC 6.5% 10/15/2033 (p)		1,060,000	1,063,456
			23,612,832
Oil, Gas & Consumable Fuels - 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (p)		1,135,000	1,120,507
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (p)		4,145,000	4,067,302
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (p)		1,175,000	1,186,722
California Resources Corp 7% 1/15/2034 (p)		3,160,000	3,159,720
California Resources Corp 7.25% 1/15/2035 (p)		1,085,000	1,087,618
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (p)		1,905,000	2,063,987
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (p)		4,655,000	4,800,330
Cheniere Energy Inc 5.2% 7/30/2036 (p)		5,296,000	5,105,441
Cheniere Energy Inc 6% 7/30/2056 (p)		1,904,000	1,836,384
Cheniere Energy Partners LP 5.35% 11/30/2036 (p)		15,315,000	14,894,156
CITGO Petroleum Corp 8.375% 1/15/2029 (p)		980,000	1,006,830
CNX Midstream Partners LP 4.75% 4/15/2030 (p)		2,435,000	2,344,588
CNX Resources Corp 5.875% 3/1/2034 (p)		2,265,000	2,208,686
CNX Resources Corp 7.25% 3/1/2032 (p)		2,245,000	2,310,845
CNX Resources Corp 7.375% 1/15/2031 (p)		1,875,000	1,920,071
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (p)		3,692,000	3,798,167
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (p)		9,954,000	10,276,268
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (p)		2,975,000	3,063,753
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (p)		5,356,000	5,494,863
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (p)		3,206,000	3,335,418
Comstock Resources Inc 5.875% 1/15/2030 (p)(w)		3,274,000	3,142,926
Comstock Resources Inc 6.75% 3/1/2029 (p)		2,380,000	2,360,479
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)		465,000	454,794
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (p)		3,220,000	3,378,514
CVR Energy Inc 7.5% 2/15/2031 (p)		2,110,000	2,174,089
CVR Energy Inc 7.875% 2/15/2034 (p)		1,055,000	1,094,718
DCP Midstream Operating LP 6.45% 11/3/2036 (p)		8,754,000	9,296,106
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (p)		330,000	339,648
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (p)		1,507,000	1,560,001
Energy Transfer LP 3.75% 5/15/2030		18,703,000	17,864,021
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,600,201
Energy Transfer LP 5% 5/15/2050		7,537,000	6,173,879
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,633,420
Energy Transfer LP 5.8% 6/15/2038		7,006,000	6,960,315
Energy Transfer LP 6.5% 2/15/2056 (c)		2,132,000	2,139,944
Energy Transfer LP 6.55% 1/15/2057 (c)		2,163,000	2,149,425
Energy Transfer LP 6.7% 1/15/2057 (c)		2,163,000	2,144,378
Energy Transfer LP 6.75% 2/15/2056 (c)		222,000	221,318
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		1,060,000	1,067,205
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		3,110,000	3,262,601
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,640,000	1,647,637
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (p)		900,000	925,538
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (p)(w)		1,010,000	1,056,219
Harvest Midstream I LP 6.75% 5/15/2034 (p)		2,530,000	2,567,342
Harvest Midstream I LP 7.5% 5/15/2032 (p)		1,085,000	1,126,035
Hess Corp 5.8% 4/1/2047		15,757,000	15,512,144
Hess Corp 7.125% 3/15/2033		3,656,000	4,046,205
Hess Corp 7.3% 8/15/2031		8,054,000	8,848,117
Hess Corp 7.875% 10/1/2029		13,500,000	14,697,738
Hess Midstream Operations LP 4.25% 2/15/2030 (p)		915,000	880,621
Hess Midstream Operations LP 5.125% 6/15/2028 (p)		3,182,000	3,173,791
Hess Midstream Operations LP 5.5% 10/15/2030 (p)		850,000	847,101
Hess Midstream Operations LP 5.875% 3/1/2028 (p)		1,670,000	1,685,152
Hess Midstream Operations LP 6.5% 6/1/2029 (p)		910,000	927,480
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (p)		1,110,000	1,119,558
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (p)		2,905,000	2,919,783
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (p)		940,000	970,586
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	25,292,121
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,258,955
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,685,522
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,213,047
Kinetik Holdings LP 5.875% 6/15/2030 (p)(w)		1,775,000	1,783,884
Kinetik Holdings LP 6.625% 12/15/2028 (p)		3,520,000	3,582,832
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (p)		3,258,000	3,304,062
MPLX LP 4.8% 2/15/2029		3,672,000	3,668,085
MPLX LP 4.95% 9/1/2032		22,661,000	22,215,933
MPLX LP 5.5% 2/15/2049		11,018,000	9,799,041
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	17,157,800
Occidental Petroleum Corp 6.6% 3/15/2046		12,032,000	12,468,364
Occidental Petroleum Corp 6.625% 9/1/2030		19,199,000	20,139,252
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	23,422,860
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,511,764
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,781,231
ONEOK Inc 4.75% 10/15/2031		17,361,000	16,980,700
Par Petroleum LLC 7.375% 6/1/2034 (p)		2,415,000	2,506,012
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (p)		3,230,000	3,321,348
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,712,509
Prairie Acquiror LP 9% 8/1/2029 (p)		645,000	666,763
Rio Grande LNG LLC 5.25% 6/30/2031 (p)		6,490,000	6,414,554
Rio Grande LNG LLC 5.5% 1/30/2034 (p)		8,262,000	8,104,948
Rio Grande LNG LLC 5.75% 6/30/2036 (p)		18,782,000	18,296,735
Rockies Express Pipeline LLC 4.8% 5/15/2030 (p)		220,000	213,934
Rockies Express Pipeline LLC 4.95% 7/15/2029 (p)		1,580,000	1,562,481
Rockies Express Pipeline LLC 6.875% 4/15/2040 (p)		990,000	989,187
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	30,476,993
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,125,000	2,078,525
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,085,000	2,088,968
Sunoco LP 5.375% 7/15/2031 (p)		3,185,000	3,141,712
Sunoco LP 5.625% 7/15/2034 (p)		14,365,000	13,952,130
Sunoco LP 5.875% 3/15/2034 (p)		1,125,000	1,108,818
Sunoco LP 6.25% 7/1/2033 (p)		2,275,000	2,287,005
Sunoco LP 6.625% 8/15/2032 (p)		1,735,000	1,763,064
Sunoco LP 7% 5/1/2029 (p)		950,000	974,786
Sunoco LP 7.25% 5/1/2032 (p)		970,000	1,003,100
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (p)		2,765,000	2,764,947
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (p)		7,812,000	7,814,953
Targa Resources Corp 4.35% 1/15/2029		9,015,000	8,924,292
Targa Resources Corp 4.35% 4/15/2031		10,746,000	10,404,445
Targa Resources Corp 4.9% 9/15/2030		12,135,000	12,043,813
Targa Resources Corp 5.65% 2/15/2036		29,221,000	29,093,773
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,726,092
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)		2,375,000	2,424,820
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (p)		3,570,000	3,692,030
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (p)		1,320,000	1,365,027
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (p)		4,590,000	4,831,548
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (p)		1,790,000	1,944,319
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (p)		1,840,000	2,046,233
Western Gas Partners LP 4.05% 2/1/2030 (o)		19,000,000	18,329,228
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,694,110
Western Gas Partners LP 5.7% 7/1/2036		26,286,000	25,884,392
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	30,786,801
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	22,865,167
			709,615,700
TOTAL ENERGY			733,228,532
Financials - 7.2%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (c)		34,460,000	30,117,680
Bank of America Corp 2.496% 2/13/2031 (c)		10,000,000	9,193,390
Bank of America Corp 3.419% 12/20/2028 (c)		14,844,000	14,607,236
Bank of America Corp 3.705% 4/24/2028 (c)		20,736,000	20,617,011
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,380,045
Bank of America Corp 4.571% 4/27/2033 (c)		10,000,000	9,650,474
Bank of America Corp 4.695% 4/23/2032 (c)		45,000,000	44,083,494
Bank of America Corp 5.015% 7/22/2033 (c)		202,394,000	199,882,434
Bank of America Corp 5.468% 1/23/2035 (c)		31,000,000	31,062,550
Citigroup Inc 2.666% 1/29/2031 (c)		10,000,000	9,233,929
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	2,000,000	2,276,749
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,382,826
Citigroup Inc 4.412% 3/31/2031 (c)		42,031,000	41,096,255
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,216,366
Citigroup Inc 4.91% 5/24/2033 (c)		98,011,000	96,050,471
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,637,496
JPMorgan Chase & Co 2.739% 10/15/2030 (c)		10,000,000	9,355,753
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		16,800,000	15,578,597
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		40,200,000	39,873,370
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		60,900,000	59,905,895
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		89,633,000	86,807,244
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		41,000,000	38,985,224
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		89,141,000	87,597,206
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		24,460,000	24,481,162
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		35,000,000	35,333,942
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		45,000,000	44,749,943
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		29,053,000	29,164,334
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,780,942
Wells Fargo & Co 2.572% 2/11/2031 (c)		10,000,000	9,213,225
Wells Fargo & Co 3.526% 3/24/2028 (c)		33,177,000	32,988,966
Wells Fargo & Co 4.478% 4/4/2031 (c)		58,414,000	57,295,688
Wells Fargo & Co 4.897% 7/25/2033 (c)		54,000,000	52,825,465
Wells Fargo & Co 5.15% 4/23/2031 (c)		33,112,000	33,170,873
Wells Fargo & Co 5.389% 4/24/2034 (c)		29,117,000	29,078,541
Wells Fargo & Co 5.499% 1/23/2035 (c)		10,279,000	10,289,127
Wells Fargo & Co 5.574% 7/25/2029 (c)		33,000,000	33,449,989
Wells Fargo & Co 5.605% 4/23/2036 (c)		29,243,000	29,353,980
Wells Fargo & Co 6.303% 10/23/2029 (c)		20,000,000	20,580,119
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (b)(c)		3,979,000	3,877,172
			1,354,225,163
Capital Markets - 2.4%
Ares Strategic Income Fund 5.45% 9/9/2028		19,771,000	19,696,393
Ares Strategic Income Fund 5.8% 9/9/2030		15,997,000	15,692,706
Athene Global Funding 5.133% 6/1/2029 (p)		10,000,000	9,966,992
Athene Global Funding 5.339% 1/15/2027 (p)		46,561,000	46,690,668
Athene Global Funding 5.583% 1/9/2029 (p)		27,659,000	27,826,599
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(p)		42,310,000	42,436,055
FS KKR Capital Corp 7.5% 8/1/2031		4,330,000	4,409,569
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		34,782,000	30,349,847
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,235,313
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		64,036,000	57,176,133
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		128,004,000	127,121,008
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	67,869,475
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,362,298
Hightower Holding LLC 9.125% 1/31/2030 (p)		2,065,000	2,130,000
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (p)		15,730,000	16,083,925
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (p)		2,685,000	2,752,125
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (p)		2,590,000	2,690,362
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (p)		4,046,000	3,918,668
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (p)		1,515,000	1,501,914
Moody's Corp 3.25% 1/15/2028		7,339,000	7,213,415
Morgan Stanley 2.699% 1/22/2031 (c)		10,000,000	9,241,193
Morgan Stanley 3.622% 4/1/2031 (c)		39,278,000	37,344,514
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	2,550,000	2,912,616
Morgan Stanley 4.431% 1/23/2030 (c)		14,132,000	13,958,231
Morgan Stanley 4.708% 3/12/2032 (c)		86,400,000	84,338,888
Morgan Stanley 4.809% 4/16/2032 (c)		10,150,000	9,937,632
Morgan Stanley 4.889% 7/20/2033 (c)		69,805,000	68,222,505
Morgan Stanley 5.17% 7/14/2032 (c)		9,097,000	9,029,191
Morgan Stanley 5.192% 4/17/2031 (c)		22,172,000	22,191,277
Morgan Stanley 5.25% 4/21/2034 (c)		45,000,000	44,444,983
Morgan Stanley 5.449% 7/20/2029 (c)		16,205,000	16,372,133
Morgan Stanley 5.664% 4/17/2036 (c)		17,585,000	17,623,978
Morgan Stanley 5.831% 4/19/2035 (c)		32,000,000	32,515,998
Morgan Stanley 6.407% 11/1/2029 (c)		70,000,000	72,127,595
MSCI Inc 5.15% 3/15/2036		7,209,000	6,841,650
MSCI Inc 5.25% 9/1/2035		26,818,000	25,702,940
Resideo Funding II LLC 6.5% 7/15/2032 (p)		1,039,000	1,028,512
			975,957,301
Consumer Finance - 0.7%
Ally Financial Inc 6.646% 1/17/2040 (c)		5,741,000	5,626,654
Ally Financial Inc 6.7% 2/14/2033		3,950,000	4,020,744
Ally Financial Inc 7.1% 11/15/2027		32,320,000	33,145,171
Capital One Financial Corp 3.273% 3/1/2030 (c)		22,490,000	21,601,292
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	52,179,957
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	11,978,576
Capital One Financial Corp 5.247% 7/26/2030 (c)		35,910,000	36,080,411
Capital One Financial Corp 6.377% 6/8/2034 (c)		3,572,000	3,711,732
Capital One Financial Corp 7.624% 10/30/2031 (c)		47,805,000	51,817,680
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,895,000	3,393,201
Ford Motor Credit Co LLC 4.97% 4/6/2029		7,087,000	7,011,438
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	1,595,000	2,169,466
LFS Topco LLC 8.75% 7/15/2030 (p)		3,270,000	3,278,100
Navient Corp 4.875% 3/15/2028		1,335,000	1,319,397
Navient Corp 5% 3/15/2027		3,040,000	3,032,063
Navient Corp 5.5% 3/15/2029 (w)		1,150,000	1,124,449
Navient Corp 5.625% 8/1/2033		735,000	636,089
Navient Corp 7.875% 6/15/2032 (w)		1,960,000	1,903,017
Navient Corp 9.375% 10/15/2031		1,075,000	1,102,849
OneMain Finance Corp 6.125% 5/15/2030		1,850,000	1,841,470
OneMain Finance Corp 6.5% 3/15/2033		1,125,000	1,100,447
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,016,839
OneMain Finance Corp 6.75% 9/15/2033		1,450,000	1,427,377
OneMain Finance Corp 7.125% 11/15/2031		850,000	862,554
OneMain Finance Corp 7.125% 3/15/2034		2,570,000	2,570,470
OneMain Finance Corp 7.125% 9/15/2032		920,000	932,659
SLM Corp 6.495% 5/15/2032 (c)		2,150,000	2,155,858
SLM Corp 6.5% 1/31/2030		2,125,000	2,163,701
Stellantis Financial Services US Corp 5.4% 9/15/2030 (p)		3,171,000	3,070,384
Synchrony Financial 3.95% 12/1/2027		19,808,000	19,589,094
			281,863,139
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031 (w)		4,089,000	3,745,026
Block Inc 5.625% 8/15/2030 (p)		1,815,000	1,817,646
Block Inc 6% 8/15/2033 (p)		1,855,000	1,851,627
Block Inc 6.5% 5/15/2032		5,110,000	5,188,251
Burford Capital Global Finance LLC 7.5% 7/15/2033 (p)		2,560,000	2,264,320
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	24,032,082
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,625,718
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	10,908,615
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,207,428
CrossCountry Intermediate HoldCo LLC 7.75% 8/15/2031 (p)		2,490,000	2,493,087
Equitable Holdings Inc 4.572% 2/15/2029 (p)		4,941,000	4,867,749
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (p)		649,000	641,351
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		4,126,000	4,018,919
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		2,124,000	2,141,241
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		3,089,000	3,245,711
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (p)		1,475,000	1,429,278
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,080,000	2,632,028
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		10,371,000	10,296,299
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		660,000	610,476
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		628,000	601,075
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,374,886
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,335,624
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	10,971,147
Pine Street Trust II 5.568% 2/15/2049 (p)		19,200,000	17,170,623
Sammons Financial Group Inc 5.95% 6/15/2036 (p)		23,281,000	22,218,658
Walker & Dunlop Inc 6.625% 4/1/2033 (p)		2,235,000	2,221,851
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (p)		2,970,000	3,102,694
			163,013,410
Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)		2,419,000	2,438,911
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (p)		3,740,000	3,698,187
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (p)		6,075,000	6,043,525
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)		21,361,000	19,278,001
Athene Holding Ltd 6.875% 6/28/2055 (c)		1,363,000	1,276,045
Five Corners Funding Trust II 2.85% 5/15/2030 (p)		42,017,000	38,835,527
Grand River Funding Trust I 6.311% 2/15/2036 (p)		28,382,000	27,995,944
Liberty Mutual Group Inc 4.569% 2/1/2029 (p)		8,055,000	7,979,635
Liberty Mutual Group Inc 5.25% 5/1/2036 (p)		16,486,000	15,928,035
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,616,004
Unum Group 4% 6/15/2029		15,636,000	15,237,585
Unum Group 4.046% 8/15/2041 (p)		1,112,000	877,463
Unum Group 5.75% 8/15/2042		15,440,000	14,747,375
			166,952,237
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (p)		2,055,000	2,046,018
Rithm Capital Corp 8% 4/1/2029 (p)		1,210,000	1,226,651
Rithm Capital Corp 8% 7/15/2030 (p)		2,035,000	2,045,688
Rithm Capital Corp 8.5% 6/1/2031 (p)		1,315,000	1,328,562
Starwood Property Trust Inc 5.25% 10/15/2028 (p)		1,030,000	1,022,937
Starwood Property Trust Inc 5.75% 1/15/2031 (p)		1,640,000	1,624,380
Starwood Property Trust Inc 5.875% 8/15/2029 (p)		2,325,000	2,334,809
Starwood Property Trust Inc 6% 4/15/2030 (p)		1,495,000	1,500,760
Starwood Property Trust Inc 6.125% 6/1/2031 (p)		715,000	716,507
Starwood Property Trust Inc 6.5% 10/15/2030 (p)		700,000	712,576
Starwood Property Trust Inc 6.5% 7/1/2030 (p)		1,805,000	1,836,597
Starwood Property Trust Inc 7.25% 4/1/2029 (p)		1,045,000	1,076,836
			17,472,321
TOTAL FINANCIALS			2,959,483,571
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (c)		2,180,000	2,168,983
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)		446,000	453,122
			2,622,105
Health Care Providers & Services - 0.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (p)		2,105,000	2,194,166
Accendra Health Inc 9% 6/15/2032 (p)(w)		1,645,000	1,394,499
Accendra Health Inc 9.75% 6/15/2033 (p)		7,144,900	3,250,930
Centene Corp 2.45% 7/15/2028		29,620,000	28,217,783
Centene Corp 2.625% 8/1/2031		13,830,000	12,043,952
Centene Corp 3.375% 2/15/2030		26,845,000	24,928,071
Centene Corp 4.25% 12/15/2027		4,473,000	4,446,107
Centene Corp 4.625% 12/15/2029		28,460,000	27,744,084
Charlotte Buyer Inc 8% 6/30/2031 (p)		755,000	770,761
CHS/Community Health Systems Inc 5.25% 5/15/2030 (p)		8,740,000	8,160,114
CHS/Community Health Systems Inc 6.125% 4/1/2030 (p)(w)		4,055,000	3,465,982
CHS/Community Health Systems Inc 9.75% 1/15/2034 (p)		1,925,000	1,963,573
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,244,924
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,997,685
CVS Health Corp 4.78% 3/25/2038		18,481,000	16,792,205
CVS Health Corp 5% 1/30/2029		10,678,000	10,725,425
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,401,887
CVS Health Corp 6.75% 12/10/2054 (c)		3,717,000	3,812,697
CVS Health Corp 7% 3/10/2055 (c)		4,731,000	4,883,827
DaVita Inc 4.625% 6/1/2030 (p)		4,985,000	4,816,989
DaVita Inc 6.75% 7/15/2033 (p)		2,790,000	2,854,401
DaVita Inc 6.875% 9/1/2032 (p)		2,880,000	2,949,371
Gainwell Acquisition Corp 9% 9/1/2031 (p)		2,255,000	2,348,868
HCA Inc 3.5% 9/1/2030		20,891,000	19,706,941
HCA Inc 3.625% 3/15/2032		3,086,000	2,838,480
HCA Inc 5.5% 6/1/2033		18,000,000	18,064,297
HCA Inc 5.625% 9/1/2028		16,701,000	16,906,116
HCA Inc 5.875% 2/1/2029		15,195,000	15,476,860
Humana Inc 6.625% 9/15/2056 (c)		8,321,000	8,250,209
Icon Investments Six DAC 5.421% 8/13/2031 (p)		8,443,000	8,399,680
LifePoint Health Inc 10% 6/1/2032 (p)		2,231,000	2,161,418
Molina Healthcare Inc 6.25% 1/15/2033 (p)		6,699,000	6,663,544
Molina Healthcare Inc 6.5% 2/15/2031 (p)		2,136,000	2,170,114
National Mentor Holdings Inc 10.5% 12/15/2030 (p)(w)		2,765,000	2,943,351
Pediatrix Medical Group Inc 5.375% 2/15/2030 (p)		2,070,000	2,052,935
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	32,355,250
Surgery Center Holdings Inc 7.25% 4/15/2032 (p)		2,032,000	2,043,509
TEAM Services Holding Inc 9% 2/15/2033 (p)(w)		4,280,000	4,460,650
Tenet Healthcare Corp 4.625% 6/15/2028		3,035,000	3,009,975
Tenet Healthcare Corp 5.5% 11/15/2032 (p)		3,090,000	3,049,088
Tenet Healthcare Corp 6% 11/15/2033 (p)		1,680,000	1,684,998
Tenet Healthcare Corp 6.125% 10/1/2028		2,495,000	2,497,380
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	679,077
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	6,964,563
US Acute Care Solutions LLC 9.75% 5/15/2029 (p)		7,471,000	7,323,343
			359,110,079
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (p)		4,145,000	4,220,064
IQVIA Inc 6.5% 5/15/2030 (p)		1,445,000	1,472,915
			5,692,979
Pharmaceuticals - 0.0%
1261229 BC Ltd 10% 4/15/2032 (p)		9,864,000	10,268,276
Elanco Animal Health Inc 6.4% 8/28/2028 (c)		4,279,000	4,380,040
Mylan Inc 4.55% 4/15/2028		13,507,000	13,403,356
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)		345,000	344,754
			28,396,426
TOTAL HEALTH CARE			395,821,589
Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (p)		2,100,000	2,134,209
Axon Enterprise Inc 6.25% 3/15/2033 (p)		2,425,000	2,467,445
Boeing Co 3.55% 3/1/2038		2,570,000	2,088,581
Boeing Co 5.15% 5/1/2030		18,842,000	18,896,474
Boeing Co 5.705% 5/1/2040		13,710,000	13,485,170
Boeing Co 5.805% 5/1/2050		3,812,000	3,593,380
Boeing Co 5.93% 5/1/2060		13,710,000	12,805,460
Boeing Co 6.259% 5/1/2027		3,585,000	3,623,244
Boeing Co 6.298% 5/1/2029		8,683,000	8,970,947
Boeing Co 6.388% 5/1/2031		6,576,000	6,897,693
Boeing Co 6.528% 5/1/2034		7,038,000	7,508,997
Boeing Co 6.858% 5/1/2054		10,596,000	11,350,836
Boeing Co 7.008% 5/1/2064		10,000,000	10,796,916
BWX Technologies Inc 4.125% 6/30/2028 (p)		3,265,000	3,212,118
Carpenter Technology Corp 5.625% 3/1/2034 (p)		2,825,000	2,782,758
TransDigm Inc 6% 1/15/2033 (p)		435,000	435,633
TransDigm Inc 6.125% 7/31/2034 (p)(w)		3,620,000	3,578,278
TransDigm Inc 6.25% 1/31/2034 (p)		740,000	748,238
TransDigm Inc 6.375% 3/1/2029 (p)		4,655,000	4,723,964
TransDigm Inc 6.375% 5/31/2033 (p)		2,785,000	2,792,570
TransDigm Inc 6.75% 1/31/2034 (p)		3,270,000	3,321,993
TransDigm Inc 6.75% 8/15/2028 (p)		1,980,000	1,992,375
TransDigm Inc 7.125% 12/1/2031 (p)		205,000	211,854
			128,419,133
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (p)		2,192,000	2,260,760
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (p)		2,035,000	2,084,506
Builders FirstSource Inc 4.25% 2/1/2032 (p)		2,465,000	2,265,711
Builders FirstSource Inc 6.375% 3/1/2034 (p)		1,075,000	1,064,250
Builders FirstSource Inc 6.75% 5/15/2035 (p)		4,590,000	4,589,295
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)		1,880,000	977,600
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,625,483
Cornerstone Building Brands Inc 9.5% 8/15/2029 (p)		895,000	457,891
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (p)		5,350,000	5,456,107
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (p)		1,050,000	1,082,192
JH North America Holdings Inc 6.125% 7/31/2032 (p)		175,000	176,540
Standard Building Solutions Inc 5.875% 3/15/2034 (p)		2,065,000	1,998,968
Standard Building Solutions Inc 6.25% 8/1/2033 (p)		4,040,000	4,010,079
Standard Building Solutions Inc 6.5% 8/15/2032 (p)		1,955,000	1,965,291
			28,753,913
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (p)		2,055,000	2,010,204
Artera Services LLC 8.5% 2/15/2031 (p)(w)		11,005,000	9,428,377
Brand Industrial Services Inc 10.375% 8/1/2030 (p)		5,367,000	4,697,186
CoreCivic Inc 8.25% 4/15/2029		980,000	1,017,212
GEO Group Inc/The 10.25% 4/15/2031		2,015,000	2,167,973
GEO Group Inc/The 8.625% 4/15/2029		2,090,000	2,173,111
Neptune Bidco US Inc 9.5% 2/15/2033 (p)		2,580,000	2,648,992
OT Midco Inc 10% 2/15/2030 (p)		4,121,000	1,236,300
Reworld Holding Corp 4.875% 12/1/2029 (p)		1,093,000	1,053,769
Williams Scotsman Inc 6.625% 4/15/2030 (p)		1,210,000	1,235,682
Williams Scotsman Inc 6.625% 6/15/2029 (p)		1,755,000	1,786,144
			29,454,950
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (p)		3,845,000	3,831,918
Amsted Industries Inc 6.375% 3/15/2033 (p)		1,050,000	1,062,948
Granite Construction Inc 6.375% 6/15/2034 (p)		1,440,000	1,450,846
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (p)		4,794,000	4,770,066
			11,115,778
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (p)		279,000	270,789
WESCO Distribution Inc 5.25% 4/15/2031 (p)		2,100,000	2,065,007
WESCO Distribution Inc 5.5% 4/15/2034 (p)		3,180,000	3,093,826
WESCO Distribution Inc 6.375% 3/15/2033 (p)		1,010,000	1,025,567
			6,455,189
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (p)		425,000	430,759
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (p)		1,665,000	1,697,340
Genesee & Wyoming Inc 6.25% 4/15/2032 (p)		3,930,000	3,959,066
Uber Technologies Inc 4.15% 1/15/2031		16,423,000	15,844,833
Uber Technologies Inc 4.8% 9/15/2035		12,955,000	12,268,257
			34,200,255
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (p)		1,425,000	1,387,979
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (p)		1,630,000	1,683,865
			3,071,844
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (p)		2,120,000	2,105,111
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(p)		4,068,627	4,367,069
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (p)		2,110,000	2,135,109
			8,607,289
Passenger Airlines - 0.0%
Allegiant Travel Co 7.125% 7/1/2031 (p)		3,255,000	3,284,700
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (p)		3,473,000	2,982,276
United Airlines Holdings Inc 4.875% 3/1/2029 (w)		3,260,000	3,212,132
United Airlines Holdings Inc 5.375% 3/1/2031		2,110,000	2,089,757
			11,568,865
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (p)		3,070,000	3,111,061
Paychex Inc 5.1% 4/15/2030		2,986,000	2,987,135
Paychex Inc 5.35% 4/15/2032		4,153,000	4,149,298
Paychex Inc 5.6% 4/15/2035		3,253,000	3,228,484
Verisk Analytics Inc 4.45% 3/15/2031		4,851,000	4,696,349
			18,172,327
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (p)		1,005,000	1,030,228
FTAI Aviation Investors LLC 7.875% 12/1/2030 (p)		1,860,000	1,941,794
Herc Holdings Inc 5.75% 3/15/2031 (p)		1,380,000	1,376,724
Herc Holdings Inc 6% 3/15/2034 (p)		1,260,000	1,242,493
Herc Holdings Inc 7% 6/15/2030 (p)		3,605,000	3,729,207
Herc Holdings Inc 7.25% 6/15/2033 (p)		2,675,000	2,766,311
QXO Building Products Inc 6.5% 7/15/2031 (p)		1,425,000	1,441,093
QXO Building Products Inc 6.75% 4/30/2032 (p)		6,110,000	6,249,455
QXO Building Products Inc 6.875% 7/15/2034 (p)		1,480,000	1,497,596
Sumisho Air Lease Corp 4.4% 3/24/2028 (p)		13,749,000	13,663,788
Sumisho Air Lease Corp 4.5% 3/24/2029 (p)		13,612,000	13,439,153
Sumisho Air Lease Corp 4.85% 3/24/2031 (p)		17,067,000	16,699,679
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (p)		390,000	396,754
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (p)		980,000	1,029,520
United Rentals North America Inc 6.125% 3/15/2034 (p)		3,195,000	3,246,966
			69,750,761
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (p)		980,000	1,006,649
Carrix Inc 6.125% 8/1/2033 (p)		3,945,000	3,941,625
			4,948,274
TOTAL INDUSTRIALS			356,779,338
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	1,190,000	1,374,698
Coherent Corp 5% 12/15/2029 (p)		2,210,000	2,181,011
Dell International LLC / EMC Corp 4.5% 2/15/2031		33,281,000	32,437,900
Dell International LLC / EMC Corp 4.75% 10/6/2032		22,184,000	21,530,467
Dell International LLC / EMC Corp 5% 2/15/2034		22,862,000	22,146,381
Dell International LLC / EMC Corp 5.1% 2/15/2036		40,930,000	39,341,067
Dell International LLC / EMC Corp 5.25% 2/15/2037		29,171,000	28,028,574
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,327,209
Sensata Technologies Inc 6.625% 7/15/2032 (p)		1,780,000	1,822,629
			157,189,936
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		3,335,000	3,162,915
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		2,836,000	2,700,001
CoreWeave Inc 9% 2/1/2031 (p)		11,067,000	9,926,999
CoreWeave Inc 9.25% 6/1/2030 (p)		3,495,000	3,245,684
CoreWeave Inc 9.625% 7/15/2032 (p)		1,525,000	1,345,540
CoreWeave Inc 9.75% 10/1/2031 (p)		5,820,000	5,204,384
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (p)(w)		1,146,000	1,086,487
			26,672,010
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (p)		1,010,000	992,515
Broadcom Inc 1.95% 2/15/2028		6,532,000	6,286,503
Broadcom Inc 2.45% 2/15/2031		63,710,000	56,607,888
Broadcom Inc 2.6% 2/15/2033		92,472,000	77,540,784
Broadcom Inc 3.419% 4/15/2033		5,015,000	4,397,512
Entegris Inc 3.625% 5/1/2029 (p)		1,325,000	1,271,512
Entegris Inc 4.75% 4/15/2029 (p)		5,435,000	5,352,702
Entegris Inc 5.95% 6/15/2030 (p)		5,300,000	5,347,932
ON Semiconductor Corp 3.875% 9/1/2028 (p)		1,660,000	1,620,228
Skyworks Solutions Inc 5% 8/10/2028		1,080,000	1,079,384
Skyworks Solutions Inc 5.75% 1/10/2032		1,080,000	1,072,080
Skyworks Solutions Inc 6.25% 8/10/2036		1,080,000	1,058,426
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		5,382,698	4,575,293
			167,202,759
Software - 0.3%
Cloud Software Group LLC 9% 9/30/2029 (p)		8,119,000	8,140,329
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,855,000	2,047,596
Oracle Corp 3.6% 4/1/2040		15,275,000	10,587,181
Oracle Corp 4.45% 9/26/2030		12,655,000	11,979,279
Oracle Corp 4.8% 9/26/2032		21,108,000	19,516,238
Oracle Corp 5.2% 9/26/2035		19,216,000	17,238,666
Oracle Corp 5.35% 5/4/2033		2,130,000	2,007,033
Oracle Corp 5.7% 2/4/2036		1,053,000	973,649
Oracle Corp 5.875% 9/26/2045		11,851,000	9,772,759
Oracle Corp 5.95% 9/26/2055		14,857,000	11,803,280
Oracle Corp 6.1% 9/26/2065		15,291,000	12,070,844
Oracle Corp 6.55% 2/4/2046		1,478,000	1,320,529
			107,457,383
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		1,925,000	1,912,603
TOTAL INFORMATION TECHNOLOGY			460,434,691
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(p)		5,489,835	4,391,868
Celanese US Holdings LLC 6.75% 4/15/2033		4,490,000	4,570,510
Celanese US Holdings LLC 7.35% 11/15/2028 (c)		8,115,000	8,432,402
Celanese US Holdings LLC 7.375% 2/15/2034		6,994,000	7,245,392
Celanese US Holdings LLC 7.379% 7/15/2032 (c)		15,000,000	15,709,515
Celanese US Holdings LLC 7.55% 11/15/2030 (c)		13,200,000	13,972,438
Celanese US Holdings LLC 7.7% 11/15/2033 (c)(w)		9,108,000	9,725,377
Chemours Co/The 4.625% 11/15/2029 (p)		2,805,000	2,651,820
Chemours Co/The 5.75% 11/15/2028 (p)		2,571,000	2,554,873
Chemours Co/The 7.875% 3/15/2034 (p)		3,050,000	2,984,042
Chemours Co/The 8% 1/15/2033 (p)		2,570,000	2,536,698
CompoSecure Holdings LLC 5.625% 2/1/2033 (p)		4,190,000	4,059,063
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (p)		2,359,531	1,541,381
Mativ Holdings Inc 8% 10/1/2029 (p)		4,522,000	4,632,789
Methanex US Operations Inc 6.25% 3/15/2032 (p)(w)		2,745,000	2,779,402
Olin Corp 5% 2/1/2030 (w)		5,425,000	5,248,395
Olin Corp 6.625% 4/1/2033 (p)(w)		4,215,000	4,135,713
Olympus Water US Holding Corp 6.25% 10/1/2029 (p)(w)		3,209,000	3,185,307
Olympus Water US Holding Corp 6.75% 8/1/2032 (p)		3,535,000	3,482,909
Olympus Water US Holding Corp 7.25% 2/15/2033 (p)(w)		4,105,000	4,109,811
Perimeter Holdings LLC 6.25% 1/15/2034 (p)		2,150,000	2,126,041
Tronox Inc 4.625% 3/15/2029 (p)(w)		5,045,000	3,380,865
			113,456,611
Construction Materials - 0.0%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (p)		2,930,000	2,944,748
Quikrete Holdings Inc 6.375% 3/1/2032 (p)		6,225,000	6,302,564
Quikrete Holdings Inc 6.75% 3/1/2033 (p)		2,795,000	2,839,303
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (p)		2,800,000	2,801,673
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)		2,540,000	2,662,194
			17,550,482
Containers & Packaging - 0.0%
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (p)		655,000	655,944
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (p)		2,705,000	2,641,314
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (p)(w)		2,255,000	2,227,666
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033		2,920,000	2,920,121
Graphic Packaging International LLC 3.75% 2/1/2030 (p)(w)		1,190,000	1,117,637
Graphic Packaging International LLC 6.375% 7/15/2032 (p)(w)		1,645,000	1,664,795
			11,227,477
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (p)		6,785,000	7,017,536
Alumina Pty Ltd 6.375% 9/15/2032 (p)		3,630,000	3,680,308
Cleveland-Cliffs Inc 7.375% 5/1/2033 (p)		1,040,000	1,060,804
Cleveland-Cliffs Inc 7.625% 1/15/2034 (p)		1,325,000	1,351,939
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,079,757
Commercial Metals Co 5.75% 11/15/2033 (p)		2,760,000	2,716,833
Commercial Metals Co 6% 12/15/2035 (p)		2,760,000	2,725,473
Kaiser Aluminum Corp 5.875% 3/1/2034 (p)		2,060,000	2,016,165
Novelis Corp 3.875% 8/15/2031 (p)		955,000	873,337
Novelis Corp 6.375% 8/15/2033 (p)		1,110,000	1,112,702
Novelis Corp 6.875% 1/30/2030 (p)		3,320,000	3,411,334
			27,046,188
TOTAL MATERIALS			169,280,758
Real Estate - 1.7%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,684,894
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,701,634
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,673,425
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,868,662
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,926,156
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,871,157
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (p)		2,910,000	2,800,922
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (p)		2,996,000	2,958,454
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		5,845,000	6,005,855
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		2,895,000	2,974,670
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)		470,000	458,990
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,207,699
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,469,028
VICI Properties LP 4.95% 2/15/2030		33,145,000	32,705,110
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,056,368
VICI Properties LP 5.4% 10/15/2031		12,241,000	12,150,910
VICI Properties LP 5.75% 4/1/2034		74,000	73,247
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,392,415
WP Carey Inc 4.25% 7/23/2032	EUR	690,000	800,337
			142,779,933
Health Care REITs - 0.6%
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,524,072
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,258,389
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,403,000	870,435
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,413,000	1,079,024
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		13,319,000	13,083,459
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (p)		865,000	877,070
MPT Operating Partnership LP / MPT Finance Corp 9.25% 2/15/2032 (p)		2,740,787	2,658,957
Omega Healthcare Investors Inc 3.25% 4/15/2033		22,182,000	19,273,083
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,487,428
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	37,835,224
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,449,208
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,726,475
Ventas Realty LP 3% 1/15/2030		28,128,000	26,336,604
Ventas Realty LP 4% 3/1/2028		6,996,000	6,917,267
Ventas Realty LP 4.75% 11/15/2030		39,136,000	38,555,921
			214,932,616
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (p)		1,875,000	1,847,704
RHP Hotel Properties LP / RHP Finance Corp 6.25% 2/15/2035 (p)		1,865,000	1,875,272
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (p)		2,035,000	2,075,672
			5,798,648
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		6,766,000	6,105,590
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	2,135,000	2,382,588
			8,488,178
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	13,956,211
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,558,731
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,373,367
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,980,590
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,498,893
COPT Defense Properties LP 4.5% 10/15/2030		3,370,000	3,283,993
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	25,738,171
			80,389,956
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,475,312
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (p)		399,600	401,686
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (p)		568,000	549,937
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (p)		1,150,000	1,136,776
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (p)		2,297,000	2,461,101
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	14,144,353
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,870,264
Brandywine Operating Partnership LP 7.55% 3/15/2028		19,302,000	19,823,907
CBRE Services Inc 2.5% 4/1/2031		21,262,000	18,918,984
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,501,070
Forestar Group Inc 6.5% 3/15/2033 (p)		3,000,000	3,016,752
Howard Hughes Corp/The 4.125% 2/1/2029 (p)		1,065,000	1,032,229
Howard Hughes Corp/The 4.375% 2/1/2031 (p)		895,000	844,989
Kennedy-Wilson Inc 7% 6/1/2031 (p)		5,990,000	6,129,262
Kennedy-Wilson Inc 7.25% 6/1/2033 (p)		6,465,000	6,583,787
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,450,234
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,723,000
			116,063,643
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,422,824
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	9,897,997
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	3,973,006
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	15,910,701
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,186,710
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,897,248
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	14,109,244
Sun Communities Operating LP 4.2% 4/15/2032		473,000	445,022
			54,842,752
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	18,814,005
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	18,112,428
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,447,656
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,238,379
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		9,993,000	9,578,378
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,990,142
Realty Income Corp 3.375% 6/20/2031	EUR	2,285,000	2,588,425
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,934,051
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,934,369
			67,637,833
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,470,000	3,947,617
American Tower Corp 5.45% 2/15/2034		1,200,000	1,194,943
American Tower Corp 5.55% 7/15/2033		1,450,000	1,456,557
Iron Mountain Inc 6.25% 1/15/2033 (p)		1,565,000	1,577,376
Millrose Properties Inc 6.25% 9/15/2032 (p)		1,135,000	1,138,794
Millrose Properties Inc 6.375% 8/1/2030 (p)		1,790,000	1,814,899
			11,130,186
TOTAL REAL ESTATE			702,063,745
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036		7,247,000	6,982,687
Clearway Energy Operating LLC 3.75% 1/15/2032 (p)		475,000	429,224
Clearway Energy Operating LLC 3.75% 2/15/2031 (p)		3,115,000	2,872,562
Clearway Energy Operating LLC 4.75% 3/15/2028 (p)		660,000	654,094
Clearway Energy Operating LLC 5.75% 1/15/2034 (p)		2,095,000	2,024,893
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,813,734
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,800,054
Duke Energy Corp 3.85% 6/15/2034	EUR	3,530,000	3,990,897
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,708,984
Duquesne Light Holdings Inc 2.532% 10/1/2030 (p)		5,172,000	4,632,074
Duquesne Light Holdings Inc 2.775% 1/7/2032 (p)		19,608,000	17,160,086
Edison International 4.8% 3/15/2031		1,519,000	1,452,384
Edison International 6.25% 3/15/2030		536,000	540,993
Edison International 7.875% 6/15/2054 (c)		2,035,000	2,061,683
Edison International 8.125% 6/15/2053 (c)		2,433,000	2,471,120
Exelon Corp 3.35% 3/15/2032		16,412,000	14,988,803
Exelon Corp 4.05% 4/15/2030		6,798,000	6,581,489
Exelon Corp 5.3% 3/15/2033		10,000,000	9,963,625
Hawaiian Electric Co Inc 6% 10/1/2033 (p)		2,210,000	2,180,468
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,680,449
NRG Energy Inc 3.625% 2/15/2031 (p)		1,230,000	1,132,161
NRG Energy Inc 5.25% 6/15/2029 (p)		2,320,000	2,303,513
NRG Energy Inc 5.75% 1/15/2034 (p)		3,085,000	3,003,021
NRG Energy Inc 5.75% 7/15/2029 (p)		2,070,000	2,066,710
NRG Energy Inc 5.875% 5/15/2034 (p)		1,160,000	1,131,036
NRG Energy Inc 6% 1/15/2036 (p)		3,085,000	3,000,324
NRG Energy Inc 6% 2/1/2033 (p)(w)		3,440,000	3,424,014
NRG Energy Inc 6.125% 5/15/2036 (p)(w)		1,240,000	1,214,953
NRG Energy Inc 6.25% 11/1/2034 (p)		2,485,000	2,477,868
Pacific Gas and Electric Co 6% 5/1/2056		400,000	364,722
PacifiCorp 7.375% 9/15/2055 (c)		2,869,000	2,870,102
PG&E Corp 5% 7/1/2028		2,382,000	2,346,270
PG&E Corp 5.25% 7/1/2030		6,736,000	6,554,474
PG&E Corp 6.85% 9/15/2056 (c)		3,511,000	3,440,424
PG&E Corp 7.375% 3/15/2055 (c)		3,576,000	3,593,938
Sierra Pacific Power Co 6.375% 9/15/2056 (c)		4,237,000	4,219,193
Southern Co/The 1.875% 9/15/2081 (c)	EUR	3,720,000	4,245,916
Southwestern Electric Power Co 5.2% 4/1/2036		11,721,000	11,317,530
Southwestern Electric Power Co 5.3% 4/1/2033		14,171,000	14,066,858
Vistra Operations Co LLC 4.55% 10/30/2028 (p)		5,265,000	5,207,283
Vistra Operations Co LLC 5% 4/30/2031 (p)		12,933,000	12,679,237
Vistra Operations Co LLC 5.25% 4/30/2033 (p)		13,711,000	13,367,464
Vistra Operations Co LLC 5.55% 4/30/2036 (p)		24,782,000	24,045,576
Vistra Operations Co LLC 6.875% 4/15/2032 (p)		1,970,000	2,032,975
Vistra Operations Co LLC 7.75% 10/15/2031 (p)		2,750,000	2,864,023
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (p)(w)		1,266,000	1,308,679
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (p)(w)		5,084,000	5,385,141
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (p)		1,930,000	2,055,330
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (p)(w)		3,495,000	3,744,879
			262,453,917
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		15,706,000	13,857,082
AES Corp/The 3.95% 7/15/2030 (p)		28,974,000	27,524,577
AES Corp/The 5.2% 7/15/2029		5,075,000	5,076,087
AES Corp/The 6.95% 7/15/2055 (c)		2,373,000	2,340,013
Alpha Generation LLC 6.25% 1/15/2034 (p)		2,055,000	2,013,714
Alpha Generation LLC 6.75% 10/15/2032 (p)		1,280,000	1,289,932
Sunnova Energy Corp 5.875% (k)(l)(p)		5,476,000	13,689
Talen Energy Supply LLC 6.25% 2/1/2034 (p)		3,085,000	3,029,654
Talen Energy Supply LLC 6.5% 2/1/2036 (p)		3,085,000	3,027,864
			58,172,612
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	29,809,658
NiSource Inc 5.8% 2/1/2042		4,036,000	3,859,206
NiSource Inc 5.95% 6/15/2041		5,760,000	5,695,307
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,160,259
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,479,504
			80,003,934
TOTAL UTILITIES			400,630,463
TOTAL UNITED STATES			7,425,258,300
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (p)		520,000	531,300
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (p)		1,800,000	1,855,710
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (p)		855,000	896,433
Navoiyuran State Enterprise 6.7% 7/2/2030 (p)		1,360,000	1,378,700

TOTAL UZBEKISTAN			4,662,143
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (l)(p)		172,000	89,440
Petroleos de Venezuela SA 5.375% (l)(q)		621,100	242,229
Petroleos de Venezuela SA 6% (l)(p)		4,107,669	1,634,339
Petroleos de Venezuela SA 6% (l)(p)		3,540,167	1,414,297

TOTAL VENEZUELA			3,380,305
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (p)		1,195,189	1,173,963
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (p)		2,020,000	1,966,642
First Quantum Minerals Ltd 7.25% 2/15/2034 (p)		2,760,000	2,825,550
First Quantum Minerals Ltd 8% 3/1/2033 (p)		1,635,000	1,699,256
First Quantum Minerals Ltd 8.625% 6/1/2031 (p)		725,000	751,592

TOTAL ZAMBIA			7,243,040
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,979,290,494)			9,719,912,291

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	3,288	49,583
DigitalBridge Group Inc Series I, 7.15%	4,198	63,474
		113,057
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (c)	40,700	928,367
Franklin BSP Realty Trust Inc 7.5%	34,000	660,620
MFA Financial Inc 7.5%	24,975	507,492
		2,096,479
TOTAL FINANCIALS		2,209,536
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.25% (o)	44,025	4,269,545
Strategy Inc Series A, 10%	10,100	1,033,230
TOTAL INFORMATION TECHNOLOGY		5,302,775
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	674,240
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	4,761
Specialized REITs - 0.0%
Public Storage 6%	12,600	283,248
TOTAL REAL ESTATE		962,249
TOTAL UNITED STATES		8,474,560
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,402,669)		8,474,560

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(q)		2,363,000	2,150,455
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(n)(p)		1,070,000	1,162,697
Banco de Credito e Inversiones SA 8.75% (c)(n)(p)		1,075,000	1,148,516
Banco del Estado de Chile 7.95% (c)(n)(p)		935,000	1,000,428

TOTAL CHILE			3,311,641
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(n)(q)	EUR	1,620,000	1,732,526
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(n)(q)	EUR	1,470,000	1,570,761
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (c)(n)(p)		3,200,000	3,245,549
BNP Paribas SA 7.45% (c)(n)(p)		2,090,000	2,142,690

TOTAL FRANCE			5,388,239
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(n)(q)	EUR	4,500,000	5,129,902
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (c)(n)		6,295,000	6,742,362
TOTAL GERMANY			11,872,264
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(n)(p)		2,633,000	2,673,313
Banco Mercantil del Norte SA/Grand Cayman 8% (c)(n)(p)		740,000	750,746
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(n)(p)		740,000	757,746
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(p)		1,500,000	1,480,359
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(p)		885,000	966,381
TOTAL FINANCIALS			6,628,545
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 7.2% (c)(n)(p)		4,660,000	4,974,033
TOTAL MEXICO			11,602,578
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (c)(n)(p)		1,620,000	1,613,879
OCP SA 7.3682% (c)(n)(p)		280,000	279,167

TOTAL MOROCCO			1,893,046
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(k)(l)(n)(p)		715,000	35,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Saudi National Bank/The 6.15% (c)(n)(q)		980,000	969,565
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (c)(n)(q)	EUR	600,000	710,473
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(l)(n)(q)	EUR	4,020,000	3,400,751

TOTAL SWEDEN			4,111,224
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(k)(l)(n)(q)		15,540,000	4,195,800
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(n)(q)		1,425,000	1,434,218
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(n)(q)	GBP	1,600,000	2,277,665
HSBC Holdings PLC 6.75% (c)(n)		1,735,000	1,791,508
HSBC Holdings PLC 7% (c)(n)		1,050,000	1,087,531
TOTAL FINANCIALS			5,156,704
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 8.144% (c)(n)(q)	GBP	2,040,000	1,927,273
TOTAL UNITED KINGDOM			7,083,977
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(n)		3,255,000	3,283,495
Energy Transfer LP Series G, 7.125% (c)(n)		945,000	989,674
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.1123% (b)(c)(n)		9,258,000	9,311,870
Sunoco LP 7.875% (c)(n)(p)		3,680,000	3,925,990
TOTAL ENERGY			17,511,029
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 6.25% (c)(n)		2,025,000	2,040,309
BW Real Estate Inc 9.5% (c)(n)(p)		2,330,000	2,382,496
Citigroup Inc 6.5% (c)(n)(w)		1,055,000	1,064,176
Citigroup Inc 6.625% (c)(n)		3,100,000	3,153,563
JPMorgan Chase & Co 6.1% (c)(n)		5,355,000	5,417,997
Truist Financial Corp 6.25% (c)(n)		2,650,000	2,666,061
Wells Fargo & Co 6.125% (c)(n)		3,170,000	3,182,678
Wells Fargo & Co 6.55% (c)(n)		3,250,000	3,258,802
			23,166,082
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(n)		3,789,000	3,683,287
Ally Financial Inc 7.1% (c)(n)		2,865,000	2,907,462
			6,590,749
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(k)(n)		1,217,497	1,231,293
TOTAL FINANCIALS			30,988,124
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(n)		8,380,000	8,368,467
Sumisho Air Lease Corp 8.256% (c)(n)		2,590,000	2,641,797
TOTAL INDUSTRIALS			11,010,264
TOTAL UNITED STATES			59,509,417
TOTAL PREFERRED SECURITIES (Cost $129,681,068)			116,861,461

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.9%
Fannie Mae 2% 11/1/2051	18,375,174	14,525,295
Fannie Mae 2.5% 4/1/2052	10,635,554	8,871,098
Fannie Mae 2.5% 4/1/2052	4,877,856	4,054,893
Fannie Mae 2.5% 6/1/2052	20,650,804	17,224,803
Fannie Mae 3% 6/1/2052	7,968,540	6,925,207
Fannie Mae 3.5% 12/1/2036	2,342,572	2,249,992
Fannie Mae 3.5% 5/1/2036	1,795,913	1,727,989
Fannie Mae 3.5% 7/1/2047	156,202	142,231
Fannie Mae 4% 2/1/2050	291,171	269,153
Fannie Mae 5% 4/1/2041	1,999,802	1,991,462
Fannie Mae 5% 5/1/2041	999,901	995,731
Fannie Mae 5.5% 2/1/2055	14,303,979	14,316,919
Fannie Mae 6.5% 7/1/2054	90,062	94,043
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	8,916	9,141
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,698	1,742
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	1,214	1,239
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	3,022	3,102
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	10,490	10,792
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (b)(c)	11,097	11,370
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	2,171	2,235
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	2,962	3,045
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	4,617	4,720
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	6,151	6,333
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (b)(c)	9,779	10,167
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (b)(c)	17,553	18,255
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	3,264	3,355
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (b)(c)	31,331	32,631
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	7,593	7,842
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	61,699	64,426
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (b)(c)	3,253	3,389
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (b)(c)	359,297	374,828
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	6,342	6,605
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	21,551	22,502
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (b)(c)	6,568	6,850
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	5,320	5,551
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	11,965	12,376
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,928	2,012
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (b)(c)	12,671	13,169
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.797% 10/1/2033 (b)(c)	18,780	19,177
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	4,146	4,270
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	12,710	13,106
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	5,741	5,898
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (b)(c)	3,733	3,832
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	8,207,040	7,304,820
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,024,481	1,694,523
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,043,773	22,520,233
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,803,691	1,353,703
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	6,861,744	6,107,416
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	6,688,225	5,952,973
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	131,032	116,627
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	90,021	80,125
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,653,978	1,386,654
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	14,267,296	11,836,899
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	6,913,915	6,153,851
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	90,939	80,942
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,035,509	2,542,796
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,720,441	1,438,852
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,259,429	18,184,400
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,761,523	1,472,144
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	324,461	243,210
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	454,779	340,894
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	673,508	510,742
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	126,675	94,913
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,055,683	7,158,380
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,159,284	9,528,775
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	15,898	13,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,266,579	4,166,443
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,405,274	3,531,862
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,584,985	1,252,907
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	10,946,610	8,745,490
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,673,419	3,730,778
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	121,319	95,522
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	25,377	19,869
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	31,439,018	27,122,629
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,804,725	4,963,783
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,534,121	3,876,415
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,761,068	2,192,073
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,016,465	803,500
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,009,604	798,076
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,046,527	13,608,196
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	10,772,894	8,579,773
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,775,424	1,410,658
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	273,342	216,756
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	71,896	56,766
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	2,000,000	1,807,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	20,902,838	18,003,498
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,110,514	960,511
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,031,338	815,257
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	810,030	643,607
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	733,714	579,990
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	90,461	71,565
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	7,655,774	6,082,875
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,341,706	4,254,254
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,943,352	2,351,510
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,537,436	1,514,258
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	528,535	421,433
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	50,932	40,261
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,645	10,004
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	9,200,000	8,318,452
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	86,561	68,479
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,164,720	1,719,296
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,135,808	1,705,010
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	4,994,754	4,293,178
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	996,867	860,809
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,693,583	1,337,164
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,145,617	904,519
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	25,114,696	21,632,885
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	6,342,562	5,442,939
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	712,829	615,425
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,713,542	1,355,600
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,702,648	3,175,106
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (d)	43,863,797	34,701,080
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,259,640	2,601,143
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,974,775	1,581,395
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,334,665	2,638,087
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,773,353	2,187,093
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	618,535	493,195
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	459,247	363,315
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	211,025	166,878
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	61,824	48,890
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	52,227	41,317
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	14,612,356	12,627,947
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,984,211	11,063,046
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	757,440	597,325
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	452,690	361,805
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	94,946	74,875
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	932,790	737,940
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,424,743	1,124,902
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,219,905	1,166,371
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	213,856	202,944
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	17,115	16,242
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	28,602,527	23,642,803
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	20,776,842	17,401,351
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,601,243	2,985,785
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	12,585,446	10,442,439
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,264,072	4,379,239
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,002,965	830,930
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,311,637	1,256,589
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,157,432	1,107,381
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	21,609	20,533
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	903,020	824,891
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	3,507,644	3,089,462
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	28,143,798	23,527,466
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,451,680	2,035,748
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	771,305	738,432
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	66,427	62,911
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	8,748	8,297
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	3,727	3,549
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,924,541	2,595,446
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,688,426	2,362,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	662,173	581,741
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,592,350	3,014,335
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	12,567,076	10,454,687
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,486,395	7,041,361
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,528,748	5,421,135
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,150,753	2,056,376
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	67,882	64,341
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	61,659	58,553
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	15,028	14,271
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,351,963	6,929,819
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (d)	7,669,170	6,380,066
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,681,942	5,550,428
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	36,934	30,587
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	644,908	617,418
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	1,999,945	1,768,684
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	83,857	69,473
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	247,059	203,215
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,619,614	1,502,742
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	640,116	569,839
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,043,998	931,129
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,898,613	4,886,844
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,053,455	5,867,846
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,150,500	1,100,709
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	1,896,102	1,675,271
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	21,790,963	18,271,143
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,691,679	1,408,912
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,283,033	1,233,731
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	451,524	401,631
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,239,768	1,095,815
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	981,448	866,244
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	930,734	827,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	503,773	443,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	172,334	151,749
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,046,491	14,218,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,047,524	12,466,473
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,567,620	12,150,829
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,911,241	8,251,464
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	87,122	72,178
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	6,953,818	5,815,380
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	14,966,440	12,483,484
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,706,416	2,403,303
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,697,881	3,256,823
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,331,920	1,175,277
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	987,588	873,691
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	26,817,564	22,625,576
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	16,105,537	13,428,569
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	12,756,645	10,664,216
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,129,060	5,948,565
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,776,162	1,704,112
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	5,937,115	5,229,934
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	15,291,575	12,654,327
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,310,296	10,187,212
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	11,943,233	9,883,454
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	884,139	796,393
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	72,789	65,395
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,812	54,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,498	18,443
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,182	18,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,808	16,884
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,567	15,812
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,358	11,122
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	9,620,998	8,286,142
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	330,085	282,741
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	100,598	86,169
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	17,767	15,989
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	942,039	828,412
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	11,076,530	9,640,109
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	12,524,973	10,822,435
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,647,411	3,126,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	111,210	106,797
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	164,046	157,885
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	738,308	717,179
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	505,944	457,128
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	415,765	375,321
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,616	14,958
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,170,460	1,029,280
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,146,801	1,008,475
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,884,307	1,624,048
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,988,473	9,560,037
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,931,698	9,452,568
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,710,363	5,802,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,645,440	4,013,979
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,500,771	1,293,486
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	122,498	106,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	87,697	76,160
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,090,728	2,023,775
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,269	6,546
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,205	5,589
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,122	4,626
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	17,431,031	15,012,580
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,979,433	3,411,144
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,931,705	2,535,026
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,236,514	1,932,501
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,213,819	1,186,807
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	517,712	503,798
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	147,898	133,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	146,088	131,314
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	124,717	111,869
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	79,849	72,215
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,748	10,512
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,550	4,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,501	4,067
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,216,155	4,523,415
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,997,979	4,348,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,677,140	5,752,814
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)	4,460,671	3,843,174
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	30,742	26,333
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	601,207	580,551
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	216,318	208,251
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	234,225	211,306
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,373	9,331
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	411,588	361,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	82,091	72,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,099,446	10,507,685
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,191,781	4,447,116
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,394,166	3,820,204
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,618	8,644
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,444,361	3,927,346
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,225,095	8,895,894
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,194,129	4,489,707
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	68,070	66,459
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	746,618	670,089
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	152,878	137,622
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,069	40,500
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,160	20,687
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,730	11,525
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,745	10,505
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	81,043	71,731
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	379,179	334,970
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,265,239	1,097,207
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	33,655	30,600
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,148	7,304
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,415	6,627
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	25,839,937	22,424,376
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	31,379,143	27,025,475
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	3,105,170	2,683,079
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,471,824	1,434,828
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	145,683	131,661
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	80,252	70,239
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	8,484,757	7,352,623
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	295,921	252,736
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,454	8,154
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	7,700,537	6,661,010
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	1,693,001	1,629,859
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	85,241	78,438
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,441	5,768
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	178,255	159,680
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,504	8,506
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	170,056	150,293
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	59,737	52,515
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	26,084,619	22,530,746
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	15,022,901	13,008,984
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,026,079	3,482,582
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	400,537	344,089
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	223,667	215,426
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	183,526	176,596
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,244,745	3,139,222
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	152,378	141,188
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	348,159	314,250
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	80,016	71,708
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,240	26,240
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,956	10,695
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	126,166	116,990
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,549	2,360
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	301,014	278,370
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,384	30,284
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,833,627	3,479,178
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	194,278	176,194
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	102,328	92,803
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	69,314	62,862
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,699	49,607
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,022,007	2,743,543
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	10,673,680	9,850,925
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	678,467	608,105
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	500,154	446,643
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	15,615	14,551
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	972,878	899,747
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	296,488	274,288
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	92,156	85,289
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,371	15,118
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	894,264	817,447
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	629,711	572,080
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,750,045	2,498,360
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	56,265,357	51,186,261
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	53,381	49,238
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	30,672	28,195
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,553,813	3,225,235
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,500	13,488
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,516	1,409
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,828,503	1,695,372
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	68,218	63,231
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	16,240	14,954
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	59,060	54,252
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,917,623	2,691,061
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,140,404	1,034,965
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	669,470	607,572
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	1,885,226	1,705,030
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	42,487	39,231
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	28,543	25,886
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,215,403	1,088,597
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	191,240	176,403
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	18,871,142	16,860,981
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,381,005	4,807,818
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,535,138	1,366,817
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	457,264	421,348
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	8,271	7,634
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,620,826	1,476,670
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	26,266,777	23,403,162
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	163,863	145,998
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	209,528	192,991
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,165,929	3,797,068
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,512,979	1,378,784
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	298,570	266,020
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	129,371	115,267
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	11,406	10,552
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	574,529	529,235
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,244	9,477
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,626,961	1,448,572
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	57,864	53,201
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	14,017	12,818
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,465,381	3,149,398
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	574,240	521,578
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	89,670	81,707
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,233	80,147
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	86,089	77,940
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	59,705	54,247
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	28,317	25,667
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,267,412	6,723,005
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	15,030,446	13,448,185
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	9,529,007	8,570,552
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	954	885
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	377,844	349,685
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	135,040	125,355
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	371,059	343,838
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	73,554	68,012
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,003,068	2,730,699
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,541,941	1,403,503
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,141,071	1,035,907
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	80,686	73,346
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	17,406	15,573
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	30,136	26,832
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	221,744	204,766
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	209,231	193,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,690	19,134
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,137	17,768
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	7,935,212	7,257,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,779,228	1,616,393
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,207,156	3,764,267
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	704,461	672,734
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	73,819	70,387
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	72,008	68,692
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,062	27,729
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	22,396	21,378
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	19,869	18,951
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,865	15,142
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,380	13,730
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,709	8,319
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,580	6,262
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,436	3,331
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	610,715	582,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,539	10,940
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,830	2,799
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,159,638	1,104,812
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	47,646	45,143
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	7,996	7,599
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,259,915	3,075,202
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	679,385	631,409
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	169,446	161,963
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	62,282	59,316
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	45,863	43,812
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	35,230	33,763
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	22,995	21,990
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	870,180	829,582
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	603,502	575,264
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	37,571	35,766
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,037	11,480
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,443	3,342
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	38,956	37,162
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	23,536	22,297
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	915,329	872,992
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,768,438	3,561,899
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,475,660	3,280,571
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	33,017	30,983
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	634,035	592,432
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	312,841	287,523
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,396,294	1,333,631
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	195,297	186,675
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	89,706	85,954
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	81,577	77,802
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,943	72,348
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,027	68,734
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	69,598	66,554
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,416	58,678
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,559	56,704
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,112	50,634
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,416	50,117
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,909	48,515
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	46,503	44,436
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,768	34,060
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,609	32,943
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,150	28,882
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,463	28,147
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,332	23,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,299	22,077
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	19,678	18,944
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,203	7,807
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,955	7,605
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,816	1,730
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	542,645	517,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	308,770	294,317
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	253,146	241,152
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,389	12,695
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	16,041	15,289
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	15,329	14,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	10,807,310	10,020,484
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	921,925	856,821
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	115,529	107,371
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	185,867	177,308
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	138,755	132,551
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,061	19,156
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,742	16,942
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,791	10,294
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,483	9,129
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,076	8,697
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,895	8,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,705	8,320
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,777	7,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,395	7,073
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,268	6,901
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,693	5,430
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,676	5,418
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,509	4,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,939	3,764
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,326	2,230
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,694	1,618
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	212,201	202,141
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	95,829	91,213
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	87,300	83,160
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	25,745	24,537
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	17,189	16,368
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	69,092	65,157
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	837,269	790,207
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	48,485	45,494
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	317,376	294,963
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	535,973	498,124
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	582,647	556,376
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	87,199	83,274
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,505	27,398
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	23,644	22,570
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,851	9,372
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,503	7,159
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	437,301	416,445
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	43,396	41,250
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,173	13,637
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,777	7,436
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,989	6,649
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	72,217	68,350
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	11,112	10,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	495,504	460,513
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	19,236	18,615
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	77,766	74,151
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,131	34,380
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	33,125	31,588
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	30,297	28,830
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,436	18,544
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,140	16,439
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,881	11,351
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,323	7,030
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,502	6,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,096	4,865
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,844	4,631
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	290,286	276,099
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	40,721	38,813
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,816	26,357
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,065	20,049
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,055	20,028
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,583	16,738
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,318	14,600
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	101,395	95,763
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	424,949	401,107
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	252,917	240,967
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	183,070	174,442
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	86,476	82,371
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	51,851	49,361
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,992	37,911
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	38,976	37,081
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,481	12,829
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,888	10,350
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,519	5,290
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	62,442	59,132
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	23,549,404	22,204,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	131,560	123,670
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,649,933	1,537,544
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	410,209	381,241
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	376,564	349,972
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,795,941	5,364,911
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	122,446	113,799
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	75,061	70,510
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,683,829	1,569,131
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	685,448	636,401
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	36,040	33,146
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	102,487	97,803
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,704,906	1,622,870
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,985	2,866
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	9,567	9,097
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	18,256	17,167
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	572,989	540,549
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	920,673	857,096
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	121,822	113,181
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	27,446	26,349
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,703	6,439
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,262	2,166
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	188,725	177,245
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	135,623	127,335
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	24,343	22,662
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	801,806	736,916
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	165,005	158,042
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	47,176	44,988
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	17,717	16,897
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	41,805	39,838
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,119	18,171
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,174	15,406
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,126	9,706
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,532	4,320
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	667,752	623,936
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	683,997	635,695
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	68,087	63,279
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,213,779	1,127,685
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	31,785	31,343
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,450	3,398
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,823	1,798
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	54,815	54,061
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,404	4,334
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,031	3,970
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,966	1,935
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	782	776
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	733,553	701,482
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	36,818	36,364
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	30,448	30,068
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	10,111	9,975
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	18,839	18,413
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	21,687	21,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	196,241	187,661
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	170,634	163,174
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	16,896	16,637
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	11,956	11,775
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,304	4,241
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	11,391	11,272
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	621,092	607,875
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	35,015	34,262
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	19,608	19,164
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	12,831	12,546
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	82,897	80,985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	48,339	47,241
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,284	5,196
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,820	3,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	9,049	8,843
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	5,759	5,590
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	149,424	142,891
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	100,647	96,247
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,059	5,779
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	41,040	40,528
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	756	747
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	667	657
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	356	351
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,747	1,717
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,445	1,421
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,075	5,010
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	167,843	164,431
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	85,301	83,337
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	35,187	34,436
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,229	8,022
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,178	7,987
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,050	5,913
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,849	4,733
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,447	14,979
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,290	2,233
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	4,795	4,723
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,581	2,543
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	891,945	871,970
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	67,702	65,971
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,875	3,786
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,345	1,319
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,812,509	3,703,575
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,660,969	1,623,571
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,286,982	1,257,333
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	63,902	61,248
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	74,127	70,793
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	26,868	25,659
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	16,471	16,288
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	25,835	25,438
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	7,675	7,559
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	77,011	76,008
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	16,353	16,101
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,047	1,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	3,739,332	3,658,293
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,181,643	1,155,309
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	105,172	100,804
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	25,763	24,742
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	205,621	196,374
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	35,362	34,902
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,332	22,018
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	21,038	20,784
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	16,909	16,679
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	14,136	13,952
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,871	10,715
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,280	10,131
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,293	4,248
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	618,475	610,079
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	363,571	358,834
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	111,735	110,309
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	81,308	79,515
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	6,410	6,280
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	765	750
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	17,064	16,625
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,601	6,438
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,930	3,852
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	106,423	101,903
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	70,847	67,905
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	32,136	30,982
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	24,980	23,990
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	243,079	232,148
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	130,773	125,587
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	112,812	108,232
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	31,749	31,314
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,940	23,625
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,427	23,086
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,061	22,776
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,931	18,679
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,039	16,817
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,987	15,760
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,835	15,629
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,671	13,472
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,588	13,407
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,805	12,623
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,822	11,678
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,956	10,818
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,728	10,577
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,383	7,288
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,241	6,151
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,543	5,467
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,929	2,903
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,925	2,883
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	617	610
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	23,363	23,078
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,225,411	3,131,769
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,037	2,976
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,138	6,003
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	97,421	93,497
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	38,469	36,979
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,598	16,917
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,013	13,431
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	197,282	188,226
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	72,716	69,764
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	48,916	46,701
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	20,972	20,764
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	11,688	11,534
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	33,702	33,249
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	21,681	21,390
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	17,050	16,832
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,092	7,984
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,962	4,899
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	3,940	3,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,912	1,874
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	790,123	771,698
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	79,623	77,348
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	22,080	21,245
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	74,261	71,293
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	29,574	28,374
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,259	17,552
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	20,622	20,384
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	7,089	6,994
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,133	4,085
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,367	2,357
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,597	1,587
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	223,733	219,162
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	30,033	29,426
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,518	9,328
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,971	4,864
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,030	1,987
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,288	1,263
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,217	1,190
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,411	7,235
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	71,485	68,695
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	87,180	83,369
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	46,947	46,337
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,848	36,403
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,270	34,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,556	32,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,262	31,872
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,248	30,841
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,097	30,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,540	28,180
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,403	27,047
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,834	26,503
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,270	23,988
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,989	22,730
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,421	21,165
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,984	19,729
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,221	17,984
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,008	14,829
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,812	14,631
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,715	13,548
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,837	11,695
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,056	9,932
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,001	9,903
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,640	8,560
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,635	8,533
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,630	8,524
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,504	8,410
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,110	7,031
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,656	4,596
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,081	4,031
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,152	3,118
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	386	382
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,545	2,489
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,159	2,115
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,115	2,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	9,895	9,663
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	5,577	5,458
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,842	2,770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	9,421,468	8,971,286
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	47,548	46,915
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,378	44,849
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	43,703	43,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,286	41,724
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,216	37,745
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,220	29,814
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,265	27,913
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,410	27,091
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,580	25,265
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,418	24,113
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,033	23,724
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,785	22,501
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,480	22,224
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,728	19,471
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,176	17,943
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,074	13,887
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,513	13,343
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,471	10,342
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,757	8,639
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,323	8,217
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,399	6,339
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,905	4,841
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,837	4,786
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,517	4,458
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	64,155	63,224
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	51,495	50,815
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,951	2,914
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	296,072	289,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	12,505	12,259
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,458	3,371
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	12,750,000	12,453,421
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	393,269	384,328
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	37,898	36,383
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,334	9,883
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	566,299	554,622
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	3,822,742	3,694,539
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	24,800	24,614
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	7,637,545	7,479,572
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,478,395	4,394,162
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	317,318	309,823
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	8,301	8,305
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	825,540	823,346
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	3,950,653	3,881,284
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,099,606	2,060,115
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,367,063	1,338,787
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	178,435	174,493
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	157,944	154,998
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	119,733	116,808
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	3,348,273	3,245,397
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,502,336	1,474,079
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	220,646	215,324
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	50,558	49,701
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	22,350	21,930
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,180,575	1,177,479
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	777,708	775,429
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	60,831	59,667
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,881,078	1,817,481
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	35,491	34,280
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	25,332	24,470
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	363,398	362,662
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,062	5,047
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	115,264	114,194
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	38,232	36,951
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,247	3,231
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	86,998	84,967
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	34,780	34,028
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	26,910,875	25,992,641
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	28,896	28,706
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,075	7,024
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	3,813	3,788
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,718	1,707
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	126,833	126,368
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	126,932	125,954
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	2,570,857	2,506,113
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	117,358	113,353
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	7,568,789	7,548,961
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	582,865	581,337
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,369	1,361
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	1,999,801	1,991,462
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	999,901	995,731
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	91,252	90,469
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	2,739,756	2,682,232
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	2,088,856	2,054,789
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	69,386	67,832
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	9,360,085	9,040,706
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	77,601	77,414
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	44,814	44,719
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	40,110	40,014
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	4,836	4,814
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,750,001	5,726,022
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	900,000	896,809
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	26,576	26,410
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	26,319	26,153
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	192,110	190,430
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	40,618	40,236
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	11,338,991	11,097,371
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	474,150	466,417
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	342,509	336,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	253,980	249,679
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	178,304	175,006
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	20,907	20,463
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,742,799	2,679,524
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	49,849	48,211
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,021	4,000
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	15,300,403	15,236,596
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	217,840	215,786
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	75,450	74,782
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	4,384,050	4,290,973
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	799,333	784,548
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	239,457	234,272
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	85,572	83,989
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	26,217	25,773
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	464,359	455,625
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,098	10,003
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	376,241	368,483
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	35,705	34,813
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	339,218	336,460
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	741	743
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	2,325,963	2,310,332
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	777,935	791,912
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	244,994	249,396
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	9,994,547	10,008,585
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,221,520	7,263,257
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,217	1,228
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,176	1,188
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,285,565	1,308,663
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	486,600	483,330
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	447,476	446,297
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,703,114	1,703,909
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	778,560	792,062
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	603	608
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	285,184	290,129
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	63,209	64,305
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	50,132	51,002
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	3,536,077	3,512,954
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	2,658,715	2,671,589
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	2,585,474	2,601,225
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	282,224	285,760
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	289,808	294,834
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	7,240,278	7,245,923
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	2,350,040	2,336,010
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	14,971,057	15,001,443
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,203,251	6,215,841
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	3,808,738	3,828,371
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	18,488,046	18,542,902
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	10,307,617	10,328,538
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,438,945	7,442,419
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	21,076,637	21,139,173
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	192,761	195,176
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	12,805,810	12,871,819
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	7,607,082	7,620,144
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	232	236
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (b)(c)	2,323	2,373
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	79	80
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	2,602	2,658
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (b)(c)	2,140	2,188
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	955	975
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	600	615
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	2,368	2,452
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	4,720	4,828
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	897	918
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	85,855	88,016
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	4,907	5,038
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	85,333	87,540
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,492	6,669
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	10,726,333	10,937,270
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	8,118,029	8,308,267
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	67,892	69,291
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	34,891	35,657
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,604	5,736
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,112	5,232
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,621	3,709
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	959	980
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	834	850
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	573	586
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	435	445
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	179	183
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	78,091	79,992
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,031	15,430
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,148,267	6,311,559
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	91,215	93,077
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	26,001	26,590
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	11,991	12,246
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,567	1,605
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,225	1,255
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	707	724
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	400	410
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	15,253	15,662
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (h)	12,833,504	13,066,708
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,133,342	3,210,686
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,194,172	1,225,888
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	478,472	491,479
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	36,535	37,526
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	98,455	100,373
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	17,611	18,054
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	13,661,136	13,981,271
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	9,943,135	10,222,751
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	40,276	41,085
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	29,575	30,346
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,767	2,843
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,191,022	7,368,526
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	15,422,467	15,681,462
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	16,543,218	16,951,571
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	10,371,729	10,562,111
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	8,658,504	8,839,761
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,925,108	7,098,212
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,692,282	6,872,114
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	3,234,077	3,324,013
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,360	1,385
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,736	1,776
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	5,604	5,738
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	102,970	105,601
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	16,375,717	16,650,721
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,049,273	11,308,201
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	9,900,917	10,129,841
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	6,086,246	6,215,557
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,072	4,168
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,934	4,017
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,288	2,340
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	196	201
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	98	99
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	51,445	52,630
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,970,383	7,146,796
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	12,943,293	13,299,188
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	6,914,989	7,113,771
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,319	5,434
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,291	5,409
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	751	768
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	474	485
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	340	348
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	123	125
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	14,280	14,656
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	18,062,432	18,493,761
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	193,332	198,309
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,067,436	15,368,732
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	14,027,030	14,382,040
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	22,321,298	22,650,807
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,725,137	11,985,248
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,727	3,811
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,694	2,753
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,343	2,397
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,176	1,202
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	315	322
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	116	119
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	185,199	188,807
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	9,386,396	9,606,357
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	4,134	4,183
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,351	6,489
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,700	3,784
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,880	1,925
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,000	1,023
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	804	822
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	104	106
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,544	6,712
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	3,851,344	3,933,172
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,009,252	5,145,423
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	558	575
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	350	362
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,045	7,295
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	21,816,542	22,538,454
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	12,201	12,635
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	10,791	11,124
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	105,761	109,029
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,031	1,069
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	69,256	72,454
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	344	356
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,177	2,255
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,661,438	1,715,792
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	84	87
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	668	693
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	10,024,040	10,473,206
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	5,898,069	6,148,992
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	945	975
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	7,585,450	7,936,605
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	4,395,997	4,542,834
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	31,663	32,642
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,942	6,125
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	13,074	13,478
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	498	515
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,935,445	10,386,074
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,626,718	5,816,423
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	10,181,759	10,673,788
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,880	4,018
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	889	921
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	97,842	100,866
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	76,543	78,909
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	17,126	17,655
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	129,323	135,221
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,851,008	4,028,381
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,906,092	3,041,759
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	297	308
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	139	143
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	5,831,788	6,092,648
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	71,647	73,453
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	41	43
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	751	787
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	174	182
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	164,881	175,368
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,958,812	4,205,659
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	780,170	825,281
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	598,924	634,538
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	428,560	453,609
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	131,986	139,504
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	58	61
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	261	273
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	106	111
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	76	79
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	158	165
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	299	313
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	204	214
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	213,101	226,056
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	185,647	196,523
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	82,308	86,567
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	52	52
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	763	799
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	85,289	90,327
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	278,724	292,989
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	172,221	182,691
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	149,723	158,060
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	118,562	125,225
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	116,495	122,807
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	111,888	117,617
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	99,450	104,660
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	542	567
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	363	380
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	183	192
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,961,382	3,151,588
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	61,161	64,669
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	178,709	188,492
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	158,110	167,035
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	107,912	113,401
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	106,210	112,618
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	288	302
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	116	121
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	63	66
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	581	608
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	389	407
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	14	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	201	210
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,381	1,446
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	154,416	163,947
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	183,845	194,082
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	84,108	89,122
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	4,925	5,157
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	327	342
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	138	145
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	114	119
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	55,158	58,667
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	121,249	128,124
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	112,475	119,084
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	38	40
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	162	170
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	458	480
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	47	50
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	109,060	115,792
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	98,018	103,635
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	391,784	413,244
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,648	2,773
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	71	75
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	6,124	6,413
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	245	257
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	232	243
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	87	91
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	44,396	47,124
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,153	1,208
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	746	782
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,910	5,141
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,686	1,765
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	977	1,023
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	473	495
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,241	1,299
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	335	351
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	96	101
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	10	10
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	287	301
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	101	106
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	680	712
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	607	636
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	130	136
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	128	134
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,625	2,753
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	155	155
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	139	145
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	160	168
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	393	412
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	56	59
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,762	9,175
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,200	2,303
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	88,879	94,328
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	157,894	166,510
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	153,669	162,146
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	142,928	151,572
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	121,545	129,324
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	18	18
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	41	41
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	306	320
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	284	297
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	139	139
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,231	1,289
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,930	2,020
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	190	199
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	96	100
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	28	29
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,814	1,900
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	90,163	95,492
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	102,948	108,394
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	374	378
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	281	284
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	144	145
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	133	134
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	128	129
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	139	141
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,465	1,507
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	174	178
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	73	73
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	60	60
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	57	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	375	387
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	137	139
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	93	94
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	164	166
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	88	90
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	757	785
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	75	75
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	63	63
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	551	565
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	319	331
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	359	361
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	100	101
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	119	121
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	7	8
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	307	309
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	94	94
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	232	235
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	158	161
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	143	145
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,847	4,898
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	181	187
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	280	283
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	487	499
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	238	244
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,389	5,676
Federal Home Loan Bank 6% 3/1/2056	3,595,271	3,685,140
Freddie Mac 7% 1/1/2055	117,811	124,659
Freddie Mac Gold Pool 1.5% 1/1/2036	4,650,384	4,139,156
Freddie Mac Gold Pool 1.5% 1/1/2051	29,675,030	22,243,830
Freddie Mac Gold Pool 1.5% 11/1/2035	5,211,980	4,639,015
Freddie Mac Gold Pool 1.5% 11/1/2035	323,463	287,904
Freddie Mac Gold Pool 1.5% 11/1/2050	261,747	198,164
Freddie Mac Gold Pool 1.5% 12/1/2035	6,777,958	6,032,841
Freddie Mac Gold Pool 1.5% 12/1/2040	1,004,756	841,650
Freddie Mac Gold Pool 1.5% 12/1/2050	176,228	133,419
Freddie Mac Gold Pool 1.5% 12/1/2050	49,408	37,452
Freddie Mac Gold Pool 1.5% 2/1/2041	3,140,992	2,626,678
Freddie Mac Gold Pool 1.5% 2/1/2051	30,262,402	22,684,112
Freddie Mac Gold Pool 1.5% 3/1/2041	1,761,368	1,471,776
Freddie Mac Gold Pool 1.5% 3/1/2051	64,710	49,051
Freddie Mac Gold Pool 1.5% 4/1/2041	6,769,197	5,657,914
Freddie Mac Gold Pool 1.5% 4/1/2041	2,523,736	2,107,195
Freddie Mac Gold Pool 1.5% 4/1/2051	16,949,365	12,704,917
Freddie Mac Gold Pool 1.5% 6/1/2051	160,616	121,800
Freddie Mac Gold Pool 1.5% 7/1/2035	1,438,257	1,281,494
Freddie Mac Gold Pool 1.5% 8/1/2035	4,301,493	3,832,652
Freddie Mac Gold Pool 2% 1/1/2051	2,184,209	1,725,902
Freddie Mac Gold Pool 2% 1/1/2051	1,390,569	1,099,224
Freddie Mac Gold Pool 2% 1/1/2051	1,059,461	837,156
Freddie Mac Gold Pool 2% 1/1/2051	504,723	400,711
Freddie Mac Gold Pool 2% 1/1/2051	351,122	278,764
Freddie Mac Gold Pool 2% 1/1/2052	1,135,312	893,899
Freddie Mac Gold Pool 2% 10/1/2041	16,335	13,960
Freddie Mac Gold Pool 2% 10/1/2050	2,746,845	2,173,056
Freddie Mac Gold Pool 2% 10/1/2050	94,151	74,484
Freddie Mac Gold Pool 2% 10/1/2050	12,111	9,581
Freddie Mac Gold Pool 2% 10/1/2051	14,838,230	11,789,675
Freddie Mac Gold Pool 2% 10/1/2051	1,874,052	1,496,051
Freddie Mac Gold Pool 2% 10/1/2051	771,451	614,401
Freddie Mac Gold Pool 2% 11/1/2041	3,579,141	3,059,120
Freddie Mac Gold Pool 2% 11/1/2050	31,937,850	25,246,385
Freddie Mac Gold Pool 2% 11/1/2050	237,302	187,583
Freddie Mac Gold Pool 2% 11/1/2050	153,515	121,351
Freddie Mac Gold Pool 2% 11/1/2050	17,109	13,524
Freddie Mac Gold Pool 2% 11/1/2051	21,489,763	17,074,633
Freddie Mac Gold Pool 2% 11/1/2051	9,665,583	7,664,660
Freddie Mac Gold Pool 2% 11/1/2051	2,681,207	2,135,373
Freddie Mac Gold Pool 2% 11/1/2051	1,076,277	857,171
Freddie Mac Gold Pool 2% 11/1/2051	606,392	482,944
Freddie Mac Gold Pool 2% 12/1/2051	10,194,021	8,118,745
Freddie Mac Gold Pool 2% 2/1/2041	2,262,001	1,945,873
Freddie Mac Gold Pool 2% 2/1/2051	26,498,347	20,938,260
Freddie Mac Gold Pool 2% 2/1/2051	14,673,134	11,759,377
Freddie Mac Gold Pool 2% 2/1/2051	115,231	91,161
Freddie Mac Gold Pool 2% 2/1/2052	27,487,289	21,788,413
Freddie Mac Gold Pool 2% 2/1/2052	11,903,005	9,453,781
Freddie Mac Gold Pool 2% 3/1/2041	2,306,507	1,993,833
Freddie Mac Gold Pool 2% 3/1/2051	38,264,038	30,235,183
Freddie Mac Gold Pool 2% 3/1/2051	6,861,786	5,428,426
Freddie Mac Gold Pool 2% 4/1/2051	1,650,280	1,302,974
Freddie Mac Gold Pool 2% 5/1/2041	2,104,028	1,805,523
Freddie Mac Gold Pool 2% 5/1/2051	27,129,613	21,420,113
Freddie Mac Gold Pool 2% 5/1/2051	11,512,131	9,218,884
Freddie Mac Gold Pool 2% 5/1/2051	1,371,448	1,094,823
Freddie Mac Gold Pool 2% 5/1/2051	524,654	415,223
Freddie Mac Gold Pool 2% 6/1/2041	3,499,196	3,002,509
Freddie Mac Gold Pool 2% 6/1/2050	111,165,265	87,943,930
Freddie Mac Gold Pool 2% 6/1/2050	9,734,036	7,794,990
Freddie Mac Gold Pool 2% 6/1/2051	81,985	64,731
Freddie Mac Gold Pool 2% 6/1/2052	2,005,667	1,581,689
Freddie Mac Gold Pool 2% 7/1/2041	13,424,824	11,532,508
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2050	272,238	215,370
Freddie Mac Gold Pool 2% 7/1/2050	102,123	80,790
Freddie Mac Gold Pool 2% 7/1/2051	1,724,623	1,360,055
Freddie Mac Gold Pool 2% 7/1/2051	783,009	624,340
Freddie Mac Gold Pool 2% 8/1/2050	30,985,664	24,513,063
Freddie Mac Gold Pool 2% 8/1/2050	685,456	546,984
Freddie Mac Gold Pool 2% 8/1/2051	2,126,868	1,682,586
Freddie Mac Gold Pool 2% 8/1/2052	52,376	41,238
Freddie Mac Gold Pool 2% 9/1/2050	62,075,141	49,108,252
Freddie Mac Gold Pool 2% 9/1/2050	506,389	400,609
Freddie Mac Gold Pool 2% 9/1/2050	67,177	53,145
Freddie Mac Gold Pool 2.5% 1/1/2033	28,756	27,305
Freddie Mac Gold Pool 2.5% 1/1/2041	4,511,396	3,991,723
Freddie Mac Gold Pool 2.5% 1/1/2042	4,176,538	3,665,473
Freddie Mac Gold Pool 2.5% 1/1/2051	16,450	13,638
Freddie Mac Gold Pool 2.5% 10/1/2041	2,013,171	1,769,404
Freddie Mac Gold Pool 2.5% 10/1/2050	3,653,038	3,043,569
Freddie Mac Gold Pool 2.5% 11/1/2031	992,109	949,804
Freddie Mac Gold Pool 2.5% 11/1/2041	15,831,171	13,930,839
Freddie Mac Gold Pool 2.5% 11/1/2041	903,431	793,627
Freddie Mac Gold Pool 2.5% 11/1/2041	831,449	731,808
Freddie Mac Gold Pool 2.5% 11/1/2050	18,551,300	15,537,380
Freddie Mac Gold Pool 2.5% 11/1/2051	21,974,167	18,246,214
Freddie Mac Gold Pool 2.5% 12/1/2050	2,686,041	2,248,817
Freddie Mac Gold Pool 2.5% 12/1/2051	6,433,984	5,338,427
Freddie Mac Gold Pool 2.5% 12/1/2051	5,149,555	4,263,051
Freddie Mac Gold Pool 2.5% 2/1/2042	2,948,497	2,608,554
Freddie Mac Gold Pool 2.5% 2/1/2051	12,599,888	10,548,921
Freddie Mac Gold Pool 2.5% 2/1/2051	36,748	30,445
Freddie Mac Gold Pool 2.5% 3/1/2051	10,859,448	8,996,764
Freddie Mac Gold Pool 2.5% 4/1/2042	28,886,836	25,316,639
Freddie Mac Gold Pool 2.5% 4/1/2042	618,607	543,182
Freddie Mac Gold Pool 2.5% 4/1/2052	11,637,307	9,666,656
Freddie Mac Gold Pool 2.5% 4/1/2052	7,123,525	5,937,269
Freddie Mac Gold Pool 2.5% 4/1/2052	445,013	371,185
Freddie Mac Gold Pool 2.5% 5/1/2041	6,236,374	5,551,473
Freddie Mac Gold Pool 2.5% 5/1/2051	23,250,710	19,393,380
Freddie Mac Gold Pool 2.5% 5/1/2051	3,843,591	3,232,358
Freddie Mac Gold Pool 2.5% 5/1/2052	20,038,306	16,670,085
Freddie Mac Gold Pool 2.5% 6/1/2031	1,043,565	1,004,882
Freddie Mac Gold Pool 2.5% 6/1/2040	495,801	442,570
Freddie Mac Gold Pool 2.5% 6/1/2041	730,920	643,937
Freddie Mac Gold Pool 2.5% 7/1/2051	8,221,354	6,839,434
Freddie Mac Gold Pool 2.5% 8/1/2041	679,547	598,990
Freddie Mac Gold Pool 2.5% 8/1/2050	19,346,931	16,173,520
Freddie Mac Gold Pool 2.5% 9/1/2041	1,480,852	1,310,876
Freddie Mac Gold Pool 3% 1/1/2033	222,905	213,823
Freddie Mac Gold Pool 3% 1/1/2043	76,879	69,338
Freddie Mac Gold Pool 3% 1/1/2052	2,811,303	2,408,073
Freddie Mac Gold Pool 3% 1/1/2052	1,355,275	1,160,886
Freddie Mac Gold Pool 3% 1/1/2052	653,501	559,769
Freddie Mac Gold Pool 3% 10/1/2042	61,924	55,696
Freddie Mac Gold Pool 3% 10/1/2049	7,667,671	6,622,997
Freddie Mac Gold Pool 3% 10/1/2051	5,151,748	4,451,463
Freddie Mac Gold Pool 3% 10/1/2051	825,752	708,862
Freddie Mac Gold Pool 3% 11/1/2042	8,772	7,975
Freddie Mac Gold Pool 3% 11/1/2049	25,789,019	22,444,660
Freddie Mac Gold Pool 3% 11/1/2050	1,299,487	1,120,003
Freddie Mac Gold Pool 3% 11/1/2051	4,137,299	3,546,466
Freddie Mac Gold Pool 3% 11/1/2051	29,002	24,951
Freddie Mac Gold Pool 3% 12/1/2030	394,018	382,971
Freddie Mac Gold Pool 3% 12/1/2031	7,098	6,865
Freddie Mac Gold Pool 3% 12/1/2032	739,591	715,905
Freddie Mac Gold Pool 3% 12/1/2032	277,720	267,574
Freddie Mac Gold Pool 3% 12/1/2042	1,338,625	1,209,387
Freddie Mac Gold Pool 3% 12/1/2050	10,449,931	9,006,597
Freddie Mac Gold Pool 3% 2/1/2032	10,552	10,191
Freddie Mac Gold Pool 3% 2/1/2033	376,722	366,598
Freddie Mac Gold Pool 3% 2/1/2037	505,604	470,474
Freddie Mac Gold Pool 3% 2/1/2037	28,453	26,520
Freddie Mac Gold Pool 3% 2/1/2038	283,213	261,974
Freddie Mac Gold Pool 3% 2/1/2038	5,903	5,460
Freddie Mac Gold Pool 3% 2/1/2043	89,920	81,454
Freddie Mac Gold Pool 3% 2/1/2043	44,589	40,300
Freddie Mac Gold Pool 3% 2/1/2043	18,871	16,978
Freddie Mac Gold Pool 3% 2/1/2052	918,132	786,443
Freddie Mac Gold Pool 3% 3/1/2033	898,529	864,430
Freddie Mac Gold Pool 3% 3/1/2033	41,783	40,159
Freddie Mac Gold Pool 3% 3/1/2043	92,825	83,804
Freddie Mac Gold Pool 3% 3/1/2050	13,655,223	11,794,781
Freddie Mac Gold Pool 3% 3/1/2052	4,505,073	3,899,731
Freddie Mac Gold Pool 3% 3/1/2052	2,318,013	1,984,088
Freddie Mac Gold Pool 3% 3/1/2052	1,450,041	1,242,060
Freddie Mac Gold Pool 3% 3/1/2052	1,236,682	1,073,989
Freddie Mac Gold Pool 3% 4/1/2032	30,355	29,437
Freddie Mac Gold Pool 3% 4/1/2032	10,131	9,819
Freddie Mac Gold Pool 3% 4/1/2034	628,202	601,265
Freddie Mac Gold Pool 3% 4/1/2043	37,962	34,295
Freddie Mac Gold Pool 3% 4/1/2045	7,039	6,259
Freddie Mac Gold Pool 3% 4/1/2045	5,142	4,560
Freddie Mac Gold Pool 3% 4/1/2046	156,003	137,363
Freddie Mac Gold Pool 3% 4/1/2046	140,289	123,853
Freddie Mac Gold Pool 3% 4/1/2050	14,026,036	12,101,924
Freddie Mac Gold Pool 3% 4/1/2052	7,317,348	6,368,423
Freddie Mac Gold Pool 3% 5/1/2045	47,006	41,634
Freddie Mac Gold Pool 3% 5/1/2046	2,378,208	2,096,997
Freddie Mac Gold Pool 3% 5/1/2046	378,408	333,504
Freddie Mac Gold Pool 3% 5/1/2051	3,863,668	3,319,155
Freddie Mac Gold Pool 3% 6/1/2031	2,999	2,908
Freddie Mac Gold Pool 3% 6/1/2046	2,429,242	2,137,845
Freddie Mac Gold Pool 3% 6/1/2050	9,417,563	8,187,450
Freddie Mac Gold Pool 3% 6/1/2052	6,223,919	5,379,838
Freddie Mac Gold Pool 3% 6/1/2052	4,657,408	3,989,389
Freddie Mac Gold Pool 3% 6/1/2052	2,101,450	1,811,856
Freddie Mac Gold Pool 3% 7/1/2032	37,626	36,361
Freddie Mac Gold Pool 3% 7/1/2043	190,736	171,729
Freddie Mac Gold Pool 3% 7/1/2043	48,200	43,332
Freddie Mac Gold Pool 3% 7/1/2045	99,220	88,039
Freddie Mac Gold Pool 3% 7/1/2045	35,786	32,566
Freddie Mac Gold Pool 3% 7/1/2045	10,319	9,202
Freddie Mac Gold Pool 3% 8/1/2032	67,741	65,435
Freddie Mac Gold Pool 3% 8/1/2032	39,536	38,188
Freddie Mac Gold Pool 3% 8/1/2037	213,484	197,941
Freddie Mac Gold Pool 3% 8/1/2042	18,457	16,727
Freddie Mac Gold Pool 3% 8/1/2042	14,286	12,876
Freddie Mac Gold Pool 3% 8/1/2045	45,839	40,583
Freddie Mac Gold Pool 3% 8/1/2045	26,893	24,001
Freddie Mac Gold Pool 3% 8/1/2052	5,129,332	4,454,535
Freddie Mac Gold Pool 3% 8/1/2052	4,939,030	4,289,269
Freddie Mac Gold Pool 3% 9/1/2049	74,331	64,808
Freddie Mac Gold Pool 3% 9/1/2051	3,717,579	3,186,684
Freddie Mac Gold Pool 3.5% 1/1/2032	9,733	9,488
Freddie Mac Gold Pool 3.5% 1/1/2044	5,931,509	5,497,115
Freddie Mac Gold Pool 3.5% 1/1/2044	2,994,668	2,765,773
Freddie Mac Gold Pool 3.5% 1/1/2045	2,232,040	2,066,406
Freddie Mac Gold Pool 3.5% 1/1/2046	9,343	8,551
Freddie Mac Gold Pool 3.5% 1/1/2048	22,085	20,050
Freddie Mac Gold Pool 3.5% 10/1/2040	174,230	161,886
Freddie Mac Gold Pool 3.5% 10/1/2042	60,642	56,179
Freddie Mac Gold Pool 3.5% 10/1/2042	8,758	8,098
Freddie Mac Gold Pool 3.5% 10/1/2047	77,182	70,118
Freddie Mac Gold Pool 3.5% 10/1/2049	10,457,589	9,425,342
Freddie Mac Gold Pool 3.5% 10/1/2051	2,799,456	2,510,880
Freddie Mac Gold Pool 3.5% 11/1/2033	521,234	495,936
Freddie Mac Gold Pool 3.5% 11/1/2040	361,472	336,914
Freddie Mac Gold Pool 3.5% 11/1/2045	2,669,843	2,446,177
Freddie Mac Gold Pool 3.5% 11/1/2045	44,946	41,209
Freddie Mac Gold Pool 3.5% 11/1/2046	4,580	4,155
Freddie Mac Gold Pool 3.5% 11/1/2047	645,962	586,844
Freddie Mac Gold Pool 3.5% 11/1/2047	43,487	39,561
Freddie Mac Gold Pool 3.5% 12/1/2033	162,400	157,086
Freddie Mac Gold Pool 3.5% 12/1/2040	345,648	321,948
Freddie Mac Gold Pool 3.5% 12/1/2046	1,070,725	973,042
Freddie Mac Gold Pool 3.5% 12/1/2047	150,010	136,187
Freddie Mac Gold Pool 3.5% 2/1/2034	3,113,038	3,012,558
Freddie Mac Gold Pool 3.5% 2/1/2043	3,740,286	3,461,179
Freddie Mac Gold Pool 3.5% 2/1/2043	280,892	260,705
Freddie Mac Gold Pool 3.5% 2/1/2043	104,747	97,568
Freddie Mac Gold Pool 3.5% 2/1/2045	2,467	2,278
Freddie Mac Gold Pool 3.5% 2/1/2046	1,851,536	1,690,469
Freddie Mac Gold Pool 3.5% 2/1/2048	6,039	5,432
Freddie Mac Gold Pool 3.5% 2/1/2052	984,153	882,088
Freddie Mac Gold Pool 3.5% 3/1/2032	3,022,937	2,945,716
Freddie Mac Gold Pool 3.5% 3/1/2045	814,058	746,801
Freddie Mac Gold Pool 3.5% 3/1/2045	232,231	213,616
Freddie Mac Gold Pool 3.5% 3/1/2045	172,520	158,413
Freddie Mac Gold Pool 3.5% 3/1/2045	74,374	68,908
Freddie Mac Gold Pool 3.5% 3/1/2046	3,198,574	2,934,543
Freddie Mac Gold Pool 3.5% 3/1/2047	49,477	44,824
Freddie Mac Gold Pool 3.5% 3/1/2052	4,451,901	3,986,587
Freddie Mac Gold Pool 3.5% 3/1/2052	3,983,262	3,566,432
Freddie Mac Gold Pool 3.5% 3/1/2052	2,007,471	1,798,653
Freddie Mac Gold Pool 3.5% 4/1/2040	428,781	399,984
Freddie Mac Gold Pool 3.5% 4/1/2042	2,290,519	2,134,604
Freddie Mac Gold Pool 3.5% 4/1/2042	22,130	20,558
Freddie Mac Gold Pool 3.5% 4/1/2043	330,633	305,604
Freddie Mac Gold Pool 3.5% 4/1/2043	130,442	120,521
Freddie Mac Gold Pool 3.5% 4/1/2046	1,949,223	1,783,191
Freddie Mac Gold Pool 3.5% 4/1/2046	596,323	543,757
Freddie Mac Gold Pool 3.5% 4/1/2052	30,183,290	26,892,695
Freddie Mac Gold Pool 3.5% 5/1/2033	50,068	48,544
Freddie Mac Gold Pool 3.5% 5/1/2034	192,456	185,676
Freddie Mac Gold Pool 3.5% 5/1/2034	32,585	31,459
Freddie Mac Gold Pool 3.5% 5/1/2040	783,748	731,709
Freddie Mac Gold Pool 3.5% 5/1/2040	159,310	148,619
Freddie Mac Gold Pool 3.5% 5/1/2045	795,103	727,986
Freddie Mac Gold Pool 3.5% 5/1/2045	83,811	76,882
Freddie Mac Gold Pool 3.5% 5/1/2045	62,927	57,744
Freddie Mac Gold Pool 3.5% 5/1/2045	27,521	25,580
Freddie Mac Gold Pool 3.5% 5/1/2046	3,970,559	3,634,004
Freddie Mac Gold Pool 3.5% 5/1/2046	1,952,320	1,782,243
Freddie Mac Gold Pool 3.5% 5/1/2046	903,345	823,020
Freddie Mac Gold Pool 3.5% 5/1/2049	133,631	120,608
Freddie Mac Gold Pool 3.5% 5/1/2052	294,972	262,814
Freddie Mac Gold Pool 3.5% 6/1/2032	1,648,210	1,603,584
Freddie Mac Gold Pool 3.5% 6/1/2040	667,978	624,050
Freddie Mac Gold Pool 3.5% 6/1/2045	3,323,383	3,051,437
Freddie Mac Gold Pool 3.5% 6/1/2045	937,775	859,582
Freddie Mac Gold Pool 3.5% 6/1/2045	189,399	174,074
Freddie Mac Gold Pool 3.5% 6/1/2045	154,794	142,134
Freddie Mac Gold Pool 3.5% 6/1/2045	5,705	5,239
Freddie Mac Gold Pool 3.5% 7/1/2032	1,436,706	1,398,380
Freddie Mac Gold Pool 3.5% 7/1/2032	416,581	405,302
Freddie Mac Gold Pool 3.5% 7/1/2040	69,194	64,433
Freddie Mac Gold Pool 3.5% 7/1/2042	778,844	721,052
Freddie Mac Gold Pool 3.5% 7/1/2046	6,427	5,862
Freddie Mac Gold Pool 3.5% 7/1/2047	1,521,341	1,383,534
Freddie Mac Gold Pool 3.5% 7/1/2052	735,279	655,808
Freddie Mac Gold Pool 3.5% 8/1/2034	325,482	313,913
Freddie Mac Gold Pool 3.5% 8/1/2034	24,481	23,611
Freddie Mac Gold Pool 3.5% 8/1/2040	462,112	431,190
Freddie Mac Gold Pool 3.5% 8/1/2042	1,805,425	1,672,451
Freddie Mac Gold Pool 3.5% 8/1/2047	2,360,853	2,144,787
Freddie Mac Gold Pool 3.5% 8/1/2047	279,972	254,349
Freddie Mac Gold Pool 3.5% 8/1/2047	177,062	160,857
Freddie Mac Gold Pool 3.5% 8/1/2051	3,887,011	3,486,327
Freddie Mac Gold Pool 3.5% 9/1/2040	313,512	293,384
Freddie Mac Gold Pool 3.5% 9/1/2042	5,245,945	4,853,372
Freddie Mac Gold Pool 3.5% 9/1/2042	975,527	902,021
Freddie Mac Gold Pool 3.5% 9/1/2042	3,507	3,241
Freddie Mac Gold Pool 3.5% 9/1/2046	699,532	640,591
Freddie Mac Gold Pool 3.5% 9/1/2046	112,209	101,972
Freddie Mac Gold Pool 3.5% 9/1/2047	48,306	43,885
Freddie Mac Gold Pool 3.5% 9/1/2047	39,900	36,248
Freddie Mac Gold Pool 3.5% 9/1/2052	470,039	418,355
Freddie Mac Gold Pool 4% 1/1/2041	1,891,097	1,808,532
Freddie Mac Gold Pool 4% 1/1/2041	37,317	35,781
Freddie Mac Gold Pool 4% 1/1/2041	11,390	10,882
Freddie Mac Gold Pool 4% 1/1/2042	3,065	2,923
Freddie Mac Gold Pool 4% 1/1/2043	15,602	14,785
Freddie Mac Gold Pool 4% 1/1/2044	57,172	53,977
Freddie Mac Gold Pool 4% 1/1/2044	46,749	44,276
Freddie Mac Gold Pool 4% 10/1/2041	676,092	645,405
Freddie Mac Gold Pool 4% 10/1/2041	77,839	74,328
Freddie Mac Gold Pool 4% 10/1/2041	65,440	62,503
Freddie Mac Gold Pool 4% 10/1/2041	43,509	41,532
Freddie Mac Gold Pool 4% 10/1/2042	28,936	27,556
Freddie Mac Gold Pool 4% 10/1/2042	11,369	10,934
Freddie Mac Gold Pool 4% 10/1/2042	8,182	7,754
Freddie Mac Gold Pool 4% 10/1/2043	142,719	135,129
Freddie Mac Gold Pool 4% 10/1/2043	50,802	47,977
Freddie Mac Gold Pool 4% 10/1/2043	19,819	18,868
Freddie Mac Gold Pool 4% 10/1/2043	16,747	15,818
Freddie Mac Gold Pool 4% 10/1/2052	6,186,835	5,732,536
Freddie Mac Gold Pool 4% 11/1/2041	116,651	111,166
Freddie Mac Gold Pool 4% 11/1/2041	11,517	11,111
Freddie Mac Gold Pool 4% 11/1/2041	3,385	3,233
Freddie Mac Gold Pool 4% 11/1/2042	1,759,618	1,678,871
Freddie Mac Gold Pool 4% 11/1/2042	1,285,401	1,227,378
Freddie Mac Gold Pool 4% 11/1/2042	120,106	114,414
Freddie Mac Gold Pool 4% 11/1/2042	109,140	103,568
Freddie Mac Gold Pool 4% 11/1/2042	51,697	49,257
Freddie Mac Gold Pool 4% 11/1/2042	38,537	36,596
Freddie Mac Gold Pool 4% 11/1/2042	3,261	3,181
Freddie Mac Gold Pool 4% 11/1/2043	309,554	294,264
Freddie Mac Gold Pool 4% 11/1/2045	197,928	186,121
Freddie Mac Gold Pool 4% 11/1/2047	1,672,586	1,557,621
Freddie Mac Gold Pool 4% 11/1/2051	200,898	186,711
Freddie Mac Gold Pool 4% 12/1/2040	20,893	20,021
Freddie Mac Gold Pool 4% 12/1/2040	9,379	8,971
Freddie Mac Gold Pool 4% 12/1/2040	8,828	8,444
Freddie Mac Gold Pool 4% 12/1/2042	930,926	888,166
Freddie Mac Gold Pool 4% 12/1/2042	42,168	39,992
Freddie Mac Gold Pool 4% 12/1/2042	18,470	17,629
Freddie Mac Gold Pool 4% 12/1/2045	2,542,114	2,395,603
Freddie Mac Gold Pool 4% 12/1/2045	412,630	392,351
Freddie Mac Gold Pool 4% 12/1/2047	6,474,185	6,029,184
Freddie Mac Gold Pool 4% 2/1/2041	515,821	492,427
Freddie Mac Gold Pool 4% 2/1/2041	2,022	1,932
Freddie Mac Gold Pool 4% 2/1/2042	2,861,317	2,726,347
Freddie Mac Gold Pool 4% 2/1/2042	51,100	48,837
Freddie Mac Gold Pool 4% 2/1/2042	610	582
Freddie Mac Gold Pool 4% 2/1/2043	87,818	83,348
Freddie Mac Gold Pool 4% 2/1/2043	77,844	73,767
Freddie Mac Gold Pool 4% 2/1/2043	47,446	44,927
Freddie Mac Gold Pool 4% 2/1/2043	33,754	31,970
Freddie Mac Gold Pool 4% 2/1/2044	61,283	58,052
Freddie Mac Gold Pool 4% 2/1/2044	33,216	31,536
Freddie Mac Gold Pool 4% 2/1/2044	17,808	16,804
Freddie Mac Gold Pool 4% 2/1/2045	1,355,964	1,285,331
Freddie Mac Gold Pool 4% 2/1/2046	174,254	163,922
Freddie Mac Gold Pool 4% 2/1/2046	85,129	80,654
Freddie Mac Gold Pool 4% 2/1/2046	33,409	32,241
Freddie Mac Gold Pool 4% 2/1/2048	1,895,860	1,764,363
Freddie Mac Gold Pool 4% 2/1/2048	115,801	107,769
Freddie Mac Gold Pool 4% 2/1/2052	102,184	94,809
Freddie Mac Gold Pool 4% 2/1/2052	86,877	80,742
Freddie Mac Gold Pool 4% 2/1/2053	6,532,396	6,044,556
Freddie Mac Gold Pool 4% 3/1/2042	54,726	52,105
Freddie Mac Gold Pool 4% 3/1/2042	53,216	50,764
Freddie Mac Gold Pool 4% 3/1/2042	13,562	12,864
Freddie Mac Gold Pool 4% 3/1/2043	25,833	24,654
Freddie Mac Gold Pool 4% 3/1/2043	15,928	15,091
Freddie Mac Gold Pool 4% 3/1/2044	55,669	52,577
Freddie Mac Gold Pool 4% 4/1/2040	1,640	1,588
Freddie Mac Gold Pool 4% 4/1/2042	785,096	747,926
Freddie Mac Gold Pool 4% 4/1/2042	624,551	595,967
Freddie Mac Gold Pool 4% 4/1/2042	25,080	23,790
Freddie Mac Gold Pool 4% 4/1/2042	17,904	17,136
Freddie Mac Gold Pool 4% 4/1/2042	10,084	9,564
Freddie Mac Gold Pool 4% 4/1/2043	987,634	939,593
Freddie Mac Gold Pool 4% 4/1/2043	53,679	51,109
Freddie Mac Gold Pool 4% 4/1/2043	15,117	14,536
Freddie Mac Gold Pool 4% 4/1/2046	528,017	497,258
Freddie Mac Gold Pool 4% 4/1/2048	397,490	369,920
Freddie Mac Gold Pool 4% 4/1/2048	316,055	294,133
Freddie Mac Gold Pool 4% 4/1/2048	157,739	146,650
Freddie Mac Gold Pool 4% 4/1/2048	68,602	63,779
Freddie Mac Gold Pool 4% 4/1/2048	35,269	32,790
Freddie Mac Gold Pool 4% 4/1/2052	203,539	188,848
Freddie Mac Gold Pool 4% 4/1/2052	155,515	144,290
Freddie Mac Gold Pool 4% 5/1/2037	3,071,206	2,946,403
Freddie Mac Gold Pool 4% 5/1/2038	4,055,292	3,871,490
Freddie Mac Gold Pool 4% 5/1/2042	93,707	89,562
Freddie Mac Gold Pool 4% 5/1/2043	59,176	56,058
Freddie Mac Gold Pool 4% 5/1/2043	22,197	20,986
Freddie Mac Gold Pool 4% 5/1/2043	18,982	17,942
Freddie Mac Gold Pool 4% 5/1/2043	18,394	17,395
Freddie Mac Gold Pool 4% 5/1/2043	7,320	6,940
Freddie Mac Gold Pool 4% 5/1/2045	1,298,487	1,239,592
Freddie Mac Gold Pool 4% 5/1/2045	109,889	103,410
Freddie Mac Gold Pool 4% 5/1/2048	4,419,777	4,109,079
Freddie Mac Gold Pool 4% 6/1/2041	32,172	30,703
Freddie Mac Gold Pool 4% 6/1/2041	4,782	4,685
Freddie Mac Gold Pool 4% 6/1/2042	35,164	33,523
Freddie Mac Gold Pool 4% 6/1/2043	60,727	57,998
Freddie Mac Gold Pool 4% 6/1/2043	28,513	26,967
Freddie Mac Gold Pool 4% 6/1/2047	3,974,956	3,710,433
Freddie Mac Gold Pool 4% 6/1/2047	379,316	353,955
Freddie Mac Gold Pool 4% 6/1/2052	108,592	100,890
Freddie Mac Gold Pool 4% 7/1/2041	264,862	252,518
Freddie Mac Gold Pool 4% 7/1/2042	867,773	824,269
Freddie Mac Gold Pool 4% 7/1/2043	118,250	112,008
Freddie Mac Gold Pool 4% 7/1/2043	97,568	92,681
Freddie Mac Gold Pool 4% 7/1/2043	87,713	83,314
Freddie Mac Gold Pool 4% 7/1/2043	40,157	37,965
Freddie Mac Gold Pool 4% 7/1/2043	33,529	31,683
Freddie Mac Gold Pool 4% 7/1/2043	28,367	26,812
Freddie Mac Gold Pool 4% 7/1/2043	10,210	9,655
Freddie Mac Gold Pool 4% 7/1/2044	650,764	621,778
Freddie Mac Gold Pool 4% 7/1/2052	188,931	175,530
Freddie Mac Gold Pool 4% 8/1/2040	1,407	1,344
Freddie Mac Gold Pool 4% 8/1/2043	67,042	63,502
Freddie Mac Gold Pool 4% 8/1/2043	39,221	37,455
Freddie Mac Gold Pool 4% 8/1/2043	28,734	27,462
Freddie Mac Gold Pool 4% 8/1/2043	9,289	8,778
Freddie Mac Gold Pool 4% 8/1/2044	16,244	15,341
Freddie Mac Gold Pool 4% 8/1/2044	15,442	14,715
Freddie Mac Gold Pool 4% 8/1/2052	105,882	98,372
Freddie Mac Gold Pool 4% 9/1/2040	48,482	46,357
Freddie Mac Gold Pool 4% 9/1/2041	85,883	81,976
Freddie Mac Gold Pool 4% 9/1/2041	33,041	31,550
Freddie Mac Gold Pool 4% 9/1/2041	24,028	23,036
Freddie Mac Gold Pool 4% 9/1/2041	17,806	17,046
Freddie Mac Gold Pool 4% 9/1/2042	1,647,396	1,569,776
Freddie Mac Gold Pool 4% 9/1/2042	78,279	74,858
Freddie Mac Gold Pool 4% 9/1/2043	1,905,270	1,823,702
Freddie Mac Gold Pool 4% 9/1/2043	90,910	86,225
Freddie Mac Gold Pool 4% 9/1/2043	88,010	83,470
Freddie Mac Gold Pool 4% 9/1/2043	79,184	74,973
Freddie Mac Gold Pool 4% 9/1/2043	73,386	69,545
Freddie Mac Gold Pool 4% 9/1/2043	64,343	60,821
Freddie Mac Gold Pool 4% 9/1/2043	42,198	40,034
Freddie Mac Gold Pool 4% 9/1/2043	29,319	27,686
Freddie Mac Gold Pool 4% 9/1/2043	2,253	2,198
Freddie Mac Gold Pool 4% 9/1/2051	1,687,389	1,551,356
Freddie Mac Gold Pool 4% 9/1/2051	222,607	206,887
Freddie Mac Gold Pool 4.5% 1/1/2041	889,936	871,364
Freddie Mac Gold Pool 4.5% 1/1/2041	25,473	24,942
Freddie Mac Gold Pool 4.5% 1/1/2041	16,250	15,945
Freddie Mac Gold Pool 4.5% 1/1/2049	70,599	67,225
Freddie Mac Gold Pool 4.5% 10/1/2039	11,601	11,370
Freddie Mac Gold Pool 4.5% 10/1/2040	82,881	81,080
Freddie Mac Gold Pool 4.5% 10/1/2040	41,528	40,600
Freddie Mac Gold Pool 4.5% 10/1/2041	217,171	212,180
Freddie Mac Gold Pool 4.5% 10/1/2044	1,293,345	1,260,429
Freddie Mac Gold Pool 4.5% 10/1/2048	2,348,013	2,263,786
Freddie Mac Gold Pool 4.5% 10/1/2048	273,663	261,195
Freddie Mac Gold Pool 4.5% 11/1/2039	1,386	1,359
Freddie Mac Gold Pool 4.5% 11/1/2040	4,018	3,933
Freddie Mac Gold Pool 4.5% 12/1/2039	727	713
Freddie Mac Gold Pool 4.5% 12/1/2040	27,312	26,668
Freddie Mac Gold Pool 4.5% 12/1/2040	21,786	21,303
Freddie Mac Gold Pool 4.5% 12/1/2040	1,829	1,787
Freddie Mac Gold Pool 4.5% 12/1/2045	222,352	218,160
Freddie Mac Gold Pool 4.5% 12/1/2047	784,546	753,951
Freddie Mac Gold Pool 4.5% 12/1/2048	1,887,260	1,812,483
Freddie Mac Gold Pool 4.5% 12/1/2048	6,812	6,487
Freddie Mac Gold Pool 4.5% 2/1/2040	5,450	5,342
Freddie Mac Gold Pool 4.5% 2/1/2041	122,499	119,944
Freddie Mac Gold Pool 4.5% 2/1/2041	36,018	35,158
Freddie Mac Gold Pool 4.5% 2/1/2041	35,767	34,908
Freddie Mac Gold Pool 4.5% 2/1/2041	35,573	34,812
Freddie Mac Gold Pool 4.5% 2/1/2041	33,412	32,701
Freddie Mac Gold Pool 4.5% 2/1/2041	25,374	24,850
Freddie Mac Gold Pool 4.5% 2/1/2041	21,718	21,309
Freddie Mac Gold Pool 4.5% 2/1/2041	15,377	15,013
Freddie Mac Gold Pool 4.5% 2/1/2041	6,709	6,575
Freddie Mac Gold Pool 4.5% 2/1/2044	101,253	98,473
Freddie Mac Gold Pool 4.5% 2/1/2044	23,878	23,239
Freddie Mac Gold Pool 4.5% 3/1/2041	134,736	131,793
Freddie Mac Gold Pool 4.5% 3/1/2041	30,605	29,928
Freddie Mac Gold Pool 4.5% 3/1/2041	19,201	18,784
Freddie Mac Gold Pool 4.5% 3/1/2041	6,641	6,499
Freddie Mac Gold Pool 4.5% 3/1/2042	3,444	3,372
Freddie Mac Gold Pool 4.5% 3/1/2044	47,366	46,083
Freddie Mac Gold Pool 4.5% 3/1/2044	38,029	36,975
Freddie Mac Gold Pool 4.5% 3/1/2044	19,655	19,107
Freddie Mac Gold Pool 4.5% 4/1/2041	48,827	47,644
Freddie Mac Gold Pool 4.5% 4/1/2041	47,184	46,137
Freddie Mac Gold Pool 4.5% 4/1/2041	5,466	5,333
Freddie Mac Gold Pool 4.5% 4/1/2041	1,815	1,775
Freddie Mac Gold Pool 4.5% 4/1/2048	350,293	336,523
Freddie Mac Gold Pool 4.5% 4/1/2048	144,190	138,567
Freddie Mac Gold Pool 4.5% 4/1/2048	140,910	135,371
Freddie Mac Gold Pool 4.5% 5/1/2039	717,968	704,858
Freddie Mac Gold Pool 4.5% 5/1/2039	107,850	105,914
Freddie Mac Gold Pool 4.5% 5/1/2039	15,558	15,288
Freddie Mac Gold Pool 4.5% 5/1/2040	4,366	4,277
Freddie Mac Gold Pool 4.5% 5/1/2040	3,680	3,616
Freddie Mac Gold Pool 4.5% 5/1/2041	46,008	44,875
Freddie Mac Gold Pool 4.5% 5/1/2041	33,888	33,155
Freddie Mac Gold Pool 4.5% 5/1/2041	20,429	19,990
Freddie Mac Gold Pool 4.5% 5/1/2048	285,719	274,487
Freddie Mac Gold Pool 4.5% 6/1/2040	8,969	8,786
Freddie Mac Gold Pool 4.5% 6/1/2041	46,396	45,518
Freddie Mac Gold Pool 4.5% 6/1/2041	38,794	37,930
Freddie Mac Gold Pool 4.5% 6/1/2041	32,446	31,789
Freddie Mac Gold Pool 4.5% 6/1/2041	24,597	24,010
Freddie Mac Gold Pool 4.5% 6/1/2041	15,429	15,086
Freddie Mac Gold Pool 4.5% 6/1/2041	15,329	15,063
Freddie Mac Gold Pool 4.5% 6/1/2041	3,895	3,808
Freddie Mac Gold Pool 4.5% 6/1/2047	391,473	376,818
Freddie Mac Gold Pool 4.5% 7/1/2040	61,672	60,414
Freddie Mac Gold Pool 4.5% 7/1/2040	28,780	28,152
Freddie Mac Gold Pool 4.5% 7/1/2040	23,968	23,464
Freddie Mac Gold Pool 4.5% 7/1/2040	2,010	1,968
Freddie Mac Gold Pool 4.5% 7/1/2041	2,634	2,577
Freddie Mac Gold Pool 4.5% 7/1/2044	6,045	5,868
Freddie Mac Gold Pool 4.5% 7/1/2047	699,925	675,692
Freddie Mac Gold Pool 4.5% 7/1/2047	321,639	309,498
Freddie Mac Gold Pool 4.5% 7/1/2049	40,200	38,254
Freddie Mac Gold Pool 4.5% 8/1/2033	5,953	5,888
Freddie Mac Gold Pool 4.5% 8/1/2035	298	294
Freddie Mac Gold Pool 4.5% 8/1/2039	977	957
Freddie Mac Gold Pool 4.5% 8/1/2040	13,835	13,540
Freddie Mac Gold Pool 4.5% 8/1/2040	3,470	3,397
Freddie Mac Gold Pool 4.5% 8/1/2040	2,106	2,063
Freddie Mac Gold Pool 4.5% 8/1/2041	138,449	135,489
Freddie Mac Gold Pool 4.5% 8/1/2041	23,033	22,484
Freddie Mac Gold Pool 4.5% 8/1/2041	16,903	16,554
Freddie Mac Gold Pool 4.5% 8/1/2041	3,287	3,217
Freddie Mac Gold Pool 4.5% 9/1/2039	224,462	220,263
Freddie Mac Gold Pool 4.5% 9/1/2039	79,966	78,671
Freddie Mac Gold Pool 4.5% 9/1/2039	1,313	1,288
Freddie Mac Gold Pool 4.5% 9/1/2039	453	445
Freddie Mac Gold Pool 4.5% 9/1/2041	198,415	194,146
Freddie Mac Gold Pool 4.5% 9/1/2041	159,036	155,563
Freddie Mac Gold Pool 4.5% 9/1/2041	22,550	22,074
Freddie Mac Gold Pool 4.5% 9/1/2041	4,362	4,268
Freddie Mac Gold Pool 5% 1/1/2035	140,458	140,289
Freddie Mac Gold Pool 5% 1/1/2037	6,409	6,397
Freddie Mac Gold Pool 5% 1/1/2040	133,206	132,638
Freddie Mac Gold Pool 5% 1/1/2041	2,112	2,101
Freddie Mac Gold Pool 5% 1/1/2053	10,117,292	9,895,381
Freddie Mac Gold Pool 5% 10/1/2033	17,222	17,201
Freddie Mac Gold Pool 5% 10/1/2033	10,246	10,235
Freddie Mac Gold Pool 5% 10/1/2033	525	525
Freddie Mac Gold Pool 5% 10/1/2033	300	299
Freddie Mac Gold Pool 5% 10/1/2052	3,794,486	3,723,116
Freddie Mac Gold Pool 5% 10/1/2052	28,817	28,275
Freddie Mac Gold Pool 5% 10/1/2053	381,850	374,787
Freddie Mac Gold Pool 5% 11/1/2034	73	73
Freddie Mac Gold Pool 5% 11/1/2035	10,041	10,022
Freddie Mac Gold Pool 5% 11/1/2037	854	852
Freddie Mac Gold Pool 5% 11/1/2040	3,921	3,906
Freddie Mac Gold Pool 5% 11/1/2052	10,886,391	10,681,631
Freddie Mac Gold Pool 5% 11/1/2052	2,342,988	2,301,848
Freddie Mac Gold Pool 5% 11/1/2052	55,854	54,419
Freddie Mac Gold Pool 5% 11/1/2055	479,683	463,615
Freddie Mac Gold Pool 5% 12/1/2033	8,306	8,295
Freddie Mac Gold Pool 5% 12/1/2033	5,734	5,728
Freddie Mac Gold Pool 5% 12/1/2033	2,089	2,087
Freddie Mac Gold Pool 5% 12/1/2034	1,565	1,563
Freddie Mac Gold Pool 5% 12/1/2034	1,307	1,305
Freddie Mac Gold Pool 5% 12/1/2035	26,067	26,014
Freddie Mac Gold Pool 5% 12/1/2052	5,442,178	5,339,817
Freddie Mac Gold Pool 5% 12/1/2052	2,907,193	2,847,062
Freddie Mac Gold Pool 5% 12/1/2052	1,329,618	1,304,610
Freddie Mac Gold Pool 5% 12/1/2052	1,209,819	1,184,795
Freddie Mac Gold Pool 5% 12/1/2052	654,151	643,074
Freddie Mac Gold Pool 5% 2/1/2035	16,119	16,108
Freddie Mac Gold Pool 5% 2/1/2040	15,699	15,623
Freddie Mac Gold Pool 5% 2/1/2041	12,155	12,089
Freddie Mac Gold Pool 5% 2/1/2041	4,758	4,732
Freddie Mac Gold Pool 5% 2/1/2056	78,613	75,955
Freddie Mac Gold Pool 5% 3/1/2041	6,215	6,184
Freddie Mac Gold Pool 5% 3/1/2041	6,130	6,096
Freddie Mac Gold Pool 5% 3/1/2054	5,486,876	5,385,389
Freddie Mac Gold Pool 5% 3/1/2056	42,609,618	41,155,722
Freddie Mac Gold Pool 5% 3/1/2056	250,221	241,683
Freddie Mac Gold Pool 5% 3/1/2056	108,399	104,733
Freddie Mac Gold Pool 5% 3/1/2056	81,027	78,262
Freddie Mac Gold Pool 5% 3/1/2056	31,424	30,352
Freddie Mac Gold Pool 5% 4/1/2034	5,823	5,814
Freddie Mac Gold Pool 5% 4/1/2035	39,152	39,098
Freddie Mac Gold Pool 5% 4/1/2035	15,407	15,379
Freddie Mac Gold Pool 5% 4/1/2035	10,149	10,131
Freddie Mac Gold Pool 5% 4/1/2036	87,859	87,689
Freddie Mac Gold Pool 5% 4/1/2038	40,426	40,296
Freddie Mac Gold Pool 5% 4/1/2040	98,500	98,037
Freddie Mac Gold Pool 5% 4/1/2041	2,540	2,525
Freddie Mac Gold Pool 5% 4/1/2053	3,452,010	3,383,846
Freddie Mac Gold Pool 5% 4/1/2056	229,611	221,920
Freddie Mac Gold Pool 5% 4/1/2056	73,944	71,449
Freddie Mac Gold Pool 5% 5/1/2034	6,754	6,746
Freddie Mac Gold Pool 5% 5/1/2034	2,642	2,638
Freddie Mac Gold Pool 5% 5/1/2034	2,518	2,514
Freddie Mac Gold Pool 5% 5/1/2034	465	465
Freddie Mac Gold Pool 5% 5/1/2035	37,360	37,295
Freddie Mac Gold Pool 5% 5/1/2035	922	922
Freddie Mac Gold Pool 5% 5/1/2040	25,547	25,437
Freddie Mac Gold Pool 5% 5/1/2041	8,591	8,543
Freddie Mac Gold Pool 5% 5/1/2056	5,015,769	4,844,624
Freddie Mac Gold Pool 5% 6/1/2035	7,024	7,013
Freddie Mac Gold Pool 5% 6/1/2035	3,193	3,187
Freddie Mac Gold Pool 5% 6/1/2038	2,305	2,296
Freddie Mac Gold Pool 5% 6/1/2038	1,917	1,910
Freddie Mac Gold Pool 5% 6/1/2040	96,003	95,558
Freddie Mac Gold Pool 5% 6/1/2040	57,290	57,030
Freddie Mac Gold Pool 5% 6/1/2041	1,167,564	1,161,595
Freddie Mac Gold Pool 5% 6/1/2041	6,789	6,749
Freddie Mac Gold Pool 5% 6/1/2052	5,446,821	5,354,585
Freddie Mac Gold Pool 5% 6/1/2056	68,686,259	66,342,594
Freddie Mac Gold Pool 5% 7/1/2034	170	170
Freddie Mac Gold Pool 5% 7/1/2035	244,462	244,083
Freddie Mac Gold Pool 5% 7/1/2035	33,303	33,241
Freddie Mac Gold Pool 5% 7/1/2035	2,322	2,317
Freddie Mac Gold Pool 5% 7/1/2035	2,007	2,003
Freddie Mac Gold Pool 5% 7/1/2035	830	828
Freddie Mac Gold Pool 5% 7/1/2035	488	488
Freddie Mac Gold Pool 5% 7/1/2035	396	395
Freddie Mac Gold Pool 5% 7/1/2035	222	222
Freddie Mac Gold Pool 5% 7/1/2040	11,732	11,691
Freddie Mac Gold Pool 5% 7/1/2040	1,121	1,116
Freddie Mac Gold Pool 5% 7/1/2041	4,414	4,392
Freddie Mac Gold Pool 5% 7/1/2041	4,368	4,353
Freddie Mac Gold Pool 5% 7/1/2041	3,705	3,684
Freddie Mac Gold Pool 5% 7/1/2041	2,812	2,796
Freddie Mac Gold Pool 5% 7/1/2041	2,758	2,744
Freddie Mac Gold Pool 5% 7/1/2041	2,122	2,121
Freddie Mac Gold Pool 5% 7/1/2041	1,202	1,200
Freddie Mac Gold Pool 5% 7/1/2052	22,689,510	22,269,838
Freddie Mac Gold Pool 5% 7/1/2052	6,364,402	6,228,784
Freddie Mac Gold Pool 5% 7/1/2053	365,979	357,208
Freddie Mac Gold Pool 5% 8/1/2033	4,125	4,120
Freddie Mac Gold Pool 5% 8/1/2033	1,290	1,288
Freddie Mac Gold Pool 5% 8/1/2034	57,195	57,117
Freddie Mac Gold Pool 5% 8/1/2035	4,471	4,465
Freddie Mac Gold Pool 5% 8/1/2035	698	696
Freddie Mac Gold Pool 5% 8/1/2036	784	782
Freddie Mac Gold Pool 5% 8/1/2040	47,685	47,513
Freddie Mac Gold Pool 5% 8/1/2040	1,378	1,371
Freddie Mac Gold Pool 5% 8/1/2041	100,000	99,583
Freddie Mac Gold Pool 5% 8/1/2052	17,234,210	16,888,513
Freddie Mac Gold Pool 5% 8/1/2052	7,323,319	7,176,422
Freddie Mac Gold Pool 5% 8/1/2052	186,438	182,989
Freddie Mac Gold Pool 5% 8/1/2052	145,646	142,952
Freddie Mac Gold Pool 5% 8/1/2052	39,138	38,307
Freddie Mac Gold Pool 5% 8/1/2053	316,787	309,373
Freddie Mac Gold Pool 5% 8/1/2053	216,883	211,685
Freddie Mac Gold Pool 5% 8/1/2053	90,342	88,727
Freddie Mac Gold Pool 5% 9/1/2033	13,685	13,670
Freddie Mac Gold Pool 5% 9/1/2035	25,435	25,386
Freddie Mac Gold Pool 5% 9/1/2035	1,567	1,565
Freddie Mac Gold Pool 5% 9/1/2035	173	172
Freddie Mac Gold Pool 5% 9/1/2041	925,000	921,432
Freddie Mac Gold Pool 5% 9/1/2052	1,805,319	1,765,440
Freddie Mac Gold Pool 5% 9/1/2052	131,239	128,397
Freddie Mac Gold Pool 5.5% 1/1/2055	10,062,294	10,082,716
Freddie Mac Gold Pool 5.5% 12/1/2054	814,079	811,933
Freddie Mac Gold Pool 5.5% 2/1/2054	1,175,705	1,170,376
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(f)(g)	16,074,889	16,182,866
Freddie Mac Gold Pool 5.5% 4/1/2054	1,562,942	1,554,002
Freddie Mac Gold Pool 5.5% 5/1/2053	6,784,235	6,787,404
Freddie Mac Gold Pool 5.5% 9/1/2052	11,254,464	11,273,789
Freddie Mac Gold Pool 6% 1/1/2029	531	537
Freddie Mac Gold Pool 6% 1/1/2029	173	175
Freddie Mac Gold Pool 6% 1/1/2029	46	46
Freddie Mac Gold Pool 6% 1/1/2032	3,379	3,437
Freddie Mac Gold Pool 6% 1/1/2032	2,071	2,107
Freddie Mac Gold Pool 6% 10/1/2032	1,645	1,676
Freddie Mac Gold Pool 6% 10/1/2054	8,692,896	8,923,770
Freddie Mac Gold Pool 6% 11/1/2029	138	140
Freddie Mac Gold Pool 6% 11/1/2031	2,230	2,269
Freddie Mac Gold Pool 6% 11/1/2053	2,402,088	2,451,623
Freddie Mac Gold Pool 6% 12/1/2032	859	875
Freddie Mac Gold Pool 6% 12/1/2037	47,785	49,116
Freddie Mac Gold Pool 6% 12/1/2037	14,397	14,782
Freddie Mac Gold Pool 6% 12/1/2055	7,006,355	7,161,784
Freddie Mac Gold Pool 6% 2/1/2029	103	104
Freddie Mac Gold Pool 6% 2/1/2029	99	100
Freddie Mac Gold Pool 6% 2/1/2029	40	40
Freddie Mac Gold Pool 6% 2/1/2055	4,577,742	4,699,322
Freddie Mac Gold Pool 6% 2/1/2056	10,819,738	11,033,492
Freddie Mac Gold Pool 6% 3/1/2029	133	135
Freddie Mac Gold Pool 6% 3/1/2029	69	70
Freddie Mac Gold Pool 6% 3/1/2029	56	57
Freddie Mac Gold Pool 6% 3/1/2053	4,768,225	4,894,864
Freddie Mac Gold Pool 6% 3/1/2056	1,307,874	1,336,888
Freddie Mac Gold Pool 6% 4/1/2029	13	13
Freddie Mac Gold Pool 6% 4/1/2031	1,702	1,729
Freddie Mac Gold Pool 6% 4/1/2033	5,640	5,746
Freddie Mac Gold Pool 6% 4/1/2040	7,227,918	7,393,743
Freddie Mac Gold Pool 6% 4/1/2054 (g)	21,976,398	22,539,467
Freddie Mac Gold Pool 6% 5/1/2029	51	52
Freddie Mac Gold Pool 6% 5/1/2033	38,414	39,044
Freddie Mac Gold Pool 6% 5/1/2054	8,300,053	8,523,088
Freddie Mac Gold Pool 6% 6/1/2029	659	667
Freddie Mac Gold Pool 6% 6/1/2029	128	130
Freddie Mac Gold Pool 6% 6/1/2029	62	62
Freddie Mac Gold Pool 6% 6/1/2031	535	543
Freddie Mac Gold Pool 6% 6/1/2056	28,971,398	29,605,046
Freddie Mac Gold Pool 6% 7/1/2028	16	17
Freddie Mac Gold Pool 6% 7/1/2029	210	213
Freddie Mac Gold Pool 6% 7/1/2029	209	212
Freddie Mac Gold Pool 6% 7/1/2029	97	99
Freddie Mac Gold Pool 6% 7/1/2029	90	91
Freddie Mac Gold Pool 6% 7/1/2029	87	88
Freddie Mac Gold Pool 6% 7/1/2029	71	72
Freddie Mac Gold Pool 6% 7/1/2029	23	23
Freddie Mac Gold Pool 6% 7/1/2029	20	20
Freddie Mac Gold Pool 6% 7/1/2032	4,422	4,497
Freddie Mac Gold Pool 6% 7/1/2033	5,805	5,923
Freddie Mac Gold Pool 6% 7/1/2037	3,709	3,808
Freddie Mac Gold Pool 6% 7/1/2039	12,680,789	12,983,605
Freddie Mac Gold Pool 6% 8/1/2037	70,398	72,199
Freddie Mac Gold Pool 6% 9/1/2033	34,591	35,266
Freddie Mac Gold Pool 6% 9/1/2039	9,375,207	9,651,822
Freddie Mac Gold Pool 6% 9/1/2054	8,956,703	9,200,182
Freddie Mac Gold Pool 6% 9/1/2054	2,781,771	2,846,089
Freddie Mac Gold Pool 6.5% 1/1/2032	10,799	11,133
Freddie Mac Gold Pool 6.5% 1/1/2054	10,523,264	10,990,688
Freddie Mac Gold Pool 6.5% 1/1/2054	161,368	168,546
Freddie Mac Gold Pool 6.5% 10/1/2032	10,486	10,810
Freddie Mac Gold Pool 6.5% 10/1/2053	2,713,823	2,835,214
Freddie Mac Gold Pool 6.5% 11/1/2055	6,340,581	6,594,478
Freddie Mac Gold Pool 6.5% 12/1/2053	65,842	68,882
Freddie Mac Gold Pool 6.5% 2/1/2037	844	870
Freddie Mac Gold Pool 6.5% 3/1/2032	30	31
Freddie Mac Gold Pool 6.5% 3/1/2036	55,368	57,079
Freddie Mac Gold Pool 6.5% 3/1/2037	1,479	1,537
Freddie Mac Gold Pool 6.5% 4/1/2032	1,255	1,294
Freddie Mac Gold Pool 6.5% 4/1/2056	5,524,200	5,780,796
Freddie Mac Gold Pool 6.5% 6/1/2054	34,117,448	35,686,192
Freddie Mac Gold Pool 6.5% 6/1/2054	2,737,016	2,868,853
Freddie Mac Gold Pool 6.5% 7/1/2032	332	342
Freddie Mac Gold Pool 6.5% 8/1/2032	4,791	4,939
Freddie Mac Gold Pool 6.5% 8/1/2032	3,449	3,556
Freddie Mac Gold Pool 6.5% 8/1/2032	3,309	3,412
Freddie Mac Gold Pool 6.5% 9/1/2039	155,317	161,507
Freddie Mac Gold Pool 6.5% 9/1/2053	3,509,215	3,670,571
Freddie Mac Gold Pool 6.5% 9/1/2054	40,767,079	42,797,643
Freddie Mac Gold Pool 6.5% 9/1/2054	3,238,998	3,395,015
Freddie Mac Gold Pool 7% 1/1/2036	6,852	7,175
Freddie Mac Gold Pool 7% 1/1/2054	155,089	164,177
Freddie Mac Gold Pool 7% 10/1/2055	180,798	191,605
Freddie Mac Gold Pool 7% 10/1/2055	127,654	135,334
Freddie Mac Gold Pool 7% 10/1/2055	94,292	99,965
Freddie Mac Gold Pool 7% 11/1/2026	45	45
Freddie Mac Gold Pool 7% 11/1/2034	11,663	12,213
Freddie Mac Gold Pool 7% 11/1/2034	10,197	10,678
Freddie Mac Gold Pool 7% 11/1/2055	999,709	1,062,670
Freddie Mac Gold Pool 7% 11/1/2055	841,516	895,303
Freddie Mac Gold Pool 7% 11/1/2055	660,080	703,817
Freddie Mac Gold Pool 7% 11/1/2055	411,816	439,875
Freddie Mac Gold Pool 7% 11/1/2055	189,057	199,728
Freddie Mac Gold Pool 7% 11/1/2055	187,287	197,651
Freddie Mac Gold Pool 7% 11/1/2055	177,697	187,425
Freddie Mac Gold Pool 7% 11/1/2055	107,012	112,438
Freddie Mac Gold Pool 7% 11/1/2055	89,480	94,555
Freddie Mac Gold Pool 7% 12/1/2053	73,371	77,723
Freddie Mac Gold Pool 7% 12/1/2053	53,894	57,120
Freddie Mac Gold Pool 7% 12/1/2054	127,463	133,967
Freddie Mac Gold Pool 7% 12/1/2055	127,290	133,805
Freddie Mac Gold Pool 7% 3/1/2054	111,704	117,716
Freddie Mac Gold Pool 7% 3/1/2054	83,775	88,462
Freddie Mac Gold Pool 7% 3/1/2054	82,735	87,364
Freddie Mac Gold Pool 7% 4/1/2032	3,853	4,034
Freddie Mac Gold Pool 7% 5/1/2055	137,894	145,562
Freddie Mac Gold Pool 7% 7/1/2029	15,207	15,923
Freddie Mac Gold Pool 7% 7/1/2054	73,427	77,569
Freddie Mac Gold Pool 7% 7/1/2054	49,595	52,464
Freddie Mac Gold Pool 7% 8/1/2054	187,542	198,023
Freddie Mac Gold Pool 7% 9/1/2026	58	58
Freddie Mac Gold Pool 7% 9/1/2035	29,208	30,584
Freddie Mac Gold Pool 7% 9/1/2055	20,476,316	21,701,901
Freddie Mac Gold Pool 7% 9/1/2055	119,294	126,630
Freddie Mac Gold Pool 7.5% 1/1/2027	5	4
Freddie Mac Gold Pool 7.5% 11/1/2030	161	167
Freddie Mac Gold Pool 7.5% 11/1/2030	10	9
Freddie Mac Gold Pool 7.5% 11/1/2031	212	221
Freddie Mac Gold Pool 7.5% 5/1/2031	157	162
Freddie Mac Gold Pool 8% 11/1/2031	514	532
Freddie Mac Gold Pool 8% 2/1/2030	39	41
Freddie Mac Gold Pool 8% 4/1/2032	65	68
Freddie Mac Gold Pool 8% 8/1/2030	39	40
Freddie Mac Gold Pool 8% 8/1/2030	14	14
Freddie Mac Gold Pool 8% 9/1/2030	32	34
Freddie Mac Gold Pool 8.5% 1/1/2028	2	1
Freddie Mac Gold Pool 8.5% 12/1/2027	3	2
Freddie Mac Gold Pool 8.5% 5/1/2027	3	2
Freddie Mac Gold Pool 8.5% 8/1/2027	165	167
Freddie Mac Gold Pool 8.5% 8/1/2027	86	87
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,030,598	6,171,919
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,924,855	3,057,742
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,696,118	2,821,141
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	801,639	841,568
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	116,969	113,321
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	5,287	5,370
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	16,066	16,399
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	20,399	20,877
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (b)(c)	17,380	18,020
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	194,825	202,458
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	34,209	35,559
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	7,459	7,693
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	1,112	1,155
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	6,163	6,426
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	14,231	14,811
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	8,533	8,882
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (b)(c)	12,479	12,994
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (b)(c)	1,239	1,290
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	38,133	39,770
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	184	187
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	9,939	10,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (b)(c)	8,806	9,161
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	19,547	19,922
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (b)(c)	27,552	28,148
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (b)(c)	56,203	57,734
Freddie Mac Non Gold Pool 2.5% 4/1/2052	4,718,672	3,896,023
Freddie Mac Non Gold Pool 4% 9/1/2040	7,933	7,592
Freddie Mac Non Gold Pool 5.5% 4/1/2055	10,572,417	10,600,482
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,457,336	4,471,955
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,214,646	2,219,141
Freddie Mac Non Gold Pool 5.5% 7/1/2053	10,238,375	10,259,154
Freddie Mac Non Gold Pool 5.5% 8/1/2053	10,903,525	10,935,877
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,511,630	4,520,787
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,453,424	4,466,638
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (b)(c)	8,596	8,696
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	13,655	13,978
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	15,966	16,395
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (b)(c)	7,782	8,063
Freddie Mac Non Gold Pool 6% 11/1/2054	6,315,989	6,465,971
Freddie Mac Non Gold Pool 6% 6/1/2053	4,203,423	4,308,494
Freddie Mac Non Gold Pool 6% 6/1/2053	3,891,263	3,977,587
Freddie Mac Non Gold Pool 6% 6/1/2054	15,086,113	15,453,784
Freddie Mac Non Gold Pool 6% 7/1/2053	3,699,543	3,792,019
Freddie Mac Non Gold Pool 6% 9/1/2053	4,657,082	4,756,028
Freddie Mac Non Gold Pool 6.5% 1/1/2055	5,070,175	5,321,130
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,233,581	2,344,135
Freddie Mac Non Gold Pool 6.5% 2/1/2055	5,856,013	6,145,864
Freddie Mac Non Gold Pool 7% 1/1/2055	136,075	143,858
Freddie Mac Non Gold Pool 7% 1/1/2055	74,243	78,356
Freddie Mac Non Gold Pool 7% 10/1/2055	104,515	111,231
Freddie Mac Non Gold Pool 7% 11/1/2055	400,675	422,472
Freddie Mac Non Gold Pool 7% 12/1/2053	154,034	162,964
Freddie Mac Non Gold Pool 7% 12/1/2054	97,227	103,311
Freddie Mac Non Gold Pool 7% 3/1/2055	233,994	246,662
Freddie Mac Non Gold Pool 7% 7/1/2055	97,105	103,221
Freddie Mac Non Gold Pool 7% 9/1/2055	75,730	79,642
Ginnie Mae I Pool 2.5% 1/20/2052	6,533,077	5,450,144
Ginnie Mae I Pool 2.5% 12/20/2051	10,012,370	8,355,833
Ginnie Mae I Pool 2.5% 12/20/2051	6,696,737	5,582,491
Ginnie Mae I Pool 2.5% 12/20/2051	5,291,966	4,414,761
Ginnie Mae I Pool 2.5% 7/20/2052	193,938	162,396
Ginnie Mae I Pool 2.5% 8/20/2051	37,125,006	30,924,703
Ginnie Mae I Pool 3% 12/15/2042	312,814	281,113
Ginnie Mae I Pool 3% 3/15/2045	7,273	6,484
Ginnie Mae I Pool 3% 4/15/2043	87,593	78,494
Ginnie Mae I Pool 3% 4/15/2043	38,396	34,380
Ginnie Mae I Pool 3% 4/15/2043	30,792	27,683
Ginnie Mae I Pool 3% 4/15/2043	15,004	13,467
Ginnie Mae I Pool 3% 4/15/2043	6,163	5,543
Ginnie Mae I Pool 3% 4/15/2043	6,007	5,482
Ginnie Mae I Pool 3% 4/15/2043	5,838	5,238
Ginnie Mae I Pool 3% 4/15/2045	238,184	212,684
Ginnie Mae I Pool 3% 5/15/2043	337,757	302,789
Ginnie Mae I Pool 3% 5/15/2043	37,385	33,196
Ginnie Mae I Pool 3% 5/15/2043	28,209	25,706
Ginnie Mae I Pool 3% 5/15/2043	28,129	25,258
Ginnie Mae I Pool 3% 5/15/2043	26,045	23,575
Ginnie Mae I Pool 3% 5/15/2043	10,933	9,782
Ginnie Mae I Pool 3% 6/15/2042	25,244	22,840
Ginnie Mae I Pool 3% 6/15/2043	37,560	33,591
Ginnie Mae I Pool 3% 6/15/2043	12,737	11,433
Ginnie Mae I Pool 3% 6/20/2042	201,750	182,833
Ginnie Mae I Pool 3% 7/15/2043	63,116	56,767
Ginnie Mae I Pool 3% 7/15/2043	43,065	38,669
Ginnie Mae I Pool 3% 8/15/2042	17,145	15,427
Ginnie Mae I Pool 3% 8/15/2043	20,155	18,135
Ginnie Mae I Pool 3% 9/15/2042	42,292	38,069
Ginnie Mae I Pool 3.5% 1/15/2041	10,458	9,720
Ginnie Mae I Pool 3.5% 1/15/2042	137,187	126,477
Ginnie Mae I Pool 3.5% 1/15/2042	104,434	96,392
Ginnie Mae I Pool 3.5% 1/15/2042	2,655	2,461
Ginnie Mae I Pool 3.5% 1/15/2042	1,362	1,261
Ginnie Mae I Pool 3.5% 1/15/2043	159,034	146,829
Ginnie Mae I Pool 3.5% 1/15/2043	4,609	4,262
Ginnie Mae I Pool 3.5% 1/20/2043	987,870	906,083
Ginnie Mae I Pool 3.5% 10/20/2052	6,969,648	6,200,410
Ginnie Mae I Pool 3.5% 11/15/2040	18,592	17,269
Ginnie Mae I Pool 3.5% 11/15/2042	346,080	319,707
Ginnie Mae I Pool 3.5% 11/20/2042	24,353	22,407
Ginnie Mae I Pool 3.5% 12/15/2040	3,859	3,589
Ginnie Mae I Pool 3.5% 12/15/2041	135,816	125,539
Ginnie Mae I Pool 3.5% 12/15/2041	127,821	118,012
Ginnie Mae I Pool 3.5% 12/15/2041	77,927	72,337
Ginnie Mae I Pool 3.5% 12/15/2041	12,276	11,414
Ginnie Mae I Pool 3.5% 12/20/2049	94,408	84,616
Ginnie Mae I Pool 3.5% 12/20/2049	39,027	35,003
Ginnie Mae I Pool 3.5% 12/20/2049	33,778	30,210
Ginnie Mae I Pool 3.5% 12/20/2049	11,715	10,492
Ginnie Mae I Pool 3.5% 2/15/2042	125,344	115,657
Ginnie Mae I Pool 3.5% 2/15/2042	98,895	91,200
Ginnie Mae I Pool 3.5% 2/15/2043	665,469	616,038
Ginnie Mae I Pool 3.5% 2/15/2043	26,982	24,933
Ginnie Mae I Pool 3.5% 2/15/2044	106,966	98,031
Ginnie Mae I Pool 3.5% 2/20/2043	2,119,874	1,953,912
Ginnie Mae I Pool 3.5% 3/15/2042	808,389	748,569
Ginnie Mae I Pool 3.5% 3/15/2043	4,965	4,583
Ginnie Mae I Pool 3.5% 3/20/2043	909,811	838,849
Ginnie Mae I Pool 3.5% 3/20/2043	402,319	370,498
Ginnie Mae I Pool 3.5% 4/15/2043	570,583	528,360
Ginnie Mae I Pool 3.5% 4/15/2043	113,052	103,994
Ginnie Mae I Pool 3.5% 4/20/2043	429,126	394,592
Ginnie Mae I Pool 3.5% 4/20/2043	173,817	159,919
Ginnie Mae I Pool 3.5% 5/15/2042	34,588	32,128
Ginnie Mae I Pool 3.5% 5/15/2042	24,724	22,978
Ginnie Mae I Pool 3.5% 5/15/2043	22,806	21,157
Ginnie Mae I Pool 3.5% 5/15/2043	21,986	20,241
Ginnie Mae I Pool 3.5% 5/15/2043	20,333	18,832
Ginnie Mae I Pool 3.5% 5/15/2043	7,784	7,191
Ginnie Mae I Pool 3.5% 5/20/2046	99,023	90,171
Ginnie Mae I Pool 3.5% 5/20/2046	50,841	46,147
Ginnie Mae I Pool 3.5% 5/20/2046	50,223	45,570
Ginnie Mae I Pool 3.5% 5/20/2046	42,845	38,935
Ginnie Mae I Pool 3.5% 5/20/2046	39,499	36,009
Ginnie Mae I Pool 3.5% 5/20/2046	26,708	24,236
Ginnie Mae I Pool 3.5% 6/15/2042	4,714	4,353
Ginnie Mae I Pool 3.5% 6/15/2043	49,103	45,168
Ginnie Mae I Pool 3.5% 6/15/2043	40,765	37,448
Ginnie Mae I Pool 3.5% 6/15/2043	29,353	27,108
Ginnie Mae I Pool 3.5% 6/15/2043	20,288	18,916
Ginnie Mae I Pool 3.5% 6/15/2043	15,542	14,317
Ginnie Mae I Pool 3.5% 6/15/2043	2,844	2,620
Ginnie Mae I Pool 3.5% 6/20/2046	221,777	201,539
Ginnie Mae I Pool 3.5% 6/20/2046	62,534	56,898
Ginnie Mae I Pool 3.5% 6/20/2046	60,475	55,000
Ginnie Mae I Pool 3.5% 6/20/2046	57,887	52,514
Ginnie Mae I Pool 3.5% 6/20/2046	55,829	50,603
Ginnie Mae I Pool 3.5% 6/20/2046	33,822	30,748
Ginnie Mae I Pool 3.5% 6/20/2046	22,552	20,564
Ginnie Mae I Pool 3.5% 7/15/2042	96,207	88,901
Ginnie Mae I Pool 3.5% 7/15/2042	32,791	30,319
Ginnie Mae I Pool 3.5% 7/15/2042	8,655	7,993
Ginnie Mae I Pool 3.5% 7/15/2043	18,892	17,402
Ginnie Mae I Pool 3.5% 7/20/2043	216,114	198,083
Ginnie Mae I Pool 3.5% 7/20/2046	5,782,406	5,261,767
Ginnie Mae I Pool 3.5% 8/15/2042	8,139	7,510
Ginnie Mae I Pool 3.5% 8/15/2043	11,240	10,342
Ginnie Mae I Pool 3.5% 8/20/2052	22,141,042	19,795,938
Ginnie Mae I Pool 3.5% 9/15/2041	2,158	2,005
Ginnie Mae I Pool 3.5% 9/15/2042	23,637	21,786
Ginnie Mae I Pool 3.5% 9/15/2042	11,905	10,985
Ginnie Mae I Pool 3.5% 9/15/2042	11,553	10,755
Ginnie Mae I Pool 3.5% 9/15/2042	6,778	6,249
Ginnie Mae I Pool 3.5% 9/15/2042	2,190	2,022
Ginnie Mae I Pool 3.5% 9/15/2043	5,104	4,721
Ginnie Mae I Pool 3.5% 9/20/2052	30,567,247	27,203,101
Ginnie Mae I Pool 4% 1/15/2040	25,956	24,776
Ginnie Mae I Pool 4% 1/15/2040	24,925	23,699
Ginnie Mae I Pool 4% 1/15/2041	121,617	115,458
Ginnie Mae I Pool 4% 1/15/2041	5,079	4,822
Ginnie Mae I Pool 4% 1/15/2041	3,961	3,759
Ginnie Mae I Pool 4% 1/15/2042	11,891	11,261
Ginnie Mae I Pool 4% 1/15/2043	42,367	40,016
Ginnie Mae I Pool 4% 1/15/2047	75,118	69,298
Ginnie Mae I Pool 4% 1/15/2047	72,592	66,968
Ginnie Mae I Pool 4% 1/15/2047	55,912	51,580
Ginnie Mae I Pool 4% 1/15/2047	26,621	24,558
Ginnie Mae I Pool 4% 10/15/2039	30,094	28,711
Ginnie Mae I Pool 4% 10/15/2040	146,878	139,499
Ginnie Mae I Pool 4% 10/15/2040	123,125	117,118
Ginnie Mae I Pool 4% 10/15/2040	115,104	109,345
Ginnie Mae I Pool 4% 10/15/2040	13,612	12,939
Ginnie Mae I Pool 4% 10/15/2040	9,593	9,119
Ginnie Mae I Pool 4% 10/15/2040	4,748	4,523
Ginnie Mae I Pool 4% 10/15/2040	3,755	3,571
Ginnie Mae I Pool 4% 10/15/2041	260,836	247,064
Ginnie Mae I Pool 4% 10/15/2041	123,219	116,857
Ginnie Mae I Pool 4% 10/15/2041	112,438	106,676
Ginnie Mae I Pool 4% 10/15/2041	64,657	61,344
Ginnie Mae I Pool 4% 10/15/2041	59,883	56,756
Ginnie Mae I Pool 4% 10/15/2041	40,132	37,959
Ginnie Mae I Pool 4% 10/15/2041	29,633	28,181
Ginnie Mae I Pool 4% 10/15/2041	21,404	20,278
Ginnie Mae I Pool 4% 10/15/2041	15,826	15,018
Ginnie Mae I Pool 4% 10/15/2041	13,399	12,729
Ginnie Mae I Pool 4% 10/15/2041	6,673	6,338
Ginnie Mae I Pool 4% 10/15/2041	5,917	5,593
Ginnie Mae I Pool 4% 11/15/2039	21,959	20,960
Ginnie Mae I Pool 4% 11/15/2040	36,697	34,831
Ginnie Mae I Pool 4% 11/15/2040	5,395	5,136
Ginnie Mae I Pool 4% 11/15/2040	3,695	3,517
Ginnie Mae I Pool 4% 11/15/2041	288,409	273,347
Ginnie Mae I Pool 4% 11/15/2041	42,156	39,889
Ginnie Mae I Pool 4% 11/15/2041	8,445	8,009
Ginnie Mae I Pool 4% 11/15/2041	3,999	3,797
Ginnie Mae I Pool 4% 11/15/2042	14,421	13,629
Ginnie Mae I Pool 4% 12/15/2039	71,075	67,608
Ginnie Mae I Pool 4% 12/15/2039	12,795	12,176
Ginnie Mae I Pool 4% 12/15/2040	8,842	8,384
Ginnie Mae I Pool 4% 12/15/2040	6,028	5,715
Ginnie Mae I Pool 4% 12/15/2040	3,905	3,710
Ginnie Mae I Pool 4% 12/15/2041	112,023	106,350
Ginnie Mae I Pool 4% 12/15/2041	96,028	90,921
Ginnie Mae I Pool 4% 12/15/2041	43,160	40,890
Ginnie Mae I Pool 4% 12/15/2041	24,533	23,243
Ginnie Mae I Pool 4% 12/15/2041	9,598	9,083
Ginnie Mae I Pool 4% 12/15/2041	4,624	4,384
Ginnie Mae I Pool 4% 12/15/2041	4,402	4,186
Ginnie Mae I Pool 4% 12/15/2042	9,697	9,177
Ginnie Mae I Pool 4% 12/15/2046	14,367	13,440
Ginnie Mae I Pool 4% 2/15/2040	103,414	98,261
Ginnie Mae I Pool 4% 2/15/2040	63,044	59,916
Ginnie Mae I Pool 4% 2/15/2040	59,424	56,721
Ginnie Mae I Pool 4% 2/15/2040	16,232	15,433
Ginnie Mae I Pool 4% 2/15/2041	33,730	32,049
Ginnie Mae I Pool 4% 2/15/2041	19,542	18,510
Ginnie Mae I Pool 4% 2/15/2042	40,550	38,409
Ginnie Mae I Pool 4% 3/15/2040	530,129	503,934
Ginnie Mae I Pool 4% 3/15/2041	264,379	251,315
Ginnie Mae I Pool 4% 3/15/2041	13,605	12,879
Ginnie Mae I Pool 4% 3/15/2041	12,224	11,622
Ginnie Mae I Pool 4% 3/15/2042	144,582	136,865
Ginnie Mae I Pool 4% 3/15/2042	22,009	20,796
Ginnie Mae I Pool 4% 3/15/2042	15,939	15,097
Ginnie Mae I Pool 4% 3/15/2042	6,826	6,459
Ginnie Mae I Pool 4% 3/20/2047	1,632,587	1,518,838
Ginnie Mae I Pool 4% 4/15/2040	44,239	42,007
Ginnie Mae I Pool 4% 4/15/2040	19,630	18,702
Ginnie Mae I Pool 4% 4/15/2042	25,028	23,630
Ginnie Mae I Pool 4% 4/15/2043	6,829	6,466
Ginnie Mae I Pool 4% 4/15/2046	1,944,565	1,827,429
Ginnie Mae I Pool 4% 4/20/2047	1,725,509	1,595,041
Ginnie Mae I Pool 4% 4/20/2047	1,525,699	1,410,338
Ginnie Mae I Pool 4% 5/15/2040	38,456	36,517
Ginnie Mae I Pool 4% 5/15/2041	5,913	5,657
Ginnie Mae I Pool 4% 5/15/2043	10,300	9,702
Ginnie Mae I Pool 4% 5/15/2043	5,171	4,872
Ginnie Mae I Pool 4% 5/20/2049	912,728	837,725
Ginnie Mae I Pool 4% 6/15/2041	23,265	22,064
Ginnie Mae I Pool 4% 6/15/2041	14,307	13,666
Ginnie Mae I Pool 4% 6/15/2041	12,281	11,623
Ginnie Mae I Pool 4% 6/15/2042	16,774	15,833
Ginnie Mae I Pool 4% 6/15/2042	1,941	1,833
Ginnie Mae I Pool 4% 6/15/2043	8,271	7,805
Ginnie Mae I Pool 4% 6/15/2043	4,349	4,115
Ginnie Mae I Pool 4% 7/15/2039	28,619	27,247
Ginnie Mae I Pool 4% 7/15/2041	24,501	23,174
Ginnie Mae I Pool 4% 7/15/2041	13,060	12,378
Ginnie Mae I Pool 4% 7/15/2041	11,982	11,378
Ginnie Mae I Pool 4% 7/15/2041	7,671	7,257
Ginnie Mae I Pool 4% 7/15/2041	4,505	4,269
Ginnie Mae I Pool 4% 7/15/2041	2,819	2,673
Ginnie Mae I Pool 4% 7/15/2046	50,619	47,367
Ginnie Mae I Pool 4% 7/15/2046	40,484	37,931
Ginnie Mae I Pool 4% 8/15/2039	10,559	10,044
Ginnie Mae I Pool 4% 8/15/2039	9,095	8,646
Ginnie Mae I Pool 4% 8/15/2040	6,104	5,806
Ginnie Mae I Pool 4% 8/15/2041	19,023	18,048
Ginnie Mae I Pool 4% 8/15/2041	15,036	14,296
Ginnie Mae I Pool 4% 8/15/2041	4,073	3,878
Ginnie Mae I Pool 4% 8/15/2042	62,957	59,428
Ginnie Mae I Pool 4% 8/15/2042	8,184	7,771
Ginnie Mae I Pool 4% 8/15/2042	3,617	3,439
Ginnie Mae I Pool 4% 8/15/2043	12,962	12,197
Ginnie Mae I Pool 4% 8/15/2043	6,411	6,056
Ginnie Mae I Pool 4% 8/15/2043	3,779	3,556
Ginnie Mae I Pool 4% 9/15/2039	18,751	17,929
Ginnie Mae I Pool 4% 9/15/2040	7,791	7,411
Ginnie Mae I Pool 4% 9/15/2041	131,575	124,729
Ginnie Mae I Pool 4% 9/15/2041	15,866	15,072
Ginnie Mae I Pool 4% 9/15/2041	15,763	14,955
Ginnie Mae I Pool 4% 9/15/2041	8,225	7,773
Ginnie Mae I Pool 4% 9/15/2041	2,734	2,588
Ginnie Mae I Pool 4% 9/15/2041	1,932	1,842
Ginnie Mae I Pool 4.5% 1/15/2041	1,039	1,013
Ginnie Mae I Pool 4.5% 10/15/2039	14,441	14,060
Ginnie Mae I Pool 4.5% 10/15/2039	9,816	9,587
Ginnie Mae I Pool 4.5% 10/15/2039	4,575	4,470
Ginnie Mae I Pool 4.5% 10/15/2039	2,422	2,365
Ginnie Mae I Pool 4.5% 11/15/2039	84,045	81,838
Ginnie Mae I Pool 4.5% 11/15/2039	33,839	33,000
Ginnie Mae I Pool 4.5% 11/15/2039	24,937	24,337
Ginnie Mae I Pool 4.5% 11/15/2039	21,134	20,622
Ginnie Mae I Pool 4.5% 11/15/2039	16,989	16,617
Ginnie Mae I Pool 4.5% 11/15/2039	16,839	16,433
Ginnie Mae I Pool 4.5% 11/15/2039	12,678	12,376
Ginnie Mae I Pool 4.5% 11/15/2039	10,346	10,100
Ginnie Mae I Pool 4.5% 11/15/2039	4,714	4,605
Ginnie Mae I Pool 4.5% 11/15/2039	4,502	4,399
Ginnie Mae I Pool 4.5% 11/15/2039	1,978	1,932
Ginnie Mae I Pool 4.5% 11/15/2039	1,184	1,156
Ginnie Mae I Pool 4.5% 12/15/2039	23,041	22,544
Ginnie Mae I Pool 4.5% 2/15/2040	63,841	62,075
Ginnie Mae I Pool 4.5% 2/15/2040	58,325	56,922
Ginnie Mae I Pool 4.5% 2/15/2040	41,487	40,521
Ginnie Mae I Pool 4.5% 2/15/2040	36,502	35,636
Ginnie Mae I Pool 4.5% 2/15/2040	25,041	24,504
Ginnie Mae I Pool 4.5% 2/15/2040	20,343	19,858
Ginnie Mae I Pool 4.5% 2/15/2040	20,001	19,520
Ginnie Mae I Pool 4.5% 2/15/2040	9,644	9,419
Ginnie Mae I Pool 4.5% 2/15/2040	3,977	3,882
Ginnie Mae I Pool 4.5% 2/15/2040	1,654	1,615
Ginnie Mae I Pool 4.5% 2/15/2041	16,216	15,788
Ginnie Mae I Pool 4.5% 3/15/2040	158,043	154,259
Ginnie Mae I Pool 4.5% 3/15/2040	15,672	15,284
Ginnie Mae I Pool 4.5% 3/15/2040	10,888	10,628
Ginnie Mae I Pool 4.5% 3/15/2040	7,811	7,622
Ginnie Mae I Pool 4.5% 3/15/2041	358,536	349,156
Ginnie Mae I Pool 4.5% 3/15/2041	8,475	8,269
Ginnie Mae I Pool 4.5% 3/15/2041	3,787	3,690
Ginnie Mae I Pool 4.5% 3/15/2041	979	955
Ginnie Mae I Pool 4.5% 4/15/2040	70,070	68,461
Ginnie Mae I Pool 4.5% 4/15/2040	36,379	35,405
Ginnie Mae I Pool 4.5% 4/15/2040	27,439	26,733
Ginnie Mae I Pool 4.5% 4/15/2040	15,404	14,997
Ginnie Mae I Pool 4.5% 4/15/2040	6,528	6,347
Ginnie Mae I Pool 4.5% 4/15/2040	6,373	6,197
Ginnie Mae I Pool 4.5% 4/20/2053	8,026,765	7,606,897
Ginnie Mae I Pool 4.5% 5/15/2039	11,762	11,494
Ginnie Mae I Pool 4.5% 5/15/2040	68,279	66,644
Ginnie Mae I Pool 4.5% 5/15/2040	8,642	8,417
Ginnie Mae I Pool 4.5% 5/20/2056	44,904,783	42,089,294
Ginnie Mae I Pool 4.5% 6/15/2039	41,575	40,664
Ginnie Mae I Pool 4.5% 6/15/2039	37,818	36,937
Ginnie Mae I Pool 4.5% 6/15/2039	7,610	7,436
Ginnie Mae I Pool 4.5% 6/15/2039	6,056	5,917
Ginnie Mae I Pool 4.5% 6/15/2039	5,288	5,169
Ginnie Mae I Pool 4.5% 6/15/2040	311,913	303,601
Ginnie Mae I Pool 4.5% 6/15/2040	175,706	171,518
Ginnie Mae I Pool 4.5% 6/15/2040	81,587	79,590
Ginnie Mae I Pool 4.5% 6/15/2040	45,775	44,669
Ginnie Mae I Pool 4.5% 6/15/2040	44,267	43,207
Ginnie Mae I Pool 4.5% 6/15/2040	39,317	38,372
Ginnie Mae I Pool 4.5% 6/15/2040	35,676	34,807
Ginnie Mae I Pool 4.5% 6/15/2040	5,440	5,309
Ginnie Mae I Pool 4.5% 6/15/2040	3,828	3,732
Ginnie Mae I Pool 4.5% 7/15/2039	31,159	30,451
Ginnie Mae I Pool 4.5% 7/15/2039	2,049	1,999
Ginnie Mae I Pool 4.5% 7/15/2040	128,898	125,798
Ginnie Mae I Pool 4.5% 7/15/2040	119,615	116,765
Ginnie Mae I Pool 4.5% 7/15/2040	88,090	86,020
Ginnie Mae I Pool 4.5% 7/15/2040	71,104	69,402
Ginnie Mae I Pool 4.5% 7/15/2040	65,907	64,329
Ginnie Mae I Pool 4.5% 7/15/2040	57,924	56,500
Ginnie Mae I Pool 4.5% 7/15/2040	10,317	10,064
Ginnie Mae I Pool 4.5% 7/15/2040	6,018	5,869
Ginnie Mae I Pool 4.5% 7/15/2040	2,359	2,302
Ginnie Mae I Pool 4.5% 8/15/2039	344,140	336,203
Ginnie Mae I Pool 4.5% 8/15/2039	217,236	212,226
Ginnie Mae I Pool 4.5% 8/15/2039	176,165	172,162
Ginnie Mae I Pool 4.5% 8/15/2039	69,114	67,489
Ginnie Mae I Pool 4.5% 8/15/2039	33,948	33,189
Ginnie Mae I Pool 4.5% 8/15/2039	6,010	5,870
Ginnie Mae I Pool 4.5% 8/15/2040	20,145	19,659
Ginnie Mae I Pool 4.5% 8/15/2040	17,648	17,146
Ginnie Mae I Pool 4.5% 8/15/2040	6,950	6,778
Ginnie Mae I Pool 4.5% 8/15/2040	4,077	3,972
Ginnie Mae I Pool 4.5% 8/15/2040	3,018	2,947
Ginnie Mae I Pool 4.5% 8/15/2040	1,818	1,774
Ginnie Mae I Pool 4.5% 8/15/2041	7,922	7,734
Ginnie Mae I Pool 4.5% 9/15/2039	63,072	61,603
Ginnie Mae I Pool 4.5% 9/15/2039	30,388	29,687
Ginnie Mae I Pool 4.5% 9/15/2039	13,127	12,821
Ginnie Mae I Pool 4.5% 9/15/2039	11,057	10,806
Ginnie Mae I Pool 4.5% 9/15/2040	11,157	10,903
Ginnie Mae I Pool 4.5% 9/15/2040	5,017	4,893
Ginnie Mae I Pool 5% 1/15/2034	2,454	2,454
Ginnie Mae I Pool 5% 1/15/2039	27,046	27,038
Ginnie Mae I Pool 5% 1/15/2040	954	954
Ginnie Mae I Pool 5% 10/15/2033	1,322	1,322
Ginnie Mae I Pool 5% 10/15/2034	2,973	2,974
Ginnie Mae I Pool 5% 10/15/2034	1,844	1,844
Ginnie Mae I Pool 5% 10/15/2039	24,042	24,001
Ginnie Mae I Pool 5% 10/15/2039	19,180	19,141
Ginnie Mae I Pool 5% 10/15/2039	15,214	15,188
Ginnie Mae I Pool 5% 10/15/2039	8,198	8,184
Ginnie Mae I Pool 5% 10/15/2039	4,983	4,975
Ginnie Mae I Pool 5% 11/15/2033	5,939	5,939
Ginnie Mae I Pool 5% 11/15/2033	4,569	4,571
Ginnie Mae I Pool 5% 11/15/2033	2,913	2,913
Ginnie Mae I Pool 5% 11/15/2033	1,766	1,767
Ginnie Mae I Pool 5% 11/15/2033	873	873
Ginnie Mae I Pool 5% 11/15/2035	5,839	5,839
Ginnie Mae I Pool 5% 11/15/2039	24,190	24,138
Ginnie Mae I Pool 5% 11/15/2039	16,304	16,280
Ginnie Mae I Pool 5% 11/15/2039	10,109	10,087
Ginnie Mae I Pool 5% 11/15/2039	9,955	9,935
Ginnie Mae I Pool 5% 11/15/2039	1,982	1,979
Ginnie Mae I Pool 5% 11/15/2039	1,870	1,866
Ginnie Mae I Pool 5% 11/15/2040	10,082	10,059
Ginnie Mae I Pool 5% 11/15/2040	2,787	2,775
Ginnie Mae I Pool 5% 12/15/2032	292	293
Ginnie Mae I Pool 5% 12/15/2033	1,811	1,811
Ginnie Mae I Pool 5% 12/15/2037	7,580	7,570
Ginnie Mae I Pool 5% 12/15/2039	25,072	25,018
Ginnie Mae I Pool 5% 12/15/2039	12,733	12,709
Ginnie Mae I Pool 5% 12/15/2039	10,082	10,059
Ginnie Mae I Pool 5% 2/15/2034	4,547	4,547
Ginnie Mae I Pool 5% 2/15/2039	48,844	48,762
Ginnie Mae I Pool 5% 2/15/2040	3,161	3,154
Ginnie Mae I Pool 5% 3/15/2035	9,477	9,474
Ginnie Mae I Pool 5% 3/15/2036	18,456	18,450
Ginnie Mae I Pool 5% 3/15/2036	11,610	11,614
Ginnie Mae I Pool 5% 3/15/2036	3,963	3,960
Ginnie Mae I Pool 5% 3/15/2040	6,279	6,266
Ginnie Mae I Pool 5% 3/15/2041	21,497	21,413
Ginnie Mae I Pool 5% 3/15/2041	7,849	7,832
Ginnie Mae I Pool 5% 3/15/2041	2,119	2,110
Ginnie Mae I Pool 5% 4/15/2033	2,326	2,327
Ginnie Mae I Pool 5% 4/15/2033	2,020	2,020
Ginnie Mae I Pool 5% 4/15/2033	1,475	1,476
Ginnie Mae I Pool 5% 4/15/2035	11,643	11,642
Ginnie Mae I Pool 5% 4/15/2039	3,917	3,912
Ginnie Mae I Pool 5% 4/15/2040	173,351	172,993
Ginnie Mae I Pool 5% 4/15/2040	167,296	166,961
Ginnie Mae I Pool 5% 4/15/2040	10,792	10,767
Ginnie Mae I Pool 5% 4/15/2040	3,824	3,816
Ginnie Mae I Pool 5% 4/15/2040	2,040	2,035
Ginnie Mae I Pool 5% 4/15/2041	31,957	31,874
Ginnie Mae I Pool 5% 4/15/2041	7,695	7,666
Ginnie Mae I Pool 5% 4/15/2041	3,460	3,447
Ginnie Mae I Pool 5% 4/15/2041	1,641	1,635
Ginnie Mae I Pool 5% 4/20/2048	3,347,190	3,324,807
Ginnie Mae I Pool 5% 5/15/2033	17,453	17,458
Ginnie Mae I Pool 5% 5/15/2033	9,852	9,854
Ginnie Mae I Pool 5% 5/15/2033	2,541	2,541
Ginnie Mae I Pool 5% 5/15/2034	87,736	87,743
Ginnie Mae I Pool 5% 5/15/2036	474	475
Ginnie Mae I Pool 5% 5/15/2039	39,243	39,180
Ginnie Mae I Pool 5% 5/15/2039	23,770	23,725
Ginnie Mae I Pool 5% 5/15/2040	10,660	10,636
Ginnie Mae I Pool 5% 5/15/2040	6,485	6,475
Ginnie Mae I Pool 5% 5/15/2040	2,333	2,327
Ginnie Mae I Pool 5% 5/20/2056	34,380,977	33,333,303
Ginnie Mae I Pool 5% 6/15/2033	1,336	1,336
Ginnie Mae I Pool 5% 6/15/2033	1,236	1,237
Ginnie Mae I Pool 5% 6/15/2033	498	498
Ginnie Mae I Pool 5% 6/15/2033	318	318
Ginnie Mae I Pool 5% 6/15/2034	1,564	1,564
Ginnie Mae I Pool 5% 6/15/2036	8,168	8,164
Ginnie Mae I Pool 5% 6/15/2039	3,721	3,715
Ginnie Mae I Pool 5% 6/15/2039	1,177	1,175
Ginnie Mae I Pool 5% 6/15/2040	513,858	512,781
Ginnie Mae I Pool 5% 6/15/2040	19,118	19,063
Ginnie Mae I Pool 5% 6/15/2040	13,514	13,485
Ginnie Mae I Pool 5% 6/15/2040	9,630	9,606
Ginnie Mae I Pool 5% 6/15/2040	2,051	2,046
Ginnie Mae I Pool 5% 6/15/2041	20,592	20,543
Ginnie Mae I Pool 5% 6/15/2041	3,644	3,630
Ginnie Mae I Pool 5% 6/15/2041	3,386	3,381
Ginnie Mae I Pool 5% 6/20/2056	97,936,660	94,952,285
Ginnie Mae I Pool 5% 7/15/2034	2,737	2,738
Ginnie Mae I Pool 5% 7/15/2035	33,749	33,739
Ginnie Mae I Pool 5% 7/15/2039	43,600	43,533
Ginnie Mae I Pool 5% 7/15/2039	23,291	23,247
Ginnie Mae I Pool 5% 7/15/2039	1,589	1,586
Ginnie Mae I Pool 5% 7/15/2040	27,242	27,184
Ginnie Mae I Pool 5% 7/15/2040	22,360	22,312
Ginnie Mae I Pool 5% 7/15/2040	15,558	15,527
Ginnie Mae I Pool 5% 7/15/2040	13,727	13,696
Ginnie Mae I Pool 5% 7/15/2040	11,208	11,182
Ginnie Mae I Pool 5% 7/15/2040	5,617	5,602
Ginnie Mae I Pool 5% 7/15/2040	2,960	2,953
Ginnie Mae I Pool 5% 7/15/2040	1,857	1,852
Ginnie Mae I Pool 5% 7/20/2056	14,245,919	13,810,698
Ginnie Mae I Pool 5% 8/15/2033	22,729	22,735
Ginnie Mae I Pool 5% 8/15/2033	14,042	14,044
Ginnie Mae I Pool 5% 8/15/2033	6,016	6,017
Ginnie Mae I Pool 5% 8/15/2033	5,262	5,261
Ginnie Mae I Pool 5% 8/15/2033	2,618	2,618
Ginnie Mae I Pool 5% 8/15/2033	2,274	2,274
Ginnie Mae I Pool 5% 8/15/2035	819	819
Ginnie Mae I Pool 5% 8/15/2039	21,150	21,110
Ginnie Mae I Pool 5% 8/15/2039	18,371	18,335
Ginnie Mae I Pool 5% 8/15/2039	8,183	8,170
Ginnie Mae I Pool 5% 8/15/2039	6,070	6,058
Ginnie Mae I Pool 5% 8/15/2039	3,424	3,417
Ginnie Mae I Pool 5% 8/15/2039	1,852	1,850
Ginnie Mae I Pool 5% 8/15/2039	1,257	1,254
Ginnie Mae I Pool 5% 8/15/2039	845	844
Ginnie Mae I Pool 5% 8/15/2040	43,303	43,206
Ginnie Mae I Pool 5% 8/15/2040	35,401	35,325
Ginnie Mae I Pool 5% 8/15/2040	34,032	33,952
Ginnie Mae I Pool 5% 8/15/2040	10,373	10,348
Ginnie Mae I Pool 5% 8/15/2041	1,407	1,404
Ginnie Mae I Pool 5% 9/15/2033	14,939	14,939
Ginnie Mae I Pool 5% 9/15/2035	2,050	2,049
Ginnie Mae I Pool 5% 9/15/2036	35,986	35,968
Ginnie Mae I Pool 5% 9/15/2036	7,223	7,223
Ginnie Mae I Pool 5% 9/15/2037	2,454	2,450
Ginnie Mae I Pool 5% 9/15/2039	134,325	134,094
Ginnie Mae I Pool 5% 9/15/2039	29,294	29,238
Ginnie Mae I Pool 5% 9/15/2039	19,791	19,752
Ginnie Mae I Pool 5% 9/15/2039	9,677	9,658
Ginnie Mae I Pool 5% 9/15/2039	8,970	8,949
Ginnie Mae I Pool 5% 9/15/2039	7,722	7,708
Ginnie Mae I Pool 5% 9/15/2039	7,620	7,606
Ginnie Mae I Pool 5% 9/15/2039	6,127	6,115
Ginnie Mae I Pool 5% 9/15/2039	5,169	5,160
Ginnie Mae I Pool 5% 9/15/2039	2,593	2,587
Ginnie Mae I Pool 5% 9/15/2039	2,145	2,141
Ginnie Mae I Pool 5% 9/15/2039	2,038	2,034
Ginnie Mae I Pool 5% 9/15/2039	1,697	1,694
Ginnie Mae I Pool 5% 9/15/2040	21,705	21,659
Ginnie Mae I Pool 5% 9/15/2040	14,170	14,135
Ginnie Mae I Pool 5% 9/15/2040	7,386	7,365
Ginnie Mae I Pool 5% 9/15/2040	4,909	4,898
Ginnie Mae I Pool 5% 9/15/2041	381,788	381,049
Ginnie Mae I Pool 5.5% 1/15/2034	310	315
Ginnie Mae I Pool 5.5% 10/15/2035	18,790	19,087
Ginnie Mae I Pool 5.5% 12/15/2038	681	690
Ginnie Mae I Pool 5.5% 3/15/2034	1,105	1,122
Ginnie Mae I Pool 5.5% 3/15/2034	346	351
Ginnie Mae I Pool 5.5% 3/15/2039	1,272	1,290
Ginnie Mae I Pool 5.5% 3/20/2054	11,497,502	11,497,600
Ginnie Mae I Pool 5.5% 4/15/2034	1,194	1,212
Ginnie Mae I Pool 5.5% 4/15/2034	387	393
Ginnie Mae I Pool 5.5% 5/15/2034	4,954	5,031
Ginnie Mae I Pool 5.5% 5/15/2034	1,389	1,410
Ginnie Mae I Pool 5.5% 5/15/2034	732	743
Ginnie Mae I Pool 5.5% 5/15/2034	642	652
Ginnie Mae I Pool 5.5% 5/15/2034	383	388
Ginnie Mae I Pool 5.5% 5/15/2034	268	272
Ginnie Mae I Pool 5.5% 5/15/2039	14,356	14,553
Ginnie Mae I Pool 5.5% 6/15/2039	1,946	1,971
Ginnie Mae I Pool 5.5% 7/15/2033	1,065	1,081
Ginnie Mae I Pool 5.5% 7/15/2038	462	468
Ginnie Mae I Pool 5.5% 7/15/2039	4,896	4,966
Ginnie Mae I Pool 5.5% 8/15/2033	3,741	3,797
Ginnie Mae I Pool 5.5% 9/15/2039	84,384	85,566
Ginnie Mae I Pool 5.5% 9/15/2039	75,958	77,022
Ginnie Mae I Pool 6% 10/15/2030	5,215	5,302
Ginnie Mae I Pool 6% 10/15/2039	3,593	3,673
Ginnie Mae I Pool 6% 11/15/2037	570	584
Ginnie Mae I Pool 6% 11/15/2039	10,303	10,535
Ginnie Mae I Pool 6% 11/15/2039	3,892	3,977
Ginnie Mae I Pool 6% 11/15/2039	3,635	3,717
Ginnie Mae I Pool 6% 11/15/2039	2,210	2,259
Ginnie Mae I Pool 6% 11/15/2039	1,872	1,918
Ginnie Mae I Pool 6% 11/15/2039	1,328	1,356
Ginnie Mae I Pool 6% 11/15/2039	837	856
Ginnie Mae I Pool 6% 12/15/2034	918	942
Ginnie Mae I Pool 6.5% 10/15/2034	11,679	12,132
Ginnie Mae I Pool 6.5% 10/15/2034	1,609	1,666
Ginnie Mae I Pool 6.5% 10/15/2034	1,381	1,436
Ginnie Mae I Pool 6.5% 10/15/2035	8,138	8,490
Ginnie Mae I Pool 6.5% 10/15/2036	2,637	2,735
Ginnie Mae I Pool 6.5% 11/15/2034	2,831	2,919
Ginnie Mae I Pool 6.5% 3/15/2035	482	497
Ginnie Mae I Pool 6.5% 6/15/2037	3,153	3,297
Ginnie Mae I Pool 6.5% 7/15/2035	948	986
Ginnie Mae I Pool 6.5% 8/15/2034	12,912	13,398
Ginnie Mae I Pool 6.5% 8/15/2034	286	294
Ginnie Mae I Pool 6.5% 8/15/2036	2,351	2,459
Ginnie Mae I Pool 6.5% 9/15/2034	5,199	5,391
Ginnie Mae I Pool 6.5% 9/15/2035	300	310
Ginnie Mae I Pool 7% 1/15/2028	103	104
Ginnie Mae I Pool 7% 1/15/2028	93	94
Ginnie Mae I Pool 7% 1/15/2028	74	74
Ginnie Mae I Pool 7% 1/15/2028	57	57
Ginnie Mae I Pool 7% 1/15/2028	55	55
Ginnie Mae I Pool 7% 1/15/2028	32	32
Ginnie Mae I Pool 7% 1/15/2028	9	9
Ginnie Mae I Pool 7% 1/15/2029	317	320
Ginnie Mae I Pool 7% 1/15/2029	216	218
Ginnie Mae I Pool 7% 1/15/2029	143	144
Ginnie Mae I Pool 7% 1/15/2029	121	122
Ginnie Mae I Pool 7% 1/15/2029	78	79
Ginnie Mae I Pool 7% 1/15/2030	1,001	1,012
Ginnie Mae I Pool 7% 1/15/2030	81	82
Ginnie Mae I Pool 7% 1/15/2031	1,150	1,170
Ginnie Mae I Pool 7% 1/15/2031	344	349
Ginnie Mae I Pool 7% 1/15/2032	2,327	2,369
Ginnie Mae I Pool 7% 10/15/2028	817	824
Ginnie Mae I Pool 7% 10/15/2029	386	392
Ginnie Mae I Pool 7% 10/15/2030	284	288
Ginnie Mae I Pool 7% 10/15/2031	2,022	2,060
Ginnie Mae I Pool 7% 10/15/2031	473	480
Ginnie Mae I Pool 7% 10/15/2031	398	406
Ginnie Mae I Pool 7% 10/15/2031	242	244
Ginnie Mae I Pool 7% 10/15/2031	18	19
Ginnie Mae I Pool 7% 11/15/2027	15	15
Ginnie Mae I Pool 7% 11/15/2028	134	136
Ginnie Mae I Pool 7% 11/15/2028	38	38
Ginnie Mae I Pool 7% 11/15/2029	919	932
Ginnie Mae I Pool 7% 11/15/2031	1,019	1,032
Ginnie Mae I Pool 7% 11/15/2031	466	474
Ginnie Mae I Pool 7% 11/15/2031	300	305
Ginnie Mae I Pool 7% 11/15/2032	235	239
Ginnie Mae I Pool 7% 12/15/2027	335	337
Ginnie Mae I Pool 7% 12/15/2027	152	153
Ginnie Mae I Pool 7% 12/15/2027	55	55
Ginnie Mae I Pool 7% 12/15/2027	51	51
Ginnie Mae I Pool 7% 12/15/2027	23	23
Ginnie Mae I Pool 7% 12/15/2028	325	328
Ginnie Mae I Pool 7% 12/15/2028	147	149
Ginnie Mae I Pool 7% 12/15/2028	85	86
Ginnie Mae I Pool 7% 12/15/2028	41	41
Ginnie Mae I Pool 7% 12/15/2028	29	30
Ginnie Mae I Pool 7% 12/15/2030	516	525
Ginnie Mae I Pool 7% 12/15/2031	1,908	1,942
Ginnie Mae I Pool 7% 12/15/2031	669	682
Ginnie Mae I Pool 7% 12/15/2031	88	89
Ginnie Mae I Pool 7% 2/15/2028	112	113
Ginnie Mae I Pool 7% 2/15/2028	77	78
Ginnie Mae I Pool 7% 2/15/2028	69	69
Ginnie Mae I Pool 7% 2/15/2028	51	51
Ginnie Mae I Pool 7% 2/15/2028	42	42
Ginnie Mae I Pool 7% 2/15/2028	17	17
Ginnie Mae I Pool 7% 2/15/2028	12	12
Ginnie Mae I Pool 7% 2/15/2028	8	7
Ginnie Mae I Pool 7% 2/15/2029	68	69
Ginnie Mae I Pool 7% 2/15/2029	55	55
Ginnie Mae I Pool 7% 2/15/2032	3,018	3,076
Ginnie Mae I Pool 7% 2/15/2032	1,473	1,492
Ginnie Mae I Pool 7% 2/15/2032	826	841
Ginnie Mae I Pool 7% 2/15/2032	298	303
Ginnie Mae I Pool 7% 2/15/2032	196	199
Ginnie Mae I Pool 7% 2/15/2032	183	185
Ginnie Mae I Pool 7% 3/15/2028	265	267
Ginnie Mae I Pool 7% 3/15/2028	155	156
Ginnie Mae I Pool 7% 3/15/2028	110	111
Ginnie Mae I Pool 7% 3/15/2028	52	52
Ginnie Mae I Pool 7% 3/15/2028	50	50
Ginnie Mae I Pool 7% 3/15/2028	49	49
Ginnie Mae I Pool 7% 3/15/2028	41	41
Ginnie Mae I Pool 7% 3/15/2028	29	29
Ginnie Mae I Pool 7% 3/15/2029	196	198
Ginnie Mae I Pool 7% 3/15/2029	100	101
Ginnie Mae I Pool 7% 3/15/2029	39	39
Ginnie Mae I Pool 7% 3/15/2029	21	22
Ginnie Mae I Pool 7% 3/15/2029	20	20
Ginnie Mae I Pool 7% 3/15/2031	186	189
Ginnie Mae I Pool 7% 3/15/2031	173	176
Ginnie Mae I Pool 7% 3/15/2031	131	133
Ginnie Mae I Pool 7% 3/15/2031	46	46
Ginnie Mae I Pool 7% 3/15/2032	1,194	1,217
Ginnie Mae I Pool 7% 3/15/2032	516	526
Ginnie Mae I Pool 7% 3/15/2032	416	424
Ginnie Mae I Pool 7% 3/15/2032	111	113
Ginnie Mae I Pool 7% 3/15/2032	108	110
Ginnie Mae I Pool 7% 3/15/2032	96	97
Ginnie Mae I Pool 7% 3/15/2032	61	61
Ginnie Mae I Pool 7% 3/15/2032	27	28
Ginnie Mae I Pool 7% 4/15/2028	259	261
Ginnie Mae I Pool 7% 4/15/2028	160	161
Ginnie Mae I Pool 7% 4/15/2028	124	125
Ginnie Mae I Pool 7% 4/15/2028	100	100
Ginnie Mae I Pool 7% 4/15/2028	45	45
Ginnie Mae I Pool 7% 4/15/2028	44	44
Ginnie Mae I Pool 7% 4/15/2028	37	37
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2028	14	14
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2028	5	4
Ginnie Mae I Pool 7% 4/15/2029	268	271
Ginnie Mae I Pool 7% 4/15/2029	49	49
Ginnie Mae I Pool 7% 4/15/2029	21	21
Ginnie Mae I Pool 7% 4/15/2030	247	251
Ginnie Mae I Pool 7% 4/15/2031	1,392	1,416
Ginnie Mae I Pool 7% 4/15/2031	559	569
Ginnie Mae I Pool 7% 4/15/2031	323	329
Ginnie Mae I Pool 7% 4/15/2031	134	136
Ginnie Mae I Pool 7% 4/15/2031	123	125
Ginnie Mae I Pool 7% 4/15/2032	1,849	1,885
Ginnie Mae I Pool 7% 4/15/2032	949	966
Ginnie Mae I Pool 7% 4/15/2032	664	677
Ginnie Mae I Pool 7% 4/15/2032	507	517
Ginnie Mae I Pool 7% 4/15/2032	280	285
Ginnie Mae I Pool 7% 4/15/2032	260	265
Ginnie Mae I Pool 7% 4/15/2032	249	254
Ginnie Mae I Pool 7% 4/15/2032	230	234
Ginnie Mae I Pool 7% 4/15/2032	153	156
Ginnie Mae I Pool 7% 4/15/2032	139	141
Ginnie Mae I Pool 7% 4/20/2032	21,770	22,438
Ginnie Mae I Pool 7% 5/15/2027	2	1
Ginnie Mae I Pool 7% 5/15/2028	135	135
Ginnie Mae I Pool 7% 5/15/2028	31	32
Ginnie Mae I Pool 7% 5/15/2028	30	30
Ginnie Mae I Pool 7% 5/15/2028	30	30
Ginnie Mae I Pool 7% 5/15/2028	11	11
Ginnie Mae I Pool 7% 5/15/2028	10	10
Ginnie Mae I Pool 7% 5/15/2029	202	205
Ginnie Mae I Pool 7% 5/15/2030	266	269
Ginnie Mae I Pool 7% 5/15/2031	289	294
Ginnie Mae I Pool 7% 5/15/2031	82	82
Ginnie Mae I Pool 7% 5/15/2032	985	1,005
Ginnie Mae I Pool 7% 5/15/2032	646	655
Ginnie Mae I Pool 7% 5/15/2032	397	403
Ginnie Mae I Pool 7% 5/15/2032	362	369
Ginnie Mae I Pool 7% 5/15/2032	297	302
Ginnie Mae I Pool 7% 5/15/2032	280	283
Ginnie Mae I Pool 7% 5/15/2032	259	264
Ginnie Mae I Pool 7% 5/15/2032	258	262
Ginnie Mae I Pool 7% 5/15/2032	228	233
Ginnie Mae I Pool 7% 5/15/2032	202	206
Ginnie Mae I Pool 7% 5/15/2032	162	165
Ginnie Mae I Pool 7% 5/15/2032	110	112
Ginnie Mae I Pool 7% 5/15/2032	106	108
Ginnie Mae I Pool 7% 6/15/2028	287	289
Ginnie Mae I Pool 7% 6/15/2028	276	278
Ginnie Mae I Pool 7% 6/15/2028	188	190
Ginnie Mae I Pool 7% 6/15/2028	113	114
Ginnie Mae I Pool 7% 6/15/2028	102	103
Ginnie Mae I Pool 7% 6/15/2028	82	83
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	55	56
Ginnie Mae I Pool 7% 6/15/2028	47	47
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	32	32
Ginnie Mae I Pool 7% 6/15/2028	30	31
Ginnie Mae I Pool 7% 6/15/2029	389	393
Ginnie Mae I Pool 7% 6/15/2029	176	178
Ginnie Mae I Pool 7% 6/15/2029	116	117
Ginnie Mae I Pool 7% 6/15/2029	69	70
Ginnie Mae I Pool 7% 6/15/2031	1,704	1,734
Ginnie Mae I Pool 7% 6/15/2031	763	776
Ginnie Mae I Pool 7% 6/15/2031	490	498
Ginnie Mae I Pool 7% 6/15/2031	27	27
Ginnie Mae I Pool 7% 6/15/2032	1,176	1,196
Ginnie Mae I Pool 7% 6/15/2032	604	613
Ginnie Mae I Pool 7% 6/15/2032	288	294
Ginnie Mae I Pool 7% 6/15/2032	277	281
Ginnie Mae I Pool 7% 6/15/2032	211	214
Ginnie Mae I Pool 7% 6/15/2032	187	190
Ginnie Mae I Pool 7% 6/15/2032	184	187
Ginnie Mae I Pool 7% 7/15/2028	307	310
Ginnie Mae I Pool 7% 7/15/2028	293	295
Ginnie Mae I Pool 7% 7/15/2028	168	170
Ginnie Mae I Pool 7% 7/15/2028	162	164
Ginnie Mae I Pool 7% 7/15/2028	64	65
Ginnie Mae I Pool 7% 7/15/2028	50	51
Ginnie Mae I Pool 7% 7/15/2028	44	44
Ginnie Mae I Pool 7% 7/15/2028	38	38
Ginnie Mae I Pool 7% 7/15/2028	17	17
Ginnie Mae I Pool 7% 7/15/2029	298	301
Ginnie Mae I Pool 7% 7/15/2029	202	204
Ginnie Mae I Pool 7% 7/15/2029	146	148
Ginnie Mae I Pool 7% 7/15/2029	18	18
Ginnie Mae I Pool 7% 7/15/2031	1,268	1,291
Ginnie Mae I Pool 7% 7/15/2031	776	789
Ginnie Mae I Pool 7% 7/15/2031	676	688
Ginnie Mae I Pool 7% 7/15/2031	305	310
Ginnie Mae I Pool 7% 7/15/2031	14	14
Ginnie Mae I Pool 7% 7/15/2031	4	3
Ginnie Mae I Pool 7% 7/15/2032	394	400
Ginnie Mae I Pool 7% 7/15/2032	342	348
Ginnie Mae I Pool 7% 7/15/2032	331	337
Ginnie Mae I Pool 7% 7/15/2032	312	318
Ginnie Mae I Pool 7% 7/15/2032	73	75
Ginnie Mae I Pool 7% 7/15/2032	51	52
Ginnie Mae I Pool 7% 8/15/2028	29	29
Ginnie Mae I Pool 7% 8/15/2029	47	47
Ginnie Mae I Pool 7% 8/15/2031	1,621	1,650
Ginnie Mae I Pool 7% 8/15/2031	1,045	1,064
Ginnie Mae I Pool 7% 8/15/2031	306	312
Ginnie Mae I Pool 7% 8/15/2031	179	182
Ginnie Mae I Pool 7% 8/15/2031	152	154
Ginnie Mae I Pool 7% 8/15/2032	538	549
Ginnie Mae I Pool 7% 8/15/2032	475	482
Ginnie Mae I Pool 7% 8/15/2032	295	300
Ginnie Mae I Pool 7% 8/15/2032	218	222
Ginnie Mae I Pool 7% 8/15/2032	182	185
Ginnie Mae I Pool 7% 8/15/2032	146	148
Ginnie Mae I Pool 7% 8/15/2032	49	49
Ginnie Mae I Pool 7% 9/15/2027	13	13
Ginnie Mae I Pool 7% 9/15/2028	282	285
Ginnie Mae I Pool 7% 9/15/2028	110	111
Ginnie Mae I Pool 7% 9/15/2028	43	43
Ginnie Mae I Pool 7% 9/15/2028	23	24
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2028	23	23
Ginnie Mae I Pool 7% 9/15/2029	19	19
Ginnie Mae I Pool 7% 9/15/2031	1,240	1,263
Ginnie Mae I Pool 7% 9/15/2031	1,023	1,042
Ginnie Mae I Pool 7% 9/15/2031	759	772
Ginnie Mae I Pool 7% 9/15/2031	402	409
Ginnie Mae I Pool 7% 9/15/2031	300	305
Ginnie Mae I Pool 7% 9/15/2031	173	175
Ginnie Mae I Pool 7% 9/15/2031	83	85
Ginnie Mae I Pool 7.5% 1/15/2031	157	161
Ginnie Mae I Pool 7.5% 1/15/2031	50	51
Ginnie Mae I Pool 7.5% 10/15/2027	388	392
Ginnie Mae I Pool 7.5% 10/15/2027	362	365
Ginnie Mae I Pool 7.5% 10/15/2027	306	309
Ginnie Mae I Pool 7.5% 10/15/2027	168	169
Ginnie Mae I Pool 7.5% 10/15/2027	108	109
Ginnie Mae I Pool 7.5% 10/15/2027	73	74
Ginnie Mae I Pool 7.5% 10/15/2027	31	31
Ginnie Mae I Pool 7.5% 10/15/2027	25	25
Ginnie Mae I Pool 7.5% 10/15/2027	24	24
Ginnie Mae I Pool 7.5% 10/15/2027	13	13
Ginnie Mae I Pool 7.5% 11/15/2027	26	26
Ginnie Mae I Pool 7.5% 11/15/2027	24	25
Ginnie Mae I Pool 7.5% 12/15/2027	161	163
Ginnie Mae I Pool 7.5% 12/15/2027	109	110
Ginnie Mae I Pool 7.5% 12/15/2027	99	99
Ginnie Mae I Pool 7.5% 12/15/2027	40	41
Ginnie Mae I Pool 7.5% 12/15/2027	10	10
Ginnie Mae I Pool 7.5% 2/15/2027	19	19
Ginnie Mae I Pool 7.5% 3/15/2028	127	128
Ginnie Mae I Pool 7.5% 3/15/2031	622	640
Ginnie Mae I Pool 7.5% 4/15/2027	41	41
Ginnie Mae I Pool 7.5% 4/15/2027	23	24
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	19	19
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	5	4
Ginnie Mae I Pool 7.5% 5/15/2027	2	1
Ginnie Mae I Pool 7.5% 6/15/2027	139	139
Ginnie Mae I Pool 7.5% 6/15/2027	9	9
Ginnie Mae I Pool 7.5% 7/15/2027	279	281
Ginnie Mae I Pool 7.5% 7/15/2027	106	107
Ginnie Mae I Pool 7.5% 7/15/2027	107	107
Ginnie Mae I Pool 7.5% 7/15/2027	58	58
Ginnie Mae I Pool 7.5% 7/15/2027	38	38
Ginnie Mae I Pool 7.5% 7/15/2027	29	30
Ginnie Mae I Pool 7.5% 7/15/2027	15	15
Ginnie Mae I Pool 7.5% 7/15/2027	9	9
Ginnie Mae I Pool 7.5% 7/15/2027	6	5
Ginnie Mae I Pool 7.5% 7/15/2028	732	742
Ginnie Mae I Pool 7.5% 7/15/2029	127	129
Ginnie Mae I Pool 7.5% 8/15/2027	163	164
Ginnie Mae I Pool 7.5% 8/15/2027	54	55
Ginnie Mae I Pool 7.5% 8/15/2027	32	32
Ginnie Mae I Pool 7.5% 8/15/2027	14	14
Ginnie Mae I Pool 7.5% 8/15/2027	8	7
Ginnie Mae I Pool 7.5% 8/15/2027	5	4
Ginnie Mae I Pool 7.5% 8/15/2027	2	1
Ginnie Mae I Pool 7.5% 8/15/2028	389	395
Ginnie Mae I Pool 7.5% 8/15/2028	180	183
Ginnie Mae I Pool 7.5% 8/15/2028	61	62
Ginnie Mae I Pool 7.5% 8/15/2029	60	61
Ginnie Mae I Pool 7.5% 9/15/2027	366	369
Ginnie Mae I Pool 7.5% 9/15/2027	26	26
Ginnie Mae I Pool 7.5% 9/15/2027	19	20
Ginnie Mae I Pool 7.5% 9/15/2028	454	461
Ginnie Mae I Pool 7.5% 9/15/2031	1,332	1,365
Ginnie Mae I Pool 8% 1/15/2028	237	239
Ginnie Mae I Pool 8% 10/15/2029	149	152
Ginnie Mae I Pool 8% 11/15/2027	41	41
Ginnie Mae I Pool 8% 12/15/2027	225	227
Ginnie Mae I Pool 8% 12/15/2027	70	70
Ginnie Mae I Pool 8% 12/15/2027	40	40
Ginnie Mae I Pool 8% 12/15/2027	20	20
Ginnie Mae I Pool 8% 7/15/2027	59	59
Ginnie Mae I Pool 8% 8/15/2027	14	14
Ginnie Mae I Pool 8% 8/15/2027	12	12
Ginnie Mae I Pool 8% 9/15/2029	28	28
Ginnie Mae I Pool 8.5% 1/15/2031	1,537	1,579
Ginnie Mae I Pool 8.5% 11/15/2027	19	20
Ginnie Mae I Pool 8.5% 12/15/2029	78	79
Ginnie Mae I Pool 8.5% 7/15/2030	105	107
Ginnie Mae I Pool 8.5% 8/15/2029	71	72
Ginnie Mae II Pool 2% 1/20/2052	154,672,616	124,213,958
Ginnie Mae II Pool 2% 10/20/2051	72,831	58,489
Ginnie Mae II Pool 2% 11/20/2050	21,877,161	17,582,709
Ginnie Mae II Pool 2% 12/20/2050	34,486,088	27,716,524
Ginnie Mae II Pool 2% 12/20/2051	14,753,792	11,848,425
Ginnie Mae II Pool 2% 2/20/2051	41,484,964	33,341,532
Ginnie Mae II Pool 2% 2/20/2052	27,493,379	22,079,290
Ginnie Mae II Pool 2% 3/20/2051	297,186	238,849
Ginnie Mae II Pool 2% 3/20/2052	7,070,387	5,678,062
Ginnie Mae II Pool 2% 4/20/2051	2,614,329	2,100,324
Ginnie Mae II Pool 2% 5/20/2051	829,417	666,345
Ginnie Mae II Pool 2% 6/20/2051	40,425,703	32,477,569
Ginnie Mae II Pool 2% 8/20/2051	3,098,241	2,488,125
Ginnie Mae II Pool 2% 9/20/2050	10,381,648	8,353,480
Ginnie Mae II Pool 2.5% 12/20/2051	78,266,264	65,537,313
Ginnie Mae II Pool 2.5% 2/20/2052	29,711,837	24,879,607
Ginnie Mae II Pool 2.5% 4/20/2052	29,703,370	24,872,518
Ginnie Mae II Pool 2.5% 6/20/2051	8,548,978	7,159,938
Ginnie Mae II Pool 2.5% 6/20/2052	2,788,777	2,335,220
Ginnie Mae II Pool 2.5% 7/20/2051	80,385,579	67,311,950
Ginnie Mae II Pool 2.5% 7/20/2054	314,359	263,454
Ginnie Mae II Pool 2.5% 8/20/2050	1,364,034	1,142,912
Ginnie Mae II Pool 3% 1/20/2032	1,985,736	1,920,794
Ginnie Mae II Pool 3% 10/20/2031	649,356	628,701
Ginnie Mae II Pool 3% 10/20/2042	2,662	2,409
Ginnie Mae II Pool 3% 10/20/2043	560,969	505,712
Ginnie Mae II Pool 3% 11/20/2031	711,046	688,107
Ginnie Mae II Pool 3% 12/20/2031	1,053,586	1,019,603
Ginnie Mae II Pool 3% 12/20/2042	2,827,822	2,557,211
Ginnie Mae II Pool 3% 12/20/2043	5,799	5,225
Ginnie Mae II Pool 3% 12/20/2046	8,598,480	7,590,270
Ginnie Mae II Pool 3% 2/20/2031	80,322	78,147
Ginnie Mae II Pool 3% 2/20/2043	79,596	71,955
Ginnie Mae II Pool 3% 2/20/2044	20,867	18,798
Ginnie Mae II Pool 3% 2/20/2050	4,933	4,305
Ginnie Mae II Pool 3% 3/20/2031	162,062	157,585
Ginnie Mae II Pool 3% 3/20/2050	6,372,798	5,561,832
Ginnie Mae II Pool 3% 4/20/2031	605,768	588,703
Ginnie Mae II Pool 3% 4/20/2052	53,501,375	46,576,055
Ginnie Mae II Pool 3% 5/20/2031	1,326,124	1,288,044
Ginnie Mae II Pool 3% 5/20/2042	17,179	15,574
Ginnie Mae II Pool 3% 5/20/2051	8,142,594	7,093,691
Ginnie Mae II Pool 3% 6/20/2050	66,683	58,176
Ginnie Mae II Pool 3% 6/20/2051	2,155,699	1,876,998
Ginnie Mae II Pool 3% 7/20/2031	17,578	17,054
Ginnie Mae II Pool 3% 7/20/2051	2,724,214	2,373,289
Ginnie Mae II Pool 3% 8/20/2031	207,188	200,902
Ginnie Mae II Pool 3% 8/20/2042	24,734	22,394
Ginnie Mae II Pool 3% 8/20/2051	3,243,707	2,824,849
Ginnie Mae II Pool 3% 9/20/2031	82,939	80,378
Ginnie Mae II Pool 3% 9/20/2043	19,490	17,565
Ginnie Mae II Pool 3% 9/20/2051	38,331	33,382
Ginnie Mae II Pool 3.5% 1/20/2041	3,038	2,830
Ginnie Mae II Pool 3.5% 1/20/2042	8,398	7,797
Ginnie Mae II Pool 3.5% 1/20/2044	39,497	36,414
Ginnie Mae II Pool 3.5% 10/20/2040	14,756	13,739
Ginnie Mae II Pool 3.5% 10/20/2041	1,339	1,243
Ginnie Mae II Pool 3.5% 10/20/2043	36,948	34,100
Ginnie Mae II Pool 3.5% 11/20/2041	3,347	3,109
Ginnie Mae II Pool 3.5% 12/20/2040	1,184,219	1,103,257
Ginnie Mae II Pool 3.5% 12/20/2041	6,651,476	6,177,386
Ginnie Mae II Pool 3.5% 12/20/2043	37,677	34,744
Ginnie Mae II Pool 3.5% 12/20/2044	3,495	3,207
Ginnie Mae II Pool 3.5% 2/20/2040	2,626	2,445
Ginnie Mae II Pool 3.5% 2/20/2043	159,958	147,972
Ginnie Mae II Pool 3.5% 3/20/2041	11,681	10,872
Ginnie Mae II Pool 3.5% 3/20/2044	11,082	10,214
Ginnie Mae II Pool 3.5% 4/20/2043	225,949	208,909
Ginnie Mae II Pool 3.5% 4/20/2046	59,355	53,857
Ginnie Mae II Pool 3.5% 5/20/2043	2,879,556	2,650,831
Ginnie Mae II Pool 3.5% 5/20/2046	98,297	89,279
Ginnie Mae II Pool 3.5% 5/20/2046	23,716	21,732
Ginnie Mae II Pool 3.5% 6/20/2034	1,708	1,629
Ginnie Mae II Pool 3.5% 6/20/2043	95,485	88,235
Ginnie Mae II Pool 3.5% 8/20/2043	23,980	22,147
Ginnie Mae II Pool 3.5% 9/20/2040	118,555	110,374
Ginnie Mae II Pool 3.5% 9/20/2041	6,073	5,646
Ginnie Mae II Pool 3.5% 9/20/2043	1,016,099	937,825
Ginnie Mae II Pool 4% 1/20/2041	1,435,576	1,365,033
Ginnie Mae II Pool 4% 1/20/2042	108,896	103,296
Ginnie Mae II Pool 4% 1/20/2046	103,804	97,504
Ginnie Mae II Pool 4% 10/20/2040	513,284	488,233
Ginnie Mae II Pool 4% 10/20/2041	1,620,295	1,537,824
Ginnie Mae II Pool 4% 10/20/2044	483,741	455,979
Ginnie Mae II Pool 4% 10/20/2045	12,076	11,347
Ginnie Mae II Pool 4% 11/20/2040	1,355,443	1,288,789
Ginnie Mae II Pool 4% 11/20/2044	332,014	312,712
Ginnie Mae II Pool 4% 11/20/2045	2,239	2,104
Ginnie Mae II Pool 4% 12/20/2044	825,645	777,646
Ginnie Mae II Pool 4% 12/20/2045	132,191	124,208
Ginnie Mae II Pool 4% 2/20/2041	47,262	44,929
Ginnie Mae II Pool 4% 2/20/2046	81,350	76,424
Ginnie Mae II Pool 4% 3/20/2041	122,199	116,165
Ginnie Mae II Pool 4% 3/20/2046	88,406	83,065
Ginnie Mae II Pool 4% 3/20/2047	5,185,124	4,817,373
Ginnie Mae II Pool 4% 5/20/2033	2,297	2,237
Ginnie Mae II Pool 4% 6/20/2044	36,399	34,346
Ginnie Mae II Pool 4% 7/20/2044	320,745	302,496
Ginnie Mae II Pool 4% 7/20/2045	81,739	76,854
Ginnie Mae II Pool 4% 8/20/2041	13,523	12,837
Ginnie Mae II Pool 4% 8/20/2043	202,193	191,075
Ginnie Mae II Pool 4% 8/20/2044	4,826,498	4,551,090
Ginnie Mae II Pool 4% 8/20/2048	8,648,448	8,008,038
Ginnie Mae II Pool 4% 9/1/2056 (e)	6,000,000	5,419,922
Ginnie Mae II Pool 4% 9/20/2040	603,877	574,372
Ginnie Mae II Pool 4% 9/20/2041	251,024	238,235
Ginnie Mae II Pool 4% 9/20/2042	14,525	13,756
Ginnie Mae II Pool 4% 9/20/2045	10,010	9,409
Ginnie Mae II Pool 4.5% 1/20/2041	133,136	129,725
Ginnie Mae II Pool 4.5% 10/1/2056 (e)	36,650,000	34,294,952
Ginnie Mae II Pool 4.5% 10/20/2035	1,370	1,344
Ginnie Mae II Pool 4.5% 10/20/2040	28,415	27,698
Ginnie Mae II Pool 4.5% 11/20/2040	28,527	27,802
Ginnie Mae II Pool 4.5% 2/20/2041	492,129	479,519
Ginnie Mae II Pool 4.5% 3/20/2036	10,097	9,911
Ginnie Mae II Pool 4.5% 3/20/2041	376,252	366,609
Ginnie Mae II Pool 4.5% 4/20/2041	93,516	91,109
Ginnie Mae II Pool 4.5% 5/20/2040	33,144	32,324
Ginnie Mae II Pool 4.5% 5/20/2041	414,746	404,029
Ginnie Mae II Pool 4.5% 6/20/2033	4,430	4,368
Ginnie Mae II Pool 4.5% 6/20/2041	822,477	801,060
Ginnie Mae II Pool 4.5% 7/20/2040	54,990	53,613
Ginnie Mae II Pool 4.5% 8/20/2040	6,302	6,144
Ginnie Mae II Pool 4.5% 9/1/2056 (e)	34,450,000	32,265,925
Ginnie Mae II Pool 4.5% 9/20/2040	297,932	290,416
Ginnie Mae II Pool 5% 10/1/2056 (e)	134,275,000	129,915,010
Ginnie Mae II Pool 5% 12/20/2054	9,647,988	9,372,080
Ginnie Mae II Pool 5% 9/1/2056 (e)	196,750,000	190,576,615
Ginnie Mae II Pool 5% 9/20/2033	193,695	193,555
Ginnie Mae II Pool 5.5% 1/20/2055	9,854,083	9,838,770
Ginnie Mae II Pool 5.5% 10/1/2056 (e)	385,575,000	382,481,185
Ginnie Mae II Pool 5.5% 12/20/2054	12,084,882	12,096,314
Ginnie Mae II Pool 5.5% 8/20/2055	15,993,771	15,913,938
Ginnie Mae II Pool 5.5% 9/1/2056 (e)	498,700,000	495,419,252
Ginnie Mae II Pool 6% 10/1/2056 (e)	55,725,000	56,396,230
Ginnie Mae II Pool 6% 11/20/2031	5,058	5,133
Ginnie Mae II Pool 6% 12/20/2054	14,117,358	14,376,171
Ginnie Mae II Pool 6% 5/20/2032	24,760	25,131
Ginnie Mae II Pool 6% 9/1/2056 (e)	97,475,000	98,854,729
Ginnie Mae II Pool 6.5% 1/20/2032	227	233
Ginnie Mae II Pool 6.5% 11/20/2031	954	983
Ginnie Mae II Pool 6.5% 3/20/2031	1,091	1,125
Ginnie Mae II Pool 6.5% 4/20/2031	137	140
Ginnie Mae II Pool 6.5% 6/20/2031	133	137
Ginnie Mae II Pool 6.5% 7/20/2031	163	167
Ginnie Mae II Pool 6.5% 8/20/2031	157	161
Ginnie Mae II Pool 7% 2/20/2032	5,920	6,102
Ginnie Mae II Pool 7% 3/20/2032	3,377	3,481
Uniform Mortgage Backed Securities 2% 10/1/2056 (e)	592,100,000	461,606,667
Uniform Mortgage Backed Securities 2% 9/1/2056 (e)	852,300,000	664,860,565
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (e)	47,200,000	38,523,314
Uniform Mortgage Backed Securities 3% 9/1/2056 (e)	44,500,000	37,946,681
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (e)	17,300,000	15,350,370
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (e)	36,650,000	34,380,852
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (e)	30,650,000	29,919,669
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (e)	60,450,000	56,763,965
Uniform Mortgage Backed Securities 5% 10/1/2041 (e)	29,650,000	29,482,058
Uniform Mortgage Backed Securities 5% 10/1/2056 (e)	62,500,000	60,253,913
Uniform Mortgage Backed Securities 5% 9/1/2041 (e)	29,650,000	29,511,016
Uniform Mortgage Backed Securities 5% 9/1/2056 (e)	126,375,000	121,981,497
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (e)	122,900,000	121,690,197
Uniform Mortgage Backed Securities 6% 10/1/2056 (e)	87,775,000	88,628,559
Uniform Mortgage Backed Securities 6% 9/1/2056 (e)	130,225,000	131,699,928
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	150,300,000	154,902,938
TOTAL UNITED STATES		8,337,992,611
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,564,710,807)		8,337,992,611

U.S. Treasury Obligations - 39.4%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	81,610,154
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	279,882,506
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	469,599
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	130,277,000	85,982,820
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	54,486,575
US Treasury Bonds 3.625% 2/15/2053	3.80 to 5.06	462,205,000	352,810,464
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	134,380,031
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,562,188
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	209,206,000	170,993,217
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,405,730
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	389,285,677
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	472,955,704
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	179,030,000	152,448,241
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	40,000,000	36,350,000
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	671,541,051
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.94	64,910,000	60,361,229
US Treasury Bonds 4.625% 11/15/2045 (f)	4.68 to 5.02	185,072,000	171,307,270
US Treasury Bonds 4.625% 11/15/2055	4.75 to 4.93	177,910,000	161,286,534
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.23	140,245,000	129,682,798
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	67,977,539
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	5,880,398
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	113,310,548
US Treasury Bonds 4.75% 2/15/2056	4.70 to 5.24	191,500,000	177,317,031
US Treasury Bonds 4.75% 5/15/2055	4.78 to 4.98	399,300,000	369,274,513
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	283,000,000	261,786,054
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	272,426,000	260,635,062
US Treasury Bonds 5% 5/15/2056	4.88 to 5.12	335,200,000	323,049,000
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	23,981,531	21,084,255
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.63 to 2.93	12,901,109	11,340,270
US Treasury Notes 2.625% 7/31/2029 (h)	4.11	11,000,000	10,468,906
US Treasury Notes 2.75% 8/15/2032	2.79	227,411,000	206,064,568
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	241,085,731
US Treasury Notes 3.375% 5/15/2033	4.04 to 4.19	681,000,000	633,010,781
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	59,182,000	57,968,307
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	106,410,000	104,182,041
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.84	174,500,000	168,658,340
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,615,025
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	94,800,000	91,893,047
US Treasury Notes 3.625% 9/30/2031 (h)	3.62 to 4.23	1,039,130,000	997,564,801
US Treasury Notes 3.75% 11/30/2032	3.94	500,000,000	477,695,310
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.59	1,911,000	1,864,643
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	335,500,000	324,163,770
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	302,500,000	290,825,391
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.91	51,280,000	50,626,981
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	151,870,747
US Treasury Notes 3.875% 8/15/2034	4.27 to 4.28	125,475,000	118,867,957
US Treasury Notes 3.875% 9/30/2032	3.93	4,330,000	4,171,684
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	588,304,686
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	531,000,000	513,742,500
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	393,100,000	371,940,166
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	399,984,000	383,859,645
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,034,862
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	119,538,742
US Treasury Notes 4% 5/31/2028	4.02	4,300,000	4,275,980
US Treasury Notes 4% 6/30/2032	3.99	162,000,000	157,450,078
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	179,800,000	174,623,727
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,278,797
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.72	1,111,613,000	1,060,374,589
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,823,219
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	297,884,700
US Treasury Notes 4.125% 4/30/2033	4.41 to 4.42	2,495,000	2,427,167
US Treasury Notes 4.125% 5/31/2032	4.19	1,864,000	1,824,244
US Treasury Notes 4.125% 7/31/2031	3.84 to 3.97	243,000,000	238,908,867
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.54	260,500,000	252,847,813
US Treasury Notes 4.25% 5/15/2035	4.46 to 4.69	243,390,000	235,527,362
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	350,000,000	346,185,546
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	893,200,000	863,089,388
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	9,824,203
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	155,117,266
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,196,047
US Treasury Notes 4.375% 5/15/2036	4.40 to 4.74	481,270,000	467,583,884
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	459,580,000	455,971,580
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	210,557,453
US Treasury Notes 4.625% 4/30/2029	4.72	9,160,000	9,212,956
US Treasury Notes 4.625% 8/15/2036	4.76	465,000,000	460,495,313
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	886,617
US Treasury Notes 4.625% 9/30/2030	3.98 to 5.00	2,478,000	2,492,229
US Treasury Notes 4.75% 2/15/2045	4.81 to 4.96	49,940,000	47,128,924
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	96,428,711
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	17,471,750	16,683,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,700,875,552)			16,523,575,187

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	3.69	738,267,868	738,415,521
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	3.72	52,973,841	52,979,138
TOTAL MONEY MARKET FUNDS (Cost $791,307,711)			791,394,659

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	16,000,000	594,019
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	47,120,000	758,057
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	15,200,000	563,449
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	23,000,000	905,574
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	53,060,000	323,298
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.962% and receive annually a floating rate based on US SOFR Index, expiring May 2029	5/2028	302,820,000	1,872,636
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	21,910,000	1,400,300
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	40,000,000	1,594,414
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.495% and receive annually a floating rate based on US SOFR Index, expiring July 2041	7/2031	60,330,000	3,932,507
Option on an interest rate swap with Goldman Sachs Bank USA to to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring August 2028	8/2027	167,830,000	774,276
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	38,180,000	1,429,581

TOTAL PURCHASED SWAPTIONS (Cost $11,876,016)			14,148,111

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $47,094,072,119)	45,306,035,938
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(3,360,957,235)
NET ASSETS - 100.0%	41,945,078,703

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 10/1/2056	(6,000,000)	(5,416,405)
Ginnie Mae II Pool 4% 9/1/2056	(6,000,000)	(5,419,922)
Ginnie Mae II Pool 5% 10/1/2056	(78,700,000)	(76,144,565)
Ginnie Mae II Pool 5% 9/1/2056	(133,775,000)	(129,577,570)
Ginnie Mae II Pool 5.5% 9/1/2056	(412,050,000)	(409,339,289)
Ginnie Mae II Pool 6% 9/1/2056	(55,725,000)	(56,513,771)
Uniform Mortgage Backed Securities 2% 9/1/2056	(679,200,000)	(529,829,047)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(12,925,000)	(10,549,021)
Uniform Mortgage Backed Securities 3% 9/1/2056	(5,200,000)	(4,434,218)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(36,650,000)	(34,380,852)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(34,450,000)	(32,349,356)
Uniform Mortgage Backed Securities 5% 10/1/2056	(62,500,000)	(60,253,914)
Uniform Mortgage Backed Securities 5% 9/1/2041	(29,650,000)	(29,511,016)
Uniform Mortgage Backed Securities 5% 9/1/2056	(148,425,000)	(143,264,917)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(48,500,000)	(48,022,576)
Uniform Mortgage Backed Securities 6% 9/1/2056	(48,700,000)	(49,251,576)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(21,800,000)	(22,467,625)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,646,725,640)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,653,484,806)		(1,646,725,640)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	12,845	12/2026	1,384,249,453	(6,113,899)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	188	12/2026	20,586,000	(79,663)
CBOT 2Y US Treasury Notes Contracts (United States)	5,486	12/2026	1,126,172,938	(2,700,856)
CBOT 5Y US Treasury Notes Contracts (United States)	16,293	12/2026	1,723,112,039	(7,601,784)
CBOT US Treasury Ultra Bond Contracts (United States)	115	12/2026	12,671,563	63,874
Eurex Euro-Bund Contracts (Germany)	27	9/2026	3,865,662	(112,587)
TME 10Y Canadian Bond Contracts (Canada)	218	12/2026	18,434,720	(97,636)
TOTAL LONG				(16,642,551)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(964)	12/2026	(103,886,063)	540,403
Eurex Euro-Bobl Contracts (Germany)	(41)	9/2026	(5,395,748)	26,295
ICE Long GILT Futures (United Kingdom)	(88)	12/2026	(10,271,334)	12,641
TOTAL SHORT				579,339
TOTAL FUTURES CONTRACTS				(16,063,212)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	6,600,000	USD	7,665,379	JPMorgan Chase Bank NA	9/2026	851
JPY	180,800,000	USD	1,134,207	Royal Bank of Canada	9/2026	(3)
USD	11,301,782	AUD	15,795,000	JPMorgan Chase Bank NA	9/2026	(12,508)
USD	18,863,706	CAD	26,052,000	JPMorgan Chase Bank NA	9/2026	43,769
USD	4,363,797	CHF	3,490,000	JPMorgan Chase Bank NA	9/2026	33,371
USD	409,438,748	EUR	350,250,000	BNP Paribas SA	9/2026	2,178,415
USD	7,094,360	EUR	6,102,000	JPMorgan Chase Bank NA	9/2026	(865)
USD	105,623,774	GBP	77,477,000	JPMorgan Chase Bank NA	9/2026	639,301
USD	1,097,437	JPY	175,309,051	Royal Bank of Canada	9/2026	41
USD	19,933,382	JPY	3,166,500,000	JPMorgan Chase Bank NA	9/2026	69,136

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,951,508
Unrealized Appreciation						2,964,884
Unrealized Depreciation						(13,376)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,270,000	(68,097)	58,548	(9,549)
Generali 4.125%		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	940,000	(9,649)	1,982	(7,667)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	(3,572)	(11,496)	(15,068)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(6,536)	(5,042)	(11,578)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	8,350,000	(118,151)	63,593	(54,558)
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	6,600,000	(67,749)	20,744	(47,005)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,750,000	(16,965)	(64,044)	(81,009)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	5,350,000	(21,853)	(11,175)	(33,028)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	11,300,000	(338,985)	284,630	(54,355)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	5,100,000	(40,506)	8,007	(32,499)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	304,856	(198,985)	105,871
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	200,759	(104,497)	96,262
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,700,000	126,404	(62,624)	63,780
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	185,888	(92,094)	93,794
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	178,452	(247,118)	(68,666)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	159,105	(143,749)	15,356
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	118,968	(111,490)	7,478
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	81,791	(96,170)	(14,379)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,815,000	(19,569)	2,868	(16,701)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	6,740,000	(1,588,727)	1,501,079	(87,648)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,900,000	(63,614)	13,818	(49,796)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	(11,041)	(2,627)	(13,668)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,850,000	(64,587)	(14,659)	(79,246)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(45,577)	(99,418)	(144,995)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	234,568	(366,269)	(131,701)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	219,908	(299,738)	(79,830)
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	509,136	(205,437)	303,699
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	143,195	(61,857)	81,338
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	96,662	(62,134)	34,528
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	131,945	(172,152)	(40,207)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	20,158	(17,389)	2,769
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	141,275	(70,938)	70,337
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	127,284	(50,363)	76,921
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	79,553	(70,970)	8,583
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,600,000	167,069	(183,627)	(16,558)
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	57,832	(58,852)	(1,020)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(44,558)	(62,674)	(107,232)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	60,475	(85,760)	(25,285)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	22,307	(11,369)	10,938
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	59,484	(28,061)	31,423
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	208,194	(201,353)	6,841
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	72,709	(69,271)	3,438
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		550,000	35,342	(43,170)	(7,828)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		1,150,000	73,896	(104,483)	(30,587)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		1,950,000	125,302	(123,558)	1,744
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		3,500,000	260,243	(261,608)	(1,365)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,000,000	(46,210)	42,608	(3,602)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,600,000	118,968	(121,500)	(2,532)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		9,085,000	(154,019)	52,429	(101,590)

TOTAL BUY PROTECTION								1,591,763	(1,947,415)	(355,652)
Sell Protection
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly		1,700,000	(400,244)	354,537	(45,707)
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	90,135	275,148	365,283
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		2,300,000	(541,507)	486,081	(55,426)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		1,100,000	(234,115)	255,115	21,000

TOTAL SELL PROTECTION								(1,085,731)	1,370,881	285,150
TOTAL CREDIT DEFAULT SWAPS								506,032	(576,534)	(70,502)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	32,919,000	(1,672,616)	1,559,989	(112,627)
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	1,244,618,000	28,986,481	(24,191,157)	4,795,324
U.S. SOFR Index(3)	Annual	3.25%	Annual	LCH	9/2029	37,217,000	1,012,971	(792,412)	220,559
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	9/2041	7,520,000	434,384	(388,355)	46,029
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	30,935,000	(2,843,121)	2,110,873	(732,248)
TOTAL INTEREST RATE SWAPS							25,918,099	(21,701,062)	4,217,037

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $20,085,461.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $856,745.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,884,714.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,900,794.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $17,099,245 and $17,129,480, respectively.

(k)	Level 3 security.
(l)	Non-income producing - Security is in default.
(m)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,700,669,985 or 20.7% of net assets.

(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $519,575,424 or 1.2% of net assets.

(r)	Zero coupon bond which is issued at a discount.
(s)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(t)	Principal Only Strips represent the right to receive the monthly principal payments.
(u)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(v)	Non-income producing.
(w)	Security or a portion of the security is on loan at period end.
(x)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,036,505 or 0.0% of net assets.

(y)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $0 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Athletico Group, LLC Pp	8/13/2026	945,437

Build Holdco, LLC rights	8/7/2026	0

Expand Energy Corp	2/10/2021	5,862

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,095,762,170	11,807,424,729	12,164,752,411	52,406,165	(49,959)	30,992	738,415,521	738,267,868
Fidelity Securities Lending Cash Central Fund	79,828,500	5,345,863,151	5,372,703,832	742,626	(8,681)	-	52,979,138	52,973,841
	1,175,590,670	17,153,287,880	17,537,456,243	53,148,791	(58,640)	30,992	791,394,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,576,944,936	-	3,575,958,359	986,577

Bank Loan Obligations
Communication Services	169,029,330	-	169,029,330	-
Consumer Discretionary	415,283,718	-	415,283,718	-
Consumer Staples	53,316,332	-	50,462,973	2,853,359
Energy	67,374,303	-	64,956,096	2,418,207
Financials	252,834,825	-	244,677,211	8,157,614
Health Care	207,059,762	-	206,850,679	209,083
Industrials	387,602,111	-	386,684,297	917,814
Information Technology	372,578,459	-	366,676,533	5,901,926
Materials	236,080,731	-	236,080,731	-
Real Estate	5,567,264	-	5,567,264	-
Utilities	49,288,432	-	43,739,338	5,549,094

Bank Notes
Financials	38,198,008	-	38,198,008	-

Collateralized Mortgage Obligations	835,183,652	-	835,183,637	15

Commercial Mortgage Securities	2,428,455,685	-	2,188,411,850	240,043,835

Common Stocks
Communication Services	5,434,166	-	-	5,434,166
Consumer Discretionary	912,324	-	-	912,324
Consumer Staples	-	-	-	-
Energy	20,059,268	15,888,246	-	4,171,022
Financials	11,830,022	-	152,731	11,677,291
Health Care	420,800	-	-	420,800
Industrials	1,878,690	1,878,690	-	-
Information Technology	2,434,696	-	-	2,434,696
Materials	832,279	-	-	832,279
Real Estate	7,537,485	-	-	7,537,485

Convertible Corporate Bonds
Energy	12,173,000	-	12,173,000	-
Financials	8,819,730	-	8,819,730	-
Industrials	5,330,820	-	5,330,820	-
Information Technology	24,520,158	-	24,520,158	-

Convertible Preferred Stocks
Communication Services	3,410,075	3,410,075	-	-
Consumer Discretionary	2,219,555	2,219,555	-	-
Financials	7,293,013	2,236,865	-	5,056,148
Information Technology	2,610,522	2,610,522	-	-
Real Estate	525,585	525,585	-	-

Foreign Government and Government Agency Obligations	580,637,322	-	580,637,322	-

Non-Convertible Corporate Bonds
Communication Services	1,043,655,213	-	1,043,655,213	-
Consumer Discretionary	332,228,921	-	332,226,189	2,732
Consumer Staples	206,525,869	-	206,525,869	-
Energy	1,282,373,128	-	1,282,373,128	-
Financials	3,752,458,642	-	3,752,126,440	332,202
Health Care	446,923,765	-	446,923,765	-
Industrials	504,957,431	-	504,957,431	-
Information Technology	501,634,953	-	501,634,953	-
Materials	324,272,622	-	324,050,375	222,247
Real Estate	767,022,008	-	765,315,984	1,706,024
Utilities	557,859,739	-	557,846,050	13,689

Non-Convertible Preferred Stocks
Financials	2,209,536	2,209,536	-	-
Information Technology	5,302,775	5,302,775	-	-
Real Estate	962,249	962,249	-	-

Preferred Securities
Consumer Discretionary	5,129,902	-	5,129,902	-
Consumer Staples	2,150,455	-	2,150,455	-
Energy	17,511,029	-	17,511,029	-
Financials	58,108,586	-	52,645,743	5,462,843
Industrials	12,937,537	-	12,937,537	-
Materials	6,867,079	-	6,867,079	-
Real Estate	14,156,873	-	14,156,873	-

U.S. Government Agency - Mortgage Securities	8,337,992,611	-	8,337,992,611	-

U.S. Treasury Obligations	16,523,575,187	-	16,523,575,187	-

Money Market Funds	791,394,659	791,394,659	-	-

Purchased Swaptions	14,148,111	-	14,148,111	-
Total Investments in Securities:	45,306,035,938	828,638,757	44,164,143,709	313,253,472
Derivative Instruments:

Assets
Futures Contracts	643,213	643,213	-	-
Forward Foreign Currency Contracts	2,964,884	-	2,964,884	-
Swaps	34,845,699	-	34,845,699	-
Total Assets	38,453,796	643,213	37,810,583	-

Liabilities
Futures Contracts	(16,706,425)	(16,706,425)	-	-
Forward Foreign Currency Contracts	(13,376)	-	(13,376)	-
Swaps	(8,421,568)	-	(8,421,568)	-
Total Liabilities	(25,141,369)	(16,706,425)	(8,434,944)	-
Total Derivative Instruments:	13,312,427	(16,063,212)	29,375,639	-
Other Financial Instruments:

TBA Sale Commitments	(1,646,725,640)	-	(1,646,725,640)	-
Total Other Financial Instruments:	(1,646,725,640)	-	(1,646,725,640)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$44,514,641,279
Investments in securities, at value - affiliated issuers	791,394,659
Segregated cash with brokers for derivative instruments	592,269
Foreign currency held at value	6,966,809
Receivable for investments sold	570,127,840
Receivable for TBA sale commitments	1,653,484,806
Unrealized appreciation on forward foreign currency contracts	2,964,884
Receivable for fund shares sold	52,983,263
Dividends receivable	94,298
Interest receivable	335,774,943
Distributions receivable from affiliated funds	3,005,659
Bi-lateral OTC swaps, at value	4,411,863
Receivable from investment adviser for expense reductions	342,129
Other receivables	679,471
Total assets	47,937,464,172
Liabilities
Payable to custodian bank	12,054
Payable for investments purchased	605,827,116
Payable for investments purchased, delayed delivery	3,573,646,256
TBA sale commitments, at value	1,646,725,640
Unrealized depreciation on forward foreign currency contracts	13,376
Payable for swaps	180,352
Payable for fund shares redeemed	70,610,947
Distributions payable	19,807,348
Bi-lateral OTC swaps, at value	3,751,812
Accrued management fee	9,891,592
Transfer agent fee payable	3,513,785
Distribution and service plan fees payable	383,173
Payable for variation margin on futures contracts	1,888,251
Payable for variation margin on centrally cleared swaps	241,951
Other affiliated payables	2,385,207
Other payables and accrued expenses	527,189
Collateral on securities loaned	52,979,420
Total liabilities	5,992,385,469
Net Assets	$41,945,078,703
Net assets consist of:
Paid in capital	46,399,668,399
Total accumulated earnings (loss)	(4,454,589,696)
Net Assets	$41,945,078,703

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($1,088,141,811/115,649,790 shares) a	$9.41
Maximum offering price per share (100/96.00 of $9.41)	$9.80
Class M
Net Asset Value and redemption price per share ($279,726,212/29,784,257 shares) a	$9.39
Maximum offering price per share (100/96.00 of $9.39)	$9.78
Class C
Net Asset Value and offering price per share ($113,255,923/12,033,433 shares) a	$9.41
Fidelity® Total Bond Fund
Net Asset Value, offering price and redemption price per share ($16,803,536,071/1,786,726,409 shares)	$9.40
Class I
Net Asset Value, offering price and redemption price per share ($11,316,494,840/1,205,188,968 shares)	$9.39
Class Z
Net Asset Value, offering price and redemption price per share ($12,343,923,846/1,314,524,079 shares)	$9.39

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	46,302,764,408
Affiliated issuers, cost	791,307,711
Foreign currency holdings, cost	6,956,724
Securities loaned, market value	76,103,821
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$7,436,467
Dividends - affiliated issuers	53,148,791
Security lending income - unaffiliated issuers	7,355
Interest	1,982,279,439
Total investment income	2,042,872,052
Expenses
Management fee	118,864,423
Transfer agent fees	42,483,008
Distribution and service plan fees	4,756,363
Fund wide operations fee	28,684,202
Independent trustees' fees and expenses	90,647
Legal	97,767
Total expenses	194,976,410
Expense reductions	(5,005,224)
Total expenses after reductions	189,971,186
Net investment income (loss)	1,852,900,866
Net realized gain (loss)
Investments - unaffiliated issuers	(289,722,139)
Investments - affiliated issuers	(58,640)
Forward foreign currency contracts	14,159,142
Foreign currency transactions	9,664,495
Futures contracts	(95,626,231)
Swaps	8,445,343
Written options	663,641
Net realized gain (loss)	(352,474,389)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(697,697,838)
Investments - affiliated issuers	30,992
Forward foreign currency contracts	(3,099,647)
Assets and liabilities in foreign currencies	(322,446)
Futures contracts	(33,062,807)
Swaps	18,327,338
TBA sale commitments	25,486,469
Total change in net unrealized appreciation (depreciation)	(690,337,939)
Net gain (loss)	(1,042,812,328)
Net increase (decrease) in net assets resulting from operations	$810,088,538
Other Information
Income from securities lending - Affiliated Issuers	742,626

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,852,900,866	$1,784,699,189
Net realized gain (loss)	(352,474,389)	(590,838,434)
Change in net unrealized appreciation (depreciation)	(690,337,939)	253,028,341
Net increase (decrease) in net assets resulting from operations	$810,088,538	$1,446,889,096
Distributions to shareholders
Distributions to shareholders	(1,816,029,612)	(1,748,231,555)
Total distributions	(1,816,029,612)	(1,748,231,555)
Net increase (decrease) in net assets resulting from share transactions	2,700,888,463	998,211,238
Total increase (decrease) in net assets	1,694,947,389	696,868,779
Net Assets
Beginning of period	40,250,131,314	39,553,262,535
End of period	$41,945,078,703	$40,250,131,314
Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.63	$9.69	$9.34	$9.70	$11.23
Income from Investment Operations
Net investment income (loss) A, B	.39	.41	.40	.37	.24
Net realized and unrealized gain (loss)	(.22)	(.07)	.34	(.37)	(1.53)
Total from investment operations	.17	.34	.74	.00 C	(1.29)
Distributions
Distributions from net investment income	(.39)	(.40)	(.39)	(.36)	(.24)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.39)	(.40)	(.39)	(.36)	(.24) D
Net asset value, end of period	$9.41	$9.63	$9.69	$9.34	$9.70
Total Return E, F	1.71%	3.60%	8.09%	.07%	(11.59)%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.75%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.75%	.75%	.75%	.75%	.75%
Ratio of net investment income (loss) to average net assets	4.10%	4.26%	4.31%	3.90%	2.25%
Net assets, end of period	$1,088,141,811	$1,062,201,123	$990,346,966	$835,581,419	$729,405,492
Portfolio turnover rate I	152%	211%	206%	177%	129%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21
Income from Investment Operations
Net investment income (loss) A, B	.39	.41	.40	.37	.24
Net realized and unrealized gain (loss)	(.22)	(.07)	.33	(.37)	(1.53)
Total from investment operations	.17	.34	.73	.00 C	(1.29)
Distributions
Distributions from net investment income	(.39)	(.40)	(.38)	(.36)	(.24)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.39)	(.40)	(.38)	(.36)	(.24) D
Net asset value, end of period	$9.39	$9.61	$9.67	$9.32	$9.68
Total Return E, F	1.71%	3.60%	8.10%	.06%	(11.62)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.74%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.74%	.75%	.75%	.75%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.74%	.74%	.75%	.75%	.75%
Ratio of net investment income (loss) to average net assets	4.10%	4.26%	4.31%	3.90%	2.25%
Net assets, end of period	$279,726,212	$303,476,124	$306,533,872	$291,127,159	$301,767,732
Portfolio turnover rate I	152%	211%	206%	177%	129%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.63	$9.69	$9.34	$9.70	$11.24
Income from Investment Operations
Net investment income (loss) A, B	.32	.33	.33	.30	.16
Net realized and unrealized gain (loss)	(.23)	(.06)	.33	(.37)	(1.54)
Total from investment operations	.09	.27	.66	(.07)	(1.38)
Distributions
Distributions from net investment income	(.31)	(.33)	(.31)	(.29)	(.16)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.31)	(.33)	(.31)	(.29)	(.16) C
Net asset value, end of period	$9.41	$9.63	$9.69	$9.34	$9.70
Total Return D, E	.94%	2.81%	7.27%	(.70)%	(12.35)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.51%	1.51%	1.51%	1.52%	1.52%
Ratio of expenses to average net assets net of fee waivers, if any	1.51%	1.51%	1.51%	1.52%	1.52%
Ratio of expenses to average net assets net of all reductions, if any	1.51%	1.51%	1.51%	1.52%	1.52%
Ratio of net investment income (loss) to average net assets	3.33%	3.50%	3.55%	3.13%	1.49%
Net assets, end of period	$113,255,923	$131,797,028	$133,012,466	$109,821,416	$112,310,999
Portfolio turnover rate H	152%	211%	206%	177%	129%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.62	$9.69	$9.33	$9.69	$11.23
Income from Investment Operations
Net investment income (loss) A, B	.42	.43	.43	.40	.27
Net realized and unrealized gain (loss)	(.23)	(.07)	.34	(.37)	(1.54)
Total from investment operations	.19	.36	.77	.03	(1.27)
Distributions
Distributions from net investment income	(.41)	(.43)	(.41)	(.39)	(.27)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.41)	(.43)	(.41)	(.39)	(.27) C
Net asset value, end of period	$9.40	$9.62	$9.69	$9.33	$9.69
Total Return D	2.01%	3.80%	8.52%	.36%	(11.42)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	4.39%	4.56%	4.61%	4.20%	2.55%
Net assets, end of period	$16,803,536,071	$16,060,297,017	$15,368,724,757	$14,131,224,631	$14,816,562,636
Portfolio turnover rate G	152%	211%	206%	177%	129%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21
Income from Investment Operations
Net investment income (loss) A, B	.42	.43	.43	.39	.26
Net realized and unrealized gain (loss)	(.23)	(.07)	.33	(.36)	(1.52)
Total from investment operations	.19	.36	.76	.03	(1.26)
Distributions
Distributions from net investment income	(.41)	(.42)	(.41)	(.39)	(.26)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.41)	(.42)	(.41)	(.39)	(.27)
Net asset value, end of period	$9.39	$9.61	$9.67	$9.32	$9.68
Total Return C	1.96%	3.85%	8.36%	.31%	(11.40)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.50%	.50%	.50%	.50%	.50%
Ratio of net investment income (loss) to average net assets	4.34%	4.51%	4.56%	4.15%	2.50%
Net assets, end of period	$11,316,494,840	$11,181,445,767	$12,786,951,992	$9,287,825,914	$7,251,750,651
Portfolio turnover rate F	152%	211%	206%	177%	129%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21
Income from Investment Operations
Net investment income (loss) A, B	.43	.44	.44	.40	.28
Net realized and unrealized gain (loss)	(.23)	(.07)	.33	(.36)	(1.53)
Total from investment operations	.20	.37	.77	.04	(1.25)
Distributions
Distributions from net investment income	(.42)	(.43)	(.42)	(.40)	(.28)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.42)	(.43)	(.42)	(.40)	(.28) C
Net asset value, end of period	$9.39	$9.61	$9.67	$9.32	$9.68
Total Return D	2.10%	3.99%	8.51%	.45%	(11.27)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.48%	4.65%	4.70%	4.29%	2.64%
Net assets, end of period	$12,343,923,846	$11,510,914,255	$9,967,692,482	$7,191,066,748	$6,379,249,823
Portfolio turnover rate G	152%	211%	206%	177%	129%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Total Bond Fund	Class A, Class M, Class C, Fidelity® Total Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Payment in kind (PIK) income is accrued as earned and capitalized to the cost basis of the related debt security.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Certain fees are earned in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as interest in the financial statements.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, losses deferred due to offsetting positions, foreign currency transactions, defaulted bonds, contingent interest, certain conversion ratio adjustments, certain losses related to deflation adjustments on U.S. Treasury inflation indexed securities, market discount, partnerships, passive foreign investment companies (PFIC), swap agreements and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Total Bond Fund	46,977,472,527	311,473,473	(1,964,397,116)	(1,652,923,643)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Total Bond Fund	31,699,705	(2,831,976,453)	(1,654,312,948)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Total Bond Fund	(1,019,601,407)	(1,812,375,046)	(2,831,976,453)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Total Bond Fund	1,816,029,612	1,816,029,612

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Total Bond Fund	1,748,231,555	1,748,231,555

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Total Bond Fund
Credit Risk
Swaps	4,411,863	(3,905,831)	(3,788,940)	1,612,710
Total Credit Risk	4,411,863	(3,905,831)	(3,788,940)	1,612,710
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,964,884	(13,376)	14,159,142	(3,099,647)
Total Foreign Exchange Risk	2,964,884	(13,376)	14,159,142	(3,099,647)
Interest Rate Risk
Futures Contracts	643,213	(16,706,425)	(95,626,231)	(33,062,807)
Swaps	30,433,836	(4,515,737)	12,234,283	16,714,628
Purchased Swaptions	14,148,111	-	(6,168,115)	6,184,021
Written Swaptions	-	-	663,641	-
Total Interest Rate Risk	45,225,160	(21,222,162)	(88,896,422)	(10,164,158)

Totals	52,601,907	(25,141,369)	(78,526,220)	(11,651,095)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Total Bond Fund
Forward Foreign Currency Contracts	569,241,343
Futures Contracts	4,525,790,566
Purchased Swaptions	746,006,667
Written Swaptions	39,740,000
Swaps	1,673,421,342

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Total Bond Fund	35,951,611,038	35,466,085,235

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Total Bond Fund	0.282

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Total Bond Fund
Class A	-	.25	2,766,583	160,819
Class M	-	.25	739,245	-
Class C	.75	.25	1,250,535	189,841
			4,756,363	350,660

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Total Bond Fund
Class A A	4.00	.75	147,844
Class M A	4.00	.25	6,219
Class C B	-	1.00	952
			155,015

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Total Bond Fund
Class A	1,612,805	asset/account based	.15
Class M	422,078	asset/account based	.14
Class C	198,756	asset/account based	.16
Fidelity® Total Bond Fund	16,905,559	asset-based	.10
Class I	17,276,316	asset/account based	.15
Class Z	6,067,494	asset-based	.05

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® Total Bond Fund	0.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Total Bond Fund	$576,125

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Total Bond Fund	231

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Total Bond Fund	81,487	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Total Bond Fund	26,201,387

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Total Bond Fund
Class Z	0.36	December 31, 2027	4,856,312

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Total Bond Fund	148,912

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Total Bond Fund
Class A	44,375,290	42,492,535
Class M	11,876,180	12,603,210
Class C	4,061,387	4,638,108
Fidelity® Total Bond Fund	727,866,967	696,708,119
Class I	494,481,763	501,173,971
Class Z	533,368,025	490,615,612
Total	1,816,029,612	1,748,231,555

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Total Bond Fund
Class A
Shares sold	27,326,542	28,466,608	263,413,290	271,862,705
Reinvestment of distributions	4,551,375	4,375,516	43,766,361	41,809,041
Shares redeemed	(26,546,707)	(24,721,122)	(255,156,494)	(235,616,565)
Net increase (decrease)	5,331,210	8,121,002	52,023,157	78,055,181
Class M
Shares sold	6,649,216	8,453,504	63,948,451	80,557,591
Reinvestment of distributions	1,227,908	1,313,719	11,790,158	12,530,788
Shares redeemed	(9,669,060)	(9,881,233)	(92,949,840)	(94,031,112)
Net increase (decrease)	(1,791,936)	(114,010)	(17,211,231)	(942,733)
Class C
Shares sold	2,161,765	4,109,158	20,887,970	39,444,312
Reinvestment of distributions	420,337	482,236	4,044,943	4,608,710
Shares redeemed	(4,232,798)	(4,629,278)	(40,768,082)	(44,109,558)
Net increase (decrease)	(1,650,696)	(37,884)	(15,835,169)	(56,536)
Fidelity® Total Bond Fund
Shares sold	459,869,576	459,327,167	4,430,932,768	4,386,983,452
Reinvestment of distributions	67,291,924	64,740,945	646,737,227	618,319,285
Shares redeemed	(409,193,474)	(441,983,990)	(3,933,410,212)	(4,207,169,979)
Net increase (decrease)	117,968,026	82,084,122	1,144,259,783	798,132,758
Class I
Shares sold	394,885,233	506,637,025	3,802,664,643	4,845,011,551
Reinvestment of distributions	49,763,815	51,279,176	477,619,610	489,213,734
Shares redeemed	(403,113,229)	(716,488,776)	(3,869,309,697)	(6,809,751,845)
Net increase (decrease)	41,535,819	(158,572,575)	410,974,556	(1,475,526,560)
Class Z
Shares sold	408,424,584	400,999,494	3,925,865,078	3,819,801,987
Reinvestment of distributions	42,184,794	39,214,606	404,771,809	374,034,013
Shares redeemed	(333,951,494)	(272,987,160)	(3,203,959,520)	(2,595,286,872)
Net increase (decrease)	116,657,884	167,226,940	1,126,677,367	1,598,549,128

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 36.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,471,483,585 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,816,029,612 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789692.124
TBD-ANN-1026
Fidelity® Series Government Bond Index Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Bond Index Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
U.S. Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Financials - 0.8%
Financial Services - 0.8%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,188,826
Fannie Mae 0.875% 8/5/2030	1,057,000	920,850
Fannie Mae 1.875% 9/24/2026	674,000	673,091
Fannie Mae 5.625% 7/15/2037	163,000	172,753
Fannie Mae 6.25% 5/15/2029	71,000	74,321
Fannie Mae 7.125% 1/15/2030	6,000	6,496
Fannie Mae 7.25% 5/15/2030	866,000	949,018
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	497,526
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	997,106
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	127,940
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,055,817
Federal Home Loan Bank 3.5% 10/4/2027	3,500,000	3,471,083
Federal Home Loan Bank 4.375% 9/8/2028	100,000	100,016
Federal Home Loan Bank 5.5% 7/15/2036	100,000	104,946
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	635,857
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	188,873
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	197,750
TOTAL FINANCIALS		11,362,269
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,044,699
Tennessee Valley Authority 4.875% 1/15/2048	630,000	586,808
TOTAL UTILITIES		2,631,507
TOTAL UNITED STATES		13,993,776
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,864,437)		13,993,776

U.S. Treasury Obligations - 97.9%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35 to 4.79	4,021,000	2,474,486
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	580,748
US Treasury Bonds 1.25% 5/15/2050	4.83 to 5.18	1,220,000	553,098
US Treasury Bonds 1.375% 11/15/2040	1.37 to 4.73	14,667,000	9,210,418
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	7,145,000	3,334,426
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,168,879
US Treasury Bonds 1.75% 8/15/2041	1.91 to 4.48	5,538,000	3,599,051
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	5,329,000	2,786,484
US Treasury Bonds 1.875% 2/15/2041	2.23	1,726,000	1,162,758
US Treasury Bonds 1.875% 2/15/2051	2.41 to 4.23	1,543,000	817,127
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,725,241
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,273,669
US Treasury Bonds 2% 8/15/2051	2.46 to 4.60	8,271,000	4,484,110
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	4,729,893
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,249,353
US Treasury Bonds 2.25% 8/15/2046	2.31 to 5.13	2,640,000	1,652,991
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,512,289
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,358,601
US Treasury Bonds 2.375% 2/15/2042	4.16	6,250,000	4,414,063
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.07	4,909,000	2,927,950
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	627,496
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,763,081
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	271,950
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	304,348
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,260,053
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	6,447,319
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,449,018
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	2,349,000	1,742,848
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	323,130
US Treasury Bonds 2.875% 5/15/2052	4.55 to 4.93	3,220,000	2,125,200
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	47,113
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,082,444
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,668,798
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,014,725
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	936,539
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,033,029
US Treasury Bonds 3% 5/15/2045	1.21	303,000	221,711
US Treasury Bonds 3% 5/15/2047	3.01	8,000	5,702
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	364,516
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	7,760,000	5,247,397
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	396,055
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	55,141
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	678,168
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,301,362
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,806,341
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,599,213
US Treasury Bonds 3.375% 11/15/2048	3.17 to 4.76	2,120,000	1,590,000
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,359,799
US Treasury Bonds 3.375% 8/15/2042	4.41	1,280,000	1,033,400
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,636,641
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	5,686,736
US Treasury Bonds 3.625% 5/15/2053	4.61 to 4.71	1,410,000	1,075,345
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,092,057
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	5,867,522
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	237,102
US Treasury Bonds 3.875% 2/15/2043	4.32 to 4.77	1,210,000	1,036,677
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	8,470,000	7,233,909
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,101,026
US Treasury Bonds 4% 11/15/2042	4.31 to 4.71	3,140,000	2,741,735
US Treasury Bonds 4% 11/15/2052	4.36 to 5.01	6,280,000	5,132,919
US Treasury Bonds 4.125% 8/15/2044	4.68	960,000	837,525
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	3,787,353
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	84,928
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	10,209,766
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	494,276
US Treasury Bonds 4.375% 2/15/2038	4.18 to 4.65	1,640,000	1,586,892
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	508,148
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,399,475
US Treasury Bonds 4.5% 11/15/2054	4.71 to 4.88	1,350,000	1,198,863
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	13,950,474
US Treasury Bonds 4.5% 5/15/2038	3.83 to 4.60	2,410,000	2,349,373
US Treasury Bonds 4.625% 11/15/2044	4.85 to 4.86	4,960,000	4,612,413
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.66	2,060,000	1,906,788
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.83	4,480,000	4,061,400
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,518,498
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.98	7,180,000	6,639,256
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.93	6,620,000	6,000,151
US Treasury Bonds 4.625% 5/15/2044	4.79	1,140,000	1,063,228
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.90	8,310,000	7,532,885
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	541,723
US Treasury Bonds 4.75% 11/15/2053	4.51 to 4.83	22,160,000	20,484,150
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.63	2,212,000	2,149,096
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.25	9,390,000	8,694,553
US Treasury Bonds 4.75% 5/15/2055	4.76 to 5.00	10,500,000	9,710,449
US Treasury Bonds 4.75% 8/15/2055	4.67 to 5.26	4,980,000	4,606,695
US Treasury Bonds 4.875% 8/15/2045	4.63 to 4.87	8,620,000	8,246,916
US Treasury Bonds 5% 5/15/2037	1.50 to 4.43	2,741,000	2,806,848
US Treasury Bonds 5% 5/15/2045	4.89	710,000	690,530
US Treasury Bonds 5% 5/15/2046	4.94 to 5.26	2,890,000	2,804,655
US Treasury Bonds 5% 5/15/2056	4.93 to 5.06	2,760,000	2,659,950
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,042,985
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,188,957
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,032,428
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,236,582
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,441,076
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,489,371
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,468,200
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,611,866
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	6,087,907
US Treasury Notes 0.625% 12/31/2027	0.64 to 4.05	3,487,000	3,322,730
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	9,954,737
US Treasury Notes 0.75% 1/31/2028	4.33	2,997,000	2,852,301
US Treasury Notes 0.875% 11/15/2030	3.87 to 4.32	9,709,000	8,379,701
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	948,532
US Treasury Notes 1.125% 2/15/2031	3.71 to 3.78	3,690,000	3,197,327
US Treasury Notes 1.125% 2/29/2028	4.19 to 4.50	8,230,000	7,852,899
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,641,276
US Treasury Notes 1.25% 3/31/2028	4.36	640,000	610,275
US Treasury Notes 1.25% 4/30/2028	3.53 to 4.33	7,523,000	7,154,491
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,774,492
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,761,190
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	17,122,987
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.29	4,520,000	4,243,503
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,267,394
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	15,665,449
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,230,369
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,622,804
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	12,942,363
US Treasury Notes 1.625% 5/15/2031	1.51 to 4.49	14,243,000	12,524,938
US Treasury Notes 1.625% 8/15/2029	3.76 to 4.70	7,318,000	6,762,575
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,160,895
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,579,359
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	8,060,000	7,030,146
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,073,338
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,455,163
US Treasury Notes 2.375% 3/31/2029	2.87 to 3.77	6,300,000	5,992,629
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,951
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,326,190
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,634,552
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,599,839
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,065,306
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	842,806
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	11,750,000	10,647,061
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	11,747,356
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,781,584
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,780,000	8,961,307
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	12,947,480
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,358,568
US Treasury Notes 3.125% 8/31/2029	3.37 to 4.48	5,100,000	4,917,516
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,173,148
US Treasury Notes 3.375% 12/31/2027	4.24	6,470,000	6,393,169
US Treasury Notes 3.375% 2/29/2028	3.39	6,410,000	6,324,366
US Treasury Notes 3.375% 5/15/2033	3.63 to 4.02	9,220,000	8,570,278
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,341,608
US Treasury Notes 3.375% 9/15/2028	3.60 to 3.62	9,360,000	9,182,672
US Treasury Notes 3.5% 1/15/2029	3.60	8,970,000	8,793,403
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,245,083
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,513,566
US Treasury Notes 3.5% 10/15/2028	3.57	3,590,000	3,527,736
US Treasury Notes 3.5% 10/31/2027	3.96	14,120,000	13,996,450
US Treasury Notes 3.5% 11/15/2028	3.49	4,730,000	4,644,269
US Treasury Notes 3.5% 11/30/2030	3.63 to 4.41	11,926,000	11,477,377
US Treasury Notes 3.5% 12/15/2028	3.53	6,510,000	6,387,175
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.82	11,390,000	11,156,416
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	11,872,713
US Treasury Notes 3.5% 2/28/2031	3.52	4,100,000	3,937,922
US Treasury Notes 3.5% 9/30/2029	4.02	18,540,000	18,054,049
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	13,600,000	13,163,844
US Treasury Notes 3.625% 12/31/2030	3.71	8,200,000	7,925,492
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,300,004
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.60	20,230,000	19,958,159
US Treasury Notes 3.625% 8/31/2029	3.75 to 4.09	17,460,000	17,075,334
US Treasury Notes 3.625% 8/31/2030	3.69	6,030,000	5,845,096
US Treasury Notes 3.625% 9/30/2030	3.74	5,240,000	5,076,250
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	17,190,000	16,687,058
US Treasury Notes 3.75% 10/31/2032	3.78 to 4.03	1,790,000	1,711,198
US Treasury Notes 3.75% 11/30/2032	3.70 to 4.01	15,400,000	14,713,016
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,224,910
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,798,986
US Treasury Notes 3.75% 5/15/2028	3.86 to 3.89	5,720,000	5,665,481
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	4,956,770
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	1,969,579
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,104,550
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	914,415
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,788,172
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,385,490
US Treasury Notes 3.875% 3/15/2028	3.59	3,660,000	3,636,124
US Treasury Notes 3.875% 3/31/2028	4.06	2,350,000	2,334,027
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	19,570,000	19,077,692
US Treasury Notes 3.875% 4/15/2029	3.91	2,960,000	2,922,306
US Treasury Notes 3.875% 4/30/2030	3.72	230,000	225,571
US Treasury Notes 3.875% 4/30/2031	4.02	5,600,000	5,456,719
US Treasury Notes 3.875% 5/15/2029	4.05	18,900,000	18,651,938
US Treasury Notes 3.875% 6/15/2028	3.69 to 3.77	15,190,000	15,068,955
US Treasury Notes 3.875% 6/30/2030	3.80	8,860,000	8,678,993
US Treasury Notes 3.875% 7/15/2028	3.89	2,910,000	2,885,561
US Treasury Notes 3.875% 7/31/2030	3.67 to 3.74	7,910,000	7,744,693
US Treasury Notes 3.875% 8/15/2033	3.95 to 4.91	14,630,000	13,985,366
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.38	9,020,000	8,545,041
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,037,899
US Treasury Notes 3.875% 9/30/2032	3.93	1,890,000	1,820,897
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,510,336
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	1,990,000	1,925,325
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,727,273
US Treasury Notes 4% 11/15/2035	4.02 to 4.25	9,040,000	8,553,394
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,088,042
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	16,780,000	16,103,556
US Treasury Notes 4% 2/28/2030	3.54 to 4.58	5,060,000	4,988,646
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,418,989
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,596,533
US Treasury Notes 4% 4/30/2032	3.93 to 4.06	7,130,000	6,938,103
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,109,682
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,647,492
US Treasury Notes 4% 7/31/2032	4.15	3,460,000	3,360,390
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,502,330
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	5,985,970
US Treasury Notes 4.125% 11/15/2027	4.11	11,040,000	11,019,300
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	7,680,000	7,493,700
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.70	14,156,000	13,503,497
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	5,580,000	5,470,144
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,263,259
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.55	15,750,000	15,321,797
US Treasury Notes 4.125% 5/31/2031	4.17	1,310,000	1,289,378
US Treasury Notes 4.125% 5/31/2032	3.99	5,700,000	5,578,430
US Treasury Notes 4.125% 6/15/2029	4.16 to 4.33	9,050,000	8,984,246
US Treasury Notes 4.125% 6/30/2028	4.15	7,320,000	7,292,550
US Treasury Notes 4.125% 6/30/2031	4.20 to 4.28	9,040,000	8,895,219
US Treasury Notes 4.125% 7/31/2031	4.22	2,190,000	2,153,129
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,299,902
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,151,796
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	23,840,000	23,139,700
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,127,404
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,163,469
US Treasury Notes 4.25% 3/31/2033	4.13	4,080,000	4,001,109
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.36	8,610,000	8,331,857
US Treasury Notes 4.25% 6/30/2029	3.61	2,490,000	2,479,690
US Treasury Notes 4.25% 6/30/2033	4.31	4,320,000	4,230,900
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.22	15,800,000	15,267,367
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	17,882,034
US Treasury Notes 4.375% 11/30/2030	3.60	2,730,000	2,718,909
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	7,230,000	7,100,086
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.71	11,850,000	11,513,016
US Treasury Notes 4.375% 7/31/2031	4.42	5,560,000	5,529,159
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,291,342
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,217,059
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,060,125
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	2,540,000	2,527,796
US Treasury Notes 4.625% 4/30/2029	3.64	2,500,000	2,514,453
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	8,716,398
US Treasury Notes 4.625% 9/30/2028	3.46	4,970,000	4,996,015
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,389,351
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.79	3,620,000	3,416,234
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,849,875
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	781,580
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,450,144,018)			1,374,651,530

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $14,910,615)	3.69	14,907,648	14,910,630

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,479,919,070)	1,403,555,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	53,222
NET ASSETS - 100.0%	1,403,609,158

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	8,090,395	163,718,185	156,898,872	224,996	907	15	14,910,630	14,907,648
Fidelity Securities Lending Cash Central Fund	-	279,020,621	279,020,951	(5,048)	330	-	-	-
	8,090,395	442,738,806	435,919,823	219,948	1,237	15	14,910,630

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government Agency Obligations
Financials	11,362,269	-	11,362,269	-
Utilities	2,631,507	-	2,631,507	-

U.S. Treasury Obligations	1,374,651,530	-	1,374,651,530	-

Money Market Funds	14,910,630	14,910,630	-	-
Total Investments in Securities:	1,403,555,936	14,910,630	1,388,645,306	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,388,645,306
Investments in securities, at value - affiliated issuers	14,910,630
Receivable for investments sold	119,038,513
Receivable for fund shares sold	32,721,793
Interest receivable	11,045,862
Distributions receivable from affiliated funds	20,122
Total assets	1,566,382,226
Liabilities
Payable for fund shares redeemed	162,769,784
Other payables and accrued expenses	3,284
Total liabilities	162,773,068
Net Assets	$1,403,609,158
Net assets consist of:
Paid in capital	1,529,262,498
Total accumulated earnings (loss)	(125,653,340)
Net Assets	$1,403,609,158

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,403,609,158/156,806,807 shares)	$8.95

Other Information
Unaffiliated issuers, cost	1,465,008,455
Affiliated issuers, cost	14,910,615
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$219,948
Interest	56,528,192
Total investment income	56,748,140
Expenses
Custodian fees and expenses	13,095
Independent trustees' fees and expenses	3,165
Total expenses	16,260
Expense reductions	(722)
Total expenses after reductions	15,538
Net investment income (loss)	56,732,602
Net realized gain (loss)
Investments - unaffiliated issuers	(14,994,012)
Investments - affiliated issuers	1,237
Net realized gain (loss)	(14,992,775)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(25,378,533)
Investments - affiliated issuers	15
Total change in net unrealized appreciation (depreciation)	(25,378,518)
Net gain (loss)	(40,371,293)
Net increase (decrease) in net assets resulting from operations	$16,361,309
Other Information
Income from securities lending - Affiliated Issuers	(5,048)

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,732,602	$42,049,756
Net realized gain (loss)	(14,992,775)	(6,722,104)
Change in net unrealized appreciation (depreciation)	(25,378,518)	(3,904,838)
Net increase (decrease) in net assets resulting from operations	$16,361,309	$31,422,814
Distributions to shareholders
Distributions to shareholders	(56,733,298)	(42,046,935)
Total distributions	(56,733,298)	(42,046,935)
Net increase (decrease) in net assets resulting from share transactions	42,715,734	472,614,545
Total increase (decrease) in net assets	2,343,745	461,990,424
Net Assets
Beginning of period	1,401,265,413	939,274,989
End of period	$1,403,609,158	$1,401,265,413
Financial Highlights
Fidelity® Series Government Bond Index Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.19	$9.30	$9.05	$9.46	$10.73
Income from Investment Operations
Net investment income (loss) A, B	.35	.33	.29	.23	.13
Net realized and unrealized gain (loss)	(.24)	(.11)	.25	(.41)	(1.27)
Total from investment operations	.11	.22	.54	(.18)	(1.14)
Distributions
Distributions from net investment income	(.35)	(.33)	(.29)	(.23)	(.13)
Total distributions	(.35)	(.33)	(.29)	(.23)	(.13)
Net asset value, end of period	$8.95	$9.19	$9.30	$9.05	$9.46
Total Return C	1.19%	2.46%	6.11%	(1.96)%	(10.66)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	3.83%	3.65%	3.22%	2.48%	1.32%
Net assets, end of period	$1,403,609,158	$1,401,265,413	$939,274,989	$755,356,153	$589,742,283
Portfolio turnover rate G	36%	23%	23%	26%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Government Bond Index Fund	1,480,393,185	285,700	(77,122,949)	(76,837,249)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Government Bond Index Fund	(48,771,198)	(76,837,249)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Government Bond Index Fund	(6,557,091)	(42,214,107)	(48,771,198)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Government Bond Index Fund	56,733,298	56,733,298

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Government Bond Index Fund	42,046,935	42,046,935

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  5. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Government Bond Index Fund	1,358	-	-

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Government Bond Index Fund	722

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Government Bond Index Fund
Fidelity® Series Government Bond Index Fund	56,733,298	42,046,935
Total	56,733,298	42,046,935

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Government Bond Index Fund
Shares sold	57,367,786	65,149,397	525,734,620	597,152,992
Reinvestment of distributions	6,195,349	4,589,704	56,675,650	42,034,249
Shares redeemed	(59,276,518)	(18,224,651)	(539,694,536)	(166,572,696)
Net increase (decrease)	4,286,617	51,514,450	42,715,734	472,614,545

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $56,733,298 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891225.108
XGB-ANN-1026
Fidelity® Intermediate Government Income Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Government Income Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,064,544	962,716
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	96,719	81,140
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	102,784	86,229
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	85,437	74,291
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	131,618	114,543
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	128,873	118,353
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	445,931	426,180
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	986,740	868,912
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	96,481	84,445
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	181,995	167,204
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (e)(f)	563,516	572,701
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (e)(f)	289,039	291,053
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (e)(f)	392,213	394,296
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (e)(f)	236,254	237,077
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (e)(f)	279,701	281,660
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (e)(f)	334,684	336,881
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (e)(f)	262,005	262,941
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	9,098,739	9,045,980
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	74,663	65,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	372,593	306,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	473,250	406,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	93,114	83,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	100,033	87,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	97,550	87,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	112,323	96,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	73,940	66,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	326,558	294,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	508,202	490,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	200,032	189,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	264,945	249,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	293,432	285,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (e)(f)	1,143,264	1,146,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (e)(f)	776,013	780,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (e)(f)	401,438	403,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (e)(f)	529,042	531,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (e)(f)	180,180	179,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (e)(f)	363,090	364,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (e)(f)	394,937	396,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (e)(f)	1,051,194	1,050,718
TOTAL UNITED STATES		21,968,917
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,922,052)		21,968,917

Commercial Mortgage Securities - 8.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.2%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (e)	281,698	280,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	3,796,783	3,784,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	11,436,917	11,395,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	2,196,277	2,187,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	427,387	425,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	700,000	692,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	3,200,000	3,161,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,690,729	3,675,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	5,864,704	5,717,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1698% 4/25/2029 (e)(f)	2,292,351	2,291,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (e)(f)	1,998,521	1,995,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (e)	1,499,807	1,499,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (e)(f)	1,799,232	1,799,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (e)(f)	2,199,932	2,199,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (e)(f)	1,300,000	1,299,445
TOTAL UNITED STATES		42,406,736
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,444,362)		42,406,736

U.S. Government Agency - Mortgage Securities - 6.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.3%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	297,552	254,390
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	24,022	23,660
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (b)(c)	513,561	427,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	33,534	29,545
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	13,375	11,778
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	930,644	852,709
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	20,377	19,794
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	58,367	56,497
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	33,814	33,062
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	14,234	13,851
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	41,029	39,998
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	90,418	87,477
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	360,200	326,546
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (b)	113,922	111,566
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	82,799	83,225
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (c)	132,304	134,708
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (b)	256,972	263,476
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	205,932	210,822
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (b)(c)	360,998	370,586
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053 (b)(c)	484,560	496,824
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (b)(c)	153,903	161,039
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (b)	85,937	88,748
Freddie Mac Gold Pool 2.5% 11/1/2041	1,069,283	940,929
Freddie Mac Gold Pool 2.5% 2/1/2042	198,989	176,047
Freddie Mac Gold Pool 2.5% 5/1/2041	421,424	375,142
Freddie Mac Gold Pool 3% 12/1/2030	11,007	10,699
Freddie Mac Gold Pool 3% 2/1/2033	10,012	9,743
Freddie Mac Gold Pool 3.5% 1/1/2034	149,616	143,126
Freddie Mac Gold Pool 5.5% 9/1/2052	198,608	198,949
Freddie Mac Gold Pool 6% 12/1/2052 (b)	294,226	301,673
Freddie Mac Gold Pool 6.5% 10/1/2053 (c)	241,042	251,372
Freddie Mac Gold Pool 6.5% 10/1/2053 (b)	220,040	229,882
Freddie Mac Non Gold Pool 6% 9/1/2053	33,747	34,464
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	284,200	296,379
Ginnie Mae I Pool 2.5% 12/20/2051	426,157	355,250
Ginnie Mae II Pool 2% 3/20/2052	108,446	87,090
Ginnie Mae II Pool 2% 9/20/2050	88,732	71,397
Ginnie Mae II Pool 5.5% 12/20/2054	144,371	143,967
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	2,625,000	2,046,474
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	4,275,000	3,334,834
Uniform Mortgage Backed Securities 3% 9/1/2056 (d)	700,000	596,914
Uniform Mortgage Backed Securities 4% 9/1/2056 (d)	2,175,000	1,985,622
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	8,700,000	8,169,504
Uniform Mortgage Backed Securities 6% 10/1/2056 (d)	1,150,000	1,161,183
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	2,150,000	2,174,351
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	5,000,000	5,153,125
TOTAL UNITED STATES		32,345,654
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,457,112)		32,345,654

U.S. Government Agency Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.815% 1/19/2029 (e)(f)	7,990,000	7,989,859
Federal Home Loan Bank U.S. SOFR Index + 0.22%, 3.87% 7/23/2029 (e)(f)	7,400,000	7,399,929

TOTAL UNITED STATES		15,389,788
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,390,000)		15,389,788

U.S. Treasury Obligations - 81.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.83	1,370,000	1,273,993
US Treasury Bonds 4.75% 2/15/2056	4.87 to 5.01	2,970,000	2,750,035
US Treasury Bonds 4.75% 8/15/2055	4.81	620,000	573,524
US Treasury Bonds 5% 5/15/2045	4.69	390,000	379,305
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	1,576,897	1,386,388
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.93	999,527	878,599
US Treasury Notes 1.125% 8/31/2028	1.14	50,365,000	47,289,981
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	544,520
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	390,205
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,407,677
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	577,266
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,289,272
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	269,563
US Treasury Notes 3.5% 1/15/2029	3.65 to 3.66	8,810,000	8,636,553
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	87,700,000	85,901,465
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	685,687
US Treasury Notes 3.5% 2/28/2031	3.95	1,140,000	1,094,934
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.87	44,020,000	43,098,331
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,342,370
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,611,316
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	4,270,000	4,071,011
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,069,814
US Treasury Notes 3.875% 12/31/2032	3.95	810,000	778,739
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.94	20,920,000	20,653,597
US Treasury Notes 3.875% 5/15/2029	4.02	4,250,000	4,194,219
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,290,516
US Treasury Notes 3.875% 8/15/2034	3.72 to 3.80	1,529,000	1,448,489
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,221,004
US Treasury Notes 4% 11/15/2035	4.13 to 4.35	13,080,000	12,375,928
US Treasury Notes 4% 7/31/2029	3.83	200,000	197,765
US Treasury Notes 4.125% 10/31/2029	3.63	2,537,000	2,514,306
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,052,659
US Treasury Notes 4.125% 2/15/2036	4.37 to 4.72	8,810,000	8,403,914
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	3,919,062
US Treasury Notes 4.125% 4/30/2033	4.24	1,210,000	1,177,103
US Treasury Notes 4.125% 5/31/2031	4.21 to 4.25	5,260,000	5,177,196
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,565,875
US Treasury Notes 4.125% 6/15/2029	4.15 to 4.18	7,810,000	7,753,256
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	1,956,780
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.17	13,530,000	13,268,385
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	2,892,000	2,798,575
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	3,943,603
US Treasury Notes 4.25% 8/15/2035	4.14 to 4.23	23,140,000	22,359,929
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,350,496
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	657,961
US Treasury Notes 4.375% 5/15/2036	4.67 to 4.72	1,890,000	1,836,253
US Treasury Notes 4.5% 8/31/2033	4.60	2,180,000	2,165,694
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,000,000	10,052,344
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,465,461
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	3,940,000	3,718,221
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	260,680
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	12,596,635
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.29	1,294,965	1,236,537
TOTAL U.S. TREASURY OBLIGATIONS (Cost $432,864,553)			421,912,991

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $3,859,037)	3.69	3,858,423	3,859,195

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	11,310,000	117,726
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	6,540,000	105,214
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring May 2029	4/2028	23,000,000	201,164
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,120,000	193,568
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	8,000,000	118,944
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	1,830,000	123,684
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,600,000	102,369
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	15,000,000	216,539
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	11,100,000	53,284
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,200,000	85,956
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	7,200,000	24,367
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	4,330,000	160,027
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring April 2029	3/2028	10,000,000	90,612

TOTAL PURCHASED SWAPTIONS (Cost $1,163,833)			1,593,454

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $550,100,949)	539,476,735
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(22,966,372)
NET ASSETS - 100.0%	516,510,363

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2% 9/1/2056	(3,500,000)	(2,730,273)
Uniform Mortgage Backed Securities 3% 9/1/2056	(8,000,000)	(6,821,875)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(6,100,000)	(5,412,559)
Uniform Mortgage Backed Securities 4% 10/1/2056	(2,175,000)	(1,984,008)
Uniform Mortgage Backed Securities 4% 9/1/2056	(2,175,000)	(1,985,622)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(8,700,000)	(8,161,348)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(8,700,000)	(8,169,504)
Uniform Mortgage Backed Securities 5% 9/1/2056	(5,600,000)	(5,405,313)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(2,500,000)	(2,576,563)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(43,247,065)

TOTAL TBA SALE COMMITMENTS (Proceeds $43,487,979)		(43,247,065)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	628	12/2026	67,676,813	(290,556)
CBOT 2Y US Treasury Notes Contracts (United States)	381	12/2026	78,212,156	(184,996)
TOTAL LONG				(475,552)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(10)	12/2026	(1,101,875)	9,546
TOTAL FUTURES CONTRACTS				(466,006)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	5,237,000	(266,092)	246,115	(19,977)
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	56,040,000	1,305,141	(1,095,831)	209,310
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	9/2041	60,000	3,466	(3,099)	367
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	1,288,000	(118,376)	93,904	(24,472)
TOTAL INTEREST RATE SWAPS							924,139	(758,911)	165,228

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,820,117.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $901,399.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	30,913,260	177,975,882	205,029,327	407,804	(777)	157	3,859,195	3,858,423
Fidelity Securities Lending Cash Central Fund	-	74,708,397	74,708,323	2,086	(74)	-	-	-
	30,913,260	252,684,279	279,737,650	409,890	(851)	157	3,859,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	21,968,917	-	21,968,917	-

Commercial Mortgage Securities	42,406,736	-	42,406,736	-

U.S. Government Agency - Mortgage Securities	32,345,654	-	32,345,654	-

U.S. Government Agency Obligations
Financials	15,389,788	-	15,389,788	-

U.S. Treasury Obligations	421,912,991	-	421,912,991	-

Money Market Funds	3,859,195	3,859,195	-	-

Purchased Swaptions	1,593,454	-	1,593,454	-
Total Investments in Securities:	539,476,735	3,859,195	535,617,540	-
Derivative Instruments:

Assets
Futures Contracts	9,546	9,546	-	-
Swaps	1,308,607	-	1,308,607	-
Total Assets	1,318,153	9,546	1,308,607	-

Liabilities
Futures Contracts	(475,552)	(475,552)	-	-
Swaps	(384,468)	-	(384,468)	-
Total Liabilities	(860,020)	(475,552)	(384,468)	-
Total Derivative Instruments:	(458,133)	(466,006)	924,139	-
Other Financial Instruments:

TBA Sale Commitments	(43,247,065)	-	(43,247,065)	-
Total Other Financial Instruments:	(43,247,065)	-	(43,247,065)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$535,617,540
Investments in securities, at value - affiliated issuers	3,859,195
Receivable for TBA sale commitments	43,487,979
Receivable for fund shares sold	202,050
Interest receivable	3,585,301
Distributions receivable from affiliated funds	12,612
Total assets	586,764,677
Liabilities
Payable for investments purchased	1,163,833
Payable for investments purchased, delayed delivery	24,688,637
TBA sale commitments, at value	43,247,065
Payable for fund shares redeemed	437,688
Distributions payable	460,592
Accrued management fee	121,995
Transfer agent fee payable	43,261
Payable for variation margin on futures contracts	43,026
Payable for variation margin on centrally cleared swaps	18,800
Other affiliated payables	29,417
Total liabilities	70,254,314
Net Assets	$516,510,363
Net assets consist of:
Paid in capital	547,872,564
Total accumulated earnings (loss)	(31,362,201)
Net Assets	$516,510,363

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($516,510,363/53,054,467 shares)	$9.74

Other Information
Unaffiliated issuers, cost	546,241,912
Affiliated issuers, cost	3,859,037
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$409,890
Interest	18,452,638
Total investment income	18,862,528
Expenses
Management fee	1,419,547
Transfer agent fees	503,769
Fund wide operations fee	342,563
Independent trustees' fees and expenses	1,082
Total expenses	2,266,961
Expense reductions	(964)
Total expenses after reductions	2,265,997
Net investment income (loss)	16,596,531
Net realized gain (loss)
Investments - unaffiliated issuers	397,698
Investments - affiliated issuers	(851)
Futures contracts	(2,643,607)
Swaps	923,672
Written options	36,200
Net realized gain (loss)	(1,286,888)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(8,715,309)
Investments - affiliated issuers	157
Futures contracts	(1,028,881)
Swaps	599,792
TBA sale commitments	291,794
Total change in net unrealized appreciation (depreciation)	(8,852,447)
Net gain (loss)	(10,139,335)
Net increase (decrease) in net assets resulting from operations	$6,457,196
Other Information
Income from securities lending - Affiliated Issuers	2,086

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,596,531	$15,707,540
Net realized gain (loss)	(1,286,888)	(2,437,367)
Change in net unrealized appreciation (depreciation)	(8,852,447)	4,826,287
Net increase (decrease) in net assets resulting from operations	$6,457,196	$18,096,460
Distributions to shareholders
Distributions to shareholders	(15,916,812)	(14,917,949)
Total distributions	(15,916,812)	(14,917,949)
Net increase (decrease) in net assets resulting from share transactions	34,291,937	21,483,321
Total increase (decrease) in net assets	24,832,321	24,661,832
Net Assets
Beginning of period	491,678,042	467,016,210
End of period	$516,510,363	$491,678,042
Financial Highlights
Fidelity® Intermediate Government Income Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.91	$9.85	$9.55	$9.79	$10.78
Income from Investment Operations
Net investment income (loss) A, B	.33	.32	.28	.18	.12
Net realized and unrealized gain (loss)	(.19)	.04	.28	(.25)	(.99)
Total from investment operations	.14	.36	.56	(.07)	(.87)
Distributions
Distributions from net investment income	(.31)	(.30)	(.26)	(.17)	(.11)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.31)	(.30)	(.26)	(.17)	(.12)
Net asset value, end of period	$9.74	$9.91	$9.85	$9.55	$9.79
Total Return C	1.44%	3.78%	5.94%	(.72)%	(8.15)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.29%	3.27%	2.96%	1.88%	1.11%
Net assets, end of period	$516,510,363	$491,678,042	$467,016,210	$394,862,952	$346,974,778
Portfolio turnover rate F	196%	135%	199%	113%	159%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, market discount, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Intermediate Government Income Fund	549,265,762	1,714,307	(11,097,192)	(9,382,885)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Intermediate Government Income Fund	1,371,985	(23,351,415)	(9,382,775)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Intermediate Government Income Fund	(8,830,095)	(14,521,320)	(23,351,415)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Intermediate Government Income Fund	15,916,812	15,916,812

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Intermediate Government Income Fund	14,917,949	14,917,949

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options,  a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	9,546	(475,552)	(2,643,607)	(1,028,881)
Swaps	1,308,607	(384,468)	923,672	599,792
Purchased Swaptions	1,593,454	-	(139,837)	606,832
Written Swaptions	-	-	36,200	-
Total Interest Rate Risk	2,911,607	(860,020)	(1,823,572)	177,743

Totals	2,911,607	(860,020)	(1,823,572)	177,743

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Intermediate Government Income Fund
Futures Contracts	143,154,477
Purchased Swaptions	66,721,667
Written Swaptions	1,675,000
Swaps	61,790,500

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Intermediate Government Income Fund	487,271,215	509,087,942

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Intermediate Government Income Fund	0.282

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets

Fidelity® Intermediate Government Income Fund	503,769	asset-based	.10

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® Intermediate Government Income Fund	0.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Intermediate Government Income Fund	228	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Intermediate Government Income Fund	964

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Intermediate Government Income Fund
Fidelity® Intermediate Government Income Fund	15,916,812	14,917,949
Total	15,916,812	14,917,949

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Intermediate Government Income Fund
Shares sold	12,539,433	12,585,885	123,944,430	123,147,446
Reinvestment of distributions	1,120,271	1,092,731	11,063,582	10,707,515
Shares redeemed	(10,198,061)	(11,481,877)	(100,716,075)	(112,371,640)
Net increase (decrease)	3,461,643	2,196,739	34,291,937	21,483,321

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund
Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 80.91% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $15,635,751 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $15,916,812 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.844593.121
SLM-ANN-1026
Fidelity® Government Income Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Income Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 10.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.8%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	952	958
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,320	1,327
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,634	1,649
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,230	1,241
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,866	1,892
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	620	626
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7377% 8/25/2031 (b)(c)	11,699	11,796
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	417	425
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,289	1,324
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (b)(c)	251	253
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (b)(c)	448	452
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3507% 11/18/2031 (b)(c)	8,935	8,933
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	4,400	4,435
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (b)(c)	580	586
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (b)(c)	229	230
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 11/25/2032 (b)(c)	875	875
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(h)	182	2
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 11/25/2032 (b)(c)	8,050	8,113
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(h)	10,794	1,027
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(h)	591	48
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	17,084	17,053
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	77,841	78,594
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	799,237	797,768
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (i)	1,456	1,259
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	41,230	40,553
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	243,266	242,812
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(h)	12,139	583
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	821,912	832,370
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	40,480	40,456
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (b)(c)	213	214
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	26,489	26,286
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	5,720	5,770
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(h)	7,759	496
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(h)	4,228	321
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (i)	5,359	4,833
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (i)	10,009	8,574
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (i)	1,254	1,036
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(h)	2,888	201
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (b)(c)	1,991	2,401
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	2,972	3,542
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	384	413
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	406,268	405,518
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	17,968	16,986
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	118,820	112,844
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	11,255	11,492
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	53,494	52,206
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	6,705	63
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	126,468	115,968
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	181,359	169,900
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,145,568	2,044,737
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	29,748	29,702
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(h)	14,541	1,164
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	64,694	8,483
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	78,599	74,826
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	206,993	203,444
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	580,491	572,757
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	39,223	4,820
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (h)	604,932	123,849
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	96,003	92,731
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,384,945	1,315,777
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	639,678	570,941
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	5,339,285	4,571,246
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,056,168	886,053
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,122,404	941,620
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	932,969	811,260
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,437,266	1,250,810
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,376,601	1,264,220
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	757,392	692,327
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	10,854,141	9,558,030
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,053,571	922,138
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,268,709	1,091,173
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	1,944,039	1,786,048
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	60	60
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (i)	102,878	87,426
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (i)	5,553	4,690
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	7,393	174
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	8,162,155	7,535,438
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	1,573,578	1,581,932
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	897,768	900,893
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	1,079,776	1,087,339
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	1,292,037	1,300,516
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	2,095,790	2,109,896
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	1,007,711	1,011,314
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,041,763	1,023,185
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.6877% 6/25/2036 (b)(c)	901,911	910,130
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.6777% 3/25/2036 (b)(c)	697,017	704,265
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	253,999	249,745
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	2,535	300
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	2,417	291
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(h)	1,597	224
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(h)	1,118	140
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	1,531	215
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(h)	1,031	159
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	10,758	1,584
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	17,673,810	17,571,327
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	351	353
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,328	1,339
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	921,685	905,183
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	128,729	125,507
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	815,322	714,333
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	681	689
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	5,176	5,237
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	239	242
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	727	735
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	6,171	6,249
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,415	1,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	818	827
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	466	472
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,544	3,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	14,055	14,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (b)(c)	205	206
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	272	273
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	269	272
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (b)(c)	375	377
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	139	139
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,808	1,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	2,722	2,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	4,725	4,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 11/15/2032 (b)(c)	3,146	3,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.351% 2/15/2032 (b)(c)	4,854	4,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	161,214	160,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 10/15/2033 (b)(c)	294,461	295,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	65,486	64,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	11,366	11,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 2/15/2033 (b)(c)	209,856	210,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.151% 3/15/2034 (b)(c)	72,182	71,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	5,663	5,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	911,001	920,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	903,414	903,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	58,396	57,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	21,268	21,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	2,009	2,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	35,282	34,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	11,805	11,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(h)	3,799	265
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (i)	12,849	10,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (i)	1,755	1,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (i)	6,760	5,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (i)	8,114	6,812
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	12,633	12,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	44,687	44,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(h)	15,659	1,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	3,122	3,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(h)	11,202	851
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (b)(c)	13,554	13,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	120,357	120,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	60,737	60,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,856,973	1,832,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	2,967,435	2,929,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	8,530,355	8,121,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	8,147	8,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	144,230	135,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	14,202	252
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	18,399	18,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	92,004	88,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,087,196	2,542,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	7,872,581	7,141,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,167,886	4,440,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,016,809	911,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,037,501	6,143,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,133,710	990,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,042,008	933,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,226,566	1,056,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	789,817	708,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,725,267	3,360,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	846,830	760,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,956,719	3,817,292
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,466,899	1,387,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,053,321	1,931,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,284,579	2,219,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,424,291	1,419,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	899,728	892,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	2,116,168	2,124,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	720,721	719,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	1,379,740	1,386,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	1,500,762	1,505,985
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,475	1,490
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	857	866
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	226	228
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (i)	3,798	3,134
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (b)(c)(e)	6,966	6,939
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(e)	137,108	136,470
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(e)	82,008	81,780
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(e)	64,796	64,714
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(e)	73,636	73,534
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(e)	80,556	80,429
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(e)	46,514	46,464
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(e)	85,917	85,803
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(e)	57,485	57,409
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(e)	57,795	57,748
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3319% 9/20/2061 (b)(c)(e)	284,437	284,285
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(e)	230,274	230,338
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(e)	213,950	214,189
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(e)	113,653	113,865
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(e)	224,831	225,011
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(e)	153,189	153,307
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(e)	1,084	1,083
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (e)	2	2
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (e)	350	339
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3819% 8/20/2063 (b)(c)(e)	16,414	16,416
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 4.4319% 12/20/2063 (b)(c)(e)	721,554	722,375
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (b)(c)(e)	277,620	277,678
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (b)(c)(e)	10,565	10,567
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (b)(c)(e)	15,766	15,749
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (b)(c)(e)	11,141	11,012
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (e)	464	436
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (b)(c)(e)	16,031	15,915
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(e)	106,980	104,360
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (b)(c)(e)	321,872	322,035
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(e)	12,891	12,838
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	236,945	212,614
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(e)	383,653	383,077
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	419,603	410,774
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	956,711	968,475
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	17,105	17,104
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(h)	3,272	127
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (c)(h)	3,692	256
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(h)	6,743	422
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 7/20/2037 (b)(c)	54,531	54,710
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2469% 1/20/2038 (b)(c)	56,820	56,955
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6269% 8/20/2038 (b)(c)	360,879	366,362
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6669% 9/20/2038 (b)(c)	281,901	286,488
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3537% 11/16/2039 (b)(c)	320,300	322,146
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.2837% 12/16/2039 (b)(c)	45,248	45,422
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	12,554	11,993
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	172,396	164,654
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,475,415	4,212,844
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	38,032	36,314
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	2,873,598	2,843,375
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (b)(c)(e)	19,852	19,842
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	6,076	98
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	19,522	19,233
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(h)	15,819	1,172
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 8/20/2042 (b)(c)	59,752	59,008
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	22,186	22,056
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	329,793	298,282
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	127,622	115,890
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	211,913	190,030
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	173,833	157,455
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	64,995	59,512
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,601,427	2,333,807
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	181,354	161,672
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	148,952	133,379
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	183,703	166,837
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	163,520	151,119
TOTAL UNITED STATES		150,033,185
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,417,779)		150,033,185

Commercial Mortgage Securities - 6.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	12,507,410	12,472,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	24,314,038	24,225,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,453,116	1,446,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1698% 4/25/2029 (b)(c)	12,458,429	12,452,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 6/25/2030 (b)(c)	10,300,000	10,284,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	4,699,394	4,699,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	7,396,845	7,399,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	7,299,773	7,299,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	3,600,000	3,598,462
TOTAL UNITED STATES		83,878,321
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $83,960,760)		83,878,321

U.S. Government Agency - Mortgage Securities - 30.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 30.6%
Fannie Mae 2% 2/1/2052	1,219,264	974,097
Fannie Mae 3.5% 12/1/2036	25,171	24,176
Fannie Mae 3.5% 5/1/2036	19,294	18,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.056% 10/1/2035 (b)(c)	4,632	4,728
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	1,067	1,094
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,463	1,501
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	5,330	5,441
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	5,408	5,550
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	67,521	69,462
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 5.831% 2/1/2044 (b)(c)	48,177	49,903
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.705% 4/1/2044 (b)(c)	35,044	36,284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	46,060	47,754
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5804%, 5.779% 2/1/2044 (b)(c)	12,143	12,578
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (b)(c)	1,325	1,358
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	259	267
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6346%, 5.878% 4/1/2044 (b)(c)	58,429	60,632
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	6,298	6,476
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	3,755	3,839
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.055% 7/1/2043 (b)(c)	13,491	14,022
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	9,101	9,370
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6915%, 5.974% 2/1/2037 (b)(c)	19,885	20,539
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (b)(c)	22,599	23,497
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (b)(c)	107,293	111,582
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	11,911	12,243
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (b)(c)	3,746	3,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	109,688	114,535
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (b)(c)	7,458	7,769
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (b)(c)	36,540	38,119
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	757	789
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	49,797	51,993
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (b)(c)	15,084	15,731
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	12,066	12,591
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	4,390	4,582
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.003% 4/1/2036 (b)(c)	15,279	15,793
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 5.714% 8/1/2035 (b)(c)	8,727	8,928
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (b)(c)	3,184	3,309
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1336%, 6.116% 7/1/2036 (b)(c)	1,258	1,287
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	7,702	7,932
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	1,521	1,568
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	9,933	10,205
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (b)(c)	446	458
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,426,220	1,193,769
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,397,579	1,171,696
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,425,544	1,194,155
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	15,898	13,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	460,099	368,877
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,117,208	2,665,035
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	326,151	258,938
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,344	11,504
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	224,209	220,829
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,349	12,344
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	713,156	568,196
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	360,569	311,356
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	257,832	222,601
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	354,566	282,939
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	205,815	164,816
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	65,593	52,301
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	82,747	71,802
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	24,328	21,041
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,231	6,268
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	6,633	5,753
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,676,328	1,473,659
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	535,662	471,183
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	493,233	433,713
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,493,937	1,239,555
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,149,315	954,332
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,245,918	1,099,634
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	47,856	41,443
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,088	4,400
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	556,539	508,806
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	535,835	470,735
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	36,042	31,215
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	9,248	8,012
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,122	5,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	306,534	270,068
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	104,790	92,273
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,383,327	1,987,929
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,866,150	4,057,328
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	550	544
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	104,701	98,960
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	5,768	5,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	119,514	107,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,048	23,442
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,277	15,628
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,453	12,991
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,269	11,961
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,411	11,187
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,985	9,855
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,729	7,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,164	6,504
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,301	4,836
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	12,311	11,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	55,828	47,768
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	2,644,989	2,423,487
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,115	10,003
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	47,593	41,614
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	43,877	40,257
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	60,509	54,671
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,324	8,403
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,428	6,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	5,295	4,739
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,942,474	1,679,645
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	95,760	92,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	47,744	45,525
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,257	30,062
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,695	12,323
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,192	7,390
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,535	5,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,240	5,628
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,022	5,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,588	5,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,366	4,823
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,367	4,814
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	848,652	733,824
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	36,464	31,234
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	90,673	81,481
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	66,413	59,708
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	51,238	46,224
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,814	35,826
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,791	28,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,446	15,681
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,037	14,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,143	13,583
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,574	8,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,903	7,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,635	5,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,964	4,446
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,976	25,239
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,133	6,419
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,829	5,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	20,405	18,226
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,179	7,213
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	668,970	576,291
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	142,686	123,737
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,018	16,204
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	84,794	74,930
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	369,441	320,377
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	72,062	62,177
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	89,266	80,116
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	72,360	65,077
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,221	10,105
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,580	5,915
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,166	5,535
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,527	4,963
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	11,923	10,553
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	135,929	117,877
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	70,406	63,283
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	94,790	86,971
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	17,414	15,738
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	4,580	4,124
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	149,395	133,819
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	727,226	639,829
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	920,111	797,339
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	42,695	38,277
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	21,340	19,116
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	24,561	21,707
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	21,341	18,869
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,462	7,439
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	319,585	280,803
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,165,444	1,008,116
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,023,727	928,079
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	57,421	51,653
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	10,895	9,764
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,750	6,933
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	759,684	664,253
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	264,968	232,926
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	38,854	33,561
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,162	12,056
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	6,147	5,622
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	15,085	13,988
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	46,181	42,707
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	7,100	6,562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	383,839	348,350
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	117,684	105,093
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	116,316	107,573
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	38,399	35,524
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	25,970	24,146
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,011	10,191
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,669	6,172
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,080	2,863
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	49,511	45,258
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,279	11,333
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,295	6,729
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,192	5,704
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	6,289	5,807
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	842,565	753,605
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	72,524	64,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,124	7,530
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,303,779	3,047,231
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	129,520	117,545
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	63,141	57,303
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	104,375	94,399
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	88,470	79,101
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	20,753	19,087
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,081	4,691
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	2,967,471	2,655,084
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (f)	23,930,400	21,300,560
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	22,870	21,095
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	22,866	21,030
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,191,776	3,745,266
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	7,670	7,103
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	54,682	50,387
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	43,423	39,983
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	8,833	8,127
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	5,640	5,202
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	90,438	82,438
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	816,850	730,860
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	13,080	12,329
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	72,488	66,767
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	47,395	43,672
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,858	1,705
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	363,542	331,298
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	50,489	44,953
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	377,389	337,661
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	54,812	50,790
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	46,314	42,663
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	507,109	459,113
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,223	3,905
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	5,350	4,919
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	207,232	188,336
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	126,607	114,996
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	40,796	37,756
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	16,187	15,026
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	6,783	6,259
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	56,951	52,773
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,772	8,111
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	63,172	57,350
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,502	24,473
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	24,976	23,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,213	12,209
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,791	8,126
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,074	7,502
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	5,965	5,538
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,565	4,223
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,295	2,130
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	438,361	399,362
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	42,834	38,325
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	84,208	80,416
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,602	8,205
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,487	3,327
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,170	2,071
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	123,383	117,729
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	9,484	9,029
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	18,044	17,191
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,258	19,364
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,942	11,373
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,217	4,042
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,077	3,895
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,148	3,011
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	104,034	99,180
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	72,146	68,770
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,492	4,276
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	29,710	28,336
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	11,923	11,263
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	95,247	88,997
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	127,684	121,954
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,358	22,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,174	16,455
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,646	14,922
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,562	13,872
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,822	13,190
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,355	12,771
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,778	11,253
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,429	10,881
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,192	9,716
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,064	9,622
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,772	9,312
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,914	8,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,860	6,532
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,638	6,319
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,787	5,544
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,649	5,397
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,646	4,423
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,779	3,638
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,042	2,905
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,082	1,034
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	64,859	61,836
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	36,921	35,193
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	30,271	28,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	46,379	43,612
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	35,645	34,003
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,475	1,407
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	990	940
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,443	10,892
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,434	9,939
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,343	2,231
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	4,196	3,998
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,106	6,701
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,215	17,102
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	69,660	66,519
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,409	9,940
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,219	3,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	85,875	81,779
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,769	5,509
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,210	4,952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,696	1,632
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	74,894	70,337
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	22,767	21,457
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	40,632	37,763
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,307	2,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	12,147	11,582
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,322	4,112
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,956	3,772
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,317	2,211
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	880	844
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	34,705	33,009
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,561	5,300
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,804	3,605
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	2,086	1,988
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	11,680	11,031
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	139,873	132,025
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,515	8,927
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	30,222	28,794
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,898	20,866
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,325	9,835
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,203	5,906
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,647	4,421
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,517	3,347
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	12,359	11,704
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	10,970	10,327
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	29,033	27,235
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	133,160	124,089
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	134,794	125,612
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	12,252	11,692
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	23,963	22,558
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	152,908	143,724
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,567	2,428
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	134,204	126,606
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	119,321	111,081
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	74,318	69,186
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	4,244	4,022
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,271	2,147
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	21,775	20,451
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,810	14,919
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,652	14,695
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	331,204	308,332
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	72,665	69,169
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	14,254	13,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,192	3,997
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,408	2,297
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,004	4,769
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,602	2,473
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,205	1,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	615	586
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	156,437	146,172
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,199	4,058
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,580	1,538
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	35,975	34,358
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,010	4,785
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	3,797	3,619
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,562	2,504
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,593	2,537
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	102,829	99,873
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	14,558	13,921
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	2,678	2,617
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,336	1,307
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	9,901	9,673
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	262,861	256,885
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	7,582	7,392
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	13,819	13,459
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,447	2,370
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	24,853	24,277
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,003	4,795
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	4,507	4,451
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,153	1,138
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	20,064	19,656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,306	4,207
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,208	4,118
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,120	1,092
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	23,095	22,490
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,154	2,089
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,180	10,750
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	23,651	22,975
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	142,996	139,777
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	24,118	23,034
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	18,387	17,560
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,313	10,772
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	35,116	34,097
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	7,646	7,546
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,975	1,936
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	14,602	14,184
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	119,424	116,763
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,253	9,872
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,698	11,212
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,874	2,760
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	20,609	19,683
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,494	4,292
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	129,424	127,667
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	36,140	35,669
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	23,381	23,083
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	665	651
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,646	8,490
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,226	4,111
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	5,210	5,046
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,345	12,791
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,873	11,368
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,039	8,664
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,563	3,415
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,190	3,064
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,694	13,078
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,382	11,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	17,809	17,292
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	35,441	34,937
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	38,477	37,378
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	165,338	158,936
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,194	5,954
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,306	3,172
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,320	2,230
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	341	337
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	176	174
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	26,737	26,191
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,593	3,520
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	5,939	5,781
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	133,311	128,108
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	23,643	22,609
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,842	4,786
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,673	2,640
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,362	2,334
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,804	1,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,322	1,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	814	804
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	395	392
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	303	300
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	190	188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	753	745
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	46,920	45,557
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,638	5,568
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,696	2,662
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,418	2,388
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,088	2,062
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	980	967
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	825	815
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	13,435	13,240
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	5,132	5,064
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	56,575	55,288
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,682	3,613
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,895	23,807
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	5,906	5,647
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	255	255
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	26,491	26,325
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,442,279	4,358,725
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	36,048	35,953
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,698,823	4,616,317
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,828,689	1,794,293
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,177,193	1,152,844
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,271,208	1,247,298
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	114,120	113,821
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	19,989	19,930
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,377	1,368
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	2,898	2,876
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,132,143	2,098,703
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	96,486	96,234
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	41,489	41,381
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,369	3,348
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	825,045	811,589
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,247	4,238
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	40,384	40,263
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	511	507
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	34,637	34,355
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	758,987	755,546
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	10,826	11,031
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (b)(c)	278	284
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	4,038	4,108
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	11,693	11,943
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (b)(c)	9,923	10,147
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (b)(c)	16,488	16,822
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	4,194	4,280
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	2,639	2,703
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	283	293
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	62,909	64,170
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	105,655	108,012
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	565	578
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	123	125
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	10,267	10,526
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	10,200	10,464
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	7,260	7,410
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,171	4,262
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	699	716
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	9,338	9,565
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	89,732	91,687
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	17,453	17,810
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,109	3,179
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,434	1,464
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	188	192
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	859,977	875,604
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,366	4,484
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	4,751	4,843
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	4,678	4,768
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	5,311	5,418
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	3,538	3,630
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	377	388
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	171,278	174,866
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	238	243
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	671	688
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	12,303	12,618
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,576,708	2,637,090
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,885	1,925
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	277,641	283,744
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	6,151	6,293
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,786,115	4,907,248
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,603,809	3,689,387
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	225,624	231,616
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,875	1,917
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	637	650
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	634	648
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,710	1,755
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	23,112	23,707
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,894,189	1,942,129
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	114,143	116,554
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,118	1,143
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	506	517
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	280	286
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	140	143
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	26,125	26,634
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	495	501
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	5,635	5,762
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	782	802
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	208,181	212,604
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	5,924	6,108
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	57,259	59,029
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	601,555	621,235
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	366,333	378,569
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	17,200	17,732
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,392	3,497
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,152	7,373
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	463	480
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	53,091	54,731
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	41,538	42,821
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,353	9,642
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,009,952	3,144,589
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	7,644	7,837
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	102	107
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	31	33
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	28	29
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	5	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	91	96
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	74	78
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	69	73
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	53	56
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	589	617
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	63	66
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	316	331
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	732	766
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	33	35
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	138	144
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	89	93
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	588	615
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	202	211
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	117	122
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	64	67
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	148	155
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	93	97
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	73	76
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,191	1,247
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	147	154
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	231	241
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	26	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	926	937
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	175	180
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	103	107
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	579	585
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	58	60
Freddie Mac Gold Pool 1.5% 12/1/2040	849,253	711,390
Freddie Mac Gold Pool 2% 10/1/2041	16,335	13,960
Freddie Mac Gold Pool 2% 11/1/2041	654,139	559,098
Freddie Mac Gold Pool 2% 2/1/2051	5,262,298	4,217,323
Freddie Mac Gold Pool 2% 3/1/2041	834,269	721,174
Freddie Mac Gold Pool 2% 4/1/2052	2,887,415	2,289,676
Freddie Mac Gold Pool 2% 5/1/2051	137,977	110,147
Freddie Mac Gold Pool 2% 6/1/2050	1,109,830	888,749
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2051	83,034	66,208
Freddie Mac Gold Pool 2.5% 10/1/2031	31,235	29,982
Freddie Mac Gold Pool 2.5% 11/1/2041	9,632,308	8,476,071
Freddie Mac Gold Pool 2.5% 11/1/2050	1,255,901	1,047,152
Freddie Mac Gold Pool 2.5% 12/1/2051	988,419	820,114
Freddie Mac Gold Pool 2.5% 2/1/2042	1,794,106	1,587,257
Freddie Mac Gold Pool 2.5% 2/1/2051	1,462,483	1,224,425
Freddie Mac Gold Pool 2.5% 5/1/2041	3,794,675	3,377,930
Freddie Mac Gold Pool 2.5% 6/1/2031	19,386	18,667
Freddie Mac Gold Pool 2.5% 6/1/2031	19,276	18,519
Freddie Mac Gold Pool 2.5% 7/1/2031	32,140	30,901
Freddie Mac Gold Pool 2.5% 7/1/2050	1,286,682	1,072,817
Freddie Mac Gold Pool 2.5% 7/1/2050	152,170	127,496
Freddie Mac Gold Pool 2.5% 7/1/2051	1,632,288	1,357,918
Freddie Mac Gold Pool 2.5% 8/1/2031	54,931	52,773
Freddie Mac Gold Pool 3% 1/1/2043	11,196	10,024
Freddie Mac Gold Pool 3% 1/1/2043	9,201	8,299
Freddie Mac Gold Pool 3% 1/1/2052	51,896	44,453
Freddie Mac Gold Pool 3% 10/1/2042	4,377	3,936
Freddie Mac Gold Pool 3% 12/1/2032	5,837	5,624
Freddie Mac Gold Pool 3% 12/1/2042	154,751	139,810
Freddie Mac Gold Pool 3% 12/1/2042	13,795	12,466
Freddie Mac Gold Pool 3% 12/1/2042	5,178	4,659
Freddie Mac Gold Pool 3% 12/1/2046	335,087	293,389
Freddie Mac Gold Pool 3% 12/1/2050	29,136	25,376
Freddie Mac Gold Pool 3% 12/1/2051	378,387	324,351
Freddie Mac Gold Pool 3% 2/1/2037	43,787	40,744
Freddie Mac Gold Pool 3% 2/1/2043	10,778	9,763
Freddie Mac Gold Pool 3% 2/1/2043	7,725	6,951
Freddie Mac Gold Pool 3% 2/1/2043	5,329	4,816
Freddie Mac Gold Pool 3% 2/1/2050	861,919	747,450
Freddie Mac Gold Pool 3% 3/1/2043	6,571	5,932
Freddie Mac Gold Pool 3% 3/1/2048	5,685	4,949
Freddie Mac Gold Pool 3% 4/1/2034	52,291	50,048
Freddie Mac Gold Pool 3% 4/1/2046	16,215	14,278
Freddie Mac Gold Pool 3% 4/1/2046	14,640	12,925
Freddie Mac Gold Pool 3% 5/1/2045	7,658	6,783
Freddie Mac Gold Pool 3% 5/1/2046	247,759	218,463
Freddie Mac Gold Pool 3% 5/1/2046	39,410	34,734
Freddie Mac Gold Pool 3% 6/1/2031	17,565	17,053
Freddie Mac Gold Pool 3% 6/1/2031	6,968	6,769
Freddie Mac Gold Pool 3% 6/1/2031	4,095	3,971
Freddie Mac Gold Pool 3% 6/1/2031	2,424	2,361
Freddie Mac Gold Pool 3% 6/1/2046	253,082	222,724
Freddie Mac Gold Pool 3% 6/1/2050	138,727	120,606
Freddie Mac Gold Pool 3% 7/1/2032	3,463	3,346
Freddie Mac Gold Pool 3% 7/1/2045	16,177	14,354
Freddie Mac Gold Pool 3% 7/1/2045	6,647	6,049
Freddie Mac Gold Pool 3% 8/1/2032	6,214	6,003
Freddie Mac Gold Pool 3% 8/1/2032	3,630	3,507
Freddie Mac Gold Pool 3% 8/1/2045	4,568	4,077
Freddie Mac Gold Pool 3.5% 1/1/2046	31,407	28,646
Freddie Mac Gold Pool 3.5% 1/1/2046	10,377	9,497
Freddie Mac Gold Pool 3.5% 10/1/2040	12,601	11,708
Freddie Mac Gold Pool 3.5% 10/1/2042	7,264	6,729
Freddie Mac Gold Pool 3.5% 11/1/2040	26,137	24,361
Freddie Mac Gold Pool 3.5% 11/1/2045	4,579	4,198
Freddie Mac Gold Pool 3.5% 11/1/2047	44,975	40,914
Freddie Mac Gold Pool 3.5% 11/1/2047	16,905	15,294
Freddie Mac Gold Pool 3.5% 12/1/2033	35,742	34,572
Freddie Mac Gold Pool 3.5% 12/1/2040	24,978	23,266
Freddie Mac Gold Pool 3.5% 12/1/2046	59,298	53,888
Freddie Mac Gold Pool 3.5% 12/1/2047	66,687	60,290
Freddie Mac Gold Pool 3.5% 2/1/2034	376,019	363,882
Freddie Mac Gold Pool 3.5% 2/1/2043	33,594	31,180
Freddie Mac Gold Pool 3.5% 2/1/2043	12,529	11,670
Freddie Mac Gold Pool 3.5% 2/1/2045	3,393	3,134
Freddie Mac Gold Pool 3.5% 2/1/2048	204,404	184,798
Freddie Mac Gold Pool 3.5% 2/1/2048	34,889	31,542
Freddie Mac Gold Pool 3.5% 3/1/2032	210,823	205,438
Freddie Mac Gold Pool 3.5% 3/1/2045	79,672	73,090
Freddie Mac Gold Pool 3.5% 3/1/2045	22,022	20,257
Freddie Mac Gold Pool 3.5% 3/1/2045	17,478	16,049
Freddie Mac Gold Pool 3.5% 3/1/2045	6,627	6,140
Freddie Mac Gold Pool 3.5% 3/1/2046	315,452	289,413
Freddie Mac Gold Pool 3.5% 3/1/2048	80,299	72,597
Freddie Mac Gold Pool 3.5% 4/1/2040	31,013	28,930
Freddie Mac Gold Pool 3.5% 4/1/2042	273,834	255,194
Freddie Mac Gold Pool 3.5% 4/1/2043	39,532	36,539
Freddie Mac Gold Pool 3.5% 4/1/2043	15,596	14,410
Freddie Mac Gold Pool 3.5% 4/1/2046	72,803	66,385
Freddie Mac Gold Pool 3.5% 4/1/2046	60,846	55,663
Freddie Mac Gold Pool 3.5% 4/1/2046	6,481	5,918
Freddie Mac Gold Pool 3.5% 5/1/2034	42,374	40,881
Freddie Mac Gold Pool 3.5% 5/1/2040	56,699	52,934
Freddie Mac Gold Pool 3.5% 5/1/2040	10,507	9,802
Freddie Mac Gold Pool 3.5% 5/1/2045	143,801	131,663
Freddie Mac Gold Pool 3.5% 5/1/2045	7,470	6,852
Freddie Mac Gold Pool 3.5% 5/1/2045	6,371	5,846
Freddie Mac Gold Pool 3.5% 5/1/2045	2,785	2,588
Freddie Mac Gold Pool 3.5% 5/1/2046	606,626	555,206
Freddie Mac Gold Pool 3.5% 6/1/2032	153,971	149,803
Freddie Mac Gold Pool 3.5% 6/1/2040	48,310	45,133
Freddie Mac Gold Pool 3.5% 6/1/2045	306,853	281,744
Freddie Mac Gold Pool 3.5% 6/1/2045	169,605	155,463
Freddie Mac Gold Pool 3.5% 6/1/2045	28,029	25,736
Freddie Mac Gold Pool 3.5% 6/1/2045	16,848	15,485
Freddie Mac Gold Pool 3.5% 7/1/2032	633,527	616,627
Freddie Mac Gold Pool 3.5% 7/1/2040	5,005	4,660
Freddie Mac Gold Pool 3.5% 7/1/2042	881,927	816,485
Freddie Mac Gold Pool 3.5% 7/1/2046	8,695	7,915
Freddie Mac Gold Pool 3.5% 7/1/2051	2,101,716	1,880,467
Freddie Mac Gold Pool 3.5% 8/1/2034	71,631	69,085
Freddie Mac Gold Pool 3.5% 8/1/2040	33,417	31,181
Freddie Mac Gold Pool 3.5% 9/1/2040	22,672	21,216
Freddie Mac Gold Pool 3.5% 9/1/2042	1,104,640	1,021,405
Freddie Mac Gold Pool 3.5% 9/1/2046	767,406	702,745
Freddie Mac Gold Pool 3.5% 9/1/2046	84,044	76,376
Freddie Mac Gold Pool 4% 1/1/2036	128,038	123,196
Freddie Mac Gold Pool 4% 1/1/2039	15,371	14,674
Freddie Mac Gold Pool 4% 1/1/2041	10,355	9,903
Freddie Mac Gold Pool 4% 1/1/2041	4,476	4,292
Freddie Mac Gold Pool 4% 1/1/2043	3,326	3,152
Freddie Mac Gold Pool 4% 1/1/2044	8,255	7,794
Freddie Mac Gold Pool 4% 10/1/2041	80,822	77,154
Freddie Mac Gold Pool 4% 10/1/2041	7,831	7,480
Freddie Mac Gold Pool 4% 10/1/2041	7,780	7,429
Freddie Mac Gold Pool 4% 10/1/2042	4,177	3,978
Freddie Mac Gold Pool 4% 10/1/2042	2,431	2,338
Freddie Mac Gold Pool 4% 10/1/2042	1,747	1,656
Freddie Mac Gold Pool 4% 10/1/2043	20,615	19,519
Freddie Mac Gold Pool 4% 10/1/2043	8,310	7,848
Freddie Mac Gold Pool 4% 10/1/2044	14,622	13,785
Freddie Mac Gold Pool 4% 10/1/2045	5,378	5,092
Freddie Mac Gold Pool 4% 11/1/2041	13,937	13,282
Freddie Mac Gold Pool 4% 11/1/2041	1,579	1,523
Freddie Mac Gold Pool 4% 11/1/2042	175,721	167,788
Freddie Mac Gold Pool 4% 11/1/2042	141,716	135,213
Freddie Mac Gold Pool 4% 11/1/2042	17,337	16,516
Freddie Mac Gold Pool 4% 11/1/2042	15,755	14,950
Freddie Mac Gold Pool 4% 11/1/2042	9,695	9,238
Freddie Mac Gold Pool 4% 11/1/2042	6,310	5,993
Freddie Mac Gold Pool 4% 11/1/2042	541	527
Freddie Mac Gold Pool 4% 11/1/2047	101,254	94,295
Freddie Mac Gold Pool 4% 12/1/2040	2,504	2,399
Freddie Mac Gold Pool 4% 12/1/2042	7,914	7,506
Freddie Mac Gold Pool 4% 12/1/2042	3,460	3,303
Freddie Mac Gold Pool 4% 12/1/2047	176,448	164,320
Freddie Mac Gold Pool 4% 2/1/2041	27,172	25,999
Freddie Mac Gold Pool 4% 2/1/2041	1,597	1,525
Freddie Mac Gold Pool 4% 2/1/2042	36,637	34,909
Freddie Mac Gold Pool 4% 2/1/2042	6,137	5,865
Freddie Mac Gold Pool 4% 2/1/2043	14,665	13,919
Freddie Mac Gold Pool 4% 2/1/2043	11,239	10,650
Freddie Mac Gold Pool 4% 2/1/2043	8,866	8,395
Freddie Mac Gold Pool 4% 2/1/2043	4,881	4,623
Freddie Mac Gold Pool 4% 2/1/2044	8,807	8,343
Freddie Mac Gold Pool 4% 2/1/2044	3,800	3,585
Freddie Mac Gold Pool 4% 2/1/2045	118,154	111,999
Freddie Mac Gold Pool 4% 2/1/2046	41,399	39,109
Freddie Mac Gold Pool 4% 2/1/2048	113,826	105,931
Freddie Mac Gold Pool 4% 2/1/2048	10,602	9,867
Freddie Mac Gold Pool 4% 3/1/2042	6,544	6,231
Freddie Mac Gold Pool 4% 3/1/2042	6,381	6,087
Freddie Mac Gold Pool 4% 3/1/2043	5,481	5,230
Freddie Mac Gold Pool 4% 3/1/2043	2,997	2,839
Freddie Mac Gold Pool 4% 3/1/2044	11,933	11,271
Freddie Mac Gold Pool 4% 4/1/2042	93,864	89,420
Freddie Mac Gold Pool 4% 4/1/2042	74,666	71,249
Freddie Mac Gold Pool 4% 4/1/2042	3,421	3,245
Freddie Mac Gold Pool 4% 4/1/2042	2,449	2,344
Freddie Mac Gold Pool 4% 4/1/2042	1,372	1,301
Freddie Mac Gold Pool 4% 4/1/2043	137,711	131,012
Freddie Mac Gold Pool 4% 4/1/2043	7,776	7,403
Freddie Mac Gold Pool 4% 4/1/2046	42,373	39,904
Freddie Mac Gold Pool 4% 4/1/2048	39,987	37,214
Freddie Mac Gold Pool 4% 4/1/2048	31,791	29,586
Freddie Mac Gold Pool 4% 4/1/2048	15,857	14,742
Freddie Mac Gold Pool 4% 4/1/2048	6,915	6,429
Freddie Mac Gold Pool 4% 4/1/2048	2,074	1,928
Freddie Mac Gold Pool 4% 5/1/2038	183,595	175,274
Freddie Mac Gold Pool 4% 5/1/2042	11,202	10,706
Freddie Mac Gold Pool 4% 5/1/2043	8,548	8,098
Freddie Mac Gold Pool 4% 5/1/2043	3,642	3,444
Freddie Mac Gold Pool 4% 5/1/2045	57,250	54,653
Freddie Mac Gold Pool 4% 5/1/2045	15,554	14,637
Freddie Mac Gold Pool 4% 5/1/2048	234,362	217,887
Freddie Mac Gold Pool 4% 6/1/2038	7,990	7,627
Freddie Mac Gold Pool 4% 6/1/2038	5,899	5,632
Freddie Mac Gold Pool 4% 6/1/2041	3,842	3,667
Freddie Mac Gold Pool 4% 6/1/2043	8,746	8,353
Freddie Mac Gold Pool 4% 6/1/2045	10,172	9,627
Freddie Mac Gold Pool 4% 6/1/2047	677,395	632,105
Freddie Mac Gold Pool 4% 6/1/2047	45,912	42,857
Freddie Mac Gold Pool 4% 7/1/2042	145,356	138,069
Freddie Mac Gold Pool 4% 7/1/2043	17,078	16,176
Freddie Mac Gold Pool 4% 7/1/2043	14,080	13,375
Freddie Mac Gold Pool 4% 7/1/2043	8,568	8,138
Freddie Mac Gold Pool 4% 7/1/2043	6,618	6,257
Freddie Mac Gold Pool 4% 7/1/2043	4,831	4,565
Freddie Mac Gold Pool 4% 7/1/2043	4,087	3,863
Freddie Mac Gold Pool 4% 7/1/2043	2,187	2,068
Freddie Mac Gold Pool 4% 7/1/2044	10,690	10,214
Freddie Mac Gold Pool 4% 7/1/2045	25,230	23,865
Freddie Mac Gold Pool 4% 8/1/2038	36,941	35,267
Freddie Mac Gold Pool 4% 8/1/2038	29,471	28,135
Freddie Mac Gold Pool 4% 8/1/2043	8,944	8,472
Freddie Mac Gold Pool 4% 8/1/2043	7,386	7,053
Freddie Mac Gold Pool 4% 8/1/2043	5,372	5,135
Freddie Mac Gold Pool 4% 8/1/2044	2,226	2,121
Freddie Mac Gold Pool 4% 9/1/2041	10,268	9,801
Freddie Mac Gold Pool 4% 9/1/2041	3,947	3,769
Freddie Mac Gold Pool 4% 9/1/2041	2,872	2,753
Freddie Mac Gold Pool 4% 9/1/2042	59,944	57,119
Freddie Mac Gold Pool 4% 9/1/2042	11,297	10,803
Freddie Mac Gold Pool 4% 9/1/2043	14,657	13,901
Freddie Mac Gold Pool 4% 9/1/2043	13,744	13,025
Freddie Mac Gold Pool 4% 9/1/2043	13,143	12,466
Freddie Mac Gold Pool 4% 9/1/2043	11,613	10,995
Freddie Mac Gold Pool 4% 9/1/2043	9,286	8,777
Freddie Mac Gold Pool 4% 9/1/2043	7,857	7,454
Freddie Mac Gold Pool 4% 9/1/2043	4,811	4,543
Freddie Mac Gold Pool 4% 9/1/2043	373	364
Freddie Mac Gold Pool 4% 9/1/2044	8,349	7,904
Freddie Mac Gold Pool 4.5% 1/1/2040	3,247	3,186
Freddie Mac Gold Pool 4.5% 1/1/2041	3,475	3,403
Freddie Mac Gold Pool 4.5% 1/1/2041	1,945	1,908
Freddie Mac Gold Pool 4.5% 1/1/2042	97,462	95,394
Freddie Mac Gold Pool 4.5% 1/1/2045	3,525	3,441
Freddie Mac Gold Pool 4.5% 1/1/2047	8,076	7,777
Freddie Mac Gold Pool 4.5% 10/1/2039	19,704	19,312
Freddie Mac Gold Pool 4.5% 10/1/2039	4,953	4,850
Freddie Mac Gold Pool 4.5% 10/1/2039	1,888	1,852
Freddie Mac Gold Pool 4.5% 10/1/2040	9,924	9,708
Freddie Mac Gold Pool 4.5% 10/1/2040	4,960	4,850
Freddie Mac Gold Pool 4.5% 10/1/2041	25,954	25,358
Freddie Mac Gold Pool 4.5% 10/1/2043	5,897	5,733
Freddie Mac Gold Pool 4.5% 10/1/2048	135,207	130,357
Freddie Mac Gold Pool 4.5% 10/1/2048	22,327	21,310
Freddie Mac Gold Pool 4.5% 11/1/2031	635	632
Freddie Mac Gold Pool 4.5% 11/1/2040	2,287	2,239
Freddie Mac Gold Pool 4.5% 11/1/2044	30,921	30,001
Freddie Mac Gold Pool 4.5% 12/1/2040	3,756	3,673
Freddie Mac Gold Pool 4.5% 12/1/2040	3,262	3,185
Freddie Mac Gold Pool 4.5% 12/1/2044	7,041	6,830
Freddie Mac Gold Pool 4.5% 12/1/2045	17,711	17,377
Freddie Mac Gold Pool 4.5% 12/1/2046	8,214	7,909
Freddie Mac Gold Pool 4.5% 2/1/2037	262	258
Freddie Mac Gold Pool 4.5% 2/1/2041	14,635	14,330
Freddie Mac Gold Pool 4.5% 2/1/2041	4,314	4,211
Freddie Mac Gold Pool 4.5% 2/1/2041	4,283	4,180
Freddie Mac Gold Pool 4.5% 2/1/2041	4,269	4,177
Freddie Mac Gold Pool 4.5% 2/1/2041	3,993	3,908
Freddie Mac Gold Pool 4.5% 2/1/2041	3,038	2,975
Freddie Mac Gold Pool 4.5% 2/1/2041	2,589	2,540
Freddie Mac Gold Pool 4.5% 2/1/2041	1,842	1,799
Freddie Mac Gold Pool 4.5% 2/1/2044	2,849	2,773
Freddie Mac Gold Pool 4.5% 2/1/2047	30,912	29,755
Freddie Mac Gold Pool 4.5% 3/1/2041	38,990	38,142
Freddie Mac Gold Pool 4.5% 3/1/2041	16,102	15,750
Freddie Mac Gold Pool 4.5% 3/1/2041	4,181	4,094
Freddie Mac Gold Pool 4.5% 3/1/2041	3,664	3,582
Freddie Mac Gold Pool 4.5% 3/1/2041	2,294	2,244
Freddie Mac Gold Pool 4.5% 3/1/2041	908	889
Freddie Mac Gold Pool 4.5% 3/1/2044	2,682	2,607
Freddie Mac Gold Pool 4.5% 4/1/2041	49,517	48,450
Freddie Mac Gold Pool 4.5% 4/1/2041	5,832	5,691
Freddie Mac Gold Pool 4.5% 4/1/2041	5,639	5,514
Freddie Mac Gold Pool 4.5% 5/1/2035	1,664	1,641
Freddie Mac Gold Pool 4.5% 5/1/2039	12,892	12,661
Freddie Mac Gold Pool 4.5% 5/1/2040	597	584
Freddie Mac Gold Pool 4.5% 5/1/2041	5,490	5,355
Freddie Mac Gold Pool 4.5% 5/1/2041	4,047	3,960
Freddie Mac Gold Pool 4.5% 5/1/2045	32,877	31,963
Freddie Mac Gold Pool 4.5% 5/1/2047	91,054	87,645
Freddie Mac Gold Pool 4.5% 5/1/2047	69,054	66,469
Freddie Mac Gold Pool 4.5% 5/1/2047	32,365	31,153
Freddie Mac Gold Pool 4.5% 6/1/2038	1,937	1,911
Freddie Mac Gold Pool 4.5% 6/1/2040	1,222	1,197
Freddie Mac Gold Pool 4.5% 6/1/2041	5,540	5,435
Freddie Mac Gold Pool 4.5% 6/1/2041	4,636	4,532
Freddie Mac Gold Pool 4.5% 6/1/2041	3,881	3,802
Freddie Mac Gold Pool 4.5% 6/1/2041	2,109	2,062
Freddie Mac Gold Pool 4.5% 6/1/2041	1,833	1,801
Freddie Mac Gold Pool 4.5% 6/1/2047	134,141	129,120
Freddie Mac Gold Pool 4.5% 6/1/2047	35,113	33,798
Freddie Mac Gold Pool 4.5% 7/1/2040	7,365	7,215
Freddie Mac Gold Pool 4.5% 7/1/2040	3,433	3,358
Freddie Mac Gold Pool 4.5% 7/1/2040	2,867	2,806
Freddie Mac Gold Pool 4.5% 7/1/2041	2,495	2,441
Freddie Mac Gold Pool 4.5% 7/1/2047	62,772	60,599
Freddie Mac Gold Pool 4.5% 7/1/2047	57,032	54,879
Freddie Mac Gold Pool 4.5% 7/1/2047	28,832	27,744
Freddie Mac Gold Pool 4.5% 8/1/2033	712	704
Freddie Mac Gold Pool 4.5% 8/1/2035	234	231
Freddie Mac Gold Pool 4.5% 8/1/2040	2,529	2,476
Freddie Mac Gold Pool 4.5% 8/1/2040	1,886	1,845
Freddie Mac Gold Pool 4.5% 8/1/2041	16,542	16,188
Freddie Mac Gold Pool 4.5% 8/1/2041	3,113	3,046
Freddie Mac Gold Pool 4.5% 8/1/2041	2,750	2,685
Freddie Mac Gold Pool 4.5% 8/1/2041	2,022	1,980
Freddie Mac Gold Pool 4.5% 9/1/2039	9,556	9,401
Freddie Mac Gold Pool 4.5% 9/1/2040	4,721	4,622
Freddie Mac Gold Pool 4.5% 9/1/2041	42,873	41,997
Freddie Mac Gold Pool 4.5% 9/1/2041	23,725	23,214
Freddie Mac Gold Pool 4.5% 9/1/2041	19,015	18,600
Freddie Mac Gold Pool 5% 1/1/2035	16,796	16,776
Freddie Mac Gold Pool 5% 1/1/2037	766	765
Freddie Mac Gold Pool 5% 1/1/2040	7,727	7,694
Freddie Mac Gold Pool 5% 10/1/2033	2,060	2,058
Freddie Mac Gold Pool 5% 10/1/2033	1,225	1,224
Freddie Mac Gold Pool 5% 10/1/2052	3,724,863	3,654,802
Freddie Mac Gold Pool 5% 11/1/2035	1,198	1,196
Freddie Mac Gold Pool 5% 11/1/2040	1,421	1,416
Freddie Mac Gold Pool 5% 11/1/2052	2,789,272	2,740,296
Freddie Mac Gold Pool 5% 12/1/2033	1,131	1,130
Freddie Mac Gold Pool 5% 12/1/2033	686	685
Freddie Mac Gold Pool 5% 12/1/2033	285	284
Freddie Mac Gold Pool 5% 12/1/2035	3,117	3,110
Freddie Mac Gold Pool 5% 12/1/2052	6,482,085	6,360,164
Freddie Mac Gold Pool 5% 12/1/2052	1,022,783	1,003,546
Freddie Mac Gold Pool 5% 12/1/2052	930,630	911,381
Freddie Mac Gold Pool 5% 2/1/2035	1,923	1,922
Freddie Mac Gold Pool 5% 2/1/2040	1,006	1,001
Freddie Mac Gold Pool 5% 3/1/2041	2,772	2,756
Freddie Mac Gold Pool 5% 4/1/2034	697	695
Freddie Mac Gold Pool 5% 4/1/2035	4,681	4,675
Freddie Mac Gold Pool 5% 4/1/2035	1,842	1,839
Freddie Mac Gold Pool 5% 4/1/2035	1,215	1,213
Freddie Mac Gold Pool 5% 4/1/2036	10,504	10,483
Freddie Mac Gold Pool 5% 4/1/2040	11,775	11,720
Freddie Mac Gold Pool 5% 5/1/2034	808	807
Freddie Mac Gold Pool 5% 5/1/2034	362	361
Freddie Mac Gold Pool 5% 5/1/2034	301	301
Freddie Mac Gold Pool 5% 5/1/2035	4,467	4,459
Freddie Mac Gold Pool 5% 5/1/2035	110	110
Freddie Mac Gold Pool 5% 5/1/2040	1,854	1,846
Freddie Mac Gold Pool 5% 5/1/2052	361,805	356,131
Freddie Mac Gold Pool 5% 6/1/2035	839	838
Freddie Mac Gold Pool 5% 6/1/2035	382	381
Freddie Mac Gold Pool 5% 6/1/2040	6,837	6,806
Freddie Mac Gold Pool 5% 6/1/2040	6,108	6,080
Freddie Mac Gold Pool 5% 6/1/2041	175,328	174,431
Freddie Mac Gold Pool 5% 6/1/2041	3,522	3,502
Freddie Mac Gold Pool 5% 6/1/2052	899,912	885,235
Freddie Mac Gold Pool 5% 7/1/2035	29,226	29,181
Freddie Mac Gold Pool 5% 7/1/2035	3,982	3,974
Freddie Mac Gold Pool 5% 7/1/2040	1,397	1,392
Freddie Mac Gold Pool 5% 7/1/2041	2,917	2,900
Freddie Mac Gold Pool 5% 7/1/2041	2,642	2,628
Freddie Mac Gold Pool 5% 7/1/2041	1,235	1,235
Freddie Mac Gold Pool 5% 7/1/2041	928	926
Freddie Mac Gold Pool 5% 8/1/2033	493	493
Freddie Mac Gold Pool 5% 8/1/2033	154	154
Freddie Mac Gold Pool 5% 8/1/2034	6,839	6,830
Freddie Mac Gold Pool 5% 8/1/2035	536	536
Freddie Mac Gold Pool 5% 8/1/2036	106	106
Freddie Mac Gold Pool 5% 8/1/2040	5,704	5,684
Freddie Mac Gold Pool 5% 9/1/2033	1,636	1,634
Freddie Mac Gold Pool 5% 9/1/2035	3,040	3,034
Freddie Mac Gold Pool 5% 9/1/2035	214	213
Freddie Mac Gold Pool 5% 9/1/2035	24	23
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)	10,581,793	10,652,872
Freddie Mac Gold Pool 6% 1/1/2032	404	411
Freddie Mac Gold Pool 6% 1/1/2032	247	252
Freddie Mac Gold Pool 6% 10/1/2032	197	200
Freddie Mac Gold Pool 6% 11/1/2029	19	18
Freddie Mac Gold Pool 6% 11/1/2031	267	271
Freddie Mac Gold Pool 6% 11/1/2032	2,223	2,263
Freddie Mac Gold Pool 6% 11/1/2053	129,843	132,520
Freddie Mac Gold Pool 6% 12/1/2032	103	105
Freddie Mac Gold Pool 6% 12/1/2037	5,709	5,868
Freddie Mac Gold Pool 6% 12/1/2037	1,720	1,766
Freddie Mac Gold Pool 6% 12/1/2052	1,142,291	1,171,202
Freddie Mac Gold Pool 6% 2/1/2055	1,024,868	1,052,087
Freddie Mac Gold Pool 6% 4/1/2031	203	207
Freddie Mac Gold Pool 6% 4/1/2033	674	687
Freddie Mac Gold Pool 6% 5/1/2033	4,592	4,668
Freddie Mac Gold Pool 6% 6/1/2031	64	65
Freddie Mac Gold Pool 6% 7/1/2029	25	25
Freddie Mac Gold Pool 6% 7/1/2032	528	537
Freddie Mac Gold Pool 6% 7/1/2033	693	707
Freddie Mac Gold Pool 6% 7/1/2037	480	493
Freddie Mac Gold Pool 6% 7/1/2039	2,950,875	3,021,342
Freddie Mac Gold Pool 6% 8/1/2037	5,435	5,574
Freddie Mac Gold Pool 6% 9/1/2033	4,136	4,217
Freddie Mac Gold Pool 6.5% 1/1/2032	1,291	1,331
Freddie Mac Gold Pool 6.5% 10/1/2032	1,254	1,293
Freddie Mac Gold Pool 6.5% 10/1/2053	8,570,374	8,937,664
Freddie Mac Gold Pool 6.5% 10/1/2053	7,823,634	8,173,591
Freddie Mac Gold Pool 6.5% 3/1/2036	13,487	13,904
Freddie Mac Gold Pool 6.5% 4/1/2032	150	155
Freddie Mac Gold Pool 6.5% 7/1/2032	40	41
Freddie Mac Gold Pool 6.5% 8/1/2032	573	591
Freddie Mac Gold Pool 6.5% 8/1/2032	413	426
Freddie Mac Gold Pool 6.5% 8/1/2032	396	408
Freddie Mac Gold Pool 6.5% 9/1/2039	21,748	22,615
Freddie Mac Gold Pool 6.5% 9/1/2053	701,844	734,115
Freddie Mac Gold Pool 6.5% 9/1/2053	683,553	712,847
Freddie Mac Gold Pool 7% 1/1/2036	819	858
Freddie Mac Gold Pool 7% 11/1/2034	1,397	1,463
Freddie Mac Gold Pool 7% 11/1/2034	1,220	1,278
Freddie Mac Gold Pool 7% 4/1/2032	461	482
Freddie Mac Gold Pool 7% 7/1/2029	1,816	1,902
Freddie Mac Gold Pool 7% 9/1/2026	7	6
Freddie Mac Gold Pool 7% 9/1/2035	3,490	3,655
Freddie Mac Gold Pool 7.5% 11/1/2030	19	19
Freddie Mac Gold Pool 8% 2/1/2030	5	5
Freddie Mac Gold Pool 8.5% 8/1/2027	20	19
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	3,756	3,816
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	1,918	1,958
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	2,440	2,497
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	16,126	16,549
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (b)(c)	2,078	2,154
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	19,709	20,481
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	80,452	83,627
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	892	919
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	2,561	2,660
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	276,769	288,819
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	14,062	14,663
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	32,489	33,812
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	19,644	20,448
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (b)(c)	28,724	29,909
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (b)(c)	2,822	2,938
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	54,019	56,338
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	858	873
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	61,845	63,979
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (b)(c)	1,052	1,093
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	16,580	16,898
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 5.73% 4/1/2034 (b)(c)	4,522	4,637
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (b)(c)	3,293	3,365
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (b)(c)	6,722	6,905
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.173% 7/1/2035 (b)(c)	70,625	72,907
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (b)(c)	1,176	1,190
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.665% 1/1/2037 (b)(c)	3,943	4,047
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	11,093	11,356
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.79% 7/1/2035 (b)(c)	2,796	2,857
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	13,544	13,907
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.01% 5/1/2037 (b)(c)	2,803	2,902
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (b)(c)	5,665	5,870
Freddie Mac Non Gold Pool 6% 6/1/2053	2,894,573	2,966,927
Freddie Mac Non Gold Pool 6% 6/1/2053	2,700,994	2,760,913
Freddie Mac Non Gold Pool 6% 6/1/2053	2,256,590	2,309,471
Freddie Mac Non Gold Pool 6% 7/1/2053	2,243,340	2,299,416
Freddie Mac Non Gold Pool 6% 7/1/2053	2,115,842	2,165,424
Freddie Mac Non Gold Pool 6% 9/1/2053	303,723	310,176
Ginnie Mae I Pool 2.5% 8/20/2051	14,830,229	12,353,410
Ginnie Mae I Pool 3% 12/15/2042	37,398	33,608
Ginnie Mae I Pool 3% 12/20/2042	45,496	40,761
Ginnie Mae I Pool 3% 2/15/2045	20,699	18,448
Ginnie Mae I Pool 3% 2/15/2045	20,214	17,968
Ginnie Mae I Pool 3% 2/20/2050	143,785	125,038
Ginnie Mae I Pool 3% 3/15/2045	33,416	29,714
Ginnie Mae I Pool 3% 3/20/2043	30,203	27,073
Ginnie Mae I Pool 3% 3/20/2043	12,468	11,190
Ginnie Mae I Pool 3% 4/15/2043	5,274	4,722
Ginnie Mae I Pool 3% 4/15/2043	4,186	3,764
Ginnie Mae I Pool 3% 4/15/2045	12,347	10,963
Ginnie Mae I Pool 3% 5/15/2042	5,116	4,623
Ginnie Mae I Pool 3% 5/15/2043	3,226	2,905
Ginnie Mae I Pool 3% 6/15/2043	5,139	4,596
Ginnie Mae I Pool 3% 6/15/2043	4,633	4,172
Ginnie Mae I Pool 3% 6/15/2043	2,283	2,071
Ginnie Mae I Pool 3.5% 1/15/2042	16,412	15,130
Ginnie Mae I Pool 3.5% 1/15/2042	14,220	13,125
Ginnie Mae I Pool 3.5% 1/15/2043	19,010	17,551
Ginnie Mae I Pool 3.5% 11/15/2040	2,229	2,070
Ginnie Mae I Pool 3.5% 11/15/2042	41,896	38,703
Ginnie Mae I Pool 3.5% 12/15/2041	16,295	15,062
Ginnie Mae I Pool 3.5% 12/15/2041	15,274	14,102
Ginnie Mae I Pool 3.5% 12/15/2041	9,279	8,613
Ginnie Mae I Pool 3.5% 12/20/2049	16,468	14,760
Ginnie Mae I Pool 3.5% 12/20/2049	6,774	6,076
Ginnie Mae I Pool 3.5% 12/20/2049	5,876	5,256
Ginnie Mae I Pool 3.5% 12/20/2049	2,027	1,815
Ginnie Mae I Pool 3.5% 2/15/2042	17,575	16,274
Ginnie Mae I Pool 3.5% 2/15/2042	15,026	13,865
Ginnie Mae I Pool 3.5% 2/15/2042	13,484	12,435
Ginnie Mae I Pool 3.5% 2/15/2042	5,929	5,492
Ginnie Mae I Pool 3.5% 2/15/2043	79,587	73,675
Ginnie Mae I Pool 3.5% 2/15/2043	3,687	3,407
Ginnie Mae I Pool 3.5% 2/15/2044	12,781	11,713
Ginnie Mae I Pool 3.5% 2/20/2043	23,698	21,843
Ginnie Mae I Pool 3.5% 3/15/2042	3,595	3,345
Ginnie Mae I Pool 3.5% 3/15/2042	1,640	1,519
Ginnie Mae I Pool 3.5% 3/20/2043	10,179	9,385
Ginnie Mae I Pool 3.5% 4/15/2043	68,212	63,165
Ginnie Mae I Pool 3.5% 4/15/2043	13,511	12,429
Ginnie Mae I Pool 3.5% 5/15/2042	4,734	4,397
Ginnie Mae I Pool 3.5% 5/15/2043	3,111	2,887
Ginnie Mae I Pool 3.5% 5/20/2046	13,188	12,009
Ginnie Mae I Pool 3.5% 5/20/2046	5,941	5,393
Ginnie Mae I Pool 3.5% 5/20/2046	5,905	5,358
Ginnie Mae I Pool 3.5% 5/20/2046	4,631	4,221
Ginnie Mae I Pool 3.5% 5/20/2046	3,557	3,228
Ginnie Mae I Pool 3.5% 6/15/2043	4,868	4,472
Ginnie Mae I Pool 3.5% 6/15/2043	4,009	3,703
Ginnie Mae I Pool 3.5% 6/15/2043	2,424	2,260
Ginnie Mae I Pool 3.5% 6/20/2046	25,958	23,589
Ginnie Mae I Pool 3.5% 6/20/2046	8,378	7,623
Ginnie Mae I Pool 3.5% 6/20/2046	7,747	7,028
Ginnie Mae I Pool 3.5% 6/20/2046	7,456	6,758
Ginnie Mae I Pool 3.5% 6/20/2046	7,370	6,702
Ginnie Mae I Pool 3.5% 6/20/2046	4,504	4,095
Ginnie Mae I Pool 3.5% 7/15/2042	11,496	10,623
Ginnie Mae I Pool 3.5% 7/15/2042	3,912	3,617
Ginnie Mae I Pool 3.5% 7/15/2042	1,176	1,086
Ginnie Mae I Pool 3.5% 7/15/2043	2,583	2,379
Ginnie Mae I Pool 3.5% 7/20/2043	21,793	19,975
Ginnie Mae I Pool 3.5% 7/20/2046	231,173	210,359
Ginnie Mae I Pool 3.5% 8/15/2042	1,114	1,028
Ginnie Mae I Pool 3.5% 9/15/2042	3,233	2,980
Ginnie Mae I Pool 3.5% 9/15/2042	1,419	1,309
Ginnie Mae I Pool 4% 1/15/2041	14,540	13,804
Ginnie Mae I Pool 4% 1/15/2042	1,365	1,293
Ginnie Mae I Pool 4% 1/15/2047	10,964	10,115
Ginnie Mae I Pool 4% 1/15/2047	10,571	9,752
Ginnie Mae I Pool 4% 1/15/2047	8,143	7,512
Ginnie Mae I Pool 4% 1/15/2047	3,882	3,581
Ginnie Mae I Pool 4% 10/15/2040	17,541	16,660
Ginnie Mae I Pool 4% 10/15/2040	14,721	14,003
Ginnie Mae I Pool 4% 10/15/2040	13,765	13,076
Ginnie Mae I Pool 4% 10/15/2040	1,854	1,763
Ginnie Mae I Pool 4% 10/15/2041	31,184	29,538
Ginnie Mae I Pool 4% 10/15/2041	14,705	13,946
Ginnie Mae I Pool 4% 10/15/2041	11,182	10,609
Ginnie Mae I Pool 4% 10/15/2041	7,723	7,327
Ginnie Mae I Pool 4% 10/15/2041	5,768	5,466
Ginnie Mae I Pool 4% 10/15/2041	5,035	4,788
Ginnie Mae I Pool 4% 10/15/2041	4,429	4,189
Ginnie Mae I Pool 4% 10/15/2041	2,919	2,765
Ginnie Mae I Pool 4% 10/15/2041	699	661
Ginnie Mae I Pool 4% 10/20/2042	54,532	51,419
Ginnie Mae I Pool 4% 11/15/2040	4,372	4,150
Ginnie Mae I Pool 4% 11/15/2041	27,776	26,325
Ginnie Mae I Pool 4% 12/15/2039	8,495	8,081
Ginnie Mae I Pool 4% 12/15/2040	2,035	1,942
Ginnie Mae I Pool 4% 12/15/2041	10,751	10,207
Ginnie Mae I Pool 4% 12/15/2041	9,259	8,767
Ginnie Mae I Pool 4% 12/15/2041	5,188	4,915
Ginnie Mae I Pool 4% 12/15/2041	3,341	3,165
Ginnie Mae I Pool 4% 12/15/2041	620	588
Ginnie Mae I Pool 4% 12/15/2046	2,398	2,243
Ginnie Mae I Pool 4% 2/15/2040	12,377	11,760
Ginnie Mae I Pool 4% 2/15/2040	8,638	8,209
Ginnie Mae I Pool 4% 2/15/2040	8,136	7,766
Ginnie Mae I Pool 4% 2/15/2041	3,425	3,254
Ginnie Mae I Pool 4% 2/15/2041	2,680	2,538
Ginnie Mae I Pool 4% 2/15/2042	3,931	3,724
Ginnie Mae I Pool 4% 2/15/2045	14,515	13,650
Ginnie Mae I Pool 4% 3/15/2040	63,401	60,268
Ginnie Mae I Pool 4% 3/15/2041	31,608	30,046
Ginnie Mae I Pool 4% 3/15/2042	13,911	13,168
Ginnie Mae I Pool 4% 3/15/2042	2,952	2,789
Ginnie Mae I Pool 4% 3/20/2047	27,854	25,913
Ginnie Mae I Pool 4% 4/15/2043	10,546	9,961
Ginnie Mae I Pool 4% 4/15/2046	88,330	83,009
Ginnie Mae I Pool 4% 4/20/2048	11,344	10,455
Ginnie Mae I Pool 4% 4/20/2048	11,239	10,358
Ginnie Mae I Pool 4% 5/15/2045	12,127	11,381
Ginnie Mae I Pool 4% 5/20/2049	21,438	19,677
Ginnie Mae I Pool 4% 6/15/2041	3,093	2,934
Ginnie Mae I Pool 4% 6/15/2042	1,684	1,590
Ginnie Mae I Pool 4% 6/15/2045	3,621	3,408
Ginnie Mae I Pool 4% 7/15/2041	870	823
Ginnie Mae I Pool 4% 7/15/2045	9,899	9,290
Ginnie Mae I Pool 4% 7/15/2046	7,366	6,892
Ginnie Mae I Pool 4% 7/15/2046	5,883	5,512
Ginnie Mae I Pool 4% 8/15/2039	2,333	2,224
Ginnie Mae I Pool 4% 9/15/2039	2,574	2,461
Ginnie Mae I Pool 4% 9/15/2041	12,683	12,023
Ginnie Mae I Pool 4.5% 11/15/2039	10,065	9,801
Ginnie Mae I Pool 4.5% 11/15/2039	2,888	2,817
Ginnie Mae I Pool 4.5% 11/15/2039	2,315	2,264
Ginnie Mae I Pool 4.5% 11/15/2039	1,408	1,375
Ginnie Mae I Pool 4.5% 12/15/2039	2,752	2,692
Ginnie Mae I Pool 4.5% 2/15/2040	7,632	7,421
Ginnie Mae I Pool 4.5% 2/15/2040	6,966	6,799
Ginnie Mae I Pool 4.5% 2/15/2040	4,953	4,838
Ginnie Mae I Pool 4.5% 2/15/2040	4,368	4,264
Ginnie Mae I Pool 4.5% 2/15/2040	3,411	3,337
Ginnie Mae I Pool 4.5% 2/15/2040	2,738	2,672
Ginnie Mae I Pool 4.5% 2/15/2040	2,434	2,376
Ginnie Mae I Pool 4.5% 3/15/2040	18,907	18,455
Ginnie Mae I Pool 4.5% 3/15/2040	2,140	2,087
Ginnie Mae I Pool 4.5% 3/15/2041	42,862	41,741
Ginnie Mae I Pool 4.5% 3/15/2041	1,160	1,132
Ginnie Mae I Pool 4.5% 4/15/2040	8,383	8,191
Ginnie Mae I Pool 4.5% 5/15/2039	1,407	1,375
Ginnie Mae I Pool 4.5% 5/15/2040	8,165	7,969
Ginnie Mae I Pool 4.5% 5/15/2040	1,181	1,150
Ginnie Mae I Pool 4.5% 6/15/2039	4,972	4,863
Ginnie Mae I Pool 4.5% 6/15/2039	4,520	4,415
Ginnie Mae I Pool 4.5% 6/15/2040	37,307	36,313
Ginnie Mae I Pool 4.5% 6/15/2040	21,011	20,510
Ginnie Mae I Pool 4.5% 6/15/2040	9,751	9,513
Ginnie Mae I Pool 4.5% 6/15/2040	5,468	5,336
Ginnie Mae I Pool 4.5% 6/15/2040	5,292	5,165
Ginnie Mae I Pool 4.5% 6/15/2040	4,694	4,581
Ginnie Mae I Pool 4.5% 6/15/2040	4,267	4,163
Ginnie Mae I Pool 4.5% 6/15/2041	69,436	67,672
Ginnie Mae I Pool 4.5% 7/15/2039	3,725	3,640
Ginnie Mae I Pool 4.5% 7/15/2040	15,419	15,049
Ginnie Mae I Pool 4.5% 7/15/2040	14,291	13,951
Ginnie Mae I Pool 4.5% 7/15/2040	10,531	10,284
Ginnie Mae I Pool 4.5% 7/15/2040	8,486	8,283
Ginnie Mae I Pool 4.5% 7/15/2040	7,883	7,694
Ginnie Mae I Pool 4.5% 7/15/2040	6,932	6,761
Ginnie Mae I Pool 4.5% 7/15/2040	817	796
Ginnie Mae I Pool 4.5% 8/15/2039	40,205	39,278
Ginnie Mae I Pool 4.5% 8/15/2039	25,975	25,376
Ginnie Mae I Pool 4.5% 8/15/2039	21,061	20,583
Ginnie Mae I Pool 4.5% 8/15/2039	8,264	8,069
Ginnie Mae I Pool 4.5% 8/15/2039	4,649	4,545
Ginnie Mae I Pool 4.5% 8/15/2039	719	702
Ginnie Mae I Pool 4.5% 8/15/2040	2,399	2,341
Ginnie Mae I Pool 4.5% 9/15/2039	7,537	7,362
Ginnie Mae I Pool 4.5% 9/15/2039	3,633	3,549
Ginnie Mae I Pool 5% 10/15/2039	2,873	2,868
Ginnie Mae I Pool 5% 10/15/2039	2,300	2,295
Ginnie Mae I Pool 5% 10/15/2039	1,822	1,819
Ginnie Mae I Pool 5% 10/15/2039	1,119	1,117
Ginnie Mae I Pool 5% 11/15/2039	2,892	2,886
Ginnie Mae I Pool 5% 12/15/2039	2,996	2,990
Ginnie Mae I Pool 5% 12/15/2039	1,720	1,716
Ginnie Mae I Pool 5% 2/15/2039	543	542
Ginnie Mae I Pool 5% 3/15/2041	2,936	2,924
Ginnie Mae I Pool 5% 4/15/2040	28,228	28,169
Ginnie Mae I Pool 5% 4/15/2040	19,989	19,949
Ginnie Mae I Pool 5% 4/15/2041	3,822	3,812
Ginnie Mae I Pool 5% 4/20/2048	254,928	253,223
Ginnie Mae I Pool 5% 5/15/2039	6,735	6,724
Ginnie Mae I Pool 5% 5/15/2039	2,843	2,837
Ginnie Mae I Pool 5% 6/15/2040	61,430	61,302
Ginnie Mae I Pool 5% 6/15/2040	1,615	1,612
Ginnie Mae I Pool 5% 6/15/2040	1,149	1,146
Ginnie Mae I Pool 5% 6/15/2041	460	459
Ginnie Mae I Pool 5% 7/15/2039	5,210	5,202
Ginnie Mae I Pool 5% 7/15/2039	2,797	2,791
Ginnie Mae I Pool 5% 7/15/2040	3,719	3,711
Ginnie Mae I Pool 5% 7/15/2040	3,054	3,047
Ginnie Mae I Pool 5% 7/15/2040	1,651	1,647
Ginnie Mae I Pool 5% 8/15/2039	2,527	2,523
Ginnie Mae I Pool 5% 8/15/2039	2,204	2,200
Ginnie Mae I Pool 5% 8/15/2040	5,176	5,164
Ginnie Mae I Pool 5% 8/15/2040	4,230	4,221
Ginnie Mae I Pool 5% 8/15/2040	4,064	4,054
Ginnie Mae I Pool 5% 9/15/2039	16,062	16,035
Ginnie Mae I Pool 5% 9/15/2039	4,007	4,000
Ginnie Mae I Pool 5% 9/15/2039	2,366	2,361
Ginnie Mae I Pool 5% 9/15/2039	1,054	1,052
Ginnie Mae I Pool 5% 9/15/2040	2,967	2,961
Ginnie Mae I Pool 5% 9/15/2040	1,694	1,690
Ginnie Mae I Pool 5% 9/15/2041	45,653	45,564
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(e)	1,161	1,139
Ginnie Mae I Pool 5.5% 1/15/2039	2,831	2,869
Ginnie Mae I Pool 5.5% 10/15/2035	2,255	2,291
Ginnie Mae I Pool 5.5% 3/15/2039	495	502
Ginnie Mae I Pool 5.5% 7/15/2038	439	446
Ginnie Mae I Pool 5.5% 9/15/2039	13,502	13,691
Ginnie Mae I Pool 5.5% 9/15/2039	9,082	9,209
Ginnie Mae I Pool 6% 5/15/2040	35,092	35,889
Ginnie Mae I Pool 6% 6/15/2036	865,932	887,219
Ginnie Mae I Pool 6.5% 10/15/2034	1,396	1,450
Ginnie Mae I Pool 6.5% 11/15/2034	386	398
Ginnie Mae I Pool 6.5% 8/15/2034	1,769	1,836
Ginnie Mae I Pool 6.5% 8/15/2036	323	338
Ginnie Mae I Pool 6.5% 9/15/2034	622	645
Ginnie Mae I Pool 7% 1/15/2028	7	7
Ginnie Mae I Pool 7% 1/15/2029	11	11
Ginnie Mae I Pool 7% 1/15/2031	47	48
Ginnie Mae I Pool 7% 1/15/2032	279	284
Ginnie Mae I Pool 7% 10/15/2028	76	77
Ginnie Mae I Pool 7% 12/15/2028	12	12
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2028	11	11
Ginnie Mae I Pool 7% 2/15/2032	201	203
Ginnie Mae I Pool 7% 3/15/2028	15	15
Ginnie Mae I Pool 7% 3/15/2028	7	7
Ginnie Mae I Pool 7% 3/15/2028	6	6
Ginnie Mae I Pool 7% 3/15/2031	25	26
Ginnie Mae I Pool 7% 3/15/2031	18	18
Ginnie Mae I Pool 7% 3/15/2032	163	166
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	19	19
Ginnie Mae I Pool 7% 4/15/2028	5	5
Ginnie Mae I Pool 7% 4/15/2032	130	132
Ginnie Mae I Pool 7% 4/15/2032	18	19
Ginnie Mae I Pool 7% 4/20/2032	2,603	2,683
Ginnie Mae I Pool 7% 5/15/2032	54	55
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	34	35
Ginnie Mae I Pool 7% 6/15/2028	11	11
Ginnie Mae I Pool 7% 6/15/2028	7	7
Ginnie Mae I Pool 7% 6/15/2031	204	207
Ginnie Mae I Pool 7% 6/15/2032	25	26
Ginnie Mae I Pool 7% 7/15/2028	35	35
Ginnie Mae I Pool 7% 7/15/2032	45	46
Ginnie Mae I Pool 7% 8/15/2031	129	131
Ginnie Mae I Pool 7% 8/15/2032	57	57
Ginnie Mae I Pool 7% 9/15/2028	34	34
Ginnie Mae I Pool 7% 9/15/2031	104	106
Ginnie Mae I Pool 7% 9/15/2031	11	12
Ginnie Mae I Pool 7.5% 1/15/2031	19	19
Ginnie Mae I Pool 7.5% 10/15/2027	23	23
Ginnie Mae I Pool 7.5% 3/15/2028	499	503
Ginnie Mae I Pool 7.5% 4/15/2027	5	5
Ginnie Mae I Pool 7.5% 6/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2027	15	15
Ginnie Mae I Pool 7.5% 7/15/2028	87	89
Ginnie Mae I Pool 7.5% 7/15/2029	18	18
Ginnie Mae I Pool 7.5% 8/15/2027	7	7
Ginnie Mae I Pool 7.5% 8/15/2028	18	18
Ginnie Mae I Pool 7.5% 9/15/2027	44	44
Ginnie Mae I Pool 7.5% 9/15/2028	54	55
Ginnie Mae I Pool 8% 12/15/2027	27	27
Ginnie Mae I Pool 8% 12/15/2027	5	5
Ginnie Mae I Pool 8% 7/15/2027	7	7
Ginnie Mae I Pool 8% 8/15/2027	2	1
Ginnie Mae I Pool 8% 8/15/2027	1	0
Ginnie Mae I Pool 8.5% 1/15/2031	184	189
Ginnie Mae I Pool 8.5% 7/15/2030	13	13
Ginnie Mae I Pool 8.5% 8/15/2029	8	9
Ginnie Mae II Pool 2% 10/20/2050	7,432,363	5,973,402
Ginnie Mae II Pool 2% 11/20/2050	4,867,440	3,911,969
Ginnie Mae II Pool 2% 12/20/2050	11,163,090	8,971,793
Ginnie Mae II Pool 2% 9/20/2050	1,774,641	1,427,946
Ginnie Mae II Pool 2.5% 12/20/2051	3,799,622	3,181,665
Ginnie Mae II Pool 2.5% 5/20/2052	1,657,469	1,387,904
Ginnie Mae II Pool 3% 1/20/2043	243,402	220,116
Ginnie Mae II Pool 3% 10/20/2043	19,714	17,772
Ginnie Mae II Pool 3% 12/20/2042	21,390	19,343
Ginnie Mae II Pool 3% 8/20/2042	3,367	3,049
Ginnie Mae II Pool 3.5% 1/20/2042	2,152	1,998
Ginnie Mae II Pool 3.5% 1/20/2044	3,282	3,026
Ginnie Mae II Pool 3.5% 11/20/2041	99,408	92,321
Ginnie Mae II Pool 3.5% 12/20/2041	42,915	39,856
Ginnie Mae II Pool 3.5% 2/20/2043	19,710	18,233
Ginnie Mae II Pool 3.5% 3/20/2043	24,267	22,443
Ginnie Mae II Pool 3.5% 3/20/2044	3,659	3,372
Ginnie Mae II Pool 3.5% 4/20/2043	26,287	24,304
Ginnie Mae II Pool 3.5% 5/20/2043	251,315	231,353
Ginnie Mae II Pool 3.5% 5/20/2046	11,493	10,439
Ginnie Mae II Pool 3.5% 5/20/2046	3,159	2,895
Ginnie Mae II Pool 3.5% 6/20/2043	49,359	45,611
Ginnie Mae II Pool 3.5% 9/20/2043	290,489	268,111
Ginnie Mae II Pool 4% 1/20/2041	1,569	1,492
Ginnie Mae II Pool 4% 1/20/2042	13,021	12,351
Ginnie Mae II Pool 4% 1/20/2046	2,805	2,635
Ginnie Mae II Pool 4% 10/20/2040	13,798	13,125
Ginnie Mae II Pool 4% 10/20/2041	229,448	217,769
Ginnie Mae II Pool 4% 10/20/2044	140,910	132,823
Ginnie Mae II Pool 4% 11/20/2040	173,563	165,028
Ginnie Mae II Pool 4% 11/20/2041	7,682	7,288
Ginnie Mae II Pool 4% 11/20/2044	302,625	285,032
Ginnie Mae II Pool 4% 12/20/2044	8,233	7,755
Ginnie Mae II Pool 4% 12/20/2045	3,156	2,965
Ginnie Mae II Pool 4% 2/20/2041	3,723	3,539
Ginnie Mae II Pool 4% 3/20/2041	14,611	13,889
Ginnie Mae II Pool 4% 3/20/2047	3,105,150	2,884,920
Ginnie Mae II Pool 4% 4/20/2042	46,695	44,267
Ginnie Mae II Pool 4% 4/20/2047	633,759	588,810
Ginnie Mae II Pool 4% 5/20/2046	43,539	40,882
Ginnie Mae II Pool 4% 6/20/2045	137,530	129,398
Ginnie Mae II Pool 4% 7/20/2044	7,598	7,166
Ginnie Mae II Pool 4% 8/20/2041	1,615	1,533
Ginnie Mae II Pool 4% 8/20/2043	17,369	16,414
Ginnie Mae II Pool 4% 8/20/2044	19,632	18,512
Ginnie Mae II Pool 4% 8/20/2045	453,573	426,329
Ginnie Mae II Pool 4% 9/20/2040	63,293	60,201
Ginnie Mae II Pool 4.5% 1/20/2041	15,920	15,512
Ginnie Mae II Pool 4.5% 10/20/2039	2,539	2,434
Ginnie Mae II Pool 4.5% 10/20/2040	35,674	34,182
Ginnie Mae II Pool 4.5% 10/20/2040	3,402	3,316
Ginnie Mae II Pool 4.5% 11/20/2040	12,526	11,983
Ginnie Mae II Pool 4.5% 11/20/2040	3,410	3,324
Ginnie Mae II Pool 4.5% 12/20/2039	14,093	13,517
Ginnie Mae II Pool 4.5% 12/20/2040	7,172	6,861
Ginnie Mae II Pool 4.5% 2/20/2041	57,539	56,064
Ginnie Mae II Pool 4.5% 2/20/2041	619	593
Ginnie Mae II Pool 4.5% 3/20/2036	1,207	1,185
Ginnie Mae II Pool 4.5% 3/20/2041	3,754	3,658
Ginnie Mae II Pool 4.5% 4/20/2040	6,726	6,440
Ginnie Mae II Pool 4.5% 4/20/2041	34,540	33,651
Ginnie Mae II Pool 4.5% 5/20/2040	3,965	3,867
Ginnie Mae II Pool 4.5% 5/20/2041	148,540	144,702
Ginnie Mae II Pool 4.5% 6/20/2033	528	520
Ginnie Mae II Pool 4.5% 6/20/2039	2,774	2,663
Ginnie Mae II Pool 4.5% 6/20/2040	6,496	6,231
Ginnie Mae II Pool 4.5% 6/20/2041	93,544	91,108
Ginnie Mae II Pool 4.5% 7/20/2039	485	479
Ginnie Mae II Pool 4.5% 7/20/2040	6,578	6,413
Ginnie Mae II Pool 4.5% 7/20/2040	571	548
Ginnie Mae II Pool 4.5% 8/20/2040	861	839
Ginnie Mae II Pool 4.5% 9/20/2040	35,623	34,725
Ginnie Mae II Pool 5% 9/20/2033	23,157	23,141
Ginnie Mae II Pool 5.5% 10/1/2056 (d)	7,225,000	7,167,027
Ginnie Mae II Pool 5.5% 12/20/2054	649,685	647,863
Ginnie Mae II Pool 5.5% 9/1/2056 (d)	10,650,000	10,579,938
Ginnie Mae II Pool 6% 11/20/2031	605	614
Ginnie Mae II Pool 6% 12/20/2054	513,358	522,770
Ginnie Mae II Pool 6% 5/20/2032	2,960	3,004
Ginnie Mae II Pool 6.5% 11/20/2031	114	118
Ginnie Mae II Pool 6.5% 3/20/2031	131	135
Ginnie Mae II Pool 7% 2/20/2032	707	729
Ginnie Mae II Pool 7% 3/20/2032	404	416
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	34,825,000	27,149,894
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	48,850,000	38,106,815
Uniform Mortgage Backed Securities 4% 9/1/2056 (d)	12,050,000	11,000,803
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	36,225,000	34,016,123
Uniform Mortgage Backed Securities 5% 9/1/2056 (d)	2,900,000	2,799,179
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (d)	2,900,000	2,871,453
Uniform Mortgage Backed Securities 6% 10/1/2056 (d)	4,100,000	4,139,870
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	7,600,000	7,686,078
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	6,700,000	6,905,188
TOTAL UNITED STATES		425,211,066
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $438,150,264)		425,211,066

U.S. Government Agency Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 2.6%
Financial Services - 2.6%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.815% 1/19/2029 (b)(c)	17,080,000	17,079,698
Federal Home Loan Bank U.S. SOFR Index + 0.22%, 3.87% 7/23/2029 (b)(c)	20,100,000	20,099,809
TOTAL FINANCIALS		37,179,507
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,264,751
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,643,965
TOTAL UTILITIES		4,908,716
TOTAL UNITED STATES		42,088,223
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,227,170)		42,088,223

U.S. Treasury Obligations - 58.3%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	32,682,000	17,718,495
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	80,553,600	56,277,388
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	54,399,000	41,523,862
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	77,529,098
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	28,640,000	26,632,963
US Treasury Bonds 4.625% 2/15/2046	4.90 to 5.19	4,960,000	4,586,450
US Treasury Bonds 4.75% 2/15/2056	4.97 to 5.24	13,940,000	12,907,569
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	5,122,269	4,503,433
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.93	1,813,574	1,594,158
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	24,439,186
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.64	115,150,000	112,788,526
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.85	110,960,000	108,636,775
US Treasury Notes 3.875% 4/15/2029	3.81 to 3.94	37,260,000	36,785,517
US Treasury Notes 3.875% 5/15/2029	4.02	39,880,000	39,356,575
US Treasury Notes 4% 11/15/2035	4.07 to 4.38	147,680,000	139,730,663
US Treasury Notes 4.125% 2/15/2036	3.97 to 4.65	56,990,000	54,363,117
US Treasury Notes 4.125% 4/30/2033	4.49	110,000	107,008
US Treasury Notes 4.125% 5/31/2031	4.25	7,500,000	7,381,934
US Treasury Notes 4.125% 6/15/2029	4.15	15,260,000	15,149,127
US Treasury Notes 4.125% 7/15/2029	4.28	5,170,000	5,130,821
US Treasury Notes 4.25% 5/31/2033	4.32	19,040,000	18,651,763
US Treasury Notes 4.375% 5/15/2036	4.72	910,000	884,122
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25 to 2.29	3,535,460	3,375,943
TOTAL U.S. TREASURY OBLIGATIONS (Cost $877,211,139)			810,054,493

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $23,601,285)	3.69	23,598,767	23,603,487

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	33,990,000	353,803
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	209,610
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	18,210,000	292,959
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	205,766
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring May 2029	4/2028	47,000,000	411,075
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	57,500,000	854,908
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	21,000,000	303,155
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	50,700,000	171,584
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring April 2029	3/2028	28,000,000	253,713

TOTAL PURCHASED SWAPTIONS (Cost $1,887,485)			3,056,573

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $1,617,455,882)	1,537,925,348
NET OTHER ASSETS (LIABILITIES) - (10.6)%	(147,577,055)
NET ASSETS - 100.0%	1,390,348,293

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(9,075,000)	(9,015,299)
Uniform Mortgage Backed Securities 2% 9/1/2056	(38,600,000)	(30,111,015)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(29,600,000)	(26,264,219)
Uniform Mortgage Backed Securities 4% 10/1/2056	(12,050,000)	(10,991,859)
Uniform Mortgage Backed Securities 4% 9/1/2056	(12,050,000)	(11,000,803)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(36,225,000)	(33,982,165)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(36,225,000)	(34,016,124)
Uniform Mortgage Backed Securities 5% 9/1/2056	(19,600,000)	(18,918,594)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(6,700,000)	(6,634,047)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(180,934,125)

TOTAL TBA SALE COMMITMENTS (Proceeds $182,094,144)		(180,934,125)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,870,000	(174,751)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,700,000	(150,889)

TOTAL CALL SWAPTIONS			(325,640)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(467,084))			(325,640)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	235	12/2026	25,324,922	(64,329)
CBOT 2Y US Treasury Notes Contracts (United States)	1,766	12/2026	362,526,688	(896,746)
TOTAL LONG				(961,075)
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(21)	12/2026	(2,313,938)	21,779
TOTAL FUTURES CONTRACTS				(939,296)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2036	3,520,000	(178,852)	166,448	(12,404)
U.S. SOFR Index(2)	Annual	3%	Annual	LCH	9/2028	144,310,000	3,360,902	(2,787,897)	573,005
U.S. SOFR Index(2)	Annual	4%	Annual	LCH	9/2041	760,000	43,901	(39,249)	4,652
4%	Annual	U.S. SOFR Index(2)	Annual	LCH	9/2056	4,099,000	(376,724)	267,849	(108,875)
TOTAL INTEREST RATE SWAPS							2,849,227	(2,392,849)	456,378

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Represents floating rate.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,433,142.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,700,054.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	66,297,356	679,526,560	722,223,952	1,271,316	3,473	50	23,603,487	23,598,767
Fidelity Securities Lending Cash Central Fund	-	114,943,901	114,943,901	4,373	-	-	-	-
	66,297,356	794,470,461	837,167,853	1,275,689	3,473	50	23,603,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	150,033,185	-	150,033,185	-

Commercial Mortgage Securities	83,878,321	-	83,878,321	-

U.S. Government Agency - Mortgage Securities	425,211,066	-	425,211,066	-

U.S. Government Agency Obligations
Financials	37,179,507	-	37,179,507	-
Utilities	4,908,716	-	4,908,716	-

U.S. Treasury Obligations	810,054,493	-	810,054,493	-

Money Market Funds	23,603,487	23,603,487	-	-

Purchased Swaptions	3,056,573	-	3,056,573	-
Total Investments in Securities:	1,537,925,348	23,603,487	1,514,321,861	-
Derivative Instruments:

Assets
Futures Contracts	21,779	21,779	-	-
Swaps	3,404,803	-	3,404,803	-
Total Assets	3,426,582	21,779	3,404,803	-

Liabilities
Futures Contracts	(961,075)	(961,075)	-	-
Swaps	(555,576)	-	(555,576)	-
Written Swaptions	(325,640)	-	(325,640)	-
Total Liabilities	(1,842,291)	(961,075)	(881,216)	-
Total Derivative Instruments:	1,584,291	(939,296)	2,523,587	-
Other Financial Instruments:

TBA Sale Commitments	(180,934,125)	-	(180,934,125)	-
Total Other Financial Instruments:	(180,934,125)	-	(180,934,125)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,514,321,861
Investments in securities, at value - affiliated issuers	23,603,487
Receivable for investments sold	40,397
Receivable for premium on written options	467,084
Receivable for TBA sale commitments	182,094,144
Receivable for fund shares sold	732,041
Interest receivable	8,000,635
Distributions receivable from affiliated funds	32,306
Receivable for variation margin on futures contracts	73,828
Receivable from investment adviser for expense reductions	2,909
Other receivables	127,179
Total assets	1,729,495,871
Liabilities
Payable for investments purchased	1,887,486
Payable for investments purchased, delayed delivery	152,981,543
TBA sale commitments, at value	180,934,125
Payable for fund shares redeemed	2,121,674
Distributions payable	281,950
Accrued management fee	328,158
Transfer agent fee payable	125,768
Distribution and service plan fees payable	39,074
Payable for variation margin on centrally cleared swaps	43,030
Written options, at value	325,640
Other affiliated payables	79,130
Total liabilities	339,147,578
Net Assets	$1,390,348,293
Net assets consist of:
Paid in capital	1,948,791,145
Total accumulated earnings (loss)	(558,442,852)
Net Assets	$1,390,348,293

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($86,165,777/9,533,903 shares) a	$9.04
Maximum offering price per share (100/96.00 of $9.04)	$9.41
Class M
Net Asset Value and redemption price per share ($59,325,008/6,565,115 shares) a	$9.04
Maximum offering price per share (100/96.00 of $9.04)	$9.41
Class C
Net Asset Value and offering price per share ($10,235,511/1,139,513 shares) a	$8.98
Fidelity® Government Income Fund
Net Asset Value, offering price and redemption price per share ($1,027,721,441/113,883,570 shares)	$9.02
Class I
Net Asset Value, offering price and redemption price per share ($101,909,247/11,274,773 shares)	$9.04
Class Z
Net Asset Value, offering price and redemption price per share ($104,991,309/11,610,750 shares)	$9.04

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,593,854,597
Affiliated issuers, cost	23,601,285
Written options premium received	467,084
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$1,275,689
Interest	61,754,764
Total investment income	63,030,453
Expenses
Management fee	4,265,715
Transfer agent fees	1,610,352
Distribution and service plan fees	488,440
Fund wide operations fee	1,029,422
Independent trustees' fees and expenses	3,357
Total expenses	7,397,286
Expense reductions	(67,862)
Total expenses after reductions	7,329,424
Net investment income (loss)	55,701,029
Net realized gain (loss)
Investments - unaffiliated issuers	(17,267,509)
Investments - affiliated issuers	3,473
Futures contracts	(5,363,319)
Swaps	2,535,264
Written options	162,166
Net realized gain (loss)	(19,929,925)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(9,328,061)
Investments - affiliated issuers	50
Futures contracts	(2,207,856)
Swaps	1,998,877
Written options	141,444
TBA sale commitments	1,673,734
Total change in net unrealized appreciation (depreciation)	(7,721,812)
Net gain (loss)	(27,651,737)
Net increase (decrease) in net assets resulting from operations	$28,049,292
Other Information
Income from securities lending - Affiliated Issuers	4,373

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,701,029	$70,115,600
Net realized gain (loss)	(19,929,925)	(22,202,841)
Change in net unrealized appreciation (depreciation)	(7,721,812)	(6,714,963)
Net increase (decrease) in net assets resulting from operations	$28,049,292	$41,197,796
Distributions to shareholders
Distributions to shareholders	(52,642,826)	(71,644,983)
Total distributions	(52,642,826)	(71,644,983)
Net increase (decrease) in net assets resulting from share transactions	(285,915,448)	(593,653,487)
Total increase (decrease) in net assets	(310,508,982)	(624,100,674)
Net Assets
Beginning of period	1,700,857,275	2,324,957,949
End of period	$1,390,348,293	$1,700,857,275
Financial Highlights
Fidelity Advisor® Government Income Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.78
Income from Investment Operations
Net investment income (loss) A, B	.31	.31	.28	.19	.08
Net realized and unrealized gain (loss)	(.19)	(.13)	.26	(.46)	(1.27)
Total from investment operations	.12	.18	.54	(.27)	(1.19)
Distributions
Distributions from net investment income	(.29)	(.32)	(.25)	(.18)	(.08)
Total distributions	(.29)	(.32)	(.25)	(.18)	(.08)
Net asset value, end of period	$9.04	$9.21	$9.35	$9.06	$9.51
Total Return C, D	1.32%	1.97%	6.11%	(2.87)%	(11.11)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.79%	.79%	.79%	.79%	.77%
Ratio of expenses to average net assets net of fee waivers, if any	.79%	.79%	.79%	.79%	.77%
Ratio of expenses to average net assets net of all reductions, if any	.79%	.79%	.79%	.79%	.77%
Ratio of net investment income (loss) to average net assets	3.38%	3.38%	3.06%	2.05%	.74%
Net assets, end of period	$86,165,777	$87,002,310	$97,176,671	$103,375,935	$119,338,529
Portfolio turnover rate G	286%	279%	393%	354%	318% H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.77
Income from Investment Operations
Net investment income (loss) A, B	.31	.31	.28	.19	.08
Net realized and unrealized gain (loss)	(.18)	(.13)	.27	(.46)	(1.26)
Total from investment operations	.13	.18	.55	(.27)	(1.18)
Distributions
Distributions from net investment income	(.30)	(.32)	(.26)	(.18)	(.08)
Total distributions	(.30)	(.32)	(.26)	(.18)	(.08)
Net asset value, end of period	$9.04	$9.21	$9.35	$9.06	$9.51
Total Return C, D	1.35%	2.00%	6.14%	(2.85)%	(11.01)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.76%	.76%	.76%	.76%	.76%
Ratio of expenses to average net assets net of fee waivers, if any	.76%	.76%	.76%	.76%	.76%
Ratio of expenses to average net assets net of all reductions, if any	.76%	.76%	.76%	.76%	.76%
Ratio of net investment income (loss) to average net assets	3.41%	3.42%	3.09%	2.07%	.75%
Net assets, end of period	$59,325,008	$67,088,040	$73,032,702	$83,063,177	$95,430,353
Portfolio turnover rate G	286%	279%	393%	354%	318% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.15	$9.29	$9.01	$9.45	$10.73
Income from Investment Operations
Net investment income (loss) A, B	.24	.24	.21	.12	.00 C
Net realized and unrealized gain (loss)	(.19)	(.13)	.25	(.45)	(1.26)
Total from investment operations	.05	.11	.46	(.33)	(1.26)
Distributions
Distributions from net investment income	(.22)	(.25)	(.18)	(.11)	(.02)
Total distributions	(.22)	(.25)	(.18)	(.11)	(.02)
Net asset value, end of period	$8.98	$9.15	$9.29	$9.01	$9.45
Total Return D, E	.55%	1.20%	5.23%	(3.52)%	(11.78)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.54%	1.55%	1.54%	1.54%	1.53%
Ratio of expenses to average net assets net of fee waivers, if any	1.54%	1.55%	1.54%	1.54%	1.53%
Ratio of expenses to average net assets net of all reductions, if any	1.54%	1.55%	1.54%	1.54%	1.53%
Ratio of net investment income (loss) to average net assets	2.63%	2.63%	2.31%	1.29%	(.02)%
Net assets, end of period	$10,235,511	$11,555,344	$15,724,720	$26,095,144	$32,728,815
Portfolio turnover rate H	286%	279%	393%	354%	318% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Government Income Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.19	$9.33	$9.05	$9.49	$10.76
Income from Investment Operations
Net investment income (loss) A, B	.34	.34	.31	.22	.11
Net realized and unrealized gain (loss)	(.19)	(.13)	.25	(.45)	(1.27)
Total from investment operations	.15	.21	.56	(.23)	(1.16)
Distributions
Distributions from net investment income	(.32)	(.35)	(.28)	(.21)	(.11)
Total distributions	(.32)	(.35)	(.28)	(.21)	(.11)
Net asset value, end of period	$9.02	$9.19	$9.33	$9.05	$9.49
Total Return C	1.66%	2.31%	6.36%	(2.44)%	(10.84)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.72%	3.73%	3.40%	2.38%	1.06%
Net assets, end of period	$1,027,721,441	$1,160,130,986	$1,474,666,142	$1,556,472,022	$1,755,646,991
Portfolio turnover rate F	286%	279%	393%	354%	318% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.78
Income from Investment Operations
Net investment income (loss) A, B	.34	.34	.30	.22	.11
Net realized and unrealized gain (loss)	(.19)	(.14)	.27	(.47)	(1.28)
Total from investment operations	.15	.20	.57	(.25)	(1.17)
Distributions
Distributions from net investment income	(.32)	(.34)	(.28)	(.20)	(.10)
Total distributions	(.32)	(.34)	(.28)	(.20)	(.10)
Net asset value, end of period	$9.04	$9.21	$9.35	$9.06	$9.51
Total Return C	1.62%	2.27%	6.42%	(2.59)%	(10.85)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.49%	.49%	.50%	.50%	.49%
Ratio of expenses to average net assets net of fee waivers, if any	.49%	.49%	.50%	.50%	.49%
Ratio of expenses to average net assets net of all reductions, if any	.49%	.49%	.50%	.50%	.49%
Ratio of net investment income (loss) to average net assets	3.67%	3.68%	3.35%	2.34%	1.02%
Net assets, end of period	$101,909,247	$135,439,298	$174,237,263	$195,394,746	$199,011,791
Portfolio turnover rate F	286%	279%	393%	354%	318% G

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.07	$9.51	$10.78
Income from Investment Operations
Net investment income (loss) A, B	.35	.35	.32	.23	.12
Net realized and unrealized gain (loss)	(.19)	(.13)	.25	(.45)	(1.27)
Total from investment operations	.16	.22	.57	(.22)	(1.15)
Distributions
Distributions from net investment income	(.33)	(.36)	(.29)	(.22)	(.12)
Total distributions	(.33)	(.36)	(.29)	(.22)	(.12)
Net asset value, end of period	$9.04	$9.21	$9.35	$9.07	$9.51
Total Return C	1.76%	2.41%	6.45%	(2.35)%	(10.74)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	3.78%	3.82%	3.49%	2.47%	1.15%
Net assets, end of period	$104,991,309	$239,641,297	$490,120,451	$1,698,760,311	$1,393,639,678
Portfolio turnover rate F	286%	279%	393%	354%	318% G

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Government Income Fund	Class A, Class M, Class C, Fidelity® Government Income Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, market discount, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Government Income Fund	1,617,660,230	8,098,964	(84,150,237)	(76,051,273)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Government Income Fund	5,060,770	(487,280,259)	(76,223,362)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Government Income Fund	(189,836,125)	(297,444,134)	(487,280,259)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Government Income Fund	52,642,826	52,642,826

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Government Income Fund	71,644,983	71,644,983

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options,  a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity® Government Income Fund
Interest Rate Risk
Futures Contracts	21,779	(961,075)	(5,363,319)	(2,207,856)
Swaps	3,404,803	(555,576)	2,535,264	1,998,877
Purchased Swaptions	3,056,573	-	(524,005)	1,478,045
Written Swaptions		(325,640)	162,166	141,444
Total Interest Rate Risk	6,483,155	(1,842,291)	(3,189,894)	1,410,510
Totals	6,483,155	(1,842,291)	(3,189,894)	1,410,510

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Government Income Fund
Futures Contracts	414,454,166
Purchased Swaptions	149,825,833
Written Swaptions	13,329,167
Swaps	185,049,583

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Government Income Fund	2,504,307,368	2,499,605,674

  5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Government Income Fund	0.282

Pursuant to the expense contract, the investment adviser pays class-level operating expenses for Fidelity® Government Income Fund so that total expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense, do not exceed class-level average net assets as presented in the table below. This agreement does not apply to any of the other classes, and any change or modification that would increase expenses can only be made with shareholder approval.

Annual Expense Contract Rate (%)
Fidelity® Government Income Fund	.45

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Government Income Fund
Class A	-	.25	217,851	4,867
Class M	-	.25	160,772	283
Class C	.75	.25	109,817	10,623
			488,440	15,773

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Government Income Fund
Class A A	4.00	.75	14,416
Class M A	4.00	.25	1,003
Class C B	-	1.00	573
			15,992

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rates were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Government Income Fund
Class A	166,673	asset/account based	.19
Class M	102,524	asset/account based	.16
Class C	21,214	asset/account based	.19
Fidelity® Government Income Fund	1,077,113	asset-based	.10
Class I	163,356	asset/account based	.14
Class Z	79,472	asset-based	.05

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity® Government Income Fund	0.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Government Income Fund	466	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Government Income Fund
Class Z	0.36	December 31, 2027	64,426

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Government Income Fund	3,436

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Government Income Fund
Class A	2,768,080	3,115,217
Class M	2,060,579	2,348,087
Class C	265,978	372,769
Fidelity® Government Income Fund	37,854,044	48,559,587
Class I	4,000,188	5,565,821
Class Z	5,693,957	11,683,502
Total	52,642,826	71,644,983

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Government Income Fund
Class A
Shares sold	2,039,511	2,027,823	18,783,708	18,603,526
Reinvestment of distributions	292,785	329,052	2,698,029	3,012,239
Shares redeemed	(2,246,423)	(3,305,417)	(20,718,369)	(30,238,850)
Net increase (decrease)	85,873	(948,542)	763,368	(8,623,085)
Class M
Shares sold	1,329,206	1,630,118	12,295,821	14,919,763
Reinvestment of distributions	216,881	246,888	1,999,174	2,259,607
Shares redeemed	(2,267,531)	(2,405,085)	(20,957,049)	(22,020,853)
Net increase (decrease)	(721,444)	(528,079)	(6,662,054)	(4,841,483)
Class C
Shares sold	181,129	303,471	1,664,959	2,765,080
Reinvestment of distributions	28,863	40,454	264,431	367,737
Shares redeemed	(333,079)	(774,104)	(3,056,978)	(7,030,364)
Net increase (decrease)	(123,087)	(430,179)	(1,127,588)	(3,897,547)
Fidelity® Government Income Fund
Shares sold	25,297,690	28,608,495	232,930,260	261,610,576
Reinvestment of distributions	3,832,577	4,973,468	35,280,040	45,466,475
Shares redeemed	(41,419,954)	(65,407,666)	(382,228,840)	(599,219,560)
Net increase (decrease)	(12,289,687)	(31,825,703)	(114,018,540)	(292,142,509)
Class I
Shares sold	3,677,480	5,793,249	33,902,681	53,184,218
Reinvestment of distributions	422,913	592,799	3,902,239	5,427,985
Shares redeemed	(7,532,273)	(10,319,903)	(69,670,063)	(94,718,260)
Net increase (decrease)	(3,431,880)	(3,933,855)	(31,865,143)	(36,106,057)
Class Z
Shares sold	5,993,573	12,843,407	55,382,389	117,504,489
Reinvestment of distributions	543,703	1,196,042	5,028,886	10,953,058
Shares redeemed	(20,936,612)	(40,435,808)	(193,416,766)	(376,500,353)
Net increase (decrease)	(14,399,336)	(26,396,359)	(133,005,491)	(248,042,806)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 54.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $64,996,877 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $52,642,826 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.537760.130
GOV-ANN-1026
Fidelity® Environmental Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Environmental Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (f) (Cost $188,108)	190,712	156,942

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (f)	100,000	100,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (e)	160,000	141,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	183,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (e)	200,000	185,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	287,530
TOTAL UNITED STATES		898,158
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $939,231)		898,158

Foreign Government and Government Agency Obligations - 1.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Treasury Corp of Victoria 2% 9/17/2035	AUD	37,000	19,755
CANADA - 0.1%
Canadian Government 3% 3/1/2032	CAD	45,000	31,802
GERMANY - 0.6%
German Federal Republic 1.3% 10/15/2027 (c)	EUR	30,000	34,284
German Federal Republic 2.1% 4/12/2029 (c)	EUR	105,000	119,491
German Federal Republic 2.5% 2/15/2035 (c)	EUR	50,000	54,976
TOTAL GERMANY			208,751
JAPAN - 0.0%
Japan Government 2.1% 12/20/2035	JPY	1,400,000	8,248
MEXICO - 0.6%
United Mexican States 6.25% 8/27/2037		200,000	196,154
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (c)	GBP	20,000	20,838
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $486,223)			485,548

Non-Convertible Corporate Bonds - 40.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (c)	AUD	20,000	13,941
BELGIUM - 0.6%
Financials - 0.6%
Banks - 0.6%
KBC Group NV 4.932% 10/16/2030 (e)(f)		200,000	199,116
CANADA - 1.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
TELUS Corp 3.4% 5/13/2032		300,000	269,283
Financials - 0.6%
Banks - 0.6%
Bank of Nova Scotia/The 4.247% 2/2/2030 (e)		100,000	98,437
Royal Bank of Canada 3.375% 6/15/2030 (c)(e)	EUR	100,000	115,300
TOTAL FINANCIALS			213,737
TOTAL CANADA			483,020
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(e)	EUR	100,000	119,673
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 3.739% 4/20/2034 (c)(e)	EUR	100,000	112,720
BNP Paribas SA 5.786% 1/13/2033 (e)(f)		39,000	39,566

TOTAL FRANCE			152,286
GERMANY - 2.5%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BMW US Capital LLC 4.65% 3/19/2031 (f)		100,000	97,626
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	120,489
Financials - 1.1%
Banks - 0.7%
Commerzbank AG 3.625% 1/14/2032 (c)(e)	EUR	100,000	114,897
Volkswagen Bank GmbH 2.75% 6/19/2028 (c)	EUR	100,000	114,565
			229,462
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (e)		150,000	153,589
TOTAL FINANCIALS			383,051
Materials - 0.0%
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (c)	EUR	10,000	11,480
Utilities - 0.8%
Electric Utilities - 0.4%
Amprion GmbH 3.162% 1/15/2031 (c)	EUR	100,000	113,317
Tennet GmbH & Co KG 3.25% 7/15/2030 (c)	EUR	10,000	11,470
			124,787
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.125% 9/18/2035 (f)		150,000	143,277
TOTAL UTILITIES			268,064
TOTAL GERMANY			880,710
IRELAND - 1.3%
Financials - 0.8%
Banks - 0.3%
Bank of Ireland Group PLC 5% 7/4/2031 (c)(e)	EUR	100,000	121,215
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		150,000	142,573
TOTAL FINANCIALS			263,788
Materials - 0.5%
Containers & Packaging - 0.5%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	200,957
TOTAL IRELAND			464,745
ITALY - 1.7%
Financials - 0.6%
Banks - 0.6%
Intesa Sanpaolo SpA 5% 6/29/2030 (e)(f)		200,000	198,888
Utilities - 1.1%
Electric Utilities - 0.5%
ENEL Finance International NV 4.875% 7/13/2031 (f)		200,000	196,439
Gas Utilities - 0.6%
Snam SpA 5% 5/28/2030 (f)		200,000	199,004
TOTAL UTILITIES			395,443
TOTAL ITALY			594,331
JAPAN - 1.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 5.2588% 11/1/2033 (f)		200,000	195,812
Financials - 0.6%
Banks - 0.6%
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (e)		200,000	197,048
TOTAL JAPAN			392,860
LUXEMBOURG - 1.0%
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (c)	EUR	100,000	106,539
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	100,000	117,941
P3 Group Sarl 4% 4/19/2032 (c)	EUR	100,000	114,071

TOTAL LUXEMBOURG			338,551
NETHERLANDS - 1.9%
Financials - 0.9%
Banks - 0.9%
ING Bank NV 3.25% 5/12/2029 (c)	EUR	100,000	115,595
ING Groep NV 4.803% 3/23/2032 (e)		200,000	196,225
TOTAL FINANCIALS			311,820
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	88,610
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		14,000	13,593
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		41,000	39,785
TOTAL INFORMATION TECHNOLOGY			141,988
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CTP NV 1.5% 9/27/2031 (c)	EUR	100,000	101,945
Vesteda Finance BV 3.75% 7/16/2030 (c)	EUR	100,000	115,305
TOTAL REAL ESTATE			217,250
TOTAL NETHERLANDS			671,058
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.625% 5/28/2032 (c)(e)	EUR	100,000	114,927
SPAIN - 0.6%
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (f)		200,000	195,848
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Svenska Handelsbanken AB 3.5% 4/29/2033 (c)	EUR	100,000	113,246
UNITED KINGDOM - 4.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)		100,000	81,113
Financials - 2.4%
Banks - 2.4%
Barclays PLC 5.367% 2/25/2031 (e)		200,000	200,762
HSBC Holdings PLC 4.711% 5/12/2030 (e)		200,000	197,999
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(e)	EUR	100,000	116,133
NatWest Group PLC 3.673% 8/5/2031 (c)(e)	EUR	100,000	115,726
NatWest Group PLC 4.964% 8/15/2030 (e)		200,000	199,762
TOTAL FINANCIALS			830,382
Utilities - 1.7%
Electric Utilities - 0.6%
National Grid Electricity Transmission PLC 3.563% 2/3/2034 (c)	EUR	100,000	112,276
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	100,000	112,626
			224,902
Multi-Utilities - 0.3%
Cadent Finance PLC 4% 7/7/2036 (c)	EUR	100,000	112,060
Water Utilities - 0.8%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (c)	EUR	100,000	114,684
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	100,000	132,412
			247,096
TOTAL UTILITIES			584,058
TOTAL UNITED KINGDOM			1,495,553
UNITED STATES - 22.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.4% 2/15/2034		75,000	74,483
HUT 8 DC LLC 6.192% 11/15/2042 (f)		31,000	30,107
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (f)		11,000	10,843
			115,433
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		29,000	28,010
Meta Platforms Inc 5.25% 5/15/2036		22,000	21,173
			49,183
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032		50,000	50,054
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		120,000	116,984
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		120,000	108,914
			275,952
TOTAL COMMUNICATION SERVICES			440,568
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc 4.65% 3/16/2031		103,000	101,552
Leisure Products - 0.1%
Hasbro Inc 4.65% 3/12/2031		53,000	51,876
Specialty Retail - 0.2%
Tractor Supply Co 5.2% 1/30/2032		70,000	69,856
TOTAL CONSUMER DISCRETIONARY			223,284
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Partners LP 5.35% 11/30/2036 (f)		18,000	17,505
Financials - 11.6%
Banks - 3.0%
Bank of America Corp 4.456% 2/6/2032 (e)		100,000	97,154
Bank of America Corp 5.425% 8/15/2035 (e)		100,000	98,201
Fifth Third Bancorp 4.895% 9/6/2030 (e)		100,000	99,495
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (f)		100,000	92,841
JPMorgan Chase & Co 4.255% 10/22/2031 (e)		300,000	290,324
JPMorgan Chase & Co 4.603% 10/22/2030 (e)		150,000	148,347
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (e)		150,000	151,595
Wells Fargo & Co 5.244% 1/24/2031 (e)		55,000	55,298
			1,033,255
Capital Markets - 5.4%
Ares Capital Corp 5.55% 1/15/2030		22,000	21,784
Athene Global Funding 2.5% 3/24/2028 (f)		250,000	240,187
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	198,173
Equitable America Global Funding 5.125% 6/15/2031 (f)		73,000	72,255
GA Global Funding Trust 5.2% 12/9/2031 (f)		150,000	146,163
GA Global Funding Trust 5.4% 1/13/2030 (f)		150,000	149,102
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (e)		66,000	63,932
Goldman Sachs Group Inc/The 5.24% 7/21/2032 (e)		125,000	124,283
HPS Corporate Lending Fund 5.45% 11/15/2030		98,000	94,764
Morgan Stanley 4.356% 10/22/2031 (e)		150,000	145,079
Morgan Stanley 4.493% 1/16/2032 (e)		39,000	37,800
Morgan Stanley 4.654% 10/18/2030 (e)		100,000	98,904
Morgan Stanley 4.708% 3/12/2032 (e)		100,000	97,614
Morgan Stanley 5.17% 7/14/2032 (e)		9,000	8,933
Morgan Stanley 5.23% 1/15/2031 (e)		79,000	79,285
Morgan Stanley 5.449% 7/20/2029 (e)		150,000	151,548
MSCI Inc 5.15% 3/15/2036		14,000	13,287
MSCI Inc 5.25% 9/1/2035		117,000	112,135
Nuveen LLC 5.55% 1/15/2030 (f)		18,000	18,127
			1,873,355
Consumer Finance - 1.9%
American Express Co 4.456% 2/10/2032 (e)		150,000	145,967
Capital One Financial Corp 7.149% 10/29/2027 (e)		100,000	100,398
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	200,193
Stellantis Financial Services US Corp 5.4% 6/15/2029 (f)		200,000	197,555
Synchrony Financial 5.45% 10/15/2030 (e)		10,000	9,991
			654,104
Financial Services - 0.3%
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (f)		110,000	108,704
Insurance - 1.0%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	11,849
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	145,490
Assurant Inc 5.55% 2/15/2036		47,000	45,943
Corebridge Global Funding 4.8% 5/29/2029 (f)		100,000	99,546
Jackson National Life Global Funding 5.25% 6/16/2031 (f)		46,000	45,561
Liberty Mutual Group Inc 5.25% 5/1/2036 (f)		18,000	17,390
			365,779
TOTAL FINANCIALS			4,035,197
Health Care - 1.4%
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.656% 3/23/2031		93,000	91,396
Health Care Providers & Services - 1.1%
CVS Health Corp 5.25% 1/30/2031		100,000	100,546
CVS Health Corp 5.875% 6/1/2053		50,000	46,421
Icon Investments Six DAC 5.421% 8/13/2031 (f)		200,000	198,974
UnitedHealth Group Inc 5.3% 6/15/2035		49,000	48,733
			394,674
TOTAL HEALTH CARE			486,070
Industrials - 0.8%
Ground Transportation - 0.3%
Uber Technologies Inc 4.8% 9/15/2034		100,000	95,605
Uber Technologies Inc 4.8% 9/15/2035		18,000	17,046
			112,651
Marine Transportation - 0.3%
AP Moller - Maersk A/S 5.875% 9/14/2033 (f)		100,000	102,480
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		6,000	5,809
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 4.4% 3/24/2028 (f)		18,000	17,888
Sumisho Air Lease Corp 4.5% 3/24/2029 (f)		18,000	17,771
Sumisho Air Lease Corp 4.85% 3/24/2031 (f)		22,000	21,527
			57,186
TOTAL INDUSTRIALS			278,126
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.75% 10/6/2032		32,000	31,057
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	95,210
Dell International LLC / EMC Corp 5% 2/15/2034		24,000	23,249
Dell International LLC / EMC Corp 5.25% 2/15/2037		29,000	27,864
			177,380
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 4.55% 2/15/2032		200,000	191,510
Software - 0.1%
Oracle Corp 4.8% 9/26/2032		29,000	26,813
Oracle Corp 5.2% 9/26/2035		27,000	24,221
			51,034
TOTAL INFORMATION TECHNOLOGY			419,924
Materials - 0.6%
Chemicals - 0.6%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	194,504
Real Estate - 1.6%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 5.625% 1/15/2033		75,000	73,733
Health Care REITs - 0.3%
Healthpeak OP LLC 5.375% 2/15/2035		100,000	98,429
Office REITs - 0.5%
Kilroy Realty LP 2.5% 11/15/2032		200,000	164,310
Real Estate Management & Development - 0.2%
Extra Space Storage LP 4.9% 2/1/2032		69,000	67,830
Residential REITs - 0.3%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	49,588
Invitation Homes Operating Partnership LP 4.95% 2/1/2032		41,000	40,156
			89,744
Retail REITs - 0.0%
Regency Centers LP 4.5% 3/15/2033		9,000	8,599
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		68,000	65,633
TOTAL REAL ESTATE			568,278
Utilities - 3.7%
Electric Utilities - 2.6%
AEP Texas Inc 5.2% 4/15/2036		10,000	9,635
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)		200,000	180,726
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	308,451
FirstEnergy Pennsylvania Electric Co 4.55% 3/15/2031 (f)		100,000	97,825
MidAmerican Energy Co 5.35% 1/15/2034		150,000	151,166
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	47,727
Public Service Co of Oklahoma 5.4% 2/15/2034		16,000	15,937
Southwestern Electric Power Co 5.2% 4/1/2036		15,000	14,484
Southwestern Electric Power Co 5.3% 4/1/2033		19,000	18,860
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	49,105
			893,916
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The 2.45% 1/15/2031		400,000	352,912
AES Corp/The 5.2% 7/15/2029		5,000	5,001
			357,913
Multi-Utilities - 0.1%
NiSource Inc 4.75% 5/18/2031		11,000	10,845
NiSource Inc 5.3% 5/18/2036		28,000	27,263
			38,108
TOTAL UTILITIES			1,289,937
TOTAL UNITED STATES			7,953,393
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,322,214)			14,183,258

Preferred Securities - 1.3%
		Principal Amount (a)	Value ($)
FRANCE - 0.3%
Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA 4.3712% (c)(d)(e)	EUR	100,000	115,684
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	115,725
NETHERLANDS - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	118,319
SPAIN - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 4.247% (c)(d)(e)	EUR	100,000	115,896
TOTAL PREFERRED SECURITIES (Cost $459,211)			465,624

U.S. Government Agency - Mortgage Securities - 17.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.7%
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	96,515	87,568
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	167,359	131,981
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	780,119	667,495
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	470,632	445,938
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	229,894	223,213
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	163,237	158,815
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	168,190	163,728
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	84,704	82,409
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	104,447	104,072
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	38,216	39,473
Freddie Mac Gold Pool 1.5% 12/1/2031	104,464	98,853
Freddie Mac Gold Pool 2% 1/1/2052	641,082	504,762
Freddie Mac Gold Pool 2% 10/1/2051	929,167	727,716
Freddie Mac Gold Pool 2% 3/1/2052	183,004	143,919
Freddie Mac Gold Pool 2% 4/1/2051	66,864	52,793
Freddie Mac Gold Pool 2.5% 2/1/2052	620,281	510,203
Freddie Mac Gold Pool 2.5% 3/1/2052	803,041	660,530
Freddie Mac Gold Pool 5% 6/1/2053	154,528	150,560
Freddie Mac Gold Pool 5% 7/1/2054	494,223	479,367
Freddie Mac Gold Pool 5.5% 10/1/2053	141,303	140,839
Freddie Mac Gold Pool 6% 10/1/2053	442,146	449,018
Freddie Mac Gold Pool 6.5% 6/1/2053	31,396	32,508
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	175,000	142,830
TOTAL UNITED STATES		6,198,590
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,562,842)		6,198,590

U.S. Treasury Obligations - 35.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.25% 8/15/2054	4.97	40,000	34,060
US Treasury Bonds 4.625% 2/15/2055 (h)	4.50 to 5.05	1,660,000	1,504,570
US Treasury Bonds 4.75% 2/15/2056	4.98	1,255,000	1,162,052
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.93	700,000	647,363
US Treasury Bonds 4.75% 8/15/2055	4.73	180,000	166,507
US Treasury Bonds 5% 5/15/2056	4.87 to 5.00	485,000	467,419
US Treasury Notes 2.875% 5/15/2032 (h)	3.00	47,000	43,066
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	52,418
US Treasury Notes 3.75% 2/28/2033	4.15	1,163,000	1,108,802
US Treasury Notes 3.875% 12/31/2032	3.95	960,000	922,950
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	54,147
US Treasury Notes 4% 11/15/2035	4.15 to 4.19	775,000	733,283
US Treasury Notes 4% 4/30/2032	3.93	350,000	340,580
US Treasury Notes 4% 6/30/2032	4.18	400,000	388,766
US Treasury Notes 4.125% 2/15/2036	4.38 to 4.61	1,155,000	1,101,762
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	342,918
US Treasury Notes 4.25% 3/31/2033	4.31	685,000	671,755
US Treasury Notes 4.25% 5/31/2033	4.29 to 4.32	135,000	132,247
US Treasury Notes 4.375% 5/15/2036	4.50 to 4.74	1,075,000	1,044,430
US Treasury Notes 4.5% 8/31/2033	4.62	1,200,000	1,192,125
US Treasury Notes 4.625% 9/30/2028	4.60	153,000	153,801
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,696,321)			12,265,021

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $269,394)	3.69	269,347	269,401

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $35,923,544)	34,922,542
NET OTHER ASSETS (LIABILITIES) - 0.3%	100,004
NET ASSETS - 100.0%	35,022,546

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 5Y US Treasury Notes Contracts (United States)	4	12/2026	423,031	(1,866)
SHORT
Eurex Euro-Bobl Contracts (Germany)	(12)	9/2026	(1,579,243)	23,313
Eurex Euro-Bund Contracts (Germany)	(3)	9/2026	(429,518)	10,636
Eurex Euro-Schatz Contracts (Germany)	(4)	9/2026	(489,222)	2,715
TOTAL SHORT				36,664
TOTAL FUTURES CONTRACTS				34,798

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,807	JPMorgan Chase Bank NA	9/2026	1
USD	34,345	AUD	48,000	JPMorgan Chase Bank NA	9/2026	(38)
USD	32,584	CAD	45,000	JPMorgan Chase Bank NA	9/2026	76
USD	3,293,045	EUR	2,817,000	BNP Paribas SA	9/2026	17,521
USD	2,325	EUR	2,000	JPMorgan Chase Bank NA	9/2026	0
USD	174,501	GBP	128,000	JPMorgan Chase Bank NA	9/2026	1,056
USD	8,498	JPY	1,350,000	JPMorgan Chase Bank NA	9/2026	29

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						18,645
Unrealized Appreciation						18,683
Unrealized Depreciation						(38)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,379,766 or 9.7% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,687,580 or 10.5% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $65,378.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,361,549	11,262,422	13,354,396	52,181	(181)	7	269,401	269,347
	2,361,549	11,262,422	13,354,396	52,181	(181)	7	269,401

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	156,942	-	156,942	-

Commercial Mortgage Securities	898,158	-	898,158	-

Foreign Government and Government Agency Obligations	485,548	-	485,548	-

Non-Convertible Corporate Bonds
Communication Services	986,776	-	986,776	-
Consumer Discretionary	320,910	-	320,910	-
Consumer Staples	120,489	-	120,489	-
Energy	17,505	-	17,505	-
Financials	7,133,159	-	7,133,159	-
Health Care	486,070	-	486,070	-
Industrials	278,126	-	278,126	-
Information Technology	561,912	-	561,912	-
Materials	406,941	-	406,941	-
Real Estate	1,138,020	-	1,138,020	-
Utilities	2,733,350	-	2,733,350	-

Preferred Securities
Utilities	465,624	-	465,624	-

U.S. Government Agency - Mortgage Securities	6,198,590	-	6,198,590	-

U.S. Treasury Obligations	12,265,021	-	12,265,021	-

Money Market Funds	269,401	269,401	-	-
Total Investments in Securities:	34,922,542	269,401	34,653,141	-
Derivative Instruments:

Assets
Futures Contracts	36,664	36,664	-	-
Forward Foreign Currency Contracts	18,683	-	18,683	-
Total Assets	55,347	36,664	18,683	-

Liabilities
Futures Contracts	(1,866)	(1,866)	-	-
Forward Foreign Currency Contracts	(38)	-	(38)	-
Total Liabilities	(1,904)	(1,866)	(38)	-
Total Derivative Instruments:	53,443	34,798	18,645	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$34,653,141
Investments in securities, at value - affiliated issuers	269,401
Cash	33,174
Foreign currency held at value	24,457
Receivable for investments sold	1,176,328
Unrealized appreciation on forward foreign currency contracts	18,683
Receivable for fund shares sold	11,622
Interest receivable	287,698
Distributions receivable from affiliated funds	1,267
Receivable for variation margin on futures contracts	4,203
Receivable from investment adviser for expense reductions	601
Total assets	36,480,575
Liabilities
Payable for investments purchased	1,196,684
Payable for investments purchased, delayed delivery	143,097
Unrealized depreciation on forward foreign currency contracts	38
Payable for fund shares redeemed	34,866
Distributions payable	69,903
Accrued management fee	10,274
Transfer agent fee payable	2,063
Distribution and service plan fees payable	1,053
Other payables and accrued expenses	51
Total liabilities	1,458,029
Net Assets	$35,022,546
Net assets consist of:
Paid in capital	47,642,565
Total accumulated earnings (loss)	(12,620,019)
Net Assets	$35,022,546

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($1,091,121/130,518 shares) a	$8.36
Maximum offering price per share (100/96.00 of $8.36)	$8.71
Class M
Net Asset Value and redemption price per share ($815,182/97,511 shares) a	$8.36
Maximum offering price per share (100/96.00 of $8.36)	$8.71
Class C
Net Asset Value and offering price per share ($785,901/94,099 shares) a	$8.35
Fidelity® Environmental Bond Fund
Net Asset Value, offering price and redemption price per share ($10,900,070/1,303,845 shares)	$8.36
Class I
Net Asset Value, offering price and redemption price per share ($785,173/94,000 shares)	$8.35
Class Z
Net Asset Value, offering price and redemption price per share ($20,645,099/2,469,611 shares)	$8.36

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	35,654,150
Affiliated issuers, cost	269,394
Foreign currency holdings, cost	24,426
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$14,297
Dividends - affiliated issuers	52,181
Interest	1,847,992
Total investment income	1,914,470
Expenses
Management fee	153,454
Transfer agent fees	29,157
Distribution and service plan fees	12,954
Independent trustees' fees and expenses	98
Total expenses	195,663
Expense reductions	(13,632)
Total expenses after reductions	182,031
Net investment income (loss)	1,732,439
Net realized gain (loss)
Investments - unaffiliated issuers	(897,833)
Investments - affiliated issuers	(181)
Forward foreign currency contracts	69,559
Foreign currency transactions	58,380
Futures contracts	31,760
Net realized gain (loss)	(738,315)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(260,894)
Investments - affiliated issuers	7
Forward foreign currency contracts	(7,167)
Assets and liabilities in foreign currencies	(1,290)
Futures contracts	20,454
TBA sale commitments	1,507
Total change in net unrealized appreciation (depreciation)	(247,383)
Net gain (loss)	(985,698)
Net increase (decrease) in net assets resulting from operations	$746,741

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,732,439	$1,626,795
Net realized gain (loss)	(738,315)	(478,620)
Change in net unrealized appreciation (depreciation)	(247,383)	218,917
Net increase (decrease) in net assets resulting from operations	$746,741	$1,367,092
Distributions to shareholders
Distributions to shareholders	(1,706,655)	(1,558,498)
Total distributions	(1,706,655)	(1,558,498)
Net increase (decrease) in net assets resulting from share transactions	(11,507,707)	10,179,638
Total increase (decrease) in net assets	(12,467,621)	9,988,232
Net Assets
Beginning of period	47,490,167	37,501,935
End of period	$35,022,546	$47,490,167
Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10
Income from Investment Operations
Net investment income (loss) A, B	.32	.31	.29	.22	.10
Net realized and unrealized gain (loss)	(.21)	(.07)	.30	(.33)	(1.39)
Total from investment operations	.11	.24	.59	(.11)	(1.29)
Distributions
Distributions from net investment income	(.31)	(.30)	(.26)	(.31)	(.10) C
Distributions from net realized gain	-	-	-	-	(.01) C
Total distributions	(.31)	(.30)	(.26)	(.31)	(.11)
Net asset value, end of period	$8.36	$8.56	$8.62	$8.29	$8.71
Total Return D, E	1.26%	2.81%	7.31%	(1.30)%	(12.79)%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.70%	.69%	.69%	.71%	.67%
Ratio of expenses to average net assets net of fee waivers, if any	.70%	.69%	.69%	.71%	.67%
Ratio of expenses to average net assets net of all reductions, if any	.69%	.69%	.69%	.70%	.67%
Ratio of net investment income (loss) to average net assets	3.69%	3.64%	3.47%	2.66%	1.07%
Net assets, end of period	$1,091,121	$1,174,368	$1,011,043	$999,918	$777,714
Portfolio turnover rate H	67%	50%	97%	84%	198%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Environmental Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10
Income from Investment Operations
Net investment income (loss) A, B	.32	.31	.29	.23	.10
Net realized and unrealized gain (loss)	(.21)	(.07)	.31	(.34)	(1.39)
Total from investment operations	.11	.24	.60	(.11)	(1.29)
Distributions
Distributions from net investment income	(.31)	(.30)	(.27)	(.31)	(.10) C
Distributions from net realized gain	-	-	-	-	.00 C, D
Total distributions	(.31)	(.30)	(.27)	(.31)	(.10)
Net asset value, end of period	$8.36	$8.56	$8.62	$8.29	$8.71
Total Return E, F	1.29%	2.84%	7.33%	(1.28)%	(12.78)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.67%	.67%	.68%	.69%	.67%
Ratio of expenses to average net assets net of fee waivers, if any	.67%	.67%	.68%	.69%	.67%
Ratio of expenses to average net assets net of all reductions, if any	.67%	.67%	.67%	.69%	.66%
Ratio of net investment income (loss) to average net assets	3.72%	3.66%	3.48%	2.68%	1.07%
Net assets, end of period	$815,182	$804,195	$780,024	$729,221	$736,121
Portfolio turnover rate I	67%	50%	97%	84%	198%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Environmental Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.55	$8.62	$8.28	$8.70	$10.09
Income from Investment Operations
Net investment income (loss) A, B	.25	.25	.23	.16	.03
Net realized and unrealized gain (loss)	(.20)	(.09)	.31	(.34)	(1.38)
Total from investment operations	.05	.16	.54	(.18)	(1.35)
Distributions
Distributions from net investment income	(.25)	(.23)	(.20)	(.24)	(.03) C
Distributions from net realized gain	-	-	-	-	(.01) C
Total distributions	(.25)	(.23)	(.20)	(.24)	(.04)
Net asset value, end of period	$8.35	$8.55	$8.62	$8.28	$8.70
Total Return D, E	.52%	1.93%	6.65%	(2.02)%	(13.42)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	1.43%	1.44%	1.44%	1.43%	1.42%
Ratio of expenses to average net assets net of fee waivers, if any	1.43%	1.44%	1.44%	1.43%	1.42%
Ratio of expenses to average net assets net of all reductions, if any	1.43%	1.44%	1.43%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets	2.96%	2.90%	2.72%	1.93%	.32%
Net assets, end of period	$785,901	$770,547	$777,473	$731,928	$740,586
Portfolio turnover rate H	67%	50%	97%	84%	198%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Environmental Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10
Income from Investment Operations
Net investment income (loss) A, B	.34	.33	.31	.25	.12
Net realized and unrealized gain (loss)	(.21)	(.07)	.30	(.34)	(1.39)
Total from investment operations	.13	.26	.61	(.09)	(1.27)
Distributions
Distributions from net investment income	(.33)	(.32)	(.28)	(.33)	(.12) C
Distributions from net realized gain	-	-	-	-	.00 C, D
Total distributions	(.33)	(.32)	(.28)	(.33)	(.12)
Net asset value, end of period	$8.36	$8.56	$8.62	$8.29	$8.71
Total Return E	1.51%	3.06%	7.57%	(1.05)%	(12.60)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	3.94%	3.89%	3.71%	2.91%	1.29%
Net assets, end of period	$10,900,070	$11,332,272	$11,610,260	$10,240,771	$10,795,909
Portfolio turnover rate H	67%	50%	97%	84%	198%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Environmental Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.28	$8.70	$10.10
Income from Investment Operations
Net investment income (loss) A, B	.34	.33	.30	.24	.11
Net realized and unrealized gain (loss)	(.22)	(.07)	.32	(.34)	(1.37)
Total from investment operations	.12	.26	.62	(.10)	(1.26)
Distributions
Distributions from net investment income	(.33)	(.32)	(.28)	(.32)	(.13) C
Distributions from net realized gain	-	-	-	-	(.01) C
Total distributions	(.33)	(.32)	(.28)	(.32)	(.14)
Net asset value, end of period	$8.35	$8.56	$8.62	$8.28	$8.70
Total Return D	1.39%	3.06%	7.63%	(1.18)%	(12.58)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.52%	.58%	.57%	.58%	.60%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.52%	.58%	.60%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.52%	.57%	.59%
Ratio of net investment income (loss) to average net assets	3.96%	3.89%	3.64%	2.79%	1.14%
Net assets, end of period	$785,173	$495,485	$392,970	$481,616	$996,442
Portfolio turnover rate G	67%	50%	97%	84%	198%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Environmental Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10
Income from Investment Operations
Net investment income (loss) A, B	.34	.34	.32	.25	.13
Net realized and unrealized gain (loss)	(.20)	(.08)	.30	(.34)	(1.39)
Total from investment operations	.14	.26	.62	(.09)	(1.26)
Distributions
Distributions from net investment income	(.34)	(.32)	(.29)	(.33)	(.13) C
Distributions from net realized gain	-	-	-	-	(.01) C
Total distributions	(.34)	(.32)	(.29)	(.33)	(.13) D
Net asset value, end of period	$8.36	$8.56	$8.62	$8.29	$8.71
Total Return E	1.60%	3.15%	7.67%	(.96)%	(12.52)%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.01%	3.98%	3.80%	3.00%	1.38%
Net assets, end of period	$20,645,099	$32,913,300	$22,930,165	$19,580,351	$16,330,710
Portfolio turnover rate H	67%	50%	97%	84%	198%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Environmental Bond Fund	Class A, Class M, Class C, Fidelity® Environmental Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain foreign taxes, foreign currency transactions, futures transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Environmental Bond Fund	35,797,963	234,268	(1,196,572)	(962,304)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Environmental Bond Fund	105,302	(11,763,278)	(962,043)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Environmental Bond Fund	(8,924,021)	(2,839,257)	(11,763,278)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Environmental Bond Fund	1,706,655	1,706,655

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Environmental Bond Fund	1,558,498	1,558,498

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	18,683	(38)	69,559	(7,167)
Total Foreign Exchange Risk	18,683	(38)	69,559	(7,167)
Interest Rate Risk
Futures Contracts	36,664	(1,866)	31,760	20,454
Total Interest Rate Risk	36,664	(1,866)	31,760	20,454

Totals	55,347	(1,904)	101,319	13,287

Value of Derivative Assets/Liabilities Legend
For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Environmental Bond Fund
Forward Foreign Currency Contracts	3,316,784
Futures Contracts	2,883,302

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Environmental Bond Fund	11,317,624	13,325,060

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Environmental Bond Fund	0.35

Under the management contract, the investment adviser pays all other fund-level operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Environmental Bond Fund
Class A	-	.25	3,047	2,196
Class M	-	.25	2,043	1,955
Class C	.75	.25	7,864	7,612
			12,954	11,763

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Environmental Bond Fund
Class A A	4.00	.75	273
Class M A	4.00	.25	6
Class C B	-	1.00	-
			279

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Environmental Bond Fund
Class A	1,174	asset/account based	.10
Class M	556	asset/account based	.07
Class C	659	asset/account based	.08
Fidelity® Environmental Bond Fund	10,964	asset-based	.10
Class I	1,100	asset/account based	.17
Class Z	14,704	asset-based	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, fees and expenses of the independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Environmental Bond Fund
Class I	0.45	December 31, 2027	451
Class Z	0.36	December 31, 2027	11,935

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Environmental Bond Fund	1,246

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Environmental Bond Fund
Class A	44,069	38,043
Class M	29,806	27,545
Class C	22,665	20,826
Fidelity® Environmental Bond Fund	423,931	413,996
Class I	25,089	15,173
Class Z	1,161,095	1,042,915
Total	1,706,655	1,558,498

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Environmental Bond Fund
Class A
Shares sold	11,948	30,663	102,910	257,506
Reinvestment of distributions	5,150	4,461	44,046	37,921
Shares redeemed	(23,733)	(15,213)	(202,095)	(128,206)
Net increase (decrease)	(6,635)	19,911	(55,139)	167,221
Class M
Shares sold	497	6,053	4,261	51,387
Reinvestment of distributions	3,486	3,238	29,802	27,516
Shares redeemed	(393)	(5,821)	(3,377)	(49,049)
Net increase (decrease)	3,590	3,470	30,686	29,854
Class C
Shares sold	1,367	1,428	11,759	12,038
Reinvestment of distributions	2,654	2,450	22,665	20,797
Shares redeemed	-	(4,042)	-	(33,780)
Net increase (decrease)	4,021	(164)	34,424	(945)
Fidelity® Environmental Bond Fund
Shares sold	314,464	194,941	2,695,092	1,657,944
Reinvestment of distributions	45,285	44,480	387,206	378,037
Shares redeemed	(379,383)	(262,273)	(3,260,194)	(2,228,692)
Net increase (decrease)	(19,634)	(22,852)	(177,896)	(192,711)
Class I
Shares sold	43,807	17,793	375,435	150,528
Reinvestment of distributions	2,752	1,646	23,466	13,979
Shares redeemed	(10,474)	(7,131)	(89,363)	(60,971)
Net increase (decrease)	36,085	12,308	309,538	103,536
Class Z
Shares sold	687,950	1,425,959	5,919,382	12,120,303
Reinvestment of distributions	6,055	4,930	51,740	41,896
Shares redeemed	(2,068,402)	(245,938)	(17,620,442)	(2,089,516)
Net increase (decrease)	(1,374,397)	1,184,951	(11,649,320)	10,072,683

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity ® Environmental Bond Fund	15
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Environmental Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Environmental Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,448,123 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,706,655 distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901918.105
ENB-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026